UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05972
Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2015 – October 31, 2016
Item 1: Reports to Shareholders

Annual Report | October 31, 2016

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
European Stock Index Fund.	8
Pacific Stock Index Fund.	33
Your Fund’s After-Tax Returns.	57
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2016, returns for European stocks significantly trailed those of stocks in the Pacific region.

• Vanguard European Stock Index Fund returned –6.63% for the fiscal year, while Vanguard Pacific Stock Index Fund returned 6.40%. (All returns are for Investor Shares.)

• Returns for both funds diverged from those of their benchmark indexes, in part because of temporary pricing discrepancies arising from fair-value adjustments. (Please see the Glossary entry on fair-value pricing.)

• The European Stock Index Fund’s results lagged the average return of its peers; the Pacific Stock Index Fund’s return surpassed its peer group average.

• In Europe, the relative strength of the U.S. dollar against local currencies hurt returns, as did fallout from Britain’s Brexit vote.

• Returns in the Pacific region were aided by Japan and Australia, as both countries’ currencies strengthened against the U.S. dollar.

Total Returns: Fiscal Year Ended October 31, 2016
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	-6.63%
FTSE Europe ETF Shares
Market Price	-6.49
Net Asset Value	-6.43
Admiral™ Shares	-6.48
Institutional Shares	-6.46
Institutional Plus Shares	-6.45
FTSE Developed Europe All Cap Index	-7.02
European Region Funds Average	-5.75
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Pacific Stock Index Fund
Investor Shares	6.40%
FTSE Pacific ETF Shares
Market Price	6.58
Net Asset Value	6.59
Admiral Shares	6.57
Institutional Shares	6.61
FTSE Developed Asia Pacific All Cap Index	5.70
Japan/Pacific Region Funds Average	5.41
For a benchmark description, see the Glossary.

Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended October 31, 2016
Average
Annual Return
European Stock Index Fund Investor Shares	0.92%
Spliced European Stock Index	0.88
European Region Funds Average	1.17
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Pacific Stock Index Fund Investor Shares	2.08%
Spliced Pacific Stock Index	2.19
Japan/Pacific Region Funds Average	0.99
For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
European Stock Index Fund	0.26%	0.12%	0.12%	0.09%	0.08%	1.49%
Pacific Stock Index Fund	0.26	0.12	0.12	0.09	—	1.26

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.10%
for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the
Pacific Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional
Shares. The peer group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer groups: For the European Stock Index Fund, European Region Funds; and for the Pacific Stock Index Fund, Japan/Pacific Region Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

4

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

5

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was
one of the most intense and unpredictable
in U.S. history. In its aftermath, investors
may be left with lingering questions about
what the outcome will mean for their
portfolios. The answer, based on Vanguard
research into decades of historical data, is
that presidential elections typically have no
long-term effect on market performance.

These findings hold true regardless of the
market’s initial reaction. Whether there’s
a swoon or bounce immediately after an
election, investors shouldn’t extrapolate
that performance to the long term.

As you can see in the accompanying chart,
data going back to 1853 show that stock
market returns are virtually identical no matter
which party controls the White House.
Although headlines out of Washington at any
given time may still cause concern, investors
shouldn’t overreact to short-term events.
Instead, it’s best to maintain a balanced and
diversified portfolio and stay focused on your
long-term goals.

Average annual stock market returns based
on party control of the White House
(1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc.,
and Ibbotson Associates thereafter through 2015.

6

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

7

European Stock Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor	FTSE Europe	Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEURX	VGK	VEUSX	VESIX	VEUPX
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.08%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	1,259	1,223	5,783
Median Market Cap	$36.3B	$36.7B	$21.0B
Price/Earnings Ratio	24.9x	24.4x	20.8x
Price/Book Ratio	1.8x	1.8x	1.6x
Return on Equity	16.0%	16.0%	14.3%
Earnings Growth
Rate	3.2%	3.0%	7.4%
Dividend Yield	3.4%	3.4%	3.0%
Turnover Rate	6%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	7.8%	7.8%	7.8%
Consumer Goods	18.2	18.3	16.2
Consumer Services	7.6	7.6	8.6
Financials	21.5	21.4	25.2
Health Care	11.7	11.7	7.7
Industrials	14.7	14.7	14.7
Oil & Gas	6.9	6.9	6.5
Technology	3.6	3.6	5.6
Telecommunications	4.1	4.1	4.2
Utilities	3.9	3.9	3.5

Volatility Measures
	Spliced
	European	FTSE Global
	Stock	All Cap ex US
	Index	Index
R-Squared	0.99	0.86
Beta	0.96	0.96
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	2.7%
Royal Dutch Shell plc	Integrated Oil & Gas	2.4
Roche Holding AG	Pharmaceuticals	2.0
Novartis AG	Pharmaceuticals	2.0
HSBC Holdings plc	Banks	1.8
Unilever	Personal Products	1.4
BP plc	Integrated Oil & Gas	1.3
British American
Tobacco plc	Tobacco	1.3
TOTAL SA	Integrated Oil & Gas	1.2
GlaxoSmithKline plc	Pharmaceuticals	1.1
Top Ten		17.2%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares,
0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares.

8

European Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Europe
United Kingdom	29.8%	29.9%	12.6%
France	14.4	14.4	6.1
Germany	14.4	14.3	6.0
Switzerland	13.5	13.6	5.7
Spain	5.1	5.1	2.1
Netherlands	5.0	5.0	2.1
Sweden	4.9	4.9	2.1
Italy	3.6	3.6	1.5
Denmark	2.8	2.8	1.2
Belgium	2.2	2.2	0.9
Finland	1.8	1.8	0.8
Norway	1.2	1.2	0.5
Other	1.3	1.2	0.6
Subtotal	100.0%	100.0%	42.2%
Pacific	0.0%	0.0%	30.7%
Emerging Markets	0.0%	0.0%	19.7%
North America	0.0%	0.0%	6.9%
Middle East	0.0%	0.0%	0.5%

9

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2006, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	European Stock Index Fund*Investor
	Shares	-6.63%	4.79%	0.92%	$10,957
• • • • • • • •	Spliced European Stock Index	-7.02	4.64	0.88	10,918

– – – –	European Region Funds Average	-5.75	5.82	1.17	11,230
	FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Europe ETF Shares
Net Asset Value	-6.43%	4.96%	1.05%	$11,105
Spliced European Stock Index	-7.02	4.64	0.88	10,918
FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478

See Financial Highlights for dividend and capital gains information.

10

European Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	-6.48%	4.94%	1.04%	$11,095
Spliced European Stock Index	-7.02	4.64	0.88	10,918
FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional
Shares	-6.46%	4.97%	1.08%	$5,567,434
Spliced European Stock Index	-7.02	4.64	0.88	5,459,154

FTSE Global All Cap ex US Index	0.92	4.20	2.24	6,238,904

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/5/2014)	Investment
European Stock Index Fund Institutional Plus
Shares	-6.45%	-4.76%	$91,123,783
Spliced European Stock Index	-7.02	-4.83	90,997,289
FTSE Global All Cap ex US Index	0.92	-1.33	97,477,765
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2006, Through October 31, 2016
	One	Five	Ten
	Year	Years	Years
FTSE Europe ETF Shares Market Price	-6.49%	27.07%	10.41%
FTSE Europe ETF Shares Net Asset Value	-6.43	27.38	11.05
Spliced European Stock Index	-7.02	25.44	9.18

11

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2006, Through October 31, 2016

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	2.52%	7.91%	1.70%
FTSE Europe ETF Shares	3/4/2005
Market Price		2.65	8.17	1.73
Net Asset Value		2.73	8.09	1.83
Admiral Shares	8/13/2001	2.67	8.07	1.82
Institutional Shares	5/15/2000	2.69	8.10	1.86
Institutional Plus Shares	12/5/2014	2.70	—	-3.18[1]
1 Return since inception.

12

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		79,573	0.5%

Belgium
* Anheuser-Busch InBev SA/NV	1,467,974	168,480	1.1%
Belgium—Other †		174,413	1.1%
		342,893	2.2%
Denmark
Novo Nordisk A/S Class B	3,395,967	120,983	0.8%
1 Denmark—Other †		307,346	2.0%
		428,329	2.8%

Finland †		278,338	1.8%

France
TOTAL SA	3,958,249	189,620	1.2%
Sanofi	2,053,898	159,833	1.1%
BNP Paribas SA	1,798,456	104,281	0.7%
LVMH Moet Hennessy Louis Vuitton SE	460,992	83,929	0.6%
AXA SA	3,544,985	79,983	0.5%
Danone SA	1,045,391	72,507	0.5%
Schneider Electric SE	998,287	67,135	0.4%
1 France—Other †		1,453,996	9.4%
		2,211,284	14.4%
Germany
Siemens AG	1,398,861	158,936	1.0%
Bayer AG	1,522,417	151,161	1.0%
BASF SE	1,698,847	149,971	1.0%
SAP SE	1,644,643	144,893	0.9%
Allianz SE	837,961	130,810	0.9%

13

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Daimler AG	1,757,817	125,407	0.8%
	Deutsche Telekom AG	5,913,660	96,483	0.6%
*,1	Covestro AG	116,035	6,871	0.0%
1	Germany—Other †		1,246,297	8.1%
			2,210,829	14.3%

Ireland †			70,142	0.5%

Isle of Man †			4,735	0.0%

Italy
	Eni SPA	4,536,993	65,842	0.5%
1	Italy—Other †		495,265	3.2%
			561,107	3.7%
Netherlands
	Unilever NV	2,865,071	119,835	0.8%
	ING Groep NV	7,109,259	93,324	0.6%
1	Netherlands—Other †		555,241	3.6%
			768,400	5.0%

[1]Norway †			190,810	1.2%

Other †			579	0.0%

Portugal †			47,438	0.3%

Spain
	Banco Santander SA	26,515,106	129,925	0.8%
	Banco Bilbao Vizcaya Argentaria SA	11,849,532	85,301	0.6%
	Telefonica SA	7,880,006	80,066	0.5%
	Iberdrola SA	10,393,273	70,731	0.5%
	Industria de Diseno Textil SA	1,950,921	68,073	0.4%
1	Spain—Other †		347,291	2.3%
			781,387	5.1%

[1]Sweden †			759,782	4.9%

Switzerland
	Nestle SA	5,676,575	411,631	2.7%
	Novartis AG	4,350,342	308,733	2.0%
	Roche Holding AG	1,322,779	303,818	2.0%
	UBS Group AG	6,407,232	90,583	0.6%
	ABB Ltd.	3,522,923	72,679	0.5%
	Zurich Insurance Group AG	274,205	71,775	0.4%
	Syngenta AG	168,855	67,570	0.4%
	Roche Holding AG (Bearer)	23,663	5,500	0.0%
1	Switzerland—Other †		752,441	4.9%
			2,084,730	13.5%
United Kingdom
	HSBC Holdings plc	36,461,098	274,595	1.8%
	BP plc	34,572,312	204,382	1.3%
	British American Tobacco plc	3,429,525	196,557	1.3%
	Royal Dutch Shell plc Class B	6,892,488	177,775	1.1%

14

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
GlaxoSmithKline plc		8,945,514	176,713	1.1%
Royal Dutch Shell plc Class A (London Shares)		6,731,459	167,661	1.1%
Vodafone Group plc		48,886,159	134,258	0.9%
AstraZeneca plc		2,322,103	130,027	0.8%
Diageo plc		4,633,626	123,332	0.8%
Reckitt Benckiser Group plc		1,156,583	103,469	0.7%
Shire plc		1,656,510	93,531	0.6%
Unilever plc		2,219,261	92,653	0.6%
National Grid plc		6,943,087	90,315	0.6%
Imperial Brands plc		1,772,045	85,717	0.6%
Lloyds Banking Group plc		117,829,254	82,283	0.5%
Prudential plc		4,746,147	77,452	0.5%
Rio Tinto plc		2,226,178	77,416	0.5%
Barclays plc		31,126,113	72,114	0.5%
BT Group plc		15,400,292	70,688	0.5%
Royal Dutch Shell plc Class A		1,230,297	30,656	0.2%
1 United Kingdom—Other †			2,117,443	13.7%
			4,579,037	29.7%

United States †			16	0.0%
Total Common Stocks (Cost $21,109,126)			15,399,409	99.9%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.718%	2,302,737	230,297	1.5%

[5,6]U.S. Government and Agency Obligations †			23,391	0.1%
Total Temporary Cash Investments (Cost $253,686)			253,688	1.6%[2]
[7]Total Investments (Cost $21,362,812)			15,653,097	101.5%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,244
Receivables for Investment Securities Sold			151
Receivables for Accrued Income			69,634
Receivables for Capital Shares Issued			2,399
Other Assets			9,490
Total Other Assets			82,918	0.5%
Liabilities
Payables for Investment Securities Purchased			(92)
Collateral for Securities on Loan			(229,152)
Payables for Capital Shares Redeemed			(7,272)
Payables to Vanguard			(14,354)
Other Liabilities			(62,052)
Total Liabilities			(312,922)	(2.0%)
Net Assets			15,423,093	100.0%

15

European Stock Index Fund

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	23,183,731
Undistributed Net Investment Income	19,219
Accumulated Net Realized Losses	(2,061,444)
Unrealized Appreciation (Depreciation)
Investment Securities	(5,709,715)
Futures Contracts	(67)
Forward Currency Contracts	(4,777)
Foreign Currencies	(3,854)
Net Assets	15,423,093

Investor Shares—Net Assets
Applicable to 24,052,159 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	607,841
Net Asset Value Per Share—Investor Shares	$25.27

ETF Shares—Net Assets
Applicable to 223,863,297 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,533,175
Net Asset Value Per Share—ETF Shares	$47.05

Admiral Shares—Net Assets
Applicable to 61,329,916 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,609,415
Net Asset Value Per Share—Admiral Shares	$58.85

16

European Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 22,863,541 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	573,833
Net Asset Value Per Share—Institutional Shares	$25.10

Institutional Plus Shares—Net Assets
Applicable to 881,675 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	98,829
Net Asset Value Per Share—Institutional Plus Shares	$112.09

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $165,071,000, representing 1.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $229,152,000 of collateral received for securities on loan.
5 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $8,710,000 and cash of $1,280,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $214,827,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Dividends[1]	644,605
Interest[2]	314
Securities Lending—Net	22,159
Total Income	667,078
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,127
Management and Administrative—Investor Shares	1,328
Management and Administrative—ETF Shares	8,449
Management and Administrative—Admiral Shares	2,437
Management and Administrative—Institutional Shares	361
Management and Administrative—Institutional Plus Shares	59
Marketing and Distribution—Investor Shares	150
Marketing and Distribution—ETF Shares	980
Marketing and Distribution—Admiral Shares	328
Marketing and Distribution—Institutional Shares	22
Marketing and Distribution—Institutional Plus Shares	2
Custodian Fees	2,334
Auditing Fees	48
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—ETF Shares	290
Shareholders’ Reports—Admiral Shares	31
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	10
Total Expenses	19,006
Net Investment Income	648,072
Realized Net Gain (Loss)
Investment Securities Sold[2]	(242,793)
Futures Contracts	15,404
Foreign Currencies and Forward Currency Contracts	(22,528)
Realized Net Gain (Loss)	(249,917)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,791,913)
Futures Contracts	(9,675)
Foreign Currencies and Forward Currency Contracts	(6,003)
Change in Unrealized Appreciation (Depreciation)	(1,807,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,409,436)

1 Dividends are net of foreign withholding taxes of $38,969,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $222,000 and $0, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	648,072	620,752
Realized Net Gain (Loss)	(249,917)	211,428
Change in Unrealized Appreciation (Depreciation)	(1,807,591)	(1,172,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,409,436)	(340,521)
Distributions
Net Investment Income
Investor Shares	(21,135)	(23,457)
ETF Shares	(453,005)	(433,791)
Admiral Shares	(129,984)	(131,297)
Institutional Shares	(24,805)	(28,805)
Institutional Plus Shares	(3,926)	(6,528)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(632,855)	(623,878)
Capital Share Transactions
Investor Shares	(53,855)	(21,781)
ETF Shares	(3,566,616)	4,618,360
Admiral Shares	(133,939)	363,663
Institutional Shares	(213,685)	(118,126)
Institutional Plus Shares	(121,144)	264,731
Net Increase (Decrease) from Capital Share Transactions	(4,089,239)	5,106,847
Total Increase (Decrease)	(6,131,530)	4,142,448
Net Assets
Beginning of Period	21,554,623	17,412,175
End of Period[1]	15,423,093	21,554,623

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $19,219,000 and $12,532,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$27.98	$29.05	$30.42	$24.69	$24.48
Investment Operations
Net Investment Income	. 881	. 866	1.235[1]	.830	.836
Net Realized and Unrealized Gain (Loss)
on Investments	(2.738)	(1.058)	(1.380)	5.800	.925
Total from Investment Operations	(1.857)	(.192)	(.145)	6.630	1.761
Distributions
Dividends from Net Investment Income	(.853)	(.878)	(1.225)	(.900)	(1.551)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.853)	(.878)	(1.225)	(.900)	(1.551)
Net Asset Value, End of Period	$25.27	$27.98	$29.05	$30.42	$24.69

Total Return[2]	-6.63%	-0.77%	-0.73%	27.47%	7.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$608	$730	$782	$868	$760
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	3.35%	3.05%	4.12%[1]	3.02%	3.75%
Portfolio Turnover Rate [3]	6%	13%	7%	10%	7%

1 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$52.09	$54.08	$56.64	$46.01	$45.66
Investment Operations
Net Investment Income	1.717	1.691	2.384[1]	1.626	1.630
Net Realized and Unrealized Gain (Loss)
on Investments	(5.094)	(1.970)	(2.577)	10.787	1.706
Total from Investment Operations	(3.377)	(.279)	(.193)	12.413	3.336
Distributions
Dividends from Net Investment Income	(1.663)	(1.711)	(2.367)	(1.783)	(2.986)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.663)	(1.711)	(2.367)	(1.783)	(2.986)
Net Asset Value, End of Period	$47.05	$52.09	$54.08	$56.64	$46.01

Total Return	-6.43%	-0.62%	-0.60%	27.67%	7.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,533	$15,578	$11,676	$12,061	$3,928
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.51%	3.19%	4.26%[1]	3.16%	3.89%
Portfolio Turnover Rate[2]	6%	13%	7%	10%	7%

1 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$65.16	$67.64	$70.85	$57.54	$57.09
Investment Operations
Net Investment Income	2.151	2.113	2.983[1]	2.026	2.032
Net Realized and Unrealized Gain (Loss)
on Investments	(6.379)	(2.454)	(3.233)	13.503	2.152
Total from Investment Operations	(4.228)	(.341)	(.250)	15.529	4.184
Distributions
Dividends from Net Investment Income	(2.082)	(2.139)	(2.960)	(2.219)	(3.734)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.082)	(2.139)	(2.960)	(2.219)	(3.734)
Net Asset Value, End of Period	$58.85	$65.16	$67.64	$70.85	$57.54

Total Return[2]	-6.48%	-0.61%	-0.61%	27.64%	7.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,609	$4,137	$3,949	$3,340	$2,508
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.51%	3.19%	4.26%[1]	3.16%	3.89%
Portfolio Turnover Rate [3]	6%	13%	7%	10%	7%

1 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$27.79	$28.85	$30.21	$24.54	$24.36
Investment Operations
Net Investment Income	.. 921	.. 910	1.282[1]	..871	..875
Net Realized and Unrealized Gain (Loss)
on Investments	(2.719)	(1.048)	(1.371)	5.755	..912
Total from Investment Operations	(1.798)	(.138)	(.089)	6.626	1.787
Distributions
Dividends from Net Investment Income	(.892)	(.922)	(1.271)	(.956)	(1.607)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.892)	(.922)	(1.271)	(.956)	(1.607)
Net Asset Value, End of Period	$25.10	$27.79	$28.85	$30.21	$24.54

Total Return[2]	-6.46%	-0.58%	-0.55%	27.66%	7.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$574	$867	$1,006	$901	$762
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.53%	3.22%	4.29%[1]	3.19%	3.92%
Portfolio Turnover Rate [3]	6%	13%	7%	10%	7%

1 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Dec. 5,	Nov. 1,	May 17,
	Ended	2014[3] to	2013 to	2013[1] to
	Oct. 31,	Oct. 31,	March 17,	Oct 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$124.09	$131.51	$126.52	$116.90
Investment Operations
Net Investment Income	4.121	3.878	2.253[4]	2.257
Net Realized and Unrealized Gain (Loss) on Investments	(12.133)	(7.151)	2.866	9.966
Total from Investment Operations	(8.012)	(3.273)	5.119	12.223
Distributions
Dividends from Net Investment Income	(3.988)	(4.147)	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(3.988)	(4.147)	(.539)	(2.603)
Net Asset Value, End of Period	$112.09	$124.09	$131.10[2]	$126.52

Total Return	-6.45%	-2.59%	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99	$242	—	$110
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[5]	0.08%[5]	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	3.54%	3.11%[5]	4.80%[4,5]	3.20%[5]
Portfolio Turnover Rate [6]	6%	13%	7%	10%

1 Inception.
2 Net asset value as of March 17, 2014, on which date all shares were redeemed.
3 Recommencement of operations.
4 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

25

European Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.

26

European Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

27

European Stock Index Fund

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $1,244,000, representing 0.01% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

28

European Stock Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,336	15,391,073	—
Temporary Cash Investments	230,297	23,391	—
Futures Contracts—Liabilities[1]	(150)	—	—
Forward Currency Contracts—Assets	—	1,492	—
Forward Currency Contracts—Liabilities	—	(6,269)	—
Total	238,483	15,409,687	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	1,492	1,492
Other Liabilities	(150)	(6,269)	(6,419)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	15,404	—	15,404
Forward Currency Contracts	—	(9,678)	(9,678)
Realized Net Gain (Loss) on Derivatives	15,404	(9,678)	5,726

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(9,675)	—	(9,675)
Forward Currency Contracts	—	(5,413)	(5,413)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(9,675)	(5,413)	(15,088)

29

European Stock Index Fund

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2016	570	19,076	266
FTSE 100 Index	December 2016	92	7,783	(333)
				(67)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/21/16	EUR	55,963	USD	62,736	(1,152)
Toronto-Dominion Securities	12/21/16	EUR	51,870	USD	58,544	(1,466)
Bank of America, N.A.	12/21/16	GBP	19,616	USD	26,252	(2,210)
BNP Paribas	12/21/16	GBP	12,792	USD	16,330	(653)
JPMorgan Chase Bank, N.A.	12/21/16	GBP	5,880	USD	7,855	(649)
Citibank, N.A.	12/21/16	USD	32,525	EUR	29,676	(131)
Barclays Bank PLC	12/21/16	USD	32,317	EUR	28,878	539
Citibank, N.A.	12/21/16	USD	21,759	EUR	19,636	152
JPMorgan Chase Bank, N.A.	12/21/16	USD	15,012	EUR	13,549	102
Goldman Sachs International	12/21/16	USD	13,833	GBP	10,745	664
JPMorgan Chase Bank, N.A.	12/21/16	USD	9,128	GBP	7,448	—
Goldman Sachs International	12/21/16	USD	7,156	GBP	5,846	(8)
Barclays Bank PLC	12/21/16	USD	5,605	GBP	4,561	16
JPMorgan Chase Bank, N.A.	12/21/16	USD	5,602	GBP	4,556	19
						(4,777)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At October 31, 2016, the counterparties had deposited in segregated accounts securities and cash with a value of $2,090,000 in connection with open forward currency contracts.

30

European Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2016, the fund realized net foreign currency losses of $12,851,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2016, the fund realized $141,245,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2016, the fund had $37,132,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $115,230,000 to offset taxable capital gains realized during the year ended October 31, 2016. At October 31, 2016, the fund had available capital losses totaling $2,065,201,000 to offset future net capital gains of $1,500,333,000 through October 31, 2017, $282,885,000 through October 31, 2018, and $166,753,000 through October 31, 2019.

At October 31, 2016, the cost of investment securities for tax purposes was $21,368,194,000. Net unrealized depreciation of investment securities for tax purposes was $5,715,097,000, consisting of unrealized gains of $513,906,000 on securities that had risen in value since their purchase and $6,229,003,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $1,246,858,000 of investment securities and sold $5,163,653,000 of investment securities, other than temporary cash investments. Purchases and sales include $213,143,000 and $3,903,894,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

European Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	100,437	3,906	173,988	5,929
Issued in Lieu of Cash Distributions	17,789	697	20,022	684
Redeemed	(172,081)	(6,639)	(215,791)	(7,454)
Net Increase (Decrease)—Investor Shares	(53,855)	(2,036)	(21,781)	(841)
ETF Shares
Issued	340,229	7,004	5,207,514	94,654
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,906,845)	(82,200)	(589,154)	(11,500)
Net Increase (Decrease)—ETF Shares	(3,566,616)	(75,196)	4,618,360	83,154
Admiral Shares
Issued	454,762	7,584	936,063	13,685
Issued in Lieu of Cash Distributions	108,578	1,827	111,233	1,634
Redeemed	(697,279)	(11,579)	(683,633)	(10,195)
Net Increase (Decrease)—Admiral Shares	(133,939)	(2,168)	363,663	5,124
Institutional Shares
Issued	129,495	5,017	293,093	10,179
Issued in Lieu of Cash Distributions	19,570	772	21,252	732
Redeemed	(362,750)	(14,133)	(432,471)	(14,564)
Net Increase (Decrease)—Institutional Shares	(213,685)	(8,344)	(118,126)	(3,653)
Institutional Plus Shares
Issued	35,730	311	276,203	2,054
Issued in Lieu of Cash Distributions	3,926	34	6,528	50
Redeemed	(160,800)	(1,413)	(18,000)	(154)
Net Increase (Decrease)—Institutional Plus Shares	(121,144)	(1,068)	264,731	1,950

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

32

Pacific Stock Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor	FTSE Pacific ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPL	VPADX	VPKIX
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	2,273	2,237	5,783
Median Market Cap	$15.7B	$15.7B	$21.0B
Price/Earnings Ratio	17.0x	17.0x	20.8x
Price/Book Ratio	1.3x	1.3x	1.6x
Return on Equity	10.8%	10.8%	14.3%
Earnings Growth
Rate	12.5%	12.5%	7.4%
Dividend Yield	2.5%	2.5%	3.0%
Turnover Rate	4%	—	—
Short-Term Reserves	-0.4%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	7.2%	7.1%	7.8%
Consumer Goods	20.8	20.9	16.2
Consumer Services	10.4	10.4	8.6
Financials	25.0	25.0	25.2
Health Care	6.1	6.1	7.7
Industrials	18.2	18.1	14.7
Oil & Gas	1.6	1.7	6.5
Technology	4.3	4.3	5.6
Telecommunications	3.6	3.6	4.2
Utilities	2.8	2.8	3.5

Volatility Measures
	Spliced
	Pacific	FTSE Global
	Stock	All Cap ex US
	Index	Index
R-Squared	0.92	0.84
Beta	0.92	0.91
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Samsung Electronics Co. Consumer
Ltd.	Electronics	2.7%
Toyota Motor Corp.	Automobiles	2.6
Commonwealth Bank of
Australia	Banks	1.6
Westpac Banking Corp.	Banks	1.3
AIA Group Ltd.	Life Insurance	1.3
Mitsubishi UFJ Financial
Group Inc.	Banks	1.2
Australia & New Zealand
Banking Group Ltd.	Banks	1.0
KDDI Corp.	Mobile
	Telecommunications	0.9
National Australia Bank
Ltd.	Banks	0.9
BHP Billiton	General Mining	0.9
Top Ten		14.4%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and
0.08% for Institutional Shares.

33

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	42.2%
Pacific
Japan	59.4%	59.3%	18.1%
Australia	16.9	16.8	5.2
South Korea	11.0	11.2	3.4
Hong Kong	8.8	8.8	2.7
Singapore	3.1	3.1	1.0
Other	0.8	0.8	0.3
Subtotal	100.0%	100.0%	30.7%
Emerging Markets	0.0%	0.0%	19.7%
North America	0.0%	0.0%	6.9%
Middle East	0.0%	0.0%	0.5%

34

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2006, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Pacific Stock Index Fund*Investor
	Shares	6.40%	6.31%	2.08%	$12,289
• • • • • • • •	Spliced Pacific Stock Index	5.70	6.19	2.19	12,415

– – – –	Japan/Pacific Region Funds Average	5.41	7.20	0.99	11,035
	FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478
For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Pacific ETF Shares
Net Asset Value	6.59%	6.46%	2.21%	$12,447
Spliced Pacific Stock Index	5.70	6.19	2.19	12,415
FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478

See Financial Highlights for dividend and capital gains information.

35

Pacific Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	6.57%	6.47%	2.21%	$12,448
Spliced Pacific Stock Index	5.70	6.19	2.19	12,415
FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	6.61%	6.49%	2.25%	$6,246,771
Spliced Pacific Stock Index	5.70	6.19	2.19	6,207,327

FTSE Global All Cap ex US Index	0.92	4.20	2.24	6,238,904

Cumulative Returns of ETF Shares: October 31, 2006, Through October 31, 2016
	One	Five	Ten
	Year	Years	Years
FTSE Pacific ETF Shares Market Price	6.58%	37.31%	24.16%
FTSE Pacific ETF Shares Net Asset Value	6.59	36.76	24.47
Spliced Pacific Stock Index	5.70	35.00	24.15

Fiscal-Year Total Returns (%): October 31, 2006, Through October 31, 2016

For a benchmark description, see the Glossary.

36

Pacific Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	15.62%	7.57%	2.49%
FTSE Pacific ETF Shares	3/4/2005
Market Price		15.74	7.86	2.58
Net Asset Value		15.77	7.70	2.61
Admiral Shares	8/13/2001	15.75	7.71	2.62
Institutional Shares	5/15/2000	15.70	7.74	2.65

37

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,615,225	89,922	1.6%
Westpac Banking Corp.	3,170,785	73,325	1.3%
Australia & New Zealand Banking Group Ltd.	2,773,182	58,557	1.0%
National Australia Bank Ltd.	2,524,978	53,599	0.9%
BHP Billiton Ltd.	3,064,581	53,541	0.9%
Wesfarmers Ltd.	1,068,281	33,265	0.6%
CSL Ltd.	435,916	33,263	0.6%
Woolworths Ltd.	1,207,043	21,662	0.4%
1 Australia—Other †		550,904	9.5%
		968,038	16.8%
Hong Kong
AIA Group Ltd.	11,502,645	72,363	1.3%
CK Hutchison Holdings Ltd.	2,695,591	33,285	0.6%
Hong Kong Exchanges & Clearing Ltd.	1,162,397	30,730	0.5%
Cheung Kong Property Holdings Ltd.	2,698,091	19,946	0.4%
Sun Hung Kai Properties Ltd.	1,335,118	19,881	0.3%
1 Hong Kong—Other †		329,631	5.7%
		505,836	8.8%
Japan
Toyota Motor Corp.	2,598,707	150,743	2.6%
Mitsubishi UFJ Financial Group Inc.	12,934,024	66,737	1.2%
KDDI Corp.	1,764,400	53,626	0.9%
SoftBank Group Corp.	818,070	51,523	0.9%
Honda Motor Co. Ltd.	1,705,527	51,032	0.9%
Japan Tobacco Inc.	1,141,059	43,383	0.8%
Sumitomo Mitsui Financial Group Inc.	1,235,334	42,831	0.7%
Mizuho Financial Group Inc.	23,793,341	40,062	0.7%
Sony Corp.	1,194,744	37,656	0.7%
FANUC Corp.	186,176	34,087	0.6%
Takeda Pharmaceutical Co. Ltd.	735,991	32,917	0.6%

38

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Keyence Corp.		43,477	31,873	0.6%
NTT DOCOMO Inc.		1,248,800	31,362	0.5%
East Japan Railway Co.		355,285	31,275	0.5%
Seven & i Holdings Co. Ltd.		741,954	30,969	0.5%
Astellas Pharma Inc.		2,022,870	30,023	0.5%
Shin-Etsu Chemical Co. Ltd.		392,755	29,779	0.5%
Central Japan Railway Co.		172,300	29,299	0.5%
Canon Inc.		998,817	28,694	0.5%
Mitsubishi Corp.		1,310,134	28,515	0.5%
Tokio Marine Holdings Inc.		669,390	26,403	0.5%
Mitsubishi Electric Corp.		1,878,654	25,417	0.4%
Murata Manufacturing Co. Ltd.		180,179	25,160	0.4%
Nintendo Co. Ltd.		102,898	24,805	0.4%
Kao Corp.		476,877	24,538	0.4%
Daikin Industries Ltd.		253,212	24,265	0.4%
Hitachi Ltd.		4,411,258	23,516	0.4%
Bridgestone Corp.		610,950	22,803	0.4%
Fuji Heavy Industries Ltd.		583,412	22,798	0.4%
Mitsui & Co. Ltd.		1,622,700	22,483	0.4%
Mitsubishi Estate Co. Ltd.		1,123,982	22,339	0.4%
Nidec Corp.		230,728	22,325	0.4%
Panasonic Corp.		2,025,590	20,896	0.4%
Denso Corp.		478,686	20,830	0.4%
Mitsui Fudosan Co. Ltd.		904,580	20,601	0.4%
Komatsu Ltd.		899,109	20,013	0.3%
Hino Motors Ltd.		262,809	2,865	0.0%
kabu.com Securities Co. Ltd.		130,100	410	0.0%
Japan—Other †			2,162,091	37.5%
			3,410,944	59.1%

New Zealand †			46,241	0.8%

[1]Singapore †			178,715	3.1%

South Korea
Samsung Electronics Co. Ltd.		96,318	137,766	2.4%
Samsung Electronics Co. Ltd. Preference Shares		16,427	18,887	0.3%
South Korea—Other †			481,098	8.3%
			637,751	11.0%
Total Common Stocks (Cost $6,702,027)			5,747,525	99.6%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.718%	1,248,857	124,898	2.1%

5U.S. Government and Agency Obligations †			3,300	0.1%
Total Temporary Cash Investments (Cost $128,194)			128,198	2.2%[2]
[6]Total Investments (Cost $6,830,221)			5,875,723	101.8%

39

Pacific Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	436
Receivables for Investment Securities Sold	129
Receivables for Accrued Income	25,552
Receivables for Capital Shares Issued	2,241
Other Assets	12,342
Total Other Assets	40,700	0.7%
Liabilities
Payables for Investment Securities Purchased	(4,873)
Collateral for Securities on Loan	(124,959)
Payables for Capital Shares Redeemed	(2,989)
Payables to Vanguard	(6,388)
Other Liabilities	(5,566)
Total Liabilities	(144,775)	(2.5%)
Net Assets	5,771,648	100.0%

At October 31, 2016, net assets consisted of:
		Amount
		($000)
Paid-in Capital		7,387,653
Undistributed Net Investment Income		29,225
Accumulated Net Realized Losses		(692,318)
Unrealized Appreciation (Depreciation)
Investment Securities		(954,498)
Futures Contracts		1,792
Forward Currency Contracts		848
Foreign Currencies		(1,054)
Net Assets		5,771,648

40

Pacific Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 24,610,820 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	281,014
Net Asset Value Per Share—Investor Shares	$11.42

ETF Shares—Net Assets
Applicable to 53,683,061 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,216,633
Net Asset Value Per Share—ETF Shares	$59.92

Admiral Shares—Net Assets
Applicable to 26,759,286 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,982,935
Net Asset Value Per Share—Admiral Shares	$74.10

Institutional Shares—Net Assets
Applicable to 25,670,072 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	291,066
Net Asset Value Per Share—Institutional Shares	$11.34

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $7,950,000, representing 0.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $124,959,000 of collateral received for securities on loan.
5 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $115,977,000.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Dividends[1]	137,625
Interest[2]	76
Securities Lending—Net	5,840
Total Income	143,541
Expenses
The Vanguard Group—Note B
Investment Advisory Services	759
Management and Administrative—Investor Shares	562
Management and Administrative—ETF Shares	1,622
Management and Administrative—Admiral Shares	1,081
Management and Administrative—Institutional Shares	123
Marketing and Distribution—Investor Shares	62
Marketing and Distribution—ETF Shares	209
Marketing and Distribution—Admiral Shares	130
Marketing and Distribution—Institutional Shares	8
Custodian Fees	1,099
Auditing Fees	48
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—ETF Shares	42
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	10
Trustees’ Fees and Expenses	3
Total Expenses	5,773
Net Investment Income	137,768
Realized Net Gain (Loss)
Investment Securities Sold[2]	28,978
Futures Contracts	(1,903)
Foreign Currencies and Forward Currency Contracts	7,178
Realized Net Gain (Loss)	34,253
Change in Unrealized Appreciation (Depreciation)
Investment Securities	159,057
Futures Contracts	(252)
Foreign Currencies and Forward Currency Contracts	(688)
Change in Unrealized Appreciation (Depreciation)	158,117
Net Increase (Decrease) in Net Assets Resulting from Operations	330,138

1 Dividends are net of foreign withholding taxes of $9,440,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $55,000 and $15,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,768	136,527
Realized Net Gain (Loss)	34,253	116,379
Change in Unrealized Appreciation (Depreciation)	158,117	(430,032)
Net Increase (Decrease) in Net Assets Resulting from Operations	330,138	(177,126)
Distributions
Net Investment Income
Investor Shares	(6,699)	(7,391)
ETF Shares	(72,522)	(67,700)
Admiral Shares	(47,540)	(46,916)
Institutional Shares	(8,137)	(7,766)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(134,898)	(129,773)
Capital Share Transactions
Investor Shares	(37,259)	(32,520)
ETF Shares	184,797	328,336
Admiral Shares	(71,298)	63,582
Institutional Shares	(50,031)	9,869
Net Increase (Decrease) from Capital Share Transactions	26,209	369,267
Total Increase (Decrease)	221,449	62,368
Net Assets
Beginning of Period	5,550,199	5,487,831
End of Period[1]	5,771,648	5,550,199

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $29,225,000 and $20,721,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.99	$11.59	$11.76	$9.63	$9.74
Investment Operations
Net Investment Income	.257	.258	.282	.246	.278
Net Realized and Unrealized Gain (Loss)
on Investments	.426	(.612)	(.147)	2.187	.037
Total from Investment Operations	.683	(.354)	.135	2.433	.315
Distributions
Dividends from Net Investment Income	(. 253)	(. 246)	(. 305)	(. 303)	(. 425)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 253)	(. 246)	(. 305)	(. 303)	(. 425)
Net Asset Value, End of Period	$11.42	$10.99	$11.59	$11.76	$9.63

Total Return[1]	6.40%	-3.07%	1.21%	25.72%	3.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$281	$309	$360	$398	$360
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.39%	2.26%	2.45%	2.27%	2.93%
Portfolio Turnover Rate[2]	4%	14%	5%	22%	4%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$57.65	$60.80	$61.71	$50.57	$51.18
Investment Operations
Net Investment Income	1.440	1.443	1.568	1.372	1.544
Net Realized and Unrealized Gain (Loss)
on Investments	2.240	(3.210)	(.791)	11.475	.190
Total from Investment Operations	3.680	(1.767)	.777	12.847	1.734
Distributions
Dividends from Net Investment Income	(1.410)	(1.383)	(1.687)	(1.707)	(2.344)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.410)	(1.383)	(1.687)	(1.707)	(2.344)
Net Asset Value, End of Period	$59.92	$57.65	$60.80	$61.71	$50.57

Total Return	6.59%	-2.93%	1.31%	25.88%	3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,217	$2,931	$2,760	$2,645	$1,563
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.55%	2.40%	2.59%	2.41%	3.07%
Portfolio Turnover Rate[1]	4%	14%	5%	22%	4%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$71.30	$75.19	$76.32	$62.54	$63.28
Investment Operations
Net Investment Income	1.781	1.783	1.937	1.695	1.905
Net Realized and Unrealized Gain (Loss)
on Investments	2.763	(3.963)	(.982)	14.194	.249
Total from Investment Operations	4.544	(2.180)	.955	15.889	2.154
Distributions
Dividends from Net Investment Income	(1.744)	(1.710)	(2.085)	(2.109)	(2.894)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.744)	(1.710)	(2.085)	(2.109)	(2.894)
Net Asset Value, End of Period	$74.10	$71.30	$75.19	$76.32	$62.54

Total Return[1]	6.57%	-2.92%	1.32%	25.89%	3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,983	$1,981	$2,032	$1,832	$1,415
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.55%	2.40%	2.59%	2.41%	3.07%
Portfolio Turnover Rate[2]	4%	14%	5%	22%	4%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.91	$11.50	$11.68	$9.57	$9.69
Investment Operations
Net Investment Income	.275	.276	.300	.263	.295
Net Realized and Unrealized Gain (Loss)
on Investments	.424	(.601)	(.158)	2.174	.034
Total from Investment Operations	.699	(.325)	.142	2.437	.329
Distributions
Dividends from Net Investment Income	(. 269)	(. 265)	(. 322)	(. 327)	(. 449)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 269)	(. 265)	(. 322)	(. 327)	(. 449)
Net Asset Value, End of Period	$11.34	$10.91	$11.50	$11.68	$9.57

Total Return[1]	6.61%	-2.84%	1.28%	25.96%	3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$329	$336	$437	$406
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.57%	2.43%	2.62%	2.44%	3.10%
Portfolio Turnover Rate[2]	4%	14%	5%	22%	4%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

48

Pacific Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

49

Pacific Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

50

Pacific Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $436,000, representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	638	5,746,233	654
Temporary Cash Investments	124,898	3,300	—
Futures Contracts—Assets[1]	100	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Forward Currency Contracts—Assets	—	1,838	—
Forward Currency Contracts—Liabilities	—	(990)	—
Total	125,629	5,750,381	654
1 Represents variation margin on the last day of the reporting period.

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Pacific Stock Index Fund

D. At October 31, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	100	1,838	1,938
Other Liabilities	(7)	(990)	(997)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(1,903)	—	(1,903)
Forward Currency Contracts	—	4,061	4,061
Realized Net Gain (Loss) on Derivatives	(1,903)	4,061	2,158

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(252)	—	(252)
Forward Currency Contracts	—	194	194
Change in Unrealized Appreciation (Depreciation) on Derivatives	(252)	194	(58)

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	December 2016	153	19,753	1,625
S&P ASX 200 Index	December 2016	83	8,353	167
				1,792

52

Pacific Stock Index Fund

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/13/16	JPY	3,303,015	USD	32,395	(843)
Goldman Sachs Bank USA	12/20/16	AUD	20,999	USD	15,613	341
Citibank, N.A.	12/13/16	KRW	3,529,575	USD	3,219	(135)
BNP Paribas	12/13/16	USD	13,799	JPY	1,383,500	584
Bank of America, N.A.	12/13/16	USD	13,790	JPY	1,383,500	574
Goldman Sachs Bank USA	12/13/16	USD	8,008	JPY	807,600	294
JPMorgan Chase Bank, N.A.	12/20/16	USD	5,199	AUD	6,841	1
JPMorgan Chase Bank, N.A.	12/13/16	USD	5,042	JPY	529,150	(12)
BNP Paribas	12/20/16	USD	2,997	AUD	3,939	4
Citibank, N.A.	12/13/16	USD	2,996	JPY	309,465	40
						848
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

At October 31, 2016, the counterparties had deposited in segregated accounts securities with a value of $1,045,000 in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2016, the fund realized net foreign currency gains of $3,117,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2016, the fund realized $23,054,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2016, the fund had $50,704,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $5,759,000 to offset taxable capital gains realized during the year ended October 31, 2016. At October 31, 2016, the fund had available capital

53

Pacific Stock Index Fund

losses totaling $691,470,000 to offset future net capital gains of $607,343,000 through October 31, 2017, $29,743,000 through October 31, 2018, and $54,384,000 through October 31, 2019. Capital loss carryforwards of $412,587,000 expired on October 31, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2016, the cost of investment securities for tax purposes was $6,845,592,000. Net unrealized depreciation of investment securities for tax purposes was $969,869,000, consisting of unrealized gains of $628,112,000 on securities that had risen in value since their purchase and $1,597,981,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $694,062,000 of investment securities and sold $668,868,000 of investment securities, other than temporary cash investments. Purchases and sales include $452,383,000 and $377,206,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	31,068	2,889	64,269	5,573
Issued in Lieu of Cash Distributions	6,289	591	6,971	624
Redeemed	(74,616)	(6,949)	(103,760)	(9,176)
Net Increase (Decrease)—Investor Shares	(37,259)	(3,469)	(32,520)	(2,979)
ETF Shares
Issued	611,197	10,738	830,517	14,049
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(426,400)	(7,900)	(502,181)	(8,600)
Net Increase (Decrease)—ETF Shares	184,797	2,838	328,336	5,449
Admiral Shares
Issued	178,591	2,564	320,195	4,274
Issued in Lieu of Cash Distributions	39,890	578	39,790	549
Redeemed	(289,779)	(4,172)	(296,403)	(4,062)
Net Increase (Decrease)—Admiral Shares	(71,298)	(1,030)	63,582	761
Institutional Shares
Issued	67,558	6,430	53,168	4,727
Issued in Lieu of Cash Distributions	5,752	545	4,987	450
Redeemed	(123,341)	(11,466)	(48,286)	(4,222)
Net Increase (Decrease)—Institutional Shares	(50,031)	(4,491)	9,869	955

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

54

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

55

Special 2016 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $527,641,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $567,612,000 and foreign taxes paid of $39,066,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2017 to determine the calendar year amounts to be included on their 2016 tax returns.

Special 2016 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $106,669,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $140,279,000 and foreign taxes paid of $9,085,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2017 to determine the calendar year amounts to be included on their 2016 tax returns.

56

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2016. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2016

	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	-6.63%	4.79%	0.92%
Returns After Taxes on Distributions	-7.46	3.90	0.19
Returns After Taxes on Distributions and Sale of Fund Shares	-3.24	3.80	0.84

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	6.40%	6.31%	2.08%
Returns After Taxes on Distributions	5.74	5.59	1.53
Returns After Taxes on Distributions and Sale of Fund Shares	3.99	4.87	1.62

57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2016	10/31/2016	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$965.93	$1.28
FTSE Europe ETF Shares	1,000.00	967.31	0.64
Admiral Shares	1,000.00	966.77	0.44
Institutional Shares	1,000.00	966.95	0.35
Institutional Plus Shares	1,000.00	966.84	0.30
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,083.12	$1.36
FTSE Pacific ETF Shares	1,000.00	1,083.50	0.52
Admiral Shares	1,000.00	1,083.30	0.52
Institutional Shares	1,000.00	1,083.72	0.42
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.83	$1.32
FTSE Europe ETF Shares	1,000.00	1,024.48	0.66
Admiral Shares	1,000.00	1,024.68	0.46
Institutional Shares	1,000.00	1,024.78	0.36
Institutional Plus Shares	1,000.00	1,024.83	0.31
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.83	$1.32
FTSE Pacific ETF Shares	1,000.00	1,024.63	0.51
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.73	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.13% for FTSE Europe ETF Shares, 0.09% for Admiral
Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.26% for Investor
Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

59

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

60

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed
Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter.
Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia
Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter.
Benchmark returns are adjusted for withholding taxes.

61

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and
Other Experience: President and Chief Operating
Officer (retired 2010) of Corning Incorporated
(communications equipment); Chairman of the
Board of Trustees of Colby-Sawyer College;
Member of the Advisory Board of the Norris
Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and Other
Experience: Head of Global Fund Accounting at The
Vanguard Group, Inc.; Controller of each of the invest-
ment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard Group,
Inc.; General Counsel of The Vanguard Group; Secretary
of The Vanguard Group and of each of the investment
companies served by The Vanguard Group; Director
and Senior Vice President of Vanguard Marketing
Corporation; Managing Director and General Counsel
of Global Cards and Consumer Services at Citigroup
(2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
Text Telephone for People	Global Debt Capital Markets Inc. (”FTSE TMX”). All
Who Are Deaf or Hard of Hearing > 800-749-7273	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122016

Annual Report | October 31, 2016

Vanguard Total World Stock Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	33
About Your Fund’s Expenses.	34
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Total World Stock Index Fund returned about 3% for the 12 months ended October 31, 2016. Its result is in line with that of its benchmark index and ahead of the average return of its peers.

• U.S. stocks, which represented more than half of the fund’s assets, returned about 4%.

They contributed most to the fund’s performance.

• European stocks, which represented about a fifth of the fund’s assets, returned about –7%. Fallout from Brexit, along with the relative strength of the U.S. dollar against local currencies, weighed on the region’s result.

• Stocks in emerging markets and developed markets in the Pacific region delivered solid gains, returning, respectively, more than 8% and more than 6%.

• Technology, industrials, and basic materials stocks boosted returns; health care, financials, and consumer services stocks detracted from them.

Total Returns: Fiscal Year Ended October 31, 2016
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	2.80%
ETF Shares
Market Price	2.90
Net Asset Value	2.89
Institutional Shares	2.88
FTSE Global All Cap Index	2.74
Global Funds Average	0.98

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Inception Through October 31, 2016
Average
Annual Return
Total World Stock Index Fund Investor Shares (Returns since inception: 6/26/2008)	4.40%
Spliced Total World Stock Index	4.40
Global Funds Average	3.72
For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Institutional	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.25%	0.14%	0.13%	1.27%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2016, the fund’s expense ratios were 0.21% for Investor Shares, 0.11% for ETF Shares, and 0.10% for
Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Global Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

3

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

4

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was
one of the most intense and unpredictable
in U.S. history. In its aftermath, investors
may be left with lingering questions about
what the outcome will mean for their
portfolios. The answer, based on Vanguard
research into decades of historical data, is
that presidential elections typically have no
long-term effect on market performance.

These findings hold true regardless of the
market’s initial reaction. Whether there’s
a swoon or bounce immediately after an
election, investors shouldn’t extrapolate
that performance to the long term.

As you can see in the accompanying chart,
data going back to 1853 show that stock
market returns are virtually identical no matter
which party controls the White House.
Although headlines out of Washington at any
given time may still cause concern, investors

shouldn’t overreact to short-term events.
Instead, it’s best to maintain a balanced and
diversified portfolio and stay focused on your
long-term goals.

Average annual stock market returns based
on party control of the White House
(1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc.,
and Ibbotson Associates thereafter through 2015.

5

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

6

Total World Stock Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics

	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VT	VTWIX
Expense Ratio[1]	0.25%	0.14%	0.13%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	7,627	7,707
Median Market Cap	$33.0B	$33.4B
Price/Earnings Ratio	21.9x	21.9x
Price/Book Ratio	2.0x	2.0x
Return on Equity	15.6%	15.5%
Earnings Growth
Rate	7.7%	7.8%
Dividend Yield	2.5%	2.5%
Turnover Rate	15%	—
Short-Term Reserves	-0.2%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	5.0%	5.0%
Consumer Goods	13.1	13.1
Consumer Services	10.9	10.9
Financials	22.0	22.0
Health Care	10.2	10.2
Industrials	13.7	13.7
Oil & Gas	6.6	6.6
Technology	11.9	11.9
Telecommunications	3.2	3.2
Utilities	3.4	3.4

Volatility Measures
FTSE
Global
All Cap
Index
R-Squared	0.99
Beta	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.5%
Alphabet Inc.	Internet	1.1
Microsoft Corp.	Software	1.1
Exxon Mobil Corp.	Integrated Oil & Gas	0.8
Johnson & Johnson	Pharmaceuticals	0.8
Amazon.com Inc.	Broadline Retailers	0.7
Facebook Inc.	Internet	0.7
Berkshire Hathaway Inc. Reinsurance		0.6
General Electric Co.	Diversified Industrials	0.6
JPMorgan Chase & Co.	Banks	0.6
Top Ten		8.5%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.21% for Investor Shares, 0.11% for ETF Shares, and 0.10% for Institutional Shares.

7

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	6.0%	6.0%
France	2.9	2.9
Germany	2.9	2.9
Switzerland	2.7	2.7
Spain	1.0	1.0
Netherlands	1.0	1.0
Sweden	1.0	1.0
Other	2.7	2.6
Subtotal	20.2%	20.1%
Pacific
Japan	8.6%	8.6%
Australia	2.4	2.4
South Korea	1.6	1.6
Hong Kong	1.3	1.3
Other	0.6	0.5
Subtotal	14.5%	14.4%
Emerging Markets
China	2.2%	2.2%
Taiwan	1.5	1.5
India	1.2	1.2
Other	4.4	4.4
Subtotal	9.3%	9.3%
North America
United States	52.6%	52.7%
Canada	3.2	3.3
Subtotal	55.8%	56.0%
Middle East	0.2%	0.2%

8

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(6/26/2008)	Investment

	Total World Stock Index
	Fund*Investor Shares	2.80%	8.44%	4.40%	$14,327

• • • • • • ••	Spliced Total World Stock Index	2.74	8.51	4.40	14,326

– – – –	Global Funds Average	0.98	7.59	3.72	13,566

For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/24/2008)	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	2.89%	8.57%	4.36%	$14,286
Spliced Total World Stock Index	2.74	8.51	4.40	14,326
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

9

Total World Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2016

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(10/9/2008)	Investment
Total World Stock Index Fund Institutional
Shares	2.88%	8.58%	10.13%	$10,878,915

Spliced Total World Stock Index	2.74	8.51	9.76	10,590,661
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2016
			Since
	One	Five	Inception
	Year	Years	(6/24/2008)
Total World Stock Index Fund ETF Shares Market
Price	2.90%	50.81%	42.78%
Total World Stock Index Fund ETF Shares Net Asset
Value	2.89	50.86	42.86
Spliced Total World Stock Index	2.74	50.41	43.26
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

10

Total World Stock Index Fund

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2016

For a benchmark description, see the Glossary.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	12.30%	11.09%	4.70%
ETF Shares	6/24/2008
Market Price		12.56	11.33	4.65
Net Asset Value		12.42	11.24	4.66
Institutional Shares	10/9/2008	12.42	11.25	10.51

11

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		1,017	0.0%

[1]Australia †		211,577	2.4%

Austria †		9,051	0.1%

Belgium †		38,811	0.4%

[1]Brazil †		78,251	0.9%

[1]Canada †		283,430	3.2%

Chile †		11,329	0.1%

China
Tencent Holdings Ltd.	1,108,056	29,366	0.4%
China Construction Bank Corp.	18,939,206	13,830	0.2%
China Mobile Ltd.	1,103,861	12,646	0.2%
Industrial & Commercial Bank of China Ltd.	14,935,245	8,965	0.1%
Bank of China Ltd.	15,637,800	7,008	0.1%
CNOOC Ltd.	3,334,280	4,195	0.1%
China Petroleum & Chemical Corp.	5,309,505	3,840	0.1%
China Life Insurance Co. Ltd. Class H	1,540,000	3,813	0.1%
PetroChina Co. Ltd.	4,076,000	2,789	0.1%
China Overseas Land & Investment Ltd.	794,480	2,439	0.0%
Agricultural Bank of China Ltd.	5,348,500	2,250	0.0%
China Telecom Corp. Ltd.	3,346,034	1,725	0.0%
PICC Property & Casualty Co. Ltd.	978,887	1,580	0.0%
China Shenhua Energy Co. Ltd.	732,500	1,519	0.0%
CITIC Ltd.	1,031,000	1,479	0.0%
China Unicom Hong Kong Ltd.	1,213,574	1,425	0.0%
China Resources Land Ltd.	571,909	1,420	0.0%
Sinopharm Group Co. Ltd.	221,200	1,074	0.0%

12

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China CITIC Bank Corp. Ltd.	1,536,010	991	0.0%
	China Communications Construction Co. Ltd.	894,875	983	0.0%
	CRRC Corp. Ltd.	879,800	797	0.0%
	China Cinda Asset Management Co. Ltd.	2,152,000	773	0.0%
*	China Resources Beer Holdings Co. Ltd.	338,681	720	0.0%
1	China Galaxy Securities Co. Ltd.	751,500	713	0.0%
	China Resources Power Holdings Co. Ltd.	411,400	697	0.0%
	China Merchants Port Holdings Co. Ltd.	256,000	662	0.0%
	China Railway Group Ltd.	829,000	639	0.0%
	Dongfeng Motor Group Co. Ltd.	594,000	619	0.0%
1	CGN Power Co. Ltd.	1,974,832	577	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	293,059	564	0.0%
1	People’s Insurance Co. Group of China Ltd.	1,384,000	550	0.0%
	China Longyuan Power Group Corp. Ltd.	719,000	548	0.0%
	China State Construction International Holdings Ltd.	372,000	543	0.0%
	China Resources Gas Group Ltd.	168,000	527	0.0%
*,1	China Huarong Asset Management Co. Ltd.	1,349,000	516	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	104,709	506	0.0%
	China Railway Construction Corp. Ltd.	394,126	493	0.0%
	Kunlun Energy Co. Ltd.	584,000	440	0.0%
	China Oilfield Services Ltd.	406,000	390	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	740,000	377	0.0%
	Beijing Capital International Airport Co. Ltd.	354,000	370	0.0%
	AviChina Industry & Technology Co. Ltd.	508,000	345	0.0%
	China Reinsurance Group Corp.	1,403,000	334	0.0%
*	China Coal Energy Co. Ltd.	581,000	329	0.0%
	China Jinmao Holdings Group Ltd.	1,140,000	314	0.0%
	Huaneng Renewables Corp. Ltd.	858,000	287	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	187,062	285	0.0%
	Air China Ltd.	422,000	277	0.0%
	China Power International Development Ltd.	761,000	277	0.0%
1	China Railway Signal & Communication Corp. Ltd.	301,500	244	0.0%
1	Sinopec Engineering Group Co. Ltd.	265,135	234	0.0%
	Sinotrans Ltd.	382,000	180	0.0%
*	Sinotrans Shipping Ltd.	1,084,000	176	0.0%
*	China Agri-Industries Holdings Ltd.	431,800	169	0.0%
	China Resources Cement Holdings Ltd.	412,000	166	0.0%
	China Southern Airlines Co. Ltd.	296,000	166	0.0%
	Metallurgical Corp. of China Ltd.	489,000	159	0.0%
*,^	China COSCO Holdings Co. Ltd.	420,500	145	0.0%
	COSCO International Holdings Ltd.	308,000	143	0.0%
	China National Accord Medicines Corp. Ltd. Class B	20,760	130	0.0%
	Huadian Fuxin Energy Corp. Ltd.	538,000	125	0.0%
	China Eastern Airlines Corp. Ltd.	264,000	119	0.0%
*	Angang Steel Co. Ltd.	216,000	111	0.0%
	China National Materials Co. Ltd.	446,000	100	0.0%
	Sinopec Kantons Holdings Ltd.	202,000	95	0.0%
	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	81	0.0%
	China Electronics Corp. Holdings Co. Ltd.	322,000	77	0.0%
	Poly Culture Group Corp. Ltd.	27,200	73	0.0%
	Dah Chong Hong Holdings Ltd.	166,000	69	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	40,000	69	0.0%
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	69	0.0%
	China Foods Ltd.	156,000	69	0.0%
	China BlueChemical Ltd.	318,000	61	0.0%
	China Overseas Property Holdings Ltd.	267,493	54	0.0%

13

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	CITIC Resources Holdings Ltd.	278,000	35	0.0%
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	30	0.0%
	China Merchants Land Ltd.	168,000	24	0.0%
^	Sinofert Holdings Ltd.	174,000	23	0.0%
1	China—Other †		71,757	0.8%
			192,759	2.2%

Colombia †			4,316	0.1%

[1]Czech Republic †			1,727	0.0%

[1]Denmark †			48,494	0.6%
Egypt †			2,723	0.0%
Finland †			31,689	0.4%
France
	TOTAL SA	441,892	21,169	0.3%
1	France—Other †		230,299	2.6%
			251,468	2.9%

[1]Germany †			250,710	2.8%
Greece †			3,389	0.0%
Hong Kong
	BOC Hong Kong Holdings Ltd.	749,000	2,670	0.0%
	Nexteer Automotive Group Ltd.	148,000	195	0.0%
	China Travel International Investment Hong Kong Ltd.	516,000	149	0.0%
	CITIC Telecom International Holdings Ltd.	302,500	104	0.0%
*,^	MMG Ltd.	196,000	52	0.0%
	Shenwan Hongyuan HK Ltd.	75,000	41	0.0%
1	CGN New Energy Holdings Co. Ltd.	250,000	36	0.0%
	APT Satellite Holdings Ltd.	49,500	33	0.0%
1	Hong Kong—Other †		108,698	1.3%
			111,978	1.3%

Hungary †			2,556	0.0%

[1]India †			101,051	1.2%
Indonesia †			23,612	0.3%
Ireland †			9,291	0.1%
Israel †			17,919	0.2%

[1]Italy †			63,681	0.7%
Japan
	Toyota Motor Corp.	573,994	33,296	0.4%
	Japan—Other †		718,462	8.1%
			751,758	8.5%

14

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
[1]Malaysia †		31,416	0.4%
Malta †		—	0.0%
[1]Mexico †		39,510	0.5%
[1]Netherlands †		87,590	1.0%
New Zealand †		10,214	0.1%
[1]Norway †		22,329	0.3%
Other[2]
3 Vanguard FTSE Emerging Markets ETF	216,133	8,159	0.1%
Pakistan †		1,560	0.0%
Peru †		2,209	0.0%
Philippines †		13,798	0.2%
Poland †		10,809	0.1%
Portugal †		5,437	0.1%
Qatar †		3,901	0.0%
Russia †		35,522	0.4%
Singapore
*,^ COSCO Corp. Singapore Ltd.	92,000	17	0.0%
1 Singapore—Other †		39,173	0.4%
		39,190	0.4%
South Africa †		67,472	0.8%
South Korea
Samsung Electronics Co. Ltd. GDR	42,096	29,615	0.3%
South Korea—Other †		110,653	1.3%
		140,268	1.6%
[1]Spain †		89,085	1.0%
[1]Sweden †		86,538	1.0%
Switzerland
Nestle SA	647,708	46,968	0.5%
Novartis AG	492,855	34,977	0.4%
Roche Holding AG	147,532	33,885	0.4%
1 Switzerland—Other †		122,141	1.4%
		237,971	2.7%
Taiwan †		133,164	1.5%

15

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
[1]Thailand †		34,000	0.4%

Turkey †		11,236	0.1%

United Arab Emirates †		8,435	0.1%

United Kingdom
HSBC Holdings plc	4,129,228	31,098	0.3%
BP plc	3,909,466	23,112	0.3%
British American Tobacco plc	391,977	22,465	0.3%
Royal Dutch Shell plc Class A	898,651	22,383	0.2%
1 United Kingdom—Other †		423,071	4.8%
		522,129	5.9%
United States
Basic Materials †		115,429	1.3%

Consumer Goods
Procter & Gamble Co.	535,583	46,489	0.5%
Coca-Cola Co.	862,528	36,571	0.4%
PepsiCo Inc.	300,707	32,236	0.4%
Philip Morris International Inc.	326,429	31,481	0.4%
Altria Group Inc.	409,284	27,062	0.3%
Consumer Goods—Other †		297,126	3.4%
		470,965	5.4%
Consumer Services
* Amazon.com Inc.	80,219	63,359	0.7%
Home Depot Inc.	259,260	31,632	0.4%
Walt Disney Co.	336,447	31,185	0.4%
Comcast Corp. Class A	501,715	31,016	0.3%
Wal-Mart Stores Inc.	326,172	22,839	0.3%
Consumer Services—Other †		413,360	4.7%
		593,391	6.8%
Financials
JPMorgan Chase & Co.	755,941	52,356	0.6%
Wells Fargo & Co.	1,058,311	48,693	0.6%
* Berkshire Hathaway Inc. Class B	247,977	35,783	0.4%
Bank of America Corp.	2,152,467	35,516	0.4%
Visa Inc. Class A	394,782	32,573	0.4%
Citigroup Inc.	607,047	29,836	0.3%
Mastercard Inc. Class A	203,250	21,752	0.2%
Financials—Other †		626,044	7.1%
		882,553	10.0%
Health Care
Johnson & Johnson	574,601	66,648	0.7%
Pfizer Inc.	1,270,446	40,286	0.5%
Merck & Co. Inc.	581,600	34,152	0.4%
UnitedHealth Group Inc.	200,119	28,283	0.3%
Medtronic plc	290,873	23,857	0.3%
Amgen Inc.	157,502	22,233	0.2%
Health Care—Other †		360,172	4.1%
		575,631	6.5%

16

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Industrials
General Electric Co.		1,868,563	54,375	0.6%
Industrials—Other †			525,844	6.0%
			580,219	6.6%
Oil & Gas
Exxon Mobil Corp.		869,839	72,475	0.8%
Chevron Corp.		397,052	41,591	0.5%
Schlumberger Ltd.		290,931	22,760	0.3%
Oil & Gas—Other †			171,600	1.9%
			308,426	3.5%

[2]Other †			45	0.0%

Technology
Apple Inc.		1,128,548	128,135	1.4%
Microsoft Corp.		1,579,912	94,668	1.1%
* Facebook Inc. Class A		458,824	60,101	0.7%
* Alphabet Inc. Class A		60,981	49,388	0.6%
* Alphabet Inc. Class C		61,314	48,103	0.5%
Intel Corp.		988,497	34,469	0.4%
Cisco Systems Inc.		1,046,637	32,111	0.4%
International Business Machines Corp.		200,082	30,751	0.3%
Oracle Corp.		666,992	25,626	0.3%
QUALCOMM Inc.		306,992	21,096	0.2%
Technology—Other †			278,143	3.2%
			802,591	9.1%
Telecommunications
AT&T Inc.		1,292,788	47,562	0.5%
Verizon Communications Inc.		853,052	41,032	0.5%
Telecommunications—Other †			17,356	0.2%
			105,950	1.2%

Utilities †			152,847	1.7%
			4,588,047	52.1%
Total Common Stocks (Cost $7,907,078)			8,732,576	99.2%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.718%	1,262,576	126,270	1.4%

7U.S. Government and Agency Obligations †			7,196	0.1%
Total Temporary Cash Investments (Cost $133,458)			133,466	1.5%[4]
Total Investments (Cost $8,040,536)			8,866,042	100.7%

17

Total World Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	683
Receivables for Investment Securities Sold	220
Receivables for Accrued Income	16,691
Receivables for Capital Shares Issued	994
Other Assets	5,750
Total Other Assets	24,338	0.3%
Liabilities
Payables for Investment Securities Purchased	(1,191)
Collateral for Securities on Loan	(76,749)
Payables for Capital Shares Redeemed	(534)
Payables to Vanguard	(2,953)
Other Liabilities	(1,016)
Total Liabilities	(82,443)	(1.0%)
Net Assets	8,807,937	100.0%

At October 31, 2016, net assets consisted of:
		Amount
		($000)
Paid-in Capital		8,122,969
Undistributed Net Investment Income		25,728
Accumulated Net Realized Losses		(165,563)
Unrealized Appreciation (Depreciation)
Investment Securities		825,506
Futures Contracts		587
Forward Currency Contracts		(803)
Foreign Currencies		(487)
Net Assets		8,807,937

Investor Shares—Net Assets
Applicable to 44,383,666 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,078,383
Net Asset Value Per Share—Investor Shares		$24.30

18

Total World Stock Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 102,521,649 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,112,245
Net Asset Value Per Share—ETF Shares	$59.62

Institutional Shares—Net Assets
Applicable to 13,283,342 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,617,309
Net Asset Value Per Share—Institutional Shares	$121.75

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,070,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $32,844,000, representing 0.4% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
6 Includes $76,749,000 of collateral received for securities on loan.
7 Securities with a value of $3,598,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Dividends[1,2]	213,412
Interest[2]	208
Securities Lending—Net	4,632
Total Income	218,252
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,181
Management and Administrative—Investor Shares	1,548
Management and Administrative—ETF Shares	4,070
Management and Administrative—Institutional Shares	1,190
Marketing and Distribution—Investor Shares	245
Marketing and Distribution—ETF Shares	392
Marketing and Distribution—Institutional Shares	55
Custodian Fees	1,159
Auditing Fees	44
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—ETF Shares	89
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	4
Total Expenses	9,995
Net Investment Income	208,257
Realized Net Gain (Loss)
Investment Securities Sold[2]	5,841
Futures Contracts	2,122
Foreign Currencies and Forward Currency Contracts	(1,191)
Realized Net Gain (Loss)	6,772
Change in Unrealized Appreciation (Depreciation)
Investment Securities	33,527
Futures Contracts	(1,318)
Foreign Currencies and Forward Currency Contracts	(968)
Change in Unrealized Appreciation (Depreciation)	31,241
Net Increase (Decrease) in Net Assets Resulting from Operations	246,270
1 Dividends are net of foreign withholding taxes of $8,364,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $125,000, $189,000, and ($237,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	208,257	164,789
Realized Net Gain (Loss)	6,772	20,235
Change in Unrealized Appreciation (Depreciation)	31,241	(237,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	246,270	(52,505)
Distributions
Net Investment Income
Investor Shares	(22,429)	(20,691)
ETF Shares	(131,316)	(100,240)
Institutional Shares	(41,678)	(38,992)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(195,423)	(159,923)
Capital Share Transactions
Investor Shares	108,566	143,962
ETF Shares	1,073,261	1,411,644
Institutional Shares	(221,774)	613,403
Net Increase (Decrease) from Capital Share Transactions	960,053	2,169,009
Total Increase (Decrease)	1,010,900	1,956,581
Net Assets
Beginning of Period	7,797,037	5,840,456
End of Period[1]	8,807,937	7,797,037
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $25,728,000 and $13,073,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.18	$24.82	$23.48	$19.46	$18.40
Investment Operations
Net Investment Income	.565	.557	.571	.473	. 399
Net Realized and Unrealized Gain (Loss)
on Investments	.089	(.643)	1.340	4.084	1.263
Total from Investment Operations	.654	(.086)	1.911	4.557	1.662
Distributions
Dividends from Net Investment Income	(. 534)	(. 554)	(. 571)	(. 537)	(. 602)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 534)	(. 554)	(. 571)	(. 537)	(. 602)
Net Asset Value, End of Period	$24.30	$24.18	$24.82	$23.48	$19.46

Total Return[1]	2.80%	-0.37%	8.20%	23.79%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,078	$961	$844	$615	$364
Ratio of Total Expenses to Average Net Assets	0.21%	0.25%	0.27%	0.30%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.31%	2.38%	2.28%	2.44%
Portfolio Turnover Rate[2]	15%	7%	7%	12%	16%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$59.34	$60.89	$57.60	$47.76	$45.21
Investment Operations
Net Investment Income	1.443	1.436	1.459	1.218	1.056
Net Realized and Unrealized Gain (Loss)
on Investments	.204	(1.562)	3.291	10.025	3.096
Total from Investment Operations	1.647	(.126)	4.750	11.243	4.152
Distributions
Dividends from Net Investment Income	(1.367)	(1.424)	(1.460)	(1.403)	(1.602)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.367)	(1.424)	(1.460)	(1.403)	(1.602)
Net Asset Value, End of Period	$59.62	$59.34	$60.89	$57.60	$47.76

Total Return	2.89%	-0.23%	8.31%	23.95%	9.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,112	$5,008	$3,720	$2,837	$1,463
Ratio of Total Expenses to Average Net Assets	0.11%	0.14%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.50%	2.42%	2.48%	2.40%	2.60%
Portfolio Turnover Rate[1]	15%	7%	7%	12%	16%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$121.18	$124.35	$117.63	$97.56	$92.36
Investment Operations
Net Investment Income	2.956	2.945	3.007	2.506	2.167
Net Realized and Unrealized Gain (Loss)
on Investments	.414	(3.189)	6.717	20.461	6.336
Total from Investment Operations	3.370	(.244)	9.724	22.967	8.503
Distributions
Dividends from Net Investment Income	(2.800)	(2.926)	(3.004)	(2.897)	(3.303)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.800)	(2.926)	(3.004)	(2.897)	(3.303)
Net Asset Value, End of Period	$121.75	$121.18	$124.35	$117.63	$97.56

Total Return[1]	2.88%	-0.22%	8.34%	23.95%	9.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,617	$1,828	$1,277	$724	$325
Ratio of Total Expenses to Average Net Assets	0.10%	0.13%	0.15%	0.16%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.51%	2.43%	2.50%	2.42%	2.62%
Portfolio Turnover Rate[2]	15%	7%	7%	12%	16%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

25

Total World Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

26

Total World Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

27

Total World Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $683,000, representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	467,016	3,676,206	1,307
Common Stocks—United States	4,587,877	125	45
Temporary Cash Investments	126,270	7,196	—
Futures Contracts—Assets[1]	96	—	—
Futures Contracts—Liabilities[1]	(150)	—	—
Forward Currency Contracts—Assets	—	56	—
Forward Currency Contracts—Liabilities	—	(859)	—
Total	5,181,109	3,682,724	1,352
1 Represents variation margin on the last day of the reporting period.

28

Total World Stock Index Fund

D. At October 31, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	96	56	152
Other Liabilities	(150)	(859)	(1,009)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,122	—	2,122
Forward Currency Contracts	—	234	234
Realized Net Gain (Loss) on Derivatives	2,122	234	2,356

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,318)	—	(1,318)
Forward Currency Contracts	—	(704)	(704)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,318)	(704)	(2,022)

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	329	34,876	(232)
Dow Jones EURO STOXX 50 Index	December 2016	336	11,245	302
E-mini S&P Mid-Cap 400 Index	December 2016	59	8,890	(83)
Topix Index	December 2016	59	7,832	407
FTSE 100 Index	December 2016	60	5,076	166
S&P ASX 200 Index	December 2016	25	2,516	27
				587

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, E-mini S&P Mid-Cap 400 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

29

Total World Stock Index Fund

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
The Toronto-Dominion Bank	12/21/16	EUR	4,327	USD	4,884	(122)
Barclays Bank plc	12/21/16	EUR	3,920	USD	4,425	(112)
BNP Paribas	12/13/16	JPY	334,313	USD	3,279	(85)
Barclays Bank plc	12/13/16	JPY	286,660	USD	2,809	(71)
Bank of America, N.A.	12/21/16	GBP	1,832	USD	2,451	(207)
Goldman Sachs International	12/21/16	GBP	1,790	USD	2,379	(185)
JPMorgan Chase Bank, N.A.	12/21/16	EUR	1,540	USD	1,730	(36)
Goldman Sachs International	12/20/16	AUD	1,928	USD	1,433	31
JPMorgan Chase Bank, N.A.	12/20/16	AUD	1,696	USD	1,265	23
JPMorgan Chase Bank, N.A.	12/21/16	GBP	364	USD	481	(35)
BNP Paribas	12/21/16	EUR	209	USD	236	(6)
BNP Paribas	12/20/16	AUD	17	USD	12	—
JPMorgan Chase Bank, N.A.	12/20/16	USD	310	AUD	406	2
						(803)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2016, the fund realized net foreign currency losses of $1,425,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2016, the fund realized $133,515,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

30

Total World Stock Index Fund

For tax purposes, at October 31, 2016, the fund had $38,322,000 of ordinary income available for distribution. At October 31, 2016, the fund had available capital losses totaling $166,213,000 to offset future net capital gains. Of this amount, $23,574,000 is subject to expiration dates; $7,777,000 may be used to offset future net capital gains through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $142,639,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $572,000 expired on October 31, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2016, the cost of investment securities for tax purposes was $8,050,657,000. Net unrealized appreciation of investment securities for tax purposes was $815,385,000, consisting of unrealized gains of $1,410,859,000 on securities that had risen in value since their purchase and $595,474,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $2,534,205,000 of investment securities and sold $1,593,904,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,252,227,000 and $363,152,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	274,726	11,758	364,888	14,684
Issued in Lieu of Cash Distributions	21,069	895	19,363	786
Redeemed	(187,229)	(8,007)	(240,289)	(9,736)
Net Increase (Decrease)—Investor Shares	108,566	4,646	143,962	5,734
ETF Shares
Issued	1,441,692	24,918	1,447,939	23,916
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(368,431)	(6,800)	(36,295)	(600)
Net Increase (Decrease)—ETF Shares	1,073,261	18,118	1,411,644	23,316
Institutional Shares
Issued	508,890	4,321	842,698	6,658
Issued in Lieu of Cash Distributions	37,475	318	35,154	285
Redeemed	(768,139)	(6,438)	(264,449)	(2,130)
Net Increase (Decrease)—Institutional Shares	(221,774)	(1,799)	613,403	4,813

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

31

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

Special 2016 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $160,303,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 36.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $108,290,000 and foreign taxes paid of $8,103,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2017 to determine the calendar-year amounts to be included on their 2016 tax returns.

32

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2016. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2016

			Since
	One	Five	Inception
	Year	Years	(6/26/2008)
Returns Before Taxes	2.80%	8.44%	4.40%
Returns After Taxes on Distributions	2.18	7.83	3.98
Returns After Taxes on Distributions and Sale of Fund Shares	1.94	6.62	3.46

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2016	10/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,034.52	$0.97
ETF Shares	1,000.00	1,034.98	0.56
Institutional Shares	1,000.00	1,034.90	0.51
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.18	$0.97
ETF Shares	1,000.00	1,024.58	0.56
Institutional Shares	1,000.00	1,024.63	0.51

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.11% for ETF Shares, and 0.10% for Institutional Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

35

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

36

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE

Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

37

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and
Other Experience: President and Chief Operating
Officer (retired 2010) of Corning Incorporated
(communications equipment); Chairman of the
Board of Trustees of Colby-Sawyer College;
Member of the Advisory Board of the Norris
Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and Other
Experience: Head of Global Fund Accounting at The
Vanguard Group, Inc.; Controller of each of the invest-
ment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard Group,
Inc.; General Counsel of The Vanguard Group; Secretary
of The Vanguard Group and of each of the investment
companies served by The Vanguard Group; Director
and Senior Vice President of Vanguard Marketing
Corporation; Managing Director and General Counsel
of Global Cards and Consumer Services at Citigroup
(2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
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This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122016

Annual Report | October 31, 2016

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
FTSE All-World ex-US Index Fund.	8
FTSE All-World ex-US Small-Cap Index Fund.	35
Your Fund’s After-Tax Returns.	60
About Your Fund’s Expenses.	61
Glossary.	63

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2016, Vanguard FTSE All-World ex-US Index
Fund returned about 1% and Vanguard FTSE All-World ex-US Small-Cap Index Fund
returned about 4%.

• Returns for both funds diverged from that of their benchmark indexes in part because of temporary pricing discrepancies arising from fair-value adjustments. Please see the
Glossary entry for Fair-Value Pricing.

• Both funds’ returns exceeded the average returns of their peer groups.

• Returns from the Pacific region—the top contributor in both funds—were aided by Japan and Australia, whose currencies strengthened against the U.S. dollar.
North America and emerging markets also added to performance.

• European stocks lost ground for the period. The relative strength of the U.S. dollar against local currencies, along with fallout related to the Brexit vote, weighed on
Europe’s performance.

Total Returns: Fiscal Year Ended October 31, 2016
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	0.98%
ETF Shares
Market Price	1.13
Net Asset Value	1.17
Admiral™ Shares	1.13
Institutional Shares	1.15
Institutional Plus Shares	1.18
FTSE All-World ex US Index	0.64
International Funds Average	-1.61
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	3.95%
ETF Shares
Market Price	4.40
Net Asset Value	4.11
Institutional Shares	4.11
FTSE Global Small Cap ex US Index	3.40
International Small-Cap Funds Average	1.39

International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Inception Through October 31, 2016
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares (Returns since inception: 3/8/2007)	1.11%
FTSE All-World ex US Index	1.52
International Funds Average	0.57
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

FTSE All-World ex-US Small-Cap Index Fund Investor Shares (Returns since inception: 4/2/2009)	11.11%
FTSE Global Small Cap ex US Index	11.68
International Small-Cap Funds Average	13.17

International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
FTSE All-World ex-US Index Fund	0.26%	0.13%	0.13%	0.11%	0.09%	1.37%
FTSE All-World ex-US Small-Cap
Index Fund	0.31	0.17	—	0.15	—	1.59

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.23% for Investor Shares,
0.11% for ETF Shares, 0.11% for Admiral Shares, 0.10% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the FTSE
All-World ex-US Small-Cap Index Fund, 0.27% for Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund,
International Small-Cap Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

4

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

5

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was
one of the most intense and unpredictable
in U.S. history. In its aftermath, investors
may be left with lingering questions about
what the outcome will mean for their
portfolios. The answer, based on Vanguard
research into decades of historical data, is
that presidential elections typically have no
long-term effect on market performance.

These findings hold true regardless of the
market’s initial reaction. Whether there’s
a swoon or bounce immediately after an
election, investors shouldn’t extrapolate
that performance to the long term.

As you can see in the accompanying chart,
data going back to 1853 show that stock
market returns are virtually identical no matter
which party controls the White House.
Although headlines out of Washington at any
given time may still cause concern, investors
shouldn’t overreact to short-term events.
Instead, it’s best to maintain a balanced and
diversified portfolio and stay focused on your
long-term goals.

Average annual stock market returns based
on party control of the White House
(1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc.,
and Ibbotson Associates thereafter through 2015.

6

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

7

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VFWIX	VEU	VFWAX	VFWSX	VFWPX
Expense Ratio[1]	0.26%	0.13%	0.13%	0.11%	0.09%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,586	2,426
Median Market Cap	$27.5B	$27.5B
Price/Earnings Ratio	20.3x	20.6x
Price/Book Ratio	1.6x	1.6x
Return on Equity	14.6%	14.7%
Earnings Growth
Rate	7.0%	7.2%
Dividend Yield	3.0%	3.0%
Turnover Rate	5%	—
Short-Term Reserves	-0.3%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Basic Materials	7.5%	7.6%
Consumer Goods	16.8	16.8
Consumer Services	8.2	8.2
Financials	25.9	25.7
Health Care	7.8	7.8
Industrials	13.6	13.7
Oil & Gas	6.6	6.6
Technology	5.4	5.4
Telecommunications	4.6	4.6
Utilities	3.6	3.6

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	0.96

These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.3%
Royal Dutch Shell plc	Integrated Oil & Gas	1.1
Novartis AG	Pharmaceuticals	0.9
Roche Holding AG	Pharmaceuticals	0.9
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.9
Toyota Motor Corp.	Automobiles	0.9
HSBC Holdings plc	Banks	0.8
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.8
Tencent Holdings Ltd.	Internet	0.8
Unilever	Personal Products	0.6
Top Ten		9.0%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.23% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.10% for
Institutional Shares, and 0.07% for Institutional Plus Shares.

8

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	12.8%	12.8%
France	6.6	6.5
Germany	6.4	6.3
Switzerland	6.0	6.1
Spain	2.2	2.2
Netherlands	2.2	2.2
Sweden	1.9	1.9
Italy	1.4	1.4
Denmark	1.2	1.2
Other	2.5	2.4
Subtotal	43.2%	43.0%
Pacific
Japan	18.4%	18.5%
Australia	5.2	5.2
South Korea	3.3	3.3
Hong Kong	2.7	2.8
Other	1.1	1.1
Subtotal	30.7%	30.9%
Emerging Markets
China	4.9%	4.9%
Taiwan	2.9	2.9
India	2.4	2.4
Brazil	2.0	2.0
South Africa	1.8	1.8
Mexico	1.0	1.0
Other	4.7	4.7
Subtotal	19.7%	19.7%
North America
Canada	6.0%	6.0%
Middle East	0.4%	0.4%

9

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(3/8/2007)	Investment
	FTSE All-World ex-US Index
	Fund*Investor Shares	0.98%	4.10%	1.11%	$11,129
• • • • • • ••	FTSE All-World ex US Index	0.64	4.09	1.52	11,568
– – – –	International Funds Average	-1.61	4.75	0.57	10,564
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/2/2007)	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	1.17%	4.26%	1.47%	$11,517
FTSE All-World ex US Index	0.64	4.09	1.61	11,670
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

10

FTSE All-World ex-US Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2016

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral
Shares	1.13%	4.25%	5.65%	$13,230
FTSE All-World ex US Index	0.64	4.09	5.65	13,233
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/30/2007)	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	1.15%	4.28%	0.58%	$5,284,965

FTSE All-World ex US Index	0.64	4.09	0.69	5,337,441
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional
Plus Shares	1.18%	4.30%	2.31%	$114,346,650
FTSE All-World ex US Index	0.64	4.09	2.43	115,158,977
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: March 2, 2007, Through October 31, 2016
			Since
	One	Five	Inception
	Year	Years	(3/2/2007)
FTSE All-World ex-US Index Fund ETF Shares
Market Price	1.13%	23.36%	15.16%
FTSE All-World ex-US Index Fund ETF Shares Net
Asset Value	1.17	23.22	15.17
FTSE All-World ex US Index	0.64	22.16	16.70
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

11

FTSE All-World ex-US Index Fund

Fiscal-Year Total Returns (%): March 8, 2007, Through October 31, 2016

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	9.23%	6.55%	1.30%
ETF Shares	3/2/2007
Market Price		9.73	6.94	1.67
Net Asset Value		9.43	6.71	1.66
Admiral Shares	9/27/2011	9.43	6.71	6.10
Institutional Shares	4/30/2007	9.41	6.73	0.76
Institutional Plus Shares	12/16/2010	9.45	6.76	2.63

12

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	2,360,406	131,407	0.5%
Westpac Banking Corp.	4,617,441	106,779	0.5%
Australia & New Zealand Banking Group Ltd.	4,039,059	85,287	0.4%
National Australia Bank Ltd.	3,676,363	78,040	0.3%
BHP Billiton Ltd.	4,460,174	77,923	0.3%
Australia—Other †		800,402	3.2%
		1,279,838	5.2%

Austria †		34,418	0.1%

Belgium
* Anheuser-Busch InBev SA/NV	1,108,561	127,230	0.5%
Belgium—Other †		98,689	0.4%
		225,919	0.9%

Brazil †		489,154	2.0%

Canada
Royal Bank of Canada	2,056,744	128,499	0.5%
Toronto-Dominion Bank	2,563,836	116,331	0.5%
Bank of Nova Scotia	1,681,324	90,352	0.3%
Suncor Energy Inc.	2,313,081	69,411	0.3%
1 Canada—Other †		1,069,780	4.3%
		1,474,373	5.9%

Chile †		67,695	0.3%

China
Tencent Holdings Ltd.	7,425,447	196,792	0.8%
China Construction Bank Corp.	126,971,544	92,721	0.4%
China Mobile Ltd.	7,398,567	84,761	0.4%

13

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Industrial & Commercial Bank of China Ltd.	100,120,640	60,096	0.3%
	Bank of China Ltd.	104,597,788	46,872	0.2%
	CNOOC Ltd.	22,367,400	28,144	0.1%
	China Petroleum & Chemical Corp.	35,497,284	25,672	0.1%
	China Life Insurance Co. Ltd.	10,351,341	25,627	0.1%
	PetroChina Co. Ltd.	29,249,234	20,013	0.1%
	China Overseas Land & Investment Ltd.	5,315,820	16,319	0.1%
	Agricultural Bank of China Ltd.	35,794,233	15,058	0.1%
	China Telecom Corp. Ltd.	22,411,541	11,555	0.1%
	PICC Property & Casualty Co. Ltd.	6,372,396	10,286	0.1%
	CITIC Ltd.	6,851,275	9,831	0.1%
	China Shenhua Energy Co. Ltd.	4,716,388	9,778	0.1%
	China Unicom Hong Kong Ltd.	7,971,713	9,359	0.1%
	China Resources Land Ltd.	3,742,214	9,294	0.0%
	Sinopharm Group Co. Ltd.	1,455,703	7,069	0.0%
	China Communications Construction Co. Ltd.	6,189,026	6,796	0.0%
	China CITIC Bank Corp. Ltd.	10,531,189	6,792	0.0%
	CRRC Corp. Ltd.	5,652,053	5,118	0.0%
1	China Galaxy Securities Co. Ltd.	5,184,777	4,922	0.0%
*	China Resources Beer Holdings Co. Ltd.	2,227,861	4,734	0.0%
	China Cinda Asset Management Co. Ltd.	12,660,693	4,548	0.0%
	China Resources Power Holdings Co. Ltd.	2,674,409	4,531	0.0%
	China Merchants Port Holdings Co. Ltd.	1,668,031	4,313	0.0%
	Dongfeng Motor Group Co. Ltd.	4,078,627	4,251	0.0%
	China Railway Group Ltd.	5,379,352	4,147	0.0%
1	CGN Power Co. Ltd.	13,727,267	4,008	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	2,060,364	3,966	0.0%
	China State Construction International Holdings Ltd.	2,492,727	3,637	0.0%
	China Longyuan Power Group Corp. Ltd.	4,694,785	3,580	0.0%
1	People’s Insurance Co. Group of China Ltd.	8,775,161	3,487	0.0%
	China Resources Gas Group Ltd.	1,098,547	3,445	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	707,009	3,419	0.0%
*,1	China Huarong Asset Management Co. Ltd.	8,652,874	3,308	0.0%
	China Railway Construction Corp. Ltd.	2,596,745	3,246	0.0%
	Kunlun Energy Co. Ltd.	3,911,523	2,947	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	4,858,331	2,477	0.0%
	China Oilfield Services Ltd.	2,504,300	2,404	0.0%
	AviChina Industry & Technology Co. Ltd.	3,357,954	2,279	0.0%
^	China Reinsurance Group Corp.	9,508,576	2,263	0.0%
	Beijing Capital International Airport Co. Ltd.	2,104,557	2,203	0.0%
	China Jinmao Holdings Group Ltd.	7,056,005	1,946	0.0%
	Huaneng Renewables Corp. Ltd.	5,663,075	1,898	0.0%
1	China Railway Signal & Communication Corp. Ltd.	2,246,068	1,821	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	1,163,079	1,773	0.0%
1	Sinopec Engineering Group Co. Ltd.	2,006,381	1,771	0.0%
*	China Coal Energy Co. Ltd.	2,991,638	1,694	0.0%
	Air China Ltd.	2,540,115	1,669	0.0%
	China Power International Development Ltd.	4,575,787	1,664	0.0%
	China Southern Airlines Co. Ltd.	2,445,017	1,372	0.0%
^	Metallurgical Corp. of China Ltd.	4,095,562	1,332	0.0%
	Sinotrans Ltd.	2,648,860	1,247	0.0%
*,^	China COSCO Holdings Co. Ltd.	3,555,160	1,225	0.0%
*	China Agri-Industries Holdings Ltd.	3,033,447	1,185	0.0%
	China Resources Cement Holdings Ltd.	2,821,334	1,139	0.0%
^	China Eastern Airlines Corp. Ltd.	2,101,145	943	0.0%
	Huadian Fuxin Energy Corp. Ltd.	3,576,005	828	0.0%

14

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*,^	Angang Steel Co. Ltd.	1,575,537	807	0.0%
	China Machinery Engineering Corp.	1,275,516	761	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	308,442	534	0.0%
	China BlueChemical Ltd.	2,631,895	509	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	332,873	502	0.0%
	China National Accord Medicines Corp. Ltd. Class B	73,286	458	0.0%
^	China Foods Ltd.	918,843	406	0.0%
*,^	CITIC Resources Holdings Ltd.	3,012,222	376	0.0%
	China National Materials Co. Ltd.	1,580,369	356	0.0%
^	Sinofert Holdings Ltd.	2,319,208	304	0.0%
1	China—Other †		398,604	1.6%
			1,203,192	4.8%

Colombia †			27,114	0.1%

[1]Czech Republic †			10,578	0.0%

Denmark
	Novo Nordisk A/S Class B	2,564,623	91,366	0.4%
1	Denmark—Other †		198,666	0.8%
			290,032	1.2%

Egypt †			14,185	0.1%

Finland †			176,863	0.7%

France
	TOTAL SA	2,988,449	143,162	0.6%
	Sanofi	1,551,184	120,712	0.5%
	BNP Paribas SA	1,357,302	78,701	0.3%
1	France—Other †		1,258,899	5.1%
			1,601,474	6.5%
Germany
	Siemens AG	1,056,408	120,027	0.5%
	Bayer AG	1,149,306	114,115	0.5%
	BASF SE	1,282,979	113,259	0.4%
	SAP SE	1,242,220	109,439	0.4%
	Allianz SE	631,900	98,643	0.4%
	Daimler AG	1,324,208	94,472	0.4%
	Deutsche Telekom AG	4,455,828	72,698	0.3%
1	Germany—Other †		834,341	3.4%
			1,556,994	6.3%

Greece †			19,051	0.1%

Hong Kong
	AIA Group Ltd.	16,738,852	105,304	0.4%
	BOC Hong Kong Holdings Ltd.	4,992,196	17,794	0.1%
^	China Travel International Investment Hong Kong Ltd.	3,505,542	1,010	0.0%
1	Hong Kong—Other †		555,871	2.2%
			679,979	2.7%

Hungary †			16,758	0.1%

15

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
India
Nestle India Ltd.	32,014	3,350	0.0%
1 India—Other †		591,178	2.4%
		594,528	2.4%
Indonesia †		137,660	0.6%
Ireland †		39,854	0.2%
Israel †		106,469	0.4%
[1]Italy †		348,951	1.4%
Japan
Toyota Motor Corp.	3,797,791	220,298	0.9%
Mitsubishi UFJ Financial Group Inc.	18,902,259	97,532	0.4%
KDDI Corp.	2,578,464	78,368	0.3%
SoftBank Group Corp.	1,195,468	75,292	0.3%
Honda Motor Co. Ltd.	2,492,379	74,576	0.3%
Japan—Other †		3,960,789	16.0%
		4,506,855	18.2%
[1]Malaysia †		181,441	0.7%
Malta †		—	0.0%
[1]Mexico †		233,634	0.9%
Netherlands
Unilever NV	2,163,079	90,473	0.3%
ING Groep NV	5,367,265	70,456	0.3%
1 Netherlands—Other †		369,494	1.5%
		530,423	2.1%
New Zealand †		46,672	0.2%
Norway †		102,699	0.4%
Other[2]
3 Vanguard FTSE Emerging Markets ETF	1,921,981	72,555	0.3%
Pakistan †		2,801	0.0%
Peru †		14,602	0.1%
Philippines †		77,137	0.3%
Poland †		64,129	0.3%
Portugal †		26,570	0.1%
Qatar †		26,379	0.1%
Russia †		219,281	0.9%

16

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Singapore †		220,443	0.9%

South Africa
Naspers Ltd.	596,325	99,873	0.4%
South Africa—Other †		331,949	1.3%
		431,822	1.7%
South Korea
Samsung Electronics Co. Ltd. GDR	207,312	145,846	0.6%
South Korea—Other †		671,996	2.7%
		817,842	3.3%
Spain
Banco Santander SA	19,213,676	94,148	0.4%
1 Spain—Other †		446,008	1.8%
		540,156	2.2%

Sweden †		471,565	1.9%

Switzerland
Nestle SA	4,286,842	310,856	1.3%
Novartis AG	3,284,554	233,097	0.9%
Roche Holding AG	986,046	226,477	0.9%
Switzerland—Other †		715,967	2.9%
		1,486,397	6.0%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,137,610	159,780	0.6%
Taiwan—Other †		545,544	2.2%
		705,324	2.8%

Thailand †		177,816	0.7%

Turkey †		67,231	0.3%

United Arab Emirates †		53,405	0.2%

United Kingdom
HSBC Holdings plc	27,535,770	207,376	0.8%
BP plc	26,106,062	154,332	0.6%
Royal Dutch Shell plc Class A	6,012,207	149,747	0.6%
British American Tobacco plc	2,590,633	148,477	0.6%
Royal Dutch Shell plc Class B	5,205,540	134,265	0.6%
GlaxoSmithKline plc	6,756,928	133,479	0.5%
Vodafone Group plc	36,922,380	101,401	0.4%
AstraZeneca plc	1,753,877	98,209	0.4%
Diageo plc	3,500,553	93,173	0.4%
Reckitt Benckiser Group plc	873,885	78,179	0.3%
Unilever plc	1,676,747	70,003	0.3%
1 United Kingdom—Other †		1,765,131	7.1%
		3,133,772	12.6%
Total Common Stocks (Cost $24,530,754)		24,606,030	99.2%[4]

17

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.718%	3,664,523	366,489	1.5%

[7,8]U.S. Government and Agency Obligations †			29,189	0.1%
Total Temporary Cash Investments (Cost $395,649)			395,678	1.6%[4]
Total Investments (Cost $24,926,403)			25,001,708	100.8%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,916
Receivables for Investment Securities Sold			287
Receivables for Accrued Income			82,661
Receivables for Capital Shares Issued			7,561
Other Assets			20,566
Total Other Assets			112,991	0.5%
Liabilities
Payables for Investment Securities Purchased			(6,554)
Collateral for Securities on Loan			(273,828)
Payables for Capital Shares Redeemed			(16,084)
Payables to Vanguard			(12,577)
Other Liabilities			(11,208)
Total Liabilities			(320,251)	(1.3%)
Net Assets			24,794,448	100.0%

At October 31, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				25,932,684
Undistributed Net Investment Income				71,432
Accumulated Net Realized Losses				(1,280,410)
Unrealized Appreciation (Depreciation)
Investment Securities				75,305
Futures Contracts				6,152
Forward Currency Contracts				(7,277)
Foreign Currencies				(3,438)
Net Assets				24,794,448

Investor Shares—Net Assets
Applicable to 30,116,872 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				529,825
Net Asset Value Per Share—Investor Shares				$17.59

18

FTSE All-World ex-US Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 313,529,835 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,982,600
Net Asset Value Per Share—ETF Shares	$44.60

Admiral Shares—Net Assets
Applicable to 131,144,325 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,635,494
Net Asset Value Per Share—Admiral Shares	$27.72

Institutional Shares—Net Assets
Applicable to 50,347,123 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,424,285
Net Asset Value Per Share—Institutional Shares	$87.88

Institutional Plus Shares—Net Assets
Applicable to 23,879,953 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,222,244
Net Asset Value Per Share—Institutional Plus Shares	$93.06

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $255,125,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $149,411,000, representing 0.6% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
6 Includes $273,828,000 of collateral received for securities on loan.
7 Securities with a value of $11,895,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $8,163,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Dividends[1,2]	718,551
Interest[2]	732
Securities Lending—Net	20,548
Total Income	739,831
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,563
Management and Administrative—Investor Shares	896
Management and Administrative—ETF Shares	9,603
Management and Administrative—Admiral Shares	2,278
Management and Administrative—Institutional Shares	2,946
Management and Administrative—Institutional Plus Shares	950
Marketing and Distribution—Investor Shares	147
Marketing and Distribution—ETF Shares	778
Marketing and Distribution—Admiral Shares	368
Marketing and Distribution—Institutional Shares	106
Marketing and Distribution—Institutional Plus Shares	43
Custodian Fees	4,071
Auditing Fees	41
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—ETF Shares	269
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—Institutional Shares	13
Shareholders’ Reports—Institutional Plus Shares	9
Trustees’ Fees and Expenses	12
Total Expenses	25,126
Net Investment Income	714,705
Realized Net Gain (Loss)
Investment Securities Sold[2]	42,503
Futures Contracts	(4,416)
Foreign Currencies and Forward Currency Contracts	(797)
Realized Net Gain (Loss)	37,290
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(522,789)
Futures Contracts	1,955
Foreign Currencies and Forward Currency Contracts	(6,178)
Change in Unrealized Appreciation (Depreciation)	(527,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	224,983

1 Dividends are net of foreign withholding taxes of $49,957,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $2,052,000, $647,000, and
($2,198,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	714,705	680,179
Realized Net Gain (Loss)	37,290	(31,448)
Change in Unrealized Appreciation (Depreciation)	(527,012)	(2,004,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	224,983	(1,355,711)
Distributions
Net Investment Income
Investor Shares	(15,116)	(14,940)
ETF Shares	(386,248)	(373,817)
Admiral Shares	(95,215)	(81,360)
Institutional Shares	(126,359)	(129,879)
Institutional Plus Shares	(70,228)	(67,629)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(693,166)	(667,625)
Capital Share Transactions
Investor Shares	(24,599)	59,412
ETF Shares	768,493	2,248,885
Admiral Shares	512,292	846,073
Institutional Shares	7,308	148,032
Institutional Plus Shares	(383,469)	711,587
Net Increase (Decrease) from Capital Share Transactions	880,025	4,013,989
Total Increase (Decrease)	411,842	1,990,653
Net Assets
Beginning of Period	24,382,606	22,391,953
End of Period[1]	24,794,448	24,382,606

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $71,432,000 and $45,885,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.92	$19.40	$19.81	$17.03	$16.95
Investment Operations
Net Investment Income	. 494	. 502	. 627[1]	.482	.448
Net Realized and Unrealized Gain (Loss)
on Investments	(.341)	(1.484)	(.413)	2.850	.397
Total from Investment Operations	.153	(.982)	.214	3.332	.845
Distributions
Dividends from Net Investment Income	(. 483)	(. 498)	(. 624)	(. 552)	(.765)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 483)	(. 498)	(. 624)	(. 552)	(.765)
Net Asset Value, End of Period	$17.59	$17.92	$19.40	$19.81	$17.03

Total Return[2]	0.98%	-5.16%	1.05%	19.97%	5.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$530	$565	$552	$637	$543
Ratio of Total Expenses to
Average Net Assets	0.23%	0.26%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.89%	2.70%	3.18%[1]	2.69%	3.13%
Portfolio Turnover Rate [3]	5%	3%	4%	8%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$45.41	$49.17	$50.20	$43.21	$43.17
Investment Operations
Net Investment Income	1.304	1.335	1.665[1]	1.295	1.324
Net Realized and Unrealized Gain (Loss)
on Investments	(.846)	(3.769)	(1.036)	7.204	.884
Total from Investment Operations	.458	(2.434)	.629	8.499	2.208
Distributions
Dividends from Net Investment Income	(1.268)	(1.326)	(1.659)	(1.509)	(2.168)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.268)	(1.326)	(1.659)	(1.509)	(2.168)
Net Asset Value, End of Period	$44.60	$45.41	$49.17	$50.20	$43.21

Total Return	1.17%	-5.05%	1.21%	20.12%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,983	$13,525	$12,453	$11,102	$7,400
Ratio of Total Expenses to
Average Net Assets	0.11%	0.13%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.01%	2.83%	3.33%[1]	2.84%	3.28%
Portfolio Turnover Rate[2]	5%	3%	4%	8%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$28.23	$30.57	$31.21	$26.86	$26.86
Investment Operations
Net Investment Income	. 811	. 832	1.037[1]	.805	.818
Net Realized and Unrealized Gain (Loss)
on Investments	(.532)	(2.346)	(.644)	4.487	.543
Total from Investment Operations	.279	(1.514)	.393	5.292	1.361
Distributions
Dividends from Net Investment Income	(.789)	(.826)	(1.033)	(.942)	(1.361)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.789)	(.826)	(1.033)	(.942)	(1.361)
Net Asset Value, End of Period	$27.72	$28.23	$30.57	$31.21	$26.86

Total Return[2]	1.13%	-5.05%	1.23%	20.14%	5.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,635	$3,163	$2,551	$1,909	$1,235
Ratio of Total Expenses to
Average Net Assets	0.11%	0.13%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.01%	2.83%	3.33%[1]	2.84%	3.28%
Portfolio Turnover Rate [3]	5%	3%	4%	8%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$89.48	$96.89	$98.93	$85.14	$85.10
Investment Operations
Net Investment Income	2.577	2.651	3.299[1]	2.577	2.628
Net Realized and Unrealized Gain (Loss)
on Investments	(1.669)	(7.429)	(2.049)	14.215	1.735
Total from Investment Operations	.908	(4.778)	1.250	16.792	4.363
Distributions
Dividends from Net Investment Income	(2.508)	(2.632)	(3.290)	(3.002)	(4.323)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.508)	(2.632)	(3.290)	(3.002)	(4.323)
Net Asset Value, End of Period	$87.88	$89.48	$96.89	$98.93	$85.14

Total Return[2]	1.15%	-5.03%	1.23%	20.16%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,424	$4,501	$4,713	$4,687	$3,684
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.02%	2.85%	3.35%[1]	2.87%	3.31%
Portfolio Turnover Rate [3]	5%	3%	4%	8%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$94.75	$102.60	$104.76	$90.17	$90.15
Investment Operations
Net Investment Income	2.754	2.829	3.517[1]	2.749	2.809
Net Realized and Unrealized Gain (Loss)
on Investments	(1.767)	(7.869)	(2.169)	15.050	1.829
Total from Investment Operations	.987	(5.040)	1.348	17.799	4.638
Distributions
Dividends from Net Investment Income	(2.677)	(2.810)	(3.508)	(3.209)	(4.618)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.677)	(2.810)	(3.508)	(3.209)	(4.618)
Net Asset Value, End of Period	$93.06	$94.75	$102.60	$104.76	$90.17

Total Return[2]	1.18%	-5.01%	1.25%	20.18%	5.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,222	$2,628	$2,122	$1,671	$1,274
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.05%	2.87%	3.37%[1]	2.89%	3.33%
Portfolio Turnover Rate [3]	5%	3%	4%	8%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

27

FTSE All-World ex-US Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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FTSE All-World ex-US Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts

29

FTSE All-World ex-US Index Fund

for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $1,916,000, representing 0.01% of the fund’s net assets and 0.77% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,255,548	51,024	—
Common Stocks—Other	440,768	21,855,523	3,167
Temporary Cash Investments	366,489	29,189	—
Futures Contracts—Assets[1]	236	—	—
Futures Contracts—Liabilities[1]	(649)	—	—
Forward Currency Contracts—Assets	—	3,203	—
Forward Currency Contracts—Liabilities	—	(10,480)	—
Total	3,062,392	21,928,459	3,167
1 Represents variation margin on the last day of the reporting period.

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FTSE All-World ex-US Index Fund

D. At October 31, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	236	3,203	3,439
Other Liabilities	(649)	(10,480)	(11,129)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(4,416)	—	(4,416)
Forward Currency Contracts	—	(221)	(221)
Realized Net Gain (Loss) on Derivatives	(4,416)	(221)	(4,637)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,955	—	1,955
Forward Currency Contracts	—	(4,713)	(4,713)
Change in Unrealized Appreciation
(Depreciation) on Derivatives	1,955	(4,713)	(2,758)

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50	December 2016	2,478	82,932	2,081
Topix Index	December 2016	407	54,029	2,324
FTSE 100 Index	December 2016	425	35,954	1,409
S&P ASX 200 Index	December 2016	186	18,718	338
				6,152

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

31

FTSE All-World ex-US Index Fund

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
The Toronto-Dominion Bank	12/21/16	EUR	101,426	USD	114,476	(2,866)
BNP Paribas	12/13/16	JPY	7,769,440	USD	76,200	(1,984)
Bank of America, N.A.	12/21/16	GBP	39,256	USD	52,535	(4,423)
Goldman Sachs International	12/20/16	AUD	36,733	USD	27,310	597
BNP Paribas	12/21/16	EUR	12,219	USD	13,762	(316)
Citibank, N.A.	12/13/16	JPY	622,515	USD	6,223	(277)
JPMorgan Chase Bank, N.A.	12/21/16	GBP	4,167	USD	5,567	(460)
BNP Paribas	12/20/16	AUD	210	USD	156	3
JPMorgan Chase Bank, N.A.	12/20/16	AUD	135	USD	103	(1)
Bank of America, N.A.	12/13/16	USD	32,500	JPY	3,301,140	966
JPMorgan Chase Bank, N.A.	12/21/16	USD	19,651	EUR	17,737	134
BNP Paribas	12/13/16	USD	18,886	JPY	1,893,500	799
Barclays Bank plc	12/21/16	USD	14,904	EUR	13,331	235
Citibank, N.A.	12/21/16	USD	9,796	EUR	8,986	(92)
Goldman Sachs International	12/13/16	USD	8,597	JPY	891,990	76
Barclays Bank plc	12/21/16	USD	7,675	GBP	6,245	22
JPMorgan Chase Bank, N.A.	12/13/16	USD	6,757	JPY	702,780	44
Goldman Sachs International	12/21/16	USD	6,170	GBP	4,885	183
UBS AG	12/20/16	USD	4,642	AUD	6,148	(29)
JPMorgan Chase Bank, N.A.	12/21/16	USD	3,831	GBP	3,143	(21)
Barclays Bank plc	12/20/16	USD	3,415	AUD	4,510	(11)
JPMorgan Chase Bank, N.A.	12/21/16	USD	2,324	GBP	1,787	134
Citibank, N.A.	12/20/16	USD	2,276	AUD	2,983	10
						(7,277)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $737,000 in connection with open forward currency contracts.

32

FTSE All-World ex-US Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2016, the fund realized net foreign currency losses of $1,018,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2016, the fund realized $259,929,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2016, the fund had $146,451,000 of ordinary income available for distribution. At October 31, 2016, the fund had available capital losses totaling $1,284,197,000 to offset future net capital gains. Of this amount, $249,855,000 is subject to expiration dates; $138,065,000 may be used to offset future net capital gains through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $1,034,342,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $29,919,000 expired on October 31, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2016, the cost of investment securities for tax purposes was $24,990,136,000. Net unrealized appreciation of investment securities for tax purposes was $11,572,000, consisting of unrealized gains of $3,600,716,000 on securities that had risen in value since their purchase and $3,589,144,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $2,723,278,000 of investment securities and sold $1,904,958,000 of investment securities, other than temporary cash investments. Purchases and sales include $230,305,000 and $772,210,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

33

FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	150,674	8,858	202,214	10,640
Issued in Lieu of Cash Distributions	14,669	866	14,509	772
Redeemed	(189,942)	(11,169)	(157,311)	(8,322)
Net Increase (Decrease)—Investor Shares	(24,599)	(1,445)	59,412	3,090
ETF Shares
Issued	1,251,872	27,991	2,660,025	53,578
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(483,379)	(12,300)	(411,140)	(9,000)
Net Increase (Decrease)—ETF Shares	768,493	15,691	2,248,885	44,578
Admiral Shares
Issued	1,345,709	50,503	1,381,231	47,037
Issued in Lieu of Cash Distributions	79,969	2,993	67,575	2,285
Redeemed	(913,386)	(34,390)	(602,733)	(20,743)
Net Increase (Decrease)—Admiral Shares	512,292	19,106	846,073	28,579
Institutional Shares
Issued	920,593	10,694	1,019,443	10,800
Issued in Lieu of Cash Distributions	114,255	1,350	118,859	1,266
Redeemed	(1,027,540)	(11,995)	(990,270)	(10,410)
Net Increase (Decrease)—Institutional Shares	7,308	49	148,032	1,656
Institutional Plus Shares
Issued	586,317	6,493	865,085	8,576
Issued in Lieu of Cash Distributions	64,624	721	64,893	655
Redeemed	(1,034,410)	(11,072)	(218,391)	(2,179)
Net Increase (Decrease)—Institutional Plus Shares	(383,469)	(3,858)	711,587	7,052

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

34

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor		Institutional
	Shares	ETF Shares	Shares
Ticker Symbol	VFSVX	VSS	VFSNX
Expense Ratio[1]	0.31%	0.17%	0.15%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,515	3,337
Median Market Cap	$1.4B	$1.4B
Price/Earnings Ratio	22.6x	22.8x
Price/Book Ratio	1.4x	1.4x
Return on Equity	10.5%	10.5%
Earnings Growth
Rate	9.8%	9.9%
Dividend Yield	2.4%	2.4%
Turnover Rate	14%	—
Short-Term Reserves	-0.3%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	9.8%	9.7%
Consumer Goods	11.4	11.5
Consumer Services	11.8	11.8
Financials	20.7	20.7
Health Care	6.3	6.3
Industrials	23.6	23.6
Oil & Gas	5.2	5.2
Technology	7.4	7.4
Telecommunications	1.1	1.1
Utilities	2.7	2.7

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Teck Resources Ltd.	Nonferrous Metals	0.5%
Dollarama Inc.	Specialty Retailers	0.4
Open Text Corp.	Software	0.4
First Quantum Minerals
Ltd.	Nonferrous Metals	0.3
Gildan Activewear Inc.	Clothing &
	Accessories	0.3
CCL Industries Inc.	Containers &
	Packaging	0.3
Seven Generations	Exploration &
Energy Ltd.	Production	0.3
Keyera Corp.	Exploration &
	Production	0.3
Onex Corp.	Diversified Industrials	0.2
Kinross Gold Corp.	Gold Mining	0.2
Top Ten		3.2%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.27% for Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional Shares.

35

FTSE All-World ex-US Small-Cap Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	11.2%	11.3%
Germany	3.8	3.6
Sweden	3.5	3.5
Switzerland	3.1	3.0
Italy	2.6	2.6
France	2.5	2.5
Netherlands	1.7	1.7
Spain	1.7	1.7
Norway	1.4	1.4
Denmark	1.1	1.1
Finland	1.1	1.2
Belgium	1.1	1.1
Other	1.7	1.8
Subtotal	36.5%	36.5%
Pacific
Japan	16.5%	16.4%
Australia	4.4	4.5
South Korea	4.2	4.2
Hong Kong	2.2	2.1
Singapore	1.4	1.4
Other	0.7	0.7
Subtotal	29.4%	29.3%
Emerging Markets
Taiwan	6.3%	6.3%
China	3.0	3.0
India	2.8	2.8
Thailand	1.6	1.6
Brazil	1.2	1.2
Other	4.8	4.8
Subtotal	19.7%	19.7%
North America
Canada	14.0%	14.1%
Middle East	0.4%	0.4%

36

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(4/2/2009)	Investment

	FTSE All-World ex-US Small-Cap
	Index Fund*Investor Shares	3.95%	5.25%	11.11%	$22,233

• • • • • • ••	FTSE Global Small Cap ex US Index	3.40	5.18	11.68	23,112

– – – –	International Small-Cap Funds
	Average	1.39	8.07	13.17	25,553

International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	4.11%	5.44%	11.33%	$22,562
FTSE Global Small Cap ex US Index	3.40	5.18	11.68	23,112
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

37

FTSE All-World ex-US Small-Cap Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2016

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
Institutional Shares	4.11%	5.45%	11.35%	$11,296,350

FTSE Global Small Cap ex US Index	3.40	5.18	11.68	11,555,755
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2016
			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Market Price	4.40%	31.54%	126.08%
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Net Asset Value	4.11	30.34	125.62
FTSE Global Small Cap ex US Index	3.40	28.74	131.12
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

38

FTSE All-World ex-US Small-Cap Index Fund

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2016

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	12.29%	7.79%	11.69%
ETF Shares	4/2/2009
Market Price		12.73	8.20	11.94
Net Asset Value		12.47	7.98	11.91
Institutional Shares	4/2/2009	12.47	8.00	11.93

39

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
[1]Australia †		147,728	4.4%

Austria †		29,235	0.9%

Belgium †		37,231	1.1%

[1]Brazil †		39,250	1.2%

Canada
Teck Resources Ltd. Class B	743,955	16,063	0.5%
Dollarama Inc.	161,502	12,068	0.4%
Open Text Corp.	192,041	11,924	0.3%
First Quantum Minerals Ltd.	1,089,547	10,349	0.3%
Gildan Activewear Inc.	369,631	9,494	0.3%
CCL Industries Inc. Class B	51,570	9,171	0.3%
* Seven Generations Energy Ltd. Class A	417,714	8,907	0.3%
Keyera Corp.	288,908	8,672	0.3%
Onex Corp.	128,992	8,344	0.2%
* Kinross Gold Corp.	1,968,013	7,644	0.2%
^ H&R REIT	444,035	7,551	0.2%
^ PrairieSky Royalty Ltd.	324,632	7,060	0.2%
^ Vermilion Energy Inc.	163,646	6,418	0.2%
^ AltaGas Ltd.	256,513	6,347	0.2%
Industrial Alliance Insurance & Financial Services Inc.	162,417	6,289	0.2%
CAE Inc.	426,452	5,990	0.2%
Element Fleet Management Corp.	607,852	5,923	0.2%
^ Tahoe Resources Inc.	481,976	5,778	0.2%
Peyto Exploration & Development Corp.	223,326	5,738	0.2%
Yamana Gold Inc.	1,497,511	5,348	0.2%
Methanex Corp.	145,320	5,282	0.2%

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FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Detour Gold Corp.	274,307	5,229	0.1%
WSP Global Inc.	159,144	5,155	0.1%
Finning International Inc.	268,161	4,990	0.1%
Ritchie Bros Auctioneers Inc.	141,905	4,907	0.1%
Canada—Other †		276,051	8.2%
		466,692	13.9%

Chile †		9,723	0.3%

[1]China †		98,137	2.9%

Colombia †		2,163	0.1%

Czech Republic †		829	0.0%

[1]Denmark †		37,900	1.1%

Egypt †		4,250	0.1%

Finland
Amer Sports Oyj	185,785	5,055	0.1%
Finland—Other †		32,766	1.0%
		37,821	1.1%
France
Rubis SCA	58,904	5,372	0.2%
1 France—Other †		77,406	2.3%
		82,778	2.5%
Germany
STADA Arzneimittel AG	98,907	4,960	0.2%
* KUKA AG	43,514	4,938	0.2%
Freenet AG	171,575	4,919	0.1%
1 Germany—Other †		108,306	3.2%
		123,123	3.7%

Greece †		3,923	0.1%

[1]Hong Kong †		73,319	2.2%

[1]India †		94,143	2.8%

Indonesia †		23,391	0.7%

Ireland
Kingspan Group plc	278,294	6,815	0.2%
Ireland—Other †		7,868	0.2%
		14,683	0.4%

Israel †		12,299	0.4%

[1]Italy †		84,116	2.5%

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FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Japan
Mebuki Financial Group Inc.	1,504,100	5,353	0.2%
Japan—Other †		537,441	16.0%
		542,794	16.2%

Malaysia †		31,557	0.9%

[1]Mexico †		15,951	0.5%

Netherlands
Aalberts Industries NV	153,196	4,838	0.1%
1 Netherlands—Other †		52,222	1.6%
		57,060	1.7%

New Zealand †		23,434	0.7%

Norway
*,^ Subsea 7 SA	438,043	4,904	0.1%
1 Norway—Other †		42,133	1.3%
		47,037	1.4%

[2]Other †		392	0.0%

Pakistan †		8,530	0.3%

Philippines †		16,587	0.5%
Poland †		7,746	0.2%

Portugal †		10,663	0.3%
Qatar †		494	0.0%

Russia †		2,448	0.1%

[1]Singapore †		46,684	1.4%

South Africa †		22,157	0.7%
South Korea †		139,036	4.2%

Spain
Merlin Properties Socimi SA	512,346	5,748	0.2%
1 Spain—Other †		50,383	1.5%
		56,131	1.7%
Sweden
Castellum AB	416,719	5,647	0.2%
Elekta AB Class B	563,357	4,884	0.1%
1 Sweden—Other †		105,606	3.2%
		116,137	3.5%

42

	FTSE All-World ex-US Small-Cap Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Switzerland
	Temenos Group AG		92,912	6,000	0.2%
	Georg Fischer AG		6,520	5,781	0.2%
	Logitech International SA		227,854	5,511	0.2%
1	Switzerland—Other †			85,126	2.5%
				102,418	3.1%
	Taiwan
	China Life Insurance Co. Ltd.		5,513,597	5,082	0.1%
	Taiwan—Other †			203,491	6.1%
				208,573	6.2%

	[1]Thailand †			51,846	1.5%

	Turkey †			9,712	0.3%

	United Arab Emirates †			2,242	0.1%

	United Kingdom
	Spirax-Sarco Engineering plc		115,195	6,211	0.2%
	Melrose Industries plc		2,982,945	6,156	0.2%
	RPC Group plc		523,910	6,076	0.2%
	IG Group Holdings plc		573,775	5,794	0.2%
	Hiscox Ltd.		448,866	5,605	0.2%
	UBM plc		617,892	5,425	0.2%
	BBA Aviation plc		1,650,388	5,219	0.1%
	Shaftesbury plc		441,128	4,949	0.1%
*	BTG plc		607,650	4,890	0.1%
1	United Kingdom—Other †			324,008	9.7%
				374,333	11.2%
	Total Common Stocks (Cost $3,428,705)			3,316,696	99.1%[3]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[4,5]	Vanguard Market Liquidity Fund	0.718%	2,716,461	271,673	8.1%

	6U.S. Government and Agency Obligations †			6,898	0.2%
	Total Temporary Cash Investments (Cost $278,546)			278,571	8.3%[3]
	Total Investments (Cost $3,707,251)			3,595,267	107.4%
	Other Assets and Liabilities
	Other Assets[4]			16,015	0.5%
	Liabilities[4]			(264,613)	(7.9%)
				(248,598)	(7.4%)
	Net Assets			3,346,669	100.0%

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FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	3,323,594
Affiliated Vanguard Funds	271,673
Total Investments in Securities	3,595,267
Investment in Vanguard	261
Receivables for Investment Securities Sold	349
Receivables for Accrued Income	7,273
Receivables for Capital Shares Issued	509
Other Assets[4]	7,623
Total Assets	3,611,282
Liabilities
Payables for Investment Securities Purchased	830
Collateral for Securities on Loan	261,189
Payables for Capital Shares Redeemed	395
Payables to Vanguard	1,594
Other Liabilities	605
Total Liabilities	264,613
Net Assets	3,346,669

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,601,325
Undistributed Net Investment Income	16,204
Accumulated Net Realized Losses	(158,507)
Unrealized Appreciation (Depreciation)
Investment Securities	(111,984)
Futures Contracts	202
Forward Currency Contracts	(256)
Foreign Currencies	(315)
Net Assets	3,346,669

Investor Shares—Net Assets
Applicable to 14,138,956 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	519,531
Net Asset Value Per Share—Investor Shares	$36.74

ETF Shares—Net Assets
Applicable to 27,529,681 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,652,168
Net Asset Value Per Share—ETF Shares	$96.34

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FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 950,557 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	174,970
Net Asset Value Per Share—Institutional Shares	$184.07

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $243,504,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $72,621,000, representing 2.2% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 7.4%, respectively, of net assets.
4 Includes a portion of $261,189,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
6 Securities with a value of $2,299,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Dividends[1]	79,077
Interest[2]	122
Securities Lending—Net	11,288
Total Income	90,487
Expenses
The Vanguard Group—Note B
Investment Advisory Services	442
Management and Administrative—Investor Shares	929
Management and Administrative—ETF Shares	1,674
Management and Administrative—Institutional Shares	106
Marketing and Distribution—Investor Shares	99
Marketing and Distribution—ETF Shares	172
Marketing and Distribution—Institutional Shares	5
Custodian Fees	1,074
Auditing Fees	44
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—ETF Shares	145
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	4,699
Net Investment Income	85,788
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,239
Futures Contracts	(2,282)
Foreign Currencies and Forward Currency Contracts	2,853
Realized Net Gain (Loss)	3,810
Change in Unrealized Appreciation (Depreciation)
Investment Securities	38,147
Futures Contracts	(481)
Foreign Currencies and Forward Currency Contracts	(311)
Change in Unrealized Appreciation (Depreciation)	37,355
Net Increase (Decrease) in Net Assets Resulting from Operations	126,953

1 Dividends are net of foreign withholding taxes of $6,335,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $103,000 and $3,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,788	72,412
Realized Net Gain (Loss)	3,810	51,320
Change in Unrealized Appreciation (Depreciation)	37,355	(227,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	126,953	(104,232)
Distributions
Net Investment Income
Investor Shares	(12,013)	(10,561)
ETF Shares	(67,444)	(61,064)
Institutional Shares	(4,391)	(2,759)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(83,848)	(74,384)
Capital Share Transactions
Investor Shares	66,018	86,821
ETF Shares	211,232	604,382
Institutional Shares	9,188	118,310
Net Increase (Decrease) from Capital Share Transactions	286,438	809,513
Total Increase (Decrease)	329,543	630,897
Net Assets
Beginning of Period	3,017,126	2,386,229
End of Period[1]	3,346,669	3,017,126

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $16,204,000 and $8,731,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.27	$38.10	$38.99	$33.21	$32.89
Investment Operations
Net Investment Income	.933	.887	.909	.946	.798
Net Realized and Unrealized Gain (Loss)
on Investments[1]	.461	(1.769)	(.834)	5.947	.649
Total from Investment Operations	1.394	(.882)	.075	6.893	1.447
Distributions
Dividends from Net Investment Income	(.924)	(.948)	(.965)	(1.113)	(1.127)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.924)	(.948)	(.965)	(1.113)	(1.127)
Net Asset Value, End of Period	$36.74	$36.27	$38.10	$38.99	$33.21

Total Return[2]	3.95%	-2.33%	0.15%	21.25%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$520	$446	$382	$318	$232
Ratio of Total Expenses to
Average Net Assets	0.27%	0.31%	0.37%	0.40%	0.45%
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.41%	2.25%	2.58%	2.54%
Portfolio Turnover Rate [3]	14%	9%	13%	19%	18%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.01, and $.03. Effective July 25, 2014, fees were eliminated.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$95.09	$99.89	$102.21	$87.11	$86.38
Investment Operations
Net Investment Income	2.574	2.461	2.570	2.664	2.252
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.216	(4.634)	(2.169)	15.595	1.707
Total from Investment Operations	3.790	(2.173)	.401	18.259	3.959
Distributions
Dividends from Net Investment Income	(2.540)	(2.627)	(2.721)	(3.159)	(3.229)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.540)	(2.627)	(2.721)	(3.159)	(3.229)
Net Asset Value, End of Period	$96.34	$95.09	$99.89	$102.21	$87.11

Total Return	4.11%	-2.19%	0.34%	21.50%	4.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,652	$2,407	$1,947	$1,723	$1,040
Ratio of Total Expenses to
Average Net Assets	0.13%	0.17%	0.19%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.77%	2.55%	2.43%	2.78%	2.74%
Portfolio Turnover Rate [2]	14%	9%	13%	19%	18%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.04, $.03, and $.07. Effective July 25, 2014, fees were eliminated.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$181.69	$190.87	$195.32	$166.39	$165.23
Investment Operations
Net Investment Income	4.937	4.756	4.933	5.100	4.244
Net Realized and Unrealized Gain (Loss)
on Investments[1]	2.326	(8.864)	(4.161)	29.812	3.315
Total from Investment Operations	7.263	(4.108)	.772	34.912	7.559
Distributions
Dividends from Net Investment Income	(4.883)	(5.072)	(5.222)	(5.982)	(6.399)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.883)	(5.072)	(5.222)	(5.982)	(6.399)
Net Asset Value, End of Period	$184.07	$181.69	$190.87	$195.32	$166.39

Total Return[2]	4.11%	-2.17%	0.34%	21.51%	5.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$175	$164	$57	$18	$15
Ratio of Total Expenses to
Average Net Assets	0.12%	0.15%	0.18%	0.19%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.78%	2.57%	2.44%	2.79%	2.75%
Portfolio Turnover Rate [3]	14%	9%	13%	19%	18%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.06, $.07, and $.20. Effective July 25, 2014, fees were eliminated.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

51

FTSE All-World ex-US Small-Cap Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

52

FTSE All-World ex-US Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

53

FTSE All-World ex-US Small-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $261,000, representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	524,226	9,723	221
Common Stocks—Other	203	2,776,077	6,246
Temporary Cash Investments	271,673	6,898	—
Futures Contracts—Assets[1]	85	—	—
Futures Contracts—Liabilities[1]	(56)	—	—
Forward Currency Contracts—Assets	—	172	—
Forward Currency Contracts—Liabilities	—	(428)	—
Total	796,131	2,792,442	6,467
1 Represents variation margin on the last day of the reporting period.

54

FTSE All-World ex-US Small-Cap Index Fund

D. At October 31, 2016, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Other Assets	85	172	257
Other Liabilities	(56)	(428)	(484)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(2,282)	—	(2,282)
Forward Currency Contracts	—	1,240	1,240
Realized Net Gain (Loss) on Derivatives	(2,282)	1,240	(1,042)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(481)	—	(481)
Forward Currency Contracts	—	(120)	(120)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(481)	(120)	(601)

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	December 2016	181	8,177	(117)
Dow Jones EURO STOXX 50	December 2016	236	7,898	230
E-mini Russell 2000 Index	December 2016	63	7,493	(138)
Topix Index	December 2016	36	4,779	229
E-mini S&P 500 Index	December 2016	3	318	(2)
				202

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index, Dow Jones EURO STOXX 50, E-mini Russell 2000 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

55

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
The Toronto-Dominion Bank	12/21/16	EUR	10,072	USD	11,368	(285)
BNP Paribas	12/13/16	JPY	508,156	USD	4,984	(130)
BNP Paribas	12/21/16	EUR	463	USD	523	(13)
Deutsche Bank AG	12/21/16	USD	3,366	EUR	2,987	79
Morgan Stanley Capital Services LLC	12/21/16	USD	2,725	EUR	2,417	66
JPMorgan Chase Bank, N.A.	12/13/16	USD	1,162	JPY	118,890	27
						(256)
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2016, the fund realized net foreign currency gains of $1,613,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2016, the fund realized gains on the sale of passive foreign investment companies of $4,007,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2016, had unrealized appreciation of $24,926,000.

During the year ended October 31, 2016, the fund realized $87,460,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

56

FTSE All-World ex-US Small-Cap Index Fund

For tax purposes, at October 31, 2016, the fund had $42,414,000 of ordinary income available for distribution. At October 31, 2016, the fund had available capital losses totaling $158,672,000 to offset future net capital gains. Of this amount, $8,716,000 is subject to expiration on October 31, 2019. Capital losses of $149,956,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2016, the cost of investment securities for tax purposes was $3,732,177,000. Net unrealized depreciation of investment securities for tax purposes was $136,910,000, consisting of unrealized gains of $400,873,000 on securities that had risen in value since their purchase and $537,783,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $992,755,000 of investment securities and sold $714,166,000 of investment securities, other than temporary cash investments. Purchases and sales include $221,081,000 and $266,203,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	147,789	4,161	165,488	4,391
Issued in Lieu of Cash Distributions	10,280	289	9,158	249
Redeemed	(92,051)	(2,604)	(87,825)	(2,368)
Net Increase (Decrease)—Investor Shares	66,018	1,846	86,821	2,272
ETF Shares
Issued	507,205	5,416	880,544	8,719
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(295,973)	(3,200)	(276,162)	(2,900)
Net Increase (Decrease)—ETF Shares	211,232	2,216	604,382	5,819
Institutional Shares
Issued	28,799	155	129,128	663
Issued in Lieu of Cash Distributions	3,148	18	2,545	14
Redeemed	(22,759)	(126)	(13,363)	(73)
Net Increase (Decrease)—Institutional Shares	9,188	47	118,310	604

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

57

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets—investments summary, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

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Special 2016 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $505,361,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $653,487,000 and foreign taxes paid of $48,831,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2017 to determine the calendar-year amounts to be included on their 2016 tax returns.

Special 2016 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $44,871,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $73,970,000 and foreign taxes paid of $6,289,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2017 to determine the calendar-year amounts to be included on their 2016 tax returns.

59

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2016. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2016

			Since
	One	Five	Inception
	Year	Years	(3/8/2007)
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	0.98%	4.10%	1.11%
Returns After Taxes on Distributions	0.18	3.33	0.61
Returns After Taxes on Distributions and Sale of Fund Shares	0.95	3.17	0.88

			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes	3.95%	5.25%	11.11%
Returns After Taxes on Distributions	3.12	4.48	10.42
Returns After Taxes on Distributions and Sale of Fund Shares	2.54	3.97	8.96

60

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

61

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2016	10/31/2016	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,028.90	$1.07
ETF Shares	1,000.00	1,029.91	0.56
Admiral Shares	1,000.00	1,029.45	0.56
Institutional Shares	1,000.00	1,029.58	0.56
Institutional Plus Shares	1,000.00	1,029.81	0.36
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,014.78	$1.27
ETF Shares	1,000.00	1,015.72	0.56
Institutional Shares	1,000.00	1,015.55	0.51
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,024.08	$1.07
ETF Shares	1,000.00	1,024.58	0.56
Admiral Shares	1,000.00	1,024.58	0.56
Institutional Shares	1,000.00	1,024.58	0.56
Institutional Plus Shares	1,000.00	1,024.78	0.36
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.88	$1.27
ETF Shares	1,000.00	1,024.58	0.56
Institutional Shares	1,000.00	1,024.63	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.21% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.11% for
Institutional Shares, and 0.07% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.25% for Investor
Shares, 0.11% for ETF Shares, and 0.10% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

63

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and
Other Experience: President and Chief Operating
Officer (retired 2010) of Corning Incorporated
(communications equipment); Chairman of the
Board of Trustees of Colby-Sawyer College;
Member of the Advisory Board of the Norris
Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and Other
Experience: Head of Global Fund Accounting at The
Vanguard Group, Inc.; Controller of each of the invest-
ment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard Group,
Inc.; General Counsel of The Vanguard Group; Secretary
of The Vanguard Group and of each of the investment
companies served by The Vanguard Group; Director
and Senior Vice President of Vanguard Marketing
Corporation; Managing Director and General Counsel
of Global Cards and Consumer Services at Citigroup
(2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
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© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122016

Annual Report | October 31, 2016

Vanguard Global ex-U.S. Real Estate

Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	37
About Your Fund’s Expenses.	38
Glossary.	40

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Global ex-U.S. Real Estate Index Fund returned nearly 3% for the 12 months ended October 31, 2016, ahead of its benchmark and the average return of its peers. The fund’s return diverged from that of its benchmark index in part because of temporary pricing discrepancies arising from fair-value adjustments. Please see the Glossary entry for Fair-Value Pricing.

• Stocks in emerging markets and in developed markets of the Pacific region contributed most to fund performance. European stocks were the biggest laggards.

• Returns in the Pacific region were aided by Japan and Australia, whose currencies strengthened against the U.S. dollar. A stronger local currency compared with the U.S. dollar helps returns for U.S. investors. In Europe, U.S. investors were hurt by U.K. stocks, which fell in part because the British pound weakened in the aftermath of this summer’s Brexit vote.

Total Returns: Fiscal Year Ended October 31, 2016
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	2.72%
ETF Shares
Market Price	3.07
Net Asset Value	2.92
Admiral™ Shares	2.91
Institutional Shares	2.93
S&P Global ex-U.S. Property Index	2.08
International Real Estate Funds Average	-2.20

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Inception Through October 31, 2016
Average
Annual Return
Global ex-U.S. Real Estate Index Fund Investor Shares (Returns since inception: 11/1/2010)	4.67%
S&P Global ex-U.S. Property Index	4.48
International Real Estate Funds Average	3.70
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.36%	0.18%	0.18%	0.16%	1.38%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2016, the fund’s expense ratios were 0.35% for Investor Shares, 0.15% for ETF Shares, 0.15%
for Admiral Shares, and 0.13% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson
Reuters Company, and captures information through year-end 2015.

Peer group: International Real Estate Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

3

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

4

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was
one of the most intense and unpredictable
in U.S. history. In its aftermath, investors
may be left with lingering questions about
what the outcome will mean for their
portfolios. The answer, based on Vanguard
research into decades of historical data, is
that presidential elections typically have no
long-term effect on market performance.

These findings hold true regardless of the
market’s initial reaction. Whether there’s
a swoon or bounce immediately after an
election, investors shouldn’t extrapolate
that performance to the long term.

As you can see in the accompanying chart,
data going back to 1853 show that stock
market returns are virtually identical no matter
which party controls the White House.
Although headlines out of Washington at any
given time may still cause concern, investors
shouldn’t overreact to short-term events.
Instead, it’s best to maintain a balanced and
diversified portfolio and stay focused on your
long-term goals.

Average annual stock market returns based
on party control of the White House
(1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc.,
and Ibbotson Associates thereafter through 2015.

5

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VGXRX	VNQI	VGRLX	VGRNX
Expense Ratio[1]	0.36%	0.18%	0.18%	0.16%

Portfolio Characteristics
		S&P
		Global
		ex-U.S
		Property
	Fund	Index
Number of Stocks	691	636
Median Market Cap	$5.8B	$5.8B
Price/Earnings Ratio	11.6x	11.
Price/Book Ratio	1.1x	1.1x
Return on Equity	10.5%	10.5%
Earnings Growth
Rate	9.2%	9.2%
Dividend Yield	3.4%	3.4%
Turnover Rate	7%
Short-Term Reserves	-0.2%

Allocation by Region (% of equity exposure)

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.98	0.75
Beta	0.96	0.84
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	2.9%
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.5
Unibail-Rodamco SE	Retail REITs	2.5
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.4
Cheung Kong Property	Real Estate
Holdings Ltd.	Development	2.2
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	1.9
Scentre Group	Retail REITs	1.8
Vonovia SE	Real Estate
	Operating
	Companies	1.7
Link REIT	Retail REITs	1.7
China Overseas Land &	Real Estate
Investment Ltd.	Development	1.4
Top Ten		21.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.35% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.13% for
Institutional Shares.

7

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	6.2%	6.2%
France	5.3	5.3
Germany	4.8	4.8
Sweden	1.8	1.9
Switzerland	1.5	1.5
Other	3.7	3.8
Subtotal	23.3%	23.5%
Pacific
Japan	23.2%	23.4%
Hong Kong	13.1	13.2
Australia	9.6	9.9
Singapore	5.7	5.5
Other	0.5	0.6
Subtotal	52.1%	52.6%
Emerging Markets
China	7.3%	7.3%
South Africa	1.8	1.7
Philippines	1.5	1.5
United Arab Emirates	1.2	1.2
Mexico	1.0	1.2
Indonesia	1.0	1.0
Other	4.1	4.1
Subtotal	17.9%	18.0%
North America
Canada	2.4%	2.5%
Middle East	0.7%	0.9%
Other	3.6%	2.5%
"Other" represents securities that are not classified by the fund's benchmark index.

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(11/1/2010)	Investment
	Global ex-U.S. Real Estate Index Fund
	Investor Shares	2.22%	7.42%	4.59%	$13,089

• • • • • • • •	S&P Global ex-U.S. Property Index	2.08	7.05	4.48	13,005

– – – –	International Real Estate Funds Average	-2.20	6.50	3.70	12,435

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
ETF Shares Net Asset Value	2.92%	7.66%	4.81%	$13,255
S&P Global ex-U.S. Property Index	2.08	7.05	4.48	13,005
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2016

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund Admiral
Shares	2.41%	7.57%	5.05%	$13,259
S&P Global ex-U.S. Property Index	2.08	7.05	4.82	13,094
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	2.42%	7.60%	4.80%	$6,482,647
S&P Global ex-U.S. Property Index	2.08	7.05	4.60	6,412,480
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2016
			Since
	One	Five	Inception
	Year	Years	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF Shares
Market Price	3.07%	45.19%	32.07%
Global ex-U.S. Real Estate Index Fund ETF Shares
Net Asset Value	2.92	44.62	32.55
S&P Global ex-U.S. Property Index	2.08	40.56	30.05
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 1, 2010, Through October 31, 2016

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.

10

Global ex-U.S. Real Estate Index Fund

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	11/1/2010	13.22%	10.67%	5.58%
Fee-Adjusted Returns		12.67	10.57	5.50
ETF Shares	11/1/2010
Market Price		13.91	11.02	5.70
Net Asset Value		13.49	10.82	5.72
Admiral Shares	2/10/2011	13.47	10.83	6.10
Fee-Adjusted Returns		12.91	10.73	6.01
Institutional Shares	4/19/2011	13.49	10.86	5.88
Fee-Adjusted Returns		12.93	10.76	5.79

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.

11

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Australia (9.8%)
	Scentre Group	23,653,150	75,703
	Westfield Corp.	8,492,515	57,392
	Goodman Group	7,003,466	36,100
	Stockland	10,567,053	35,489
	Vicinity Centres	14,521,986	31,669
	Dexus Property Group	4,267,645	28,991
	GPT Group	7,977,551	28,204
	Mirvac Group	16,469,190	26,126
	LendLease Group	2,357,747	24,153
	Investa Office Fund	2,731,937	8,799
	Charter Hall Group	1,833,376	6,542
	Shopping Centres
	Australasia Property
	Group	3,209,890	5,332
	Aveo Group	2,004,071	4,891
	BWP Trust	2,152,705	4,855
	Charter Hall Retail REIT	1,521,252	4,790
	Cromwell Property Group	5,800,465	4,011
	Abacus Property Group	1,248,349	2,652
	ALE Property Group	797,764	2,613
	National Storage REIT	2,136,738	2,352
	Gateway Lifestyle	1,236,176	2,175
^	Growthpoint Properties
	Australia Ltd.	894,295	2,110
	Folkestone Education
	Trust	939,813	1,772
	GDI Property Group	2,179,828	1,609
^	Arena REIT	977,738	1,441
	Ingenia Communities
	Group	694,431	1,437
^	Hotel Property
	Investments	609,565	1,307
*	Servcorp Ltd.	213,819	1,290
	Astro Japan Property
	Group	237,527	1,221
	Peet Ltd.	1,642,282	1,186
^,*	Generation Healthcare
	REIT	642,896	922

	Villa World Ltd.	522,212	905
	Industria REIT	551,046	894
	Cedar Woods
	Properties Ltd.	239,025	816
	Sunland Group Ltd.	578,453	667
^	360 Capital Group Ltd.	809,216	582
	360 Capital Office Fund	273,972	454
	Aspen Group	450,583	383
			411,835
Austria (0.8%)
	IMMOFINANZ AG	3,903,901	8,402
	BUWOG AG	314,191	7,594
	Conwert Immobilien
	Invest SE	353,060	6,263
	CA Immobilien
	Anlagen AG	324,905	5,895
	Atrium European
	Real Estate Ltd.	750,587	3,211
	S IMMO AG	242,760	2,605
*	UBM Development AG	16,427	557
			34,527
Belgium (0.8%)
	Cofinimmo SA	89,970	10,534
	Befimmo SA	101,607	5,922
	Warehouses De Pauw CVA	62,844	5,790
*	Aedifica SA	63,578	5,274
	Retail Estates NV	25,987	2,171
	Intervest Offices
	& Warehouses NV	54,250	1,439
*	Montea SCA	26,838	1,329
	Wereldhave Belgium NV	8,750	1,095
	Xior Student Housing NV	15,258	601
			34,155
Brazil (0.6%)
	Multiplan Empreendimentos
	Imobiliarios SA	542,750	10,908
*	BR Malls Participacoes
	SA	2,317,414	9,278
	Iguatemi Empresa de
	Shopping Centers SA	372,186	3,516

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Aliansce Shopping
	Centers SA	250,405	1,316
	BR Properties SA	393,353	1,059
	Sonae Sierra Brasil SA	95,683	575
*	Aliansce Shopping
	Centers SA Receipts	74,632	396
*	JHSF Participacoes SA	131,500	72
			27,120
Canada (2.5%)
	RioCan REIT	707,428	13,755
	H&R REIT	616,126	10,478
	First Capital Realty Inc.	614,869	9,805
^	Smart REIT	282,090	7,035
^	Canadian Apartment
	Properties REIT	293,467	6,415
	Canadian REIT	159,329	5,486
	Allied Properties REIT	187,216	5,033
	Cominar REIT	393,950	4,365
^	Boardwalk REIT	102,147	3,748
	Granite REIT	104,705	3,294
	Tricon Capital Group Inc.	469,709	3,061
^	Dream Office REIT	238,998	2,978
	Morguard Corp.	23,085	2,900
^	Artis REIT	329,995	2,883
^	Milestone Apartments
	REIT	166,425	2,238
^	Pure Industrial
	Real Estate Trust	530,830	2,129
^	Crombie REIT	193,698	1,954
^	Choice Properties REIT	196,907	1,935
^	Dream Global REIT	277,031	1,884
^	CT REIT	143,421	1,572
^	Northview Apartment REIT	98,359	1,462
	Morguard REIT	119,153	1,350
^	Killam Apartment REIT	142,983	1,264
^,*	DREAM Unlimited Corp.
	Class A	233,206	1,201
^	NorthWest Healthcare
	Properties REIT	149,579	1,171
^	Brookfield Canada
	Office Properties	58,881	1,165
^	InterRent REIT	150,116	826
	Plaza Retail REIT	200,896	759
	Slate Retail REIT	66,202	684
	Dream Industrial REIT	118,038	668
	Morguard North American
	Residential REIT	60,242	557
	Slate Office REIT	87,715	544
	Agellan Commercial REIT	60,146	479
	Melcor Developments Ltd.	51,374	475
*	Mainstreet Equity Corp.	18,005	436
	OneREIT	164,483	433
			106,422
Chile (0.2%)
	Parque Arauco SA	2,761,445	6,848

China (7.5%)
	China Overseas Land
	& Investment Ltd.	18,960,710	58,207
	China Resources
	Land Ltd.	12,012,446	29,833
	Country Garden
	Holdings Co. Ltd.	35,525,163	18,436
	China Vanke Co. Ltd.	5,841,754	15,247
	Fullshare Holdings Ltd.	24,520,500	13,675
*	China Evergrande
	Group	15,807,921	10,405
	Longfor Properties
	Co. Ltd.	5,449,208	7,233
	Shimao Property
	Holdings Ltd.	5,219,164	6,962
	Guangzhou R&F
	Properties Co. Ltd.	4,512,209	6,359
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	4,033,277	6,279
	Shenzhen
	Investment Ltd.	13,346,201	5,817
	Sino-Ocean Group
	Holding Ltd.	13,355,329	5,547
	Sunac China
	Holdings Ltd.	8,017,378	5,472
^,*	Zall Group Ltd.	7,535,574	5,136
^,2	Red Star Macalline
	Group Corp. Ltd.	4,722,800	5,083
	China Jinmao Holdings
	Group Ltd.	18,221,054	5,024
	Future Land Holdings
	Co. Ltd. Class A	2,878,159	4,742
	SOHO China Ltd.	8,322,545	4,291
	Yuexiu Property Co. Ltd.	27,551,094	4,036
^	Shui On Land Ltd.	15,344,038	3,795
^,*	Goldin Properties
	Holdings Ltd.	5,727,010	3,679
	Agile Group
	Holdings Ltd.	6,619,409	3,669
	KWG Property
	Holding Ltd.	6,067,158	3,511
	CIFI Holdings Group
	Co. Ltd.	11,928,000	3,509
*	China Logistics Property
	Holdings Co. Ltd.	6,776,000	3,244
^	China South City
	Holdings Ltd.	14,242,111	3,151
^,*	Carnival Group
	International
	Holdings Ltd.	24,693,514	2,930
	Yuexiu REIT	4,827,516	2,769
^,*	Poly Property Group
	Co. Ltd.	8,622,848	2,726

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Hopson Development
	Holdings Ltd.	2,984,710	2,691
	K Wah International
	Holdings Ltd.	4,947,338	2,675
	Logan Property
	Holdings Co. Ltd.	5,697,984	2,285
*	Greentown China
	Holdings Ltd.	2,694,314	2,197
^,*	China Oceanwide
	Holdings Ltd.	20,584,000	2,094
	Powerlong Real Estate
	Holdings Ltd.	6,037,139	2,049
	Yuzhou Properties
	Co. Ltd.	5,433,000	2,016
	China SCE Property
	Holdings Ltd.	6,473,766	1,977
*	Renhe Commercial
	Holdings Co. Ltd.	72,271,484	1,871
	Shanghai Jinqiao Export
	Processing Zone
	Development Co.
	Ltd. Class B	1,195,134	1,814
	Shanghai Industrial
	Urban Development
	Group Ltd.	6,342,799	1,607
2	Sunshine 100 China
	Holdings Ltd.	3,745,000	1,589
^	Spring REIT	3,685,000	1,553
^	LVGEM China Real
	Estate Investment
	Co. Ltd.	4,824,000	1,511
*	China Overseas Grand
	Oceans Group Ltd.	4,049,386	1,487
*	Glorious Property
	Holdings Ltd.	12,335,036	1,478
	Beijing Capital Land Ltd.	3,835,034	1,471
	C C Land Holdings Ltd.	5,531,000	1,469
^	China Aoyuan Property
	Group Ltd.	6,165,000	1,450
*,2	Redco Properties
	Group Ltd.	3,624,000	1,308
^	Future Land
	Development
	Holdings Ltd.	7,126,000	1,289
	Tian An China
	Investment Co. Ltd.	2,384,761	1,272
	Gemdale Properties
	& Investment Corp.
	Ltd.	18,676,000	1,229
*	Beijing Enterprises
	Medical & Health
	Group Ltd.	20,268,000	1,173
*	Sinolink Worldwide
	Holdings Ltd.	9,776,643	1,143
	Optics Valley Union
	Holding Co. Ltd.	10,552,000	1,126

	Times Property
	Holdings Ltd.	2,428,000	1,126
	Shanghai Shibei Hi-Tech
	Co. Ltd. Class B	1,015,000	1,112
*	Ronshine China
	Holdings Ltd.	1,389,000	1,105
	Guorui Properties Ltd.	3,240,000	1,082
*	Mingfa Group
	International Co. Ltd.	4,231,908	1,031
	Beijing North Star
	Co. Ltd.	2,994,000	1,007
	Road King
	Infrastructure Ltd.	1,074,000	911
	Xinyuan Real Estate
	Co. Ltd. ADR	166,153	896
	Nam Tai Property Inc.	108,961	883
^,*	Greenland Hong Kong
	Holdings Ltd.	3,439,000	881
*	Crown International
	Corp. Ltd.	3,270,000	831
	Fantasia Holdings
	Group Co. Ltd.	6,352,443	825
2	China Vast Industrial
	Urban Development
	Co. Ltd.	2,017,000	819
	China Merchants
	Land Ltd.	5,230,000	740
^	Hydoo International
	Holding Ltd.	7,242,000	724
^,*	China New Town
	Development Co. Ltd.	13,763,700	691
^,*	Ping An Securities
	Group Holdings Ltd.	53,420,000	656
*	China Minsheng Drawin
	Technology Group Ltd.	15,400,000	644
*	SRE Group Ltd.	21,628,000	634
*	Wuzhou International
	Holdings Ltd.	6,056,000	625
*	Shanghai Huili Building
	Materials Co. Ltd.
	Class B	363,700	617
^	Central China Real
	Estate Ltd.	2,792,000	610
*	China New City
	Commercial
	Development Ltd.	2,064,000	579
*	EverChina International
	Holdings Co. Ltd.	11,089,331	577
*	Greattown Holdings
	Ltd. Class B	643,800	522
^,*	Zhuguang Holdings
	Group Co. Ltd.	3,088,000	466
^,*	Shanghai Zendai
	Property Ltd.	21,210,000	418
*	Guangdong Land
	Holdings Ltd.	1,780,000	374

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Beijing Properties
	Holdings Ltd.	7,442,000	364
*	Shenzhen Wongtee
	International Enterprise
	Co. Ltd. Class B	519,100	362
*	Wanda Hotel
	Development Co. Ltd.	2,812,741	278
	Lai Fung Holdings Ltd.	12,141,000	262
	Top Spring International
	Holdings Ltd.	733,500	220
	Tian Shan Development
	Holding Ltd.	374,000	137
			317,600
Denmark (0.0%)
^,*	TK Development A/S	312,715	414

Egypt (0.2%)
	Talaat Moustafa Group	4,641,392	2,960
*	Medinet Nasr Housing	1,033,284	1,622
*	Six of October
	Development
	& Investment	990,968	1,462
	Palm Hills Developments
	SAE	5,275,893	1,359
	Heliopolis Housing	134,738	886
*	Emaar Misr for
	Development SAE	2,954,599	714
*	United Housing
	& Development	89,000	69
			9,072
Finland (0.2%)
	Sponda Oyj	941,497	4,457
	Citycon Oyj	1,662,033	3,895
	Technopolis Oyj	543,194	1,878
			10,230
France (5.3%)
	Unibail-Rodamco SE	441,269	104,742
	Klepierre	921,522	37,661
	Gecina SA	179,048	26,106
	Fonciere Des Regions	218,410	19,088
	ICADE	200,310	14,385
	Nexity SA	167,756	8,423
*	Fonciere de Paris SIIC	42,210	6,134
	Mercialys SA	245,140	5,078
	Altarea SCA	11,573	2,211
	Fonciere des Murs SCA	16,765	487
	ANF Immobilier	12,873	289
	Affine SA	448	7
			224,611
Germany (4.8%)
	Vonovia SE	2,070,185	72,985
	Deutsche Wohnen AG	1,493,823	48,806
	LEG Immobilien AG	278,974	23,532
	TAG Immobilien AG	649,055	8,655

	Deutsche EuroShop AG	199,195	8,609
	Grand City Properties SA	464,740	8,175
	alstria office REIT-AG	459,635	5,929
	TLG Immobilien AG	263,715	5,529
2	ADO Properties SA	133,185	4,868
*	PATRIZIA Immobilien AG	180,511	3,737
	Hamborner REIT AG	358,511	3,538
	VIB Vermoegen AG	119,323	2,617
	DIC Asset AG	216,408	2,077
^,*	WCM Beteiligungs
	& Grundbesitz-AG	516,418	1,526
^,*	ADLER Real Estate AG	99,289	1,457
			202,040
Greece (0.1%)
	Grivalia Properties
	REIC AE	174,606	1,345
*	LAMDA Development SA	186,890	1,012
			2,357
Hong Kong (13.3%)
	Sun Hung Kai
	Properties Ltd.	7,073,441	105,332
	Cheung Kong Property
	Holdings Ltd.	12,301,875	90,944
	Link REIT	9,982,089	71,012
	Wharf Holdings Ltd.	5,331,000	39,970
	Hongkong Land
	Holdings Ltd.	5,228,612	35,012
	Henderson Land
	Development Co. Ltd.	5,493,320	32,494
	New World
	Development Co. Ltd.	23,535,000	29,260
	Sino Land Co. Ltd.	13,506,605	22,933
	Wheelock & Co. Ltd.	3,524,652	21,691
	Hang Lung
	Properties Ltd.	9,199,932	20,232
	Hang Lung Group Ltd.	3,812,103	14,582
	Swire Properties Ltd.	4,679,600	13,438
	Hysan
	Development Co. Ltd.	2,745,655	12,672
	Kerry Properties Ltd.	2,697,332	8,541
	Champion REIT	9,524,512	5,410
	Great Eagle
	Holdings Ltd.	1,086,697	4,821
	Chinese Estates
	Holdings Ltd.	2,164,452	3,917
	Sunlight REIT	4,515,400	2,793
	Prosperity REIT	5,299,649	2,289
	Joy City Property Ltd.	15,846,030	2,235
*	Wang On Properties Ltd.	1,668,000	2,073
^	Yida China Holdings Ltd.	4,570,000	1,872
	Far East Consortium
	International Ltd.	4,119,000	1,686
*	HKR International Ltd.	3,077,282	1,479
	Kowloon Development
	Co. Ltd.	1,472,414	1,474

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	3,557,000	1,422
	Liu Chong Hing
	Investment Ltd.	930,000	1,310
	Lai Sun Development
	Co. Ltd.	51,532,953	1,054
^	Emperor International
	Holdings Ltd.	4,249,832	995
	Regal REIT	3,748,815	990
	SEA Holdings Ltd.	376,000	957
*	Jiayuan International
	Group Ltd.	2,048,000	822
	CSI Properties Ltd.	21,998,348	791
*	Chuang’s Consortium
	International Ltd.	3,488,000	762
	Soundwill Holdings Ltd.	397,500	721
	China Properties
	Investment
	Holdings Ltd.	19,533,600	424
*	Man Sang
	International Ltd.	4,688,000	392
	Wang On Group Ltd.	32,000,000	284
*	ZH International
	Holdings Ltd.	2,370,000	63
*	Kingwell Group Ltd.	1,228,000	29
			559,178
India (0.4%)
	DLF Ltd.	1,882,495	4,252
	Oberoi Realty Ltd.	344,578	1,819
*	Indiabulls Real Estate Ltd.	1,215,071	1,598
*	Housing Development
	& Infrastructure Ltd.	1,230,719	1,535
	Prestige Estates
	Projects Ltd.	484,053	1,407
	Phoenix Mills Ltd.	242,272	1,369
*	Godrej Properties Ltd.	221,265	1,188
*	Unitech Ltd.	8,622,320	779
	Sobha Ltd.	165,145	691
	Mahindra Lifespace
	Developers Ltd.	84,255	537
	Omaxe Ltd.	193,009	489
			15,664
Indonesia (1.0%)
	Bumi Serpong Damai
	Tbk PT	41,064,027	6,813
	Ciputra Development
	Tbk PT	47,281,799	5,722
	Pakuwon Jati Tbk PT	102,813,028	5,673
	Lippo Karawaci Tbk PT	81,024,100	5,605
	Summarecon Agung
	Tbk PT	39,813,800	5,029
	Hanson International
	Tbk PT	256,132,200	2,745

*	PP Properti Tbk PT	21,613,400	2,240
*	Alam Sutera Realty
	Tbk PT	51,144,597	1,756
*	Kawasan Industri
	Jababeka Tbk PT	73,722,083	1,695
	Intiland Development
	Tbk PT	28,506,851	1,257
*	Modernland Realty
	Tbk PT	37,306,000	1,047
	Ciputra Surya Tbk PT	3,187,120	744
*	Lippo Cikarang Tbk PT	1,583,900	734
	Ciputra Property Tbk PT	12,217,683	712
*	Sentul City Tbk PT	91,662,600	640
	Puradelta Lestari
	Tbk PT	30,354,200	591
*	Agung Podomoro
	Land Tbk PT	22,535,400	497
	Bekasi Fajar Industrial
	Estate Tbk PT	19,500,682	465
*	Bakrieland Development
	Tbk PT	48,597,400	186
			44,151
Ireland (0.3%)
	Green REIT plc	3,030,989	4,526
	Hibernia REIT plc	3,052,645	4,299
	Irish Residential
	Properties REIT plc	1,557,961	2,009
			10,834
Israel (0.8%)
	Azrieli Group Ltd.	161,642	6,881
	Gazit-Globe Ltd.	425,928	3,847
	Alony Hetz Properties
	& Investments Ltd.	433,773	3,729
	Melisron Ltd.	78,750	3,346
*	Airport City Ltd.	265,234	2,883
	Reit 1 Ltd.	736,805	2,220
	Amot Investments Ltd.	496,870	2,073
	Norstar Holdings Inc.	74,256	1,259
*	Summit Real Estate
	Holdings Ltd.	200,231	1,162
*	Jerusalem Economy Ltd.	488,181	1,103
	Sella Capital Real
	Estate Ltd.	619,059	1,081
	Big Shopping Centers Ltd.	15,989	1,074
	Africa Israel Properties Ltd.	56,107	965
	Blue Square Real
	Estate Ltd.	22,519	914
	Alrov Properties and
	Lodgings Ltd.	36,472	780
	Property & Building
	Corp. Ltd.	9,286	766
*	ADO Group Ltd.	44,165	569
*	Africa Israel
	Investments Ltd.	259,759	75
			34,727

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Italy (0.1%)
	Beni Stabili SpA SIIQ	4,538,517	2,646
	Immobiliare Grande
	Distribuzione SIIQ SPA	1,521,045	1,172
*	Prelios SPA	1,827,926	167
			3,985
Japan (23.4%)
	Mitsubishi Estate
	Co. Ltd.	6,178,845	122,803
	Mitsui Fudosan Co. Ltd.	4,407,057	100,366
	Daiwa House Industry
	Co. Ltd.	2,959,774	81,236
	Daito Trust Construction
	Co. Ltd.	346,600	58,083
	Sumitomo Realty
	& Development
	Co. Ltd.	2,117,367	55,657
	Nippon Building Fund Inc.	6,281	37,323
	Japan Real Estate
	Investment Corp.	5,535	32,052
	Nomura Real Estate
	Master Fund Inc.	18,529	30,076
	Japan Retail Fund
	Investment Corp.	11,342	25,803
	United Urban
	Investment Corp.	13,121	22,188
	Hulic Co. Ltd.	2,148,512	20,457
	Nippon Prologis REIT Inc.	8,188	18,531
	Orix JREIT Inc.	10,766	18,442
	Japan Prime Realty
	Investment Corp.	3,880	16,756
	Daiwa House REIT
	Investment Corp.	6,018	16,316
	Advance Residence
	Investment Corp.	5,781	16,181
	GLP J-Reit	12,621	15,816
	Activia Properties Inc.	2,670	12,956
	Tokyu Fudosan
	Holdings Corp.	2,278,156	12,841
	Tokyo Tatemono Co. Ltd.	964,383	12,250
	Japan Hotel REIT
	Investment Corp.	16,666	11,244
	Kenedix Office
	Investment Corp.	1,806	10,183
	Nippon Accommodations
	Fund Inc.	2,158	9,820
	Frontier Real Estate
	Investment Corp.	2,058	9,680
	Nomura Real Estate
	Holdings Inc.	562,729	9,503
^	Mori Hills REIT
	Investment Corp.	6,225	8,777
	Japan Logistics Fund Inc.	3,926	8,539
^	Daiwa Office
	Investment Corp.	1,459	8,241

^	Industrial & Infrastructure
	Fund Investment Corp.	1,561	8,219
	Japan Excellent Inc.	5,787	8,096
	Leopalace21 Corp.	1,188,750	7,729
	Aeon Mall Co. Ltd.	506,683	7,525
	Hulic Reit Inc.	4,206	7,361
	Invincible Investment Corp.	14,377	6,970
	Mori Trust Sogo Reit Inc.	4,288	6,899
	Premier Investment Corp.	4,985	6,426
	AEON REIT
	Investment Corp.	4,775	5,791
	Tokyu REIT Inc.	4,348	5,734
	Fukuoka REIT Corp.	3,285	5,701
^	Sekisui House SI
	Residential Investment
	Corp.	4,913	5,695
	Japan Rental Housing
	Investments Inc.	7,353	5,690
	LaSalle Logiport REIT	4,838	5,133
	Sekisui House Reit Inc.	3,639	4,920
	Comforia Residential
	REIT Inc.	2,140	4,806
	Ichigo Office REIT
	Investment	6,809	4,589
	Kenedix Residential
	Investment Corp.	1,568	4,454
	NIPPON REIT
	Investment Corp.	1,763	4,445
	NTT Urban
	Development Corp.	483,200	4,442
	Kenedix Retail REIT Corp.	1,764	4,258
^	Hoshino Resorts REIT Inc.	722	4,233
	Hankyu Reit Inc.	2,670	3,802
	MCUBS MidCity
	Investment Corp.	1,116	3,629
	TOC Co. Ltd.	400,829	3,622
	Heiwa Real Estate
	REIT Inc.	4,463	3,378
	Global One Real Estate
	Investment Corp.
	Class A	871	3,288
^	Invesco Office J-Reit Inc.	3,653	2,954
	Daikyo Inc.	1,351,050	2,899
*	Mitsui Fudosan
	Logistics Park Inc.	817	2,602
	Takara Leben Co. Ltd.	375,952	2,550
	Unizo Holdings Co. Ltd.	81,300	2,266
	Daibiru Corp.	256,457	2,228
	Heiwa Real Estate Co. Ltd.	148,632	2,115
^	SIA Reit Inc.	418	1,479
	Goldcrest Co. Ltd.	77,140	1,402
^	Ichigo Hotel REIT
	Investment Corp.	1,055	1,201
	Keihanshin Building
	Co. Ltd.	202,300	1,056

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	Starts Proceed
	Investment Corp.	681	1,026
^	Samty Residential
	Investment Corp.	1,249	975
	Tosei Corp.	129,500	969
^	Star Asia Investment Corp.	1,091	918
^	Shinoken Group Co. Ltd.	50,000	905
	Sun Frontier Fudousan
	Co. Ltd.	94,000	896
^	Japan Property
	Management
	Center Co. Ltd.	52,300	698
^	Nippon Commercial
	Development Co. Ltd.	38,800	679
^	Tosei Reit Investment
	Corp.	664	662
	Tokyo Rakutenchi Co. Ltd.	135,000	647
^	SAMTY Co. Ltd.	61,400	639
*	Ardepro Co. Ltd.	604,600	627
	Airport Facilities Co. Ltd.	110,700	604
^	Nippon Healthcare
	Investment Corp.	330	558
*	Health Care & Medical
	Investment Corp.	532	553
^	Japan Senior Living
	Investment Corp.	360	494
*	Arealink Co. Ltd.	41,500	473
	Tokyo Theatres Co. Inc.	354,017	408
			984,438
Malaysia (0.7%)
	IOI Properties
	Group Bhd.	6,807,716	3,967
	KLCCP Stapled Group	1,443,370	2,746
	Sunway Bhd.	3,395,385	2,525
	IGB REIT	5,880,000	2,270
	Sunway REIT	5,113,434	2,244
	SP Setia Bhd Group	2,353,860	1,967
	Mah Sing Group Bhd.	5,366,225	1,955
	Capitaland Malaysia
	Mall Trust	4,087,800	1,561
	UEM Sunrise Bhd.	5,386,765	1,436
*	Eco World Development
	Group Bhd.	3,664,900	1,187
	Eastern & Oriental Bhd.	3,169,156	1,186
	Pavilion REIT	2,658,000	1,113
	UOA Development Bhd.	1,722,700	1,057
	Matrix Concepts
	Holdings Bhd.	1,695,483	1,047
	Axis REIT	2,406,100	987
*	YNH Property Bhd.	1,724,359	642
	LBS Bina Group Bhd.	1,158,900	481
*	KSL Holdings Bhd.	1,802,900	477
	Tropicana Corp. Bhd.	1,710,146	414
	IGB Corp. Bhd.	126,100	75

*	Eco World Development
	Group Bhd Warrants 2
	Exp. 03/26/2022	450,320	43
*	Eastern & Oriental Bhd
	Warrants Exp.
	07/21/2019	438,840	18
*	Matrix Concepts Holdings
	Bhd. Warrants Exp.
	07/20/2020	133,683	14
*	Mah Sing Group Warrants
	Exp. 01/15/2026	264,345	8
*	Mah Sing Group Bhd.
	Warrants Exp.
	03/18/2018	156,256	7
			29,427
Mexico (1.2%)
	Fibra Uno Administracion
	SA de CV	11,737,012	22,398
	Concentradora Fibra
	Danhos SA de CV	4,214,015	7,716
	Macquarie Mexico Real
	Estate Management
	SA de CV	3,652,182	4,601
	PLA Administradora
	Industrial S de RL
	de CV	2,701,594	4,477
	Corp Inmobiliaria Vesta
	SAB de CV	2,324,770	3,518
	Prologis Property Mexico
	SA de CV	1,524,100	2,562
*	Grupo GICSA SA de CV	2,209,703	1,494
	Fibra Shop Portafolios
	Inmobiliarios SAPI
	de CV	1,646,718	1,382
	Concentradora Fibra
	Hotelera Mexicana
	SA de CV	1,435,238	1,128
	Asesor de Activos
	Prisma SAPI de CV	1,520,700	1,021
			50,297
Netherlands (0.6%)
	Eurocommercial
	Properties NV	214,461	9,124
	Wereldhave NV	178,951	8,010
	Vastned Retail NV	86,056	3,311
	NSI NV	622,090	2,441
	Brack Capital
	Properties NV	14,120	1,210
			24,096
New Zealand (0.6%)
	Kiwi Property Group Ltd.	5,795,709	6,077
	Goodman Property Trust	4,483,165	3,990
	Precinct Properties
	New Zealand Ltd.	4,472,750	3,984

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Argosy Property Ltd.	3,697,741	2,776
	Property for
	Industry Ltd.	2,026,065	2,320
	Vital Healthcare
	Property Trust	1,476,466	2,154
^	Stride Property Group	1,615,091	2,149
^,*	Investore Property Ltd.	924,437	1,007
			24,457
Norway (0.2%)
2	Entra ASA	345,217	3,701
	Olav Thon
	Eiendomsselskap ASA	136,270	2,679
	Norwegian Property ASA	975,139	1,271
	Selvaag Bolig ASA	181,004	884
			8,535
Philippines (1.5%)
	SM Prime Holdings Inc.	51,318,299	28,496
	Ayala Land Inc.	26,145,200	19,556
	Megaworld Corp.	55,861,000	4,630
	Robinsons Land Corp.	7,100,150	4,539
*	DoubleDragon
	Properties Corp.	2,645,990	3,045
	Vista Land
	& Lifescapes Inc.	18,961,278	2,047
	Filinvest Land Inc.	44,943,000	1,637
	Belle Corp.	17,410,800	1,049
			64,999
Poland (0.0%)
^,*	Globe Trade Centre SA	850,784	1,740
	Echo Investment SA	160,767	215
			1,955
Qatar (0.2%)
	United Development
	Co. QSC	762,880	4,180
	Barwa Real Estate Co.	437,612	3,833
*	Mazaya Qatar Real
	Estate Development
	QSC	237,537	821
			8,834
Russia (0.1%)
	LSR Group PJSC GDR	893,843	2,527
	Etalon Group Ltd. GDR	369,499	1,055
			3,582
Singapore (5.8%)
	CapitaLand Ltd.	11,482,838	25,468
	CapitaLand Mall Trust	11,962,534	17,826
	Ascendas REIT	10,384,561	17,697
	Global Logistic
	Properties Ltd.	13,125,831	16,702
	City Developments Ltd.	2,741,990	16,695
	Suntec REIT	11,259,027	13,599
	CapitaLand Commercial
	Trust	9,459,282	10,704
	UOL Group Ltd.	2,617,378	10,645

	Mapletree Commercial
	Trust	7,832,633	8,609
^	Fortune REIT	6,074,861	7,360
	Mapletree Industrial
	Trust	5,287,234	6,539
	Keppel REIT	7,969,015	6,250
	Mapletree Greater China
	Commercial Trust	8,043,142	6,016
	Mapletree Logistics
	Trust	6,790,029	5,051
	Frasers Centrepoint
	Trust	2,533,541	3,790
	Starhill Global REIT	6,010,968	3,521
	Ascott Residence Trust	4,107,655	3,354
	CapitaLand Retail
	China Trust	3,079,486	3,314
	Parkway Life REIT	1,764,055	3,246
*	Frasers Logistics
	& Industrial Trust	4,574,400	3,172
	CDL Hospitality Trusts	3,059,202	2,950
	Yanlord Land Group Ltd.	2,938,904	2,925
	Frasers Commercial
	Trust	2,609,367	2,559
	AIMS AMP Capital
	Industrial REIT	2,522,776	2,504
^	Keppel DC REIT	2,718,300	2,434
^	SPH REIT	3,400,900	2,386
	Lippo Malls Indonesia
	Retail Trust	8,504,206	2,382
	Ascendas India Trust	3,057,166	2,350
	Cache Logistics Trust	3,805,805	2,272
	Wing Tai Holdings Ltd.	1,832,610	2,233
	First REIT	2,293,454	2,201
*	Manulife US REIT	2,530,400	2,124
	Croesus Retail Trust	3,349,700	2,071
^	Yoma Strategic
	Holdings Ltd.	4,862,618	2,059
	OUE Hospitality Trust	4,172,600	2,041
	Ascendas Hospitality
	Trust	3,751,700	1,997
^	Sinarmas Land Ltd.	5,682,700	1,961
	Cambridge Industrial
	Trust	4,677,509	1,898
^	United Industrial
	Corp. Ltd.	877,388	1,716
	Frasers Centrepoint Ltd.	1,549,300	1,654
^	GuocoLand Ltd.	1,183,077	1,631
	Far East Hospitality
	Trust	3,776,496	1,612
	Soilbuild Business
	Space REIT	3,221,460	1,565
^	Wheelock Properties
	Singapore Ltd.	1,297,869	1,391
	Ho Bee Land Ltd.	818,103	1,253
	Perennial Real Estate
	Holdings Ltd.	1,903,577	1,149

19

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Sabana Shari’ah Compliant
	Industrial REIT	2,936,060	1,098
	OUE Commercial REIT	2,163,900	1,081
^,*	Ying Li International
	Real Estate Ltd.	4,365,000	508
*	Keppel DC REIT Rights
	Exp. 01/07/2016	744,814	48
			245,611
South Africa (1.8%)
	Growthpoint
	Properties Ltd.	10,151,110	18,929
	Redefine
	Properties Ltd.	20,247,803	17,326
	Resilient REIT Ltd.	1,455,075	12,037
	Hyprop
	Investments Ltd.	958,163	8,502
*	Attacq Ltd.	3,066,484	3,900
	Vukile Property Fund Ltd.	2,600,038	3,546
	SA Corporate Real Estate
	Fund Nominees
	Pty Ltd.	7,803,114	3,191
*	Arrowhead
	Properties Ltd.	4,007,983	2,589
	Emira Property
	Fund Ltd.	2,023,437	2,093
	Rebosis Property
	Fund Ltd.	1,693,627	1,437
	Octodec
	Investments Ltd.	808,714	1,298
	Delta Property Fund Ltd.	2,165,978	1,232
	MAS Real Estate Inc.	629,632	967
	Balwin Properties Ltd.	1,441,955	739
*	Hospitality Property
	Fund Ltd. Class B	24,739	24
			77,810
South Korea (0.0%)
^	SK D&D Co. Ltd.	21,312	861
^	Dongwon Development
	Co. Ltd.	189,529	756
			1,617
Spain (0.9%)
	Merlin Properties
	Socimi SA	1,434,564	16,096
	Inmobiliaria Colonial SA	1,179,079	8,314
	Hispania Activos
	Inmobiliarios
	SOCIMI SA	482,795	5,929
	Axiare Patrimonio
	SOCIMI SA	258,987	3,680
	Lar Espana Real Estate
	Socimi SA	411,167	2,951
^,*	Realia Business SA	705,481	682
			37,652

Sweden (2.1%)
	Castellum AB	1,213,732	16,446
	Fabege AB	624,890	10,554
*	Fastighets AB Balder
	Class B	400,563	9,098
	Hufvudstaden AB Class A	523,177	8,097
	Wallenstam AB	977,811	7,532
	Hemfosa Fastigheter AB	702,846	6,608
	Wihlborgs Fastigheter AB	307,386	5,958
	Kungsleden AB	696,049	4,389
	Atrium Ljungberg AB	217,438	3,378
	Sagax AB Class B	324,170	2,861
	Klovern AB B Shares	2,052,081	2,165
*	D Carnegie & Co.
	AB Class B	161,321	1,813
	Dios Fastigheter AB	220,400	1,468
	Victoria Park AB	560,737	1,385
	Catena AB	69,998	1,021
	Platzer Fastigheter
	Holding AB Class B	171,531	992
	NP3 Fastigheter AB	188,303	964
*	Magnolia Bostad AB	69,451	802
*	Tribona AB	129,122	606
	FastPartner AB	28,279	452
			86,589
Switzerland (1.6%)
	Swiss Prime Site AG	317,412	26,326
	PSP Swiss Property AG	179,432	16,055
	Allreal Holding AG	63,796	9,389
	Mobimo Holding AG	27,442	6,603
	Intershop Holding AG	6,149	3,140
	Zug Estates Holding AG
	Class B	1,134	1,895
	Hiag Immobilien
	Holding AG	12,238	1,276
*	Investis Holding SA	12,083	698
			65,382
Taiwan (0.7%)
	Highwealth Construction
	Corp.	3,950,149	5,850
*	Ruentex Development
	Co. Ltd.	4,043,579	4,667
	Huaku Development
	Co. Ltd.	1,063,554	1,872
	Prince Housing
	& Development Corp.	4,792,478	1,518
	Chong Hong
	Construction Co. Ltd.	869,497	1,428
	Farglory Land
	Development Co. Ltd.	1,175,631	1,351
	Cathay No 1 REIT	2,257,310	1,191
	Cathay Real Estate
	Development Co. Ltd.	2,151,100	1,103
	Shin Kong No.1 REIT	2,144,000	952

20

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Hung Sheng
	Construction Ltd.	1,711,000	923
	Taiwan Land
	Development Corp.	2,881,450	900
*	Radium Life Tech
	Co. Ltd.	2,950,947	837
	Hung Poo Real Estate
	Development Corp.	939,194	772
	Kindom Construction
	Corp.	1,564,000	770
	Huang Hsiang
	Construction Corp.	579,000	708
	Kuoyang Construction
	Co. Ltd.	1,647,665	648
	KEE TAI Properties
	Co. Ltd.	1,886,869	603
*	Shining Building
	Business Co. Ltd.	1,642,971	519
	Cathay No 2 REIT	1,033,000	514
	Pacific Construction Co.	784,000	279
	Advancetek
	Enterprise Co. Ltd.	53,000	30
			27,435
Thailand (1.2%)
*	Central Pattana PCL	5,985,700	9,512
	CPN Retail Growth
	Leasehold Property
	Fund	7,258,610	4,254
	Tesco Lotus Retail
	Growth Freehold
	& Leasehold
	Property Fund	7,986,086	4,172
*	Land & Houses PCL	15,502,400	4,063
	Samui Airport Property
	Fund Leasehold	2,967,975	2,245
*	Pruksa Real Estate PCL	3,187,700	2,101
*	WHA Corp. PCL
	(Foreign)	22,319,630	2,101
*	Supalai PCL	2,709,705	1,888
*	Bangkok Land PCL	39,225,400	1,770
*	IMPACT Growth REIT	3,127,700	1,393
*	Quality Houses PCL	19,279,200	1,376
*	Golden Ventures
	Leasehold REIT	2,646,900	1,120
*	U City PCL	1,209,459,100	1,037
*	Ananda Development
	PCL	6,594,800	928
*	LPN Development PCL	2,447,500	798
	TICON Property Fund	2,678,900	774
*	Singha Estate PCL	5,474,800	734
*	Amata Corp. PCL	2,149,500	711
	Sansiri PCL	14,694,200	696
^	TICON Industrial
	Connection PCL NVDR	1,609,280	683

*	CP Tower Growth
	Leasehold Property
	Fund	1,497,400	663
*	Siam Future
	Development PCL	3,772,367	652
*	Platinum Group PCL	3,319,400	625
*	AP Thailand PCL	2,878,050	583
*	Country Group
	Development PCL	15,806,100	460
^,*	WHA Corp. PCL	4,759,678	448
*	Property Perfect PCL	12,008,800	343
*	MBK PCL	743,220	312
	Asian Property
	Development PCL
	(Foreign)	1,513,270	307
*	SC Asset Corp. PCL	3,071,925	303
	Univentures PCL
	(Foreign)	1,577,100	261
*	Sansiri PCL (Local)	5,418,200	257
	SC Asset Corp. PCL
	(Foreign)	2,526,712	250
	TICON Industrial
	Connection PCL
	(Foreign)	578,993	246
*	Rojana Industrial
	Park PCL	1,700,812	226
^	Rojana Industrial
	Park PCL NVDR	1,541,382	205
	Bangkok Land PCL
	(Foreign)	4,269,495	193
	Sansiri PCL (Foreign)	4,060,798	192
*	Univentures PCL	1,067,500	177
^	Land & Houses PCL
	(Foreign)	481,300	126
^	Singha Estate PCL
	(Foreign)	933,364	125
^	SC Asset Corp. PCL
	NVDR	831,300	82
	Property Perfect PCL
	(Foreign)	2,742,000	78
	Rojana Industrial Park
	PCL (Foreign)	481,328	64
*	TICON Industrial
	Connection PCL	98,400	42
*	WHA Corp. PCL Warrants
	Exp. 12/31/2019	108,341	25
*	Sansiri PCL (Foreign)
	Warrants Exp.
	11/24/2017	3,159,666	11
	Sansiri PCL NVDR
	Warrants Exp.
	11/24/2017	2,936,700	10
*	Raimon Land PCL
	Warrants Exp.
	06/14/2018	1,271,475	—
			49,622

21

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Turkey (0.3%)
	Emlak Konut Gayrimenkul
	Yatirim Ortakligi AS	8,625,296	8,813
	Is Gayrimenkul Yatirim
	Ortakligi AS	2,049,595	1,042
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	336,025	533
	Saf Gayrimenkul Yatirim
	Ortakligi AS	1,154,444	317
			10,705
United Arab Emirates (1.3%)
	Emaar Properties PJSC	15,425,709	29,210
	Aldar Properties PJSC	13,828,648	9,899
	Emaar Malls PJSC	8,583,491	5,996
	DAMAC Properties
	Dubai Co. PJSC	7,448,440	4,448
*	Eshraq Properties Co.
	PJSC	4,734,595	1,016
*	Deyaar Development
	PJSC	6,299,477	913
*	Union Properties PJSC	4,365,950	840
	RAK Properties PJSC	4,611,175	775
			53,097
United Kingdom (6.5%)
	Land Securities
	Group plc	3,558,832	43,456
	British Land Co. plc	4,545,998	32,547
	Hammerson plc	3,484,382	23,441
	Segro plc	3,678,704	19,703
	Derwent London plc	492,342	14,560
	Shaftesbury plc	1,234,445	13,849
	Intu Properties plc	4,002,493	13,489
	Capital & Counties
	Properties plc	3,342,978	11,789
	Great Portland
	Estates plc	1,527,982	11,087
	Tritax Big Box REIT plc	4,907,849	8,165
	UNITE Group plc	985,501	6,676
	Big Yellow Group plc	659,260	5,578
	F&C Commercial
	Property Trust Ltd.	3,606,594	5,540
	Assura plc	7,253,622	5,225
	LondonMetric
	Property plc	2,790,423	5,091
	Grainger plc	1,849,906	5,008
	Hansteen Holdings plc	3,306,923	4,359
	Safestore Holdings plc	919,375	4,035
	Workspace Group plc	522,245	4,017
	NewRiver REIT plc	1,033,138	3,928

	Primary Health
	Properties plc	2,686,041	3,670
	Empiric Student
	Property plc	2,096,368	2,843
	St. Modwen
	Properties plc	845,471	2,830
	Redefine International plc	5,560,077	2,821
	UK Commercial Property
	Trust Ltd.	2,944,041	2,811
	Daejan Holdings plc	40,167	2,675
	Picton Property
	Income Ltd.	2,452,197	2,126
	Schroder REIT Ltd.	2,335,556	1,614
	Helical plc	487,898	1,579
	Capital & Regional plc	2,095,201	1,451
	Mucklow A & J Group plc	262,432	1,425
*	CLS Holdings plc	74,411	1,415
^,*	Raven Russia Ltd.	2,846,645	1,356
	Urban & Civic plc	473,312	1,143
	U & I Group plc	556,211	1,072
2	Regional REIT Ltd.	812,955	1,053
	McKay Securities plc	438,847	1,030
			274,457
Total Common Stocks
(Cost $4,376,453)			4,186,367

Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)
[3,4]	Vanguard Market
	Liquidity Fund,
	0.718%	951,203	95,130

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill,
	0.320%–0.340%, 12/8/16	1,100	1,100

5	United States Treasury Bill,
	0.360%, 1/12/17	400	399
			1,499
Total Temporary Cash Investments
(Cost $96,624)			96,629
Total Investments (101.7%)
(Cost $4,473,077)			4,282,996

22

Global ex-U.S. Real Estate Index Fund

Amount
($000)
Other Assets and Liabilities (-1.7%)
Other Assets
Investment in Vanguard	336
Receivables for Investment Securities Sold	597
Receivables for Accrued Income	12,003
Receivables for Capital Shares Issued	1,477
Other Assets	1,552
Total Other Assets	15,965
Liabilities
Payables for Investment Securities
Purchased	(4,624)
Collateral for Securities on Loan	(80,113)
Payables for Capital Shares Redeemed	(191)
Payables to Vanguard	(1,211)
Other Liabilities	(119)
Total Liabilities	(86,258)
Net Assets (100%)	4,212,703

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	4,470,877
Undistributed Net Investment Income	20,409
Accumulated Net Realized Losses	(87,958)
Unrealized Appreciation (Depreciation)
Investment Securities	(190,081)
Futures Contracts	(109)
Foreign Currencies	(435)
Net Assets	4,212,703

Amount
($000)
Investor Shares—Net Assets
Applicable to 2,765,697 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	59,042
Net Asset Value Per Share—
Investor Shares	$21.35

ETF Shares—Net Assets
Applicable to 67,775,790 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,615,983
Net Asset Value Per Share—
ETF Shares	$53.35

Admiral Shares—Net Assets
Applicable to 11,533,433 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	372,914
Net Asset Value Per Share—
Admiral Shares	$32.33

Institutional Shares—Net Assets
Applicable to 1,529,648 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	164,764
Net Asset Value Per Share—
Institutional Shares	$107.71

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $71,766,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $18,421,000, representing 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $80,113,000 of collateral received for securities on loan.
5 Securities with a value of $1,200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Dividends[1,2]	132,204
Interest[2]	52
Securities Lending—Net	2,846
Total Income	135,102
Expenses
The Vanguard Group—Note B
Investment Advisory Services	552
Management and Administrative—Investor Shares	162
Management and Administrative—ETF Shares	3,331
Management and Administrative—Admiral Shares	358
Management and Administrative—Institutional Shares	151
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—ETF Shares	272
Marketing and Distribution—Admiral Shares	38
Marketing and Distribution—Institutional Shares	5
Custodian Fees	846
Auditing Fees	41
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	197
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	5,975
Net Investment Income	129,127
Realized Net Gain (Loss)
Investment Securities Sold[2]	(31,174)
Futures Contracts	(963)
Foreign Currencies	414
Realized Net Gain (Loss)	(31,723)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,730
Futures Contracts	(109)
Foreign Currencies	(348)
Change in Unrealized Appreciation (Depreciation)	3,273
Net Increase (Decrease) in Net Assets Resulting from Operations	100,677
1 Dividends are net of foreign withholding taxes of $9,691,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $43,000, and ($36,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	129,127	105,492
Realized Net Gain (Loss)	(31,723)	15,715
Change in Unrealized Appreciation (Depreciation)	3,273	(229,808)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,677	(108,601)
Distributions
Net Investment Income
Investor Shares	(1,787)	(1,956)
ETF Shares	(110,683)	(91,740)
Admiral Shares	(11,538)	(11,597)
Institutional Shares	(5,506)	(7,070)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(129,514)	(112,363)
Capital Share Transactions
Investor Shares	1,259	10,627
ETF Shares	531,472	1,089,398
Admiral Shares	25,946	72,528
Institutional Shares	(2,165)	6,988
Net Increase (Decrease) from Capital Share Transactions	556,512	1,179,541
Total Increase (Decrease)	527,675	958,577
Net Assets
Beginning of Period	3,685,028	2,726,451
End of Period[1]	4,212,703	3,685,028
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $20,409,000 and $14,970,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.44	$22.63	$23.06	$21.04	$18.14
Investment Operations
Net Investment Income	. 655[1]	.683	. 944	.685[1]	.700[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(.088)	(1.103)	(.443)	2.321	2.995
Total from Investment Operations	.567	(.420)	.501	3.006	3.695
Distributions
Dividends from Net Investment Income	(. 657)	(.770)	(. 931)	(. 986)	(.795)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 657)	(.770)	(. 931)	(. 986)	(.795)
Net Asset Value, End of Period	$21.35	$21.44	$22.63	$23.06	$21.04

Total Return[3]	2.72%	-1.82%	2.41%	14.69%	21.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59	$58	$51	$156	$84
Ratio of Total Expenses to
Average Net Assets	0.35%	0.36%	0.37%	0.40%	0.45%
Ratio of Net Investment Income to
Average Net Assets	3.10%	2.97%	4.10%	2.95%	3.74%
Portfolio Turnover Rate [4]	7%	12%	8%	8%	10%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, and $.01.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$53.58	$56.54	$57.64	$52.60	$45.39
Investment Operations
Net Investment Income	1.752[1]	1.802	2.437	1.713[1]	1.820[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(.241)	(2.747)	(1.120)	5.869	7.460
Total from Investment Operations	1.511	(.945)	1.317	7.582	9.280
Distributions
Dividends from Net Investment Income	(1.741)	(2.015)	(2.417)	(2.542)	(2.070)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.741)	(2.015)	(2.417)	(2.542)	(2.070)
Net Asset Value, End of Period	$53.35	$53.58	$56.54	$57.64	$52.60

Total Return	2.92%	-1.66%	2.51%	14.77%	21.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,616	$3,111	$2,203	$1,306	$381
Ratio of Total Expenses to
Average Net Assets	0.15%	0.18%	0.24%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	3.30%	3.15%	4.23%	3.08%	3.87%
Portfolio Turnover Rate [3]	7%	12%	8%	8%	10%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, and $.03.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$32.47	$34.27	$34.92	$31.87	$27.51
Investment Operations
Net Investment Income	1.058[1]	1.090	1.466	1.012[1]	1.093[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(.139)	(1.673)	(.661)	3.580	4.528
Total from Investment Operations	.919	(.583)	.805	4.592	5.621
Distributions
Dividends from Net Investment Income	(1.059)	(1.217)	(1.455)	(1.542)	(1.261)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.059)	(1.217)	(1.455)	(1.542)	(1.261)
Net Asset Value, End of Period	$32.33	$32.47	$34.27	$34.92	$31.87

Total Return[3]	2.91%	-1.66%	2.55%	14.83%	21.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$373	$349	$296	$117	$43
Ratio of Total Expenses to
Average Net Assets	0.15%	0.18%	0.24%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	3.30%	3.15%	4.23%	3.08%	3.87%
Portfolio Turnover Rate [4]	7%	12%	8%	8%	10%

Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, and $.01.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$108.17	$114.14	$116.37	$106.19	$91.68
Investment Operations
Net Investment Income	3.559[1]	3.657	4.954	3.407[1]	3.658[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(. 483)	(5.541)	(2.273)	11.930	15.107
Total from Investment Operations	3.076	(1.884)	2.681	15.337	18.765
Distributions
Dividends from Net Investment Income	(3.536)	(4.086)	(4.911)	(5.157)	(4.255)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.536)	(4.086)	(4.911)	(5.157)	(4.255)
Net Asset Value, End of Period	$107.71	$108.17	$114.14	$116.37	$106.19

Total Return[3]	2.93%	-1.61%	2.55%	14.87%	21.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$165	$167	$176	$92	$61
Ratio of Total Expenses to
Average Net Assets	0.13%	0.16%	0.22%	0.24%	0.29%
Ratio of Net Investment Income to
Average Net Assets	3.32%	3.17%	4.25%	3.11%	3.90%
Portfolio Turnover Rate [4]	7%	12%	8%	8%	10%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.01, $.00, $.00, $.07, and $.06.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position

30

Global ex-U.S. Real Estate Index Fund

in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income

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Global ex-U.S. Real Estate Index Fund

represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $336,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Global ex-U.S. Real Estate Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	185,618	3,992,833	7,916
Temporary Cash Investments	95,130	1,499	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	280,703	3,994,332	7,916
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	242	25,653	(109)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

33

Global ex-U.S. Real Estate Index Fund

During the year ended October 31, 2016, the fund realized net foreign currency gains of $414,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2016, the fund realized gains on the sale of passive foreign investment companies of $5,412,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2016, had unrealized appreciation of $85,137,000.

During the year ended October 31, 2016, the fund realized $7,366,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2016, the fund had $106,465,000 of ordinary income available for distribution. At October 31, 2016, the fund had available capital losses totaling $88,065,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $86,117,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2016, the cost of investment securities for tax purposes was $4,558,214,000.

Net unrealized depreciation of investment securities for tax purposes was $275,218,000, consisting of unrealized gains of $187,425,000 on securities that had risen in value since their purchase and $462,643,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $891,251,000 of investment securities and sold $363,507,000 of investment securities, other than temporary cash investments. Purchases and sales include $461,932,000 and $87,712,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Global ex-U.S. Real Estate Index Fund

G. Capital share transactions for each class of shares were:
	Year Ended October 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	9,439	444	24,542	1,092
Issued in Lieu of Cash Distributions	1,605	76	1,827	85
Redeemed [2]	(9,785)	(462)	(15,742)	(716)
Net Increase (Decrease)—Investor Shares	1,259	58	10,627	461
ETF Shares
Issued[1]	623,142	11,610	1,249,356	22,106
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(91,670)	(1,900)	(159,958)	(3,000)
Net Increase (Decrease)—ETF Shares	531,472	9,710	1,089,398	19,106
Admiral Shares
Issued[1]	69,738	2,160	119,047	3,503
Issued in Lieu of Cash Distributions	9,885	310	9,915	306
Redeemed [2]	(53,677)	(1,680)	(56,434)	(1,716)
Net Increase (Decrease)—Admiral Shares	25,946	790	72,528	2,093
Institutional Shares
Issued[1]	8,742	83	64,020	552
Issued in Lieu of Cash Distributions	3,610	34	4,296	40
Redeemed [2]	(14,517)	(132)	(61,328)	(592)
Net Increase (Decrease)—Institutional Shares	(2,165)	(15)	6,988	—
1 Includes purchase fees for fiscal 2016 and 2015 of $266,000 and $611,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2016 and 2015 of $170,000 and $296,000, respectively (fund totals).

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

35

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Global ex-U.S. Real Estate Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

Special 2016 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $32,065,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $128,192,000 and foreign taxes paid of $9,403,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2017 to determine the calendar-year amounts to be included on their 2016 tax returns.

36

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2016. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Global ex-U.S. Real Estate Index Fund Investor Shares
Periods Ended October 31, 2016

			Since
	One	Five	Inception
	Year	Years	(11/1/2010)
Returns Before Taxes	2.22%	7.42%	4.59%
Returns After Taxes on Distributions	1.07	5.99	3.37
Returns After Taxes on Distributions and Sale of Fund Shares	1.45	5.31	3.14

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions.

37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

38

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2016	10/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$991.52	$1.70
ETF Shares	1,000.00	992.69	0.75
Admiral Shares	1,000.00	992.56	0.75
Institutional Shares	1,000.00	992.59	0.65
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.43	$1.73
ETF Shares	1,000.00	1,024.38	0.76
Admiral Shares	1,000.00	1,024.38	0.76
Institutional Shares	1,000.00	1,024.48	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.34% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.13% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period
(184/366).

39

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

40

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

41

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and
Other Experience: President and Chief Operating
Officer (retired 2010) of Corning Incorporated
(communications equipment); Chairman of the
Board of Trustees of Colby-Sawyer College;
Member of the Advisory Board of the Norris
Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and Other
Experience: Head of Global Fund Accounting at The
Vanguard Group, Inc.; Controller of each of the invest-
ment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard Group,
Inc.; General Counsel of The Vanguard Group; Secretary
of The Vanguard Group and of each of the investment
companies served by The Vanguard Group; Director
and Senior Vice President of Vanguard Marketing
Corporation; Managing Director and General Counsel
of Global Cards and Consumer Services at Citigroup
(2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing > 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7380 122016

Annual Report | October 31, 2016

Vanguard Emerging Markets Stock

Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	37
About Your Fund’s Expenses.	38
Glossary.	40

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2016, Vanguard Emerging Markets Stock Index
Fund closely tracked its target index, returning 10.21% for Investor Shares. The fund’s result exceeded the 7.71% average annual return of its emerging markets peers.

• Among countries represented in the fund, Brazil had extremely strong returns amid a sharp rebound in shares of the state-controlled oil company. By contrast, Chinese stocks were generally weak, as concerns about that country’s economic slowdown persisted.

• In September, your fund completed a previously announced, phased benchmark transition to the FTSE Emerging Markets All Cap China A Inclusion Index from the FTSE
Emerging Index. The change gives your fund exposure to small-cap companies and China
A-share firms.

• For the ten years ended October 31, 2016, the fund had an annualized return of 3.34%, in line with its benchmark index and more than a percentage point better than the average return of peers.

Total Returns: Fiscal Year Ended October 31, 2016
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	10.21%
FTSE Emerging Markets ETF Shares
Market Price	11.00
Net Asset Value	10.47
Admiral™ Shares	10.41
Institutional Shares	10.42
Institutional Plus Shares	10.48
Spliced Emerging Markets Index	10.10
Emerging Markets Funds Average	7.71

For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended October 31, 2016
Average
Annual Return
Emerging Markets Stock Index Fund Investor Shares	3.34%
Spliced Emerging Markets Index	3.64
Emerging Markets Funds Average	2.29
For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Emerging Markets Stock Index
Fund	0.33%	0.15%	0.15%	0.12%	0.10%	1.54%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2016, the fund’s expense ratios were 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets ETF
Shares, 0.14% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Emerging Markets Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

3

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

4

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was
one of the most intense and unpredictable
in U.S. history. In its aftermath, investors
may be left with lingering questions about
what the outcome will mean for their
portfolios. The answer, based on Vanguard
research into decades of historical data, is
that presidential elections typically have no
long-term effect on market performance.

These findings hold true regardless of the
market’s initial reaction. Whether there’s
a swoon or bounce immediately after an
election, investors shouldn’t extrapolate
that performance to the long term.

As you can see in the accompanying chart,
data going back to 1853 show that stock
market returns are virtually identical no matter
which party controls the White House.
Although headlines out of Washington at any
given time may still cause concern, investors
shouldn’t overreact to short-term events.
Instead, it’s best to maintain a balanced and
diversified portfolio and stay focused on your
long-term goals.

Average annual stock market returns based
on party control of the White House
(1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc.,
and Ibbotson Associates thereafter through 2015.

5

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

6

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
FTSE
Emerging
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEIEX	VWO	VEMAX	VEMIX	VEMRX
Expense Ratio[1]	0.33%	0.15%	0.15%	0.12%	0.10%

Portfolio Characteristics
		FTSE
		Emerging
		Markets	FTSE
		All Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Number of Stocks	4,293	3,658	5,783
Median Market Cap	$12.2B	$12.2B	$21.0B
Price/Earnings Ratio	19.1x	19.9x	20.8x
Price/Book Ratio	1.7x	1.7x	1.6x
Return on Equity	16.7%	16.7%	14.3%
Earnings Growth
Rate	9.4%	9.6%	7.4%
Dividend Yield	2.6%	2.7%	3.0%
Turnover Rate	13%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets	FTSE
		All Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Basic Materials	7.4%	7.4%	7.8%
Consumer Goods	10.5	10.5	16.2
Consumer Services	7.9	7.9	8.6
Financials	29.1	29.1	25.2
Health Care	3.3	3.3	7.7
Industrials	11.8	11.9	14.7
Oil & Gas	7.9	7.9	6.5
Technology	12.5	12.4	5.6
Telecommunications	5.7	5.8	4.2
Utilities	3.9	3.8	3.5

Volatility Measures
	Spliced	FTSE Global
	Emerging	All Cap ex US
	Mkts Index	Index
R-Squared	0.99	0.71
Beta	0.99	1.10
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.5%
Tencent Holdings Ltd.	Internet	3.4
Naspers Ltd.	Broadcasting &
	Entertainment	1.7
China Construction Bank
Corp.	Banks	1.6
China Mobile Ltd.	Mobile
	Telecommunications	1.5
Petroleo Brasileiro SA	Integrated Oil & Gas	1.1
Industrial & Commercial
Bank of China Ltd.	Banks	1.1
Hon Hai Precision	Electrical
Industry Co. Ltd.	Components &
	Equipment	1.0
Itau Unibanco Holding
SA	Banks	1.0
Banco Bradesco SA	Banks	0.9
Top Ten		16.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral
Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares.

7

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets	FTSE
		All Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Europe
Other	0.5%	0.4%	42.2%
Pacific
Other	0.1%	0.0%	30.7%
Emerging Markets
China	27.9%	27.9%	4.7%
Taiwan	15.5	15.5	3.2
India	11.8	11.8	2.5
Brazil	9.2	9.3	1.9
South Africa	7.8	7.9	1.7
Mexico	4.3	4.3	0.9
Thailand	3.9	3.9	0.8
Russia	3.9	3.9	0.8
Malaysia	3.6	3.7	0.8
Indonesia	2.8	2.8	0.6
Philippines	1.6	1.6	0.3
Chile	1.3	1.3	0.3
Turkey	1.3	1.3	0.3
Poland	1.3	1.2	0.3
United Arab
Emirates	1.0	1.0	0.2
Other	1.7	1.7	0.4
Subtotal	98.9%	99.1%	19.7%
North America	0.0%	0.0%	6.9%
Middle East
Other	0.5%	0.5%	0.5%

8

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2006, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Emerging Markets Stock Index
	Fund*Investor Shares	10.21%	0.81%	3.34%	$13,893
• • • • • • • •	Spliced Emerging Markets Index	10.10	0.84	3.64	14,298

– – – –	Emerging Markets Funds Average	7.71	0.64	2.29	12,547
	FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478
For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Emerging Markets
ETF Shares Net Asset Value	10.47%	1.00%	3.50%	$14,105
Spliced Emerging Markets Index	10.10	0.84	3.64	14,298
FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478

See Financial Highlights for dividend and capital gains information.

9

Emerging Markets Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund Admiral
Shares	10.41%	0.99%	3.50%	$14,101
Spliced Emerging Markets Index	10.10	0.84	3.64	14,298
FTSE Global All Cap ex US Index	0.92	4.20	2.24	12,478

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Institutional Shares	10.42%	1.02%	3.54%	$7,083,305

Spliced Emerging Markets Index	10.10	0.84	3.64	7,148,756

FTSE Global All Cap ex US Index	0.92	4.20	2.24	6,238,904

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Emerging Markets Stock Index Fund
Institutional Plus Shares	10.48%	1.05%	-0.89%	$94,857,950
Spliced Emerging Markets Index	10.10	0.84	-0.89	91,300,862
FTSE Global All Cap ex US Index	0.92	4.20	2.38	114,801,984
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2006, Through October 31, 2016
	One	Five	Ten
	Year	Years	Years
FTSE Emerging Markets ETF Shares Market Price	11.00%	5.80%	39.76%
FTSE Emerging Markets ETF Shares Net Asset
Value	10.47	5.09	41.05
Spliced Emerging Markets Index	10.10	4.29	42.98

10

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2006, Through October 31, 2016

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	15.62%	3.27%	3.76%
FTSE Emerging Markets ETF
Shares	3/4/2005
Market Price		16.66	4.08	3.91
Net Asset Value		15.83	3.44	3.91
Admiral Shares	6/23/2006	15.84	3.44	3.91
Institutional Shares	6/22/2000	15.86	3.48	3.95
Institutional Plus Shares	12/15/2010	15.88	3.50	-1.02[1]
1 Return since inception.

11

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Itau Unibanco Holding SA Preference Shares	27,781,186	334,210	0.5%
Ambev SA	52,785,855	311,390	0.5%
* Petroleo Brasileiro SA	48,210,897	281,532	0.5%
Banco Bradesco SA Preference Shares	26,049,295	272,897	0.4%
* Petroleo Brasileiro SA Preference Shares	47,865,186	265,268	0.4%
Itau Unibanco Holding SA ADR	19,605,348	233,892	0.4%
Itausa - Investimentos Itau SA Preference Shares	58,123,729	171,895	0.3%
* Petroleo Brasileiro SA ADR (XNYS) Preference Shares	8,139,235	90,020	0.1%
* Petroleo Brasileiro SA ADR (XNYS)	4,172,883	48,698	0.1%
Itau Unibanco Holding SA	2,879,395	30,075	0.0%
Itausa - Investimentos Itau SA	51,353	143	0.0%
1 Brazil—Other †		3,664,488	5.9%
		5,704,508	9.1%

Chile †		853,931	1.4%

China
Tencent Holdings Ltd.	80,402,164	2,130,845	3.4%
China Construction Bank Corp.	1,361,995,111	994,593	1.6%
China Mobile Ltd.	79,235,456	907,753	1.5%
Industrial & Commercial Bank of China Ltd.	1,113,554,240	668,399	1.1%
Bank of China Ltd.	1,161,352,650	520,425	0.8%
Ping An Insurance Group Co. of China Ltd.	80,050,946	421,350	0.7%
CNOOC Ltd.	238,545,705	300,156	0.5%
China Petroleum & Chemical Corp.	393,698,659	284,723	0.5%
China Life Insurance Co. Ltd. (XHKG)	112,979,287	279,707	0.5%
PetroChina Co. Ltd.	312,836,155	214,054	0.4%
Agricultural Bank of China Ltd.	434,111,065	182,618	0.3%
China Overseas Land & Investment Ltd.	57,620,178	176,888	0.3%
China Telecom Corp. Ltd.	242,161,271	124,849	0.2%

12

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Shenhua Energy Co. Ltd.	54,170,270	112,307	0.2%
	PICC Property & Casualty Co. Ltd.	67,580,295	109,082	0.2%
	CITIC Ltd.	74,223,897	106,509	0.2%
	China Resources Land Ltd.	41,274,696	102,507	0.2%
	China Unicom Hong Kong Ltd.	86,542,017	101,602	0.2%
	Sinopharm Group Co. Ltd.	16,284,700	79,079	0.1%
	China Communications Construction Co. Ltd.	71,048,276	78,015	0.1%
	China CITIC Bank Corp. Ltd.	120,554,719	77,750	0.1%
	CRRC Corp. Ltd.	69,624,277	63,040	0.1%
1	China Galaxy Securities Co. Ltd.	58,479,870	55,520	0.1%
	China Cinda Asset Management Co. Ltd.	152,160,000	54,664	0.1%
*	China Resources Beer Holdings Co. Ltd.	25,215,499	53,585	0.1%
	China Resources Power Holdings Co. Ltd.	29,989,048	50,812	0.1%
	China Railway Group Ltd.	64,864,408	50,000	0.1%
	China Merchants Port Holdings Co. Ltd.	18,595,610	48,078	0.1%
	Dongfeng Motor Group Co. Ltd.	45,270,744	47,185	0.1%
1	CGN Power Co. Ltd.	160,659,878	46,905	0.1%
*	China Taiping Insurance Holdings Co. Ltd.	23,268,820	44,785	0.1%
1	People’s Insurance Co. Group of China Ltd.	105,149,000	41,779	0.1%
	China Railway Construction Corp. Ltd.	32,296,265	40,371	0.1%
	China State Construction International Holdings Ltd.	27,442,872	40,035	0.1%
	China Longyuan Power Group Corp. Ltd.	51,834,660	39,521	0.1%
	Zhuzhou CRRC Times Electric Co. Ltd.	7,782,500	37,631	0.1%
	China Resources Gas Group Ltd.	11,428,100	35,834	0.1%
	Kunlun Energy Co. Ltd.	46,321,230	34,901	0.1%
	China Oilfield Services Ltd.	31,941,800	30,657	0.1%
	Sinopec Shanghai Petrochemical Co. Ltd.	57,364,788	29,242	0.1%
*,^,1 China Huarong Asset Management Co. Ltd.		73,402,000	28,061	0.1%
	Beijing Capital International Airport Co. Ltd.	24,969,081	26,132	0.1%
	AviChina Industry & Technology Co. Ltd.	37,443,000	25,410	0.1%
	Huaneng Renewables Corp. Ltd.	64,942,000	21,761	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	21,563	0.0%
*,^	China Coal Energy Co. Ltd.	37,583,800	21,277	0.0%
	China Jinmao Holdings Group Ltd.	71,106,094	19,607	0.0%
	Air China Ltd.	29,018,748	19,066	0.0%
1	Sinopec Engineering Group Co. Ltd.	20,204,772	17,838	0.0%
	China Southern Airlines Co. Ltd.	31,218,000	17,519	0.0%
	China Power International Development Ltd.	46,674,469	16,973	0.0%
^,1	China Railway Signal & Communication Corp. Ltd.	20,740,400	16,817	0.0%
	Metallurgical Corp. of China Ltd.	47,542,937	15,459	0.0%
*,^	China COSCO Holdings Co. Ltd.	43,008,000	14,819	0.0%
	Sinotrans Ltd.	30,905,000	14,553	0.0%
*	China Agri-Industries Holdings Ltd.	35,587,961	13,908	0.0%
	China Resources Cement Holdings Ltd.	33,444,686	13,505	0.0%
*	China Construction Bank Corp. Class A	16,697,218	12,956	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,050,130	12,628	0.0%
^	China Reinsurance Group Corp.	49,853,000	11,866	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	11,530	0.0%
^	China Eastern Airlines Corp. Ltd.	25,606,000	11,497	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	10,651,095	11,275	0.0%
	Huadian Fuxin Energy Corp. Ltd.	43,759,852	10,133	0.0%
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	9,587	0.0%
*,^	Angang Steel Co. Ltd.	18,440,374	9,443	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,404,917	8,780	0.0%
*	Industrial & Commercial Bank of China Ltd. Class A	12,670,959	8,285	0.0%
*	PetroChina Co. Ltd. Class A	7,591,886	8,215	0.0%

13

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Bank of China Ltd. Class A	15,736,100	7,871	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	7,472	0.0%
	China BlueChemical Ltd.	34,769,405	6,721	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	6,543	0.0%
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,453,174	6,492	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,292,000	6,470	0.0%
^	Sinopec Kantons Holdings Ltd.	13,467,000	6,314	0.0%
*	China Petroleum & Chemical Corp. Class A	8,034,099	5,931	0.0%
	China Foods Ltd.	12,991,506	5,742	0.0%
*,^	CITIC Resources Holdings Ltd.	45,704,000	5,703	0.0%
	China Machinery Engineering Corp.	9,487,639	5,661	0.0%
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	5,511,821	5,633	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,335	0.0%
	China National Nuclear Power Co. Ltd. Class A	5,319,107	5,302	0.0%
	Cinda Real Estate Co. Ltd. Class A (XSSC)	4,878,719	5,214	0.0%
	AVIC Aircraft Co. Ltd. Class A	1,540,402	5,072	0.0%
	CRRC Corp. Ltd. Class A (XSSC)	3,574,774	4,916	0.0%
	China Railway Group Ltd. Class A (XSSC)	3,857,814	4,783	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	4,957,752	4,767	0.0%
	China National Materials Co. Ltd.	20,269,000	4,562	0.0%
^	China Overseas Property Holdings Ltd.	22,090,092	4,479	0.0%
	Agricultural Bank of China Ltd. Class A (XSSC)	9,440,500	4,402	0.0%
	China International Travel Service Corp. Ltd. Class A	658,141	4,378	0.0%
^	Sinofert Holdings Ltd.	32,824,000	4,307	0.0%
	China United Network Communications Ltd. Class A (XSSC)	5,497,924	4,160	0.0%
	China Railway Group Ltd. Class A (XSHG)	3,248,829	4,028	0.0%
	Dah Chong Hong Holdings Ltd.	9,481,000	3,965	0.0%
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	3,918	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,866	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,663,265	3,855	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,690	0.0%
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,643	0.0%
	COSCO International Holdings Ltd.	7,598,000	3,524	0.0%
	Poly Culture Group Corp. Ltd.	1,250,300	3,374	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,187,570	3,340	0.0%
	China United Network Communications Ltd. Class A (XSHG)	4,397,800	3,328	0.0%
	Daqin Railway Co. Ltd. Class A (XSSC)	3,323,570	3,324	0.0%
*	China Life Insurance Co. Ltd. Class A	963,800	3,102	0.0%
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	2,944	0.0%
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,814	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp.
	Ltd. Class A (XSSC)	5,879,228	2,738	0.0%
	China Railway Construction Corp. Ltd. Class A (XSSC)	1,769,795	2,688	0.0%
	Dongxing Securities Co. Ltd. Class A (XSHG)	771,200	2,635	0.0%
	Power Construction Corp. of China Ltd. Class A (XSSC)	2,613,156	2,616	0.0%
*,^	Sinotrans Shipping Ltd.	16,009,500	2,595	0.0%
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,433	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	2,918,600	2,413	0.0%
	Bluestar Adisseo Co. Class A	1,157,745	2,398	0.0%
	AVIC Electromechanical Systems Co. Ltd. Class A	914,232	2,348	0.0%
*	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	2,196	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,193	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,106	0.0%
*	China Datang Corp. Renewable Power Co. Ltd.	23,042,000	2,105	0.0%
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,075	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,997	0.0%

14

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
^ China Electronics Corp. Holdings Co. Ltd.	8,296,000	1,996	0.0%
Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,912	0.0%
China CAMC Engineering Co. Ltd. Class A	553,597	1,906	0.0%
* Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,877	0.0%
Avic Aviation Engine Corp. plc Class A (XSHG)	357,386	1,847	0.0%
Norinco International Cooperation Ltd. Class A	483,900	1,812	0.0%
* China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,802	0.0%
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,886,301	1,779	0.0%
Air China Ltd. Class A (XSHG)	1,626,099	1,778	0.0%
* Sinopec Oilfield Equipment Corp. Class A	1,040,893	1,721	0.0%
China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,676	0.0%
^ China Energy Engineering Corp. Ltd.	12,130,000	1,671	0.0%
North Electro-Optic Co. Ltd. Class A	494,561	1,593	0.0%
* Sinosteel Engineering & Technology Co. Ltd. Class A	668,330	1,579	0.0%
* Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	1,571	0.0%
* Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,556	0.0%
China Oilfield Services Ltd. Class A	862,777	1,554	0.0%
* Angang Steel Co. Ltd. Class A	2,266,055	1,510	0.0%
SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,479	0.0%
Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,463	0.0%
* Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,460	0.0%
Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	1,398	0.0%
Sinoma Science & Technology Co. Ltd. Class A	515,740	1,345	0.0%
East China Engineering Science and Technology Co. Ltd. Class A	589,564	1,306	0.0%
* China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,295	0.0%
North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	1,295	0.0%
Jihua Group Corp. Ltd. Class A (XSSC)	1,027,040	1,288	0.0%
China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,238	0.0%
* China Greatwall Computer Shenzhen Co. Ltd. Class A	716,877	1,224	0.0%
Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,218	0.0%
Lanpec Technologies Ltd. Class A	638,300	1,209	0.0%
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.
Class A (XSHG)	2,555,201	1,190	0.0%
Sinochem International Corp. Class A (XSSC)	794,851	1,173	0.0%
China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	1,169	0.0%
* Wuhan Iron & Steel Co. Ltd. Class A (XSHG)	2,526,701	1,168	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,153	0.0%
Sichuan Chengfei Integration Technology Corp. Class A	216,379	1,147	0.0%
China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,064	0.0%
Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,062	0.0%
China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,057	0.0%
Guodian Nanjing Automation Co. Ltd. Class A	851,900	1,053	0.0%
Metallurgical Corp. of China Ltd. Class A (XSSC)	1,696,933	1,051	0.0%
China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,043	0.0%
* SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	1,043	0.0%
Sinomach Automobile Co. Ltd. Class A (XSSC)	531,194	1,033	0.0%
Daye Special Steel Co. Ltd. Class A	556,300	1,005	0.0%
* China First Heavy Industries Class A (XSHG)	1,200,650	995	0.0%
FAW CAR Co. Ltd. Class A	589,943	989	0.0%
China National Software & Service Co. Ltd. Class A (XSSC)	242,434	977	0.0%
Jihua Group Corp. Ltd. Class A (XSHG)	768,000	963	0.0%
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	959	0.0%
China Railway Erju Co. Ltd. Class A (XSHG)	498,900	950	0.0%
China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	929	0.0%
Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	928	0.0%
* China First Heavy Industries Class A (XSSC)	1,118,300	927	0.0%

15

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	903	0.0%
* North Huajin Chemical Industries Co. Ltd. Class A	687,903	896	0.0%
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	895	0.0%
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	146,821	882	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	852	0.0%
China CSSC Holdings Ltd. Class A (XSHG)	249,270	828	0.0%
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	828	0.0%
Minmetals Land Ltd.	6,472,000	816	0.0%
China CSSC Holdings Ltd. Class A (XSSC)	244,280	812	0.0%
Heilongjiang Agriculture Co. Ltd. Class A	517,150	809	0.0%
Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	778	0.0%
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	127,100	763	0.0%
* Grinm Advanced Materials Co. Ltd. Class A (XSSC)	474,000	760	0.0%
China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	746	0.0%
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	738	0.0%
* Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	711,300	733	0.0%
COFCO Tunhe Co. Ltd. Class A	421,800	723	0.0%
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A
(XSSC)	177,401	722	0.0%
* SDIC Essence Holdings Co. Ltd. Class A (XSSC)	298,900	709	0.0%
China Southern Airlines Co. Ltd. Class A (XSHG)	663,500	704	0.0%
China Merchants Land Ltd.	4,948,000	700	0.0%
* Minmetals Development Co. Ltd. Class A (XSHG)	283,000	700	0.0%
Air China Ltd. Class A (XSSC)	630,438	689	0.0%
Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	685	0.0%
CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	647	0.0%
China Shenhua Energy Co. Ltd. Class A (XSSC)	251,550	626	0.0%
* China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	624	0.0%
Sinochem International Corp. Class A (XSHG)	414,700	612	0.0%
SDIC Power Holdings Co. Ltd. Class A (XSSC)	631,993	611	0.0%
North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	556	0.0%
Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	543	0.0%
* Wuhan Iron & Steel Co. Ltd. Class A (XSSC)	1,161,460	537	0.0%
CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	486	0.0%
COSCO Shipping Co. Ltd. Class A (XSHG)	557,401	480	0.0%
Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	161,950	456	0.0%
China Television Media Ltd. Class A (XSSC)	129,531	440	0.0%
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A
(XSHG)	107,500	437	0.0%
China National Software & Service Co. Ltd. Class A (XSHG)	97,500	393	0.0%
* Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	387	0.0%
Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	374	0.0%
* China Coal Energy Co. Ltd. Class A (XSHG)	361,900	355	0.0%
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	345	0.0%
Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	344	0.0%
Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	338	0.0%
Sinopec Shanghai Petrochemical Co. Ltd. Class A	388,400	337	0.0%
Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	316	0.0%
* SGIS Songshan Co. Ltd. Class A	459,790	277	0.0%
Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	271	0.0%
China CITIC Bank Corp. Ltd. Class A (XSSC)	301,100	270	0.0%
* Minmetals Development Co. Ltd. Class A (XSSC)	104,800	259	0.0%
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	245	0.0%
China Television Media Ltd. Class A (XSHG)	59,700	203	0.0%
* China COSCO Holdings Co. Ltd. Class A	221,002	171	0.0%
* China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	44,200	141	0.0%

16

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* China Coal Energy Co. Ltd. Class A (XSSC)	125,594	123	0.0%
* Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	149,000	116	0.0%
China Railway Erju Co. Ltd. Class A (XSSC)	35,100	67	0.0%
COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	58	0.0%
1 China—Other †		7,730,578	12.4%
		17,329,780	27.7%

Colombia †		316,151	0.5%

[1]Czech Republic †		123,047	0.2%

Egypt †		197,766	0.3%

Greece †		217,958	0.3%

Hong Kong †		55,315	0.1%

Hungary †		199,565	0.3%

India
Housing Development Finance Corp. Ltd.	23,773,814	496,037	0.8%
Infosys Ltd.	28,474,195	424,940	0.7%
Reliance Industries Ltd.	23,839,604	376,526	0.6%
Tata Consultancy Services Ltd.	7,092,451	254,795	0.4%
Sun Pharmaceutical Industries Ltd.	16,777,713	186,915	0.3%
Oil & Natural Gas Corp. Ltd.	31,588,075	135,468	0.2%
Coal India Ltd.	20,478,617	99,705	0.2%
Bharat Petroleum Corp. Ltd.	9,639,505	96,752	0.2%
State Bank of India	22,903,690	88,613	0.2%
Indian Oil Corp. Ltd.	17,539,844	85,083	0.1%
NTPC Ltd.	31,905,779	72,764	0.1%
Power Grid Corp. of India Ltd.	18,063,876	47,604	0.1%
Hindustan Petroleum Corp. Ltd.	5,690,848	39,817	0.1%
GAIL India Ltd.	5,021,506	32,587	0.1%
NMDC Ltd.	13,353,067	26,275	0.1%
Rural Electrification Corp. Ltd.	11,913,992	24,078	0.1%
Power Finance Corp. Ltd.	10,930,581	20,345	0.0%
Bharat Heavy Electricals Ltd.	9,719,991	20,240	0.0%
Bharat Electronics Ltd.	1,014,910	19,788	0.0%
* Bank of Baroda	7,464,745	17,498	0.0%
NHPC Ltd.	39,309,568	15,779	0.0%
* Steel Authority of India Ltd.	17,399,502	13,586	0.0%
Oil India Ltd.	2,089,320	12,995	0.0%
* Punjab National Bank	4,964,487	10,724	0.0%
* Canara Bank	1,829,788	8,614	0.0%
* IDBI Bank Ltd.	5,680,208	6,266	0.0%
* Mangalore Refinery & Petrochemicals Ltd.	3,978,304	5,380	0.0%
Union Bank of India	2,209,377	4,900	0.0%
* Bank of India	2,581,349	4,446	0.0%
Indian Bank	1,188,005	4,142	0.0%
National Aluminium Co. Ltd.	5,087,835	4,067	0.0%
IFCI Ltd.	7,003,134	2,729	0.0%
Engineers India Ltd.	644,768	2,602	0.0%
Oriental Bank of Commerce	1,126,646	2,169	0.0%
* Central Bank of India	1,473,550	2,017	0.0%
* Corp Bank	3,188,493	1,991	0.0%

17

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Vijaya Bank	2,143,889	1,421	0.0%
* Shipping Corp. of India Ltd.	1,047,395	1,065	0.0%
Gujarat Mineral Development Corp. Ltd.	576,191	957	0.0%
* Indian Overseas Bank	2,108,758	842	0.0%
* Syndicate Bank	657,322	727	0.0%
* UCO Bank	800,000	418	0.0%
* Allahabad Bank	287,312	325	0.0%
Andhra Bank	286,108	242	0.0%
1 India—Other †		4,647,859	7.4%
		7,322,093	11.7%
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	760,083,605	245,411	0.4%
Bank Central Asia Tbk PT	187,880,124	223,379	0.3%
Astra International Tbk PT	302,692,000	190,971	0.3%
Bank Rakyat Indonesia Persero Tbk PT	164,527,800	153,631	0.2%
Bank Mandiri Persero Tbk PT	142,274,080	125,322	0.2%
Bank Negara Indonesia Persero Tbk PT	123,025,361	52,521	0.1%
Semen Indonesia Persero Tbk PT	47,967,204	36,156	0.1%
Perusahaan Gas Negara Persero Tbk	165,598,604	32,437	0.1%
Tambang Batubara Bukit Asam Persero Tbk PT	14,277,925	13,028	0.0%
Jasa Marga Persero Tbk PT	34,702,700	12,038	0.0%
* Aneka Tambang Persero Tbk PT	162,408,891	11,146	0.0%
Waskita Karya Persero Tbk PT	48,058,000	9,646	0.0%
Bank Tabungan Negara Persero Tbk PT	35,960,000	5,260	0.0%
Wijaya Karya Persero Tbk PT	21,869,500	4,308	0.0%
Wijaya Karya Beton Tbk PT	34,608,000	2,357	0.0%
* Krakatau Steel Persero Tbk PT	40,419,400	2,045	0.0%
Timah Persero Tbk PT	16,286,100	1,161	0.0%
Adhi Karya Persero Tbk PT	5,388,200	936	0.0%
Indonesia—Other †		600,044	1.0%
		1,721,797	2.7%
Malaysia
Public Bank Bhd. (Local)	46,755,000	221,304	0.3%
Tenaga Nasional Bhd.	52,309,907	178,736	0.3%
1 Malaysia—Other †		1,859,568	3.0%
		2,259,608	3.6%
Mexico
Fomento Economico Mexicano SAB de CV	32,549,470	312,217	0.5%
America Movil SAB de CV	434,326,703	287,697	0.5%
Grupo Financiero Banorte SAB de CV	34,803,555	204,962	0.3%
Grupo Televisa SAB	37,976,940	186,861	0.3%
* Cemex SAB de CV	209,551,603	181,380	0.3%
Wal-Mart de Mexico SAB de CV	83,359,054	176,368	0.3%
1 Mexico—Other †		1,334,222	2.1%
		2,683,707	4.3%

Pakistan †		75,000	0.1%

Peru †		161,261	0.3%

Philippines †		1,009,334	1.6%

Poland †		774,351	1.2%

18

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Qatar †		223,415	0.4%

Russia
Sberbank of Russia PJSC	161,438,168	375,771	0.6%
Gazprom PJSC	88,022,453	192,884	0.3%
Lukoil PJSC ADR	3,636,459	176,886	0.3%
Gazprom PJSC ADR	38,808,778	167,339	0.3%
VTB Bank PJSC	58,129,231,072	62,180	0.1%
AK Transneft OAO Preference Shares	23,793	56,979	0.1%
Rosneft PJSC GDR	10,469,019	56,932	0.1%
Rosneft PJSC	6,996,815	38,383	0.1%
RusHydro PJSC	1,579,839,418	19,830	0.0%
VTB Bank PJSC GDR	9,086,137	18,991	0.0%
Bashneft PJSC	340,785	17,868	0.0%
Inter RAO UES PJSC	266,733,670	14,310	0.0%
* Aeroflot PJSC	6,789,524	13,910	0.0%
Federal Grid Co. Unified Energy System JSC	4,093,494,717	11,048	0.0%
Bashneft PAO Preference Shares	300,228	7,009	0.0%
Rosseti PJSC	450,217,605	6,934	0.0%
Mosenergo OAO	28,759,534	777	0.0%
OGK-2 PJSC	97,144,880	561	0.0%
Russia—Other †		1,159,924	1.9%
		2,398,516	3.8%

Singapore †		4,882	0.0%

South Africa
Naspers Ltd.	6,441,259	1,078,784	1.7%
Sasol Ltd.	8,256,486	228,003	0.4%
MTN Group Ltd.	26,228,732	226,546	0.4%
* Steinhoff International Holdings NV	37,181,472	200,582	0.3%
Standard Bank Group Ltd.	18,067,927	191,796	0.3%
South Africa—Other †		2,945,264	4.7%
		4,870,975	7.8%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	237,443,845	1,424,985	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,605,789	765,240	1.2%
Hon Hai Precision Industry Co. Ltd.	225,418,779	608,893	1.0%
Formosa Plastics Corp.	77,331,616	208,977	0.3%
Formosa Chemicals & Fibre Corp.	68,355,830	202,949	0.3%
Nan Ya Plastics Corp.	90,671,253	188,299	0.3%
Delta Electronics Inc.	33,733,767	177,594	0.3%
Largan Precision Co. Ltd.	1,499,135	176,861	0.3%
Taiwan—Other †		5,860,200	9.4%
		9,613,998	15.4%

[1]Thailand †		2,414,087	3.9%

Turkey †		812,775	1.3%

United Arab Emirates †		634,146	1.0%
Total Common Stocks (Cost $61,426,171)		61,977,966	99.0%[2]

19

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.718%	12,180,663	1,218,188	2.0%

5U.S. Government and Agency Obligations †			66,884	0.1%
Total Temporary Cash Investments (Cost $1,284,948)			1,285,072	2.1%[2]
Total Investments (Cost $62,711,119)			63,263,038	101.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			4,643
Receivables for Investment Securities Sold			3,836
Receivables for Accrued Income			41,644
Receivables for Capital Shares Issued			10,688
Currency at Value and Receivable			63,194
Other Assets			9,525
Total Other Assets			133,530	0.2%
Liabilities
Payables for Investment Securities Purchased			(38,396)
Collateral for Securities on Loan			(698,123)
Payables for Capital Shares Redeemed			(21,071)
Payables to Vanguard			(50,365)
Other Liabilities			(289)
Total Liabilities			(808,244)	(1.3%)
Net Assets			62,588,324	100.0%

At October 31, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				71,249,357
Undistributed Net Investment Income				66,975
Accumulated Net Realized Losses				(9,267,814)
Unrealized Appreciation (Depreciation)
Investment Securities				551,919
Futures Contracts				(12,451)
Swap Contracts				(139)
Foreign Currencies				477
Net Assets				62,588,324

20

Emerging Markets Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 65,821,560 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,570,049
Net Asset Value Per Share—Investor Shares	$23.85

ETF Shares—Net Assets
Applicable to 1,184,963,795 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	44,636,253
Net Asset Value Per Share—ETF Shares	$37.67

Admiral Shares—Net Assets
Applicable to 292,538,247 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,165,539
Net Asset Value Per Share—Admiral Shares	$31.33

Institutional Shares—Net Assets
Applicable to 175,906,635 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,190,902
Net Asset Value Per Share—Institutional Shares	$23.82

Institutional Plus Shares—Net Assets
Applicable to 38,173,213 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,025,581
Net Asset Value Per Share—Institutional Plus Shares	$79.26

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $619,217,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $486,064,000, representing 0.8% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and
1.1%, respectively, of net assets.
3 Includes $698,123,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Securities with a value of $27,394,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Dividends[1]	1,457,321
Interest[2]	2,551
Securities Lending—Net	33,951
Total Income	1,493,823
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,133
Management and Administrative—Investor Shares	3,242
Management and Administrative—ETF Shares	22,714
Management and Administrative—Admiral Shares	4,578
Management and Administrative—Institutional Shares	1,288
Management and Administrative—Institutional Plus Shares	446
Marketing and Distribution—Investor Shares	343
Marketing and Distribution—ETF Shares	1,917
Marketing and Distribution—Admiral Shares	896
Marketing and Distribution—Institutional Shares	114
Marketing and Distribution—Institutional Plus Shares	50
Custodian Fees	33,073
Auditing Fees	52
Shareholders’ Reports—Investor Shares	37
Shareholders’ Reports—ETF Shares	922
Shareholders’ Reports—Admiral Shares	71
Shareholders’ Reports—Institutional Shares	19
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	28
Total Expenses	73,923
Net Investment Income	1,419,900
Realized Net Gain (Loss)
Investment Securities Sold[2]	(3,365,309)
Futures Contracts	103,571
Swap Contracts	(21)
Foreign Currencies	(697)
Realized Net Gain (Loss)	(3,262,456)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,275,501
Futures Contracts	(26,611)
Swap Contracts	(139)
Foreign Currencies	1,846
Change in Unrealized Appreciation (Depreciation)	7,250,597
Net Increase (Decrease) in Net Assets Resulting from Operations	5,408,041

1 Dividends are net of foreign withholding taxes of $168,824,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $2,422,000 and $31,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,419,900	1,679,389
Realized Net Gain (Loss)	(3,262,456)	(1,993,789)
Change in Unrealized Appreciation (Depreciation)	7,250,597	(10,361,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,408,041	(10,676,315)
Distributions
Net Investment Income
Investor Shares	(35,658)	(45,750)
ETF Shares	(979,859)	(1,206,542)
Admiral Shares	(210,225)	(237,570)
Institutional Shares	(98,859)	(105,620)
Institutional Plus Shares	(74,323)	(77,229)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,398,924)	(1,672,711)
Capital Share Transactions
Investor Shares	(111,055)	(137,894)
ETF Shares	4,839,640	(1,905,825)
Admiral Shares	470,804	874,453
Institutional Shares	231,732	380,858
Institutional Plus Shares	233,053	363,624
Net Increase (Decrease) from Capital Share Transactions	5,664,174	(424,784)
Total Increase (Decrease)	9,673,291	(12,773,810)
Net Assets
Beginning of Period	52,915,033	65,688,843
End of Period[1]	62,588,324	52,915,033
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $66,975,000 and $41,604,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$22.16	$27.02	$26.78	$26.36	$26.39
Investment Operations
Net Investment Income	. 530.642		.672	.667	. 576
Net Realized and Unrealized Gain (Loss)
on Investments	1.691	(4.865)	.271	.548	.237
Total from Investment Operations	2.221	(4.223)	.943	1.215	.813
Distributions
Dividends from Net Investment Income	(. 531)	(. 637)	(.703)	(.795)	(. 843)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 531)	(. 637)	(.703)	(.795)	(. 843)
Net Asset Value, End of Period	$23.85	$22.16	$27.02	$26.78	$26.36

Total Return[1]	10.21%	-15.74%	3.59%	4.78%	3.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,570	$1,573	$2,063	$2,181	$2,333
Ratio of Total Expenses to Average Net Assets	0.32%	0.33%	0.33%	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.50%	2.53%	2.56%	2.45%	2.38%
Portfolio Turnover Rate[2]	13%	7%	9%	26%	8%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$34.98	$42.66	$42.28	$41.65	$41.73
Investment Operations
Net Investment Income	.900	1.086	1.137	1.129	.984
Net Realized and Unrealized Gain (Loss)
on Investments[1]	2.679	(7.685)	.428	.860	.367
Total from Investment Operations	3.579	(6.599)	1.565	1.989	1.351
Distributions
Dividends from Net Investment Income	(.889)	(1.081)	(1.185)	(1.359)	(1.431)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.889)	(1.081)	(1.185)	(1.359)	(1.431)
Net Asset Value, End of Period	$37.67	$34.98	$42.66	$42.28	$41.65

Total Return	10.47%	-15.59%	3.77%	4.97%	3.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,636	$37,071	$48,000	$51,083	$57,125
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.68%	2.71%	2.74%	2.63%	2.53%
Portfolio Turnover Rate[2]	13%	7%	9%	26%	8%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.10	$35.49	$35.17	$34.65	$34.71
Investment Operations
Net Investment Income	.747	.903	.946	.940	.816
Net Realized and Unrealized Gain (Loss)
on Investments[1]	2.222	(6.394)	.361	.709	.311
Total from Investment Operations	2.969	(5.491)	1.307	1.649	1.127
Distributions
Dividends from Net Investment Income	(.739)	(.899)	(.987)	(1.129)	(1.187)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.739)	(.899)	(.987)	(1.129)	(1.187)
Net Asset Value, End of Period	$31.33	$29.10	$35.49	$35.17	$34.65

Total Return[2]	10.41%	-15.60%	3.79%	4.94%	3.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,166	$8,060	$8,870	$6,959	$6,801
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.68%	2.71%	2.74%	2.63%	2.53%
Portfolio Turnover Rate [3]	13%	7%	9%	26%	8%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$22.13	$26.99	$26.74	$26.36	$26.42
Investment Operations
Net Investment Income	. 577	. 696.726		.725	. 643
Net Realized and Unrealized Gain (Loss)
on Investments	1.683	(4.865)	.283	.532	.225
Total from Investment Operations	2.260	(4.169)	1.009	1.257	.868
Distributions
Dividends from Net Investment Income	(. 570)	(. 691)	(.759)	(. 877)	(. 928)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 570)	(. 691)	(.759)	(. 877)	(. 928)
Net Asset Value, End of Period	$23.82	$22.13	$26.99	$26.74	$26.36

Total Return[1]	10.42%	-15.57%	3.85%	4.95%	3.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,191	$3,645	$4,002	$3,558	$2,495
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.74%	2.77%	2.66%	2.59%
Portfolio Turnover Rate[2]	13%	7%	9%	26%	8%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$73.61	$89.77	$88.97	$87.68	$87.90
Investment Operations
Net Investment Income	1.928	2.326	2.436	2.426	2.131
Net Realized and Unrealized Gain (Loss)
on Investments[1]	5.630	(16.171)	.904	1.792	.776
Total from Investment Operations	7.558	(13.845)	3.340	4.218	2.907
Distributions
Dividends from Net Investment Income	(1.908)	(2.315)	(2.540)	(2.928)	(3.127)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.908)	(2.315)	(2.540)	(2.928)	(3.127)
Net Asset Value, End of Period	$79.26	$73.61	$89.77	$88.97	$87.68

Total Return[2]	10.48%	-15.55%	3.83%	4.99%	3.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,026	$2,566	$2,754	$2,320	$1,607
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.73%	2.76%	2.79%	2.68%	2.61%
Portfolio Turnover Rate [3]	13%	7%	9%	26%	8%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance

29

Emerging Markets Stock Index Fund

returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate based on short-term interest rates, applied to the notional amount. To mitigate interest rate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the

30

Emerging Markets Stock Index Fund

fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended October 31, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

31

Emerging Markets Stock Index Fund

Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $4,643,000, representing 0.01% of the fund’s net assets and 1.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

32

Emerging Markets Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	8,979,738	733,775	6,045
Common Stocks—Other	1,106,172	50,996,919	155,317
Temporary Cash Investments	1,218,188	66,884	—
Futures Contracts—Assets[1]	3,105	—	—
Swap Contracts—Liabilities	—	(139)	—
Total	11,307,203	51,797,439	161,362
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $2,409,146,000 based on Level 1 inputs were transferred from Level 2 during the fiscal year. Additionally, based on values on the date of transfer, securities valued at $704,360,000 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2016, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

D. At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	December 2016	13,500	609,863	(12,451)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

33

Emerging Markets Stock Index Fund

E. At October 31, 2016, the fund had the following open total return swap contracts:

				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Odontoprev SA	1/19/17	MSCS	6,166	9.118%	(139)
MSCS—Morgan Stanley Capital Services Inc.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2016, the fund realized net foreign currency losses of $697,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2016, the fund realized $215,435,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $21,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at October 31, 2016, the fund had $198,648,000 of ordinary income available for distribution. At October 31, 2016, the fund had available capital losses totaling $9,280,265,000 to offset future net capital gains. Of this amount, $2,105,602,000 is subject to expiration dates; $1,591,794,000 may be used to offset future net capital gains through October 31, 2017, $212,374,000 through October 31, 2018, and $301,434,000 through October 31, 2019. Capital losses of $7,174,663,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $59,681,000 expired on October 31, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2016, the cost of investment securities for tax purposes was $62,796,859,000. Net unrealized appreciation of investment securities for tax purposes was $466,179,000, consisting of unrealized gains of $11,500,043,000 on securities that had risen in value since their purchase and $11,033,864,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the year ended October 31, 2016, the fund purchased $13,450,074,000 of investment securities and sold $7,883,014,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,990,301,000 and $1,021,634,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

34

Emerging Markets Stock Index Fund

H. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	246,846	11,404	364,606	14,768
Issued in Lieu of Cash Distributions	33,853	1,520	43,224	1,839
Redeemed	(391,754)	(18,106)	(545,724)	(21,958)
Net Increase (Decrease)—Investor Shares	(111,055)	(5,182)	(137,894)	(5,351)
ETF Shares
Issued	6,502,086	179,818	2,723,101	66,677
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,662,446)	(54,600)	(4,628,926)	(132,000)
Net Increase (Decrease)—ETF Shares	4,839,640	125,218	(1,905,825)	(65,323)
Admiral Shares
Issued	2,310,990	81,410	2,379,828	73,134
Issued in Lieu of Cash Distributions	183,978	6,293	207,486	6,725
Redeemed	(2,024,164)	(72,200)	(1,712,861)	(52,780)
Net Increase (Decrease)—Admiral Shares	470,804	15,503	874,453	27,079
Institutional Shares
Issued	1,295,401	60,195	1,464,969	59,422
Issued in Lieu of Cash Distributions	90,635	4,081	97,029	4,142
Redeemed	(1,154,304)	(53,098)	(1,181,140)	(47,125)
Net Increase (Decrease)—Institutional Shares	231,732	11,178	380,858	16,439
Institutional Plus Shares
Issued	596,491	8,606	622,489	7,130
Issued in Lieu of Cash Distributions	69,387	940	69,085	885
Redeemed	(432,825)	(6,232)	(327,950)	(3,832)
Net Increase (Decrease)—Institutional Plus Shares	233,053	3,314	363,624	4,183

I. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

35

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Emerging Markets Stock Index Fund: In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Emerging Markets Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

Special 2016 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $551,616,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,549,342,000 and foreign taxes paid of $166,497,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2017 to determine the calendar-year amounts to be included on their 2016 tax returns.

36

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2016. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Emerging Markets Stock Index Fund Investor Shares
Periods Ended October 31, 2016

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	10.21%	0.81%	3.34%
Returns After Taxes on Distributions	9.31	0.08	2.80
Returns After Taxes on Distributions and Sale of Fund Shares	5.96	0.55	2.64

37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

38

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	4/30/2016	10/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,100.59	$1.58
FTSE Emerging Markets ETF Shares	1,000.00	1,102.16	0.69
Admiral Shares	1,000.00	1,101.79	0.74
Institutional Shares	1,000.00	1,101.78	0.58
Institutional Plus Shares	1,000.00	1,102.11	0.48
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.63	$1.53
FTSE Emerging Markets ETF Shares	1,000.00	1,024.48	0.66
Admiral Shares	1,000.00	1,024.43	0.71
Institutional Shares	1,000.00	1,024.58	0.56
Institutional Plus Shares	1,000.00	1,024.68	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.30% for Investor Shares, 0.13% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional
Shares, and 0.09% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

39

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

40

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

41

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and
Other Experience: President and Chief Operating
Officer (retired 2010) of Corning Incorporated
(communications equipment); Chairman of the
Board of Trustees of Colby-Sawyer College;
Member of the Advisory Board of the Norris
Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and Other
Experience: Head of Global Fund Accounting at The
Vanguard Group, Inc.; Controller of each of the invest-
ment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard Group,
Inc.; General Counsel of The Vanguard Group; Secretary
of The Vanguard Group and of each of the investment
companies served by The Vanguard Group; Director
and Senior Vice President of Vanguard Marketing
Corporation; Managing Director and General Counsel
of Global Cards and Consumer Services at Citigroup
(2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
Text Telephone for People	Global Debt Capital Markets Inc. (”FTSE TMX”). All
Who Are Deaf or Hard of Hearing > 800-749-7273	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5330 122016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2016: $318,000
Fiscal Year Ended October 31, 2015: $307,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2016: $9,629,849
Fiscal Year Ended October 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2016: $2,717,627
Fiscal Year Ended October 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2016: $254,050
Fiscal Year Ended October 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2016: $214,225
Fiscal Year Ended October 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2016: $468,275
Fiscal Year Ended October 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.9%)[1]
Austria (0.5%)
	Erste Group Bank AG	528,601	16,576
	OMV AG	266,276	8,310
	voestalpine AG	210,643	7,462
	ANDRITZ AG	132,154	6,910
	BUWOG AG	167,955	4,060
	IMMOFINANZ AG	1,671,121	3,597
*	Raiffeisen Bank International AG	217,730	3,566
	Wienerberger AG	215,433	3,443
	CA Immobilien Anlagen AG	130,235	2,363
	Conwert Immobilien Invest SE	129,439	2,296
	Oesterreichische Post AG	63,070	2,176
	Lenzing AG	16,454	2,144
	Verbund AG	120,727	2,013
	Mayr Melnhof Karton AG	13,910	1,541
	Telekom Austria AG Class A	260,973	1,499
	Schoeller-Bleckmann Oilfield Equipment AG	19,862	1,407
	Vienna Insurance Group AG Wiener Versicherung Gruppe	68,960	1,359
	UNIQA Insurance Group AG	192,102	1,237
	RHI AG	47,268	1,190
	S IMMO AG	95,903	1,029
	Strabag SE	28,809	967
	DO & CO AG	11,749	910
	Zumtobel Group AG	47,769	838
	EVN AG	57,286	670
	Palfinger AG	21,181	641
	Semperit AG Holding	17,913	486
*,^	Flughafen Wien AG	18,215	442
	Kapsch TrafficCom AG	9,843	441
			79,573
Belgium (2.2%)
*	Anheuser-Busch InBev SA/NV	1,467,974	168,480
*	KBC Group NV	506,910	30,902
	UCB SA	221,988	15,022
	Solvay SA Class A	130,043	14,918
	Ageas	368,713	13,470
	Groupe Bruxelles Lambert SA	142,839	12,279
	Umicore SA	168,913	10,267
	Proximus SADP	257,804	7,379
	Colruyt SA	121,987	6,557
	Ackermans & van Haaren NV	45,759	6,351
	bpost SA	185,341	4,931
*	Telenet Group Holding NV	90,230	4,831
	Cofinimmo SA	37,403	4,379
	Ontex Group NV	135,061	4,085
	Sofina SA	28,715	4,011
	Bekaert SA	63,883	2,840
	Melexis NV	39,448	2,583
	Elia System Operator SA/NV	47,402	2,453
	Warehouses De Pauw CVA	26,092	2,404
	D'ieteren SA/NV	49,684	2,190
	Befimmo SA	34,738	2,025
*	Aedifica SA	23,661	1,963
	Gimv NV	36,262	1,952
	Euronav NV	241,310	1,888
	Ion Beam Applications	35,106	1,667
*	Tessenderlo Chemie NV (Voting Shares)	43,947	1,467
	Econocom Group SA/NV	96,756	1,439
	Cie d'Entreprises CFE	12,571	1,386
*	AGFA-Gevaert NV	325,534	1,353
*	Orange Belgium SA	54,525	1,228
	Barco NV	14,649	1,152

1

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	KBC Ancora	29,836	1,132
	Kinepolis Group NV	22,442	1,010
	Van de Velde NV	13,291	936
*,^	Nyrstar (Voting Shares)	167,522	860
	EVS Broadcast Equipment SA	17,867	625
	Wereldhave Belgium NV	3,820	478
			342,893
Denmark (2.8%)
	Novo Nordisk A/S Class B	3,395,967	120,983
	Danske Bank A/S	1,373,356	42,367
	Vestas Wind Systems A/S	403,228	32,305
	Pandora A/S	203,944	26,524
	AP Moller - Maersk A/S Class B	11,564	17,738
	Carlsberg A/S Class B	195,232	17,589
	DSV A/S	340,786	16,501
*	Genmab A/S	100,043	16,475
	Novozymes A/S	411,571	15,268
	ISS A/S	340,218	13,356
	Coloplast A/S Class B	185,000	12,888
	AP Moller - Maersk A/S Class A	7,718	11,281
	Chr Hansen Holding A/S	161,781	9,689
*	TDC A/S	1,478,394	8,151
	Jyske Bank A/S	130,087	5,898
*,2	DONG Energy A/S	145,360	5,760
	GN Store Nord A/S	272,376	5,521
	Tryg A/S	208,110	4,058
	Sydbank A/S	128,793	4,022
	William Demant Holding A/S	207,257	3,856
*	H Lundbeck A/S	110,373	3,557
	SimCorp A/S	62,348	3,443
	Royal Unibrew A/S	71,440	3,342
^	FLSmidth & Co. A/S	90,522	3,284
*	Topdanmark A/S	118,907	3,200
	NKT Holding A/S	44,734	3,012
	Dfds A/S	55,570	2,685
^	Ambu A/S Class B	43,751	2,267
	Rockwool International A/S Class B	11,794	1,973
*,^	Bavarian Nordic A/S	54,464	1,845
2	Scandinavian Tobacco Group A/S	89,728	1,552
	Spar Nord Bank A/S	151,169	1,516
	ALK-Abello A/S	10,274	1,390
	Schouw & Co. AB	21,702	1,377
	Matas A/S	61,827	1,200
	Alm Brand A/S	120,582	907
*,^	Bang & Olufsen A/S	61,177	676
	Solar A/S Class B	10,978	603
*,^	D/S Norden A/S	18,961	270
			428,329
Finland (1.8%)
	Nokia Oyj	10,513,658	46,939
	Sampo Oyj Class A	864,682	39,615
	Kone Oyj Class B	700,536	32,233
	UPM-Kymmene Oyj	982,164	22,847
	Fortum Oyj	820,724	13,681
	Wartsila OYJ Abp	287,846	12,439
	Neste Oyj	235,034	10,140
	Stora Enso Oyj	1,066,252	10,076
	Elisa Oyj	294,691	9,929
	Nokian Renkaat Oyj	249,225	8,359
	Orion Oyj Class B	186,837	7,953
	Huhtamaki Oyj	188,352	7,601
	Metso Oyj	247,072	6,478
	Kesko Oyj Class B	124,310	6,177
	Amer Sports Oyj	214,142	5,827

2

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Tieto Oyj	135,372	3,714
	Valmet Oyj	247,243	3,671
	Konecranes Oyj	106,366	3,623
	Cargotec Oyj Class B	76,379	3,132
*	Outokumpu Oyj	375,270	2,616
^	Metsa Board Oyj	413,767	2,377
	Sponda Oyj	453,631	2,148
	YIT Oyj	233,359	1,946
	Citycon Oyj	753,031	1,765
	Kemira Oyj	137,901	1,643
	Uponor Oyj	95,536	1,625
^	Caverion Corp.	220,729	1,588
*,^	Outotec Oyj	334,566	1,457
	Sanoma Oyj	152,449	1,426
	Cramo Oyj	45,631	1,196
	Oriola-KD Oyj	224,026	1,050
	Ramirent Oyj	119,552	881
	Raisio Oyj	202,935	848
*	Finnair Oyj	120,744	535
^	F-Secure Oyj	117,927	417
*,^	Stockmann OYJ Abp Class B	51,685	386
			278,338
France (14.4%)
	TOTAL SA	3,958,249	189,620
	Sanofi	2,053,898	159,833
	BNP Paribas SA	1,798,456	104,281
	LVMH Moet Hennessy Louis Vuitton SE	460,992	83,929
	AXA SA	3,544,985	79,983
	Danone SA	1,045,391	72,507
	Schneider Electric SE	998,287	67,135
	Vinci SA	857,828	62,124
	Airbus Group SE	1,005,962	59,734
	Orange SA	3,507,427	55,185
	Societe Generale SA	1,347,610	52,567
	Pernod Ricard SA	390,653	46,458
	Essilor International SA	372,442	41,853
	L'Oreal SA Loyalty Line	232,325	41,623
	Vivendi SA	2,024,839	40,984
	Cie de Saint-Gobain	877,069	38,945
^	Engie SA	2,644,386	38,137
	Safran SA	544,319	37,455
	Air Liquide SA	368,372	37,431
	L'Oreal SA	201,798	36,154
	Cie Generale des Etablissements Michelin	331,926	35,950
	Air Liquide SA (Prime de fidelite)	337,631	34,308
	Kering	137,164	30,433
	Legrand SA	489,327	27,646
	Renault SA	317,214	27,586
	Carrefour SA	1,043,692	27,354
	Publicis Groupe SA	377,582	25,902
*	Valeo SA	435,192	25,113
	Capgemini SA	293,267	24,288
	Veolia Environnement SA	897,897	19,617
	Sodexo SA	163,120	18,942
	Dassault Systemes	232,658	18,416
	Christian Dior SE	95,027	18,328
	Thales SA	192,745	18,134
	Hermes International	43,923	17,794
	Atos SE	167,005	17,331
	Credit Agricole SA	1,530,944	16,517
	Klepierre	377,664	15,434
	SES SA Class A	657,266	15,121
	Technip SA	215,989	14,335
	Arkema SA	131,213	12,442

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Accor SA	318,624	12,091
	Bouygues SA	357,102	11,641
	Teleperformance	104,942	11,088
	Gecina SA	73,687	10,744
	STMicroelectronics NV	1,131,607	10,740
*	Peugeot SA	715,791	10,719
	Eiffage SA	132,344	9,798
	Suez	593,586	9,402
	SCOR SE	288,931	9,357
	Iliad SA	43,075	9,030
	Bureau Veritas SA	474,927	8,970
	Edenred	379,516	8,783
	Zodiac Aerospace	357,111	8,679
	Natixis SA	1,712,374	8,664
	Ingenico Group SA	99,864	7,899
	Groupe Eurotunnel SE	841,300	7,874
	Rexel SA	555,756	7,708
*	Alstom SA	283,627	7,622
	Eurofins Scientific SE	16,524	7,509
	SEB SA	49,506	7,286
	Societe BIC SA	49,353	6,841
	Eutelsat Communications SA	320,666	6,720
	Orpea	77,124	6,419
	Wendel SA	55,072	6,336
	Rubis SCA	68,384	6,236
	Bollore SA	1,787,809	5,886
	Fonciere Des Regions	65,769	5,748
2	Elior Group	241,211	5,419
	Lagardere SCA	211,980	5,398
	Aeroports de Paris	53,147	5,368
	Credit Agricole SA Loyalty Line	497,173	5,364
2	Euronext NV	129,084	5,169
	Casino Guichard Perrachon SA	103,821	5,168
	CNP Assurances	297,421	5,151
	Faurecia	136,093	5,017
	Imerys SA	69,337	4,828
*	Ubisoft Entertainment SA	139,400	4,743
	ICADE	65,415	4,698
	SFR Group SA	168,728	4,547
	Eurazeo SA	76,412	4,400
	Ipsen SA	62,677	4,333
	Electricite de France SA	385,788	4,325
	JCDecaux SA	136,600	4,178
	Nexity SA	78,122	3,922
	Technicolor SA	670,709	3,918
2	Amundi SA	78,120	3,831
	BioMerieux	26,195	3,816
	Remy Cointreau SA	43,869	3,557
	Plastic Omnium SA	105,995	3,456
*	Nexans SA	60,683	3,449
	Altran Technologies SA	212,578	3,033
*	Sartorius Stedim Biotech	44,017	2,970
	Alten SA	41,465	2,963
*	Vallourec SA	536,553	2,637
	Elis SA	157,762	2,621
*	DBV Technologies SA	37,873	2,611
	Euler Hermes Group	28,828	2,501
	Havas SA	302,136	2,459
	Sopra Steria Group	23,325	2,373
	Korian SA	70,736	2,167
	Metropole Television SA	121,466	2,116
	SPIE SA	109,743	2,074
*,2	Worldline SA/France	74,359	2,042
	IPSOS	62,107	2,028

4

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Neopost SA	62,759	1,901
	Vicat SA	28,789	1,810
*	Groupe Fnac SA	25,390	1,733
^	Television Francaise 1	186,807	1,721
	Tarkett SA	46,524	1,657
*,^	Air France-KLM	271,367	1,654
	Mercialys SA	78,218	1,620
	Electricite de France SA Loyalty Line	122,442	1,373
	Trigano SA	18,323	1,296
	Faiveley Transport SA	11,671	1,272
*	Virbac SA	7,880	1,254
*,2	Europcar Groupe SA	131,159	1,219
	Gaztransport Et Technigaz SA	34,438	1,164
	Coface SA	154,361	1,000
^	CGG SA	37,505	991
*,^	Etablissements Maurel et Prom	221,852	977
*,^	Genfit	51,982	973
	Boiron SA	9,687	819
*	Eramet	16,877	792
	FFP	10,444	769
^	Rallye SA	41,032	743
	Vilmorin & Cie SA	12,093	727
	Beneteau SA	59,221	685
*	Fonciere de Paris SIIC	4,667	678
	Assystem	20,994	629
	Bonduelle SCA	25,794	611
^	Bourbon Corp.	45,936	599
	Guerbet	9,331	555
	Albioma SA	33,290	550
	Interparfums SA	17,165	493
	Derichebourg SA	147,311	461
	Mersen	20,538	411
	Direct Energie	10,921	407
	Jacquet Metal Service	24,187	406
	GL Events	21,932	391
*,^	Parrot SA	36,713	326
	Manitou BF SA	16,467	297
*	Esso SA Francaise	5,970	240
	Haulotte Group SA	17,128	237
	Union Financiere de France BQE SA	6,570	175
*	Stallergenes Greer plc	5,371	172
*	Euro Disney SCA	100,136	127
			2,211,284
Germany (14.3%)
	Siemens AG	1,398,861	158,936
	Bayer AG	1,522,417	151,161
	BASF SE	1,698,847	149,971
	SAP SE	1,644,643	144,893
	Allianz SE	837,961	130,810
	Daimler AG	1,757,817	125,407
	Deutsche Telekom AG	5,913,660	96,483
	adidas AG	368,074	60,473
	Linde AG	340,364	56,217
	Deutsche Post AG	1,747,188	54,182
	Bayerische Motoren Werke AG	597,460	52,126
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	262,596	50,986
	Fresenius SE & Co. KGaA	672,375	49,680
	Volkswagen AG Preference Shares	337,451	46,526
	Henkel AG & Co. KGaA Preference Shares	319,185	41,025
	Continental AG	198,503	38,131
	Infineon Technologies AG	2,064,508	37,131
*	Deutsche Bank AG	2,540,393	36,738
	Fresenius Medical Care AG & Co. KGaA	398,482	32,458
	Vonovia SE	858,879	30,280

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Deutsche Boerse AG	352,116	27,496
	HeidelbergCement AG	268,178	25,369
	E.ON SE	3,453,978	25,314
	Merck KGaA	237,492	24,445
	Henkel AG & Co. KGaA	214,760	23,663
	Deutsche Wohnen AG	619,696	20,247
	thyssenkrupp AG	782,210	18,150
	ProSiebenSat.1 Media SE	392,895	16,933
	Beiersdorf AG	183,736	16,198
	Symrise AG	224,084	15,389
	Porsche Automobil Holding SE Preference Shares	282,429	15,262
	Brenntag AG	284,515	15,210
*	RWE AG	886,097	14,097
	Commerzbank AG	1,918,079	13,063
	GEA Group AG	327,369	12,680
	Hannover Rueck SE	111,328	12,420
	LANXESS AG	168,671	10,816
*	QIAGEN NV	413,341	10,109
	Wirecard AG	211,612	10,045
	MTU Aero Engines AG	94,220	9,839
	LEG Immobilien AG	116,141	9,797
*,2	Innogy SE	238,215	9,460
	METRO AG	301,391	9,028
	Evonik Industries AG	283,802	8,888
	United Internet AG	215,710	8,869
	OSRAM Licht AG	153,746	8,732
*,2	Zalando SE	192,551	8,467
	Volkswagen AG	54,386	8,130
	Bayerische Motoren Werke AG Preference Shares	99,970	7,590
	HUGO BOSS AG	117,479	7,387
	KION Group AG	119,774	7,237
^	K&S AG	355,103	7,191
*,2	Covestro AG	116,035	6,871
	MAN SE	63,908	6,541
*	KUKA AG	54,574	6,193
	Fuchs Petrolub SE Preference Shares	128,312	5,743
	STADA Arzneimittel AG	114,197	5,727
	Freenet AG	197,504	5,662
	RTL Group SA	71,643	5,615
	Deutsche Lufthansa AG	430,163	5,506
	HOCHTIEF AG	39,827	5,438
	Rheinmetall AG	77,155	5,356
*	Dialog Semiconductor plc	129,769	5,103
	Sartorius AG Preference Shares	62,967	4,957
*	Uniper SE	370,369	4,930
	Telefonica Deutschland Holding AG	1,261,666	4,893
	TUI AG-DI	383,129	4,875
	Aurubis AG	82,672	4,310
	Gerresheimer AG	56,979	4,298
	Axel Springer SE	82,319	4,124
	Fraport AG Frankfurt Airport Services Worldwide	68,068	4,041
	Rational AG	7,630	3,965
	Aareal Bank AG	108,282	3,917
	Suedzucker AG	144,892	3,717
	Deutsche EuroShop AG	85,575	3,699
	TAG Immobilien AG	261,535	3,487
^	Drillisch AG	75,024	3,428
	Software AG	92,613	3,366
	Fielmann AG	46,824	3,250
	Hella KGaA Hueck & Co.	82,907	3,164
*	Nordex SE	116,564	3,070
	alstria office REIT-AG	234,899	3,030
	Jungheinrich AG Preference Shares	89,815	2,836
	Krones AG	27,002	2,754

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Norma Group SE	57,711	2,655
	Wacker Chemie AG	27,478	2,451
	FUCHS PETROLUB SE	61,192	2,421
	Salzgitter AG	71,037	2,335
	Leoni AG	61,342	2,327
	GRENKE AG	13,030	2,268
	CTS Eventim AG & Co. KGaA	61,796	2,218
	Bechtle AG	20,854	2,193
	Talanx AG	69,486	2,157
^	Stroeer SE & Co. KGaA	47,101	2,155
*,^	Bilfinger SE	61,104	2,152
	TLG Immobilien AG	101,360	2,125
	Nemetschek SE	33,578	2,094
*	MorphoSys AG	47,120	2,092
*	Kloeckner & Co. SE	166,189	2,075
*	Schaeffler AG Preference Shares	134,092	2,033
	Indus Holding AG	34,028	2,008
2	ADO Properties SA	53,584	1,959
	Duerr AG	25,918	1,933
2	Deutsche Pfandbriefbank AG	185,523	1,908
	RHOEN-KLINIKUM AG	68,316	1,902
	CompuGroup Medical SE	41,653	1,846
*	PATRIZIA Immobilien AG	79,531	1,646
	DMG Mori AG	34,736	1,590
	Pfeiffer Vacuum Technology AG	17,449	1,583
*	zooplus AG	11,113	1,582
	Sixt SE	24,616	1,494
	Sixt SE Preference Shares	32,206	1,438
*,2	Tele Columbus AG	180,694	1,428
*,^	SGL Carbon SE	111,926	1,397
	Takkt AG	58,275	1,382
	KWS Saat SE	3,889	1,272
	Puma SE	4,971	1,239
*	Vossloh AG	20,195	1,228
	BRAAS Monier Building Group SA	41,593	1,199
	Jenoptik AG	67,991	1,168
*,^	Heidelberger Druckmaschinen AG	425,530	1,130
	Carl Zeiss Meditec AG	30,235	1,088
	XING AG	5,240	1,069
*	Wincor Nixdorf AG	12,963	944
^	BayWa AG	27,549	926
	Draegerwerk AG & Co. KGaA Preference Shares	12,656	904
	Deutz AG	176,692	874
	ElringKlinger AG	56,190	870
	Bertrandt AG	8,181	870
*	HeidelbergCement AG (Milan Shares)	8,655	817
	DIC Asset AG	81,773	785
*	AIXTRON SE	151,756	752
*	Wuestenrot & Wuerttembergische AG	37,071	738
	Deutsche Beteiligungs AG	19,285	652
*,2	Hapag-Lloyd AG	31,597	629
	Gerry Weber International AG	48,792	609
	RWE AG Preference Shares	52,183	604
	comdirect bank AG	57,063	579
	Hamburger Hafen und Logistik AG	36,413	579
	Wacker Neuson SE	40,721	563
*	H&R GmbH & Co. KGaA	28,131	521
^	SMA Solar Technology AG	19,545	502
	Hornbach Baumarkt AG	15,377	485
	Biotest AG Preference Shares	33,095	461
	Draegerwerk AG & Co. KGaA	6,552	418
	CropEnergies AG	46,603	264
	Biotest AG	13,549	242
			2,210,829

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
Ireland (0.5%)
	Kerry Group plc Class A	268,064	19,455
*	Bank of Ireland	50,715,735	10,856
	Smurfit Kappa Group plc	433,742	9,523
	Kingspan Group plc	325,165	7,963
*	Ryanair Holdings plc ADR	103,091	7,741
	Glanbia plc	324,246	5,282
	C&C Group plc	602,119	2,310
	Green REIT plc	1,236,761	1,847
	Hibernia REIT plc	1,245,641	1,754
	Origin Enterprises plc	227,588	1,411
	Irish Continental Group plc	292,972	1,367
*	Permanent TSB Group Holdings plc	232,610	633
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			70,142
Isle of Man (0.0%)
*	Paysafe Group plc	895,840	4,735

Italy (3.7%)
	Eni SPA	4,536,993	65,842
	Enel SPA	14,010,558	60,236
	Intesa Sanpaolo SPA (Registered)	22,121,265	51,292
	Assicurazioni Generali SPA	2,314,510	29,897
	UniCredit SPA	9,798,308	24,316
	Snam SPA	4,514,500	23,786
	Atlantia SPA	879,627	21,537
	Luxottica Group SPA	328,457	16,355
*,^	Telecom Italia SPA (Registered)	18,328,242	15,933
	CNH Industrial NV	1,692,207	13,138
	Terna Rete Elettrica Nazionale SPA	2,621,661	12,833
	Ferrari NV	243,513	12,821
	Tenaris SA	867,592	12,271
	Fiat Chrysler Automobiles NV	1,612,742	11,823
	Prysmian SPA	380,215	9,455
	EXOR SPA	207,056	8,803
*	Leonardo-Finmeccanica SPA	705,713	8,593
	Telecom Italia SPA (Bearer)	11,019,539	7,822
	Mediobanca SPA	1,029,119	7,539
2	Poste Italiane SPA	843,911	5,618
	Davide Campari-Milano SPA	524,959	5,287
	Recordati SPA	186,113	5,263
	Moncler SPA	271,639	4,522
^	Banco Popolare SC	1,519,457	4,386
*	Saipem SPA	10,600,424	4,359
^	Unione di Banche Italiane SPA	1,564,595	4,317
	FinecoBank Banca Fineco SPA	728,610	4,258
	Banca Popolare dell'Emilia Romagna SC	890,625	4,185
	Mediaset SPA	1,354,078	3,872
	A2A SPA	2,835,702	3,862
	UnipolSai SPA	1,940,204	3,708
	Intesa Sanpaolo SPA	1,711,525	3,706
^	Banca Popolare di Milano Scarl	7,951,652	3,644
	Brembo SPA	53,844	3,334
*	Yoox Net-A-Porter Group SPA	114,594	3,296
	Banca Mediolanum SPA	461,851	3,193
	Hera SPA	1,222,410	3,125
^	Salvatore Ferragamo SPA	115,531	2,824
	Azimut Holding SPA	175,223	2,813
	Banca Popolare di Sondrio SCPA	833,020	2,781
	Unipol Gruppo Finanziario SPA	907,973	2,780
	Cerved Information Solutions SPA	345,113	2,778
	DiaSorin SPA	44,178	2,715
	Buzzi Unicem SPA	132,117	2,569
	De' Longhi SPA	105,478	2,468

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Interpump Group SPA	151,775	2,434
	Banca Generali SPA	103,732	2,307
	Ansaldo STS SPA	187,036	2,150
2	Infrastrutture Wireless Italiane SPA	430,710	2,036
2	Anima Holding SPA	414,233	2,018
	Autogrill SPA	231,908	1,933
^	Societa Cattolica di Assicurazioni SCRL	309,806	1,873
	Industria Macchine Automatiche SPA	27,824	1,721
	Iren SPA	913,801	1,640
	Parmalat SPA	596,694	1,577
	Amplifon SPA	143,137	1,512
*	Ei Towers SPA	31,209	1,470
^	Tod's SPA	25,053	1,464
*,^	Banca Monte dei Paschi di Siena SPA	4,758,225	1,274
2	OVS SPA	225,717	1,237
	Societa Iniziative Autostradali e Servizi SPA	126,470	1,184
	Beni Stabili SpA SIIQ	1,966,201	1,146
^	Saras SPA	647,439	1,125
	Banca IFIS SPA	38,655	1,120
	ACEA SPA	86,029	1,114
	MARR SPA	58,599	1,079
	Brunello Cucinelli SPA	49,856	988
	Danieli & C Officine Meccaniche SPA RSP	72,389	970
	ERG SPA	86,590	962
	Credito Valtellinese SC	2,075,530	913
	Reply SPA	7,163	900
^	Salini Impregilo SPA	292,212	814
	Datalogic SPA	37,613	789
	Buzzi Unicem SPA RSP	76,287	779
	Italmobiliare SPA	16,326	775
^	Credito Emiliano SPA	134,130	756
2	RAI Way SPA	187,560	734
*	Safilo Group SPA	62,173	651
	ASTM SPA	57,886	625
	CIR-Compagnie Industriali Riunite SPA	560,182	624
^	Piaggio & C SPA	342,710	597
	Immobiliare Grande Distribuzione SIIQ SPA	702,597	541
^	Cairo Communication SPA	115,084	494
*,^	Banca Carige SPA	1,323,517	452
	Cementir Holding SPA	90,352	441
*,^	Fincantieri SPA	972,674	441
	Danieli & C Officine Meccaniche SPA	23,099	431
	Esprinet SPA	53,275	395
*	Gruppo Editoriale L'Espresso SPA	386,076	321
	Geox SPA	146,782	316
	Cofide SPA	734,900	312
*	Juventus Football Club SPA	936,139	301
*,^	Arnoldo Mondadori Editore SPA	285,378	282
	DeA Capital SPA	216,354	256
^	Astaldi SPA	63,339	256
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	232,091	249
	Zignago Vetro SPA	39,469	239
	Falck Renewables SPA	149,610	134
*	EXOR SPA Rights Exp. 11/09/2016	210,136	—
			561,107
Netherlands (5.0%)
	Unilever NV	2,865,071	119,835
	ING Groep NV	7,109,259	93,324
	ASML Holding NV	590,562	62,478
*	Koninklijke Ahold Delhaize NV	2,326,236	53,067
	Koninklijke Philips NV	1,678,400	50,574
	Unibail-Rodamco SE	180,991	42,961
	Heineken NV	397,683	32,757
	Akzo Nobel NV	456,486	29,494

9

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	RELX NV (London Shares)	1,675,265	28,249
*	ArcelorMittal	3,370,992	22,778
	Wolters Kluwer NV	537,707	20,793
	Koninklijke DSM NV	322,060	20,700
	Koninklijke KPN NV	5,736,351	18,705
	NN Group NV	595,338	17,933
	Aegon NV	3,537,628	15,304
	Heineken Holding NV	180,002	13,850
*	Altice NV Class A	689,879	12,724
	Randstad Holding NV	203,094	10,446
2	ABN AMRO Group NV	393,832	9,090
	Gemalto NV	149,505	8,123
	Koninklijke Vopak NV	121,261	6,120
	Aalberts Industries NV	176,404	5,571
	Delta Lloyd NV	828,928	5,008
	Boskalis Westminster	152,096	4,905
	SBM Offshore NV	334,391	4,800
	IMCD Group NV	98,064	4,241
*	Galapagos NV	68,120	4,145
*	Altice NV Class B	216,935	4,039
	APERAM SA	84,712	3,853
*	PostNL NV	817,785	3,851
	ASM International NV	88,636	3,781
	Eurocommercial Properties NV	81,357	3,461
	Wereldhave NV	74,221	3,322
	TKH Group NV	78,972	3,039
	Corbion NV	104,931	2,421
2	GrandVision NV	94,342	2,160
*,^	OCI NV	153,498	2,131
	BE Semiconductor Industries NV	62,349	2,031
*	Fugro NV	109,975	1,967
	Koninklijke BAM Groep NV	399,564	1,859
*,^	TomTom NV	222,199	1,797
2	Flow Traders	54,947	1,696
	Arcadis NV	123,980	1,632
2	Refresco Group NV	105,454	1,540
	Vastned Retail NV	34,873	1,342
	Wessanen	94,835	1,133
	Accell Group	44,443	1,112
	NSI NV	262,454	1,030
	Brunel International NV	38,161	623
	BinckBank NV	102,001	605
			768,400
Norway (1.2%)
^	Statoil ASA	1,765,910	28,830
	DNB ASA	1,774,060	25,647
	Telenor ASA	1,278,400	20,333
	Orkla ASA	1,438,581	13,584
	Marine Harvest ASA	684,377	12,419
	Yara International ASA	322,730	11,400
	Norsk Hydro ASA	2,452,942	10,966
	Gjensidige Forsikring ASA	316,796	5,676
*,^	Subsea 7 SA	503,378	5,635
*	Storebrand ASA	830,213	4,270
	TGS Nopec Geophysical Co. ASA	184,897	3,740
	Schibsted ASA Class B	162,767	3,667
	Schibsted ASA Class A	149,769	3,590
	Salmar ASA	92,997	3,018
*	Aker BP ASA	185,841	2,974
^	Tomra Systems ASA	271,272	2,945
	Bakkafrost P/F	61,080	2,561
	Leroy Seafood Group ASA	46,586	2,463
2	XXL ASA	182,186	2,280
	Veidekke ASA	131,424	1,964

10

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
2	Entra ASA	167,444	1,795
	SpareBank 1 SMN	231,628	1,704
	Aker ASA	44,347	1,636
	Atea ASA	175,469	1,571
*,^	Seadrill Ltd.	656,264	1,395
*	Opera Software ASA	192,956	1,360
	Kongsberg Gruppen ASA	92,809	1,325
	SpareBank 1 SR-Bank ASA	217,769	1,298
	Austevoll Seafood ASA	133,128	1,200
*,2	Aker Solutions ASA	261,333	1,199
*,^	Nordic Semiconductor ASA	279,542	1,119
*,^	Petroleum Geo-Services ASA	400,819	1,076
*,^	DNO ASA	1,183,964	1,010
	Hoegh LNG Holdings Ltd.	76,914	806
*,^	Norwegian Air Shuttle ASA	21,073	711
^	Ocean Yield ASA	75,805	633
	Norwegian Property ASA	467,128	609
*,^	REC Silicon ASA	3,803,657	475
*,^	Akastor ASA	339,876	468
	Stolt-Nielsen Ltd.	34,424	423
*	Treasure ASA	153,272	340
	Wilh Wilhelmsen ASA	103,093	326
^,2	BW LPG Ltd.	100,886	325
*	Prosafe SE Class A	1,303,496	44
			190,810
Other (0.0%) [3]
	Diebold Inc.	26,549	579

Portugal (0.3%)
	Galp Energia SGPS SA	947,398	12,845
	EDP - Energias de Portugal SA	3,522,362	11,642
	Jeronimo Martins SGPS SA	454,920	7,817
	NOS SGPS SA	410,428	2,727
	EDP Renovaveis SA	358,345	2,707
	CTT-Correios de Portugal SA	265,100	1,754
	REN - Redes Energeticas Nacionais SGPS SA	511,483	1,495
	Sonae SGPS SA	1,765,448	1,404
^	Banco Comercial Portugues SA	1,007,576	1,342
	Navigator Co. SA	451,234	1,322
*	Banco BPI SA	638,456	793
	Semapa-Sociedade de Investimento e Gestao	44,815	575
	Altri SGPS SA	135,891	473
^	Mota-Engil SGPS SA	156,825	306
	Sonaecom SGPS SA	78,110	219
*	Banco Espirito Santo SA	8,371,877	17
			47,438
Spain (5.1%)
	Banco Santander SA	26,515,106	129,925
	Banco Bilbao Vizcaya Argentaria SA	11,849,532	85,301
	Telefonica SA	7,880,006	80,066
	Iberdrola SA	10,393,273	70,731
	Industria de Diseno Textil SA	1,950,921	68,073
	Amadeus IT Group SA	761,194	35,825
*	Repsol SA	2,020,045	28,205
2	Aena SA	118,812	17,410
^	Abertis Infraestructuras SA	1,157,020	17,150
*	Ferrovial SA	879,685	17,090
*	Red Electrica Corp. SA	798,422	16,633
	CaixaBank SA	4,777,500	14,416
	Endesa SA	582,402	12,362
	Grifols SA	612,645	12,089
	Enagas SA	418,860	12,007
*	Banco de Sabadell SA	8,822,860	11,781
	Gas Natural SDG SA	565,458	11,131

11

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Bankinter SA	1,278,135	9,769
*	ACS Actividades de Construccion y Servicios SA	311,129	9,517
	Gamesa Corp. Tecnologica SA	410,495	9,478
	Bankia SA	8,430,010	7,406
	Grifols SA Preference Shares	475,697	6,833
	Merlin Properties Socimi SA	593,440	6,658
*	Banco Popular Espanol SA	5,688,793	6,224
	Distribuidora Internacional de Alimentacion SA	1,138,809	6,083
	Mapfre SA	1,882,812	5,585
^	Bolsas y Mercados Espanoles SHMSF SA	142,458	4,305
2	Cellnex Telecom SA	257,692	4,226
	Viscofan SA	84,540	3,980
	Mediaset Espana Comunicacion SA	334,209	3,730
	Acciona SA	47,645	3,621
	Ebro Foods SA	158,723	3,423
*	Acerinox SA	259,836	3,198
	Inmobiliaria Colonial SA	430,514	3,036
	Zardoya Otis SA	353,922	2,981
	Prosegur Cia de Seguridad SA	381,586	2,767
	Grupo Catalana Occidente SA	83,901	2,642
	Melia Hotels International SA	213,252	2,633
*	Indra Sistemas SA	212,207	2,624
	Applus Services SA	237,303	2,277
	Tecnicas Reunidas SA	58,085	2,173
	Hispania Activos Inmobiliarios SOCIMI SA	167,214	2,054
*,^,2	Euskaltel SA	180,118	1,812
	CIE Automotive SA	87,053	1,792
	Vidrala SA	30,136	1,728
*	NH Hotel Group SA	389,222	1,717
	Faes Farma SA	448,947	1,648
	Almirall SA	110,148	1,583
	Axiare Patrimonio SOCIMI SA	106,910	1,519
	Cia de Distribucion Integral Logista Holdings SA	65,314	1,448
	Corp Financiera Alba SA	31,227	1,369
	Construcciones y Auxiliar de Ferrocarriles SA	3,401	1,281
*	Sacyr SA	505,788	1,153
*,^	Fomento de Construcciones y Contratas SA	128,960	1,116
^	Obrascon Huarte Lain SA	252,756	1,013
	Atresmedia Corp. de Medios de Comunicacion SA	94,565	972
*,^	Pharma Mar SA	302,813	818
*	Promotora de Informaciones SA	98,830	685
*,^	Codere SA	914,906	551
	Papeles y Cartones de Europa SA	91,945	480
	Ence Energia y Celulosa SA	212,340	463
*,^	Liberbank SA	422,956	420
*	Ferrovial SA Rights Exp. 11/14/2016	879,685	377
*	Papeles y Cartones de Europa SA Rights	91,945	18
*,^	Deoleo SA	29,797	6
			781,387
Sweden (4.9%)
	Nordea Bank AB	5,840,849	61,382
	Hennes & Mauritz AB Class B	1,746,176	49,107
	Swedbank AB Class A	1,938,627	45,362
	Svenska Handelsbanken AB Class A	2,691,555	36,694
	Atlas Copco AB Class A	1,141,741	33,447
	Assa Abloy AB Class B	1,730,698	31,453
	Svenska Cellulosa AB SCA Class B	1,101,050	31,185
	Volvo AB Class B	2,850,489	30,574
	Investor AB Class B	834,737	29,644
	Skandinaviska Enskilda Banken AB Class A	2,648,309	26,712
	Telefonaktiebolaget LM Ericsson Class B	5,473,399	26,551
	Sandvik AB	1,977,269	22,465
	Telia Co. AB	4,762,120	19,024
^	Atlas Copco AB Class B	721,293	18,841

12

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Hexagon AB Class B	472,439	16,532
	Skanska AB Class B	663,841	14,416
	Swedish Match AB	346,761	12,067
	SKF AB	697,274	11,810
	Boliden AB	504,353	11,689
	Electrolux AB Class B	409,550	9,693
*	Kinnevik AB	369,462	9,341
	Securitas AB Class B	557,074	8,598
	Alfa Laval AB	576,658	8,273
	Trelleborg AB Class B	447,804	7,816
	Industrivarden AB Class A	386,156	7,331
	Castellum AB	487,074	6,600
*	Lundin Petroleum AB	328,421	5,903
^	ICA Gruppen AB	182,148	5,655
	Elekta AB Class B	643,935	5,583
	Getinge AB	339,045	5,552
	Industrivarden AB	301,018	5,369
	Husqvarna AB	696,655	5,238
^	Tele2 AB	580,651	4,795
^	Fingerprint Cards AB Class B	478,395	4,633
	BillerudKorsnas AB	281,656	4,625
	Fabege AB	245,308	4,143
*	NCC AB Class B	154,048	3,915
*	Fastighets AB Balder Class B	169,337	3,846
	Hexpol AB	459,392	3,775
	Loomis AB Class B	130,589	3,712
*,^	Nibe Industrier AB Class B	487,078	3,623
	AAK AB	47,463	3,134
	Hufvudstaden AB Class A	201,227	3,114
	Indutrade AB	167,249	3,111
	L E Lundbergforetagen AB Class B	47,502	3,075
	Axfood AB	193,976	3,031
*,^	Swedish Orphan Biovitrum AB	292,755	2,997
	Holmen AB	87,587	2,997
2	Thule Group AB	185,828	2,869
*,2	Dometic Group AB	400,924	2,836
	Wallenstam AB	355,675	2,740
	Saab AB Class B	76,718	2,717
	Modern Times Group MTG AB Class B	100,670	2,709
	NetEnt AB	341,406	2,690
*	SSAB AB Class B	986,293	2,618
	Peab AB	296,859	2,518
	Sweco AB Class B	121,284	2,433
	JM AB	83,913	2,416
	Wihlborgs Fastigheter AB	123,933	2,402
	Lifco AB Class B	86,852	2,198
	Com Hem Holding AB	242,041	2,178
*	Betsson AB	218,557	2,110
^	Investment AB Latour Class B	55,895	2,063
	Intrum Justitia AB	65,545	2,021
*,^,2	Attendo AB	237,182	2,021
	Avanza Bank Holding AB	51,992	1,965
*	Bonava AB B Ord	153,336	1,895
	Bilia AB	79,054	1,885
	AF AB	100,361	1,837
	Kungsleden AB	290,762	1,833
*	Oriflame Holding AG	45,095	1,657
	Hemfosa Fastigheter AB	170,689	1,605
2	Bravida Holding AB	256,680	1,578
	Pandox AB	98,423	1,562
	Ratos AB	364,661	1,499
*	Cloetta AB Class B	395,709	1,402
	Atrium Ljungberg AB	85,235	1,324
*,^	SSAB AB Class A	408,100	1,294

13

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Vitrolife AB	24,244	1,254
	Bure Equity AB	103,093	1,130
	Nobia AB	128,867	1,123
	Melker Schorling AB	19,196	1,110
	Haldex AB	86,082	1,109
	Klovern AB	914,147	964
	Lindab International AB	104,310	893
	Concentric AB	74,159	882
	SAS AB Preference Shares	13,832	847
	Klovern AB Preference Shares	24,390	833
*	Investment AB Oresund	51,683	826
	Svenska Handelsbanken AB Class B	60,446	812
	Rezidor Hotel Group AB	184,202	752
*,^	Collector AB	50,994	630
	SKF AB Class A	37,098	630
	SkiStar AB	39,583	609
	Clas Ohlson AB	42,466	600
^	Nordnet AB	129,142	530
	Mekonomen AB	27,837	495
*,^	SAS AB	268,120	454
^	Fastighets AB Balder Preference Shares	10,918	413
^	Hemfosa Fastigheter AB Preference Shares	21,058	374
	Sagax AB Preference Shares	98,641	357
	Ratos AB Preference Shares	1,612	334
*	NCC AB Class A	8,944	226
*	Tele2 AB Rights	580,651	174
*	Bonava AB A Ord	9,328	113
			759,782
Switzerland (13.5%)
	Nestle SA	5,676,575	411,631
	Novartis AG	4,350,342	308,733
	Roche Holding AG	1,322,779	303,818
	UBS Group AG	6,407,232	90,583
	ABB Ltd.	3,522,923	72,679
	Zurich Insurance Group AG	274,205	71,775
	Syngenta AG	168,855	67,570
	Cie Financiere Richemont SA	940,689	60,477
	Swiss Re AG	600,883	55,769
	Credit Suisse Group AG	3,829,469	53,432
	Givaudan SA	16,977	32,835
	Geberit AG	67,919	28,714
	LafargeHolcim Ltd.	475,546	25,366
	Actelion Ltd.	166,455	24,052
	LafargeHolcim Ltd. (France Shares)	415,132	22,172
	Swisscom AG	41,775	19,096
	SGS SA	9,351	18,927
	Sika AG	3,876	18,630
	Lonza Group AG	95,404	18,003
	Adecco Group AG	291,793	17,327
	Partners Group Holding AG	33,585	17,002
^	Swatch Group AG (Bearer)	55,927	16,820
	Julius Baer Group Ltd.	401,018	16,234
	Swiss Life Holding AG	58,910	15,590
	Schindler Holding AG	74,343	13,811
	Kuehne & Nagel International AG	93,070	12,615
	Sonova Holding AG	93,825	12,583
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	193	11,972
*	Dufry AG	87,982	10,704
	Baloise Holding AG	85,804	10,556
	Swiss Prime Site AG	119,238	9,890
	Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1,816	9,430
	Clariant AG	507,814	8,409
	Galenica AG	7,494	7,514
	Straumann Holding AG	19,612	7,358

14

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Schindler Holding AG (Registered)	37,953	7,025
Temenos Group AG	106,625	6,886
Aryzta AG	155,307	6,824
EMS-Chemie Holding AG	13,363	6,708
Georg Fischer AG	7,491	6,642
PSP Swiss Property AG	72,562	6,493
Logitech International SA	263,390	6,370
Helvetia Holding AG	11,173	5,813
Roche Holding AG (Bearer)	23,663	5,500
* Flughafen Zuerich AG	27,815	5,113
Swatch Group AG (Registered)	88,440	5,098
BB Biotech AG	100,332	4,747
Barry Callebaut AG	3,548	4,418
2 Sunrise Communications Group AG	62,775	4,289
Cembra Money Bank AG	52,037	3,977
dorma&kaba Holding AG	5,635	3,916
Tecan Group AG	21,379	3,523
* CS Real Estate Fund LivingPlus	25,161	3,494
Pargesa Holding SA	51,501	3,457
DKSH Holding AG	49,551	3,434
Panalpina Welttransport Holding AG	25,631	3,325
Banque Cantonale Vaudoise	5,193	3,262
ams AG	105,729	2,961
OC Oerlikon Corp. AG	308,295	2,898
Valiant Holding AG	28,791	2,730
GAM Holding AG	280,316	2,715
Belimo Holding AG	877	2,678
Forbo Holding AG	2,083	2,655
Mobimo Holding AG	11,012	2,650
Bucher Industries AG	11,869	2,637
Allreal Holding AG	17,392	2,560
Emmi AG	3,998	2,362
Sulzer AG	23,973	2,361
Autoneum Holding AG	8,526	2,256
SFS Group AG	29,201	2,200
* Gategroup Holding AG	40,367	2,124
u-blox Holding AG	10,873	2,055
Schweiter Technologies AG	1,672	1,801
Implenia AG	26,445	1,771
Burckhardt Compression Holding AG	5,584	1,619
Huber & Suhner AG	27,567	1,605
Rieter Holding AG	8,315	1,579
St. Galler Kantonalbank AG	4,115	1,545
VZ Holding AG	4,839	1,431
Valora Holding AG	4,695	1,364
Daetwyler Holding AG	9,484	1,299
COSMO Pharmaceuticals NV	8,765	1,273
* AFG Arbonia-Forster Holding AG	84,445	1,267
Vontobel Holding AG	25,849	1,266
Intershop Holding AG	2,220	1,134
Conzzeta AG	1,637	1,131
Ascom Holding AG	64,075	1,097
Ypsomed Holding AG	5,594	1,068
Kudelski SA	58,909	1,016
LEM Holding SA	910	1,015
* Bell AG	2,365	1,012
^ Leonteq AG	16,737	965
^ BKW AG	19,771	920
Siegfried Holding AG	4,071	837
APG SGA SA	1,901	794
EFG International AG	138,136	745
Vetropack Holding AG	443	727
* Zehnder Group AG	15,956	663
* Schmolz & Bickenbach AG	912,440	598

15

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,^	Basilea Pharmaceutica AG	8,136	548
*,^	Meyer Burger Technology AG	157,406	514
	Swissquote Group Holding SA	17,559	499
	Bachem Holding AG	5,172	461
*	Alpiq Holding AG	4,393	408
	Plazza AG	1,622	386
*	Orascom Development Holding AG	23,200	139
			2,084,730
United Kingdom (29.7%)
	HSBC Holdings plc	36,461,098	274,595
	BP plc	34,572,312	204,382
	British American Tobacco plc	3,429,525	196,557
	Royal Dutch Shell plc Class B	6,892,488	177,775
	GlaxoSmithKline plc	8,945,514	176,713
	Royal Dutch Shell plc Class A (London Shares)	6,731,459	167,661
	Vodafone Group plc	48,886,159	134,258
	AstraZeneca plc	2,322,103	130,027
	Diageo plc	4,633,626	123,332
	Reckitt Benckiser Group plc	1,156,583	103,469
	Shire plc	1,656,510	93,531
	Unilever plc	2,219,261	92,653
	National Grid plc	6,943,087	90,315
	Imperial Brands plc	1,772,045	85,717
	Lloyds Banking Group plc	117,829,254	82,283
	Prudential plc	4,746,147	77,452
	Rio Tinto plc	2,226,178	77,416
	Barclays plc	31,126,113	72,114
	BT Group plc	15,400,292	70,688
*	Glencore plc	21,436,358	65,619
	BHP Billiton plc	3,883,094	58,391
	Compass Group plc	3,032,089	54,864
	WPP plc	2,384,304	51,771
*	Standard Chartered plc	4,933,112	42,898
	Aviva plc	7,431,922	40,272
	BAE Systems plc	5,809,601	38,493
*	Tesco plc	14,916,779	38,421
	CRH plc (Dublin Shares)	1,135,535	36,864
	RELX NV	2,014,591	35,961
	SSE plc	1,848,200	35,935
	Experian plc	1,764,483	33,922
*	Anglo American plc	2,401,874	33,336
	Royal Dutch Shell plc Class A	1,230,297	30,656
	Legal & General Group plc	10,901,680	27,889
	Rolls-Royce Holdings plc	3,051,897	27,091
	Centrica plc	9,960,441	26,089
	Wolseley plc	464,205	24,078
	Smith & Nephew plc	1,648,416	23,830
	Old Mutual plc	8,985,774	22,105
	London Stock Exchange Group plc	580,551	19,941
	Sky plc	1,927,551	19,270
	Associated British Foods plc	639,532	19,237
	Kingfisher plc	4,155,709	18,358
	Land Securities Group plc	1,443,904	17,631
	Sage Group plc	1,987,940	17,540
	Bunzl plc	618,730	16,611
	Carnival plc	335,878	16,200
	Paddy Power Betfair plc	150,812	15,623
	Next plc	260,442	15,323
	Randgold Resources Ltd.	171,536	15,234
	Standard Life plc	3,643,502	15,036
	Whitbread plc	336,823	14,879
	Johnson Matthey plc	355,763	14,829
	Burberry Group plc	816,600	14,728
	3i Group plc	1,783,030	14,616

16

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
United Utilities Group plc	1,255,330	14,430
Ashtead Group plc	922,277	14,371
ITV plc	6,868,378	14,319
InterContinental Hotels Group plc	362,748	14,063
Pearson plc	1,514,124	14,008
* Royal Bank of Scotland Group plc	6,038,193	13,954
British Land Co. plc	1,891,209	13,540
DCC plc	162,864	13,251
Mondi plc	676,426	13,201
RSA Insurance Group plc	1,872,723	12,644
CRH plc (London Shares)	389,555	12,606
Smiths Group plc	724,231	12,550
Marks & Spencer Group plc	2,984,458	12,418
Severn Trent plc	433,572	12,342
Informa plc	1,495,777	12,306
GKN plc	3,155,117	12,304
Intertek Group plc	294,489	12,287
Persimmon plc	563,509	11,665
St. James's Place plc	958,909	11,074
Wm Morrison Supermarkets plc	3,974,784	11,003
2 Worldpay Group plc	3,116,658	10,832
Micro Focus International plc	410,120	10,739
Direct Line Insurance Group plc	2,535,937	10,729
Taylor Wimpey plc	6,017,156	10,420
International Consolidated Airlines Group SA (London Shares)	1,952,342	10,353
Croda International plc	240,752	10,296
Barratt Developments plc	1,835,820	10,180
Royal Mail plc	1,681,792	10,090
Provident Financial plc	272,293	9,816
Hammerson plc	1,445,098	9,722
J Sainsbury plc	3,112,951	9,544
Rentokil Initial plc	3,344,311	9,328
Halma plc	694,718	8,894
Capita plc	1,218,464	8,722
Admiral Group plc	369,201	8,650
DS Smith plc	1,714,460	8,360
Weir Group plc	399,720	8,303
Tate & Lyle plc	862,687	8,227
2 Auto Trader Group plc	1,794,712	8,222
Segro plc	1,528,263	8,186
Mediclinic International plc	713,636	7,913
Pennon Group plc	762,212	7,779
Coca-Cola HBC AG	357,191	7,708
G4S plc	2,852,754	7,663
Rightmove plc	166,548	7,602
Meggitt plc	1,424,294	7,577
Travis Perkins plc	463,266	7,537
2 Merlin Entertainments plc	1,307,776	7,370
Spirax-Sarco Engineering plc	135,077	7,283
Investec plc	1,167,882	7,248
Melrose Industries plc	3,460,522	7,142
RPC Group plc	612,911	7,108
Schroders plc	206,166	7,096
Inmarsat plc	826,811	7,092
Aberdeen Asset Management plc	1,812,994	7,092
* Just Eat plc	1,025,029	7,041
Dixons Carphone plc	1,819,955	6,997
Berkeley Group Holdings plc	237,948	6,863
IG Group Holdings plc	668,236	6,748
Booker Group plc	3,029,134	6,644
Hiscox Ltd.	523,521	6,537
Bellway plc	224,542	6,498
Hargreaves Lansdown plc	447,277	6,341
John Wood Group plc	672,369	6,320

17

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	UBM plc	718,739	6,310
	Inchcape plc	787,035	6,258
	Fresnillo plc	308,217	6,201
	IMI plc	502,255	6,101
	BBA Aviation plc	1,922,347	6,079
	TUI AG	468,617	5,940
	ICAP plc	992,484	5,885
	William Hill plc	1,613,754	5,838
^	Intu Properties plc	1,731,798	5,837
	Shaftesbury plc	512,285	5,747
*	BTG plc	701,782	5,647
	Polymetal International plc	515,514	5,621
	Babcock International Group plc	462,478	5,590
	Cobham plc	3,160,132	5,514
	Henderson Group plc	1,936,295	5,479
	Hikma Pharmaceuticals plc	255,184	5,473
	Spectris plc	218,489	5,471
	Derwent London plc	183,548	5,428
*	CYBG plc	1,622,423	5,363
*,^	Tullow Oil plc	1,650,174	5,328
	Indivior plc	1,341,162	5,151
	Howden Joinery Group plc	1,124,124	5,148
	Greene King plc	567,185	5,074
*	Metro Bank plc	139,958	4,734
	Capital & Counties Properties plc	1,336,064	4,711
	Petrofac Ltd.	476,053	4,688
	Great Portland Estates plc	637,294	4,624
	easyJet plc	403,065	4,622
	Hays plc	2,653,037	4,431
*	GVC Holdings plc	519,828	4,429
	Close Brothers Group plc	272,600	4,424
	Daily Mail & General Trust plc	480,548	4,411
	Beazley plc	972,261	4,329
	Playtech plc	379,802	4,308
	Aggreko plc	440,375	4,306
	Antofagasta plc	642,953	4,276
	Man Group plc	2,797,146	4,264
	Balfour Beatty plc	1,253,298	4,155
	Jupiter Fund Management plc	768,300	4,051
	Phoenix Group Holdings	451,365	4,032
*	Intermediate Capital Group plc	533,162	3,949
	Rotork plc	1,582,312	3,948
	Amec Foster Wheeler plc	716,253	3,908
	Centamin plc	2,009,187	3,892
	Domino's Pizza Group plc	923,059	3,838
	Regus plc	1,250,793	3,805
	Berendsen plc	318,152	3,755
	Electrocomponents plc	817,684	3,725
	B&M European Value Retail SA	1,287,054	3,695
	SSP Group plc	867,266	3,604
	WH Smith plc	200,064	3,601
	UDG Healthcare plc	444,198	3,550
	HomeServe plc	465,742	3,477
	AA plc	1,106,757	3,462
	National Express Group plc	761,610	3,421
	Tritax Big Box REIT plc	2,035,478	3,386
	WS Atkins plc	180,684	3,339
*	Serco Group plc	1,987,422	3,328
	Victrex plc	150,671	3,227
	Lancashire Holdings Ltd.	370,556	3,160
	Moneysupermarket.com Group plc	976,944	3,128
	Ashmore Group plc	723,985	3,109
	Britvic plc	450,237	3,055
	QinetiQ Group plc	1,064,951	2,999

18

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Essentra plc	480,129	2,993
	Greencore Group plc	737,633	2,977
*	Firstgroup plc	2,201,823	2,949
	Dignity plc	90,841	2,946
	Ultra Electronics Holdings plc	128,005	2,909
	Drax Group plc	742,117	2,875
	Kier Group plc	172,892	2,875
	Dechra Pharmaceuticals plc	172,576	2,840
	UNITE Group plc	418,227	2,833
^	Ladbrokes plc	1,680,855	2,744
	AVEVA Group plc	119,722	2,696
*,^	Ocado Group plc	802,202	2,695
	Kennedy Wilson Europe Real Estate plc	215,125	2,670
*	Cairn Energy plc	1,065,964	2,650
	Genus plc	111,216	2,554
	JD Sports Fashion plc	135,155	2,513
	Bodycote plc	346,480	2,511
	Elementis plc	856,657	2,498
^	TalkTalk Telecom Group plc	990,469	2,467
	Carillion plc	800,795	2,454
	Pagegroup plc	553,278	2,450
	Grafton Group plc	401,997	2,442
*	SVG Capital plc	278,993	2,398
2	Spire Healthcare Group plc	527,525	2,397
	Cineworld Group plc	359,890	2,377
	Diploma plc	207,292	2,376
	Galliford Try plc	153,543	2,302
	PZ Cussons plc	557,721	2,283
*	Thomas Cook Group plc	2,660,234	2,261
	Vesuvius plc	505,260	2,255
	Bovis Homes Group plc	241,055	2,232
	Synthomer plc	509,502	2,227
	Big Yellow Group plc	259,352	2,194
2	John Laing Group plc	662,270	2,191
*	Evraz plc	873,875	2,191
	BGEO Group plc	60,421	2,183
	Crest Nicholson Holdings plc	438,315	2,178
	Assura plc	3,000,464	2,161
	Greggs plc	184,589	2,158
	Renishaw plc	68,194	2,150
	Fidessa Group plc	71,437	2,148
	Paragon Group of Cos. plc	529,320	2,147
	Grainger plc	767,304	2,077
	NMC Health plc	115,517	2,063
*	Vectura Group plc	1,244,530	2,060
	Go-Ahead Group plc	78,428	1,989
	Savills plc	233,547	1,981
	LondonMetric Property plc	1,076,133	1,963
	Dairy Crest Group plc	255,616	1,908
	Tullett Prebon plc	436,200	1,895
	Redrow plc	406,324	1,887
	Stagecoach Group plc	779,225	1,885
	Hansteen Holdings plc	1,399,142	1,844
	Virgin Money Holdings UK plc	435,250	1,752
	Dunelm Group plc	188,439	1,745
	esure Group plc	523,812	1,741
	Acacia Mining plc	274,047	1,740
	Marston's plc	1,062,120	1,737
	Morgan Advanced Materials plc	519,706	1,731
	Restaurant Group plc	376,648	1,728
	Mitie Group plc	664,244	1,707
	Entertainment One Ltd.	600,004	1,706
	Pets at Home Group plc	648,200	1,694
	Workspace Group plc	218,714	1,682

19

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Petra Diamonds Ltd.	899,971	1,676
	Senior plc	769,945	1,641
	J D Wetherspoon plc	153,388	1,633
	Brewin Dolphin Holdings plc	512,399	1,630
	Telecom Plus plc	112,500	1,629
	Safestore Holdings plc	371,095	1,629
*,^	Sports Direct International plc	476,495	1,611
*	KAZ Minerals plc	456,317	1,594
	SuperGroup plc	95,739	1,576
	Halfords Group plc	378,259	1,573
2	Zoopla Property Group plc	420,803	1,569
	Ted Baker plc	51,507	1,559
*,2	Wizz Air Holdings plc	83,583	1,544
	Debenhams plc	2,331,536	1,531
	Mitchells & Butlers plc	437,711	1,492
2	Hastings Group Holdings plc	555,561	1,486
	SIG plc	1,059,157	1,433
	International Personal Finance plc	396,023	1,426
	Hunting plc	230,473	1,416
	Hochschild Mining plc	434,190	1,415
	F&C Commercial Property Trust Ltd.	920,041	1,413
	Card Factory plc	439,988	1,367
	KCOM Group plc	896,781	1,293
	Northgate plc	251,151	1,290
	Vedanta Resources plc	146,584	1,281
	De La Rue plc	180,255	1,262
2	Sophos Group plc	439,992	1,245
*	Imagination Technologies Group plc	449,843	1,244
	Lonmin plc	518,283	1,208
	UK Commercial Property Trust Ltd.	1,247,453	1,191
	NCC Group plc	490,583	1,139
	Redefine International PLC	2,239,563	1,136
	Keller Group plc	133,896	1,115
	St. Modwen Properties plc	332,405	1,113
	Interserve plc	267,293	1,111
2	McCarthy & Stone plc	536,464	1,102
	Computacenter plc	123,800	1,100
*	Ophir Energy plc	1,278,053	1,079
	Polypipe Group plc	345,803	1,066
*	Enterprise Inns plc	936,945	1,057
	Fenner plc	366,510	982
*	Allied Minds plc	231,742	962
	Laird plc	500,742	887
	888 Holdings plc	325,679	867
	Picton Property Income Ltd.	989,923	858
	Shanks Group plc	773,660	850
*	Chemring Group plc	478,026	848
	Chesnara plc	216,191	842
2	Ibstock plc	413,116	842
	Devro plc	299,723	833
	RPS Group plc	400,556	825
	ITE Group plc	464,760	823
*,2	Countryside Properties plc	285,847	815
*	Premier Oil plc	963,071	776
	Oxford Instruments plc	93,613	774
	Rank Group plc	318,512	752
*	Nostrum Oil & Gas plc	169,240	728
*	Phoenix Group Holdings Rights	267,253	726
	Soco International plc	427,922	722
	Lookers plc	568,234	717
	Xaar plc	135,653	697
*	Premier Foods plc	1,236,920	689
*	Aldermore Group plc	323,966	684
	Schroder REIT Ltd.	976,195	675

20

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

					Market
					Value
				Shares	($000)
*,^	AO World plc			333,660	644
	Foxtons Group plc			488,511	640
	Countrywide plc			290,899	638
	N Brown Group plc			264,402	617
*,2	Shawbrook Group plc			220,763	607
	Cape plc			226,767	577
	Daejan Holdings plc			8,543	569
	OneSavings Bank plc			152,472	540
	Helical plc			161,234	522
*	Lamprell plc			478,670	430
2	CMC Markets plc			157,110	365
*	Mothercare plc			257,194	337
*,^	Genel Energy plc			260,124	259
*	Shanks Group plc Rights			290,122	112
					4,579,037
United States (0.0%)
*	Mylan NV			439	16

Total Common Stocks (Cost $21,109,126)					15,399,409

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
4,5	Vanguard Market Liquidity Fund	0.718%		2,302,737	230,297

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	Federal Home Loan Bank Discount Notes	0.339%	11/4/16	5,000	5,000
7	Freddie Mac Discount Notes	0.300%	11/8/16	1,000	1,000
8	United States Treasury Bill	0.320%-0.341%	12/8/16	4,300	4,299
9	United States Treasury Bill	0.280%-0.291%	12/22/16	2,800	2,799
9	United States Treasury Bill	0.326%	12/29/16	600	600
8	United States Treasury Bill	0.337%-0.360%	1/12/17	3,600	3,598
8	United States Treasury Bill	0.320%	1/26/17	5,000	4,996
8	United States Treasury Bill	0.406%	2/9/17	1,100	1,099

					23,391

Total Temporary Cash Investments (Cost $253,686)					253,688

Total Investments (101.5%) (Cost $21,362,812)					15,653,097
Other Assets and Liabilities—Net (-1.5%)[5]					(230,004)

Net Assets (100%)					15,423,093

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $214,827,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $165,071,000, representing 1.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $229,152,000 of collateral received for securities on loan.

21

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2016

6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $8,710,000 and cash of $1,280,000 have been segregated as collateral for open forward currency contracts.
9 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)

Common Stocks (99.6%)[1]
Australia (16.8%)
Commonwealth Bank of Australia	1,615,225	89,922
Westpac Banking Corp.	3,170,785	73,325
Australia & New Zealand Banking Group Ltd.	2,773,182	58,557
National Australia Bank Ltd.	2,524,978	53,599
BHP Billiton Ltd.	3,064,581	53,541
Wesfarmers Ltd.	1,068,281	33,265
CSL Ltd.	435,916	33,263
Woolworths Ltd.	1,207,043	21,662
Macquarie Group Ltd.	293,675	17,753
Rio Tinto Ltd.	403,813	16,708
Scentre Group	4,866,177	15,574
Telstra Corp. Ltd.	4,096,864	15,494
Transurban Group	1,948,870	15,378
Woodside Petroleum Ltd.	696,189	14,903
Brambles Ltd.	1,506,181	13,187
Westfield Corp.	1,846,676	12,480
Newcrest Mining Ltd.	708,695	12,409
Amcor Ltd.	1,101,496	12,295
Suncorp Group Ltd.	1,229,085	11,155
QBE Insurance Group Ltd.	1,313,320	9,950
South32 Ltd.	5,079,710	9,913
Insurance Australia Group Ltd.	2,322,169	9,709
AMP Ltd.	2,778,425	9,635
AGL Energy Ltd.	646,659	9,420
Goodman Group	1,699,443	8,760
Stockland	2,288,252	7,685
Aristocrat Leisure Ltd.	603,329	7,024
Aurizon Holdings Ltd.	1,887,745	6,994
Vicinity Centres	3,151,534	6,873
Ramsay Health Care Ltd.	123,259	6,864
Origin Energy Ltd.	1,673,334	6,745
ASX Ltd.	182,956	6,545
APA Group	1,062,367	6,421
Fortescue Metals Group Ltd.	1,523,304	6,393
James Hardie Industries plc	425,235	6,329
Dexus Property Group	922,219	6,265
Sonic Healthcare Ltd.	393,070	6,113
GPT Group	1,707,663	6,037
Caltex Australia Ltd.	250,200	5,824
Treasury Wine Estates Ltd.	706,211	5,757
Oil Search Ltd.	1,115,899	5,594
Mirvac Group	3,523,886	5,590
LendLease Group	525,779	5,386
Cochlear Ltd.	54,214	5,268
Medibank Pvt Ltd.	2,631,003	5,154
Sydney Airport	1,044,104	4,963
Challenger Ltd.	548,542	4,478
Orica Ltd.	360,145	4,449
Tatts Group Ltd.	1,385,060	4,270
Santos Ltd.	1,577,724	4,222
DUET Group	2,326,076	4,211
Bendigo & Adelaide Bank Ltd.	440,967	3,724
Computershare Ltd.	463,232	3,711
Coca-Cola Amatil Ltd.	511,749	3,708
SEEK Ltd.	330,859	3,675
Incitec Pivot Ltd.	1,588,018	3,552
Boral Ltd.	716,774	3,425
BlueScope Steel Ltd.	544,139	3,228
Star Entertainment Grp Ltd.	782,975	2,963
Crown Resorts Ltd.	357,512	2,956
Tabcorp Holdings Ltd.	797,291	2,929

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Domino's Pizza Enterprises Ltd.	59,208	2,884
Alumina Ltd.	2,388,400	2,871
^ Bank of Queensland Ltd.	360,927	2,864
Healthscope Ltd.	1,670,540	2,802
Orora Ltd.	1,160,197	2,557
Vocus Communications Ltd.	563,680	2,444
JB Hi-Fi Ltd.	109,669	2,364
Ansell Ltd.	140,576	2,316
Qantas Airways Ltd.	979,502	2,276
ALS Ltd.	480,690	2,271
CIMIC Group Ltd.	91,120	2,045
Harvey Norman Holdings Ltd.	517,958	1,984
AusNet Services	1,700,789	1,937
REA Group Ltd.	48,912	1,897
Downer EDI Ltd.	421,170	1,862
Link Administration Holdings Ltd.	338,724	1,852
^ IOOF Holdings Ltd.	296,245	1,844
TPG Telecom Ltd.	319,758	1,833
Northern Star Resources Ltd.	560,759	1,814
DuluxGroup Ltd.	370,548	1,812
Iluka Resources Ltd.	409,173	1,794
^ Qube Holdings Ltd.	1,056,954	1,789
Investa Office Fund	554,281	1,785
Adelaide Brighton Ltd.	438,190	1,780
Evolution Mining Ltd.	973,396	1,717
Magellan Financial Group Ltd.	102,444	1,654
carsales.com Ltd.	204,145	1,652
* Mayne Pharma Group Ltd.	1,295,064	1,612
Macquarie Atlas Roads Group	438,193	1,570
nib holdings Ltd.	426,514	1,562
Independence Group NL	467,419	1,522
Charter Hall Group	416,537	1,486
Perpetual Ltd.	42,321	1,453
OZ Minerals Ltd.	278,772	1,424
* Whitehaven Coal Ltd.	607,507	1,397
Fairfax Media Ltd.	2,196,094	1,376
^ Flight Centre Travel Group Ltd.	53,452	1,373
CSR Ltd.	487,846	1,355
Primary Health Care Ltd.	463,333	1,350
BT Investment Management Ltd.	191,669	1,343
* Metcash Ltd.	867,522	1,309
* WorleyParsons Ltd.	203,706	1,302
^ Mineral Resources Ltd.	142,928	1,257
Navitas Ltd.	294,828	1,172
Shopping Centres Australasia Property Group	702,659	1,167
Nufarm Ltd.	171,248	1,150
^ Regis Resources Ltd.	452,325	1,141
GrainCorp Ltd. Class A	178,084	1,136
^ Blackmores Ltd.	12,666	1,077
BWP Trust	475,187	1,072
Sigma Pharmaceuticals Ltd.	1,052,078	1,062
^ InvoCare Ltd.	106,183	1,054
Bapcor Ltd.	268,475	1,047
IRESS Ltd.	120,238	1,035
Charter Hall Retail REIT	328,179	1,033
^ Super Retail Group Ltd.	137,442	1,022
Aveo Group	414,523	1,012
Cromwell Property Group	1,419,661	982
* St. Barbara Ltd.	478,731	977
^ Sirtex Medical Ltd.	45,039	953
Breville Group Ltd.	127,126	894
Sims Metal Management Ltd.	115,397	878
^ Platinum Asset Management Ltd.	229,545	869
^ G8 Education Ltd.	360,747	865

24

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Cleanaway Waste Management Ltd.	978,116	861
	Pact Group Holdings Ltd.	169,073	843
	Spotless Group Holdings Ltd.	1,102,154	836
^	ARB Corp. Ltd.	63,985	829
	Premier Investments Ltd.	76,601	824
	Beach Energy Ltd.	1,427,886	777
	SAI Global Ltd.	214,629	763
	Retail Food Group Ltd.	148,059	762
	Southern Cross Media Group Ltd.	659,401	720
^	Mantra Group Ltd.	285,844	714
	Myer Holdings Ltd.	794,184	708
	MYOB Group Ltd.	252,093	707
^,*	Syrah Resources Ltd.	254,698	696
	Automotive Holdings Group Ltd.	220,725	678
	Steadfast Group Ltd.	416,018	675
^,*	Aconex Ltd.	158,672	671
	Abacus Property Group	311,442	662
^	Webjet Ltd.	78,853	655
^	Altium Ltd.	109,996	655
	Ardent Leisure Group	426,864	654
*	Saracen Mineral Holdings Ltd.	743,557	642
^	Eclipx Group Ltd.	215,594	631
^	Monadelphous Group Ltd.	88,616	626
	Seven Group Holdings Ltd.	89,722	618
	GUD Holdings Ltd.	83,961	606
	Technology One Ltd.	137,638	588
	GWA Group Ltd.	269,958	585
	Sandfire Resources NL	147,827	583
	Brickworks Ltd.	56,254	576
	APN Outdoor Group Ltd.	159,002	573
^	Costa Group Holdings Ltd.	258,528	559
	Resolute Mining Ltd.	470,324	556
*	NEXTDC Ltd.	196,058	548
*	Nanosonics Ltd.	206,023	542
	Genworth Mortgage Insurance Australia Ltd.	233,090	542
*	Australian Agricultural Co. Ltd.	405,689	538
^,*	Orocobre Ltd.	180,214	525
^	FlexiGroup Ltd.	304,752	520
	Tassal Group Ltd.	175,679	514
^	Gateway Lifestyle	291,077	512
	Australian Pharmaceutical Industries Ltd.	348,960	503
^,*	Perseus Mining Ltd.	1,049,581	493
^	Bellamy's Australia Ltd.	55,910	483
^	Credit Corp. Group Ltd.	35,221	474
^	IPH Ltd.	105,688	470
	Seven West Media Ltd.	896,040	462
	Bega Cheese Ltd.	122,363	458
^	Greencross Ltd.	86,185	457
	McMillan Shakespeare Ltd.	55,164	453
	National Storage REIT	408,830	450
	Corporate Travel Management Ltd.	31,119	449
^,*	Galaxy Resources Ltd.	1,604,440	430
^,*	Western Areas Ltd.	217,908	409
	Growthpoint Properties Australia Ltd.	169,089	399
^	IDP Education Ltd.	115,828	399
^	Regis Healthcare Ltd.	131,828	394
	iSentia Group Ltd.	146,079	390
*	Infigen Energy	508,622	389
	Nine Entertainment Co. Holdings Ltd.	593,316	387
^,*	UGL Ltd.	157,819	385
*	Pilbara Minerals Ltd.	962,055	379
	Asaleo Care Ltd.	340,609	377
	oOh!media Ltd.	114,104	371
*	Beadell Resources Ltd.	1,033,535	368

25

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Cover-More Group Ltd.	338,377	366
	Folkestone Education Trust	193,839	365
	Ingenia Communities Group	175,428	363
	360 Capital Industrial Fund	185,927	348
*	Bradken Ltd.	140,925	344
^	Japara Healthcare Ltd.	240,857	344
^,*	Karoon Gas Australia Ltd.	196,111	341
	SmartGroup Corp. Ltd.	74,085	336
^,*	Gold Road Resources Ltd.	770,873	336
	Sims Metal Management Ltd. ADR	42,621	325
^	Estia Health Ltd.	158,766	323
^	Select Harvests Ltd.	69,220	322
	Village Roadshow Ltd.	83,042	321
*	APN News & Media Ltd.	155,943	317
	Arena REIT	213,761	315
^	RCG Corp. Ltd.	282,028	312
	Cabcharge Australia Ltd.	114,012	312
	GDI Property Group	421,136	311
	Virtus Health Ltd.	56,444	299
	Newcrest Mining Ltd. ADR	16,929	292
	Collins Foods Ltd.	79,843	292
^	TFS Corp. Ltd.	269,055	286
	Programmed Maintenance Services Ltd.	257,640	281
^,*	Mesoblast Ltd.	297,448	277
^	BWX Ltd.	75,447	274
	SG Fleet Group Ltd.	98,686	269
^	Tox Free Solutions Ltd.	147,025	264
^,*	Blue Sky Alternative Investments Ltd.	47,352	262
	Astro Japan Property Group	48,525	249
	Hotel Property Investments	112,164	240
^	OFX Group Ltd.	184,906	218
	RCR Tomlinson Ltd.	105,718	214
^,*	Ten Network Holdings Ltd.	270,457	212
^,*	Highfield Resources Ltd.	244,305	211
^,*	Senex Energy Ltd.	1,091,195	209
	CSG Ltd.	205,452	200
^,*	Starpharma Holdings Ltd.	349,356	194
*	AWE Ltd.	465,794	191
^	Thorn Group Ltd.	143,264	188
	MACA Ltd.	139,094	186
^	Ainsworth Game Technology Ltd.	137,090	186
^,*	Liquefied Natural Gas Ltd.	418,482	176
	WPP AUNZ Ltd.	254,584	158
^,*	Mount Gibson Iron Ltd.	623,360	155
	Reject Shop Ltd.	27,271	155
	Cedar Woods Properties Ltd.	44,952	153
*	Cardno Ltd.	208,032	146
^,*	Paladin Energy Ltd.	1,369,635	146
^,*	Lynas Corp. Ltd.	3,376,727	143
	ERM Power Ltd.	121,428	104
^	Decmil Group Ltd.	119,124	100
^,*	Slater & Gordon Ltd.	323,362	89
^,*	Billabong International Ltd.	86,734	80
^	Cash Converters International Ltd.	319,273	78
*	Watpac Ltd.	101,769	69
^	SMS Management & Technology Ltd.	56,015	65
*	MMA Offshore Ltd.	279,707	65
	NZME Ltd.	119,012	57
^,*	Arrium Ltd.	2,773,644	46
^,*	Capitol Health Ltd.	465,009	44
*	Kingsgate Consolidated Ltd.	130,071	20
^,*	Acrux Ltd.	77,116	20
*	BGP Holdings PLC	15,642,708	—

26

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^,*	DSHE Holdings Ltd.	147,770	—
			968,038
Hong Kong (8.8%)
	AIA Group Ltd.	11,502,645	72,363
	CK Hutchison Holdings Ltd.	2,695,591	33,285
	Hong Kong Exchanges & Clearing Ltd.	1,162,397	30,730
	Cheung Kong Property Holdings Ltd.	2,698,091	19,946
	Sun Hung Kai Properties Ltd.	1,335,118	19,881
	Link REIT	2,148,643	15,285
	CLP Holdings Ltd.	1,465,541	14,897
	Hong Kong & China Gas Co. Ltd.	7,143,332	13,954
	Hang Seng Bank Ltd.	725,541	13,085
	BOC Hong Kong Holdings Ltd.	3,440,546	12,263
	Jardine Matheson Holdings Ltd.	196,020	11,940
	Power Assets Holdings Ltd.	1,262,816	11,852
	Sands China Ltd.	2,310,347	10,026
	Wharf Holdings Ltd.	1,153,297	8,647
	Galaxy Entertainment Group Ltd.	2,037,950	8,345
	Hongkong Land Holdings Ltd.	1,118,700	7,491
	Jardine Strategic Holdings Ltd.	212,700	7,463
	MTR Corp. Ltd.	1,337,717	7,403
	AAC Technologies Holdings Inc.	681,000	6,489
	Henderson Land Development Co. Ltd.	1,066,726	6,310
	New World Development Co. Ltd.	5,018,870	6,240
2	WH Group Ltd.	6,921,665	5,606
	Swire Pacific Ltd. Class A	485,625	5,048
	Sino Land Co. Ltd.	2,954,300	5,016
	China Mengniu Dairy Co. Ltd.	2,624,000	4,957
	Cheung Kong Infrastructure Holdings Ltd.	601,215	4,920
	Wheelock & Co. Ltd.	787,486	4,846
	Techtronic Industries Co. Ltd.	1,203,000	4,520
	Bank of East Asia Ltd.	1,118,476	4,496
	Hang Lung Properties Ltd.	1,916,317	4,214
	Samsonite International SA	1,250,973	3,933
	Want Want China Holdings Ltd.	5,612,000	3,416
	Hang Lung Group Ltd.	839,000	3,209
	Swire Properties Ltd.	1,108,965	3,185
*	Semiconductor Manufacturing International Corp.	23,907,000	2,895
	Hysan Development Co. Ltd.	610,603	2,818
	Li & Fung Ltd.	5,585,259	2,746
	Yue Yuen Industrial Holdings Ltd.	703,019	2,677
	NWS Holdings Ltd.	1,347,411	2,384
	PCCW Ltd.	3,931,143	2,340
	ASM Pacific Technology Ltd.	234,528	2,260
	Wynn Macau Ltd.	1,384,040	2,120
^	Tingyi Cayman Islands Holding Corp.	1,842,600	1,986
	Hopewell Holdings Ltd.	559,124	1,958
	VTech Holdings Ltd.	153,900	1,888
	Shangri-La Asia Ltd.	1,650,096	1,812
	Kerry Properties Ltd.	561,358	1,778
	Minth Group Ltd.	482,000	1,706
	First Pacific Co. Ltd.	2,228,823	1,688
	PRADA SPA	479,900	1,681
	Xinyi Glass Holdings Ltd.	1,850,000	1,591
	Fortune REIT	1,243,000	1,506
	Sun Art Retail Group Ltd.	2,135,000	1,504
*	Esprit Holdings Ltd.	1,758,400	1,450
	Vitasoy International Holdings Ltd.	694,000	1,449
	Kingston Financial Group Ltd.	3,408,000	1,415
	Champion REIT	2,363,000	1,342
	Haitong International Securities Group Ltd.	2,056,347	1,316
	Cathay Pacific Airways Ltd.	993,548	1,308
	SJM Holdings Ltd.	1,849,359	1,276
	MGM China Holdings Ltd.	735,200	1,213

27

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Great Eagle Holdings Ltd.	253,000	1,122
	Luk Fook Holdings International Ltd.	366,000	1,073
	Dah Sing Financial Holdings Ltd.	155,352	1,054
	Melco International Development Ltd.	799,000	1,042
	Cafe de Coral Holdings Ltd.	294,000	1,038
^	Xinyi Solar Holdings Ltd.	2,736,000	1,014
	Man Wah Holdings Ltd.	1,478,400	981
	Television Broadcasts Ltd.	260,500	943
	L'Occitane International SA	442,500	914
	Nexteer Automotive Group Ltd.	680,000	897
^	China Goldjoy Group Ltd.	9,020,000	871
	Johnson Electric Holdings Ltd.	355,625	860
	HKBN Ltd.	727,000	857
	Uni-President China Holdings Ltd.	1,265,400	855
	Value Partners Group Ltd.	890,000	849
	Shui On Land Ltd.	3,333,666	824
*	Freeman FinTech Corp. Ltd.	11,966,489	816
	Guotai Junan International Holdings Ltd.	2,123,213	811
	NagaCorp Ltd.	1,310,000	808
^	Brightoil Petroleum Holdings Ltd.	2,726,000	784
^	Chow Tai Fook Jewellery Group Ltd.	1,101,600	781
	China Travel International Investment Hong Kong Ltd.	2,576,000	742
	Orient Overseas International Ltd.	196,324	734
	Kerry Logistics Network Ltd.	546,179	725
*	Huabao International Holdings Ltd.	1,925,000	721
	FIH Mobile Ltd.	2,170,000	716
	Shougang Fushan Resources Group Ltd.	3,304,000	714
*	Global Brands Group Holding Ltd.	6,113,259	692
	Dah Sing Banking Group Ltd.	378,456	684
	Pou Sheng International Holdings Ltd.	2,084,000	651
	IGG Inc.	887,000	647
	Sunlight REIT	1,042,000	645
	Stella International Holdings Ltd.	370,000	641
	CP Pokphand Co. Ltd.	4,996,000	637
	SITC International Holdings Co. Ltd.	1,075,000	636
	Yuexiu REIT	1,091,000	626
	Pacific Textiles Holdings Ltd.	487,000	614
	Lifestyle International Holdings Ltd.	457,000	612
^,*	KuangChi Science Ltd.	1,741,000	606
	BEP International Holdings Ltd.	9,130,000	599
	Town Health International Medical Group Ltd.	3,730,000	596
	Shun Tak Holdings Ltd.	1,764,000	595
	Giordano International Ltd.	1,124,000	593
	K Wah International Holdings Ltd.	1,071,500	579
	Towngas China Co. Ltd.	979,929	551
	Hopewell Highway Infrastructure Ltd.	1,014,656	543
*	China Baoli Technologies Holdings Ltd.	17,250,000	537
	SmarTone Telecommunications Holdings Ltd.	349,000	527
^,*,2	IMAX China Holding Inc.	110,300	522
	Truly International Holdings Ltd.	1,330,000	520
	SEA Holdings Ltd.	201,060	512
	Prosperity REIT	1,181,000	510
	United Co. RUSAL plc	1,437,000	510
^	China LNG Group Ltd.	16,820,000	491
*	Pacific Basin Shipping Ltd.	3,286,000	491
*	Vision Fame International Holding Ltd.	1,388,000	484
	SA Sa International Holdings Ltd.	1,035,860	474
	CITIC Telecom International Holdings Ltd.	1,323,000	453
*	China Oceanwide Holdings Ltd.	4,297,000	437
	Yingde Gases Group Co. Ltd.	1,045,000	421
	Texwinca Holdings Ltd.	588,000	412
	Goodbaby International Holdings Ltd.	807,000	390
^,*	MMG Ltd.	1,460,000	384
*	Nan Hai Corp. Ltd.	11,450,000	376

28

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,138,000	367
*	HC International Inc.	494,000	364
	Dynam Japan Holdings Co. Ltd.	253,200	364
*	GCL New Energy Holdings Ltd.	6,032,000	361
	Kowloon Development Co. Ltd.	359,000	359
	Chow Sang Sang Holdings International Ltd.	202,000	357
	G-Resources Group Ltd.	20,139,000	354
	Sun Hung Kai & Co. Ltd.	558,000	351
*	Convoy Global Holdings Ltd.	10,734,000	331
	Lai Sun Development Co. Ltd.	15,930,000	326
^	Regina Miracle International Holdings Ltd.	317,000	324
	Gemdale Properties & Investment Corp. Ltd.	4,906,000	323
*	China Strategic Holdings Ltd.	13,490,000	320
*	Sino Oil And Gas Holdings Ltd.	12,815,000	315
	China Harmony New Energy Auto Holding Ltd.	665,000	309
	Emperor Capital Group Ltd.	2,904,000	306
	NewOcean Energy Holdings Ltd.	1,184,000	305
	Chong Hing Bank Ltd.	155,000	305
	Canvest Environmental Protection Group Co. Ltd.	667,000	301
*	Microport Scientific Corp.	406,000	300
*	United Photovoltaics Group Ltd.	3,432,000	300
	Far East Consortium International Ltd.	728,000	298
^,*	Macau Legend Development Ltd.	1,673,000	293
*	Beijing Enterprises Medical & Health Group Ltd.	4,866,000	282
^,*	China LotSynergy Holdings Ltd.	6,680,000	271
	Ju Teng International Holdings Ltd.	822,000	260
^,*	China Ocean Industry Group Ltd.	8,825,000	259
*	United Laboratories International Holdings Ltd.	464,000	256
	TCC International Holdings Ltd.	978,000	248
*	China Innovative Finance Group Ltd.	2,142,000	238
^,*	Summit Ascent Holdings Ltd.	778,000	237
	APT Satellite Holdings Ltd.	355,500	234
*	China Medical & HealthCare Group Ltd.	4,073,039	233
*	Mei Ah Entertainment Group Ltd.	3,040,000	231
	China Aerospace International Holdings Ltd.	1,792,000	230
*	TOM Group Ltd.	910,000	223
*	NetMind Financial Holdings Ltd.	24,144,000	217
	Liu Chong Hing Investment Ltd.	152,000	214
*	China Jicheng Holdings Ltd.	6,400,782	213
	Shenwan Hongyuan HK Ltd.	380,000	209
^	Lee's Pharmaceutical Holdings Ltd.	238,000	206
	Spring REIT	487,000	205
*	China Financial International Investments Ltd.	4,010,000	204
*	Kong Sun Holdings Ltd.	3,825,000	192
	Technovator International Ltd.	412,000	170
*	Midland Holdings Ltd.	472,000	168
	Road King Infrastructure Ltd.	189,000	160
^,*	Honghua Group Ltd.	1,535,000	156
*	13 Holdings Ltd.	528,500	156
^	China Silver Group Ltd.	712,000	141
	Parkson Retail Group Ltd.	1,420,000	141
	CGN New Energy Holdings Co. Ltd.	968,000	140
*	Qianhai Health Holdings Ltd.	6,522,500	138
*	Peace Map Holding Ltd.	5,520,000	131
*	Xinchen China Power Holdings Ltd.	748,000	130
*	Yanchang Petroleum International Ltd.	4,510,000	127
*	Lifestyle China Group Ltd.	436,000	122
^,*	Anton Oilfield Services Group	912,000	122
	AMVIG Holdings Ltd.	352,000	119
*	Good Resources Holdings Ltd.	2,258,940	116
	EVA Precision Industrial Holdings Ltd.	1,048,000	115
^,*	Suncorp Technologies Ltd.	11,530,000	113
*	Singamas Container Holdings Ltd.	1,048,000	109
*	New Sports Group Ltd.	8,060,000	104

29

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	New Focus Auto Tech Holdings Ltd.	1,460,000	101
	TPV Technology Ltd.	530,000	101
	Inspur International Ltd.	498,000	99
	Varitronix International Ltd.	242,000	98
	Yip's Chemical Holdings Ltd.	240,000	98
*	Sunshine Oilsands Ltd.	1,682,500	97
^	China Huarong Energy Co. Ltd.	1,437,800	96
^,*	Haier Healthwise Holdings Ltd.	2,930,000	96
*	Tou Rong Chang Fu Group Ltd.	4,044,000	83
*	Mason Financial Holdings Ltd.	3,500,000	80
*	SOCAM Development Ltd.	186,000	72
	New World Department Store China Ltd.	482,000	71
*	Hong Kong Television Network Ltd.	385,000	69
*	Emperor Watch & Jewellery Ltd.	1,740,000	69
^,*	Trinity Ltd.	926,000	68
*	Sincere Watch Hong Kong Ltd.	2,250,000	62
	Polytec Asset Holdings Ltd.	775,000	56
*	Auto Italia Holdings	3,225,000	54
	Henderson Investment Ltd.	524,000	44
*	Silver Base Group Holdings Ltd.	537,000	39
*	China Healthcare Enterprise Group Ltd.	2,203,826	38
*	Winshine Science Co. Ltd.	1,108,000	27
*	GT Group Holdings Ltd.	640,000	23
*	Neo-Neon Holdings Ltd.	66,000	10
			505,836
Japan (59.1%)
	Toyota Motor Corp.	2,598,707	150,743
	Mitsubishi UFJ Financial Group Inc.	12,934,024	66,737
	KDDI Corp.	1,764,400	53,626
	SoftBank Group Corp.	818,070	51,523
	Honda Motor Co. Ltd.	1,705,527	51,032
	Japan Tobacco Inc.	1,141,059	43,383
	Sumitomo Mitsui Financial Group Inc.	1,235,334	42,831
	Mizuho Financial Group Inc.	23,793,341	40,062
	Sony Corp.	1,194,744	37,656
	FANUC Corp.	186,176	34,087
	Takeda Pharmaceutical Co. Ltd.	735,991	32,917
	Keyence Corp.	43,477	31,873
	NTT DOCOMO Inc.	1,248,800	31,362
	East Japan Railway Co.	355,285	31,275
	Seven & i Holdings Co. Ltd.	741,954	30,969
	Astellas Pharma Inc.	2,022,870	30,023
	Shin-Etsu Chemical Co. Ltd.	392,755	29,779
	Central Japan Railway Co.	172,300	29,299
	Canon Inc.	998,817	28,694
	Mitsubishi Corp.	1,310,134	28,515
	Tokio Marine Holdings Inc.	669,390	26,403
	Mitsubishi Electric Corp.	1,878,654	25,417
	Murata Manufacturing Co. Ltd.	180,179	25,160
	Nintendo Co. Ltd.	102,898	24,805
	Kao Corp.	476,877	24,538
	Daikin Industries Ltd.	253,212	24,265
	Hitachi Ltd.	4,411,258	23,516
	Bridgestone Corp.	610,950	22,803
	Fuji Heavy Industries Ltd.	583,412	22,798
	Mitsui & Co. Ltd.	1,622,700	22,483
	Mitsubishi Estate Co. Ltd.	1,123,982	22,339
	Nidec Corp.	230,728	22,325
	Panasonic Corp.	2,025,590	20,896
	Denso Corp.	478,686	20,830
	Mitsui Fudosan Co. Ltd.	904,580	20,601
	Komatsu Ltd.	899,109	20,013
	ORIX Corp.	1,248,310	19,781
	Nissan Motor Co. Ltd.	1,917,052	19,501

30

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Otsuka Holdings Co. Ltd.	402,279	17,606
ITOCHU Corp.	1,374,597	17,359
Kubota Corp.	1,069,428	17,237
Daiwa House Industry Co. Ltd.	613,905	16,850
Nomura Holdings Inc.	3,243,894	16,248
Eisai Co. Ltd.	253,668	16,166
SMC Corp.	55,700	16,146
Fast Retailing Co. Ltd.	47,320	15,942
Dai-ichi Life Holdings Inc.	1,079,900	15,832
Hoya Corp.	376,502	15,709
Daiichi Sankyo Co. Ltd.	630,691	15,155
Nippon Steel & Sumitomo Metal Corp.	747,430	14,809
FUJIFILM Holdings Corp.	382,895	14,478
Kyocera Corp.	296,450	14,404
MS&AD Insurance Group Holdings Inc.	485,101	14,401
Suzuki Motor Corp.	392,368	13,990
Shionogi & Co. Ltd.	282,251	13,900
Kirin Holdings Co. Ltd.	802,316	13,793
Toray Industries Inc.	1,437,857	13,382
Secom Co. Ltd.	185,103	13,353
Tokyo Electron Ltd.	147,513	13,306
* Toshiba Corp.	3,627,424	13,134
Mitsubishi Heavy Industries Ltd.	3,062,743	13,102
MEIJI Holdings Co. Ltd.	130,030	12,969
Asahi Group Holdings Ltd.	361,721	12,903
Shimano Inc.	74,998	12,823
Recruit Holdings Co. Ltd.	309,135	12,418
Sumitomo Corp.	1,076,538	12,377
Sumitomo Mitsui Trust Holdings Inc.	359,681	12,137
Daito Trust Construction Co. Ltd.	69,258	11,606
Terumo Corp.	299,900	11,598
Sompo Holdings Inc.	352,226	11,397
Ono Pharmaceutical Co. Ltd.	436,465	11,066
Olympus Corp.	304,994	10,872
Sumitomo Realty & Development Co. Ltd.	412,539	10,844
West Japan Railway Co.	175,037	10,778
Oriental Land Co. Ltd.	184,377	10,770
Ajinomoto Co. Inc.	481,606	10,710
Asahi Kasei Corp.	1,180,836	10,645
Sumitomo Electric Industries Ltd.	717,321	10,597
Dentsu Inc.	212,002	10,568
Nitto Denko Corp.	147,766	10,295
Nippon Telegraph & Telephone Corp.	231,375	10,258
Fujitsu Ltd.	1,706,981	10,124
Chubu Electric Power Co. Inc.	678,872	9,994
Shiseido Co. Ltd.	372,853	9,617
Daiwa Securities Group Inc.	1,609,984	9,612
Sysmex Corp.	135,284	9,375
Rakuten Inc.	802,500	9,252
Resona Holdings Inc.	2,077,543	9,209
Aeon Co. Ltd.	664,295	9,180
JX Holdings Inc.	2,316,923	9,155
Sekisui House Ltd.	551,335	9,110
Tokyo Gas Co. Ltd.	1,984,959	9,007
Mazda Motor Corp.	539,691	8,950
Unicharm Corp.	374,823	8,913
Nitori Holdings Co. Ltd.	70,482	8,419
Mitsubishi Chemical Holdings Corp.	1,259,379	8,269
Inpex Corp.	879,600	8,206
Aisin Seiki Co. Ltd.	184,589	8,109
Makita Corp.	116,227	8,036
Hankyu Hanshin Holdings Inc.	239,200	7,919
TDK Corp.	114,187	7,884
Osaka Gas Co. Ltd.	1,888,548	7,855

31

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Marubeni Corp.	1,488,556	7,822
Japan Exchange Group Inc.	522,300	7,755
Yamato Holdings Co. Ltd.	338,261	7,707
Taisei Corp.	1,016,863	7,621
Omron Corp.	186,810	7,170
Toyota Industries Corp.	156,120	7,163
Tokyu Corp.	952,409	7,130
Chugai Pharmaceutical Co. Ltd.	208,757	7,114
T&D Holdings Inc.	585,661	7,082
JFE Holdings Inc.	492,407	7,057
Kintetsu Group Holdings Co. Ltd.	1,724,927	6,963
Sumitomo Chemical Co. Ltd.	1,455,276	6,883
* Kansai Electric Power Co. Inc.	700,014	6,692
NEC Corp.	2,478,284	6,627
Isuzu Motors Ltd.	517,598	6,402
Asahi Glass Co. Ltd.	912,115	6,379
NTT Data Corp.	120,200	6,203
Obayashi Corp.	643,775	6,202
Odakyu Electric Railway Co. Ltd.	291,581	5,949
Yamaha Motor Co. Ltd.	266,047	5,910
Kajima Corp.	871,362	5,876
Sumitomo Metal Mining Co. Ltd.	452,149	5,876
Nippon Paint Holdings Co. Ltd.	172,800	5,876
Dai Nippon Printing Co. Ltd.	574,513	5,763
* Tokyo Electric Power Co. Holdings Inc.	1,483,884	5,749
Yamaha Corp.	160,739	5,743
LIXIL Group Corp.	248,518	5,708
Koito Manufacturing Co. Ltd.	107,555	5,647
Sekisui Chemical Co. Ltd.	356,645	5,617
Tohoku Electric Power Co. Inc.	454,542	5,569
Bandai Namco Holdings Inc.	185,854	5,567
Santen Pharmaceutical Co. Ltd.	380,400	5,547
Japan Post Holdings Co. Ltd.	430,713	5,483
Concordia Financial Group Ltd.	1,166,179	5,407
Seiko Epson Corp.	264,400	5,359
TOTO Ltd.	134,039	5,355
M3 Inc.	174,300	5,304
Ricoh Co. Ltd.	649,882	5,297
Suntory Beverage & Food Ltd.	119,300	5,216
Kikkoman Corp.	163,922	5,215
Kuraray Co. Ltd.	335,213	5,082
Nikon Corp.	334,430	5,054
Toyota Tsusho Corp.	212,048	5,006
FamilyMart UNY Holdings Co. Ltd.	77,713	4,874
Shimizu Corp.	541,293	4,811
NSK Ltd.	432,336	4,806
Yahoo Japan Corp.	1,246,500	4,782
Keikyu Corp.	473,531	4,777
^ Lawson Inc.	62,595	4,756
Ryohin Keikaku Co. Ltd.	22,200	4,742
MISUMI Group Inc.	258,500	4,715
Tobu Railway Co. Ltd.	959,206	4,709
Japan Post Bank Co. Ltd.	396,911	4,678
Nagoya Railroad Co. Ltd.	876,000	4,623
NGK Insulators Ltd.	249,541	4,580
Toppan Printing Co. Ltd.	482,872	4,541
Nissan Chemical Industries Ltd.	133,900	4,540
Yakult Honsha Co. Ltd.	97,115	4,528
Rohm Co. Ltd.	86,133	4,528
Keio Corp.	546,808	4,526
* Kyushu Railway Co.	152,019	4,479
Hoshizaki Corp.	48,700	4,395
Mitsui Chemicals Inc.	882,190	4,345
Shizuoka Bank Ltd.	512,859	4,328

32

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
NH Foods Ltd.	179,466	4,301
Alps Electric Co. Ltd.	178,200	4,275
Don Quijote Holdings Co. Ltd.	112,000	4,257
Taisho Pharmaceutical Holdings Co. Ltd.	43,423	4,236
Brother Industries Ltd.	224,759	4,124
Mitsubishi Tanabe Pharma Corp.	211,636	4,119
Suruga Bank Ltd.	166,696	4,070
Nissin Foods Holdings Co. Ltd.	69,947	4,048
Yaskawa Electric Corp.	253,355	4,042
Tosoh Corp.	618,000	4,036
Kawasaki Heavy Industries Ltd.	1,370,357	4,003
Chiba Bank Ltd.	645,129	3,990
Kyushu Electric Power Co. Inc.	438,944	3,989
Electric Power Development Co. Ltd.	170,879	3,979
Hirose Electric Co. Ltd.	30,118	3,974
Kansai Paint Co. Ltd.	183,790	3,950
Daicel Corp.	299,773	3,942
Amada Holdings Co. Ltd.	345,493	3,936
Konica Minolta Inc.	437,953	3,923
Stanley Electric Co. Ltd.	142,441	3,922
Hamamatsu Photonics KK	129,144	3,908
Tsuruha Holdings Inc.	33,500	3,865
Toho Gas Co. Ltd.	415,518	3,853
Trend Micro Inc.	109,258	3,847
Seibu Holdings Inc.	220,517	3,815
NGK Spark Plug Co. Ltd.	189,381	3,758
Hisamitsu Pharmaceutical Co. Inc.	70,340	3,752
* IHI Corp.	1,423,720	3,745
Kyowa Hakko Kirin Co. Ltd.	244,886	3,737
Lion Corp.	228,000	3,729
Aozora Bank Ltd.	1,117,676	3,693
Shimadzu Corp.	252,596	3,675
Alfresa Holdings Corp.	173,832	3,674
Nisshin Seifun Group Inc.	247,924	3,652
Asics Corp.	171,132	3,652
Oji Holdings Corp.	851,521	3,600
Nippon Express Co. Ltd.	727,925	3,596
Konami Holdings Corp.	90,549	3,576
JGC Corp.	202,021	3,571
Toyo Suisan Kaisha Ltd.	87,996	3,565
USS Co. Ltd.	206,760	3,497
Isetan Mitsukoshi Holdings Ltd.	345,080	3,488
Yamada Denki Co. Ltd.	670,940	3,468
Chugoku Electric Power Co. Inc.	292,813	3,426
Mitsubishi Materials Corp.	117,350	3,362
Nabtesco Corp.	112,465	3,359
Rinnai Corp.	34,907	3,353
Taiheiyo Cement Corp.	1,170,000	3,351
Toho Co. Ltd.	111,433	3,343
Obic Co. Ltd.	64,000	3,325
Nomura Research Institute Ltd.	94,732	3,286
DeNA Co. Ltd.	102,051	3,283
J Front Retailing Co. Ltd.	238,290	3,280
Yokogawa Electric Corp.	232,796	3,270
Teijin Ltd.	168,735	3,260
Hulic Co. Ltd.	341,400	3,251
Mitsubishi Motors Corp.	584,721	3,246
Mebuki Financial Group Inc.	910,925	3,242
JTEKT Corp.	218,366	3,232
Keisei Electric Railway Co. Ltd.	131,702	3,175
Minebea Co. Ltd.	310,200	3,165
Keihan Holdings Co. Ltd.	468,000	3,160
Nippon Yusen KK	1,527,083	3,125
Fukuoka Financial Group Inc.	712,041	3,081

33

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	ANA Holdings Inc.	1,094,143	3,073
	Disco Corp.	25,400	3,070
	Park24 Co. Ltd.	99,000	3,059
	Sojitz Corp.	1,163,818	3,054
	Kobayashi Pharmaceutical Co. Ltd.	58,300	3,047
	Kewpie Corp.	106,100	3,013
	Start Today Co. Ltd.	171,600	3,007
	Sohgo Security Services Co. Ltd.	65,800	2,997
^	Casio Computer Co. Ltd.	214,872	2,993
	Marui Group Co. Ltd.	212,342	2,979
	Iida Group Holdings Co. Ltd.	153,000	2,957
	Sumitomo Rubber Industries Ltd.	173,890	2,917
	Mabuchi Motor Co. Ltd.	50,102	2,912
	Pigeon Corp.	103,400	2,909
	Toyo Seikan Group Holdings Ltd.	155,473	2,868
	Hino Motors Ltd.	262,809	2,865
	Sega Sammy Holdings Inc.	192,291	2,839
	Sumitomo Heavy Industries Ltd.	537,153	2,828
	Tokyu Fudosan Holdings Corp.	497,855	2,806
	Ezaki Glico Co. Ltd.	49,200	2,797
	Fuji Electric Co. Ltd.	558,783	2,790
	Mitsubishi Gas Chemical Co. Inc.	179,460	2,762
	Hakuhodo DY Holdings Inc.	228,550	2,747
	TonenGeneral Sekiyu KK	278,713	2,744
	JSR Corp.	180,143	2,738
	CyberAgent Inc.	93,800	2,725
	Yamazaki Baking Co. Ltd.	119,335	2,676
	Miraca Holdings Inc.	55,285	2,669
	Air Water Inc.	142,281	2,662
	Shimamura Co. Ltd.	20,653	2,644
	MediPal Holdings Corp.	153,484	2,622
	Haseko Corp.	269,000	2,618
	Credit Saison Co. Ltd.	151,375	2,617
	Calbee Inc.	72,100	2,616
	Hitachi High-Technologies Corp.	62,680	2,614
	Mitsui OSK Lines Ltd.	1,042,811	2,608
	Sumitomo Dainippon Pharma Co. Ltd.	150,438	2,606
	Kurita Water Industries Ltd.	109,878	2,600
	Suzuken Co. Ltd.	80,862	2,597
	SCREEN Holdings Co. Ltd.	37,600	2,572
	Ebara Corp.	85,800	2,547
	Shinsei Bank Ltd.	1,565,373	2,531
	Square Enix Holdings Co. Ltd.	76,415	2,528
	Tokyo Tatemono Co. Ltd.	197,500	2,509
	NOK Corp.	110,356	2,487
	Nippon Shinyaku Co. Ltd.	48,800	2,477
	Kyushu Financial Group Inc.	371,900	2,473
	Kose Corp.	27,100	2,472
	Bank of Kyoto Ltd.	336,363	2,467
	Sundrug Co. Ltd.	31,200	2,454
	Hiroshima Bank Ltd.	571,000	2,444
	DIC Corp.	80,200	2,429
	Nankai Electric Railway Co. Ltd.	531,000	2,411
*	Kobe Steel Ltd.	290,995	2,401
	Sony Financial Holdings Inc.	169,924	2,387
	Advantest Corp.	166,387	2,378
	Otsuka Corp.	49,726	2,366
	Hitachi Metals Ltd.	189,007	2,362
	Hitachi Chemical Co. Ltd.	100,666	2,353
^,*	Sharp Corp.	1,349,829	2,342
	THK Co. Ltd.	110,432	2,332
	Yamaguchi Financial Group Inc.	210,864	2,325
	Temp Holdings Co. Ltd.	136,300	2,312
	Nichirei Corp.	104,000	2,274

34

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Takashimaya Co. Ltd.	277,494	2,263
	Nifco Inc.	39,100	2,252
	Chugoku Bank Ltd.	166,309	2,231
	Kakaku.com Inc.	132,400	2,224
	Idemitsu Kosan Co. Ltd.	96,792	2,224
	Kaneka Corp.	267,995	2,217
	Nippon Electric Glass Co. Ltd.	405,752	2,207
	SBI Holdings Inc.	185,506	2,204
	Hachijuni Bank Ltd.	395,628	2,157
	Nexon Co. Ltd.	126,200	2,148
	Ube Industries Ltd.	1,027,936	2,121
	Hitachi Construction Machinery Co. Ltd.	101,232	2,118
^	Japan Airport Terminal Co. Ltd.	54,500	2,092
	Nippon Shokubai Co. Ltd.	30,300	2,091
	Zenkoku Hosho Co. Ltd.	48,600	2,090
	Hokuriku Electric Power Co.	181,834	2,065
	Asahi Intecc Co. Ltd.	47,670	2,065
	Gunma Bank Ltd.	431,481	2,060
	Mitsubishi UFJ Lease & Finance Co. Ltd.	424,660	2,056
^	Ito En Ltd.	55,100	2,006
	Azbil Corp.	67,600	2,005
	Kaken Pharmaceutical Co. Ltd.	31,800	2,003
^	Kawasaki Kisen Kaisha Ltd.	801,000	1,982
	Hikari Tsushin Inc.	21,400	1,964
	Sawai Pharmaceutical Co. Ltd.	30,300	1,958
	Daifuku Co. Ltd.	107,400	1,941
	Nomura Real Estate Holdings Inc.	114,878	1,940
	Maruichi Steel Tube Ltd.	59,914	1,932
	Denka Co. Ltd.	421,927	1,914
	Kagome Co. Ltd.	71,900	1,885
	Sotetsu Holdings Inc.	385,000	1,879
	Matsumotokiyoshi Holdings Co. Ltd.	36,400	1,875
	Seven Bank Ltd.	609,440	1,874
	Tsumura & Co.	65,672	1,866
	Sanwa Holdings Corp.	187,200	1,864
^,*	PeptiDream Inc.	36,000	1,854
	COMSYS Holdings Corp.	104,400	1,838
	Nihon M&A Center Inc.	56,600	1,837
	Nippon Kayaku Co. Ltd.	159,000	1,832
	Sumco Corp.	173,768	1,818
	AEON Financial Service Co. Ltd.	102,970	1,813
	Sugi Holdings Co. Ltd.	33,700	1,805
	Calsonic Kansei Corp.	144,000	1,805
	TIS Inc.	79,500	1,799
	Nihon Kohden Corp.	73,600	1,794
	Benesse Holdings Inc.	68,247	1,788
	Hokuhoku Financial Group Inc.	124,000	1,787
	Morinaga & Co. Ltd.	38,400	1,786
	Coca-Cola West Co. Ltd.	60,324	1,783
	Glory Ltd.	53,900	1,782
	Megmilk Snow Brand Co. Ltd.	50,900	1,771
	Yokohama Rubber Co. Ltd.	101,100	1,755
	Horiba Ltd.	36,600	1,750
	Showa Shell Sekiyu KK	186,822	1,741
	Furukawa Electric Co. Ltd.	59,160	1,741
*	Acom Co. Ltd.	376,400	1,732
	Sumitomo Forestry Co. Ltd.	123,500	1,720
	Izumi Co. Ltd.	37,200	1,719
	Mitsubishi Logistics Corp.	126,831	1,717
	Nippon Paper Industries Co. Ltd.	91,048	1,704
	Cosmos Pharmaceutical Corp.	7,800	1,697
	Aeon Mall Co. Ltd.	114,155	1,695
	Toyoda Gosei Co. Ltd.	73,903	1,693
	Kamigumi Co. Ltd.	198,148	1,692

35

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Nishi-Nippon Railroad Co. Ltd.	354,000	1,678
	Oracle Corp. Japan	30,468	1,658
	Zensho Holdings Co. Ltd.	88,600	1,655
	Aoyama Trading Co. Ltd.	46,900	1,652
	Sankyo Co. Ltd.	46,817	1,649
	House Foods Group Inc.	73,600	1,643
	GS Yuasa Corp.	379,999	1,641
	Sapporo Holdings Ltd.	57,800	1,633
	Tokyo Century Corp.	46,300	1,631
	Miura Co. Ltd.	94,500	1,631
	Penta-Ocean Construction Co. Ltd.	273,400	1,629
	Rohto Pharmaceutical Co. Ltd.	92,800	1,628
	Takara Holdings Inc.	171,700	1,626
	Citizen Watch Co. Ltd.	289,348	1,626
	Welcia Holdings Co. Ltd.	23,758	1,620
	Daiichikosho Co. Ltd.	37,000	1,608
	Iyo Bank Ltd.	261,398	1,607
	Dowa Holdings Co. Ltd.	216,000	1,604
	Seino Holdings Co. Ltd.	143,900	1,595
	Showa Denko KK	120,049	1,586
	SCSK Corp.	42,500	1,585
	Coca-Cola East Japan Co. Ltd.	71,000	1,565
	NTN Corp.	411,000	1,556
	Toyota Boshoku Corp.	61,109	1,541
	Relo Group Inc.	9,300	1,540
	OSG Corp.	72,230	1,538
	Leopalace21 Corp.	236,400	1,537
	NHK Spring Co. Ltd.	160,896	1,523
	Morinaga Milk Industry Co. Ltd.	189,000	1,522
	Kinden Corp.	126,331	1,521
*	Itoham Yonekyu Holdings Inc.	158,462	1,511
	Ain Holdings Inc.	22,300	1,505
	Toyo Tire & Rubber Co. Ltd.	96,500	1,497
	Fujikura Ltd.	254,000	1,492
	77 Bank Ltd.	330,000	1,491
	Ulvac Inc.	47,200	1,490
	NOF Corp.	136,000	1,478
	Sumitomo Osaka Cement Co. Ltd.	352,000	1,458
*	Nishi-Nippon Financial Holdings Inc.	146,067	1,454
	Aica Kogyo Co. Ltd.	50,800	1,450
	Taiyo Nippon Sanso Corp.	137,701	1,447
	Nipro Corp.	117,000	1,445
	ADEKA Corp.	95,300	1,441
	Shikoku Electric Power Co. Inc.	152,044	1,430
	Pilot Corp.	31,900	1,426
	Topcon Corp.	94,500	1,411
	Ibiden Co. Ltd.	96,783	1,405
	Pola Orbis Holdings Inc.	16,800	1,398
	Daido Steel Co. Ltd.	327,087	1,388
	Japan Post Insurance Co. Ltd.	66,031	1,384
	Nagase & Co. Ltd.	107,800	1,379
	Sankyu Inc.	234,000	1,378
	ABC-Mart Inc.	22,587	1,374
	TS Tech Co. Ltd.	51,100	1,370
	Toyobo Co. Ltd.	832,000	1,362
^	MonotaRO Co. Ltd.	55,802	1,357
	Ushio Inc.	112,384	1,356
	Wacoal Holdings Corp.	117,000	1,350
^,*	LINE Corp.	32,880	1,346
	Daishi Bank Ltd.	310,000	1,333
	K's Holdings Corp.	77,000	1,333
^,*	Tokuyama Corp.	308,000	1,317
	Tokyo Ohka Kogyo Co. Ltd.	37,000	1,314
	Bic Camera Inc.	151,300	1,302

36

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Hokkaido Electric Power Co. Inc.	171,193	1,302
Nihon Parkerizing Co. Ltd.	93,900	1,294
Skylark Co. Ltd.	91,500	1,287
Toagosei Co. Ltd.	114,000	1,269
Nikkon Holdings Co. Ltd.	59,000	1,267
Resorttrust Inc.	63,300	1,265
Nippon Suisan Kaisha Ltd.	262,800	1,263
Kyowa Exeo Corp.	83,300	1,251
Chiyoda Corp.	143,123	1,248
Shimachu Co. Ltd.	46,300	1,242
Tsubakimoto Chain Co.	156,000	1,236
Japan Steel Works Ltd.	57,373	1,232
Ship Healthcare Holdings Inc.	41,700	1,220
Tadano Ltd.	108,500	1,218
Amano Corp.	64,600	1,202
Nisshin Steel Co. Ltd.	90,300	1,201
Shochiku Co. Ltd.	107,000	1,199
OKUMA Corp.	143,000	1,197
Mitsui Mining & Smelting Co. Ltd.	535,000	1,192
H2O Retailing Corp.	80,000	1,188
Sangetsu Corp.	61,500	1,188
Nippon Light Metal Holdings Co. Ltd.	518,400	1,180
Rengo Co. Ltd.	188,000	1,179
Zeon Corp.	129,000	1,178
Japan Airlines Co. Ltd.	39,792	1,174
Nisshinbo Holdings Inc.	117,800	1,173
Capcom Co. Ltd.	45,400	1,173
Awa Bank Ltd.	178,000	1,171
Shiga Bank Ltd.	225,000	1,167
Nippon Gas Co. Ltd.	38,500	1,165
Nishimatsu Construction Co. Ltd.	245,000	1,144
Itochu Techno-Solutions Corp.	46,332	1,143
Iwatani Corp.	191,000	1,141
Toda Corp.	210,000	1,138
Taiyo Yuden Co. Ltd.	106,200	1,135
Tokai Tokyo Financial Holdings Inc.	223,100	1,132
Hazama Ando Corp.	174,600	1,126
Fujitsu General Ltd.	49,000	1,124
San-In Godo Bank Ltd.	156,200	1,124
FP Corp.	20,800	1,120
Yamato Kogyo Co. Ltd.	39,517	1,113
Kyudenko Corp.	34,500	1,111
Ogaki Kyoritsu Bank Ltd.	309,000	1,105
Lintec Corp.	50,700	1,104
Senshu Ikeda Holdings Inc.	242,500	1,103
Colowide Co. Ltd.	56,400	1,096
Heiwa Corp.	46,600	1,095
Valor Holdings Co. Ltd.	38,500	1,092
TechnoPro Holdings Inc.	31,800	1,089
Maeda Corp.	117,000	1,084
Hanwa Co. Ltd.	177,000	1,083
^ Sanrio Co. Ltd.	57,650	1,080
Kiyo Bank Ltd.	64,700	1,073
Kokuyo Co. Ltd.	80,900	1,072
Toho Holdings Co. Ltd.	51,000	1,070
Arcs Co. Ltd.	42,600	1,069
^ Mitsubishi Pencil Co. Ltd.	21,000	1,050
Oki Electric Industry Co. Ltd.	80,300	1,048
SHO-BOND Holdings Co. Ltd.	21,700	1,046
Fuji Machine Manufacturing Co. Ltd.	81,900	1,042
KYORIN Holdings Inc.	46,300	1,035
Tokyo Seimitsu Co. Ltd.	37,500	1,023
Maeda Road Construction Co. Ltd.	55,000	1,018
Okumura Corp.	175,000	1,008

37

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Kenedix Inc.	239,700	1,008
	Jafco Co. Ltd.	29,900	993
	Juroku Bank Ltd.	328,000	989
	Mochida Pharmaceutical Co. Ltd.	12,600	987
	Mitsui Engineering & Shipbuilding Co. Ltd.	710,000	987
	DMG Mori Co. Ltd.	92,900	985
*	Orient Corp.	524,400	977
	NTT Urban Development Corp.	105,800	973
	Hitachi Capital Corp.	42,900	957
	Trusco Nakayama Corp.	18,500	956
	Autobacs Seven Co. Ltd.	66,800	950
	Ariake Japan Co. Ltd.	17,000	950
	North Pacific Bank Ltd.	253,600	946
	Nippo Corp.	49,000	945
	Sakata Seed Corp.	32,800	944
	Koei Tecmo Holdings Co. Ltd.	48,300	924
	Takasago Thermal Engineering Co. Ltd.	65,500	924
^	GungHo Online Entertainment Inc.	363,800	920
	Topre Corp.	39,600	917
	Kandenko Co. Ltd.	93,000	917
^	Yoshinoya Holdings Co. Ltd.	60,800	916
	Hitachi Kokusai Electric Inc.	45,800	915
	Hitachi Transport System Ltd.	43,900	905
	Nanto Bank Ltd.	23,768	904
	Fuyo General Lease Co. Ltd.	17,800	903
	Maruha Nichiro Corp.	32,300	896
	Duskin Co. Ltd.	46,600	895
	Nichias Corp.	100,000	890
	Inaba Denki Sangyo Co. Ltd.	24,500	889
	Fuji Oil Holdings Inc.	45,700	881
	Asatsu-DK Inc.	31,740	881
	San-A Co. Ltd.	16,100	876
	Keiyo Bank Ltd.	208,000	875
	Kumagai Gumi Co. Ltd.	329,000	874
	Ai Holdings Corp.	35,500	872
	Kissei Pharmaceutical Co. Ltd.	33,200	868
	Ryosan Co. Ltd.	28,100	865
	Toyo Ink SC Holdings Co. Ltd.	185,000	860
	Fujitec Co. Ltd.	75,100	859
	Tokai Rika Co. Ltd.	45,600	855
	Yaoko Co. Ltd.	20,300	852
	Okasan Securities Group Inc.	160,000	851
	Musashino Bank Ltd.	30,700	848
^	Nissha Printing Co. Ltd.	34,900	845
	Tomy Co. Ltd.	78,000	843
	Sumitomo Bakelite Co. Ltd.	155,000	842
	Daiseki Co. Ltd.	41,000	842
^	HIS Co. Ltd.	30,700	838
	Tokyo Dome Corp.	88,000	836
	Nippon Seiki Co. Ltd.	43,000	831
	Cosmo Energy Holdings Co. Ltd.	63,604	831
	KYB Corp.	181,180	829
	Takara Standard Co. Ltd.	44,500	827
	Ichigo Inc.	190,300	825
	Fuji Seal International Inc.	20,000	824
	Hokkoku Bank Ltd.	246,000	824
	Mandom Corp.	17,500	816
	Nihon Unisys Ltd.	66,900	815
^	Daio Paper Corp.	67,800	814
	Hitachi Zosen Corp.	160,700	809
^,*	Aiful Corp.	265,800	808
	GMO Internet Inc.	60,500	808
	ASKUL Corp.	19,600	807
	PALTAC Corp.	32,700	802

38

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Tokyo TY Financial Group Inc.	25,070	802
	Toho Bank Ltd.	209,000	793
	Tokyu Construction Co. Ltd.	78,400	792
^,*	euglena Co. Ltd.	58,200	791
	Matsui Securities Co. Ltd.	98,600	789
	Okamura Corp.	80,200	787
	Hokuetsu Kishu Paper Co. Ltd.	125,700	786
	Exedy Corp.	27,500	786
	FCC Co. Ltd.	35,400	781
^	Fukuyama Transporting Co. Ltd.	137,000	780
	Shima Seiki Manufacturing Ltd.	27,600	778
	Central Glass Co. Ltd.	190,000	777
	Meitec Corp.	22,800	777
	Nichi-iko Pharmaceutical Co. Ltd.	43,200	775
	Hyakujushi Bank Ltd.	225,000	766
^	Okamoto Industries Inc.	70,000	758
	Canon Marketing Japan Inc.	43,800	756
	Saibu Gas Co. Ltd.	322,000	755
	Taikisha Ltd.	29,800	753
	Kusuri No Aoki Co. Ltd.	14,700	750
	Joyful Honda Co. Ltd.	27,000	745
^	Fuji Kyuko Co. Ltd.	65,000	745
	Onward Holdings Co. Ltd.	111,000	743
	Unipres Corp.	38,400	741
	Kuroda Electric Co. Ltd.	37,900	737
	Yodogawa Steel Works Ltd.	27,000	737
^	Jin Co. Ltd.	14,100	732
	Japan Aviation Electronics Industry Ltd.	51,000	730
	ZERIA Pharmaceutical Co. Ltd.	43,300	726
	Nippon Flour Mills Co. Ltd.	49,000	725
	Yamanashi Chuo Bank Ltd.	148,000	724
	TOMONY Holdings Inc.	139,900	723
	DCM Holdings Co. Ltd.	82,200	720
	Paramount Bed Holdings Co. Ltd.	18,900	720
	Noritz Corp.	34,700	719
	MOS Food Services Inc.	21,300	716
	Anritsu Corp.	134,295	712
	GMO Payment Gateway Inc.	15,500	712
	Bank of Okinawa Ltd.	20,280	712
	TPR Co. Ltd.	24,600	711
	Keihin Corp.	43,500	711
	Hyakugo Bank Ltd.	193,000	711
	United Arrows Ltd.	25,900	707
	CKD Corp.	56,700	706
*	Nippon Sheet Glass Co. Ltd.	86,900	706
	Nissan Shatai Co. Ltd.	68,200	704
	Totetsu Kogyo Co. Ltd.	24,800	703
	Accordia Golf Co. Ltd.	69,600	702
	Hogy Medical Co. Ltd.	10,600	698
	Okinawa Electric Power Co. Inc.	30,000	695
	Senko Co. Ltd.	100,400	694
	Siix Corp.	17,300	692
	Tokyo Steel Manufacturing Co. Ltd.	99,700	692
	Takeuchi Manufacturing Co. Ltd.	35,500	688
	Kanematsu Corp.	417,000	686
	J Trust Co. Ltd.	83,200	680
	Kyoritsu Maintenance Co. Ltd.	11,300	678
	UACJ Corp.	208,000	676
^	EDION Corp.	75,900	672
	Japan Petroleum Exploration Co. Ltd.	30,579	669
	Kameda Seika Co. Ltd.	12,600	660
	Kadokawa Dwango Corp.	44,652	659
	Daikyonishikawa Corp.	50,800	658
^	Nachi-Fujikoshi Corp.	173,000	656

39

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Saizeriya Co. Ltd.	24,800	653
Takuma Co. Ltd.	71,000	653
^ Japan Display Inc.	331,100	652
* Pioneer Corp.	265,200	650
Nippon Densetsu Kogyo Co. Ltd.	35,700	650
Bank of Iwate Ltd.	15,300	644
^ COLOPL Inc.	44,800	644
Descente Ltd.	46,100	639
cocokara fine Inc.	16,500	638
Komeri Co. Ltd.	26,100	637
SKY Perfect JSAT Holdings Inc.	128,400	636
Nomura Co. Ltd.	39,200	636
Nichiha Corp.	25,700	635
IBJ Leasing Co. Ltd.	30,200	632
Adastria Co. Ltd.	24,100	631
TOKAI Holdings Corp.	97,100	624
^ Yamagata Bank Ltd.	144,000	622
Nishimatsuya Chain Co. Ltd.	43,900	618
Aomori Bank Ltd.	181,000	612
Shinmaywa Industries Ltd.	79,000	612
Takara Bio Inc.	42,300	611
Starts Corp. Inc.	32,900	610
Transcosmos Inc.	24,100	610
Taiyo Holdings Co. Ltd.	16,200	607
Nagaileben Co. Ltd.	27,600	606
Gurunavi Inc.	22,000	602
Sumitomo Mitsui Construction Co. Ltd.	630,300	600
Showa Sangyo Co. Ltd.	112,000	599
^ Bank of Nagoya Ltd.	17,000	598
Takara Leben Co. Ltd.	87,800	596
Heiwado Co. Ltd.	28,600	595
Daikyo Inc.	277,000	594
Seikagaku Corp.	37,000	593
Meidensha Corp.	177,000	592
Hitachi Maxell Ltd.	32,300	589
Komori Corp.	46,300	588
^ Ichibanya Co. Ltd.	15,400	582
Nippon Soda Co. Ltd.	131,000	581
Ci:z Holdings Co. Ltd.	20,200	579
^ Zojirushi Corp.	42,000	579
Sumitomo Warehouse Co. Ltd.	108,000	577
Chudenko Corp.	27,700	576
Earth Chemical Co. Ltd.	12,400	576
Eizo Corp.	18,200	575
TOC Co. Ltd.	63,500	574
Kureha Corp.	15,000	574
Futaba Corp.	35,100	573
NSD Co. Ltd.	35,500	571
Nissin Kogyo Co. Ltd.	38,500	570
Makino Milling Machine Co. Ltd.	88,000	559
Chiyoda Co. Ltd.	23,500	558
Nissin Electric Co. Ltd.	41,700	556
Life Corp.	17,100	555
Fancl Corp.	36,600	553
NS Solutions Corp.	29,000	553
Daihen Corp.	95,000	551
Nippon Signal Company Ltd.	61,700	548
Star Micronics Co. Ltd.	38,400	547
Financial Products Group Co. Ltd.	62,500	546
Nichicon Corp.	63,400	543
Gunze Ltd.	161,000	540
Nikkiso Co. Ltd.	61,100	540
Inabata & Co. Ltd.	49,600	539
Furukawa Co. Ltd.	336,000	537

40

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Kanamoto Co. Ltd.	22,300	536
Aida Engineering Ltd.	62,200	535
Tokyo Broadcasting System Holdings Inc.	34,000	534
Oita Bank Ltd.	141,000	534
Sanyo Special Steel Co. Ltd.	104,000	533
Seiren Co. Ltd.	45,500	532
Toshiba Plant Systems & Services Corp.	33,000	532
Fukui Bank Ltd.	201,000	532
Akita Bank Ltd.	158,000	529
Tokai Carbon Co. Ltd.	174,000	529
Milbon Co. Ltd.	11,800	529
Aichi Bank Ltd.	9,500	526
Morita Holdings Corp.	34,700	523
Aichi Steel Corp.	10,800	520
BML Inc.	19,600	520
Oiles Corp.	28,600	518
Marusan Securities Co. Ltd.	62,000	515
Aeon Delight Co. Ltd.	17,400	514
Internet Initiative Japan Inc.	29,100	514
Atom Corp.	77,647	513
Asahi Holdings Inc.	28,500	513
SMS Co. Ltd.	19,700	513
Nitto Boseki Co. Ltd.	157,000	510
Sakata INX Corp.	38,900	509
Bunka Shutter Co. Ltd.	61,100	507
United Super Markets Holdings Inc.	56,100	507
Doutor Nichires Holdings Co. Ltd.	25,300	506
Toei Co. Ltd.	63,000	506
NET One Systems Co. Ltd.	69,600	506
Obara Group Inc.	11,700	504
Raito Kogyo Co. Ltd.	41,700	502
Prima Meat Packers Ltd.	138,000	501
Shizuoka Gas Co. Ltd.	63,800	501
Gree Inc.	90,279	501
Marudai Food Co. Ltd.	105,000	500
Ryobi Ltd.	124,000	500
Sanki Engineering Co. Ltd.	55,100	500
Daibiru Corp.	57,500	500
Token Corp.	6,900	499
Kato Sangyo Co. Ltd.	20,700	499
As One Corp.	11,100	498
Nisshin Oillio Group Ltd.	109,000	496
TSI Holdings Co. Ltd.	88,100	495
Nippon Steel & Sumikin Bussan Corp.	13,500	495
Tochigi Bank Ltd.	102,000	492
Mitsuba Corp.	33,600	491
VT Holdings Co. Ltd.	91,100	489
Fuji Soft Inc.	18,400	489
Mirait Holdings Corp.	55,000	488
Kitz Corp.	84,800	488
^,* Mitsumi Electric Co. Ltd.	79,800	485
Piolax Inc.	7,600	483
Riso Kagaku Corp.	27,700	480
Shinko Electric Industries Co. Ltd.	74,400	479
Sekisui Jushi Corp.	29,100	479
Doshisha Co. Ltd.	23,100	478
PanaHome Corp.	64,000	476
Pacific Industrial Co. Ltd.	38,700	476
* Toshiba TEC Corp.	106,000	472
Iseki & Co. Ltd.	191,000	472
Yamazen Corp.	59,200	472
Axial Retailing Inc.	13,100	471
Sanyo Chemical Industries Ltd.	10,400	470
Fuso Chemical Co. Ltd.	22,000	469

41

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Kohnan Shoji Co. Ltd.	23,700	469
	Unizo Holdings Co. Ltd.	16,800	468
	Takasago International Corp.	17,400	466
	Nitta Corp.	18,000	466
	V Technology Co. Ltd.	3,900	464
	Heiwa Real Estate Co. Ltd.	32,600	464
	Kura Corp.	9,200	464
	Toridoll Holdings Corp.	20,000	463
	Bank of the Ryukyus Ltd.	35,200	463
	Toyo Engineering Corp.	135,000	462
	Alpine Electronics Inc.	34,600	462
	Kintetsu World Express Inc.	33,800	460
*	Infomart Corp.	38,800	460
	Dydo Drinco Inc.	8,300	459
	Jaccs Co. Ltd.	117,000	459
	Musashi Seimitsu Industry Co. Ltd.	18,700	458
	Hokuetsu Bank Ltd.	19,400	458
	AOKI Holdings Inc.	37,700	456
	Dip Corp.	17,100	453
	Mani Inc.	19,400	451
	NEC Networks & System Integration Corp.	25,400	451
^	Plenus Co. Ltd.	21,900	451
	Sato Holdings Corp.	20,400	449
	Royal Holdings Co. Ltd.	25,900	448
	Max Co. Ltd.	37,000	446
	Toppan Forms Co. Ltd.	44,800	445
	Asahi Diamond Industrial Co. Ltd.	58,900	439
	Japan Wool Textile Co. Ltd.	60,000	438
	Yondoshi Holdings Inc.	17,500	437
	Toho Zinc Co. Ltd.	125,000	436
	Chofu Seisakusho Co. Ltd.	16,900	434
	Eighteenth Bank Ltd.	140,000	434
	Japan Securities Finance Co. Ltd.	97,600	434
	Fujicco Co. Ltd.	18,900	432
	Ringer Hut Co. Ltd.	16,900	430
	Nishio Rent All Co. Ltd.	14,200	429
	Round One Corp.	60,500	427
	Create SD Holdings Co. Ltd.	20,400	427
	Foster Electric Co. Ltd.	23,100	424
	Seiko Holdings Corp.	129,000	422
	Shikoku Bank Ltd.	178,000	420
^,*	Pacific Metals Co. Ltd.	139,000	418
	Daiho Corp.	76,000	418
	Tsukishima Kikai Co. Ltd.	37,300	418
	Tachi-S Co. Ltd.	25,100	417
^	Next Co. Ltd.	49,600	416
^	Wacom Co. Ltd.	137,800	416
	Kisoji Co. Ltd.	19,200	414
^	Benefit One Inc.	14,300	414
	Dexerials Corp.	51,200	411
	Kotobuki Spirits Co. Ltd.	17,400	410
^,*	W-Scope Corp.	22,900	410
	kabu.com Securities Co. Ltd.	130,100	410
	Mizuno Corp.	76,000	409
*	Outsourcing Inc.	10,700	406
	Noevir Holdings Co. Ltd.	13,400	406
	Fuji Co. Ltd.	19,300	405
	Shibuya Corp.	19,400	403
	Yokohama Reito Co. Ltd.	39,700	402
	Press Kogyo Co. Ltd.	82,300	401
	Ohsho Food Service Corp.	10,400	400
	Hiday Hidaka Corp.	15,900	396
	Bando Chemical Industries Ltd.	41,000	395
	Eiken Chemical Co. Ltd.	14,400	393

42

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Chugoku Marine Paints Ltd.	54,000	393
Kyoei Steel Ltd.	20,600	392
^ Monex Group Inc.	171,100	392
Miyazaki Bank Ltd.	139,000	392
Hitachi Koki Co. Ltd.	46,100	390
TKC Corp.	13,200	390
Sanyo Electric Railway Co. Ltd.	79,000	390
Sintokogio Ltd.	44,500	388
Showa Corp.	59,300	388
DTS Corp.	17,500	388
^ Tekken Corp.	119,000	387
Kenko Mayonnaise Co. Ltd.	10,500	385
Mitsubishi Shokuhin Co. Ltd.	11,700	384
Nitto Kogyo Corp.	25,900	380
Daiwabo Holdings Co. Ltd.	157,000	379
Fukushima Industries Corp.	11,100	379
Relia Inc.	39,500	379
Elecom Co. Ltd.	18,500	378
Sankyo Tateyama Inc.	23,900	376
COOKPAD Inc.	39,600	376
^ Yonex Co. Ltd.	8,500	375
Namura Shipbuilding Co. Ltd.	61,200	373
Katakura Industries Co. Ltd.	30,700	373
Iino Kaiun Kaisha Ltd.	100,000	372
Mitsuboshi Belting Ltd.	43,000	371
St. Marc Holdings Co. Ltd.	13,200	370
G-Tekt Corp.	19,500	370
Avex Group Holdings Inc.	28,000	370
Sanken Electric Co. Ltd.	104,000	368
Goldwin Inc.	8,000	367
Ricoh Leasing Co. Ltd.	12,700	367
San-Ai Oil Co. Ltd.	52,000	367
Macnica Fuji Electronics Holdings Inc.	29,200	366
Tokai Corp.	10,700	364
Topy Industries Ltd.	15,600	362
Tv Tokyo Holdings Corp.	15,800	362
Konoike Transport Co. Ltd.	27,300	361
Create Restaurants Holdings Inc.	38,100	361
Kanto Denka Kogyo Co. Ltd.	43,000	361
^ Ehime Bank Ltd.	27,200	359
Minato Bank Ltd.	19,600	359
Daido Metal Co. Ltd.	33,200	358
Micronics Japan Co. Ltd.	30,800	356
Shikoku Chemicals Corp.	37,000	355
T Hasegawa Co. Ltd.	20,000	353
Itochu Enex Co. Ltd.	45,800	352
Open House Co. Ltd.	16,600	351
* Unitika Ltd.	519,000	350
Toa Corp.	16,600	349
Hokuto Corp.	17,900	348
Hibiya Engineering Ltd.	22,200	348
Kurabo Industries Ltd.	174,000	348
Bank of Saga Ltd.	133,000	347
Sanden Holdings Corp.	112,000	347
NichiiGakkan Co. Ltd.	41,500	345
^ Nippon Synthetic Chemical Industry Co. Ltd.	40,000	344
Belc Co. Ltd.	8,500	343
^ S Foods Inc.	12,800	343
Hosiden Corp.	46,100	342
* Miroku Jyoho Service Co. Ltd.	17,500	342
ASKA Pharmaceutical Co. Ltd.	19,800	342
JVC Kenwood Corp.	126,300	341
JCR Pharmaceuticals Co. Ltd.	13,600	341
Toshiba Machine Co. Ltd.	94,000	340

43

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Takamatsu Construction Group Co. Ltd.	14,300	339
Osaka Soda Co. Ltd.	79,000	338
Trancom Co. Ltd.	5,800	337
EPS Holdings Inc.	25,700	337
Sumitomo Real Estate Sales Co. Ltd.	14,900	337
Pressance Corp.	29,200	337
Osaki Electric Co. Ltd.	35,000	336
Okabe Co. Ltd.	39,100	334
OBIC Business Consultants Co. Ltd.	7,100	332
Fujibo Holdings Inc.	10,500	332
Megachips Corp.	16,500	331
Yuasa Trading Co. Ltd.	13,800	331
Sumitomo Riko Co. Ltd.	34,500	330
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	62,000	330
Kyokuto Kaihatsu Kogyo Co. Ltd.	27,800	328
Towa Bank Ltd.	310,000	328
Optex Co. Ltd.	12,800	326
Japan Pulp & Paper Co. Ltd.	97,000	325
Denki Kogyo Co. Ltd.	59,000	325
Mitsui Sugar Co. Ltd.	14,400	324
Yokogawa Bridge Holdings Corp.	29,400	323
Zenrin Co. Ltd.	18,400	321
TV Asahi Holdings Corp.	17,100	321
Starzen Co. Ltd.	6,000	318
Menicon Co. Ltd.	11,200	317
Clarion Co. Ltd.	96,000	315
Konishi Co. Ltd.	26,400	314
Xebio Holdings Co. Ltd.	20,200	314
Futaba Industrial Co. Ltd.	52,300	313
Shindengen Electric Manufacturing Co. Ltd.	72,000	311
Tsubaki Nakashima Co. Ltd.	19,500	310
Eagle Industry Co. Ltd.	21,700	310
Geo Holdings Corp.	24,400	310
^ IDOM Inc.	59,300	310
Nohmi Bosai Ltd.	20,700	309
Enplas Corp.	10,000	309
* Japan Material Co. Ltd.	8,700	308
YAMABIKO Corp.	31,100	308
Tsugami Corp.	56,000	307
^ Matsuya Co. Ltd.	38,400	307
Sumitomo Seika Chemicals Co. Ltd.	8,200	307
Towa Pharmaceutical Co. Ltd.	8,200	306
J-Oil Mills Inc.	8,600	306
Vital KSK Holdings Inc.	28,800	305
Wakita & Co. Ltd.	35,600	304
Tosho Co. Ltd.	7,000	303
Nippon Koei Co. Ltd.	64,000	300
Sodick Co. Ltd.	39,900	300
Key Coffee Inc.	15,100	299
Modec Inc.	17,700	299
^ Funai Soken Holdings Inc.	19,300	298
Jeol Ltd.	71,000	297
Warabeya Nichiyo Holdings Co. Ltd.	12,300	297
* Rokko Butter Co. Ltd.	11,000	296
Tamura Corp.	72,000	296
Belluna Co. Ltd.	43,900	293
Riken Corp.	8,000	293
Kyokuto Securities Co. Ltd.	20,200	292
Anicom Holdings Inc.	13,000	291
Fujimi Inc.	18,700	291
Joshin Denki Co. Ltd.	34,000	291
Pack Corp.	10,700	290
Justsystems Corp.	29,600	290
^ METAWATER Co. Ltd.	10,600	289

44

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Tsukui Corp.	44,000	289
Arcland Sakamoto Co. Ltd.	24,200	288
Maruwa Co. Ltd.	7,600	287
Wowow Inc.	10,000	286
Fujimori Kogyo Co. Ltd.	11,500	286
Bell System24 Holdings Inc.	30,400	285
Anest Iwata Corp.	28,300	285
Inageya Co. Ltd.	20,876	283
* Kintetsu Department Store Co. Ltd.	85,000	283
Fukuda Corp.	24,000	283
Yellow Hat Ltd.	13,200	282
Sakai Chemical Industry Co. Ltd.	79,000	282
Mitsui-Soko Holdings Co. Ltd.	93,000	281
Toyo Construction Co. Ltd.	67,000	279
Ines Corp.	25,100	279
Tokyotokeiba Co. Ltd.	142,000	279
^ Alpen Co. Ltd.	15,300	279
Noritake Co. Ltd.	12,200	278
Jimoto Holdings Inc.	165,300	278
Tocalo Co. Ltd.	12,400	278
Riken Vitamin Co. Ltd.	6,400	278
Stella Chemifa Corp.	7,900	278
Daisan Bank Ltd.	16,400	277
Goldcrest Co. Ltd.	15,200	276
Systena Corp.	15,700	274
Sanyo Denki Co. Ltd.	42,000	273
Nissin Corp.	82,000	272
Hamakyorex Co. Ltd.	14,600	272
Kansai Urban Banking Corp.	24,500	272
JSP Corp.	11,300	270
Daiken Corp.	13,000	270
Torii Pharmaceutical Co. Ltd.	11,700	270
^ Nippon Ceramic Co. Ltd.	14,600	269
Yorozu Corp.	17,100	269
Tokushu Tokai Paper Co. Ltd.	7,900	269
Neturen Co. Ltd.	33,100	268
Kasai Kogyo Co. Ltd.	23,500	266
Teikoku Sen-I Co. Ltd.	17,900	265
Cawachi Ltd.	10,300	265
Sagami Chain Co. Ltd.	22,000	264
Canon Electronics Inc.	17,000	264
Ihara Chemical Industry Co. Ltd.	30,900	264
T-Gaia Corp.	17,100	263
Okuwa Co. Ltd.	25,000	262
Nippon Chemi-Con Corp.	150,000	261
Taihei Dengyo Kaisha Ltd.	25,000	259
Nihon Chouzai Co. Ltd.	6,200	259
Sogo Medical Co. Ltd.	8,500	258
Shinko Plantech Co. Ltd.	34,800	258
Itoki Corp.	41,800	258
Tamron Co. Ltd.	14,700	257
FIDEA Holdings Co. Ltd.	143,100	257
Cosel Co. Ltd.	21,500	257
Melco Holdings Inc.	9,500	257
Kato Works Co. Ltd.	10,200	256
Ichiyoshi Securities Co. Ltd.	34,100	256
PAL GROUP Holdings Co. Ltd.	10,200	253
Maruzen Showa Unyu Co. Ltd.	62,000	252
Kappa Create Co. Ltd.	21,600	250
Rock Field Co. Ltd.	18,000	250
* Ishihara Sangyo Kaisha Ltd.	32,900	250
Yahagi Construction Co. Ltd.	27,100	249
Chukyo Bank Ltd.	11,200	248
* Nissei Build Kogyo Co. Ltd.	53,000	248

45

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Tsurumi Manufacturing Co. Ltd.	17,000	247
	Matsuya Foods Co. Ltd.	7,600	247
	Qol Co. Ltd.	15,600	246
	Aisan Industry Co. Ltd.	30,200	246
^	Michinoku Bank Ltd.	123,000	245
	Kyodo Printing Co. Ltd.	72,000	244
	Daiichi Jitsugyo Co. Ltd.	44,000	244
*	Vector Inc.	20,600	243
	Ryoyo Electro Corp.	19,100	243
	Union Tool Co.	9,400	243
^	Nihon Nohyaku Co. Ltd.	44,300	242
	Broadleaf Co. Ltd.	21,500	242
^	F@N Communications Inc.	32,300	241
	BRONCO BILLY Co. Ltd.	8,100	240
	Koa Corp.	26,000	239
*	Chiyoda Integre Co. Ltd.	11,500	238
	Nitto Kohki Co. Ltd.	10,300	238
	Arata Corp.	10,400	238
	Meisei Industrial Co. Ltd.	46,200	237
	Digital Arts Inc.	8,800	237
*	CMK Corp.	44,300	234
	Tenma Corp.	13,500	234
^,*	OSAKA Titanium Technologies Co. Ltd.	17,400	233
	Fujita Kanko Inc.	70,000	233
	OSJB Holdings Corp.	97,400	232
	UKC Holdings Corp.	13,800	231
	Nittetsu Mining Co. Ltd.	5,500	230
	Kyokuyo Co. Ltd.	8,700	229
^	Yushin Precision Equipment Co. Ltd.	9,800	228
	Kaga Electronics Co. Ltd.	15,600	228
	Shin-Etsu Polymer Co. Ltd.	34,000	227
^	Riken Technos Corp.	43,400	227
	Tanseisha Co. Ltd.	30,200	227
	Sinfonia Technology Co. Ltd.	123,000	226
	Daiwa Industries Ltd.	25,600	223
^	Maeda Kosen Co. Ltd.	20,100	223
^	Kumiai Chemical Industry Co. Ltd.	39,300	223
	SMK Corp.	58,000	222
	Idec Corp.	24,600	220
	Nippon Kanzai Co. Ltd.	15,100	220
	Yurtec Corp.	30,000	220
	Torishima Pump Manufacturing Co. Ltd.	20,300	219
	Toyo Corp.	22,700	218
	Toyo Kanetsu KK	96,000	217
	ESPEC Corp.	17,900	217
*	Daito Pharmaceutical Co. Ltd.	9,800	216
	Achilles Corp.	14,900	214
	Kanematsu Electronics Ltd.	10,600	214
	Prestige International Inc.	28,400	214
	Nippon Road Co. Ltd.	52,000	213
	Tsukuba Bank Ltd.	71,400	213
^	Kurimoto Ltd.	11,400	213
	Dai Nippon Toryo Co. Ltd.	99,000	212
	Juki Corp.	28,200	211
	Japan Digital Laboratory Co. Ltd.	13,500	210
	Sanshin Electronics Co. Ltd.	23,700	210
	Nippon Thompson Co. Ltd.	53,000	210
	Shinko Shoji Co. Ltd.	18,500	209
	Shinnihon Corp.	21,600	208
	Osaka Steel Co. Ltd.	11,100	208
	Fudo Tetra Corp.	118,300	208
	Senshukai Co. Ltd.	30,600	207
	Oyo Corp.	17,900	207
	Kamei Corp.	21,700	207

46

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Mie Bank Ltd.	10,100	206
	Nagatanien Holdings Co. Ltd.	16,000	204
	Roland DG Corp.	8,600	203
^	Toho Titanium Co. Ltd.	30,400	203
^	Japan Cash Machine Co. Ltd.	14,300	203
	Chiba Kogyo Bank Ltd.	45,300	201
	Nichiden Corp.	7,000	200
	Komatsu Seiren Co. Ltd.	32,100	200
^	Istyle Inc.	25,300	199
	Nihon Trim Co. Ltd.	4,400	199
	Ministop Co. Ltd.	11,500	198
	Nippon Denko Co. Ltd.	106,700	198
	Nippon Yakin Kogyo Co. Ltd.	134,700	197
	Ateam Inc.	8,700	197
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,100	197
	CONEXIO Corp.	14,500	197
	Aiphone Co. Ltd.	11,200	197
	Aichi Corp.	24,300	197
	Mitsubishi Steel Manufacturing Co. Ltd.	109,000	196
	Pronexus Inc.	18,500	195
^	Marvelous Inc.	27,400	195
	Arakawa Chemical Industries Ltd.	13,100	194
*	Fujiya Co. Ltd.	100,000	194
*	Wellnet Corp.	15,500	194
	Information Services International-Dentsu Ltd.	11,100	193
	K&O Energy Group Inc.	13,400	192
	Giken Ltd.	11,000	192
^	Nippon Carbon Co. Ltd.	99,000	192
	Tokyo Rope Manufacturing Co. Ltd.	11,600	191
	Nippon Parking Development Co. Ltd.	140,100	190
	Toyo Tanso Co. Ltd.	13,200	190
	Toa Corp.	20,800	190
	Jamco Corp.	9,200	190
^	U-Shin Ltd.	26,700	189
	Daikokutenbussan Co. Ltd.	4,000	188
	GCA Corp.	25,200	188
	Hosokawa Micron Corp.	30,000	187
	Nippon Valqua Industries Ltd.	13,800	187
	Arcland Service Holdings Co. Ltd.	6,300	187
	Kanagawa Chuo Kotsu Co. Ltd.	26,000	185
	Sun Frontier Fudousan Co. Ltd.	19,400	185
	Mitani Sekisan Co. Ltd.	7,400	185
	Mie Kotsu Group Holdings Inc.	50,000	184
	Mitsubishi Research Institute Inc.	5,800	184
	Sac's Bar Holdings Inc.	17,200	184
	Tokyo Energy & Systems Inc.	19,000	183
	Sakai Moving Service Co. Ltd.	8,400	182
	Sekisui Plastics Co. Ltd.	24,500	181
	Misawa Homes Co. Ltd.	24,000	181
	Denyo Co. Ltd.	14,500	180
	Takaoka Toko Co. Ltd.	9,800	179
	Keihanshin Building Co. Ltd.	34,200	178
	Studio Alice Co. Ltd.	8,800	178
	Mimasu Semiconductor Industry Co. Ltd.	13,900	177
^	Onoken Co. Ltd.	14,200	175
	Shimizu Bank Ltd.	5,800	175
^,*	Mitsubishi Paper Mills Ltd.	26,600	175
	Tokyo Tekko Co. Ltd.	40,000	174
	Koatsu Gas Kogyo Co. Ltd.	26,000	174
	Furuno Electric Co. Ltd.	22,400	173
	WATAMI Co. Ltd.	15,900	172
	Uchida Yoko Co. Ltd.	41,000	171
	Fuji Pharma Co. Ltd.	6,900	171
	CHIMNEY Co. Ltd.	6,000	171

47

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Sanyo Shokai Ltd.	106,000	171
	Mars Engineering Corp.	8,600	171
^,*	Laox Co. Ltd.	21,101	170
	Kita-Nippon Bank Ltd.	5,700	170
*	JAC Recruitment Co. Ltd.	13,100	170
	Kobe Bussan Co. Ltd.	5,400	169
	Cleanup Corp.	19,800	169
	Meiko Network Japan Co. Ltd.	17,900	168
^	Honeys Co. Ltd.	14,300	168
	Icom Inc.	9,100	167
	Tonami Holdings Co. Ltd.	62,000	167
	Weathernews Inc.	5,300	165
	MTI Ltd.	26,500	165
^,*	KLab Inc.	27,400	164
	Shibusawa Warehouse Co. Ltd.	56,000	163
^	Aeon Fantasy Co. Ltd.	5,200	161
	Hioki EE Corp.	8,300	161
	Godo Steel Ltd.	9,200	161
	Takiron Co. Ltd.	34,000	160
	Amuse Inc.	9,400	159
	Yusen Logistics Co. Ltd.	15,600	159
	Chori Co. Ltd.	10,000	159
	HI-LEX Corp.	5,800	159
	Toenec Corp.	33,000	158
	Yomiuri Land Co. Ltd.	36,000	155
	Ryoden Corp.	24,000	154
^	Keiyo Co. Ltd.	30,500	154
	Atsugi Co. Ltd.	139,000	152
	Tosei Corp.	20,200	151
^	Hodogaya Chemical Co. Ltd.	5,400	151
	Mitsui High-Tec Inc.	22,500	151
	Hokkaido Gas Co. Ltd.	59,000	151
^	Happinet Corp.	14,200	150
	Asahi Co. Ltd.	12,400	150
	Advan Co. Ltd.	16,200	150
^,*	Nippon Sharyo Ltd.	59,000	149
	Mitsui Matsushima Co. Ltd.	12,600	149
	Halows Co. Ltd.	6,700	149
	Seika Corp.	50,000	149
	Ichikoh Industries Ltd.	48,000	148
*	SWCC Showa Holdings Co. Ltd.	210,000	148
	SRA Holdings	6,200	147
	Noritsu Koki Co. Ltd.	19,300	146
	Mitsubishi Nichiyu Forklift Co. Ltd.	24,000	145
^	PC Depot Corp.	29,520	144
	Nihon Yamamura Glass Co. Ltd.	79,000	144
	Itochu-Shokuhin Co. Ltd.	3,600	144
	Toho Co. Ltd.	6,100	144
	Sanoh Industrial Co. Ltd.	20,800	143
	Fields Corp.	11,800	143
	Mito Securities Co. Ltd.	60,100	140
	Yushiro Chemical Industry Co. Ltd.	10,000	138
	Chuetsu Pulp & Paper Co. Ltd.	63,000	138
*	Linical Co. Ltd.	9,700	136
	Japan Radio Co. Ltd.	10,600	136
*	Hito Communications Inc.	9,300	136
	T RAD Co. Ltd.	62,000	136
	C Uyemura & Co. Ltd.	2,900	135
^,*	Akebono Brake Industry Co. Ltd.	70,500	135
	Sumitomo Densetsu Co. Ltd.	12,100	134
	Toyo Kohan Co. Ltd.	44,800	134
^	Pasona Group Inc.	15,800	134
	Organo Corp.	31,000	134
	Nissei ASB Machine Co. Ltd.	7,400	134

48

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Parco Co. Ltd.	14,400	133
*	Fuji Oil Co. Ltd.	41,600	133
	Zuiko Corp.	3,500	132
	France Bed Holdings Co. Ltd.	15,400	132
^	JP-Holdings Inc.	51,400	129
	Rhythm Watch Co. Ltd.	75,000	128
	Taiho Kogyo Co. Ltd.	8,900	128
	Fuso Pharmaceutical Industries Ltd.	4,900	128
	Nihon Dempa Kogyo Co. Ltd.	15,800	127
	Tatsuta Electric Wire and Cable Co. Ltd.	31,900	127
	Tosho Printing Co. Ltd.	28,000	127
	Teikoku Electric Manufacturing Co. Ltd.	16,600	126
^,*	Takata Corp.	36,100	125
	Elematec Corp.	7,400	125
	Japan Drilling Co. Ltd.	5,500	123
	Sinanen Holdings Co. Ltd.	6,200	123
	Japan Transcity Corp.	33,000	123
	Zuken Inc.	11,900	122
	CMIC Holdings Co. Ltd.	8,200	122
	Nippon Coke & Engineering Co. Ltd.	137,400	121
	Kanaden Corp.	12,400	120
	Artnature Inc.	19,100	117
	NS United Kaiun Kaisha Ltd.	84,000	117
	Aderans Co. Ltd.	19,800	117
	Krosaki Harima Corp.	38,000	115
	Shinwa Co. Ltd.	7,600	115
	NEC Capital Solutions Ltd.	6,900	115
	Fujitsu Frontech Ltd.	9,600	115
	Toyo Securities Co. Ltd.	64,000	114
	Funai Electric Co. Ltd.	13,900	113
*	KNT-CT Holdings Co. Ltd.	102,000	113
	Future Corp.	16,900	113
	Cybozu Inc.	27,300	112
	Hokkan Holdings Ltd.	31,000	110
	Hakuto Co. Ltd.	11,700	109
	Matsuda Sangyo Co. Ltd.	7,700	108
	Dunlop Sports Co. Ltd.	11,000	108
	Corona Corp. Class A	9,900	106
	Hisaka Works Ltd.	13,300	104
	Kyosan Electric Manufacturing Co. Ltd.	28,000	104
	Toli Corp.	29,000	103
	Daikoku Denki Co. Ltd.	6,400	103
	Mitsubishi Kakoki Kaisha Ltd.	52,000	102
	AOI Electronics Co. Ltd.	4,200	102
	Tomoku Co. Ltd.	35,000	102
^	Right On Co. Ltd.	10,300	101
	Srg Takamiya Co. Ltd.	18,000	101
	Toda Kogyo Corp.	35,000	100
^,*	Shin Nippon Biomedical Laboratories Ltd.	17,300	100
	Kitagawa Iron Works Co. Ltd.	5,700	97
	Gakken Holdings Co. Ltd.	29,000	96
	CAC Holdings Corp.	11,400	96
^	Inaba Seisakusho Co. Ltd.	7,500	95
	NDS Co. Ltd.	3,700	93
	Fujikura Kasei Co. Ltd.	15,400	93
	Mitsui Home Co. Ltd.	21,000	93
	Gun-Ei Chemical Industry Co. Ltd.	3,200	92
^,*	Aplus Financial Co. Ltd.	91,000	92
	Asunaro Aoki Construction Co. Ltd.	13,300	92
	Nippon Chemiphar Co. Ltd.	2,200	91
	Gecoss Corp.	9,900	91
	Kourakuen Holdings Corp.	5,900	88
	Maezawa Kyuso Industries Co. Ltd.	6,300	84
	Sumitomo Precision Products Co. Ltd.	27,000	83

49

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Tokyo Electron Device Ltd.	5,700	81
	Panasonic Industrial Devices SUNX Co. Ltd.	13,400	81
	Taisei Lamick Co. Ltd.	2,800	80
	Shimojima Co. Ltd.	7,900	79
	Tsutsumi Jewelry Co. Ltd.	5,000	79
^	Daisyo Corp.	5,400	79
	Sankyo Seiko Co. Ltd.	24,100	79
	Toyo Denki Seizo KK	28,000	79
^	Dai-ichi Seiko Co. Ltd.	7,000	77
	Chugai Ro Co. Ltd.	40,000	77
	Tabuchi Electric Co. Ltd.	24,200	77
	Toa Oil Co. Ltd.	53,000	76
	Okura Industrial Co. Ltd.	19,000	76
	Kobelco Eco-Solutions Co. Ltd.	19,000	74
	Chuo Spring Co. Ltd.	25,000	73
	Kinki Sharyo Co. Ltd.	3,200	73
	Nice Holdings Inc.	55,000	73
	Alpha Systems Inc.	4,300	72
	Best Denki Co. Ltd.	54,800	72
	Tokyo Rakutenchi Co. Ltd.	15,000	72
	ST Corp.	5,800	72
	Pocket Card Co. Ltd.	14,800	70
	Endo Lighting Corp.	8,600	67
	ASAHI YUKIZAI Corp.	34,000	66
*	Yamada SxL Home Co. Ltd.	89,000	65
	Maezawa Kasei Industries Co. Ltd.	6,100	64
	Kitano Construction Corp.	24,000	64
*	Nakayama Steel Works Ltd.	9,900	63
	Takihyo Co. Ltd.	14,000	58
^	Daidoh Ltd.	14,600	57
	Showa Aircraft Industry Co. Ltd.	6,000	55
	Paris Miki Holdings Inc.	12,800	54
	Airport Facilities Co. Ltd.	9,900	54
	Kojima Co. Ltd.	17,000	39
^,*	FDK Corp.	14,000	12
			3,410,944
New Zealand (0.8%)
	Fletcher Building Ltd.	662,601	4,909
	Spark New Zealand Ltd.	1,735,701	4,540
	Auckland International Airport Ltd.	846,913	3,989
	Fisher & Paykel Healthcare Corp. Ltd.	533,888	3,380
	Ryman Healthcare Ltd.	397,529	2,523
	Contact Energy Ltd.	678,995	2,309
	Meridian Energy Ltd.	1,190,037	2,187
	Z Energy Ltd.	351,814	1,966
	SKYCITY Entertainment Group Ltd.	615,697	1,716
	Mercury NZ Ltd.	661,521	1,444
	Trade Me Group Ltd.	380,452	1,322
	Kiwi Property Group Ltd.	1,178,147	1,235
	SKY Network Television Ltd.	371,816	1,228
*	Xero Ltd.	86,511	1,098
	EBOS Group Ltd.	84,451	1,029
	Mainfreight Ltd.	75,196	998
	Chorus Ltd.	381,063	995
*	a2 Milk Co. Ltd.	677,897	900
	Goodman Property Trust	972,432	865
	Infratil Ltd.	384,880	820
	Precinct Properties New Zealand Ltd.	845,173	753
	Summerset Group Holdings Ltd.	205,994	701
	Genesis Energy Ltd.	487,492	683
	Air New Zealand Ltd.	462,633	638
	Vector Ltd.	262,787	598
	Freightways Ltd.	129,875	593
	Argosy Property Ltd.	778,382	584

50

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Vital Healthcare Property Trust	348,233	508
	Metlifecare Ltd.	119,625	494
	Heartland Bank Ltd.	318,266	341
	Warehouse Group Ltd.	145,129	311
	Kathmandu Holdings Ltd.	153,523	221
	New Zealand Refining Co. Ltd.	102,092	164
	TOWER Ltd.	165,523	106
	New Zealand Oil & Gas Ltd.	245,090	93
			46,241
Singapore (3.1%)
	Singapore Telecommunications Ltd.	6,954,409	19,381
	Oversea-Chinese Banking Corp. Ltd.	3,155,591	19,224
	DBS Group Holdings Ltd.	1,698,479	18,307
	United Overseas Bank Ltd.	1,142,767	15,417
	CapitaLand Ltd.	2,388,258	5,297
	Keppel Corp. Ltd.	1,357,458	5,133
	Wilmar International Ltd.	2,022,703	4,802
	Singapore Press Holdings Ltd.	1,538,617	4,112
	Singapore Exchange Ltd.	780,860	3,978
	CapitaLand Mall Trust	2,532,512	3,774
	Global Logistic Properties Ltd.	2,875,673	3,659
	Ascendas REIT	2,126,613	3,624
	ComfortDelGro Corp. Ltd.	1,969,180	3,590
	Singapore Airlines Ltd.	484,151	3,523
	City Developments Ltd.	571,313	3,479
	Singapore Technologies Engineering Ltd.	1,480,055	3,327
	Jardine Cycle & Carriage Ltd.	104,190	3,155
	Genting Singapore plc	5,749,197	3,077
	Suntec REIT	2,293,400	2,770
	CapitaLand Commercial Trust	1,932,300	2,187
	Hutchison Port Holdings Trust	4,907,539	2,180
	SATS Ltd.	605,900	2,108
	Mapletree Commercial Trust	1,758,781	1,933
	UOL Group Ltd.	455,817	1,854
	Golden Agri-Resources Ltd.	6,275,963	1,733
	Venture Corp. Ltd.	243,500	1,663
	Singapore Post Ltd.	1,370,600	1,575
	Sembcorp Industries Ltd.	861,320	1,560
	Mapletree Industrial Trust	1,176,100	1,455
	Keppel REIT	1,761,600	1,382
	Mapletree Greater China Commercial Trust	1,782,800	1,334
	StarHub Ltd.	548,867	1,332
	Yangzijiang Shipbuilding Holdings Ltd.	2,025,910	1,083
	Mapletree Logistics Trust	1,405,100	1,045
^,*	Noble Group Ltd.	8,481,304	1,008
	Raffles Medical Group Ltd.	834,600	902
	United Engineers Ltd.	464,800	865
^	Olam International Ltd.	521,100	805
	Frasers Centrepoint Trust	512,000	766
	Starhill Global REIT	1,299,200	761
^	Sembcorp Marine Ltd.	807,666	749
	Keppel Infrastructure Trust	1,908,600	692
	Yanlord Land Group Ltd.	676,500	673
	Parkway Life REIT	359,463	662
	CDL Hospitality Trusts	633,400	611
	Ascott Residence Trust	744,700	608
^	First Resources Ltd.	462,700	605
	SIA Engineering Co. Ltd.	216,300	574
^,*	Genting Hong Kong Ltd.	1,929,100	550
	Cambridge Industrial Trust	1,319,900	536
	CapitaLand Retail China Trust	495,200	533
	Asian Pay Television Trust	1,421,300	526
^	Cache Logistics Trust	877,000	524
	Wing Tai Holdings Ltd.	399,600	487

51

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	First REIT	506,600	486
	OUE Hospitality Trust	992,300	485
	Ascendas India Trust	624,600	480
	Frasers Commercial Trust	489,500	480
	Lippo Malls Indonesia Retail Trust	1,664,300	466
^	M1 Ltd.	317,300	466
^	Keppel DC REIT	501,500	449
^,*	SIIC Environment Holdings Ltd.	982,500	449
	Ascendas Hospitality Trust	835,900	445
^	Croesus Retail Trust	710,300	439
	ARA Asset Management Ltd.	435,556	438
	Yoma Strategic Holdings Ltd.	1,027,500	435
^,*	Ezion Holdings Ltd.	1,747,800	375
	Far East Hospitality Trust	843,100	360
	SPH REIT	509,100	357
	Soilbuild Business Space REIT	735,130	357
	Silverlake Axis Ltd.	769,700	354
	Accordia Golf Trust	722,800	341
	RHT Health Trust	539,800	334
^	Sarine Technologies Ltd.	285,300	334
^	OUE Ltd.	258,400	315
^	Sheng Siong Group Ltd.	417,300	313
	Super Group Ltd.	384,800	268
*	GL Ltd.	430,000	247
	Sabana Shari'ah Compliant Industrial REIT	620,800	232
^,*	COSCO Corp. Singapore Ltd.	1,089,601	199
^	China Everbright Water Ltd.	469,100	192
^	Midas Holdings Ltd.	1,176,200	182
^	Hyflux Ltd.	519,400	173
^	Bumitama Agri Ltd.	291,300	156
	Indofood Agri Resources Ltd.	443,700	153
	Boustead Singapore Ltd.	157,900	102
*	Ying Li International Real Estate Ltd.	680,500	79
^,*	Vard Holdings Ltd.	502,700	67
^,*	Ezra Holdings Ltd.	1,786,900	55
*	Halcyon Agri Corp. Ltd.	153,360	52
*	Gallant Venture Ltd.	512,200	47
^,*	China Fishery Group Ltd.	754,600	41
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	276,736	13
*	Keppel DC REIT Rights Exp. 11/07/2016	137,411	9
			178,715
South Korea (11.0%)
	Samsung Electronics Co. Ltd.	96,318	137,766
	Samsung Electronics Co. Ltd. Preference Shares	16,427	18,887
	NAVER Corp.	24,975	18,685
	SK Hynix Inc.	499,235	17,856
	Hyundai Motor Co.	136,395	16,652
	Shinhan Financial Group Co. Ltd.	428,921	16,408
	Hyundai Mobis Co. Ltd.	61,536	14,677
	KB Financial Group Inc.	389,473	14,417
	POSCO	64,154	13,349
	Samsung C&T Corp.	84,769	11,949
	Korea Electric Power Corp.	241,140	10,432
	KT&G Corp.	104,648	10,321
	Amorepacific Corp.	29,830	9,346
	LG Chem Ltd.	41,394	8,891
	Kia Motors Corp.	243,586	8,649
	Hana Financial Group Inc.	278,897	7,977
	Samsung Fire & Marine Insurance Co. Ltd.	30,773	7,829
	SK Innovation Co. Ltd.	57,685	7,593
	Samsung Life Insurance Co. Ltd.	69,370	6,694
^,*	Celltrion Inc.	67,926	6,293
	SK Holdings Co. Ltd.	31,583	6,161
	LG Household & Health Care Ltd.	8,278	5,922

52

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Hyundai Heavy Industries Co. Ltd.	44,150	5,599
	LG Display Co. Ltd.	212,754	5,087
	LG Corp.	84,461	4,517
	LG Electronics Inc.	103,021	4,295
	Samsung SDI Co. Ltd.	51,905	4,272
	SK Telecom Co. Ltd.	21,318	4,179
	Samsung SDS Co. Ltd.	30,948	4,173
	Coway Co. Ltd.	50,919	3,983
	NCSoft Corp.	16,301	3,766
	Korea Zinc Co. Ltd.	9,438	3,748
	AMOREPACIFIC Group	26,720	3,449
	Hankook Tire Co. Ltd.	70,432	3,382
	Lotte Chemical Corp.	13,428	3,374
	Kangwon Land Inc.	100,652	3,336
	Korea Aerospace Industries Ltd.	56,674	3,201
	Woori Bank	275,619	3,004
	Hyundai Steel Co.	69,320	2,987
	Hyundai Motor Co. 2nd Preference Shares	33,825	2,969
	Industrial Bank of Korea	249,148	2,868
	E-MART Inc.	19,436	2,756
	Dongbu Insurance Co. Ltd.	43,334	2,688
	S-Oil Corp.	38,672	2,643
	Hyundai Glovis Co. Ltd.	17,067	2,583
	Hyosung Corp.	21,464	2,507
	Hyundai Engineering & Construction Co. Ltd.	68,790	2,485
	Hyundai Development Co-Engineering & Construction	58,106	2,457
	Orion Corp.	3,773	2,355
	GS Holdings Corp.	48,854	2,173
	BNK Financial Group Inc.	264,887	2,147
	Samsung Electro-Mechanics Co. Ltd.	50,490	2,073
	LG Uplus Corp.	199,453	2,056
	CJ CheilJedang Corp.	6,731	2,053
	Lotte Shopping Co. Ltd.	9,775	1,950
^	Kakao Corp.	28,726	1,915
^	Hanmi Pharm Co. Ltd.	5,891	1,860
	Hanwha Techwin Co. Ltd.	33,387	1,855
	Hanwha Chemical Corp.	77,282	1,820
	CJ Corp.	11,932	1,817
	Hyundai Motor Co. Preference Shares	21,593	1,803
	Daelim Industrial Co. Ltd.	24,958	1,779
	KCC Corp.	5,033	1,777
	Hyundai Marine & Fire Insurance Co. Ltd.	56,110	1,732
	Amorepacific Corp. Preference Shares	9,768	1,705
^	Hotel Shilla Co. Ltd.	29,512	1,476
	Mando Corp.	6,311	1,476
	Samsung Securities Co. Ltd.	48,749	1,466
	BGF retail Co. Ltd.	9,556	1,451
	Hanssem Co. Ltd.	9,361	1,450
	Hyundai Department Store Co. Ltd.	13,918	1,428
	Hanwha Corp.	43,773	1,426
	Hanon Systems	151,554	1,417
	KT Corp.	49,920	1,408
	S-1 Corp.	17,340	1,400
^,*	Kumho Tire Co. Inc.	152,570	1,368
	Medy-Tox Inc.	3,726	1,322
	Doosan Heavy Industries & Construction Co. Ltd.	57,939	1,322
	Yuhan Corp.	7,202	1,320
^,*	OCI Co. Ltd.	16,399	1,292
	Samsung Card Co. Ltd.	29,881	1,258
	Korea Investment Holdings Co. Ltd.	35,075	1,256
^,*	Samsung Heavy Industries Co. Ltd.	144,843	1,231
*	CJ Korea Express Corp.	6,924	1,216
	Mirae Asset Securities Co. Ltd.	61,234	1,208
	Hanwha Life Insurance Co. Ltd.	219,458	1,198

53

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^,*	Samsung Engineering Co. Ltd.	144,755	1,195
	DGB Financial Group Inc.	141,920	1,189
	Mirae Asset Daewoo Co. Ltd.	168,072	1,133
	LG Chem Ltd. Preference Shares	7,132	1,120
	Shinsegae Inc.	6,454	1,048
	Kumho Petrochemical Co. Ltd.	17,117	1,046
	CJ E&M Corp.	17,146	1,046
	NH Investment & Securities Co. Ltd.	116,179	1,022
^,*	GS Engineering & Construction Corp.	43,417	1,013
^,*	ViroMed Co. Ltd.	12,532	1,000
	Hyundai Wia Corp.	14,544	998
*	Daewoo Engineering & Construction Co. Ltd.	180,731	997
	Kolon Industries Inc.	15,316	995
	Posco Daewoo Corp.	45,002	977
	Korea Gas Corp.	24,018	971
^,*	Komipharm International Co. Ltd.	28,322	957
*	Korean Air Lines Co. Ltd.	33,944	949
	KEPCO Plant Service & Engineering Co. Ltd.	19,133	917
	Lotte Confectionery Co. Ltd.	5,354	899
	LG Innotek Co. Ltd.	13,096	892
	Korea Kolmar Co. Ltd.	12,343	878
	Doosan Corp.	9,783	875
	KB Insurance Co. Ltd.	34,485	872
	SK Chemicals Co. Ltd.	16,693	871
^	Meritz Securities Co. Ltd.	288,414	855
	Cheil Worldwide Inc.	57,706	854
	Korean Reinsurance Co.	81,234	837
	LG Household & Health Care Ltd. Preference Shares	1,958	814
	SK Networks Co. Ltd.	142,616	811
	LS Corp.	16,482	788
^,*	Doosan Infracore Co. Ltd.	129,731	783
^	Youngone Corp.	27,235	764
	Ottogi Corp.	1,309	752
^	Hanmi Science Co. ltd	11,213	744
^,*	Com2uSCorp	8,909	738
	Meritz Fire & Marine Insurance Co. Ltd.	52,954	737
^	Lotte Chilsung Beverage Co. Ltd.	544	732
^	Fila Korea Ltd.	9,574	729
	NongShim Co. Ltd.	2,878	724
^	CJ CGV Co. Ltd.	11,971	708
	SK Materials Co. Ltd.	5,130	698
^	Innocean Worldwide Inc.	11,322	685
^	Hyundai Greenfood Co. Ltd.	46,244	677
	Dongsuh Cos. Inc.	28,324	671
^	KIWOOM Securities Co. Ltd.	11,541	669
^,*	LIG Nex1 Co. Ltd.	9,977	644
*	NHN Entertainment Corp.	14,082	617
^	Tongyang Inc.	216,659	608
^,*	Yungjin Pharmaceutical Co. Ltd.	77,224	589
^	Green Cross Corp.	4,823	587
	GS Retail Co. Ltd.	13,508	575
^	Hansol Chemical Co. Ltd.	7,832	566
*	Hugel Inc.	1,884	564
^	Samyang Holdings Corp.	5,120	558
^	Kolon Life Science Inc.	4,251	555
*	LG Life Sciences Ltd.	10,069	546
*	Hyundai Mipo Dockyard Co. Ltd.	8,878	543
^,*	HLB Inc.	31,994	542
^	Cosmax Inc.	5,301	534
^	IS Dongseo Co. Ltd.	12,153	525
	LG International Corp.	21,588	525
^	Hite Jinro Co. Ltd.	26,920	517
	Poongsan Corp.	16,979	516
^,*	Pan Ocean Co. Ltd.	163,210	514

54

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Paradise Co. Ltd.	44,487	504
	Hyundai Home Shopping Network Corp.	5,034	499
^,*	Advanced Process Systems Corp.	21,795	496
	Huchems Fine Chemical Corp.	23,812	492
	JB Financial Group Co. Ltd.	94,330	489
	Green Cross Holdings Corp.	24,522	475
^	JW Pharmaceutical Corp.	11,000	472
	Korea Petrochemical Ind Co. Ltd.	2,614	466
^,*	Wonik Holdings Co. Ltd.	82,164	465
	LS Industrial Systems Co. Ltd.	13,302	455
^	Chong Kun Dang Pharmaceutical Corp.	5,573	450
^	Koh Young Technology Inc.	11,455	448
^,*	Osstem Implant Co. Ltd.	9,405	447
	LG Hausys Ltd.	5,356	442
	Handsome Co. Ltd.	12,437	441
	SFA Engineering Corp.	8,620	435
	GS Home Shopping Inc.	2,831	435
*	Dongbu HiTek Co. Ltd.	29,245	435
	Hankook Tire Worldwide Co. Ltd.	22,755	430
^	Hana Tour Service Inc.	7,619	429
	Daesang Corp.	18,123	426
	Halla Holdings Corp.	7,070	418
	Soulbrain Co. Ltd.	7,671	418
^	Bukwang Pharmaceutical Co. Ltd.	19,101	416
^,*	Hyundai Elevator Co. Ltd.	8,461	413
^,*	SM Entertainment Co.	17,136	408
^,*	DIO Corp.	10,192	406
^	Hanjin Kal Corp.	27,412	404
^	Lotte Food Co. Ltd.	667	403
	SKC Co. Ltd.	16,997	401
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,427	400
	Daou Technology Inc.	22,159	400
^	Eo Technics Co. Ltd.	7,251	399
^,*	Chabiotech Co. Ltd.	32,644	393
	LOTTE Himart Co. Ltd.	10,196	393
^	Korea Real Estate Investment & Trust Co. Ltd.	151,848	390
^,*	Ilyang Pharmaceutical Co. Ltd.	11,252	384
	LOTTE Fine Chemical Co. Ltd.	15,160	384
	Korea Electric Terminal Co. Ltd.	6,075	379
^,*	Hanall Biopharma Co. Ltd.	36,876	379
^	Seoul Semiconductor Co. Ltd.	31,625	378
^,*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	95,520	374
^	Nexen Tire Corp.	32,546	373
	Young Poong Corp.	426	369
*	Dongkuk Steel Mill Co. Ltd.	51,535	368
^,*	Medipost Co. Ltd.	7,412	366
^	Jeil Pharmaceutical Co.	6,129	363
	Hanwha General Insurance Co. Ltd.	54,548	362
^,*	Seegene Inc.	13,696	362
^,*	Taihan Electric Wire Co. Ltd.	217,722	359
	Taekwang Industrial Co. Ltd.	483	354
	CJ O Shopping Co. Ltd.	2,493	353
^,*	GemVax & Kael Co. Ltd.	27,900	350
^	Amicogen Inc.	8,184	347
^	DuzonBizon Co. Ltd.	17,697	345
^	Dong-A ST Co. Ltd.	4,596	344
^,*	Hyundai Rotem Co. Ltd.	20,921	342
^,*	Vieworks Co. Ltd.	6,340	340
^,*	Loen Entertainment Inc.	5,746	338
	LG Electronics Inc. Preference Shares	16,228	337
^	Grand Korea Leisure Co. Ltd.	17,707	336
	Daishin Securities Co. Ltd.	36,349	334
	LEENO Industrial Inc.	8,900	334
^,*	CrystalGenomics Inc.	20,156	332

55

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Dongwon Industries Co. Ltd.	1,228	330
*	Asiana Airlines Inc.	81,449	329
^,*	Genexine Co. Ltd.	10,214	329
^	Samyang Corp.	3,651	328
*	Foosung Co. Ltd.	48,122	326
	Tongyang Life Insurance Co. Ltd.	31,110	326
^	Hansae Co. Ltd.	14,690	325
^,*	iNtRON Biotechnology Inc.	11,932	322
	Dong-A Socio Holdings Co. Ltd.	2,527	320
^,*	Caregen Co. Ltd.	3,866	319
	LF Corp.	16,620	315
^	Ahnlab Inc.	5,591	315
^	Meritz Financial Group Inc.	31,983	314
^	Samlip General Foods Co. Ltd.	2,049	305
	Partron Co. Ltd.	37,918	296
	KEPCO Engineering & Construction Co. Inc.	13,462	295
^	Toptec Co. Ltd.	17,172	288
^	SK Gas Ltd.	3,416	287
^,*	Binex Co. Ltd.	21,825	287
^,*	Jenax Inc.	12,793	283
^	Hanjin Transportation Co. Ltd.	10,922	281
*	Ssangyong Cement Industrial Co. Ltd.	19,667	276
^	Mirae Asset Life Insurance Co. Ltd.	67,421	276
^	InBody Co. Ltd.	9,464	273
^,*	G-SMATT GLOBAL Co. Ltd.	12,258	271
^,*	Jusung Engineering Co. Ltd.	32,397	267
^,*	NUTRIBIOTECH Co. Ltd.	4,678	266
^,*	DoubleUGames Co. Ltd.	8,541	265
^	Muhak Co. Ltd.	13,199	262
*	Ssangyong Motor Co.	40,269	259
^,*	Emerson Pacific Inc.	7,836	257
^	JW Holdings Corp.	29,522	257
	AK Holdings Inc.	4,761	256
^,*	ATGen Co. Ltd.	7,982	254
	NICE Holdings Co. Ltd.	17,208	253
*	WONIK IPS Co. Ltd.	12,458	253
^,*	Cellumed Co. Ltd.	152,054	253
^,*	Posco ICT Co. Ltd.	50,296	251
	Namyang Dairy Products Co. Ltd.	425	250
^	Daewoong Pharmaceutical Co. Ltd.	4,186	249
	Youngone Holdings Co. Ltd.	4,909	247
	KISWIRE Ltd.	7,200	245
^	Sebang Global Battery Co. Ltd.	7,567	245
^,*	Seobu T&D	14,052	244
^	YG Entertainment Inc.	9,383	240
^,*	i-SENS Inc.	8,269	236
^,*	Webzen Inc.	15,711	236
^	Dae Hwa Pharmaceutical Co. Ltd.	10,363	235
^	iMarketKorea Inc.	20,930	234
	Binggrae Co. Ltd.	4,279	233
	S&T Motiv Co. Ltd.	6,492	232
^	Hanil Cement Co. Ltd.	3,546	230
^,*	Schnell Biopharmaceuticals Inc.	69,551	228
	Lutronic Corp.	6,830	227
	Samchully Co. Ltd.	2,633	224
	Songwon Industrial Co. Ltd.	14,653	224
*	Hanwha Corp. Preference Shares	13,575	224
^	Hankook Shell Oil Co. Ltd.	578	223
^,*	It's Skin Co. Ltd.	5,498	222
*	SK Securities Co. Ltd.	245,171	222
	KT Skylife Co. Ltd.	13,988	218
^	Cell Biotech Co. Ltd.	5,481	217
^,*	Naturalendo Tech Co. Ltd.	12,905	217
^	NS Shopping Co. Ltd.	1,499	216

56

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Silicon Works Co. Ltd.	9,198	215
^,*	Yuanta Securities Korea Co. Ltd.	78,425	214
^	Dawonsys Co. Ltd.	17,532	214
*	Kumho Industrial Co. Ltd.	25,549	213
^	Hancom Inc.	13,852	213
	NICE Information Service Co. Ltd.	31,728	212
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	212
^,*	Hansol Technics Co. Ltd.	16,017	211
^	Hyundai Livart Furniture Co. Ltd.	9,784	211
	Sungwoo Hitech Co. Ltd.	31,431	210
^	Modetour Network Inc.	9,061	210
	Seah Besteel Corp.	10,317	209
	Maeil Dairy Industry Co. Ltd.	6,926	205
^,*	DongKook Pharmaceutical Co. Ltd.	4,442	203
^	POSCO Chemtech Co. Ltd.	19,572	203
*	Samsung Heavy Industries Rights Exp. 11/08/2016	89,932	203
	Daekyo Co. Ltd.	27,547	201
^	Huons Global Co. Ltd.	5,340	201
	Hansol Paper Co. Ltd.	11,125	197
^,*	CMG Pharmaceutical Co. Ltd.	74,002	197
*	Taewoong Co. Ltd.	8,132	196
*	Hanjin Heavy Industries & Construction Co. Ltd.	57,114	194
	Daeduck Electronics Co.	29,381	193
^	Kolao Holdings	25,107	193
	CJ CheilJedang Corp. Preference Shares	1,253	192
^,*	Leaders Cosmetics Co. Ltd.	11,056	191
	Humax Co. Ltd.	14,878	190
	AtlasBX Co. Ltd.	4,004	189
^,*	Pharmicell Co. Ltd.	47,087	189
	Kwangju Bank	21,375	189
^	Dongwon F&B Co. Ltd.	1,066	188
	Shinyoung Securities Co. Ltd.	4,264	185
^	SL Corp.	13,785	184
^	Able C&C Co. Ltd.	10,026	183
	Sindoh Co. Ltd.	3,962	182
^	Chongkundang Holdings Corp.	3,115	180
^	Lock&Lock Co. Ltd.	15,389	180
^,*	Gamevil Inc.	3,698	179
	CJ Hellovision Co. Ltd.	25,075	179
^	Cuckoo Electronics Co. Ltd.	1,552	179
^	Byucksan Corp.	41,431	178
^,*	Huons Co. Ltd.	3,370	173
	S&T Dynamics Co. Ltd.	21,412	173
^,*	Korea Line Corp.	10,864	171
^,*	ICD Co. Ltd.	12,547	169
^	GOLFZON Co. Ltd.	2,849	168
^,*	Peptron Inc.	4,599	168
^	Crown Confectionery Co. Ltd.	6,080	166
*	Woongjin Thinkbig Co. Ltd.	19,431	162
^	Seoyon E-Hwa Co. Ltd.	12,026	160
	E1 Corp.	2,974	158
*	Hansol Holdings Co. Ltd.	28,037	157
	Daeduck GDS Co. Ltd.	15,142	157
^	Interpark Holdings Corp.	36,083	157
^,*	COSON Co. Ltd.	13,322	156
^	Humedix Co. Ltd.	4,909	155
	SeAH Steel Corp.	2,547	155
*	Taeyoung Engineering & Construction Co. Ltd.	36,177	154
^,*	CUROCOM Co. Ltd.	69,635	153
	Kolon Corp.	3,425	152
^	Korea Kolmar Holdings Co. Ltd.	5,897	151
^	CJ Freshway Corp.	4,321	148
^,*	CrucialTec Co. Ltd.	21,108	147
^,*	Hanwha Investment & Securities Co. Ltd.	75,291	147

57

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^,*	Agabang&Company	22,329	145
^	Cosmax BTI Inc	4,116	145
^,*	Duk San Neolux Co. Ltd.	5,604	144
^	KISCO Corp.	4,359	143
	Youlchon Chemical Co. Ltd.	12,047	143
^	KH Vatec Co. Ltd.	12,932	142
	SBS Media Holdings Co. Ltd.	55,748	139
*	Samsung Biologics Co. Ltd.	1,150	137
*	Green Cross Cell Corp.	5,374	137
^,*	WeMade Entertainment Co. Ltd.	7,992	136
	Kyobo Securities Co. Ltd.	16,417	133
^,*	Lumens Co. Ltd.	37,737	132
^	Namhae Chemical Corp.	18,610	132
	Daishin Securities Co. Ltd. Preference Shares	19,354	132
	Hyundai Corp.	7,187	132
^	Sung Kwang Bend Co. Ltd.	15,908	131
	Dae Han Flour Mills Co. Ltd.	842	130
^	Daewoong Co. Ltd.	3,221	124
^,*	Insun ENT Co. Ltd.	24,551	122
^	Coreana Cosmetics Co. Ltd.	22,740	119
*	Eugene Investment & Securities Co. Ltd.	56,837	119
^	KONA I Co. Ltd.	11,398	119
^,*	KTB Investment & Securities Co. Ltd.	44,088	110
	Sam Young Electronics Co. Ltd.	11,192	109
^,*	Neowiz Games Corp.	11,282	106
*	Interflex Co. Ltd.	7,133	102
^,*	Samsung Pharmaceutical Co. Ltd.	28,070	101
	INTOPS Co. Ltd.	5,617	99
^,*	SFA Semicon Co. Ltd.	49,016	95
^	NEPES Corp.	15,206	94
	Seoyon Co. Ltd.	9,429	91
^	GOLFZONYUWONHOLDINGS Co. Ltd.	13,382	91
	TK Corp.	12,269	91
^,*	3S Korea Co. Ltd.	38,610	90
	Eusu Holdings Co. Ltd.	15,078	82
^,*	Duksan Hi-Metal Co. Ltd.	12,546	81
*	Doosan Engine Co. Ltd.	23,830	73
*	Dongbu Securities Co. Ltd.	24,758	72
	Hyundai C&F Inc.	5,099	72
	MegaStudy Co. Ltd.	2,433	69
	Hitejinro Holdings Co. Ltd.	6,100	64
	MegaStudyEdu Co. Ltd.	1,495	62
^	DY Corp.	7,582	41
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,775	22
	KT Corp. ADR	1,302	21
*	Interflex Co. Ltd. Rights Exp. 11/24/2016	2,046	7
*	Lutronic Corp. Pref Rights Exp. 12/02/2016	1,099	3
*	Lutronic Corp. Rights Exp. 12/02/2016	231	1

			637,751
Total Common Stocks (Cost $6,702,027)			5,747,525

58

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2016

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
3,4 Vanguard Market Liquidity Fund	0.718%		1,248,857	124,898

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 United States Treasury Bill	0.311%-0.321%	12/1/16	2,700	2,700
United States Treasury Bill	0.340%	12/8/16	600	600
				3,300
Total Temporary Cash Investments (Cost $128,194)				128,198
Total Investments (101.8%) (Cost $6,830,221)				5,875,723
Other Assets and Liabilities—Net (-1.8%)[4]				(104,075)
Net Assets (100%)				5,771,648

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $115,977,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $7,950,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $124,959,000 of collateral received for securities on loan.
5 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

59

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA720 122016

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)

Common Stocks (99.2%)[1]
Argentina (0.0%)
* First Data Corp. Class A	72,700	1,017

Australia (2.4%)
Commonwealth Bank of Australia	350,257	19,499
Westpac Banking Corp.	682,303	15,778
Australia & New Zealand Banking Group Ltd.	597,486	12,616
BHP Billiton Ltd.	673,278	11,763
National Australia Bank Ltd.	541,482	11,494
CSL Ltd.	95,836	7,313
Wesfarmers Ltd.	234,020	7,287
Woolworths Ltd.	264,896	4,754
Macquarie Group Ltd.	64,191	3,880
Rio Tinto Ltd.	91,094	3,769
Scentre Group	1,065,100	3,409
Telstra Corp. Ltd.	895,053	3,385
Transurban Group	423,998	3,346
Woodside Petroleum Ltd.	152,963	3,274
Brambles Ltd.	327,213	2,865
Newcrest Mining Ltd.	158,788	2,780
Amcor Ltd.	245,345	2,738
Westfield Corp.	401,190	2,711
Suncorp Group Ltd.	267,043	2,424
South32 Ltd.	1,116,630	2,179
QBE Insurance Group Ltd.	286,360	2,170
AMP Ltd.	610,414	2,117
Insurance Australia Group Ltd.	503,114	2,103
AGL Energy Ltd.	142,905	2,082
Goodman Group	369,257	1,903
Stockland	503,157	1,690
Aristocrat Leisure Ltd.	134,863	1,570
Ramsay Health Care Ltd.	27,372	1,524
Vicinity Centres	695,482	1,517
Aurizon Holdings Ltd.	408,986	1,515
Origin Energy Ltd.	363,150	1,464
APA Group	240,272	1,452
ASX Ltd.	40,225	1,439
Fortescue Metals Group Ltd.	342,422	1,437
James Hardie Industries plc	95,433	1,420
Dexus Property Group	204,778	1,391
Sonic Healthcare Ltd.	86,018	1,338
GPT Group	373,698	1,321
Treasury Wine Estates Ltd.	156,826	1,279
Caltex Australia Ltd.	54,559	1,270
Mirvac Group	795,761	1,262
Oil Search Ltd.	248,801	1,247
LendLease Group	116,709	1,196
Cochlear Ltd.	12,057	1,171
Medibank Pvt Ltd.	584,055	1,144
Sydney Airport	234,563	1,115
Orica Ltd.	80,321	992
Challenger Ltd.	120,072	980
Santos Ltd.	358,688	960
DUET Group	500,235	906
Tatts Group Ltd.	292,288	901
Computershare Ltd.	103,253	827
Bendigo & Adelaide Bank Ltd.	97,541	824
Coca-Cola Amatil Ltd.	112,914	818
SEEK Ltd.	71,429	793
Incitec Pivot Ltd.	351,546	786
Boral Ltd.	156,423	747
BlueScope Steel Ltd.	120,876	717
Tabcorp Holdings Ltd.	187,869	690

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Crown Resorts Ltd.	80,841	668
Star Entertainment Grp Ltd.	171,369	648
Bank of Queensland Ltd.	79,978	635
Domino's Pizza Enterprises Ltd.	12,777	622
Alumina Ltd.	515,102	619
Healthscope Ltd.	364,183	611
Orora Ltd.	255,401	563
Vocus Communications Ltd.	125,166	543
ALS Ltd.	112,726	533
Ansell Ltd.	31,028	511
JB Hi-Fi Ltd.	23,575	508
Qantas Airways Ltd.	212,957	495
CIMIC Group Ltd.	19,655	441
Harvey Norman Holdings Ltd.	109,850	421
AusNet Services	365,960	417
IOOF Holdings Ltd.	66,792	416
Qube Holdings Ltd.	238,250	403
REA Group Ltd.	10,373	402
Northern Star Resources Ltd.	123,946	401
Downer EDI Ltd.	89,458	395
DuluxGroup Ltd.	79,739	390
Link Administration Holdings Ltd.	70,893	388
nib holdings Ltd.	105,782	387
Evolution Mining Ltd.	217,708	384
Iluka Resources Ltd.	86,756	380
TPG Telecom Ltd.	65,706	377
Adelaide Brighton Ltd.	90,107	366
Investa Office Fund	113,061	364
Magellan Financial Group Ltd.	22,224	359
carsales.com Ltd.	43,429	351
* Mayne Pharma Group Ltd.	279,002	347
Independence Group NL	106,625	347
OZ Minerals Ltd.	63,955	327
Perpetual Ltd.	9,284	319
Macquarie Atlas Roads Group	88,596	317
Flight Centre Travel Group Ltd.	12,231	314
* Metcash Ltd.	203,181	307
CSR Ltd.	109,660	305
BT Investment Management Ltd.	43,352	304
Fairfax Media Ltd.	483,838	303
Primary Health Care Ltd.	100,087	292
* WorleyParsons Ltd.	44,842	287
GrainCorp Ltd. Class A	44,150	282
Sims Metal Management Ltd.	36,004	274
Mineral Resources Ltd.	30,997	273
Bapcor Ltd.	69,451	271
Premier Investments Ltd.	23,993	258
IRESS Ltd.	29,801	257
* Whitehaven Coal Ltd.	109,265	251
ARB Corp. Ltd.	19,394	251
Charter Hall Group	69,676	249
Regis Resources Ltd.	98,394	248
Nufarm Ltd.	36,677	246
Navitas Ltd.	61,185	243
InvoCare Ltd.	24,361	242
Charter Hall Retail REIT	70,558	222
Cleanaway Waste Management Ltd.	251,594	222
^ Blackmores Ltd.	2,602	221
Super Retail Group Ltd.	29,644	220
Shopping Centres Australasia Property Group	128,582	214
Sigma Pharmaceuticals Ltd.	209,696	212
Sirtex Medical Ltd.	9,804	208
* St. Barbara Ltd.	101,121	206
Cromwell Property Group	294,630	204

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Pact Group Holdings Ltd.	40,730	203
	Aveo Group	83,081	203
	BWP Trust	89,415	202
2	MYOB Group Ltd.	71,583	201
	Breville Group Ltd.	27,898	196
	Spotless Group Holdings Ltd.	257,439	195
	G8 Education Ltd.	78,555	188
	Automotive Holdings Group Ltd.	60,314	185
	Platinum Asset Management Ltd.	46,689	177
	Costa Group Holdings Ltd.	80,223	174
	Myer Holdings Ltd.	192,568	172
	Webjet Ltd.	19,104	159
	Southern Cross Media Group Ltd.	144,229	157
*	Aconex Ltd.	36,255	153
	Sandfire Resources NL	38,621	152
	Ardent Leisure Group	97,717	150
	Beach Energy Ltd.	265,042	144
*	Nanosonics Ltd.	54,585	144
	GUD Holdings Ltd.	19,592	141
*	Australian Agricultural Co. Ltd.	106,617	141
	GWA Group Ltd.	65,018	141
*,^	Syrah Resources Ltd.	51,297	140
	Steadfast Group Ltd.	85,557	139
	Seven Group Holdings Ltd.	19,431	134
	Abacus Property Group	62,402	133
	Monadelphous Group Ltd.	18,471	131
	Resolute Mining Ltd.	107,430	127
	McMillan Shakespeare Ltd.	15,440	127
	FlexiGroup Ltd.	73,158	125
	APN Outdoor Group Ltd.	34,532	125
*	Orocobre Ltd.	41,367	120
	Corporate Travel Management Ltd.	8,315	120
	Bega Cheese Ltd.	31,922	120
*	Saracen Mineral Holdings Ltd.	138,314	120
	Eclipx Group Ltd.	40,726	119
	Tassal Group Ltd.	40,658	119
	Village Roadshow Ltd.	30,616	118
	Retail Food Group Ltd.	22,951	118
	Brickworks Ltd.	11,518	118
	IDP Education Ltd.	34,158	118
*	NEXTDC Ltd.	41,947	117
	Mantra Group Ltd.	46,106	115
	Credit Corp. Group Ltd.	8,434	114
^	Bellamy's Australia Ltd.	12,983	112
	Altium Ltd.	18,786	112
	360 Capital Industrial Fund	59,309	111
	iSentia Group Ltd.	40,814	109
	SAI Global Ltd.	29,194	104
*	Infigen Energy	134,985	103
	Genworth Mortgage Insurance Australia Ltd.	43,533	101
^	IPH Ltd.	22,711	101
	Arena REIT	68,505	101
*	Western Areas Ltd.	52,834	99
*	Galaxy Resources Ltd.	369,407	99
	Seven West Media Ltd.	191,420	99
*	Perseus Mining Ltd.	207,674	98
	Technology One Ltd.	22,813	97
*	APN News & Media Ltd.	47,055	96
	Japara Healthcare Ltd.	64,092	92
*	Pilbara Minerals Ltd.	220,998	87
	Growthpoint Properties Australia Ltd.	35,493	84
	CSG Ltd.	85,730	83
	oOh!media Ltd.	25,588	83
^	Regis Healthcare Ltd.	27,703	83

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Cover-More Group Ltd.	76,291	83
*	Highfield Resources Ltd.	94,587	82
	Collins Foods Ltd.	22,331	82
	National Storage REIT	73,989	81
	RCG Corp. Ltd.	73,467	81
	Ingenia Communities Group	38,871	80
*	Beadell Resources Ltd.	223,979	80
	Gateway Lifestyle	44,687	79
	Folkestone Education Trust	41,409	78
	Nine Entertainment Co. Holdings Ltd.	118,560	77
*	Gold Road Resources Ltd.	176,515	77
	Select Harvests Ltd.	16,297	76
	SmartGroup Corp. Ltd.	16,682	76
	SG Fleet Group Ltd.	27,592	75
	BWX Ltd.	20,537	75
*	Bradken Ltd.	29,923	73
	MACA Ltd.	54,308	73
	Asaleo Care Ltd.	64,802	72
*	Karoon Gas Australia Ltd.	40,339	70
	Astro Japan Property Group	13,425	69
^	TFS Corp. Ltd.	62,856	67
	Australian Pharmaceutical Industries Ltd.	45,992	66
	Hotel Property Investments	30,663	66
*	Senex Energy Ltd.	319,614	61
*,^	Mesoblast Ltd.	65,159	61
	Greencross Ltd.	10,999	58
*	Blue Sky Alternative Investments Ltd.	10,502	58
	GDI Property Group	75,397	56
*	UGL Ltd.	22,674	55
	Programmed Maintenance Services Ltd.	48,054	52
^	Estia Health Ltd.	25,174	51
	OFX Group Ltd.	39,620	47
	Reject Shop Ltd.	6,933	39
*	AWE Ltd.	93,461	38
	Virtus Health Ltd.	7,125	38
	Tox Free Solutions Ltd.	20,484	37
	RCR Tomlinson Ltd.	18,116	37
	WPP AUNZ Ltd.	58,559	36
	Cabcharge Australia Ltd.	13,013	36
*,^	Liquefied Natural Gas Ltd.	69,122	29
*	Mount Gibson Iron Ltd.	105,993	26
	Cedar Woods Properties Ltd.	7,313	25
*	Cardno Ltd.	35,086	25
	Thorn Group Ltd.	17,486	23
	NZME Ltd.	47,055	22
*	Ten Network Holdings Ltd.	27,323	21
	Ainsworth Game Technology Ltd.	14,747	20
	ERM Power Ltd.	23,151	20
*	Lynas Corp. Ltd.	437,604	19
	SMS Management & Technology Ltd.	14,483	17
*,^	Paladin Energy Ltd.	153,176	16
*,^	Slater & Gordon Ltd.	55,852	15
*	Starpharma Holdings Ltd.	23,801	13
*	Billabong International Ltd.	14,358	13
*	MMA Offshore Ltd.	40,368	9
*	Arrium Ltd.	450,831	8
*	Capitol Health Ltd.	76,464	7
	Cash Converters International Ltd.	29,337	7
*	Acrux Ltd.	27,063	7
	Decmil Group Ltd.	5,745	5
*	Strandline Resources Ltd.	22,019	—
*	DSHE Holdings Ltd.	14,824	—
*	Jacana Minerals Ltd.	5,347	—
			211,577

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
Austria (0.1%)
	Erste Group Bank AG	59,713	1,873
	OMV AG	30,168	941
	voestalpine AG	24,646	873
	ANDRITZ AG	15,063	788
	BUWOG AG	18,778	454
	IMMOFINANZ AG	198,741	428
*	Raiffeisen Bank International AG	24,597	403
	Wienerberger AG	24,199	387
	CA Immobilien Anlagen AG	16,756	304
	Oesterreichische Post AG	7,276	251
	Lenzing AG	1,880	245
	Conwert Immobilien Invest SE	13,304	236
	Verbund AG	13,384	223
	Mayr Melnhof Karton AG	1,666	184
	Schoeller-Bleckmann Oilfield Equipment AG	2,289	162
	Telekom Austria AG Class A	27,541	158
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,914	156
	RHI AG	5,314	134
	Zumtobel Group AG	6,626	116
	UNIQA Insurance Group AG	17,732	114
	Kapsch TrafficCom AG	2,165	97
	EVN AG	7,792	91
	Strabag SE	2,677	90
	DO & CO AG	1,150	89
	S IMMO AG	7,798	84
*	Flughafen Wien AG	3,428	83
	Semperit AG Holding	2,008	54
	Palfinger AG	1,090	33
			9,051
Belgium (0.4%)
*	Anheuser-Busch InBev SA/NV	165,954	19,047
*	KBC Group NV	57,350	3,496
	UCB SA	25,901	1,753
	Solvay SA Class A	14,968	1,717
	Ageas	43,581	1,592
	Groupe Bruxelles Lambert SA	16,135	1,387
	Umicore SA	20,179	1,227
	Proximus SADP	29,243	837
	Colruyt SA	13,994	752
	Ackermans & van Haaren NV	5,274	732
	bpost SA	20,298	540
*	Telenet Group Holding NV	9,828	526
	Cofinimmo SA	4,202	492
	Ontex Group NV	15,357	465
	Sofina SA	3,211	448
	Bekaert SA	6,885	306
	Melexis NV	4,369	286
	Elia System Operator SA/NV	5,524	286
	Warehouses De Pauw CVA	3,090	285
	Befimmo SA	4,397	256
	D'ieteren SA/NV	5,632	248
*	Aedifica SA	2,582	214
	Gimv NV	3,672	198
	Cie d'Entreprises CFE	1,711	189
	Ion Beam Applications	3,801	180
	Euronav NV	22,833	179
*	Tessenderlo Chemie NV (Voting Shares)	4,912	164
	Econocom Group SA/NV	10,761	160
*	AGFA-Gevaert NV	35,336	147
	Barco NV	1,594	125
*,^	Nyrstar (Voting Shares)	22,019	113
*	Orange Belgium SA	4,121	93
	Kinepolis Group NV	1,963	88

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	KBC Ancora	2,239	85
	EVS Broadcast Equipment SA	2,319	81
	Van de Velde NV	888	63
	Wereldhave Belgium NV	434	54
			38,811
Brazil (0.9%)
	Itau Unibanco Holding SA Preference Shares	487,318	5,862
*	Petroleo Brasileiro SA Preference Shares	701,592	3,888
	Banco Bradesco SA ADR	368,860	3,840
	Ambev SA ADR	540,848	3,191
*	Petroleo Brasileiro SA	511,446	2,987
	Banco Bradesco SA Preference Shares	242,824	2,544
	BRF SA	148,024	2,476
	Ambev SA	418,917	2,471
	Itausa - Investimentos Itau SA Preference Shares	811,567	2,400
*	Petroleo Brasileiro SA ADR	200,078	2,335
	Cielo SA	216,174	2,194
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	364,950	2,149
	Itau Unibanco Holding SA ADR	174,675	2,084
	Ultrapar Participacoes SA	81,248	1,841
	Banco do Brasil SA	183,793	1,687
	Kroton Educacional SA	321,636	1,602
*,^	Vale SA-SP Class B ADR	194,064	1,343
	BB Seguridade Participacoes SA	123,939	1,248
*	Vale SA Preference Shares	187,666	1,213
	Telefonica Brasil SA Preference Shares	82,664	1,196
*	Vale SA Class B Pfd. ADR	183,839	1,184
	Raia Drogasil SA	52,300	1,161
	Lojas Renner SA	134,300	1,136
	CCR SA	175,900	956
	Lojas Americanas SA Preference Shares	144,825	939
	Banco Bradesco SA	90,697	902
	Banco Santander Brasil SA	95,900	790
	Cia de Saneamento Basico do Estado de Sao Paulo	74,600	788
	Equatorial Energia SA	40,500	722
	Hypermarcas SA	80,212	672
	CETIP SA - Mercados Organizados	46,054	647
	Embraer SA ADR	29,863	639
	WEG SA	109,022	601
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	31,421	600
	Klabin SA	116,000	598
*	Vale SA	83,100	575
	Engie Brasil Energia SA	43,100	548
*	BR Malls Participacoes SA	128,830	516
*	Rumo Logistica Operadora Multimodal SA	204,283	457
	CPFL Energia SA	59,729	453
	JBS SA	144,798	441
*	Centrais Eletricas Brasileiras SA	57,200	425
	M Dias Branco SA	9,900	423
*	Centrais Eletricas Brasileiras SA Preference Shares	46,500	398
	TIM Participacoes SA	140,600	390
	Gerdau SA Preference Shares	107,200	370
	Localiza Rent a Car SA	29,800	370
	BTG Pactual Group	71,092	362
	Fibria Celulose SA	44,900	359
	Natura Cosmeticos SA	36,800	354
	Cia Energetica de Minas Gerais Preference Shares	111,500	341
	Qualicorp SA	52,300	337
	Multiplan Empreendimentos Imobiliarios SA	16,500	332
	Sul America SA	53,809	325
	Cosan SA Industria e Comercio	23,900	321
	Estacio Participacoes SA	54,600	317
	EDP - Energias do Brasil SA	65,567	315
*	Cia Siderurgica Nacional SA	86,800	292

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Gerdau SA ADR	82,126	282
Braskem SA Preference Shares	30,780	273
TOTVS SA	28,800	261
AES Tiete Energia SA	46,360	240
Sao Martinho SA	11,900	237
Cia Hering	38,400	233
Smiles SA	12,600	230
Fleury SA	16,400	217
Porto Seguro SA	22,872	217
Cia Energetica de Sao Paulo Preference Shares	46,585	216
* Petroleo Brasileiro SA ADR Type A	19,355	214
Suzano Papel e Celulose SA Preference Shares Class A	58,834	208
MRV Engenharia e Participacoes SA	52,900	205
Iguatemi Empresa de Shopping Centers SA	21,200	200
Banco do Estado do Rio Grande do Sul SA Preference Shares	46,698	199
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	9,077	197
Bradespar SA Preference Shares	47,700	194
Odontoprev SA	51,300	193
* Cia Siderurgica Nacional SA ADR	55,570	187
Cyrela Brazil Realty SA Empreendimentos e Participacoes	55,598	187
* Minerva SA	57,400	182
CVC Brasil Operadora e Agencia de Viagens SA	21,400	164
Duratex SA	60,585	164
Embraer SA	30,300	163
* Metalurgica Gerdau SA Preference Shares Class A	107,700	160
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	16,853	158
* B2W Cia Digital	29,420	145
Transmissora Alianca de Energia Eletrica SA	21,427	139
Cia Paranaense de Energia Preference Shares	11,500	132
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	92,471	131
Cia de Saneamento de Minas Gerais-COPASA	12,189	127
Multiplus SA	9,100	123
Linx SA	19,800	118
* Marcopolo SA Preference Shares	109,900	112
Cia Energetica de Minas Gerais	35,922	109
Alpargatas SA Preference Shares	28,989	96
Grendene SA	15,600	96
TIM Participacoes SA ADR	6,700	93
* EcoRodovias Infraestrutura e Logistica SA	29,800	88
Aliansce Shopping Centers SA	16,800	88
BR Properties SA	32,400	87
Alupar Investimento SA	13,346	78
Iochpe Maxion SA	14,900	76
Cia Paranaense de Energia	10,000	74
* Marfrig Global Foods SA	34,700	62
* FPC Par Corretora de Seguros SA	12,700	60
Lojas Americanas SA	11,864	58
Cia Energetica de Minas Gerais ADR	19,000	57
Via Varejo SA	17,900	51
Light SA	8,773	48
Dimed SA Distribuidora da Medicamentos	300	47
Arezzo Industria e Comercio SA	5,100	47
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,673	44
Cia Energetica do Ceara Preference Shares	2,819	42
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	12,108	39
Mahle-Metal Leve SA	5,200	36
JSL SA	9,200	34
* Santos Brasil Participacoes SA	35,000	33
Sonae Sierra Brasil SA	5,200	31
Gafisa SA	40,500	31
SLC Agricola SA	6,300	31
Ez Tec Empreendimentos e Participacoes SA	5,959	31
Tupy SA	7,400	31
* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	29

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Randon Participacoes SA Preference Shares	17,664	26
* Magnesita Refratarios SA	3,660	26
Guararapes Confeccoes SA	1,100	23
GAEC Educacao SA	4,964	21
Even Construtora e Incorporadora SA	15,000	21
QGEP Participacoes SA	11,900	21
* Eneva SA	4,400	20
Direcional Engenharia SA	9,000	16
2 Ser Educacional SA	2,300	15
* Marisa Lojas SA	4,950	12
* Aliansce Shopping Centers SA	1,569	8
* Cia de Gas de Sao Paulo - COMGAS	1	—
		78,251
Canada (3.2%)
Royal Bank of Canada	306,426	19,144
Toronto-Dominion Bank	382,320	17,347
Bank of Nova Scotia	249,164	13,390
Suncor Energy Inc.	348,604	10,461
Canadian National Railway Co.	143,652	9,031
Enbridge Inc.	193,484	8,355
Bank of Montreal (Toronto Shares)	127,329	8,103
TransCanada Corp.	167,061	7,563
Canadian Natural Resources Ltd.	228,500	7,252
Brookfield Asset Management Inc. Class A (Toronto Shares)	186,657	6,536
Canadian Imperial Bank of Commerce	79,852	5,983
Manulife Financial Corp.	412,898	5,981
Canadian Pacific Railway Ltd.	31,464	4,498
Sun Life Financial Inc.	127,936	4,282
Alimentation Couche-Tard Inc. Class B	82,200	4,129
Barrick Gold Corp. (Toronto Shares)	231,792	4,078
Magna International Inc.	78,650	3,229
Rogers Communications Inc. Class B	75,600	3,041
Potash Corp. of Saskatchewan Inc.	175,464	2,853
Thomson Reuters Corp.	69,801	2,751
BCE Inc.	59,116	2,686
Agrium Inc.	28,821	2,646
Goldcorp Inc.	171,986	2,612
Cenovus Energy Inc.	177,274	2,557
* CGI Group Inc. Class A	53,288	2,531
^ Pembina Pipeline Corp.	82,100	2,522
National Bank of Canada	70,104	2,502
Franco-Nevada Corp.	37,831	2,476
Fairfax Financial Holdings Ltd.	4,800	2,458
Loblaw Cos. Ltd.	47,435	2,340
Silver Wheaton Corp.	94,288	2,272
Agnico Eagle Mines Ltd.	44,700	2,270
Restaurant Brands International Inc.	47,982	2,133
Teck Resources Ltd. Class B	98,124	2,119
Waste Connections Inc.	26,268	1,976
Fortis Inc.	59,244	1,950
Saputo Inc.	54,000	1,941
Encana Corp.	200,426	1,911
Intact Financial Corp.	27,800	1,890
Imperial Oil Ltd.	55,390	1,796
Shaw Communications Inc. Class B	88,120	1,746
Dollarama Inc.	21,700	1,622
Open Text Corp.	25,700	1,596
Great-West Lifeco Inc.	63,500	1,595
Constellation Software Inc.	3,400	1,593
Power Corp. of Canada	73,390	1,574
Metro Inc.	49,350	1,525
Inter Pipeline Ltd.	70,500	1,462
Canadian Tire Corp. Ltd. Class A	14,642	1,423
First Quantum Minerals Ltd.	145,723	1,384

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
TELUS Corp.	42,100	1,363
SNC-Lavalin Group Inc.	31,900	1,296
Gildan Activewear Inc.	49,600	1,274
Crescent Point Energy Corp.	106,800	1,272
^ RioCan REIT	65,100	1,266
^ ARC Resources Ltd.	74,300	1,261
CCL Industries Inc. Class B	6,900	1,227
* Seven Generations Energy Ltd. Class A	56,466	1,204
* Valeant Pharmaceuticals International Inc.	66,955	1,195
Power Financial Corp.	49,160	1,162
Keyera Corp.	38,596	1,158
Canadian Utilities Ltd. Class A	40,376	1,154
* Tourmaline Oil Corp.	43,300	1,135
Onex Corp.	16,900	1,093
H&R REIT	62,203	1,058
* Kinross Gold Corp.	270,849	1,052
^ PrairieSky Royalty Ltd.	43,382	943
George Weston Ltd.	10,600	864
* Fortis Inc.	26,177	860
^ CI Financial Corp.	46,100	848
^ AltaGas Ltd.	33,773	836
Vermilion Energy Inc.	21,300	835
Industrial Alliance Insurance & Financial Services Inc.	21,500	833
CAE Inc.	56,600	795
Tahoe Resources Inc.	64,981	779
Element Fleet Management Corp.	79,300	773
Peyto Exploration & Development Corp.	30,000	771
Waste Connections Inc.	10,159	762
* BlackBerry Ltd.	107,772	761
Yamana Gold Inc.	203,140	725
* Detour Gold Corp.	36,900	703
* Husky Energy Inc.	63,899	687
Methanex Corp.	18,900	687
Cameco Corp.	89,036	686
Finning International Inc.	35,200	655
WSP Global Inc.	20,203	654
2 Hydro One Ltd.	35,800	653
Ritchie Bros Auctioneers Inc.	18,500	640
^ Canadian Apartment Properties REIT	28,300	619
Atco Ltd.	17,100	599
Whitecap Resources Inc.	74,459	595
Veresen Inc.	65,577	594
Smart REIT	23,100	576
* B2Gold Corp.	191,893	555
TransForce Inc.	23,130	525
^ Enbridge Income Fund Holdings Inc.	20,600	523
* Turquoise Hill Resources Ltd.	167,109	518
Stantec Inc.	23,200	516
^ Canadian REIT	14,800	510
IGM Financial Inc.	18,900	507
* Lundin Mining Corp.	128,884	504
* Eldorado Gold Corp.	154,905	489
Pan American Silver Corp.	29,624	473
^ Parkland Fuel Corp.	20,240	473
Cineplex Inc.	12,300	468
Quebecor Inc. Class B	16,600	466
Chartwell Retirement Residences	41,600	463
Algonquin Power & Utilities Corp.	51,252	453
Allied Properties REIT	16,692	449
Alamos Gold Inc.	56,160	440
Empire Co. Ltd.	30,500	439
* IMAX Corp.	14,500	439
MacDonald Dettwiler & Associates Ltd.	7,500	429
Toromont Industries Ltd.	14,600	429

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Cominar REIT	38,640	428
	West Fraser Timber Co. Ltd.	12,300	421
*	Bombardier Inc. Class B	316,028	419
	Linamar Corp.	10,300	419
*	New Gold Inc.	104,400	412
^	Canadian Western Bank	21,600	410
	OceanaGold Corp.	129,808	397
*	IAMGOLD Corp.	97,994	392
	Cott Corp.	29,036	381
	Enerplus Corp.	54,870	369
	Maple Leaf Foods Inc.	16,100	367
^	Northland Power Inc.	20,352	364
*	Raging River Exploration Inc.	45,300	363
	TMX Group Ltd.	7,864	363
*	Parex Resources Inc.	30,643	353
	Gibson Energy Inc.	27,158	341
*	Descartes Systems Group Inc.	16,100	336
^	Emera Inc.	9,600	335
	ShawCor Ltd.	13,100	328
*	Celestica Inc.	27,401	324
*,^	Amaya Inc.	23,975	321
	First Capital Realty Inc.	19,500	311
^	Artis REIT	35,500	310
	FirstService Corp.	7,621	309
	Stella-Jones Inc.	8,700	309
	Granite REIT	9,700	305
	Capital Power Corp.	19,717	304
*	Torex Gold Resources Inc.	16,258	302
*	Pretium Resources Inc.	30,829	301
	Hudson's Bay Co.	24,400	300
^	Home Capital Group Inc. Class B	15,000	297
	Laurentian Bank of Canada	8,015	296
^	DH Corp.	22,409	290
^	Boardwalk REIT	7,900	290
*	Birchcliff Energy Ltd.	45,120	287
	New Flyer Industries Inc.	10,200	285
	Precision Drilling Corp.	63,900	285
	TransAlta Corp.	63,460	280
^	Mullen Group Ltd.	19,931	276
	Colliers International Group Inc.	7,876	274
	Dream Office REIT	21,700	270
*	Silver Standard Resources Inc.	24,294	267
*,^	First Majestic Silver Corp.	32,500	261
^	Enercare Inc.	17,800	257
^	Manitoba Telecom Services Inc.	9,000	252
	Innergex Renewable Energy Inc.	22,500	250
	Westshore Terminals Investment Corp.	12,900	249
*	SEMAFO Inc.	63,200	248
*	Advantage Oil & Gas Ltd.	36,600	247
	Osisko Gold Royalties Ltd.	23,247	245
*	NovaGold Resources Inc.	48,100	241
*	ProMetic Life Sciences Inc.	114,000	240
	Superior Plus Corp.	26,353	235
	Endeavour Mining Corp.	11,800	231
	HudBay Minerals Inc.	51,265	216
	Norbord Inc.	8,972	211
	Bank of Montreal (New York Shares)	3,309	210
	Transcontinental Inc. Class A	15,200	203
	Russel Metals Inc.	12,700	202
	Canadian Energy Services & Technology Corp.	50,700	200
^	Corus Entertainment Inc. Class B	23,929	198
	Jean Coutu Group PJC Inc. Class A	13,100	197
	Enerflex Ltd.	18,505	197
	Pengrowth Energy Corp.	127,200	196

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Winpak Ltd.	5,700	195
	TransAlta Renewables Inc.	17,400	192
^	Secure Energy Services Inc.	30,536	187
	TORC Oil & Gas Ltd.	32,814	186
	North West Co. Inc.	9,700	185
*	Canfor Corp.	16,500	183
	Just Energy Group Inc.	34,800	183
	Centerra Gold Inc.	36,052	182
*	Crew Energy Inc.	36,800	181
*,^	Baytex Energy Corp.	46,309	178
	Nevsun Resources Ltd.	60,900	177
*	ECN Capital Corp.	79,300	173
	Barrick Gold Corp. (New York Shares)	9,826	173
^	Genworth MI Canada Inc.	7,900	172
	Aimia Inc.	31,700	171
*,^	Penn West Petroleum Ltd.	105,500	168
	Pason Systems Inc.	14,800	168
	Aecon Group Inc.	12,700	164
*	NuVista Energy Ltd.	31,673	161
	Ensign Energy Services Inc.	26,400	159
	Enghouse Systems Ltd.	4,200	158
	Dorel Industries Inc. Class B	6,200	157
	Dominion Diamond Corp.	18,500	157
*	Great Canadian Gaming Corp.	8,500	141
^	Northview Apartment REIT	9,263	138
^	Extendicare Inc.	19,100	131
	Cogeco Communications Inc.	2,800	131
*	ATS Automation Tooling Systems Inc.	15,000	129
	Cascades Inc.	13,600	128
*,^	China Gold International Resources Corp. Ltd.	46,000	119
*	Gran Tierra Energy Inc. (Toronto Shares)	40,100	117
*	Bombardier Inc. Class A	74,500	112
	Morguard REIT	9,540	108
*	Paramount Resources Ltd. Class A	9,000	102
	Bonterra Energy Corp.	5,400	102
*,^	MEG Energy Corp.	24,200	99
*	Kelt Exploration Ltd.	21,851	97
	Martinrea International Inc.	15,500	91
^	First National Financial Corp.	4,600	84
^	AutoCanada Inc.	5,078	83
*	Alacer Gold Corp.	36,900	75
*	Sierra Wireless Inc.	4,900	67
*	Gran Tierra Energy Inc. (American Shares)	22,700	66
*,^	Athabasca Oil Corp.	48,500	46
	Canaccord Genuity Group Inc.	13,000	41
*	DREAM Unlimited Corp. Class A	7,200	37
	Sprott Inc.	18,900	31
^	Concordia International Corp.	8,686	30
*	Pacific Exploration and Production Corp.	54,765	26
*,^	Avigilon Corp.	3,900	25
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	620	1
			283,430
Chile (0.1%)
	SACI Falabella	109,383	859
	Empresas COPEC SA	78,519	789
	Cencosud SA	236,999	773
*	Latam Airlines Group SA (Santiago Shares)	69,108	662
	Banco de Chile	4,912,587	585
	Empresas CMPC SA	248,694	539
	Banco de Credito e Inversiones	9,503	488
	Aguas Andinas SA Class A	693,062	457
	Enersis Americas SA ADR	46,383	402
	Empresa Nacional de Electricidad SA ADR	19,169	398
	Cia Cervecerias Unidas SA	32,696	351

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Endesa Americas SA	753,488	351
	Sociedad Quimica y Minera de Chile SA ADR	11,862	347
*	Itau CorpBanca	35,582,534	323
	Banco Santander Chile	5,672,801	317
	Banco Santander Chile ADR	13,755	314
	Parque Arauco SA	120,781	299
	Colbun SA	1,345,610	293
*	Empresa Nacional de Telecomunicaciones SA	26,758	287
	Enersis Americas SA	1,505,735	255
	Enersis Chile SA ADR	46,383	231
	Engie Energia Chile SA	127,686	227
	SONDA SA	103,961	215
	AES Gener SA	580,667	198
	Vina Concha y Toro SA	102,740	179
	Inversiones Aguas Metropolitanas SA	94,249	172
	Embotelladora Andina SA Preference Shares	40,520	162
	Enersis Chile SA	1,505,735	151
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	150
	Empresa Nacional de Electricidad SA	167,940	116
	Inversiones La Construccion SA	9,475	116
	CAP SA	14,259	100
	Ripley Corp. SA	145,581	91
	Forus SA	15,785	57
	Endesa Americas SA ADR	3,804	55
*	Cia Sud Americana de Vapores SA	977,795	20
			11,329
China (2.2%)
	Tencent Holdings Ltd.	1,108,056	29,366
	China Construction Bank Corp.	18,939,206	13,830
	China Mobile Ltd.	1,103,861	12,646
	Industrial & Commercial Bank of China Ltd.	14,935,245	8,965
	Bank of China Ltd.	15,637,800	7,008
	Ping An Insurance Group Co. of China Ltd.	1,028,880	5,416
	CNOOC Ltd.	3,334,280	4,195
	China Petroleum & Chemical Corp.	5,309,505	3,840
	China Life Insurance Co. Ltd. Class H	1,540,000	3,813
	PetroChina Co. Ltd.	4,076,000	2,789
	China Overseas Land & Investment Ltd.	794,480	2,439
	Agricultural Bank of China Ltd.	5,348,500	2,250
	China Pacific Insurance Group Co. Ltd.	543,200	1,958
	China Merchants Bank Co. Ltd.	782,272	1,902
	China Telecom Corp. Ltd.	3,346,034	1,725
	PICC Property & Casualty Co. Ltd.	978,887	1,580
	China Minsheng Banking Corp. Ltd.	1,367,760	1,556
	China Shenhua Energy Co. Ltd.	732,500	1,519
	CITIC Ltd.	1,031,000	1,479
	China Unicom Hong Kong Ltd.	1,213,574	1,425
	China Resources Land Ltd.	571,909	1,420
	Bank of Communications Co. Ltd.	1,671,058	1,270
	Haitong Securities Co. Ltd.	709,939	1,256
	Hengan International Group Co. Ltd.	156,730	1,245
	Sinopharm Group Co. Ltd.	221,200	1,074
	CITIC Securities Co. Ltd.	473,500	1,047
	Geely Automobile Holdings Ltd.	995,000	1,024
	China CITIC Bank Corp. Ltd.	1,536,010	991
	China Communications Construction Co. Ltd.	894,875	983
*,^	BYD Co. Ltd.	144,460	951
	Lenovo Group Ltd.	1,450,000	929
	CSPC Pharmaceutical Group Ltd.	862,000	893
	Guangdong Investment Ltd.	576,000	868
	CRRC Corp. Ltd.	879,800	797
	Country Garden Holdings Co. Ltd.	1,508,230	783
	Shenzhou International Group Holdings Ltd.	117,991	782
	Belle International Holdings Ltd.	1,286,000	777

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	China Cinda Asset Management Co. Ltd.	2,152,000	773
2	Huatai Securities Co. Ltd.	357,764	755
	New China Life Insurance Co. Ltd.	172,001	743
	ENN Energy Holdings Ltd.	157,518	741
*	China Resources Beer Holdings Co. Ltd.	338,681	720
2	China Galaxy Securities Co. Ltd.	751,500	713
	China Vanke Co. Ltd.	267,904	699
	China Resources Power Holdings Co. Ltd.	411,400	697
	Brilliance China Automotive Holdings Ltd.	584,000	695
	GF Securities Co. Ltd.	307,000	682
	Fosun International Ltd.	464,464	673
	Anhui Conch Cement Co. Ltd.	240,000	663
	China Merchants Port Holdings Co. Ltd.	256,000	662
	Great Wall Motor Co. Ltd.	671,058	655
	China Everbright International Ltd.	545,000	651
	Sunny Optical Technology Group Co. Ltd.	133,000	649
	China Railway Group Ltd.	829,000	639
	China Conch Venture Holdings Ltd.	338,498	632
	Beijing Enterprises Water Group Ltd.	868,000	628
	Dongfeng Motor Group Co. Ltd.	594,000	619
	Future Land Holdings Co. Ltd. Class A	365,318	602
	Sino Biopharmaceutical Ltd.	858,000	600
	Fullshare Holdings Ltd.	1,067,500	595
	Beijing Enterprises Holdings Ltd.	118,000	590
2	CGN Power Co. Ltd.	1,974,832	577
*	China Taiping Insurance Holdings Co. Ltd.	293,059	564
2	People's Insurance Co. Group of China Ltd.	1,384,000	550
	China Longyuan Power Group Corp. Ltd.	719,000	548
	Guangzhou Automobile Group Co. Ltd.	451,857	546
	China State Construction International Holdings Ltd.	372,000	543
	China Resources Gas Group Ltd.	168,000	527
	China Gas Holdings Ltd.	344,000	524
*,2	China Huarong Asset Management Co. Ltd.	1,349,000	516
	ANTA Sports Products Ltd.	178,000	513
	Zhuzhou CRRC Times Electric Co. Ltd.	104,709	506
*	Alibaba Pictures Group Ltd.	2,550,000	502
	China Railway Construction Corp. Ltd.	394,126	493
	Huaneng Power International Inc.	800,000	492
*	China Evergrande Group	732,000	482
	TravelSky Technology Ltd.	225,000	480
	China Medical System Holdings Ltd.	286,000	447
	Kunlun Energy Co. Ltd.	584,000	440
	Longfor Properties Co. Ltd.	320,000	425
	Kingboard Chemical Holdings Ltd.	141,500	418
	Far East Horizon Ltd.	452,000	412
	Haier Electronics Group Co. Ltd.	252,000	406
	Zijin Mining Group Co. Ltd.	1,245,301	396
	China Oilfield Services Ltd.	406,000	390
	Zhejiang Expressway Co. Ltd.	370,000	387
	GCL-Poly Energy Holdings Ltd.	2,872,800	387
	Sinopec Shanghai Petrochemical Co. Ltd.	740,000	377
	Shanghai Pharmaceuticals Holding Co. Ltd.	145,900	375
	COSCO SHIPPING Ports Ltd.	378,000	375
	Beijing Capital International Airport Co. Ltd.	354,000	370
	Kingsoft Corp. Ltd.	165,000	370
	Shenzhen International Holdings Ltd.	236,000	364
	Tsingtao Brewery Co. Ltd.	88,322	352
	AviChina Industry & Technology Co. Ltd.	508,000	345
	China National Building Material Co. Ltd.	752,000	343
	Shimao Property Holdings Ltd.	256,500	342
	China Everbright Ltd.	174,000	340
	Jiangsu Expressway Co. Ltd.	250,000	340
	Chongqing Rural Commercial Bank Co. Ltd.	566,000	339
	GOME Electrical Appliances Holding Ltd.	2,652,720	334

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	China Reinsurance Group Corp.	1,403,000	334
	China Everbright Bank Co. Ltd.	729,000	332
2	BAIC Motor Corp. Ltd.	316,400	332
	Yanzhou Coal Mining Co. Ltd.	446,000	330
*	China Coal Energy Co. Ltd.	581,000	329
*	Alibaba Health Information Technology Ltd.	622,000	325
	China Communications Services Corp. Ltd.	534,000	317
	China Jinmao Holdings Group Ltd.	1,140,000	314
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	200,586	312
	Luye Pharma Group Ltd.	458,000	308
^	China Huishan Dairy Holdings Co. Ltd.	822,401	305
*,^	Aluminum Corp. of China Ltd.	817,331	304
	Weichai Power Co. Ltd.	199,200	300
	Jiangxi Copper Co. Ltd.	247,000	292
	Huaneng Renewables Corp. Ltd.	858,000	287
	Chongqing Changan Automobile Co. Ltd. Class B	187,062	285
	Guangzhou R&F Properties Co. Ltd.	201,400	284
	Air China Ltd.	422,000	277
	China Power International Development Ltd.	761,000	277
	Shenzhen Investment Ltd.	627,953	274
2	Fuyao Glass Industry Group Co. Ltd.	94,000	273
*,2	China International Capital Corp. Ltd.	184,800	271
	Nine Dragons Paper Holdings Ltd.	329,000	267
*	Shanghai Electric Group Co. Ltd.	574,000	265
	Shandong Weigao Group Medical Polymer Co. Ltd.	400,000	260
	Skyworth Digital Holdings Ltd.	402,000	259
	Sunac China Holdings Ltd.	375,000	256
	Shanghai Industrial Holdings Ltd.	82,000	251
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	81,500	250
	Haitian International Holdings Ltd.	120,000	247
	Sino-Ocean Group Holding Ltd.	593,500	246
2	China Railway Signal & Communication Corp. Ltd.	301,500	244
	Tong Ren Tang Technologies Co. Ltd.	134,000	244
	Lee & Man Paper Manufacturing Ltd.	322,000	242
	Zhaojin Mining Industry Co. Ltd.	234,000	240
	SOHO China Ltd.	464,500	240
2	Legend Holdings Corp.	95,000	237
	Intime Retail Group Co. Ltd.	299,500	235
2	Sinopec Engineering Group Co. Ltd.	265,135	234
*,2	3SBio Inc.	228,000	228
	China High Speed Transmission Equipment Group Co. Ltd.	219,000	227
	China Traditional Chinese Medicine Holding Co. Ltd.	444,000	227
2	Dali Foods Group Co. Ltd.	425,000	221
	Sihuan Pharmaceutical Holdings Group Ltd.	910,000	218
^	China Hongqiao Group Ltd.	242,500	217
*,^	China Shanshui Cement Group Ltd.	267,000	217
2	Shengjing Bank Co. Ltd.	216,854	212
^	China Zhongwang Holdings Ltd.	442,800	204
*	Li Ning Co. Ltd.	268,749	192
	Kingboard Laminates Holdings Ltd.	213,000	191
	Phoenix Healthcare Group Co. Ltd.	120,090	191
*,2	Cogobuy Group	121,000	188
*	CAR Inc.	183,117	186
	Sinotrans Ltd.	382,000	180
*	Sinotrans Shipping Ltd.	1,084,000	176
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	174
	BBMG Corp.	471,000	172
*	China Agri-Industries Holdings Ltd.	431,800	169
2	Red Star Macalline Group Corp. Ltd.	156,796	169
	China Resources Cement Holdings Ltd.	412,000	166
	China Southern Airlines Co. Ltd.	296,000	166
*	Maanshan Iron & Steel Co. Ltd.	720,000	164
	ZTE Corp.	117,614	162
	CIFI Holdings Group Co. Ltd.	548,000	161

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
2	Fu Shou Yuan International Group Ltd.	272,000	159
	Inner Mongolia Yitai Coal Co. Ltd. Class B	161,304	159
	Metallurgical Corp. of China Ltd.	489,000	159
	Agile Group Holdings Ltd.	285,500	158
	Yuexiu Property Co. Ltd.	1,063,207	156
	China Molybdenum Co. Ltd.	681,000	151
	Huishang Bank Corp. Ltd.	312,452	150
	China International Marine Containers Group Co. Ltd.	125,500	149
*,^	China COSCO Holdings Co. Ltd.	420,500	145
*	Carnival Group International Holdings Ltd.	1,209,992	144
	COSCO International Holdings Ltd.	308,000	143
	Lao Feng Xiang Co. Ltd. Class B	41,600	142
	China Shipping Development Co. Ltd.	256,000	141
	KWG Property Holding Ltd.	244,000	141
	NetDragon Websoft Holdings Ltd.	43,500	140
	Wuxi Little Swan Co. Ltd. Class B	40,175	139
	China Dongxiang Group Co. Ltd.	701,000	136
	Golden Eagle Retail Group Ltd.	97,000	135
*	Kingdee International Software Group Co. Ltd.	332,000	134
	Zhongsheng Group Holdings Ltd.	134,000	134
	Guangshen Railway Co. Ltd.	242,000	134
	Hopson Development Holdings Ltd.	144,000	130
	China National Accord Medicines Corp. Ltd. Class B	20,760	130
	Datang International Power Generation Co. Ltd.	478,000	129
*	Greentown China Holdings Ltd.	157,879	129
*	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	128
	China Lesso Group Holdings Ltd.	175,000	128
^	Digital China Holdings Ltd.	152,000	127
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	126
	Huadian Fuxin Energy Corp. Ltd.	538,000	125
*,^	China Shipping Container Lines Co. Ltd.	590,000	124
	Logan Property Holdings Co. Ltd.	306,000	123
*	Chinasoft International Ltd.	260,000	122
	Powerlong Real Estate Holdings Ltd.	356,000	121
^	CT Environmental Group Ltd.	424,000	119
	China Eastern Airlines Corp. Ltd.	264,000	119
	Shenzhen Expressway Co. Ltd.	118,000	118
^	Xinjiang Goldwind Science & Technology Co. Ltd.	85,000	117
	Peak Sport Products Co. Ltd.	343,000	114
	Huadian Power International Corp. Ltd.	266,000	114
*	Poly Property Group Co. Ltd.	360,000	114
	Shandong Airlines Co. Ltd. Class B	49,300	113
	Tibet Water Resources Ltd.	300,000	112
	Greatview Aseptic Packaging Co. Ltd.	219,000	111
*	Angang Steel Co. Ltd.	216,000	111
	Shandong Chenming Paper Holdings Ltd.	127,500	110
^	Sinosoft Technology Group Ltd.	252,000	110
	CSG Holding Co. Ltd. Class B	129,105	108
	Guangdong Electric Power Development Co. Ltd. Class B	239,742	107
	Shanghai Jinjiang International Travel Co. Ltd. Class B	28,772	106
^	China South City Holdings Ltd.	480,000	106
*	Enerchina Holdings Ltd.	1,503,000	104
	Central China Securities Co. Ltd.	201,988	104
*	Hybrid Kinetic Group Ltd.	3,574,000	103
*	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	103
*,2	Qingdao Port International Co. Ltd.	169,000	103
*,2	Haichang Ocean Park Holdings Ltd.	484,000	103
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	102
	BYD Electronic International Co. Ltd.	129,500	102
^	China Maple Leaf Educational Systems Ltd.	144,000	101
*,^	Leyou Technologies Holdings Ltd.	560,000	101
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	101
	China National Materials Co. Ltd.	446,000	100
	China Water Affairs Group Ltd.	138,000	100

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Bank of Chongqing Co. Ltd.	122,000	98
	Dazhong Transportation Group Co. Ltd. Class B	137,250	96
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	96
	Tianneng Power International Ltd.	106,000	96
*	Coolpad Group Ltd.	547,400	95
	Sinopec Kantons Holdings Ltd.	202,000	95
*	Xinjiang Xinxin Mining Industry Co. Ltd.	862,000	94
	Anhui Expressway Co. Ltd.	116,000	93
	Anhui Gujing Distillery Co. Ltd. Class B	23,900	93
	Yuzhou Properties Co. Ltd.	250,000	93
*	China Water Industry Group Ltd.	544,000	93
*	North Mining Shares Co. Ltd.	5,110,000	92
2	Hua Hong Semiconductor Ltd.	78,000	92
*	Lifetech Scientific Corp.	379,998	90
	Livzon Pharmaceutical Group Inc.	14,690	86
	INESA Intelligent Tech Inc. Class B	103,700	83
	Weifu High-Technology Group Co. Ltd. Class B	34,600	82
	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	81
	C C Land Holdings Ltd.	302,000	80
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	80
	BOE Technology Group Co. Ltd. Class B	288,800	79
	Yuexiu Transport Infrastructure Ltd.	114,000	78
	China Electronics Corp. Holdings Co. Ltd.	322,000	77
	Chaowei Power Holdings Ltd.	86,000	77
*,2	Ozner Water International Holding Ltd.	366,000	77
	Vinda International Holdings Ltd.	38,599	76
	Xtep International Holdings Ltd.	173,000	76
	PAX Global Technology Ltd.	118,000	74
2	Cosmo Lady China Holdings Co. Ltd.	179,998	73
	Poly Culture Group Corp. Ltd.	27,200	73
	Sinotruk Hong Kong Ltd.	130,500	72
*	China Chengtong Development Group Ltd.	816,000	71
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	71
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	30,000	71
*	Chiho-Tiande Group Ltd.	92,000	71
*,2	Tian Ge Interactive Holdings Ltd.	105,000	71
*	Greenland Hong Kong Holdings Ltd.	275,000	70
^	China All Access Holdings Ltd.	220,000	70
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	67,770	70
	Dah Chong Hong Holdings Ltd.	166,000	69
	Shanghai Baosight Software Co. Ltd. Class B	40,000	69
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	69
	China Foods Ltd.	156,000	69
	Tianjin Port Development Holdings Ltd.	450,000	69
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	62,788	69
	Guorui Properties Ltd.	205,000	68
	China SCE Property Holdings Ltd.	222,000	68
*,^	China Modern Dairy Holdings Ltd.	310,000	67
	Shanghai Huayi Group Corp. Ltd. Class B	63,200	67
	Sichuan Expressway Co. Ltd.	166,000	67
	Optics Valley Union Holding Co. Ltd.	624,000	67
*	Huadian Energy Co. Ltd. Class B	131,400	66
*	Sinopec Oilfield Service Corp.	316,000	65
*	Shanghai Zhongyida Co. Ltd. Class B	118,300	65
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	65
	Wasion Group Holdings Ltd.	108,000	63
	Shanghai Industrial Urban Development Group Ltd.	246,000	62
*,^	Munsun Capital Group Ltd.	1,926,000	62
	China BlueChemical Ltd.	318,000	61
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	61
*	China Overseas Grand Oceans Group Ltd.	165,000	61
	Dawnrays Pharmaceutical Holdings Ltd.	100,000	60
	Weiqiao Textile Co.	88,000	59
	Bosideng International Holdings Ltd.	650,000	59

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Fiyta Holdings Ltd. Class B	57,840	59
	Dalian Port PDA Co. Ltd.	326,600	58
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	58
	Beijing Capital Land Ltd.	152,000	58
*,2	Tianhe Chemicals Group Ltd.	383,088	58
	Dongjiang Environmental Co. Ltd.	37,500	57
*	O-Net Technologies Group Ltd.	104,000	57
	SSY Group Ltd.	164,336	55
*	Skyway Securities Group Ltd.	2,520,000	55
	361 Degrees International Ltd.	146,000	55
	China ZhengTong Auto Services Holdings Ltd.	171,000	55
	China Overseas Property Holdings Ltd.	267,493	54
	Texhong Textile Group Ltd.	38,500	54
*	West China Cement Ltd.	530,000	54
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	54
	Hua Han Health Industry Holdings Ltd.	778,708	53
	Fufeng Group Ltd.	125,000	53
*,^	Biostime International Holdings Ltd.	21,000	52
*	PW Medtech Group Ltd.	159,000	50
	Fantasia Holdings Group Co. Ltd.	375,000	49
*	Hanergy Thin Film Power Group Ltd.	1,810,000	48
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	48
*	Kama Co. Ltd. Class B	46,500	47
	Zhonglu Co. Ltd. Class B	26,400	47
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	47
	Huangshan Tourism Development Co. Ltd. Class B	34,350	47
	Harbin Electric Co. Ltd.	96,000	47
	China Fangda Group Co. Ltd. Class B	49,800	46
	Lonking Holdings Ltd.	279,000	46
	Luthai Textile Co. Ltd. Class B	35,800	45
*	Sinolink Worldwide Holdings Ltd.	386,000	45
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	45
*	Shang Gong Group Co. Ltd. Class B	42,600	44
	Xiamen International Port Co. Ltd.	204,000	44
*	China Oil & Gas Group Ltd.	572,000	43
	Qingling Motors Co. Ltd.	140,000	43
	Tianjin Development Holdings Ltd.	90,000	43
	Xingda International Holdings Ltd.	103,000	43
*	Glorious Property Holdings Ltd.	355,000	43
	Shanghai Haixin Group Co. Class B	48,700	42
	China Lilang Ltd.	73,000	41
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	41
	Hubei Sanonda Co. Ltd. Class B	38,600	41
	Phoenix Satellite Television Holdings Ltd.	200,000	40
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	40
	Colour Life Services Group Co. Ltd.	55,000	40
	Beijing North Star Co. Ltd.	118,000	40
*	AVIC International Holding HK Ltd.	604,000	39
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	38
*	MIE Holdings Corp.	384,000	38
	Shanghai Highly Group Co. Ltd. Class B	47,700	38
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	38
	China Power New Energy Development Co. Ltd.	62,000	38
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	40,300	37
*	Shanghai Potevio Co. Ltd. Class B	25,700	37
*,^	National Agricultural Holdings Ltd.	246,000	36
*	CITIC Resources Holdings Ltd.	278,000	35
	Dongfang Electric Corp. Ltd.	44,800	35
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	34
	China Shineway Pharmaceutical Group Ltd.	33,000	34
	Comba Telecom Systems Holdings Ltd.	190,039	34
*	Hi Sun Technology China Ltd.	213,000	33
	Eastern Communications Co. Ltd. Class B	45,100	33
	Tiangong International Co. Ltd.	258,000	33

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Shougang Concord International Enterprises Co. Ltd.	994,000	32
*	China Fiber Optic Network System Group Ltd.	348,000	31
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	14,700	31
*	China Soft Power Technology Holdings Ltd.	1,302,000	31
	Welling Holding Ltd.	156,000	31
*	China Yurun Food Group Ltd.	195,000	31
*	Hengdeli Holdings Ltd.	284,000	31
*	China Rare Earth Holdings Ltd.	421,113	30
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	30
	Jinzhou Port Co. Ltd. Class B	56,400	30
*	TCL Multimedia Technology Holdings Ltd.	58,000	29
^	CIMC Enric Holdings Ltd.	70,000	29
	CPMC Holdings Ltd.	55,000	29
*	China Huiyuan Juice Group Ltd.	77,500	29
*	Baoxin Auto Group Ltd.	86,143	28
	China Suntien Green Energy Corp. Ltd.	209,000	28
	Ajisen China Holdings Ltd.	61,000	27
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	27
^	China Singyes Solar Technologies Holdings Ltd.	56,400	27
*	Landing International Development Ltd.	1,115,000	27
	Concord New Energy Group Ltd.	520,000	26
	Huaxin Cement Co. Ltd. Class B	36,200	26
*	EverChina International Holdings Co. Ltd.	475,000	25
	China Merchants Land Ltd.	168,000	24
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
*	Tech Pro Technology Development Ltd.	833,600	23
^	Sinofert Holdings Ltd.	174,000	23
	NVC Lighting Holding Ltd.	156,000	21
^	Hilong Holding Ltd.	87,000	21
*,^	Wisdom Sports Group	64,000	21
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	21
*	Shanghai Bailian Group Co. Ltd. Class B	15,500	20
^	Boer Power Holdings Ltd.	51,000	20
	First Tractor Co. Ltd.	36,000	20
	Yashili International Holdings Ltd.	94,000	19
*	V1 Group Ltd.	370,000	18
*	Universal Health International Group Holding Ltd.	383,000	17
	Hydoo International Holding Ltd.	172,000	17
*	Anxin-China Holdings Ltd.	312,000	15
*	China Dynamics Holdings Ltd.	420,000	15
	Jiangling Motors Corp. Ltd. Class B	6,100	15
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	15
*	SRE Group Ltd.	490,000	14
	Shenguan Holdings Group Ltd.	176,000	14
2	Kangda International Environmental Co. Ltd.	59,998	14
*	Dongyue Group Ltd.	71,000	13
	Real Nutriceutical Group Ltd.	143,000	12
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	33,285	11
*	Daphne International Holdings Ltd.	78,000	10
*	China Public Procurement Ltd.	904,000	8
*	China Lumena New Materials Corp.	476,000	8
*	Mingfa Group International Co. Ltd.	30,971	8
			192,759
Colombia (0.1%)
	Bancolombia SA ADR	20,346	779
	Grupo de Inversiones Suramericana SA	40,212	519
	Grupo Argos SA	66,286	430
	Grupo de Inversiones Suramericana SA Preference Shares	26,676	337
	Grupo Aval Acciones y Valores Preference Shares	792,630	327
	Cementos Argos SA	74,738	296
*	Ecopetrol SA ADR	31,110	270
	Interconexion Electrica SA ESP	73,305	243
	Banco Davivienda SA Preference Shares	23,252	237
	Almacenes Exito SA	44,355	221

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Ecopetrol SA	423,943	185
	Cementos Argos SA Preference Shares	48,144	175
	Bancolombia SA Preference Shares	14,574	138
*	Cemex Latam Holdings SA	32,512	121
	Avianca Holdings SA Preference Shares	47,127	38
			4,316
Czech Republic (0.0%)
	CEZ AS	32,776	618
	Komercni banka as	16,469	603
*,2	Moneta Money Bank AS	78,656	275
	Philip Morris CR AS	205	101
	O2 Czech Republic AS	10,040	92
	Pegas Nonwovens SA	1,190	38
			1,727
Denmark (0.6%)
	Novo Nordisk A/S Class B	382,808	13,638
	Danske Bank A/S	154,982	4,781
	Vestas Wind Systems A/S	45,428	3,639
	Pandora A/S	22,974	2,988
	Carlsberg A/S Class B	22,877	2,061
	AP Moller - Maersk A/S Class A	1,368	2,000
	DSV A/S	39,335	1,905
*	Genmab A/S	11,525	1,898
	Novozymes A/S	43,876	1,628
	ISS A/S	37,852	1,486
	Coloplast A/S Class B	20,844	1,452
	AP Moller - Maersk A/S Class B	863	1,324
	Chr Hansen Holding A/S	18,574	1,112
*	TDC A/S	166,630	919
	Jyske Bank A/S	14,756	669
*,2	DONG Energy A/S	15,995	634
	GN Store Nord A/S	31,155	631
	Sydbank A/S	14,431	451
	Tryg A/S	23,074	450
	William Demant Holding A/S	23,763	442
	Royal Unibrew A/S	8,803	412
*	H Lundbeck A/S	12,426	400
*	Topdanmark A/S	14,455	389
	SimCorp A/S	6,823	377
^	FLSmidth & Co. A/S	9,869	358
	Dfds A/S	7,170	346
	NKT Holding A/S	4,924	331
	Ambu A/S Class B	4,929	255
*	Bavarian Nordic A/S	6,766	229
	Rockwool International A/S Class B	1,356	227
	Spar Nord Bank A/S	21,626	217
2	Scandinavian Tobacco Group A/S	11,655	202
	Matas A/S	7,874	153
	Schouw & Co. AB	2,252	143
	ALK-Abello A/S	1,004	136
	Alm Brand A/S	11,849	89
	Solar A/S Class B	1,427	78
*	Bang & Olufsen A/S	4,004	44
*	OW Bunker A/S	3,210	—
			48,494
Egypt (0.0%)
	Commercial International Bank Egypt SAE	217,787	1,267
*	Global Telecom Holding SAE GDR	125,930	258
	ElSewedy Electric Co.	29,618	209
*	Egyptian Financial Group-Hermes Holding Co.	113,387	200
	Sidi Kerir Petrochemicals Co.	79,618	124
	Talaat Moustafa Group	193,125	123
*	Medinet Nasr Housing	55,348	87

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Orascom Construction Ltd.	10,791	57
Telecom Egypt Co.	55,015	54
* Pioneers Holding for Financial Investments SAE	51,300	49
* Orascom Telecom Media And Technology Holding SAE GDR	126,005	48
* Orascom Construction Ltd.	3,826	39
* Maridive & Oil Services SAE	165,936	37
* Six of October Development & Investment	24,349	36
* South Valley Cement	74,684	32
Oriental Weavers	24,535	25
* Citadel Capital SAE	263,431	21
Heliopolis Housing	3,075	20
* Ezz Steel	24,554	19
Palm Hills Developments SAE	71,385	18
		2,723
Finland (0.4%)
Nokia Oyj	1,193,815	5,330
Sampo Oyj Class A	98,006	4,490
Kone Oyj Class B	78,498	3,612
UPM-Kymmene Oyj	111,688	2,598
Fortum Oyj	92,493	1,542
Wartsila OYJ Abp	32,964	1,424
Neste Oyj	27,238	1,175
Stora Enso Oyj	120,404	1,138
Elisa Oyj	32,920	1,109
Nokian Renkaat Oyj	27,375	918
Orion Oyj Class B	20,669	880
Huhtamaki Oyj	21,732	877
Metso Oyj	29,380	770
Kesko Oyj Class B	14,093	700
Amer Sports Oyj	24,749	673
Konecranes Oyj	12,412	423
Tieto Oyj	15,241	418
Valmet Oyj	28,128	418
Cargotec Oyj Class B	9,102	373
* Outokumpu Oyj	47,770	333
Metsa Board Oyj	53,803	309
YIT Oyj	31,462	262
Sponda Oyj	44,471	211
Uponor Oyj	11,586	197
Caverion Corp.	25,972	187
Kemira Oyj	15,511	185
Citycon Oyj	77,979	183
* Outotec Oyj	39,740	173
Cramo Oyj	6,013	158
Sanoma Oyj	15,917	149
Oriola-KD Oyj	29,369	138
Raisio Oyj	30,159	126
Ramirent Oyj	11,293	83
* Finnair Oyj	12,392	55
F-Secure Oyj	12,677	45
* Stockmann OYJ Abp Class B	3,597	27
		31,689
France (2.9%)
TOTAL SA	441,892	21,169
Sanofi	232,532	18,095
BNP Paribas SA	204,558	11,861
LVMH Moet Hennessy Louis Vuitton SE	52,193	9,502
AXA SA	403,486	9,104
Danone SA	118,274	8,203
Schneider Electric SE	113,473	7,631
Vinci SA	97,001	7,025
L'Oreal SA	38,705	6,934
Air Liquide SA	68,035	6,913
Airbus Group SE	114,303	6,787

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Orange SA	399,136	6,280
Societe Generale SA	153,440	5,985
Pernod Ricard SA	44,344	5,274
Essilor International SA	42,380	4,762
Vivendi SA	231,363	4,683
Cie de Saint-Gobain	99,383	4,413
Engie SA	300,806	4,338
Cie Generale des Etablissements Michelin	37,680	4,081
Safran SA	59,061	4,064
Kering	15,624	3,467
Renault SA	36,576	3,181
Legrand SA	55,714	3,148
Carrefour SA	118,782	3,113
Publicis Groupe SA	43,438	2,980
* Valeo SA	50,152	2,894
Capgemini SA	33,054	2,737
Credit Agricole SA	211,681	2,284
Veolia Environnement SA	99,821	2,181
L'Oreal SA Loyalty Line	12,108	2,169
Sodexo SA	18,600	2,160
Christian Dior SE	11,078	2,137
Thales SA	22,090	2,078
Hermes International	4,975	2,015
Atos SE	19,228	1,995
Dassault Systemes	24,898	1,971
Klepierre	43,287	1,769
SES SA Class A	72,395	1,666
Technip SA	24,791	1,645
Arkema SA	15,604	1,480
Accor SA	37,404	1,419
Air Liquide SA (Prime de fidelite)	13,881	1,410
Bouygues SA	40,592	1,323
STMicroelectronics NV	131,689	1,250
Teleperformance	11,761	1,243
* Peugeot SA	82,346	1,233
Gecina SA	8,210	1,197
Eiffage SA	15,454	1,144
SCOR SE	34,558	1,119
Suez	68,037	1,078
Bureau Veritas SA	54,156	1,023
Iliad SA	4,876	1,022
Edenred	43,645	1,010
Natixis SA	198,177	1,003
Zodiac Aerospace	41,204	1,001
Groupe Eurotunnel SE	99,415	930
* Alstom SA	33,498	900
Ingenico Group SA	11,353	898
Rexel SA	63,700	883
Eurofins Scientific SE	1,894	861
Societe BIC SA	5,859	812
Wendel SA	6,723	773
Orpea	9,148	761
Eutelsat Communications SA	36,234	759
SEB SA	5,063	745
Rubis SCA	7,784	710
Bollore SA	206,723	681
Aeroports de Paris	6,518	658
Fonciere Des Regions	7,305	638
Casino Guichard Perrachon SA	12,220	608
2 Elior Group	26,989	606
^ Electricite de France SA	53,156	596
Lagardere SCA	23,330	594
2 Euronext NV	14,797	593
CNP Assurances	34,175	592

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Faurecia	15,011	553
	Eurazeo SA	9,561	551
	SFR Group SA	19,900	536
	Imerys SA	7,698	536
	Ipsen SA	7,642	528
	ICADE	7,250	521
*	Ubisoft Entertainment SA	15,177	516
2	Amundi SA	9,457	464
	JCDecaux SA	15,073	461
	Technicolor SA	78,508	459
*	Nexans SA	7,979	454
	Nexity SA	8,554	429
	Remy Cointreau SA	5,230	424
	BioMerieux	2,904	423
	Altran Technologies SA	26,760	382
	Plastic Omnium SA	11,348	370
*	Sartorius Stedim Biotech	5,406	365
	Alten SA	4,726	338
*	Vallourec SA	60,028	295
*	DBV Technologies SA	4,224	291
	Sopra Steria Group	2,748	280
	Credit Agricole SA Loyalty Line	25,664	277
	Euler Hermes Group	3,160	274
	Korian SA	8,909	273
	Havas SA	33,362	272
	Elis SA	16,345	272
	IPSOS	7,959	260
	SPIE SA	12,811	242
	Mercialys SA	11,167	231
*,2	Worldline SA	8,201	225
^	Television Francaise 1	23,400	216
	Metropole Television SA	12,110	211
	Vicat SA	3,033	191
*,^	Air France-KLM	30,729	187
*	Groupe Fnac SA	2,622	179
	Tarkett SA	5,002	178
	Neopost SA	5,799	176
	Faiveley Transport SA	1,533	167
*	Virbac SA	1,008	160
^	CGG SA	5,291	140
*,^	Etablissements Maurel et Prom	31,465	139
	Trigano SA	1,902	135
*,2	Europcar Groupe SA	13,941	130
	Coface SA	16,874	109
	Albioma SA	5,973	99
	SEB SA Loyalty Line	643	95
	Bonduelle SCA	3,988	94
	Gaztransport Et Technigaz SA	2,718	92
*,^	Genfit	4,892	92
	Boiron SA	1,048	89
	Beneteau SA	6,653	77
	Electricite de France SA Loyalty Line	6,661	75
	FFP	992	73
	Guerbet	1,179	70
*	Fonciere de Paris SIIC	470	68
	Derichebourg SA	18,005	56
	Vilmorin & Cie SA	815	49
	Interparfums SA	1,661	48
	Assystem	1,557	47
*	Eramet	929	44
^	Rallye SA	2,306	42
	Haulotte Group SA	2,872	40
^	Bourbon Corp.	2,900	38
	GL Events	1,837	33

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Jacquet Metal Service	1,267	21
*,^	Parrot SA	2,373	21
*	Euro Disney SCA	15,974	20
	Mersen	914	18
			251,468
Germany (2.8%)
	Siemens AG	158,722	18,034
	Bayer AG	171,903	17,068
	BASF SE	191,474	16,903
	SAP SE	187,119	16,485
	Allianz SE	94,255	14,714
	Daimler AG	197,927	14,121
	Deutsche Telekom AG	682,334	11,133
	adidas AG	41,663	6,845
	Linde AG	38,660	6,385
	Deutsche Post AG	198,030	6,141
	Bayerische Motoren Werke AG	67,105	5,855
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,877	5,801
	Fresenius SE & Co. KGaA	76,788	5,674
	Volkswagen AG Preference Shares	40,497	5,584
	Continental AG	22,580	4,337
	Henkel AG & Co. KGaA Preference Shares	33,642	4,324
	Infineon Technologies AG	232,572	4,183
*	Deutsche Bank AG	287,618	4,159
	Fresenius Medical Care AG & Co. KGaA	42,842	3,490
	Vonovia SE	97,011	3,420
	Henkel AG & Co. KGaA	28,013	3,087
*	Deutsche Boerse AG	38,644	3,018
	HeidelbergCement AG	30,864	2,920
	E.ON SE	389,028	2,851
	Merck KGaA	26,760	2,754
	Deutsche Wohnen AG	69,500	2,271
	thyssenkrupp AG	91,059	2,113
	Beiersdorf AG	22,852	2,015
	ProSiebenSat.1 Media SE	44,389	1,913
	Porsche Automobil Holding SE Preference Shares	33,143	1,791
	Brenntag AG	33,242	1,777
	Symrise AG	25,761	1,769
*	RWE AG	98,774	1,571
	Commerzbank AG	218,274	1,487
	GEA Group AG	37,487	1,452
	Hannover Rueck SE	12,666	1,413
	LANXESS AG	19,312	1,238
	Wirecard AG	24,882	1,181
*	QIAGEN NV	47,963	1,173
	LEG Immobilien AG	13,141	1,108
	MTU Aero Engines AG	10,478	1,094
	United Internet AG	26,070	1,072
*,2	Innogy SE	26,775	1,063
	METRO AG	34,617	1,037
	Evonik Industries AG	32,344	1,013
	OSRAM Licht AG	17,494	994
	MAN SE	9,323	954
	Bayerische Motoren Werke AG Preference Shares	12,517	950
*,2	Zalando SE	21,460	944
	K&S AG	41,651	843
	KION Group AG	13,785	833
	HUGO BOSS AG	12,984	816
*,2	Covestro AG	13,167	780
	Freenet AG	23,737	681
*	KUKA AG	5,810	659
	STADA Arzneimittel AG	13,118	658
	Rheinmetall AG	8,983	624
	FUCHS PETROLUB SE	15,731	622

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	RTL Group SA	7,886	618
	HOCHTIEF AG	4,523	618
	Volkswagen AG	4,066	608
	Deutsche Lufthansa AG	47,003	602
*	Dialog Semiconductor plc	15,147	596
*	Uniper SE	42,249	562
	Telefonica Deutschland Holding AG	144,482	560
	Fraport AG Frankfurt Airport Services Worldwide	9,119	541
	Sartorius AG Preference Shares	6,872	541
	Aurubis AG	9,477	494
	Gerresheimer AG	6,360	480
	Aareal Bank AG	12,683	459
	Axel Springer SE	8,874	445
	Rational AG	854	444
	Fielmann AG	5,877	408
	Suedzucker AG	15,792	405
^	Drillisch AG	8,836	404
	TAG Immobilien AG	29,004	387
	Software AG	10,632	386
	Hella KGaA Hueck & Co.	10,050	384
	Norma Group SE	8,214	378
	Deutsche EuroShop AG	8,453	365
*	Nordex SE	12,822	338
	Jungheinrich AG Preference Shares	9,912	313
	alstria office REIT-AG	24,223	312
	Salzgitter AG	9,449	311
	TUI AG-DI	23,341	297
	Krones AG	2,900	296
*	Schaeffler AG Preference Shares	18,887	286
	Bechtle AG	2,720	286
	GRENKE AG	1,580	275
	Indus Holding AG	4,580	270
	Wacker Chemie AG	2,942	262
	Leoni AG	6,888	261
	TLG Immobilien AG	12,090	253
	CompuGroup Medical SE	5,668	251
*	MorphoSys AG	5,573	248
	Nemetschek SE	3,904	244
*	Kloeckner & Co. SE	19,462	243
*,^	Bilfinger SE	6,899	243
	DMG Mori AG	5,149	236
	Duerr AG	3,125	233
	Sixt SE	3,725	226
	CTS Eventim AG & Co. KGaA	6,198	222
^	Stroeer SE & Co. KGaA	4,843	222
	Talanx AG	6,791	211
2	Deutsche Pfandbriefbank AG	20,422	210
	RHOEN-KLINIKUM AG	7,525	209
2	ADO Properties SA	5,463	200
	KWS Saat SE	581	190
*	PATRIZIA Immobilien AG	9,065	188
	Pfeiffer Vacuum Technology AG	2,059	187
	Puma SE	708	176
*	zooplus AG	1,212	173
	Takkt AG	7,223	171
	BRAAS Monier Building Group SA	5,799	167
	Jenoptik AG	9,224	159
*,^	SGL Carbon SE	12,610	157
*,2	Tele Columbus AG	19,783	156
	XING AG	672	137
*,^	Heidelberger Druckmaschinen AG	48,886	130
*	Vossloh AG	2,023	123
	Bertrandt AG	1,140	121
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	114

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,2	Hapag-Lloyd AG	5,172	103
	ElringKlinger AG	6,460	100
	Deutsche Beteiligungs AG	2,883	97
	RWE AG Preference Shares	8,374	97
	Fuchs Petrolub SE Preference Shares	1,999	89
^	BayWa AG	2,533	85
	Carl Zeiss Meditec AG	2,316	83
	Sixt SE Preference Shares	1,806	81
*	Wincor Nixdorf AG	1,064	77
	comdirect bank AG	7,126	72
	Wacker Neuson SE	5,133	71
*	Wuestenrot & Wuerttembergische AG	3,550	71
	Hornbach Baumarkt AG	2,055	65
*	AIXTRON SE	12,390	61
	Deutz AG	11,888	59
*	H&R GmbH & Co. KGaA	3,114	58
	Biotest AG Preference Shares	3,969	55
	Gerry Weber International AG	4,199	52
	DIC Asset AG	5,437	52
^	SMA Solar Technology AG	1,946	50
	Hamburger Hafen und Logistik AG	2,013	32
	Deutsche Boerse AG	170	13
			250,710
Greece (0.0%)
	Alpha Bank AE	289,409	495
	OPAP SA	44,400	379
	JUMBO SA	19,978	284
	Hellenic Telecommunications Organization SA	26,010	238
	National Bank of Greece SA	1,104,110	226
	Titan Cement Co. SA	9,212	214
	Eurobank Ergasias SA	350,334	207
	Hellenic Telecommunications Organization SA ADR	45,296	206
	Motor Oil Hellas Corinth Refineries SA	14,637	175
	Piraeus Bank SA	1,037,374	171
*	FF Group	6,714	161
	Metka Industrial - Construction SA	15,919	134
*	Mytilineos Holdings SA	20,599	117
	Athens Water Supply & Sewage Co. SA	16,211	96
	Hellenic Exchanges SA	17,966	89
	Grivalia Properties REIC AE	7,948	61
	Aegean Airlines SA	7,411	48
*	Public Power Corp. SA	13,196	43
*	Hellenic Petroleum SA	7,187	33
*	Ellaktor SA	8,992	12
			3,389
Hong Kong (1.3%)
	AIA Group Ltd.	2,451,782	15,424
	CK Hutchison Holdings Ltd.	590,927	7,297
	Hong Kong Exchanges & Clearing Ltd.	253,483	6,701
	Sun Hung Kai Properties Ltd.	295,463	4,400
	Cheung Kong Property Holdings Ltd.	590,927	4,369
	Link REIT	470,860	3,350
	CLP Holdings Ltd.	321,645	3,269
	Hong Kong & China Gas Co. Ltd.	1,560,878	3,049
	Hang Seng Bank Ltd.	160,272	2,890
	BOC Hong Kong Holdings Ltd.	749,000	2,670
	Jardine Matheson Holdings Ltd.	43,025	2,621
	Power Assets Holdings Ltd.	278,500	2,614
	Sands China Ltd.	502,800	2,182
	Wharf Holdings Ltd.	256,600	1,924
	Galaxy Entertainment Group Ltd.	452,000	1,851
	Jardine Strategic Holdings Ltd.	48,295	1,695
	Hongkong Land Holdings Ltd.	251,100	1,681
	MTR Corp. Ltd.	288,500	1,597

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
AAC Technologies Holdings Inc.	149,000	1,420
New World Development Co. Ltd.	1,122,224	1,395
Henderson Land Development Co. Ltd.	231,809	1,371
2 WH Group Ltd.	1,551,701	1,257
Swire Pacific Ltd. Class A	111,142	1,155
Cheung Kong Infrastructure Holdings Ltd.	135,000	1,105
Sino Land Co. Ltd.	648,280	1,101
China Mengniu Dairy Co. Ltd.	580,000	1,096
Wheelock & Co. Ltd.	167,000	1,028
Techtronic Industries Co. Ltd.	266,500	1,001
^ Bank of East Asia Ltd.	243,072	977
Hang Lung Properties Ltd.	421,000	926
Samsonite International SA	272,396	856
Want Want China Holdings Ltd.	1,221,467	744
Hang Lung Group Ltd.	193,000	738
Swire Properties Ltd.	246,246	707
* Semiconductor Manufacturing International Corp.	5,646,000	684
Li & Fung Ltd.	1,256,000	617
Hysan Development Co. Ltd.	129,000	595
Yue Yuen Industrial Holdings Ltd.	150,500	573
PCCW Ltd.	872,000	519
NWS Holdings Ltd.	292,500	518
ASM Pacific Technology Ltd.	52,700	508
Wynn Macau Ltd.	321,200	492
First Pacific Co. Ltd.	575,200	436
Kerry Properties Ltd.	137,500	435
VTech Holdings Ltd.	34,400	422
Hopewell Holdings Ltd.	117,500	411
Minth Group Ltd.	112,000	396
Shangri-La Asia Ltd.	347,519	382
^ PRADA SPA	104,000	364
Tingyi Cayman Islands Holding Corp.	336,000	362
Xinyi Glass Holdings Ltd.	406,000	349
Fortune REIT	282,923	343
Sun Art Retail Group Ltd.	485,079	342
Vitasoy International Holdings Ltd.	162,000	338
* Esprit Holdings Ltd.	390,146	322
Kingston Financial Group Ltd.	760,000	315
Haitong International Securities Group Ltd.	464,038	297
Champion REIT	482,000	274
Great Eagle Holdings Ltd.	61,000	271
Cathay Pacific Airways Ltd.	201,000	265
SJM Holdings Ltd.	379,000	262
Cafe de Coral Holdings Ltd.	74,000	261
MGM China Holdings Ltd.	154,000	254
* China Minsheng Financial Holding Corp. Ltd.	2,560,000	254
Melco International Development Ltd.	179,000	233
^ Xinyi Solar Holdings Ltd.	622,000	230
HKBN Ltd.	193,689	228
Dah Sing Financial Holdings Ltd.	32,544	221
* Freeman FinTech Corp. Ltd.	3,160,000	216
Television Broadcasts Ltd.	59,100	214
NagaCorp Ltd.	342,000	211
Man Wah Holdings Ltd.	313,200	208
* China Baoli Technologies Holdings Ltd.	6,450,000	201
Tongda Group Holdings Ltd.	760,000	201
Nexteer Automotive Group Ltd.	148,000	195
L'Occitane International SA	93,500	193
^ China Goldjoy Group Ltd.	1,988,000	192
^ Towngas China Co. Ltd.	332,000	187
Giordano International Ltd.	354,000	187
Uni-President China Holdings Ltd.	272,800	184
Value Partners Group Ltd.	190,000	181
* HengTen Networks Group Ltd.	2,664,000	178

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Johnson Electric Holdings Ltd.	73,750	178
	Luk Fook Holdings International Ltd.	59,000	173
	BEP International Holdings Ltd.	2,630,000	173
	CP Pokphand Co. Ltd.	1,350,000	172
	Shui On Land Ltd.	690,000	171
	Kerry Logistics Network Ltd.	128,000	170
	IGG Inc.	232,000	169
	Shougang Fushan Resources Group Ltd.	760,000	164
	Kowloon Development Co. Ltd.	163,000	163
^	Brightoil Petroleum Holdings Ltd.	566,000	163
	Shun Tak Holdings Ltd.	472,000	159
	Guotai Junan International Holdings Ltd.	399,000	152
	Orient Overseas International Ltd.	40,500	151
*	Huabao International Holdings Ltd.	399,000	149
	China Travel International Investment Hong Kong Ltd.	516,000	149
*	China Innovative Finance Group Ltd.	1,320,000	147
	Pou Sheng International Holdings Ltd.	458,000	143
^	Chow Tai Fook Jewellery Group Ltd.	201,600	143
	SITC International Holdings Co. Ltd.	240,000	142
	FIH Mobile Ltd.	427,000	141
	Truly International Holdings Ltd.	360,000	141
	Sunlight REIT	215,000	133
	Canvest Environmental Protection Group Co. Ltd.	291,000	131
	K Wah International Holdings Ltd.	240,000	130
	Dah Sing Banking Group Ltd.	71,137	128
*,^,2	IMAX China Holding Inc.	27,100	128
*,^	China Ocean Industry Group Ltd.	4,325,000	127
	Chong Hing Bank Ltd.	64,000	126
*	HC International Inc.	170,000	125
	Pacific Textiles Holdings Ltd.	97,000	122
	Prosperity REIT	279,000	120
	Yuexiu REIT	207,000	119
*,^	Superb Summit International Group Ltd.	620,000	117
	SEA Holdings Ltd.	45,509	116
^	SMI Holdings Group Ltd.	1,212,000	116
*	Global Brands Group Holding Ltd.	990,000	112
*	Vision Fame International Holding Ltd.	318,000	111
	Lifestyle International Holdings Ltd.	81,500	109
	China Harmony New Energy Auto Holding Ltd.	231,000	107
*	China Oceanwide Holdings Ltd.	1,050,000	107
	Spring REIT	251,000	106
	CITIC Telecom International Holdings Ltd.	302,500	104
	Texwinca Holdings Ltd.	146,000	102
	Stella International Holdings Ltd.	59,000	102
*,^	KuangChi Science Ltd.	289,000	101
	Town Health International Medical Group Ltd.	618,000	99
^,2	Regina Miracle International Holdings Ltd.	94,000	96
	United Co. RUSAL plc	270,000	96
*	Convoy Global Holdings Ltd.	3,102,000	96
	SmarTone Telecommunications Holdings Ltd.	63,000	95
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	93
*,^	Sino Oil And Gas Holdings Ltd.	3,795,000	93
	Far East Consortium International Ltd.	225,000	92
	Yingde Gases Group Co. Ltd.	224,000	90
*	Huayi Tencent Entertainment Co. Ltd.	1,480,000	89
*	FDG Electric Vehicles Ltd.	1,620,000	85
	Hopewell Highway Infrastructure Ltd.	156,300	84
*,^	China Strategic Holdings Ltd.	3,500,000	83
	Chow Sang Sang Holdings International Ltd.	46,000	81
*	Nan Hai Corp. Ltd.	2,450,000	80
	G-Resources Group Ltd.	4,329,600	76
	Gemdale Properties & Investment Corp. Ltd.	1,144,000	75
*	Mei Ah Entertainment Group Ltd.	960,000	73
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	72

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Pacific Basin Shipping Ltd.	470,000	70
^	China LNG Group Ltd.	2,400,000	70
	Emperor Capital Group Ltd.	654,000	69
*	China Medical & HealthCare Group Ltd.	1,149,488	66
*	United Photovoltaics Group Ltd.	734,000	64
*	Rentian Technology Holdings Ltd.	950,000	64
*	Microport Scientific Corp.	83,852	62
*,^	Honghua Group Ltd.	587,000	60
*	Singamas Container Holdings Ltd.	548,000	57
*	China Beidahuang Industry Group Holdings Ltd.	952,000	55
	Dynam Japan Holdings Co. Ltd.	37,400	54
	SA Sa International Holdings Ltd.	115,995	53
	China Silver Group Ltd.	264,000	52
*,^	MMG Ltd.	196,000	52
*	TOM Group Ltd.	209,971	51
	Goodbaby International Holdings Ltd.	104,464	50
	Varitronix International Ltd.	124,000	50
	China Aerospace International Holdings Ltd.	382,000	49
*	United Laboratories International Holdings Ltd.	86,000	47
*	Kong Sun Holdings Ltd.	925,000	46
*	Summit Ascent Holdings Ltd.	145,948	45
	Lai Sun Development Co. Ltd.	2,169,000	44
	TPV Technology Ltd.	224,000	43
	NewOcean Energy Holdings Ltd.	162,000	42
*	GCL New Energy Holdings Ltd.	696,000	42
	Shenwan Hongyuan HK Ltd.	75,000	41
*	China Financial International Investments Ltd.	790,000	40
	Ju Teng International Holdings Ltd.	126,000	40
*,^	China LotSynergy Holdings Ltd.	940,000	38
	Lee's Pharmaceutical Holdings Ltd.	43,500	38
	TCC International Holdings Ltd.	147,000	37
*	NetMind Financial Holdings Ltd.	4,128,000	37
	Sun Hung Kai & Co. Ltd.	58,000	36
2	CGN New Energy Holdings Co. Ltd.	250,000	36
*	Midland Holdings Ltd.	96,000	34
	APT Satellite Holdings Ltd.	49,500	33
*,^	Macau Legend Development Ltd.	186,000	33
*	13 Holdings Ltd.	107,500	32
*	New Sports Group Ltd.	2,440,000	31
	EVA Precision Industrial Holdings Ltd.	272,000	30
*	Hong Kong Television Network Ltd.	164,000	30
	Liu Chong Hing Investment Ltd.	19,982	28
*	Mason Financial Holdings Ltd.	1,220,000	28
*	Good Resources Holdings Ltd.	479,978	25
*,^	Anton Oilfield Services Group	182,000	24
*	Lifestyle China Group Ltd.	81,500	23
*	Xinchen China Power Holdings Ltd.	128,000	22
*	Silver Base Group Holdings Ltd.	294,000	21
*	Suncorp Technologies Ltd.	1,910,000	19
*	Sunshine Oilsands Ltd.	317,500	18
^	China Huarong Energy Co. Ltd.	232,299	16
*	Sincere Watch Hong Kong Ltd.	560,000	15
*	Emperor Watch & Jewellery Ltd.	360,000	14
	Parkson Retail Group Ltd.	117,500	12
*	Trinity Ltd.	156,000	11
*	China Healthcare Enterprise Group Ltd.	592,842	10
*,^	Haier Healthwise Holdings Ltd.	301,115	10
*	Winshine Science Co. Ltd.	403,904	10
*	Qianhai Health Holdings Ltd.	327,500	7
			111,978
Hungary (0.0%)
	OTP Bank plc	40,824	1,144
	MOL Hungarian Oil & Gas plc	10,782	692
	Richter Gedeon Nyrt	28,755	617

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Magyar Telekom Telecommunications plc	62,225	103
		2,556
India (1.2%)
Housing Development Finance Corp. Ltd.	326,152	6,805
Infosys Ltd. ADR	244,559	3,732
2 Reliance Industries Ltd. GDR	115,206	3,652
Tata Consultancy Services Ltd.	97,037	3,486
Sun Pharmaceutical Industries Ltd.	228,496	2,546
Infosys Ltd.	149,029	2,224
ITC Ltd.	604,000	2,200
HDFC Bank Ltd. ADR	30,043	2,126
Tata Motors Ltd.	235,710	1,898
Oil & Natural Gas Corp. Ltd.	442,306	1,897
Hindustan Unilever Ltd.	148,999	1,867
Axis Bank Ltd.	224,558	1,640
Reliance Industries Ltd.	98,766	1,560
Maruti Suzuki India Ltd.	17,516	1,543
Bharat Petroleum Corp. Ltd.	140,744	1,413
Coal India Ltd.	279,697	1,362
ICICI Bank Ltd.	317,485	1,320
HCL Technologies Ltd.	113,183	1,294
Bharti Airtel Ltd.	269,453	1,287
Mahindra & Mahindra Ltd.	61,630	1,211
Kotak Mahindra Bank Ltd.	96,104	1,180
Indian Oil Corp. Ltd.	239,078	1,160
State Bank of India GDR	27,461	1,045
Larsen & Toubro Ltd.	46,318	1,028
Lupin Ltd.	45,821	1,022
Hero MotoCorp Ltd.	19,946	1,001
Asian Paints Ltd.	60,519	970
NTPC Ltd. (Common)	410,457	936
Eicher Motors Ltd.	2,556	920
Zee Entertainment Enterprises Ltd.	112,866	880
Dr Reddy's Laboratories Ltd.	17,500	879
Indiabulls Housing Finance Ltd.	66,438	845
IndusInd Bank Ltd.	45,712	822
Yes Bank Ltd.	41,392	790
UltraTech Cement Ltd.	13,200	788
Adani Ports & Special Economic Zone Ltd.	168,835	777
* Vedanta Ltd.	246,912	752
ICICI Bank Ltd. ADR	82,619	685
Tech Mahindra Ltd.	104,454	682
Aurobindo Pharma Ltd.	55,318	673
Godrej Consumer Products Ltd.	27,016	651
Cipla Ltd.	75,216	648
UPL Ltd.	60,270	631
JSW Steel Ltd.	25,355	630
Bajaj Auto Ltd.	14,484	618
Ambuja Cements Ltd.	169,142	612
Power Grid Corp. of India Ltd.	231,783	611
Shriram Transport Finance Co. Ltd.	36,088	584
* Bajaj Finance Ltd.	36,351	584
Bharti Infratel Ltd.	109,064	565
Nestle India Ltd.	5,306	555
Bosch Ltd.	1,604	527
Wipro Ltd.	69,217	481
Dabur India Ltd.	109,968	480
Piramal Enterprises Ltd.	17,152	456
LIC Housing Finance Ltd.	50,770	443
Bajaj Finserv Ltd.	8,743	443
Hindustan Petroleum Corp. Ltd.	62,708	439
Shree Cement Ltd.	1,749	438
GAIL India Ltd.	67,442	438
Titan Co. Ltd.	77,768	435

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* United Spirits Ltd.	12,220	412
Glenmark Pharmaceuticals Ltd.	28,885	404
Marico Ltd.	94,073	397
Hindalco Industries Ltd.	174,097	391
Idea Cellular Ltd.	322,545	368
IDFC Bank Ltd.	306,933	362
Motherson Sumi Systems Ltd.	72,483	360
Tata Steel Ltd.	58,957	359
Divi's Laboratories Ltd.	18,333	351
Havells India Ltd.	55,138	336
NMDC Ltd.	165,231	325
Ashok Leyland Ltd.	239,519	324
Cadila Healthcare Ltd.	50,843	322
Cairn India Ltd.	94,173	317
Wipro Ltd. ADR	32,783	317
Mahindra & Mahindra Financial Services Ltd.	57,113	310
Siemens Ltd.	17,429	309
* Bharat Financial Inclusion Ltd.	22,543	298
Britannia Industries Ltd.	5,998	298
Apollo Hospitals Enterprise Ltd.	14,411	289
Tata Power Co. Ltd.	243,302	285
Bharat Forge Ltd.	20,732	275
Pidilite Industries Ltd.	25,237	272
Page Industries Ltd.	1,090	269
Vakrangee Ltd.	69,361	262
Max Financial Services Ltd.	30,805	260
Info Edge India Ltd.	19,089	258
Bharat Heavy Electricals Ltd.	123,321	257
* Alkem Laboratories Ltd.	10,482	256
Oracle Financial Services Software Ltd.	5,219	250
Federal Bank Ltd.	202,272	249
Petronet LNG Ltd.	42,186	246
Reliance Infrastructure Ltd.	30,091	245
Power Finance Corp. Ltd.	130,806	243
Emami Ltd.	12,037	219
Rajesh Exports Ltd.	30,331	217
State Bank of India	55,530	215
* Bank of Baroda	91,356	214
NHPC Ltd.	531,677	213
ACC Ltd.	9,093	207
DLF Ltd.	88,704	200
Kansai Nerolac Paints Ltd.	35,036	199
Colgate-Palmolive India Ltd.	12,983	189
ABB India Ltd.	11,390	186
Rural Electrification Corp. Ltd.	90,759	183
GlaxoSmithKline Consumer Healthcare Ltd.	2,010	183
Hindustan Zinc Ltd.	47,157	179
Jubilant Life Sciences Ltd.	17,164	177
CRISIL Ltd.	5,359	176
Reliance Capital Ltd.	22,512	175
Torrent Pharmaceuticals Ltd.	8,262	175
Cummins India Ltd.	13,668	174
* Reliance Communications Ltd.	245,174	172
Berger Paints India Ltd.	44,111	170
Edelweiss Financial Services Ltd.	92,416	169
Mindtree Ltd.	25,780	168
Castrol India Ltd.	24,456	168
Indian Hotels Co. Ltd.	96,294	166
Bharat Electronics Ltd.	8,274	161
GlaxoSmithKline Pharmaceuticals Ltd.	3,693	161
Dewan Housing Finance Corp. Ltd.	32,669	161
Ramco Cements Ltd.	17,456	161
Abbott India Ltd.	2,099	157
Tube Investments of India Ltd.	16,493	154

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Blue Dart Express Ltd.	2,017	154
United Breweries Ltd.	11,552	150
MRF Ltd.	207	149
Strides Shasun Ltd.	9,442	148
Tata Motors Ltd. Class A	27,758	145
Biocon Ltd.	10,229	142
TVS Motor Co. Ltd.	23,262	141
Apollo Tyres Ltd.	46,583	141
* Punjab National Bank	64,733	140
PI Industries Ltd.	10,777	139
* Steel Authority of India Ltd.	176,832	138
Cholamandalam Investment and Finance Co. Ltd.	7,762	138
Bajaj Holdings & Investment Ltd.	4,212	137
Dalmia Bharat Ltd.	4,462	137
Natco Pharma Ltd.	15,642	137
HDFC Bank Ltd.	7,224	136
Aditya Birla Nuvo Ltd.	6,500	134
Sun TV Network Ltd.	16,205	133
Manappuram Finance Ltd.	86,495	133
Reliance Power Ltd.	185,943	131
Mphasis Ltd.	16,593	127
Oberoi Realty Ltd.	23,982	127
Amara Raja Batteries Ltd.	8,322	126
Voltas Ltd.	21,448	124
Arvind Ltd.	20,018	124
L&T Finance Holdings Ltd.	76,127	122
Exide Industries Ltd.	40,848	120
Oil India Ltd.	18,669	116
Pfizer Ltd.	4,184	114
Sanofi India Ltd.	1,742	114
Ceat Ltd.	6,232	113
AIA Engineering Ltd.	5,820	113
Supreme Industries Ltd.	8,322	112
Jubilant Foodworks Ltd.	7,394	111
Credit Analysis & Research Ltd.	5,001	110
Gujarat Pipavav Port Ltd.	44,750	109
* IDFC Ltd.	103,749	109
Sundaram Finance Ltd.	5,136	106
2 InterGlobe Aviation Ltd.	7,456	104
Ajanta Pharma Ltd.	3,380	103
Tata Communications Ltd.	10,833	103
* Suzlon Energy Ltd.	451,294	103
Balrampur Chini Mills Ltd.	58,956	102
Century Textiles & Industries Ltd.	7,450	101
KRBL Ltd.	28,058	100
McLeod Russel India Ltd.	39,170	100
Symphony Ltd.	5,172	99
Muthoot Finance Ltd.	18,312	98
* Fortis Healthcare Ltd.	36,791	98
* Kajaria Ceramics Ltd.	10,526	98
Godrej Industries Ltd.	14,509	95
eClerx Services Ltd.	4,065	92
* TV18 Broadcast Ltd.	137,341	92
* IDBI Bank Ltd.	82,282	91
Jain Irrigation Systems Ltd.	55,803	90
NCC Ltd.	63,849	90
Tata Global Beverages Ltd.	42,253	89
Alembic Pharmaceuticals Ltd.	8,754	89
CESC Ltd.	9,350	88
* Aditya Birla Fashion and Retail Ltd.	35,555	85
* Videocon Industries Ltd.	54,258	85
* PC Jeweller Ltd.	10,742	82
2 Syngene International Ltd.	9,331	82
* Crompton Greaves Ltd.	71,167	82

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Sun Pharma Advanced Research Co. Ltd.	14,830	78
* Whirlpool of India Ltd.	4,543	76
Welspun India Ltd.	88,190	75
Bayer CropScience Ltd.	1,170	75
Chambal Fertilizers and Chemicals Ltd.	78,021	74
* Dish TV India Ltd.	50,292	72
* Jindal Steel & Power Ltd.	63,005	71
* Canara Bank	15,022	71
* Gillette India Ltd.	1,099	70
* RattanIndia Power Ltd.	553,078	69
GRUH Finance Ltd.	13,350	67
* Wockhardt Ltd.	5,121	67
Engineers India Ltd.	16,342	66
Persistent Systems Ltd.	6,778	65
Thermax Ltd.	5,117	65
KPIT Technologies Ltd.	30,090	65
2 Dr Lal PathLabs Ltd.	3,618	64
JSW Energy Ltd.	65,068	64
Repco Home Finance Ltd.	5,587	63
* Mangalore Refinery & Petrochemicals Ltd.	45,416	61
Redington India Ltd.	38,482	61
Torrent Power Ltd.	23,118	60
VA Tech Wabag Ltd.	8,071	60
India Cements Ltd.	24,791	58
Hexaware Technologies Ltd.	18,647	57
Gujarat Gas Ltd.	6,502	56
* GMR Infrastructure Ltd.	269,033	55
WABCO India Ltd.	640	54
IRB Infrastructure Developers Ltd.	15,260	54
Sadbhav Engineering Ltd.	12,847	54
* Adani Power Ltd.	129,261	53
Indraprastha Gas Ltd.	4,094	53
* Mahindra CIE Automotive Ltd.	17,526	52
Karur Vysya Bank Ltd.	7,135	51
* Bank of India	29,471	51
National Aluminium Co. Ltd.	63,183	50
Sintex Industries Ltd.	37,552	50
Multi Commodity Exchange of India Ltd.	2,593	50
Union Bank of India	21,229	47
GE T&D India Ltd.	8,970	46
Cox & Kings Ltd.	13,948	46
Bajaj Corp. Ltd.	7,508	46
* Indiabulls Real Estate Ltd.	33,322	44
* Ipca Laboratories Ltd.	4,757	43
Gateway Distriparks Ltd.	11,596	43
Adani Enterprises Ltd.	42,545	43
Indian Bank	11,871	41
Gujarat State Petronet Ltd.	17,246	41
* Just Dial Ltd.	6,337	40
* Housing Development & Infrastructure Ltd.	31,911	40
Welspun Corp. Ltd.	36,272	39
Prestige Estates Projects Ltd.	12,821	37
Srei Infrastructure Finance Ltd.	33,628	37
Cyient Ltd.	4,859	36
* Bajaj Hindusthan Sugar Ltd.	139,539	35
Jammu & Kashmir Bank Ltd.	32,230	33
* Hindustan Construction Co. Ltd.	58,499	32
Gujarat Fluorochemicals Ltd.	4,074	31
* Corp Bank	49,046	31
IFCI Ltd.	75,943	30
Sobha Ltd.	7,055	30
* Polaris Consulting & Services Ltd.	12,204	29
South Indian Bank Ltd.	79,690	28
* Jaiprakash Associates Ltd.	159,746	27

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Great Eastern Shipping Co. Ltd.	4,216	24
Coromandel International Ltd.	4,820	21
* Vijaya Bank	31,062	21
* GE Power India Ltd.	2,496	19
Karnataka Bank Ltd.	10,313	19
Radico Khaitan Ltd.	8,653	18
* Central Bank of India	13,166	18
* Unitech Ltd.	198,930	18
PTC India Ltd.	16,013	18
* Rolta India Ltd.	18,714	18
* Allahabad Bank	11,991	14
* Syndicate Bank	11,844	13
* Amtek Auto Ltd.	19,970	13
* DEN Networks Ltd.	10,752	13
Oriental Bank of Commerce	6,239	12
* Indian Overseas Bank	27,269	11
* UCO Bank	17,873	9
* Karnataka Bank Ltd Rights Exp. 11/21/2016	5,156	4
* Arvind Infrastructure Ltd.	2,001	3
		101,051
Indonesia (0.3%)
Telekomunikasi Indonesia Persero Tbk PT	10,431,040	3,368
Bank Central Asia Tbk PT	2,559,528	3,043
Astra International Tbk PT	4,171,530	2,632
Bank Rakyat Indonesia Persero Tbk PT	2,237,378	2,089
Bank Mandiri Persero Tbk PT	1,933,516	1,703
Unilever Indonesia Tbk PT	233,600	796
Bank Negara Indonesia Persero Tbk PT	1,482,930	633
Indofood Sukses Makmur Tbk PT	877,000	570
Kalbe Farma Tbk PT	3,834,800	511
United Tractors Tbk PT	304,160	503
Gudang Garam Tbk PT	96,600	503
Semen Indonesia Persero Tbk PT	592,600	447
Perusahaan Gas Negara Persero Tbk	2,205,100	432
Charoen Pokphand Indonesia Tbk PT	1,469,600	416
Adaro Energy Tbk PT	2,789,300	339
Bumi Serpong Damai Tbk PT	1,980,200	329
Indocement Tunggal Prakarsa Tbk PT	257,200	324
Indofood CBP Sukses Makmur Tbk PT	449,200	324
Ciputra Development Tbk PT	2,538,430	307
Summarecon Agung Tbk PT	2,178,900	275
Lippo Karawaci Tbk PT	3,841,600	266
Pakuwon Jati Tbk PT	4,746,600	262
Surya Citra Media Tbk PT	1,175,900	239
Tower Bersama Infrastructure Tbk PT	477,300	218
Bank Danamon Indonesia Tbk PT	668,700	198
AKR Corporindo Tbk PT	359,800	195
* Aneka Tambang Persero Tbk PT	2,541,300	174
Media Nusantara Citra Tbk PT	1,051,100	169
Waskita Karya Persero Tbk PT	838,374	168
Tambang Batubara Bukit Asam Persero Tbk PT	168,200	153
* XL Axiata Tbk PT	890,300	150
Jasa Marga Persero Tbk PT	426,500	148
Ramayana Lestari Sentosa Tbk PT	1,190,900	125
Bank Tabungan Negara Persero Tbk PT	743,100	109
Astra Agro Lestari Tbk PT	82,055	96
Ace Hardware Indonesia Tbk PT	1,449,000	95
Link Net Tbk PT	246,700	95
Wijaya Karya Beton Tbk PT	1,298,600	88
* Vale Indonesia Tbk PT	414,700	86
Wijaya Karya Persero Tbk PT	427,600	84
* Alam Sutera Realty Tbk PT	2,431,200	83
Global Mediacom Tbk PT	1,211,000	79
* Gajah Tunggal Tbk PT	720,000	69

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Adhi Karya Persero Tbk PT	348,200	60
Intiland Development Tbk PT	1,328,600	59
BISI International Tbk PT	370,700	57
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	422,600	51
Matahari Putra Prima Tbk PT	345,600	48
Indo Tambangraya Megah Tbk PT	42,500	47
* Panin Financial Tbk PT	3,164,200	46
* Mitra Adiperkasa Tbk PT	82,600	35
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	34
* Agung Podomoro Land Tbk PT	1,547,500	34
Timah Persero Tbk PT	473,400	34
* Krakatau Steel Persero Tbk PT	661,000	33
* Lippo Cikarang Tbk PT	69,300	32
* Siloam International Hospitals Tbk PT	38,600	31
Surya Semesta Internusa Tbk PT	704,600	30
* Eagle High Plantations Tbk PT	2,054,500	30
Bekasi Fajar Industrial Estate Tbk PT	1,002,100	24
* Medco Energi Internasional Tbk PT	186,500	19
* Berlian Laju Tanker Tbk PT	968,000	15
		23,612
Ireland (0.1%)
Kerry Group plc Class A	29,965	2,175
* Bank of Ireland	5,735,397	1,228
Smurfit Kappa Group plc	49,722	1,092
Kingspan Group plc	37,445	917
* ICON plc	11,200	899
Glanbia plc	36,367	592
* Ryanair Holdings plc ADR	7,668	576
* Prothena Corp. plc	7,800	373
* Ryanair Holdings plc	22,790	316
Green REIT plc	192,362	287
C&C Group plc	64,206	246
Hibernia REIT plc	127,366	179
Origin Enterprises plc	28,396	176
Irish Continental Group plc	34,980	163
* Permanent TSB Group Holdings plc	26,375	72
* Irish Bank Resolution Corp. Ltd.	14,385	—
		9,291
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	182,459	7,621
Bank Hapoalim BM	219,501	1,266
* Bank Leumi Le-Israel BM	272,803	1,029
Bezeq The Israeli Telecommunication Corp. Ltd.	429,373	780
Nice Ltd.	11,645	773
Elbit Systems Ltd.	4,637	459
Frutarom Industries Ltd.	8,398	444
* Israel Discount Bank Ltd. Class A	215,335	395
Teva Pharmaceutical Industries Ltd. ADR	8,934	382
Azrieli Group Ltd.	8,696	370
* Mellanox Technologies Ltd.	8,039	349
Mizrahi Tefahot Bank Ltd.	26,275	342
Israel Chemicals Ltd.	93,855	334
* Tower Semiconductor Ltd.	15,489	239
Gazit-Globe Ltd.	23,638	213
Delek Group Ltd.	997	195
Strauss Group Ltd.	11,068	174
Alony Hetz Properties & Investments Ltd.	18,950	163
Paz Oil Co. Ltd.	968	151
* Airport City Ltd.	13,853	151
First International Bank Of Israel Ltd.	9,518	122
Melisron Ltd.	2,819	120
* Partner Communications Co. Ltd.	25,426	119
* Gilat Satellite Networks Ltd.	22,997	101
Reit 1 Ltd.	32,738	99

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Shufersal Ltd.	23,959	90
*	Nova Measuring Instruments Ltd.	7,371	88
	Amot Investments Ltd.	18,840	79
*	Delek Energy Systems Ltd.	145	75
*	Mazor Robotics Ltd.	6,238	71
	B Communications Ltd.	3,139	69
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	67
	IDI Insurance Co. Ltd.	1,332	66
*	Oil Refineries Ltd.	184,043	65
*	Naphtha Israel Petroleum Corp. Ltd.	11,590	63
*	Cellcom Israel Ltd. (Registered)	8,090	61
	Shikun & Binui Ltd.	35,075	61
*	Israel Corp. Ltd.	396	59
*	Jerusalem Oil Exploration	1,309	58
	Harel Insurance Investments & Financial Services Ltd.	14,790	57
*	Phoenix Holdings Ltd.	16,138	46
*	Clal Insurance Enterprises Holdings Ltd.	3,854	44
	Africa Israel Properties Ltd.	2,364	41
	Formula Systems 1985 Ltd.	1,026	40
*	Jerusalem Economy Ltd.	17,201	39
*	Compugen Ltd.	6,072	34
	Delta-Galil Industries Ltd.	1,206	34
*	Migdal Insurance & Financial Holding Ltd.	47,854	32
	Bayside Land Corp.	79	31
	Big Shopping Centers Ltd.	452	30
*	Kamada Ltd.	5,171	30
*	Allot Communications Ltd.	4,912	26
*	Silicom Ltd.	610	23
	Delek Automotive Systems Ltd.	2,063	18
*	Evogene Ltd.	2,628	16
*	Kenon Holdings Ltd.	1,533	15
			17,919
Italy (0.7%)
	Eni SPA	514,884	7,472
	Enel SPA	1,590,162	6,837
	Intesa Sanpaolo SPA (Registered)	2,575,158	5,971
	Assicurazioni Generali SPA	267,169	3,451
	UniCredit SPA	1,084,131	2,690
	Snam SPA	505,971	2,666
	Atlantia SPA	100,659	2,465
*	Telecom Italia SPA (Registered)	2,402,252	2,088
	Luxottica Group SPA	37,873	1,886
	CNH Industrial NV	190,745	1,481
	Ferrari NV	27,394	1,442
	Terna Rete Elettrica Nazionale SPA	290,545	1,422
	Fiat Chrysler Automobiles NV	181,528	1,331
	Prysmian SPA	44,872	1,116
*	Leonardo-Finmeccanica SPA	83,757	1,020
	EXOR SPA	23,806	1,012
	Tenaris SA ADR	32,077	905
	Mediobanca SPA	119,523	876
2	Poste Italiane SPA	92,715	617
	Davide Campari-Milano SPA	59,282	597
	Telecom Italia SPA (Bearer)	753,887	535
	Parmalat SPA	188,847	499
*	Saipem SPA	1,204,414	495
^	Unione di Banche Italiane SPA	176,205	486
	FinecoBank Banca Fineco SPA	82,591	483
	Banco Popolare SC	166,195	480
	Moncler SPA	28,113	468
	Banca Popolare dell'Emilia Romagna SC	98,117	461
	Recordati SPA	15,490	438
	Mediaset SPA	150,520	430
^	Banca Popolare di Milano Scarl	932,540	427

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	UnipolSai SPA	223,410	427
	Tenaris SA	29,761	421
	Brembo SPA	6,766	419
	A2A SPA	301,842	411
	Banca Mediolanum SPA	56,508	391
	Unipol Gruppo Finanziario SPA	119,962	367
*	Yoox Net-A-Porter Group SPA	12,185	350
	DiaSorin SPA	5,622	345
	Hera SPA	134,364	343
	Azimut Holding SPA	20,959	336
	Cerved Information Solutions SPA	39,954	322
	Salvatore Ferragamo SPA	13,022	318
	Banca Popolare di Sondrio SCPA	93,741	313
	Intesa Sanpaolo SPA	133,993	290
	Banca Generali SPA	12,756	284
	De' Longhi SPA	12,121	284
	Interpump Group SPA	16,923	271
	Iren SPA	136,998	246
2	Infrastrutture Wireless Italiane SPA	49,871	236
2	Anima Holding SPA	47,145	230
	Buzzi Unicem SPA	11,773	229
*	Ei Towers SPA	4,587	216
	Autogrill SPA	25,265	211
	Ansaldo STS SPA	18,202	209
	Societa Cattolica di Assicurazioni SCRL	34,500	209
	Societa Iniziative Autostradali e Servizi SPA	21,961	206
	Industria Macchine Automatiche SPA	3,087	191
	Banca IFIS SPA	6,213	180
	Tod's SPA	2,727	159
	ACEA SPA	11,236	146
	Beni Stabili SpA SIIQ	229,643	134
	MARR SPA	6,935	128
*,^	Banca Monte dei Paschi di Siena SPA	472,739	127
	Amplifon SPA	11,873	125
	ERG SPA	11,221	125
	Buzzi Unicem SPA	11,877	121
2	OVS SPA	21,970	120
	Reply SPA	863	108
	Italmobiliare SPA	2,286	108
	Brunello Cucinelli SPA	5,457	108
*	Juventus Football Club SPA	297,668	96
	Datalogic SPA	4,466	94
^	Saras SPA	53,596	93
	Danieli & C Officine Meccaniche SPA RSP	6,539	88
	Credito Valtellinese SC	190,798	84
	Zignago Vetro SPA	13,478	82
	Salini Impregilo SPA	27,931	78
	Falck Renewables SPA	82,072	73
	Cairo Communication SPA	15,486	66
	Credito Emiliano SPA	9,851	56
	Cementir Holding SPA	10,694	52
2	RAI Way SPA	13,264	52
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	42
*,^	Banca Carige SPA	121,503	41
	ASTM SPA	3,541	38
	CIR-Compagnie Industriali Riunite SPA	32,485	36
	Danieli & C Officine Meccaniche SPA	1,880	35
*	Fincantieri SPA	74,730	34
*	Safilo Group SPA	3,221	34
	Esprinet SPA	4,334	32
*	Rizzoli Corriere Della Sera Mediagroup SPA	29,726	32
	Piaggio & C SPA	14,781	26
*	Arnoldo Mondadori Editore SPA	24,213	24
	Geox SPA	10,796	23

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Cofide SPA	48,461	21
Astaldi SPA	4,791	19
* Gruppo Editoriale L'Espresso SPA	22,920	19
* EXOR SPA Rights Exp. 11/09/2016	23,806	—
		63,681
Japan (8.5%)
Toyota Motor Corp.	573,994	33,296
Mitsubishi UFJ Financial Group Inc.	2,859,980	14,757
KDDI Corp.	388,400	11,805
SoftBank Group Corp.	180,605	11,375
Honda Motor Co. Ltd.	378,841	11,336
Japan Tobacco Inc.	249,740	9,495
Sumitomo Mitsui Financial Group Inc.	272,248	9,439
Mizuho Financial Group Inc.	5,247,607	8,836
Sony Corp.	263,000	8,289
FANUC Corp.	41,044	7,515
Takeda Pharmaceutical Co. Ltd.	162,533	7,269
Keyence Corp.	9,483	6,952
NTT DOCOMO Inc.	274,648	6,898
East Japan Railway Co.	78,165	6,881
Seven & i Holdings Co. Ltd.	163,500	6,824
Astellas Pharma Inc.	445,300	6,609
Shin-Etsu Chemical Co. Ltd.	86,254	6,540
Central Japan Railway Co.	37,857	6,437
Canon Inc.	219,000	6,291
Mitsubishi Corp.	289,000	6,290
Tokio Marine Holdings Inc.	146,813	5,791
Mitsubishi Electric Corp.	414,055	5,602
Murata Manufacturing Co. Ltd.	39,628	5,534
Nintendo Co. Ltd.	22,604	5,449
Kao Corp.	105,048	5,405
Daikin Industries Ltd.	55,779	5,345
Hitachi Ltd.	972,688	5,185
Fuji Heavy Industries Ltd.	130,700	5,107
Bridgestone Corp.	134,974	5,038
Mitsui & Co. Ltd.	357,800	4,957
Mitsubishi Estate Co. Ltd.	247,191	4,913
Nidec Corp.	50,706	4,906
Panasonic Corp.	445,504	4,596
Mitsui Fudosan Co. Ltd.	199,000	4,532
Denso Corp.	102,700	4,469
ORIX Corp.	281,160	4,455
Komatsu Ltd.	197,515	4,397
Nissan Motor Co. Ltd.	425,601	4,329
Otsuka Holdings Co. Ltd.	88,200	3,860
ITOCHU Corp.	302,600	3,821
Kubota Corp.	236,300	3,809
Nomura Holdings Inc.	732,800	3,671
Fast Retailing Co. Ltd.	10,700	3,605
Daiwa House Industry Co. Ltd.	130,100	3,571
SMC Corp.	12,300	3,565
Eisai Co. Ltd.	55,900	3,562
Dai-ichi Life Holdings Inc.	236,700	3,470
Hoya Corp.	83,000	3,463
Daiichi Sankyo Co. Ltd.	139,000	3,340
Nippon Steel & Sumitomo Metal Corp.	167,274	3,314
Kyocera Corp.	66,300	3,221
FUJIFILM Holdings Corp.	84,500	3,195
MS&AD Insurance Group Holdings Inc.	106,881	3,173
Kirin Holdings Co. Ltd.	178,700	3,072
Shionogi & Co. Ltd.	62,000	3,053
Suzuki Motor Corp.	85,281	3,041
Secom Co. Ltd.	41,200	2,972
Toray Industries Inc.	318,000	2,960

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Tokyo Electron Ltd.	32,400	2,923
* Toshiba Corp.	805,000	2,915
Mitsubishi Heavy Industries Ltd.	674,870	2,887
Asahi Group Holdings Ltd.	80,700	2,879
MEIJI Holdings Co. Ltd.	28,434	2,836
Shimano Inc.	16,500	2,821
Recruit Holdings Co. Ltd.	68,170	2,738
Sumitomo Mitsui Trust Holdings Inc.	80,346	2,711
Terumo Corp.	67,100	2,595
Daito Trust Construction Co. Ltd.	15,152	2,539
Sompo Holdings Inc.	77,175	2,497
Sumitomo Corp.	215,700	2,480
Ono Pharmaceutical Co. Ltd.	96,300	2,442
Olympus Corp.	68,000	2,424
Oriental Land Co. Ltd.	41,100	2,401
Sumitomo Realty & Development Co. Ltd.	90,846	2,388
Sumitomo Electric Industries Ltd.	160,900	2,377
West Japan Railway Co.	38,500	2,371
Ajinomoto Co. Inc.	106,000	2,357
Asahi Kasei Corp.	261,000	2,353
Dentsu Inc.	46,549	2,320
Nitto Denko Corp.	32,900	2,292
Nippon Telegraph & Telephone Corp.	50,400	2,235
Fujitsu Ltd.	372,906	2,212
Daiwa Securities Group Inc.	359,000	2,143
Chubu Electric Power Co. Inc.	143,715	2,116
Shiseido Co. Ltd.	81,900	2,113
Sysmex Corp.	29,834	2,068
Resona Holdings Inc.	465,106	2,062
Aeon Co. Ltd.	148,300	2,049
Tokyo Gas Co. Ltd.	450,000	2,042
Sekisui House Ltd.	123,200	2,036
JX Holdings Inc.	513,907	2,031
Mazda Motor Corp.	118,800	1,970
Rakuten Inc.	169,300	1,952
Unicharm Corp.	81,600	1,940
Nitori Holdings Co. Ltd.	15,800	1,887
Mitsubishi Chemical Holdings Corp.	280,384	1,841
Aisin Seiki Co. Ltd.	41,600	1,827
Inpex Corp.	193,600	1,806
Makita Corp.	26,000	1,798
Marubeni Corp.	338,128	1,777
Osaka Gas Co. Ltd.	419,000	1,743
Japan Exchange Group Inc.	116,500	1,730
Yamato Holdings Co. Ltd.	75,600	1,722
TDK Corp.	24,900	1,719
Taisei Corp.	223,498	1,675
Tokyu Corp.	217,000	1,625
Hankyu Hanshin Holdings Inc.	48,700	1,612
Kintetsu Group Holdings Co. Ltd.	395,000	1,594
Omron Corp.	41,200	1,581
Chugai Pharmaceutical Co. Ltd.	46,300	1,578
Toyota Industries Corp.	34,300	1,574
T&D Holdings Inc.	128,100	1,549
Sumitomo Chemical Co. Ltd.	327,492	1,549
JFE Holdings Inc.	107,800	1,545
* Kansai Electric Power Co. Inc.	157,800	1,509
NEC Corp.	553,000	1,479
Isuzu Motors Ltd.	117,320	1,451
Obayashi Corp.	144,100	1,388
Asahi Glass Co. Ltd.	198,000	1,385
NTT Data Corp.	26,700	1,378
Sumitomo Metal Mining Co. Ltd.	101,000	1,312
Kajima Corp.	194,000	1,308

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Tokyo Electric Power Co. Holdings Inc.	336,900	1,305
Nippon Paint Holdings Co. Ltd.	38,300	1,302
Odakyu Electric Railway Co. Ltd.	63,500	1,296
Yamaha Motor Co. Ltd.	57,900	1,286
Yamaha Corp.	35,800	1,279
Dai Nippon Printing Co. Ltd.	127,000	1,274
LIXIL Group Corp.	55,400	1,272
Bandai Namco Holdings Inc.	41,500	1,243
Tohoku Electric Power Co. Inc.	100,800	1,235
Koito Manufacturing Co. Ltd.	23,500	1,234
Sekisui Chemical Co. Ltd.	78,300	1,233
Santen Pharmaceutical Co. Ltd.	84,500	1,232
Japan Post Holdings Co. Ltd.	95,492	1,216
TOTO Ltd.	30,300	1,211
Kikkoman Corp.	37,750	1,201
Seiko Epson Corp.	58,900	1,194
Ricoh Co. Ltd.	146,300	1,192
Concordia Financial Group Ltd.	253,279	1,174
M3 Inc.	38,500	1,172
Suntory Beverage & Food Ltd.	26,600	1,163
Nikon Corp.	74,400	1,124
Kuraray Co. Ltd.	74,100	1,123
Keikyu Corp.	111,000	1,120
Toyota Tsusho Corp.	47,400	1,119
Ryohin Keikaku Co. Ltd.	5,107	1,091
FamilyMart UNY Holdings Co. Ltd.	17,271	1,083
NSK Ltd.	96,300	1,071
Shimizu Corp.	120,000	1,067
Lawson Inc.	13,900	1,056
Yahoo Japan Corp.	271,900	1,043
Japan Post Bank Co. Ltd.	87,135	1,027
Tobu Railway Co. Ltd.	208,000	1,021
MISUMI Group Inc.	55,700	1,016
Nagoya Railroad Co. Ltd.	192,000	1,013
NGK Insulators Ltd.	55,000	1,010
Hoshizaki Corp.	11,182	1,009
Toppan Printing Co. Ltd.	107,000	1,006
Keio Corp.	121,000	1,001
* Kyushu Railway Co.	33,524	988
NH Foods Ltd.	41,000	983
Yakult Honsha Co. Ltd.	21,000	979
Nissan Chemical Industries Ltd.	28,800	976
Rohm Co. Ltd.	18,400	967
Alps Electric Co. Ltd.	40,100	962
Mitsui Chemicals Inc.	194,000	955
Shizuoka Bank Ltd.	113,000	954
Don Quijote Holdings Co. Ltd.	24,700	939
Mitsubishi Tanabe Pharma Corp.	47,100	917
Yaskawa Electric Corp.	57,463	917
Tosoh Corp.	139,981	914
Toho Gas Co. Ltd.	98,000	909
Kyushu Electric Power Co. Inc.	99,900	908
Taisho Pharmaceutical Holdings Co. Ltd.	9,300	907
Trend Micro Inc.	25,600	901
Suruga Bank Ltd.	36,900	901
Kawasaki Heavy Industries Ltd.	306,000	894
Brother Industries Ltd.	48,600	892
Daicel Corp.	67,400	886
Amada Holdings Co. Ltd.	77,800	886
Nissin Foods Holdings Co. Ltd.	15,300	886
Electric Power Development Co. Ltd.	38,000	885
Tsuruha Holdings Inc.	7,600	877
Seibu Holdings Inc.	50,478	873
Hamamatsu Photonics KK	28,800	871

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Kansai Paint Co. Ltd.	40,000	860
Konica Minolta Inc.	95,200	853
Lion Corp.	52,000	850
Hirose Electric Co. Ltd.	6,430	848
Chiba Bank Ltd.	137,000	847
Stanley Electric Co. Ltd.	30,600	843
Hisamitsu Pharmaceutical Co. Inc.	15,600	832
Shimadzu Corp.	57,000	829
NGK Spark Plug Co. Ltd.	41,600	826
Nisshin Seifun Group Inc.	55,820	822
Aozora Bank Ltd.	246,901	816
* IHI Corp.	307,000	808
Yamada Denki Co. Ltd.	155,660	805
Asics Corp.	37,500	800
JGC Corp.	45,000	795
Konami Holdings Corp.	20,100	794
Kyowa Hakko Kirin Co. Ltd.	52,000	793
Nippon Express Co. Ltd.	159,000	785
Oji Holdings Corp.	184,000	778
Mitsubishi Materials Corp.	26,534	760
Alfresa Holdings Corp.	35,900	759
Toyo Suisan Kaisha Ltd.	18,600	754
Taiheiyo Cement Corp.	263,000	753
Isetan Mitsukoshi Holdings Ltd.	74,500	753
USS Co. Ltd.	44,400	751
Teijin Ltd.	38,800	750
Rinnai Corp.	7,800	749
Toho Co. Ltd. (Tokyo Shares 9602)	24,600	738
Nomura Research Institute Ltd.	20,930	726
Yokogawa Electric Corp.	51,600	725
Sojitz Corp.	275,448	723
Keihan Holdings Co. Ltd.	107,000	722
J Front Retailing Co. Ltd.	52,300	720
Nabtesco Corp.	24,000	717
Mebuki Financial Group Inc.	201,150	716
Chugoku Electric Power Co. Inc.	61,100	715
Hulic Co. Ltd.	74,800	712
Keisei Electric Railway Co. Ltd.	29,500	711
DeNA Co. Ltd.	22,100	711
JTEKT Corp.	47,900	709
Disco Corp.	5,800	701
Obic Co. Ltd.	13,400	696
Minebea Co. Ltd.	68,000	694
Mitsubishi Motors Corp.	124,900	693
Kobayashi Pharmaceutical Co. Ltd.	13,200	690
ANA Holdings Inc.	245,000	688
Nippon Yusen KK	334,000	684
Park24 Co. Ltd.	21,800	674
Casio Computer Co. Ltd.	47,600	663
Start Today Co. Ltd.	37,500	657
Sohgo Security Services Co. Ltd.	14,400	656
Hakuhodo DY Holdings Inc.	54,000	649
Kewpie Corp.	22,700	645
Sumitomo Heavy Industries Ltd.	122,000	642
Fukuoka Financial Group Inc.	148,000	640
Marui Group Co. Ltd.	45,500	638
Shimamura Co. Ltd.	4,900	627
Mitsubishi Gas Chemical Co. Inc.	40,500	623
Mabuchi Motor Co. Ltd.	10,700	622
Pigeon Corp.	21,800	613
Mitsui OSK Lines Ltd.	244,397	611
Iida Group Holdings Co. Ltd.	31,581	610
Sumitomo Dainippon Pharma Co. Ltd.	34,900	604
Sega Sammy Holdings Inc.	40,900	604

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Sumitomo Rubber Industries Ltd.	35,800	601
	Air Water Inc.	32,000	599
	Fuji Electric Co. Ltd.	119,000	594
	Ezaki Glico Co. Ltd.	10,400	591
	TonenGeneral Sekiyu KK	60,000	591
	Tokyu Fudosan Holdings Corp.	104,686	590
	Hino Motors Ltd.	54,000	589
	SCREEN Holdings Co. Ltd.	8,600	588
	Yamazaki Baking Co. Ltd.	26,000	583
	Toyo Seikan Group Holdings Ltd.	31,600	583
	Shinsei Bank Ltd.	359,000	580
	Miraca Holdings Inc.	12,000	579
	Calbee Inc.	15,900	577
	CyberAgent Inc.	19,800	575
	Haseko Corp.	59,100	575
	JSR Corp.	37,800	574
	Tokyo Tatemono Co. Ltd.	45,000	572
	Kose Corp.	6,200	566
	Nippon Shinyaku Co. Ltd.	11,000	558
	Ebara Corp.	18,800	558
	Bank of Kyoto Ltd.	76,000	557
	Hitachi High-Technologies Corp.	13,300	555
	Kurita Water Industries Ltd.	23,300	551
	Square Enix Holdings Co. Ltd.	16,600	549
	MediPal Holdings Corp.	32,100	548
	Suzuken Co. Ltd.	17,060	548
	Kaneka Corp.	66,000	546
	Kyushu Financial Group Inc.	81,970	545
	Credit Saison Co. Ltd.	31,500	545
	DIC Corp.	17,700	536
	Sundrug Co. Ltd.	6,800	535
	NOK Corp.	23,500	530
	Advantest Corp.	36,900	527
	Nankai Electric Railway Co. Ltd.	116,000	527
*,^	Sharp Corp.	303,302	526
	Nichirei Corp.	24,000	525
	Hitachi Metals Ltd.	41,700	521
	Yamaguchi Financial Group Inc.	47,000	518
*	Kobe Steel Ltd.	62,100	512
	Temp Holdings Co. Ltd.	30,200	512
	Takashimaya Co. Ltd.	62,000	506
	Hiroshima Bank Ltd.	117,000	501
	Chugoku Bank Ltd.	37,300	500
	Azbil Corp.	16,800	498
	Hitachi Chemical Co. Ltd.	21,300	498
	Hikari Tsushin Inc.	5,400	496
	THK Co. Ltd.	23,400	494
	Otsuka Corp.	10,200	485
	SBI Holdings Inc.	40,840	485
	Nifco Inc.	8,401	484
	Nippon Shokubai Co. Ltd.	7,000	483
	Sony Financial Holdings Inc.	34,200	480
	Nippon Electric Glass Co. Ltd.	88,000	479
	Kakaku.com Inc.	28,168	473
	Idemitsu Kosan Co. Ltd.	20,500	471
	Hachijuni Bank Ltd.	86,000	469
	Kaken Pharmaceutical Co. Ltd.	7,300	460
^	Kawasaki Kisen Kaisha Ltd.	184,000	455
	Ube Industries Ltd.	220,000	454
	Nexon Co. Ltd.	26,600	453
	Hokuriku Electric Power Co.	39,500	449
	Sumitomo Forestry Co. Ltd.	32,200	449
	Hitachi Construction Machinery Co. Ltd.	21,400	448
	Mitsubishi UFJ Lease & Finance Co. Ltd.	92,400	447

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Gunma Bank Ltd.	93,000	444
^	Japan Airport Terminal Co. Ltd.	11,500	441
	Ito En Ltd.	12,100	441
	Zenkoku Hosho Co. Ltd.	10,100	434
	Asahi Intecc Co. Ltd.	10,000	433
	Sawai Pharmaceutical Co. Ltd.	6,700	433
	Showa Shell Sekiyu KK	46,000	429
	Kagome Co. Ltd.	16,300	427
*,^	PeptiDream Inc.	8,300	427
	Seven Bank Ltd.	138,400	425
	Sotetsu Holdings Inc.	87,000	425
	Matsumotokiyoshi Holdings Co. Ltd.	8,200	422
	Maruichi Steel Tube Ltd.	13,100	422
	Denka Co. Ltd.	93,000	422
	Nihon M&A Center Inc.	13,000	422
	Sanwa Holdings Corp.	42,100	419
	Sapporo Holdings Ltd.	14,800	418
	Daifuku Co. Ltd.	23,100	417
	Nishi-Nippon Railroad Co. Ltd.	88,000	417
	COMSYS Holdings Corp.	23,600	415
	Nippon Kayaku Co. Ltd.	36,000	415
	Nomura Real Estate Holdings Inc.	24,300	410
	Sumco Corp.	39,126	409
	Sugi Holdings Co. Ltd.	7,600	407
	Tsumura & Co.	14,300	406
	Calsonic Kansei Corp.	32,000	401
	Hokuhoku Financial Group Inc.	27,800	401
	Morinaga & Co. Ltd.	8,600	400
	AEON Financial Service Co. Ltd.	22,700	400
	Aeon Mall Co. Ltd.	26,772	398
	Nihon Kohden Corp.	16,200	395
	Glory Ltd.	11,900	393
	Mitsubishi Logistics Corp.	29,000	393
	Coca-Cola West Co. Ltd.	13,200	390
	Takara Holdings Inc.	41,100	389
	Horiba Ltd.	8,100	387
	Megmilk Snow Brand Co. Ltd.	11,100	386
	TIS Inc.	17,000	385
	Daiichikosho Co. Ltd.	8,800	383
	Yokohama Rubber Co. Ltd.	22,000	382
*	Acom Co. Ltd.	82,800	381
	Oracle Corp. Japan	7,000	381
	Izumi Co. Ltd.	8,200	379
	Tokyo Century Corp.	10,700	377
	Kamigumi Co. Ltd.	44,000	376
	Toyo Tire & Rubber Co. Ltd.	24,100	374
	Furukawa Electric Co. Ltd.	12,600	371
	Nippon Paper Industries Co. Ltd.	19,800	371
	Cosmos Pharmaceutical Corp.	1,700	370
	Iyo Bank Ltd.	59,400	365
	Sankyo Co. Ltd.	10,300	363
	Benesse Holdings Inc.	13,800	362
	Welcia Holdings Co. Ltd.	5,300	361
	Zensho Holdings Co. Ltd.	19,300	360
	Ain Holdings Inc.	5,300	358
	Toyoda Gosei Co. Ltd.	15,500	355
	77 Bank Ltd.	78,000	352
	GS Yuasa Corp.	81,000	350
	Citizen Watch Co. Ltd.	62,100	349
	OSG Corp.	16,100	343
*,^	Tokuyama Corp.	80,000	342
	Seino Holdings Co. Ltd.	30,800	341
	Miura Co. Ltd.	19,700	340
	Pilot Corp.	7,600	340

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Morinaga Milk Industry Co. Ltd.	42,000	338
	Coca-Cola East Japan Co. Ltd.	15,300	337
	NOF Corp.	31,000	337
	Leopalace21 Corp.	51,600	335
	Ulvac Inc.	10,600	335
	Dowa Holdings Co. Ltd.	45,000	334
	ADEKA Corp.	22,100	334
	Pola Orbis Holdings Inc.	4,000	333
*	Itoham Yonekyu Holdings Inc.	34,872	333
	Kinden Corp.	27,500	331
	Sumitomo Osaka Cement Co. Ltd.	79,000	327
	Taiyo Nippon Sanso Corp.	31,100	327
	Toyota Boshoku Corp.	12,900	325
	Nisshin Steel Co. Ltd.	24,300	323
	NHK Spring Co. Ltd.	34,000	322
	Penta-Ocean Construction Co. Ltd.	54,000	322
	Showa Denko KK	24,300	321
	House Foods Group Inc.	14,300	319
	Relo Group Inc.	1,900	315
	Rohto Pharmaceutical Co. Ltd.	17,900	314
	Tokyo Ohka Kogyo Co. Ltd.	8,800	312
	Fujikura Ltd.	53,000	311
	Ibiden Co. Ltd.	21,400	311
	Zeon Corp.	34,000	311
	Aoyama Trading Co. Ltd.	8,800	310
	Nipro Corp.	25,100	310
	Daido Steel Co. Ltd.	73,000	310
	Awa Bank Ltd.	47,000	309
	Heiwa Corp.	13,100	308
	Toyobo Co. Ltd.	188,000	308
*,^	LINE Corp.	7,494	307
	Shikoku Electric Power Co. Inc.	32,600	307
	SCSK Corp.	8,200	306
*	Nishi-Nippon Financial Holdings Inc.	30,600	305
	NTN Corp.	80,000	303
	Shochiku Co. Ltd.	27,000	302
	Sankyu Inc.	51,000	300
	Kyowa Exeo Corp.	20,000	300
	Ushio Inc.	24,800	299
	MonotaRO Co. Ltd.	12,300	299
	Hokkaido Electric Power Co. Inc.	39,000	297
	Tadano Ltd.	26,000	292
	Capcom Co. Ltd.	11,300	292
	Wacoal Holdings Corp.	25,000	288
	Toagosei Co. Ltd.	25,900	288
	Daishi Bank Ltd.	67,000	288
	Mochida Pharmaceutical Co. Ltd.	3,671	288
	Hanwa Co. Ltd.	47,000	288
	Topcon Corp.	19,200	287
	Amano Corp.	15,400	287
	ABC-Mart Inc.	4,700	286
	TS Tech Co. Ltd.	10,600	284
	Japan Airlines Co. Ltd.	9,600	283
	Nihon Parkerizing Co. Ltd.	20,500	282
	Bic Camera Inc.	32,800	282
	K's Holdings Corp.	16,284	282
	Iwatani Corp.	47,000	281
	Sangetsu Corp.	14,500	280
	Japan Steel Works Ltd.	13,000	279
	Chiyoda Corp.	32,000	279
	Toda Corp.	51,000	276
	Nagase & Co. Ltd.	21,600	276
	Fujitsu General Ltd.	12,000	275
	TechnoPro Holdings Inc.	8,000	274

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Nippon Light Metal Holdings Co. Ltd.	119,800	273
DMG Mori Co. Ltd.	25,600	272
Hazama Ando Corp.	42,100	271
Shimachu Co. Ltd.	10,100	271
Okumura Corp.	47,000	271
Resorttrust Inc.	13,400	268
OKUMA Corp.	32,000	268
H2O Retailing Corp.	17,900	266
Okasan Securities Group Inc.	50,000	266
Kiyo Bank Ltd.	16,007	265
SHO-BOND Holdings Co. Ltd.	5,400	260
Aica Kogyo Co. Ltd.	9,100	260
Maeda Corp.	28,000	259
FP Corp.	4,800	259
Mitsui Mining & Smelting Co. Ltd.	116,000	258
Nichias Corp.	29,000	258
Japan Post Insurance Co. Ltd.	12,280	257
Shiga Bank Ltd.	49,000	254
Nishimatsu Construction Co. Ltd.	54,000	252
Nippon Gas Co. Ltd.	8,300	251
Nippo Corp.	13,000	251
Valor Holdings Co. Ltd.	8,800	250
Nisshinbo Holdings Inc.	25,000	249
Skylark Co. Ltd.	17,700	249
Ship Healthcare Holdings Inc.	8,500	249
Kyudenko Corp.	7,700	248
Yamato Kogyo Co. Ltd.	8,800	248
Juroku Bank Ltd.	82,000	247
Senshu Ikeda Holdings Inc.	54,200	247
Oki Electric Industry Co. Ltd.	18,900	247
Fuji Machine Manufacturing Co. Ltd.	19,300	246
Tsubakimoto Chain Co.	31,000	246
Nippon Suisan Kaisha Ltd.	50,900	245
KYORIN Holdings Inc.	10,900	244
Tokai Tokyo Financial Holdings Inc.	47,900	243
Nikkon Holdings Co. Ltd.	11,200	241
Itochu Techno-Solutions Corp.	9,700	239
Hitachi Transport System Ltd.	11,600	239
Rengo Co. Ltd.	38,000	238
Hokkoku Bank Ltd.	69,000	231
San-In Godo Bank Ltd.	32,000	230
^ Sanrio Co. Ltd.	12,292	230
Onward Holdings Co. Ltd.	34,000	228
Kandenko Co. Ltd.	23,000	227
Yoshinoya Holdings Co. Ltd.	15,000	226
Ogaki Kyoritsu Bank Ltd.	63,000	225
Autobacs Seven Co. Ltd.	15,800	225
Lintec Corp.	10,300	224
Takasago Thermal Engineering Co. Ltd.	15,900	224
Mitsui Engineering & Shipbuilding Co. Ltd.	160,000	222
* Orient Corp.	117,800	219
Mandom Corp.	4,700	219
Maruha Nichiro Corp.	7,900	219
Arcs Co. Ltd.	8,700	218
Ariake Japan Co. Ltd.	3,900	218
Kumagai Gumi Co. Ltd.	82,000	218
^ Fukuyama Transporting Co. Ltd.	38,000	216
Colowide Co. Ltd.	11,100	216
Tokyo Seimitsu Co. Ltd.	7,900	216
Ai Holdings Corp.	8,700	214
Taiyo Yuden Co. Ltd.	20,000	214
UACJ Corp.	65,000	211
Makino Milling Machine Co. Ltd.	33,000	210
Duskin Co. Ltd.	10,900	209

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Kenedix Inc.	49,600	209
	Topre Corp.	9,000	208
	MOS Food Services Inc.	6,200	208
	Hitachi Kokusai Electric Inc.	10,400	208
	San-A Co. Ltd.	3,800	207
	Trusco Nakayama Corp.	4,000	207
	Koei Tecmo Holdings Co. Ltd.	10,800	207
	Saibu Gas Co. Ltd.	88,000	206
	Keiyo Bank Ltd.	49,000	206
	Yaoko Co. Ltd.	4,900	206
	Kokuyo Co. Ltd.	15,400	204
	Maeda Road Construction Co. Ltd.	11,000	203
	NTT Urban Development Corp.	22,100	203
	Mitsubishi Pencil Co. Ltd.	4,000	200
	Hitachi Capital Corp.	8,900	199
	FCC Co. Ltd.	8,900	196
	North Pacific Bank Ltd.	52,400	195
	Takara Standard Co. Ltd.	10,500	195
	Musashino Bank Ltd.	7,000	193
^	GungHo Online Entertainment Inc.	74,800	189
^	Nissha Printing Co. Ltd.	7,800	189
	Gunze Ltd.	56,000	188
	Ryosan Co. Ltd.	6,100	188
	Fuyo General Lease Co. Ltd.	3,700	188
	Tokai Rika Co. Ltd.	10,000	188
	Ichigo Inc.	42,900	186
	Tomy Co. Ltd.	17,200	186
	ASKUL Corp.	4,500	185
	Inaba Denki Sangyo Co. Ltd.	5,100	185
	Toho Holdings Co. Ltd.	8,800	185
	Totetsu Kogyo Co. Ltd.	6,500	184
	Meitec Corp.	5,400	184
	GMO Payment Gateway Inc.	4,000	184
*,^	Aiful Corp.	60,300	183
	Fuji Oil Holdings Inc.	9,500	183
	Fujitec Co. Ltd.	16,000	183
	KYB Corp.	40,000	183
	Nanto Bank Ltd.	4,800	182
	Bank of Okinawa Ltd.	5,180	182
	Matsuya Foods Co. Ltd.	5,600	182
	Fuji Seal International Inc.	4,400	181
	GMO Internet Inc.	13,500	180
	Jafco Co. Ltd.	5,400	179
	Sakata Seed Corp.	6,200	178
	Hokuetsu Kishu Paper Co. Ltd.	28,500	178
	Noritz Corp.	8,600	178
	Takeuchi Manufacturing Co. Ltd.	9,200	178
	Nippon Flour Mills Co. Ltd.	12,000	177
	DCM Holdings Co. Ltd.	20,200	177
	Kyoritsu Maintenance Co. Ltd.	2,936	176
	Gurunavi Inc.	6,400	175
	Cosmo Energy Holdings Co. Ltd.	13,400	175
	Asatsu-DK Inc.	6,300	175
	Sanyo Special Steel Co. Ltd.	34,000	174
	Okamoto Industries Inc.	16,000	173
	Nichi-iko Pharmaceutical Co. Ltd.	9,650	173
*,^	euglena Co. Ltd.	12,700	173
	Central Glass Co. Ltd.	42,000	172
	Unipres Corp.	8,900	172
	Okamura Corp.	17,500	172
	Kissei Pharmaceutical Co. Ltd.	6,548	171
	Hitachi Zosen Corp.	34,000	171
	Tokyo Dome Corp.	18,000	171
	Toho Bank Ltd.	45,000	171

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Sumitomo Mitsui Construction Co. Ltd.	179,100	171
Okinawa Electric Power Co. Inc.	7,325	170
Transcosmos Inc.	6,700	170
Kuroda Electric Co. Ltd.	8,700	169
Tokyu Construction Co. Ltd.	16,700	169
Nippon Steel & Sumikin Bussan Corp.	4,600	169
Exedy Corp.	5,900	169
Sumitomo Bakelite Co. Ltd.	31,000	168
Nisshin Oillio Group Ltd.	37,000	168
Kanamoto Co. Ltd.	7,000	168
^ Daio Paper Corp.	14,000	168
Nihon Unisys Ltd.	13,700	167
Hyakujushi Bank Ltd.	49,000	167
Shima Seiki Manufacturing Ltd.	5,900	166
Daikyonishikawa Corp.	12,800	166
Daiseki Co. Ltd.	8,000	164
Yodogawa Steel Works Ltd.	6,000	164
Matsui Securities Co. Ltd.	20,400	163
^ COLOPL Inc.	11,300	162
PALTAC Corp.	6,600	162
TPR Co. Ltd.	5,600	162
Tokyo TY Financial Group Inc.	5,049	162
Gree Inc.	29,100	161
Japan Securities Finance Co. Ltd.	36,300	161
^ Jin Co. Ltd.	3,100	161
Adastria Co. Ltd.	6,140	161
Canon Marketing Japan Inc.	9,300	161
^ EDION Corp.	18,100	160
Senko Co. Ltd.	23,000	159
Aichi Steel Corp.	3,300	159
Fukui Bank Ltd.	60,000	159
Hyakugo Bank Ltd.	43,000	158
HIS Co. Ltd.	5,800	158
Hokuetsu Bank Ltd.	6,700	158
TOMONY Holdings Inc.	30,600	158
Hogy Medical Co. Ltd.	2,400	158
Japan Aviation Electronics Industry Ltd.	11,000	158
Yamanashi Chuo Bank Ltd.	32,000	157
Saizeriya Co. Ltd.	5,900	155
Bank of Nagoya Ltd.	4,400	155
Nissan Shatai Co. Ltd.	15,000	155
cocokara fine Inc.	4,000	155
Kato Sangyo Co. Ltd.	6,400	154
Toyo Ink SC Holdings Co. Ltd.	33,000	153
Earth Chemical Co. Ltd.	3,300	153
United Arrows Ltd.	5,500	150
PanaHome Corp.	20,000	149
Accordia Golf Co. Ltd.	14,700	148
Kohnan Shoji Co. Ltd.	7,500	148
Itochu-Shokuhin Co. Ltd.	3,700	148
Japan Pulp & Paper Co. Ltd.	44,000	147
NEC Capital Solutions Ltd.	8,800	147
Iino Kaiun Kaisha Ltd.	39,400	147
Komeri Co. Ltd.	6,000	147
Yuasa Trading Co. Ltd.	6,100	146
United Super Markets Holdings Inc.	16,160	146
ZERIA Pharmaceutical Co. Ltd.	8,700	146
Eighteenth Bank Ltd.	47,000	146
Nichiha Corp.	5,900	146
Nippon Signal Company Ltd.	16,400	146
Hiday Hidaka Corp.	5,832	145
Nachi-Fujikoshi Corp.	38,000	144
Hokuto Corp.	7,400	144
Kameda Seika Co. Ltd.	2,749	144

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Meidensha Corp.	43,000	144
G-Tekt Corp.	7,500	142
Tokyo Steel Manufacturing Co. Ltd.	20,500	142
Sekisui Jushi Corp.	8,600	142
Eagle Industry Co. Ltd.	9,900	141
Nishimatsuya Chain Co. Ltd.	10,000	141
CKD Corp.	11,300	141
Joyful Honda Co. Ltd.	5,094	141
Nagatanien Holdings Co. Ltd.	11,000	140
Siix Corp.	3,500	140
Ehime Bank Ltd.	10,600	140
Bank of Iwate Ltd.	3,300	139
Takuma Co. Ltd.	15,000	138
Zojirushi Corp.	10,000	138
Chiyoda Co. Ltd.	5,800	138
Token Corp.	1,900	137
Takara Bio Inc.	9,500	137
Futaba Corp.	8,400	137
Taikisha Ltd.	5,400	136
Tokushu Tokai Paper Co. Ltd.	4,000	136
Chofu Seisakusho Co. Ltd.	5,300	136
Morita Holdings Corp.	9,000	136
Nippon Seiki Co. Ltd.	7,000	135
Anritsu Corp.	25,500	135
Kanematsu Corp.	82,000	135
* Nippon Sheet Glass Co. Ltd.	16,574	135
Yamagata Bank Ltd.	31,000	134
Life Corp.	4,100	133
Relia Inc.	13,700	131
Taiyo Holdings Co. Ltd.	3,500	131
Maruzen Showa Unyu Co. Ltd.	32,000	130
Paramount Bed Holdings Co. Ltd.	3,400	129
Nippon Densetsu Kogyo Co. Ltd.	7,100	129
Kisoji Co. Ltd.	6,000	129
Sankyo Tateyama Inc.	8,200	129
Marudai Food Co. Ltd.	27,000	129
Showa Sangyo Co. Ltd.	24,000	128
NS United Kaiun Kaisha Ltd.	92,000	128
NS Solutions Corp.	6,700	128
Daikyo Inc.	59,000	127
Kureha Corp.	3,300	126
Fuji Kyuko Co. Ltd.	11,000	126
Daisan Bank Ltd.	7,400	125
Key Coffee Inc.	6,300	125
Osaki Electric Co. Ltd.	13,000	125
Katakura Industries Co. Ltd.	10,200	124
Towa Bank Ltd.	117,000	124
Nagaileben Co. Ltd.	5,600	123
TOC Co. Ltd.	13,600	123
Keihin Corp.	7,500	123
Japan Petroleum Exploration Co. Ltd.	5,600	123
Kusuri No Aoki Co. Ltd.	2,400	122
Hitachi Maxell Ltd.	6,700	122
Osaka Steel Co. Ltd.	6,500	122
Daihen Corp.	21,000	122
Tokai Carbon Co. Ltd.	40,000	122
Sato Holdings Corp.	5,500	121
Seiko Holdings Corp.	37,000	121
Toshiba Plant Systems & Services Corp.	7,500	121
Kasai Kogyo Co. Ltd.	10,600	120
Nissin Electric Co. Ltd.	9,000	120
Eizo Corp.	3,800	120
Takara Leben Co. Ltd.	17,600	119
Dip Corp.	4,500	119

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Dexerials Corp.	14,800	119
^ Japan Display Inc.	60,300	119
Sanyo Electric Railway Co. Ltd.	23,907	118
Sumitomo Warehouse Co. Ltd.	22,000	118
Matsuda Sangyo Co. Ltd.	8,300	116
Aichi Bank Ltd.	2,100	116
Topy Industries Ltd.	5,000	116
* Toshiba TEC Corp.	26,000	116
Royal Holdings Co. Ltd.	6,700	116
Chukyo Bank Ltd.	5,200	115
Aeon Delight Co. Ltd.	3,900	115
Senshukai Co. Ltd.	17,000	115
* Infomart Corp.	9,700	115
Nichiden Corp.	4,000	114
Akita Bank Ltd.	34,000	114
Oita Bank Ltd.	30,000	114
Fancl Corp.	7,500	113
VT Holdings Co. Ltd.	21,100	113
NET One Systems Co. Ltd.	15,600	113
Raito Kogyo Co. Ltd.	9,400	113
Tosho Co. Ltd.	2,600	113
SMS Co. Ltd.	4,300	112
Fuji Soft Inc.	4,200	112
Rock Field Co. Ltd.	8,000	111
Nitto Boseki Co. Ltd.	34,000	111
Kyoei Steel Ltd.	5,800	110
Kita-Nippon Bank Ltd.	3,700	110
Doutor Nichires Holdings Co. Ltd.	5,500	110
Seiren Co. Ltd.	9,400	110
TSI Holdings Co. Ltd.	19,400	109
Ryobi Ltd.	27,000	109
Iseki & Co. Ltd.	44,000	109
IBJ Leasing Co. Ltd.	5,200	109
Unizo Holdings Co. Ltd.	3,900	109
Kitz Corp.	18,900	109
Mizuno Corp.	20,000	108
NichiiGakkan Co. Ltd.	12,900	107
V Technology Co. Ltd.	900	107
Nomura Co. Ltd.	6,600	107
Nikkiso Co. Ltd.	12,100	107
Hosiden Corp.	14,400	107
Toridoll Holdings Corp.	4,600	107
AOKI Holdings Inc.	8,800	106
Mirait Holdings Corp.	12,000	106
Nippon Soda Co. Ltd.	24,000	106
Open House Co. Ltd.	5,000	106
Dydo Drinco Inc.	1,900	105
Nichicon Corp.	12,200	105
Toei Co. Ltd.	13,000	104
Nitto Kohki Co. Ltd.	4,500	104
J Trust Co. Ltd.	12,700	104
Tokyo Rope Manufacturing Co. Ltd.	6,300	104
Obara Group Inc.	2,400	103
Ci:z Holdings Co. Ltd.	3,600	103
Cawachi Ltd.	4,000	103
Sanken Electric Co. Ltd.	29,000	103
Yushin Precision Equipment Co. Ltd.	4,400	102
* Outsourcing Inc.	2,700	102
Heiwa Real Estate Co. Ltd.	7,200	102
T Hasegawa Co. Ltd.	5,800	102
Fuso Chemical Co. Ltd.	4,800	102
Daibiru Corp.	11,700	102
* Pioneer Corp.	41,100	101
^ Tekken Corp.	31,000	101

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Oiles Corp.	5,560	101
	Kanto Denka Kogyo Co. Ltd.	12,000	101
	Futaba Industrial Co. Ltd.	16,800	100
	Starts Corp. Inc.	5,400	100
	Descente Ltd.	7,200	100
	Hokkaido Gas Co. Ltd.	39,000	100
	Kintetsu World Express Inc.	7,300	99
^	TOKAI Holdings Corp.	15,400	99
	Milbon Co. Ltd.	2,200	99
	Pacific Industrial Co. Ltd.	8,000	98
	Kadokawa Dwango Corp.	6,636	98
	Nippon Ceramic Co. Ltd.	5,300	98
	Mani Inc.	4,200	98
	Toho Zinc Co. Ltd.	28,000	98
	Pack Corp.	3,600	98
	Doshisha Co. Ltd.	4,700	97
	Axial Retailing Inc.	2,699	97
	Noevir Holdings Co. Ltd.	3,200	97
	Kura Corp.	1,900	96
	Eiken Chemical Co. Ltd.	3,500	96
	Internet Initiative Japan Inc.	5,400	95
*,^	W-Scope Corp.	5,300	95
	SKY Perfect JSAT Holdings Inc.	19,100	95
	Aomori Bank Ltd.	28,000	95
	Tachi-S Co. Ltd.	5,700	95
	Prima Meat Packers Ltd.	26,000	94
	Sintokogio Ltd.	10,800	94
	Osaka Soda Co. Ltd.	22,000	94
	Neturen Co. Ltd.	11,600	94
	Round One Corp.	13,300	94
	Kobe Bussan Co. Ltd.	3,000	94
	Asahi Diamond Industrial Co. Ltd.	12,600	94
	Alpine Electronics Inc.	7,000	93
	Sankyo Seiko Co. Ltd.	28,400	93
^	Yonex Co. Ltd.	2,100	93
	Furukawa Co. Ltd.	58,000	93
	Kyokuyo Co. Ltd.	3,500	92
	Kotobuki Spirits Co. Ltd.	3,900	92
	Heiwado Co. Ltd.	4,400	92
	Fujicco Co. Ltd.	4,000	92
	Stella Chemifa Corp.	2,600	91
	ESPEC Corp.	7,500	91
	Ichibanya Co. Ltd.	2,400	91
^	Next Co. Ltd.	10,800	91
	NEC Networks & System Integration Corp.	5,100	91
	Nishio Rent All Co. Ltd.	3,000	91
	Monex Group Inc.	39,500	91
*	Pacific Metals Co. Ltd.	30,000	90
	Aida Engineering Ltd.	10,500	90
	Komori Corp.	7,100	90
	Inageya Co. Ltd.	6,647	90
	Elecom Co. Ltd.	4,400	90
	As One Corp.	2,000	90
	Bank of Saga Ltd.	34,000	89
	TKC Corp.	3,000	89
	Kenko Mayonnaise Co. Ltd.	2,400	88
	ASKA Pharmaceutical Co. Ltd.	5,100	88
	Menicon Co. Ltd.	3,100	88
	Takaoka Toko Co. Ltd.	4,800	88
	Atom Corp.	13,249	88
^	METAWATER Co. Ltd.	3,200	87
	Godo Steel Ltd.	5,000	87
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	87
	Shinko Plantech Co. Ltd.	11,700	87

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
NSD Co. Ltd.	5,390	87
Mitsubishi Steel Manufacturing Co. Ltd.	48,000	86
Press Kogyo Co. Ltd.	17,600	86
Qol Co. Ltd.	5,400	85
Ohsho Food Service Corp.	2,200	85
Wacom Co. Ltd.	28,000	84
Japan Digital Laboratory Co. Ltd.	5,400	84
* Fujiya Co. Ltd.	43,000	84
Seikagaku Corp.	5,200	83
Konishi Co. Ltd.	7,000	83
Tokyo Electron Device Ltd.	5,800	83
Tsugami Corp.	15,000	82
Ines Corp.	7,400	82
Funai Soken Holdings Inc.	5,300	82
Bando Chemical Industries Ltd.	8,500	82
Toyo Kanetsu KK	36,000	82
Nissin Kogyo Co. Ltd.	5,500	81
Financial Products Group Co. Ltd.	9,300	81
Toyo Kohan Co. Ltd.	27,100	81
Micronics Japan Co. Ltd.	7,000	81
FIDEA Holdings Co. Ltd.	44,900	81
Foster Electric Co. Ltd.	4,400	81
Zenrin Co. Ltd.	4,600	80
Hibiya Engineering Ltd.	5,100	80
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,000	80
Daiwabo Holdings Co. Ltd.	33,000	80
Create Restaurants Holdings Inc.	8,400	80
BML Inc.	3,000	80
Konoike Transport Co. Ltd.	6,000	79
Belluna Co. Ltd.	11,900	79
Nippon Valqua Industries Ltd.	5,800	79
Dunlop Sports Co. Ltd.	8,000	79
Tokyo Broadcasting System Holdings Inc.	5,000	79
Sakai Chemical Industry Co. Ltd.	22,000	78
Plenus Co. Ltd.	3,800	78
* Miroku Jyoho Service Co. Ltd.	4,000	78
kabu.com Securities Co. Ltd.	24,800	78
Ricoh Leasing Co. Ltd.	2,700	78
Kansai Urban Banking Corp.	7,000	78
* Unitika Ltd.	115,000	78
San-Ai Oil Co. Ltd.	11,000	78
Asahi Holdings Inc.	4,300	77
Shinmaywa Industries Ltd.	10,000	77
Sakata INX Corp.	5,900	77
Giken Ltd.	4,400	77
COOKPAD Inc.	8,100	77
Tosei Corp.	10,200	76
Riso Kagaku Corp.	4,400	76
Vital KSK Holdings Inc.	7,200	76
Sanshin Electronics Co. Ltd.	8,600	76
Honeys Co. Ltd.	6,460	76
Kurabo Industries Ltd.	38,000	76
Advan Co. Ltd.	8,200	76
Mitsubishi Shokuhin Co. Ltd.	2,300	75
Toyo Engineering Corp.	22,000	75
Jeol Ltd.	18,000	75
Benefit One Inc.	2,600	75
Macnica Fuji Electronics Holdings Inc.	6,000	75
Toyo Corp.	7,800	75
Daiken Corp.	3,600	75
Nohmi Bosai Ltd.	5,000	75
Jaccs Co. Ltd.	19,000	75
Anicom Holdings Inc.	3,300	74
Hioki EE Corp.	3,800	74

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Taihei Dengyo Kaisha Ltd.	7,000	73
Sanki Engineering Co. Ltd.	8,000	73
Max Co. Ltd.	6,000	72
Tsubaki Nakashima Co. Ltd.	4,500	72
Kamei Corp.	7,500	71
Fuji Co. Ltd.	3,400	71
Optex Co. Ltd.	2,800	71
Ringer Hut Co. Ltd.	2,800	71
Fukuda Corp.	6,000	71
Ichiyoshi Securities Co. Ltd.	9,400	70
Istyle Inc.	8,900	70
Piolax Inc.	1,100	70
Tamura Corp.	17,000	70
Trancom Co. Ltd.	1,200	70
Bank of the Ryukyus Ltd.	5,300	70
Fujibo Holdings Inc.	2,200	70
Tsukui Corp.	10,600	70
Pressance Corp.	6,000	69
Create SD Holdings Co. Ltd.	3,300	69
Tv Tokyo Holdings Corp.	3,000	69
Hitachi Koki Co. Ltd.	8,100	69
Shikoku Bank Ltd.	29,000	68
Fukushima Industries Corp.	2,000	68
Yamazen Corp.	8,500	68
T-Gaia Corp.	4,400	68
Tochigi Bank Ltd.	14,000	67
* Japan Material Co. Ltd.	1,900	67
Tocalo Co. Ltd.	3,000	67
Mitsuba Corp.	4,600	67
Shikoku Chemicals Corp.	7,000	67
EPS Holdings Inc.	5,100	67
Canon Electronics Inc.	4,300	67
Daidoh Ltd.	16,900	67
Shibuya Corp.	3,200	66
Namura Shipbuilding Co. Ltd.	10,900	66
Bunka Shutter Co. Ltd.	8,000	66
Toho Co. Ltd. (Tokyo Shares 8142)	2,800	66
Daiho Corp.	12,000	66
Shizuoka Gas Co. Ltd.	8,400	66
Japan Wool Textile Co. Ltd.	9,000	66
Toppan Forms Co. Ltd.	6,600	66
OBIC Business Consultants Co. Ltd.	1,400	66
Anest Iwata Corp.	6,500	65
Riken Vitamin Co. Ltd.	1,500	65
Yondoshi Holdings Inc.	2,600	65
Sakai Moving Service Co. Ltd.	3,000	65
* Rokko Butter Co. Ltd.	2,400	65
Aisan Industry Co. Ltd.	7,900	64
Goldwin Inc.	1,400	64
Star Micronics Co. Ltd.	4,500	64
JVC Kenwood Corp.	23,600	64
Musashi Seimitsu Industry Co. Ltd.	2,600	64
Sanyo Chemical Industries Ltd.	1,400	63
Nissin Corp.	19,000	63
Systena Corp.	3,600	63
Chudenko Corp.	3,000	62
Kourakuen Holdings Corp.	4,200	62
Inabata & Co. Ltd.	5,700	62
UKC Holdings Corp.	3,700	62
St. Marc Holdings Co. Ltd.	2,200	62
Toyo Construction Co. Ltd.	14,700	61
Shibusawa Warehouse Co. Ltd.	21,000	61
Nippon Koei Co. Ltd.	13,000	61
OSJB Holdings Corp.	25,600	61

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Mitsuboshi Belting Ltd.	7,000	60
	Taisei Lamick Co. Ltd.	2,100	60
*,^	Mitsumi Electric Co. Ltd.	9,900	60
	Sodick Co. Ltd.	8,000	60
	TV Asahi Holdings Corp.	3,200	60
	Marusan Securities Co. Ltd.	7,200	60
	Nitta Corp.	2,300	60
	Nippon Thompson Co. Ltd.	15,000	59
	Nippon Parking Development Co. Ltd.	43,500	59
	Fujimi Inc.	3,800	59
	Takasago International Corp.	2,200	59
	Koa Corp.	6,400	59
	Justsystems Corp.	6,000	59
	Yahagi Construction Co. Ltd.	6,400	59
	Mie Kotsu Group Holdings Inc.	15,900	59
	Sanyo Denki Co. Ltd.	9,000	58
	Chugoku Marine Paints Ltd.	8,000	58
	Tokai Corp.	1,700	58
	Tokyo Energy & Systems Inc.	6,000	58
	DTS Corp.	2,600	58
^	Keiyo Co. Ltd.	11,400	58
^	Right On Co. Ltd.	5,800	57
	J-Oil Mills Inc.	1,600	57
^	Pasona Group Inc.	6,700	57
	Maruwa Co. Ltd.	1,500	57
*	Kintetsu Department Store Co. Ltd.	17,000	57
	Sumitomo Riko Co. Ltd.	5,900	57
	Miyazaki Bank Ltd.	20,000	56
	Shindengen Electric Manufacturing Co. Ltd.	13,000	56
*	Nissei Build Kogyo Co. Ltd.	12,000	56
	Itochu Enex Co. Ltd.	7,300	56
	Tsukishima Kikai Co. Ltd.	5,000	56
	Clarion Co. Ltd.	17,000	56
	Sanden Holdings Corp.	18,000	56
	Mars Engineering Corp.	2,800	56
	Oyo Corp.	4,800	56
	JCR Pharmaceuticals Co. Ltd.	2,200	55
	Kato Works Co. Ltd.	2,200	55
	Fudo Tetra Corp.	31,300	55
	JSP Corp.	2,300	55
*,^	OSAKA Titanium Technologies Co. Ltd.	4,100	55
	Sogo Medical Co. Ltd.	1,800	55
	Ryoyo Electro Corp.	4,300	55
	Alpen Co. Ltd.	3,000	55
	Shinwa Co. Ltd.	3,600	55
	Nihon Chouzai Co. Ltd.	1,300	54
*	Vector Inc.	4,600	54
	Chiba Kogyo Bank Ltd.	12,200	54
	Mitsui Sugar Co. Ltd.	2,400	54
^	Marvelous Inc.	7,600	54
	Daido Metal Co. Ltd.	5,000	54
	Cosel Co. Ltd.	4,500	54
	Digital Arts Inc.	2,000	54
*	Chiyoda Integre Co. Ltd.	2,600	54
	Michinoku Bank Ltd.	27,000	54
	Yushiro Chemical Industry Co. Ltd.	3,858	53
	Minato Bank Ltd.	2,900	53
	Belc Co. Ltd.	1,300	53
	Mitani Sekisan Co. Ltd.	2,100	52
	Elematec Corp.	3,100	52
	Onoken Co. Ltd.	4,200	52
	Union Tool Co.	2,000	52
^	Nippon Synthetic Chemical Industry Co. Ltd.	6,000	52
	Wowow Inc.	1,800	51

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Sinfonia Technology Co. Ltd.	28,000	51
YAMABIKO Corp.	5,200	51
Yurtec Corp.	7,000	51
^ Japan Cash Machine Co. Ltd.	3,600	51
Hakuto Co. Ltd.	5,492	51
^ Kumiai Chemical Industry Co. Ltd.	9,000	51
Aiphone Co. Ltd.	2,900	51
Amuse Inc.	3,000	51
* CMK Corp.	9,600	51
Bell System24 Holdings Inc.	5,400	51
Toa Corp. (Tokyo Shares 1885)	2,400	51
Ihara Chemical Industry Co. Ltd.	5,900	50
BRONCO BILLY Co. Ltd.	1,700	50
Megachips Corp.	2,500	50
Shinnihon Corp.	5,200	50
Nittetsu Mining Co. Ltd.	1,200	50
Nitto Kogyo Corp.	3,400	50
Fujimori Kogyo Co. Ltd.	2,000	50
Kaga Electronics Co. Ltd.	3,400	50
Tokyotokeiba Co. Ltd.	25,000	49
Modec Inc.	2,900	49
Yorozu Corp.	3,100	49
Melco Holdings Inc.	1,800	49
^ Toho Titanium Co. Ltd.	7,300	49
Itoki Corp.	7,900	49
Tenma Corp.	2,800	48
Japan Transcity Corp.	13,000	48
Shimizu Bank Ltd.	1,600	48
Prestige International Inc.	6,400	48
Fujikura Kasei Co. Ltd.	8,000	48
* Mitsubishi Paper Mills Ltd.	7,300	48
Noritake Co. Ltd.	2,100	48
Kitagawa Iron Works Co. Ltd.	2,800	48
Maeda Kosen Co. Ltd.	4,300	48
Avex Group Holdings Inc.	3,600	48
Yokohama Reito Co. Ltd.	4,700	48
Shin-Etsu Polymer Co. Ltd.	7,100	47
Teikoku Sen-I Co. Ltd.	3,200	47
Tanseisha Co. Ltd.	6,300	47
Yomiuri Land Co. Ltd.	11,000	47
Goldcrest Co. Ltd.	2,600	47
Showa Corp.	7,200	47
Takiron Co. Ltd.	10,000	47
Dai Nippon Toryo Co. Ltd.	22,000	47
Koatsu Gas Kogyo Co. Ltd.	7,000	47
WATAMI Co. Ltd.	4,300	47
* Ishihara Sangyo Kaisha Ltd.	6,100	46
* Daito Pharmaceutical Co. Ltd.	2,100	46
Meisei Industrial Co. Ltd.	9,000	46
SMK Corp.	12,000	46
Torishima Pump Manufacturing Co. Ltd.	4,200	45
Nippon Road Co. Ltd.	11,000	45
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	45
Sumitomo Seika Chemicals Co. Ltd.	1,200	45
CONEXIO Corp.	3,300	45
Kurimoto Ltd.	2,400	45
Toa Corp. (Tokyo Shares 6809)	4,900	45
PAL GROUP Holdings Co. Ltd.	1,800	45
Daiichi Jitsugyo Co. Ltd.	8,000	44
Kyodo Printing Co. Ltd.	13,000	44
Yokogawa Bridge Holdings Corp.	4,000	44
* Wellnet Corp.	3,500	44
Nippon Kanzai Co. Ltd.	3,000	44
HI-LEX Corp.	1,600	44

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Tsurumi Manufacturing Co. Ltd.	3,000	44
	Tsukuba Bank Ltd.	14,600	44
	Xebio Holdings Co. Ltd.	2,800	43
	Arata Corp.	1,900	43
	Jimoto Holdings Inc.	25,700	43
	Enplas Corp.	1,400	43
	Fujita Kanko Inc.	13,000	43
	Tonami Holdings Co. Ltd.	16,000	43
	ASAHI YUKIZAI Corp.	22,000	43
	Shinko Electric Industries Co. Ltd.	6,600	43
	Starzen Co. Ltd.	800	42
	Komatsu Seiren Co. Ltd.	6,800	42
	Daikokutenbussan Co. Ltd.	900	42
	Sanyo Shokai Ltd.	26,000	42
	F@N Communications Inc.	5,600	42
	Okabe Co. Ltd.	4,900	42
	Daiwa Industries Ltd.	4,800	42
	Zuiko Corp.	1,100	42
	Arcland Service Holdings Co. Ltd.	1,400	42
	Mitsubishi Kakoki Kaisha Ltd.	21,000	41
	Towa Pharmaceutical Co. Ltd.	1,100	41
*	KNT-CT Holdings Co. Ltd.	37,000	41
	Matsuya Co. Ltd.	5,100	41
^	Nippon Carbon Co. Ltd.	21,000	41
	Tosho Printing Co. Ltd.	9,000	41
	Idec Corp.	4,500	40
	Riken Corp.	1,100	40
	Pronexus Inc.	3,800	40
	Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	40
	Information Services International-Dentsu Ltd.	2,300	40
	Furuno Electric Co. Ltd.	5,100	39
	Kyokuto Securities Co. Ltd.	2,700	39
	Denki Kogyo Co. Ltd.	7,000	39
	Roland DG Corp.	1,600	38
	Sumitomo Densetsu Co. Ltd.	3,400	38
	S Foods Inc.	1,400	37
	Kitano Construction Corp.	14,000	37
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	37
*	SWCC Showa Holdings Co. Ltd.	52,000	37
	Ateam Inc.	1,600	36
	Mitsui-Soko Holdings Co. Ltd.	12,000	36
	Sumitomo Real Estate Sales Co. Ltd.	1,600	36
	Nihon Trim Co. Ltd.	800	36
	Broadleaf Co. Ltd.	3,200	36
	Toyo Tanso Co. Ltd.	2,500	36
	Juki Corp.	4,800	36
	Torii Pharmaceutical Co. Ltd.	1,500	35
	Nippon Denko Co. Ltd.	18,500	34
	Sun Frontier Fudousan Co. Ltd.	3,600	34
	Geo Holdings Corp.	2,700	34
	Wakita & Co. Ltd.	4,000	34
	Hamakyorex Co. Ltd.	1,800	34
	Arcland Sakamoto Co. Ltd.	2,800	33
	Tamron Co. Ltd.	1,900	33
	Nippon Chemi-Con Corp.	19,000	33
^	PC Depot Corp.	6,720	33
	Nihon Nohyaku Co. Ltd.	6,000	33
	Toshiba Machine Co. Ltd.	9,000	33
	Kappa Create Co. Ltd.	2,800	32
	Sac's Bar Holdings Inc.	3,000	32
	IDOM Inc.	6,100	32
^	Happinet Corp.	3,000	32
	AOI Electronics Co. Ltd.	1,300	32
*,^	Laox Co. Ltd.	3,900	31

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Kobelco Eco-Solutions Co. Ltd.	8,000	31
	Nippon Chemiphar Co. Ltd.	752	31
*	Nippon Sharyo Ltd.	12,000	30
	Gecoss Corp.	3,200	29
	Nippon Yakin Kogyo Co. Ltd.	19,500	29
	Takamatsu Construction Group Co. Ltd.	1,200	28
	C Uyemura & Co. Ltd.	600	28
	Mito Securities Co. Ltd.	12,000	28
	Yellow Hat Ltd.	1,300	28
	Showa Aircraft Industry Co. Ltd.	3,000	27
*,^	KLab Inc.	4,300	26
	Joshin Denki Co. Ltd.	3,000	26
	Mitsui High-Tec Inc.	3,500	23
	Jamco Corp.	1,100	23
	Chuetsu Pulp & Paper Co. Ltd.	10,000	22
	Future Corp.	3,200	21
	Chugai Ro Co. Ltd.	11,000	21
	Okuwa Co. Ltd.	2,000	21
*,^	Akebono Brake Industry Co. Ltd.	10,700	20
	Japan Drilling Co. Ltd.	900	20
	Nissei ASB Machine Co. Ltd.	1,000	18
	Zuken Inc.	1,600	16
	Funai Electric Co. Ltd.	2,000	16
	Tabuchi Electric Co. Ltd.	4,200	13
*,^	Takata Corp.	3,700	13
	Aderans Co. Ltd.	2,000	12
			751,758
Malaysia (0.4%)
	Public Bank Bhd. (Local)	623,466	2,951
	Tenaga Nasional Bhd.	741,970	2,535
	Malayan Banking Bhd.	1,116,776	2,103
	CIMB Group Holdings Bhd.	1,174,852	1,407
	Sime Darby Bhd.	685,375	1,338
	Axiata Group Bhd.	924,251	1,084
	Petronas Chemicals Group Bhd.	600,489	1,002
	DiGi.Com Bhd.	775,500	930
	Petronas Gas Bhd.	166,800	873
	Genting Bhd.	464,500	868
	IHH Healthcare Bhd.	565,820	863
	IOI Corp. Bhd.	733,940	787
	Maxis Bhd.	528,400	751
	Genting Malaysia Bhd.	635,800	722
	Kuala Lumpur Kepong Bhd.	104,500	597
	MISC Bhd.	295,956	531
	Gamuda Bhd.	446,400	523
	IJM Corp. Bhd.	664,420	523
	PPB Group Bhd.	119,700	460
	AMMB Holdings Bhd.	441,700	442
	YTL Corp. Bhd.	1,138,466	432
	Hong Leong Bank Bhd.	125,800	399
*	SapuraKencana Petroleum Bhd.	966,695	372
	Petronas Dagangan Bhd.	59,700	332
	British American Tobacco Malaysia Bhd.	27,500	325
	Telekom Malaysia Bhd.	205,300	320
	Dialog Group Bhd.	837,748	309
2	Astro Malaysia Holdings Bhd.	432,787	294
	RHB Bank Bhd.	236,950	273
	Malaysia Airports Holdings Bhd.	165,800	262
	IOI Properties Group Bhd.	447,897	261
	HAP Seng Consolidated Bhd.	137,400	255
	KPJ Healthcare Bhd.	216,100	216
	Top Glove Corp. Bhd.	181,800	214
	Alliance Financial Group Bhd.	217,900	207
	Berjaya Sports Toto Bhd.	272,531	207

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Felda Global Ventures Holdings Bhd.	430,800	206
Malakoff Corp. Bhd.	557,800	206
Bursa Malaysia Bhd.	99,300	205
Sunway REIT	466,000	205
My EG Services Bhd.	349,100	203
YTL Power International Bhd.	554,718	202
Westports Holdings Bhd.	188,600	198
UMW Holdings Bhd.	121,600	172
Hartalega Holdings Bhd.	147,000	172
AirAsia Bhd.	258,800	171
Hong Leong Financial Group Bhd.	45,442	170
TIME dotCom Bhd.	86,600	165
Lafarge Malaysia Bhd.	85,200	164
Genting Plantations Bhd.	58,800	154
Inari Amertron Bhd.	189,825	152
KLCCP Stapled Group	73,300	139
Sunway Bhd.	177,043	132
Kossan Rubber Industries	81,600	131
Bumi Armada Bhd.	764,850	128
Press Metal Bhd.	119,600	124
Mah Sing Group Bhd.	305,050	111
WCT Holdings Bhd.	264,420	107
Cahya Mata Sarawak Bhd.	115,100	105
QL Resources Bhd.	92,700	98
Media Prima Bhd.	339,000	97
Yinson Holdings Bhd.	121,600	91
Unisem M Bhd.	143,400	87
Pavilion REIT	203,500	85
Berjaya Corp. Bhd.	1,072,100	83
Malaysia Building Society Bhd.	380,100	83
MMC Corp. Bhd.	144,100	82
* UMW Oil & Gas Corp. Bhd.	374,900	76
Pos Malaysia Bhd.	77,300	74
Muhibbah Engineering M Bhd.	115,500	63
* Eco World Development Group Bhd.	194,600	63
Aeon Co. M Bhd.	93,100	63
UEM Sunrise Bhd.	200,900	54
Bermaz Auto Bhd.	97,020	53
VS Industry Bhd.	154,600	52
OSK Holdings Bhd.	139,400	50
* Syarikat Takaful Malaysia Bhd.	43,900	44
DRB-Hicom Bhd.	145,200	44
* KNM Group Bhd.	420,500	40
* Dayang Enterprise Holdings Bhd.	177,900	36
Puncak Niaga Holdings Bhd.	140,200	36
Malaysian Resources Corp. Bhd.	107,900	35
Eastern & Oriental Bhd.	92,004	34
Supermax Corp. Bhd.	58,600	30
Datasonic Group Bhd.	87,200	30
* Gamuda Bhd. Warrants Exp. 03/06/2021	73,000	23
* Mulpha International Bhd.	376,800	19
Coastal Contracts Bhd.	47,000	17
* Parkson Holdings Bhd.	81,552	15
* Mudajaya Group Bhd.	61,100	14
Gas Malaysia Bhd.	22,200	14
TA Enterprise Bhd.	118,100	14
* Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	6
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	5
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	3
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	2
Sunway Construction Group Bhd.	5,294	2
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	34,850	2
* KPJ Healthcare Warrants Exp. 01/23/2019	12,000	2
* RHB Captial BHD	116,200	1

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	1
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	1
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	23,257	1
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	1
* Mah Sing Group Warrants Exp. 01/15/2026	15,015	—
		31,416
Malta (0.0%)
* BGP Holdings PLC	197,753	—

Mexico (0.5%)
Fomento Economico Mexicano SAB de CV	450,748	4,324
America Movil SAB de CV	6,097,109	4,039
Grupo Aeroportuario del Pacifico SAB de CV ADR	31,500	3,044
Grupo Financiero Banorte SAB de CV	473,564	2,789
Grupo Televisa SAB	519,300	2,555
* Cemex SAB de CV	2,909,763	2,519
Wal-Mart de Mexico SAB de CV	1,170,600	2,477
Grupo Mexico SAB de CV Class B	816,147	2,011
Grupo Bimbo SAB de CV Class A	399,800	1,077
Fibra Uno Administracion SA de CV	559,640	1,068
Alfa SAB de CV Class A	570,600	865
Grupo Aeroportuario del Sureste SAB de CV Class B	45,131	718
Coca-Cola Femsa SAB de CV	91,000	684
Grupo Financiero Inbursa SAB de CV	420,700	683
Industrias Penoles SAB de CV	27,275	661
Grupo Financiero Santander Mexico SAB de CV Class B	313,465	567
Mexichem SAB de CV	224,384	537
Promotora y Operadora de Infraestructura SAB de CV	46,312	518
Gruma SAB de CV Class B	35,535	493
Grupo Carso SAB de CV	106,030	463
Gentera SAB de CV	231,900	458
Alsea SAB de CV	116,400	434
El Puerto de Liverpool SAB de CV	39,200	411
Arca Continental SAB de CV	59,600	371
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	366
Kimberly-Clark de Mexico SAB de CV Class A	169,500	365
Infraestructura Energetica Nova SAB de CV	75,700	335
Banregio Grupo Financiero SAB de CV	46,100	302
Grupo Aeroportuario del Centro Norte SAB de CV Class B	46,600	271
PLA Administradora Industrial S de RL de CV	141,986	235
* Controladora Vuela Cia de Aviacion SAB de CV Class A	117,600	225
Macquarie Mexico Real Estate Management SA de CV	161,500	203
Megacable Holdings SAB de CV	52,162	190
* Genomma Lab Internacional SAB de CV Class B	153,563	184
* Industrias CH SAB de CV Class B	38,547	182
Bolsa Mexicana de Valores SAB de CV	112,700	180
* Grupo Aeromexico SAB de CV	87,849	173
Corp Inmobiliaria Vesta SAB de CV	107,000	162
* Telesites SAB de CV	278,439	161
* OHL Mexico SAB de CV	136,100	160
Grupo Elektra SAB DE CV	11,000	153
Grupo Lala SAB de CV	78,900	147
Grupo Financiero Interacciones SA de CV	26,377	129
2 Nemak SAB de CV	119,300	124
Industrias Bachoco SAB de CV Class B	27,100	120
Grupo Comercial Chedraui SA de CV	53,100	118
* Organizacion Soriana SAB de CV Class B	37,200	102
Grupo Herdez SAB de CV	41,400	100
TV Azteca SAB de CV	507,500	97
Alpek SAB de CV	59,100	88
Credito Real SAB de CV SOFOM ER	47,600	87
* Grupo GICSA SA de CV	122,600	83
Unifin Financiera SAB de CV SOFOM ENR	27,100	81
* La Comer SAB de CV	83,080	76

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Minera Frisco SAB de CV	81,563	63
	Rassini SAB de CV	13,422	62
	Prologis Property Mexico SA de CV	34,600	58
*	Axtel SAB de CV	212,700	53
*	Grupo Simec SAB de CV Class B	13,000	46
	Concentradora Fibra Danhos SA de CV	24,000	44
*	Hoteles City Express SAB de CV	40,800	42
*,2	Elementia SAB de CV	36,200	42
	Concentradora Fibra Hotelera Mexicana SA de CV	52,200	41
	Grupo Rotoplas SAB de CV	23,500	37
	Qualitas Controladora SAB de CV	19,419	36
	Consorcio ARA SAB de CV	56,800	21
			39,510
Netherlands (1.0%)
^	Unilever NV	325,581	13,618
	ING Groep NV	808,589	10,614
	ASLM Holdings NV (Amsterdam Shares)	64,664	6,841
*	Koninklijke Ahold Delhaize NV	262,899	5,997
	Koninklijke Philips NV	189,484	5,710
	Unibail-Rodamco SE	20,540	4,876
	Heineken NV	45,508	3,748
	RELX NV	188,064	3,171
	Akzo Nobel NV	48,431	3,129
*	ArcelorMittal	389,858	2,634
	Koninklijke DSM NV	35,987	2,313
	Wolters Kluwer NV	59,538	2,302
	Koninklijke KPN NV	655,985	2,139
	NN Group NV	67,027	2,019
	Aegon NV	412,625	1,785
	Heineken Holding NV	21,775	1,675
*	Altice NV Class A	81,450	1,502
	Randstad Holding NV	23,250	1,196
2	ABN AMRO Group NV	47,353	1,093
	Gemalto NV	17,537	953
	Koninklijke Vopak NV	13,974	705
	Aalberts Industries NV	20,090	635
	Delta Lloyd NV	98,499	595
	SBM Offshore NV	38,935	559
	Boskalis Westminster	17,119	552
	IMCD Group NV	11,601	502
*	Galapagos NV	7,458	454
	APERAM SA	9,714	442
	ASM International NV	10,155	433
*	PostNL NV	91,852	433
*	Altice NV Class B	22,176	413
	TKH Group NV	10,533	405
	Wereldhave NV	8,273	370
	Eurocommercial Properties NV	8,295	353
	Corbion NV	13,458	310
	ASLM Holdings (New York Shares)	2,375	251
*,^	OCI NV	17,924	249
*	TomTom NV	29,775	241
	Koninklijke BAM Groep NV	49,191	229
*	Fugro NV	12,379	221
	Vastned Retail NV	5,721	220
	BE Semiconductor Industries NV	6,739	220
2	GrandVision NV	8,970	205
	Arcadis NV	15,229	200
	Wessanen	15,812	189
	NSI NV	48,092	189
2	Refresco Group NV	11,981	175
2	Flow Traders	5,636	174
	Accell Group	5,098	128
*	Constellium NV Class A	22,400	118

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Brunel International NV	4,071	67
	BinckBank NV	6,465	38
			87,590
New Zealand (0.1%)
	Fletcher Building Ltd.	149,164	1,105
	Spark New Zealand Ltd.	386,039	1,010
	Auckland International Airport Ltd.	188,277	887
	Fisher & Paykel Healthcare Corp. Ltd.	116,190	736
	Ryman Healthcare Ltd.	88,723	563
	Contact Energy Ltd.	158,887	540
	Meridian Energy Ltd.	247,597	455
	Z Energy Ltd.	74,039	414
	SKYCITY Entertainment Group Ltd.	135,440	378
	Mercury NZ Ltd.	171,365	374
	Trade Me Group Ltd.	88,361	307
	SKY Network Television Ltd.	91,193	301
	Kiwi Property Group Ltd.	260,678	273
	Mainfreight Ltd.	18,429	245
*	Xero Ltd.	19,041	242
	Chorus Ltd.	87,985	230
	EBOS Group Ltd.	17,526	214
	Precinct Properties New Zealand Ltd.	225,936	201
*	a2 Milk Co. Ltd.	146,289	194
	Goodman Property Trust	210,602	187
	Infratil Ltd.	83,585	178
	Genesis Energy Ltd.	126,986	178
	Air New Zealand Ltd.	106,432	147
	Summerset Group Holdings Ltd.	41,195	140
	Freightways Ltd.	27,905	127
	Argosy Property Ltd.	158,281	119
	Vector Ltd.	48,710	111
	Vital Healthcare Property Trust	70,646	103
	Metlifecare Ltd.	23,606	97
	Heartland Bank Ltd.	52,255	56
	Kathmandu Holdings Ltd.	32,196	46
	Warehouse Group Ltd.	18,061	39
	TOWER Ltd.	26,604	17
			10,214
Norway (0.3%)
^	Statoil ASA	199,768	3,261
	DNB ASA	201,161	2,908
^	Telenor ASA	144,672	2,301
	Orkla ASA	163,623	1,545
	Marine Harvest ASA	78,703	1,428
	Yara International ASA	38,059	1,344
	Norsk Hydro ASA	283,557	1,268
	Schibsted ASA Class B	32,655	736
*	Subsea 7 SA	58,259	652
	Gjensidige Forsikring ASA	32,415	581
*	Storebrand ASA	97,695	502
	Golar LNG Ltd.	19,800	433
	TGS Nopec Geophysical Co. ASA	21,011	425
	Salmar ASA	11,404	370
*	Aker BP ASA	21,347	342
	Tomra Systems ASA	30,168	328
2	XXL ASA	24,440	306
	Bakkafrost P/F	6,820	286
	Leroy Seafood Group ASA	4,755	251
	Aker ASA	6,302	233
	SpareBank 1 SMN	27,517	202
2	Entra ASA	18,694	200
	Veidekke ASA	13,234	198
	Atea ASA	21,815	195
*,^	Seadrill Ltd.	84,727	180

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Kongsberg Gruppen ASA	11,677	167
	SpareBank 1 SR-Bank ASA	27,343	163
	Austevoll Seafood ASA	15,248	138
*,2	Aker Solutions ASA	29,567	136
*	Opera Software ASA	19,169	135
*,^	Nordic Semiconductor ASA	32,248	129
	Norwegian Property ASA	96,123	125
*,^	DNO ASA	145,158	124
^	Frontline Ltd.	14,000	100
	Schibsted ASA Class A	4,135	99
*,^	Petroleum Geo-Services ASA	36,131	97
	Ocean Yield ASA	10,516	88
2	BW LPG Ltd.	23,866	77
	Hoegh LNG Holdings Ltd.	6,871	72
	Stolt-Nielsen Ltd.	3,357	41
*	Norwegian Air Shuttle ASA	1,163	39
*,^	REC Silicon ASA	292,534	37
	Wilh Wilhelmsen ASA	10,986	35
*	Treasure ASA	10,986	24
*	Akastor ASA	17,120	24
*	Prosafe SE Class A	105,997	4
			22,329
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	216,133	8,159

Pakistan (0.0%)
	Lucky Cement Ltd.	34,400	220
	Hub Power Co. Ltd.	164,500	167
	Oil & Gas Development Co. Ltd.	122,500	164
	Engro Corp. Ltd.	54,700	146
	Fauji Fertilizer Co. Ltd.	120,900	120
	Pakistan State Oil Co. Ltd.	30,400	117
	United Bank Ltd.	58,100	112
	Pakistan Petroleum Ltd.	74,900	106
	DG Khan Cement Co. Ltd.	58,200	95
	Pakistan Oilfields Ltd.	22,800	86
	Kot Addu Power Co. Ltd.	114,000	80
*	SUI Southern Gas Co. Ltd.	206,500	76
	National Bank of Pakistan	103,000	71
			1,560
Peru (0.0%)
	Credicorp Ltd. (New York Shares)	7,917	1,177
*	Cia de Minas Buenaventura SAA ADR	43,568	579
	Credicorp Ltd.	3,045	453
			2,209
Philippines (0.2%)
	SM Investments Corp.	97,278	1,349
	SM Prime Holdings Inc.	1,943,950	1,079
	JG Summit Holdings Inc.	633,230	992
	Ayala Corp.	47,940	827
	Aboitiz Equity Ventures Inc.	443,620	714
	BDO Unibank Inc.	301,270	702
	Bank of the Philippine Islands	332,185	693
	Universal Robina Corp.	177,690	668
	Ayala Land Inc.	764,000	571
	Manila Electric Co.	76,280	435
	Jollibee Foods Corp.	87,190	428
	Metropolitan Bank & Trust Co.	247,144	415
*	PLDT Inc.	11,470	362
	Aboitiz Power Corp.	362,120	343
	Metro Pacific Investments Corp.	2,286,600	341
	Security Bank Corp.	61,570	280
	GT Capital Holdings Inc.	9,568	259
	Robinsons Land Corp.	401,800	257

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Megaworld Corp.	2,702,900	224
Alliance Global Group Inc.	742,000	218
DMCI Holdings Inc.	819,000	211
Puregold Price Club Inc.	214,200	180
Semirara Mining & Power Corp. Class A	66,259	172
International Container Terminal Services Inc.	107,150	172
LT Group Inc.	573,500	171
Energy Development Corp.	1,362,900	166
Cosco Capital Inc.	887,400	156
First Gen Corp.	278,700	132
Vista Land & Lifescapes Inc.	1,181,800	128
Petron Corp.	586,300	125
* DoubleDragon Properties Corp.	105,300	121
Manila Water Co. Inc.	187,900	117
Filinvest Land Inc.	3,219,000	117
Globe Telecom Inc.	2,840	104
D&L Industries Inc.	422,700	96
Robinsons Retail Holdings Inc.	58,090	93
Cebu Air Inc.	36,440	79
First Philippine Holdings Corp.	55,160	79
Lopez Holdings Corp.	440,600	72
* Bloomberry Resorts Corp.	546,100	67
Nickel Asia Corp.	168,600	24
Belle Corp.	360,000	22
* Melco Crown Philippines Resorts Corp.	220,700	20
Emperador Inc.	110,300	17
		13,798
Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	68,640	1,360
Powszechna Kasa Oszczednosci Bank Polski SA	182,038	1,275
Bank Pekao SA	32,605	1,006
Powszechny Zaklad Ubezpieczen SA	121,006	840
KGHM Polska Miedz SA	32,877	597
Polskie Gornictwo Naftowe i Gazownictwo SA	367,912	471
Bank Zachodni WBK SA	5,557	449
LPP SA	261	392
PGE Polska Grupa Energetyczna SA	144,518	379
* Cyfrowy Polsat SA	44,317	274
CCC SA	5,210	264
* mBank SA	2,640	238
* Bank Millennium SA	157,377	232
Asseco Poland SA	16,833	225
* Alior Bank SA	18,503	223
Orange Polska SA	151,454	216
* Grupa Lotos SA	24,908	216
* Tauron Polska Energia SA	300,511	203
* Jastrzebska Spolka Weglowa SA	10,900	202
KRUK SA	3,111	181
Grupa Azoty SA	9,650	154
Eurocash SA	14,897	151
Energa SA	71,262	146
* Enea SA	55,620	142
Kernel Holding SA	8,244	132
* Synthos SA	108,677	132
Bank Handlowy w Warszawie SA	6,584	130
* CD Projekt SA	12,598	128
Budimex SA	2,399	125
Ciech SA	5,603	91
* Lubelski Wegiel Bogdanka SA	4,449	79
* Globe Trade Centre SA	28,976	59
* PKP Cargo SA	3,586	39
Warsaw Stock Exchange	1,878	19
* Getin Noble Bank SA	48,230	16
* Getin Holding SA	53,314	16

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Integer.pl SA	775	7
		10,809
Portugal (0.1%)
Galp Energia SGPS SA	110,514	1,498
EDP - Energias de Portugal SA	402,771	1,331
Jeronimo Martins SGPS SA	51,182	879
NOS SGPS SA	46,695	310
EDP Renovaveis SA	39,168	296
Sonae SGPS SA	292,736	233
CTT-Correios de Portugal SA	31,206	207
REN - Redes Energeticas Nacionais SGPS SA	56,401	165
^ Banco Comercial Portugues SA	108,654	145
Navigator Co. SA	41,957	123
* Banco BPI SA	68,043	84
Semapa-Sociedade de Investimento e Gestao	3,913	50
Altri SGPS SA	13,342	47
Sonaecom SGPS SA	15,610	44
Mota-Engil SGPS SA	12,362	24
* Banco Espirito Santo SA	428,634	1
		5,437
Qatar (0.0%)
Qatar National Bank SAQ	22,337	980
Industries Qatar QSC	16,015	448
Masraf Al Rayan QSC	39,068	371
Ooredoo QSC	11,577	308
* Qatar Insurance Co. SAQ	12,547	302
Qatar Gas Transport Co. Ltd.	28,586	177
Qatar Islamic Bank SAQ	6,279	176
Qatar Electricity & Water Co. QSC	2,891	167
Commercial Bank QSC	17,014	167
* Doha Bank QSC	13,347	133
* Vodafone Qatar QSC	34,870	100
United Development Co. QSC	18,214	100
* Aamal Co.	26,600	99
Barwa Real Estate Co.	9,990	88
* Ezdan Holding Group QSC	16,604	71
* Qatar International Islamic Bank QSC	4,036	70
* Qatar Navigation QSC	2,068	53
* Qatari Investors Group QSC	3,310	53
* Gulf International Services QSC	4,515	38
		3,901
Russia (0.4%)
Lukoil PJSC ADR	95,389	4,640
Gazprom PJSC ADR	814,292	3,511
Sberbank of Russia PJSC ADR	364,993	3,457
NOVATEK OAO	238,656	2,488
Magnit PJSC GDR	58,383	2,315
Sberbank of Russia PJSC	759,171	1,767
Tatneft PJSC ADR	52,746	1,761
Magnitogorsk Iron & Steel OJSC	3,276,031	1,646
MMC Norilsk Nickel PJSC ADR	100,254	1,512
Gazprom PJSC	664,220	1,456
Surgutneftegas OJSC ADR	308,602	1,324
Rosneft PJSC GDR	237,522	1,292
Federal Grid Co. Unified Energy System JSC	384,733,105	1,038
AK Transneft OAO Preference Shares	330	790
Mobile TeleSystems PJSC	210,141	741
VTB Bank PJSC GDR	273,456	572
Alrosa PJSC	395,900	554
Moscow Exchange MICEX-RTS PJSC	282,025	520
Severstal PAO	35,267	493
Bashneft PJSC	7,592	398
VTB Bank PJSC	360,782,455	386

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Novolipetsk Steel PJSC	228,169	369
	Rostelecom PJSC	239,573	299
	RusHydro PJSC	21,176,242	266
	PhosAgro PJSC GDR	16,808	208
	Sistema PJSC FC GDR	24,816	185
	Inter RAO UES PJSC	3,379,172	181
*	Aeroflot PJSC	85,900	176
*	Uralkali PJSC	66,306	174
	MegaFon PJSC GDR	15,972	152
	LSR Group PJSC GDR	47,842	135
	E.ON Russia JSC	2,787,900	128
	Rosseti PJSC	7,066,655	109
*	Mechel PJSC	38,802	91
*	DIXY Group PJSC	14,610	75
	Acron JSC	1,471	70
	M.Video PJSC	12,342	66
	Mosenergo OAO	2,043,038	55
*	Raspadskaya OAO	41,689	45
	Sistema PJSC FC	106,900	33
	TMK PJSC GDR	6,181	26
	Rosneft PJSC	3,288	18
			35,522
Singapore (0.4%)
	Oversea-Chinese Banking Corp. Ltd.	699,938	4,264
	Singapore Telecommunications Ltd.	1,521,500	4,240
	DBS Group Holdings Ltd.	378,300	4,078
	United Overseas Bank Ltd.	254,700	3,436
	CapitaLand Ltd.	534,100	1,185
	Keppel Corp. Ltd.	300,113	1,135
	Wilmar International Ltd.	442,573	1,051
	Singapore Exchange Ltd.	185,710	946
	Singapore Press Holdings Ltd.	334,300	893
	CapitaLand Mall Trust	552,900	824
	Singapore Airlines Ltd.	111,820	814
	Ascendas REIT	473,373	807
	Global Logistic Properties Ltd.	615,200	783
	ComfortDelGro Corp. Ltd.	412,500	752
	Singapore Technologies Engineering Ltd.	326,200	733
	City Developments Ltd.	120,300	732
	Jardine Cycle & Carriage Ltd.	23,488	711
	Genting Singapore plc	1,265,500	677
	Suntec REIT	505,300	610
	CapitaLand Commercial Trust	419,210	474
	Hutchison Port Holdings Trust	1,054,900	469
	Mapletree Commercial Trust	411,998	453
	UOL Group Ltd.	107,655	438
	SATS Ltd.	125,600	437
	Golden Agri-Resources Ltd.	1,325,819	366
	Venture Corp. Ltd.	52,200	357
	Sembcorp Industries Ltd.	184,531	334
	Mapletree Industrial Trust	262,300	324
	Keppel REIT	413,288	324
^	Singapore Post Ltd.	281,000	323
	Mapletree Greater China Commercial Trust	392,900	294
	StarHub Ltd.	117,600	285
	Mapletree Logistics Trust	322,700	240
	Yangzijiang Shipbuilding Holdings Ltd.	428,336	229
*,^	Noble Group Ltd.	1,924,600	229
	Keppel Infrastructure Trust	550,300	200
	Raffles Medical Group Ltd.	168,000	182
	Ascott Residence Trust	214,892	175
	United Engineers Ltd.	94,200	175
^	Olam International Ltd.	109,900	170
^	First Resources Ltd.	128,000	167

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Sembcorp Marine Ltd.	172,489	160
	Frasers Commercial Trust	151,518	149
	Asian Pay Television Trust	397,600	147
	Frasers Centrepoint Trust	98,300	147
	Parkway Life REIT	72,986	134
	Starhill Global REIT	228,300	134
	Yanlord Land Group Ltd.	133,100	132
	Cambridge Industrial Trust	316,400	128
	Cache Logistics Trust	211,600	126
	Lippo Malls Indonesia Retail Trust	442,600	124
	Ascendas Hospitality Trust	225,000	120
^	OUE Hospitality Trust	232,100	114
	CapitaLand Retail China Trust	103,600	112
	Ascendas India Trust	140,000	108
	SIA Engineering Co. Ltd.	40,300	107
	CDL Hospitality Trusts	110,600	107
^	Keppel DC REIT	116,700	104
2	ARA Asset Management Ltd.	99,920	100
	First REIT	101,800	98
*,^	Ezion Holdings Ltd.	445,506	95
*	Genting Hong Kong Ltd.	322,798	92
	RHT Health Trust	147,100	91
	Croesus Retail Trust	142,900	88
	Soilbuild Business Space REIT	172,040	84
*,^	SIIC Environment Holdings Ltd.	180,320	82
	Silverlake Axis Ltd.	177,499	82
	Accordia Golf Trust	158,100	75
*	Blue Sky Power Holdings Ltd.	872,000	73
	OUE Ltd.	57,600	70
	Sheng Siong Group Ltd.	87,100	65
	Wing Tai Holdings Ltd.	53,000	65
^	M1 Ltd.	44,000	65
	Yoma Strategic Holdings Ltd.	147,330	62
*	China Animal Healthcare Ltd.	84,000	56
^	Sarine Technologies Ltd.	44,300	52
	Far East Hospitality Trust	118,400	51
*	GL Ltd.	84,000	48
	SPH REIT	66,700	47
	Super Group Ltd. (Singapore Shares)	58,000	40
	Midas Holdings Ltd.	223,900	35
	Sabana Shari'ah Compliant Industrial REIT	63,000	24
	China Everbright Water Ltd.	47,300	19
^	Hyflux Ltd.	54,000	18
*,^	COSCO Corp. Singapore Ltd.	92,000	17
*,^	Ezra Holdings Ltd.	344,056	11
*	Vard Holdings Ltd.	70,000	9
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	102,200	5
*	Keppel DC REIT Rights Exp. 11/07/2016	31,975	2
			39,190
South Africa (0.8%)
	Naspers Ltd.	88,138	14,761
	Sasol Ltd.	114,286	3,156
	MTN Group Ltd.	363,883	3,143
*	Steinhoff International Holdings NV	514,884	2,778
	Standard Bank Group Ltd.	246,515	2,617
	FirstRand Ltd.	640,274	2,296
	Remgro Ltd.	111,696	1,854
	Sanlam Ltd.	369,688	1,791
	Aspen Pharmacare Holdings Ltd.	75,292	1,640
	Shoprite Holdings Ltd.	92,955	1,372
	Bid Corp. Ltd.	71,255	1,251
*	AngloGold Ashanti Ltd.	87,128	1,186
	Woolworths Holdings Ltd.	198,987	1,152
	Vodacom Group Ltd.	106,000	1,144

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Growthpoint Properties Ltd.	560,944	1,046
Barclays Africa Group Ltd.	89,332	1,037
Tiger Brands Ltd.	33,618	957
Bidvest Group Ltd.	71,432	887
Redefine Properties Ltd.	955,646	818
Netcare Ltd.	291,481	749
Nedbank Group Ltd.	42,915	702
Gold Fields Ltd.	168,734	696
* Sappi Ltd.	113,037	629
RMB Holdings Ltd.	138,002	608
Life Healthcare Group Holdings Ltd.	225,130	601
New Europe Property Investments plc	46,427	572
Mr Price Group Ltd.	49,770	567
SPAR Group Ltd.	38,449	545
Discovery Ltd.	63,525	543
Capitec Bank Holdings Ltd.	10,477	532
* Impala Platinum Holdings Ltd.	128,602	520
Mondi Ltd.	25,592	500
Clicks Group Ltd.	53,321	497
Truworths International Ltd.	92,471	491
Resilient REIT Ltd.	56,681	469
Hyprop Investments Ltd.	51,857	460
Brait SE	69,201	459
AVI Ltd.	62,391	438
Foschini Group Ltd.	42,215	434
Imperial Holdings Ltd.	34,192	432
Sibanye Gold Ltd.	154,558	430
Fortress Income Fund Ltd. Class B	159,510	379
Pick n Pay Stores Ltd.	74,768	366
Pioneer Foods Group Ltd.	29,748	358
Telkom SA SOC Ltd.	74,605	344
Investec Ltd.	53,513	330
MMI Holdings Ltd.	191,224	320
* EOH Holdings Ltd.	26,736	317
Coronation Fund Managers Ltd.	56,738	305
PSG Group Ltd.	18,229	285
* Anglo American Platinum Ltd.	11,847	280
Tsogo Sun Holdings Ltd.	121,136	275
Barloworld Ltd.	42,235	273
* Northam Platinum Ltd.	72,320	264
SA Corporate Real Estate Fund Nominees Pty Ltd.	642,314	263
Tongaat Hulett Ltd.	28,436	257
Fortress Income Fund Ltd. Class A	206,285	250
Harmony Gold Mining Co. Ltd.	77,382	240
JSE Ltd.	18,876	220
KAP Industrial Holdings Ltd.	362,105	208
* Super Group Ltd. (South Africa Shares)	68,300	202
Omnia Holdings Ltd.	16,576	201
Santam Ltd.	11,134	200
Liberty Holdings Ltd.	22,225	191
Massmart Holdings Ltd.	22,001	190
Famous Brands Ltd.	15,624	183
AECI Ltd.	22,863	173
Nampak Ltd.	122,529	171
* Attacq Ltd.	133,198	169
Exxaro Resources Ltd.	22,079	163
Vukile Property Fund Ltd.	119,155	163
Assore Ltd.	9,574	129
* Kumba Iron Ore Ltd.	12,476	127
DataTec Ltd.	37,357	124
Wilson Bayly Holmes-Ovcon Ltd.	10,537	119
African Rainbow Minerals Ltd.	16,169	117
Reunert Ltd.	24,815	113
Blue Label Telecoms Ltd.	74,154	112

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Sun International Ltd.	17,958	111
	Steinhoff International Holdings NV	19,964	106
	Cashbuild Ltd.	3,622	106
	PPC Ltd.	256,312	105
	Advtech Ltd.	80,517	104
	City Lodge Hotels Ltd.	9,147	99
	Zeder Investments Ltd.	192,785	95
	Emira Property Fund Ltd.	90,821	94
	Mpact Ltd.	37,715	92
*	Curro Holdings Ltd.	24,411	90
	Alexander Forbes Group Holdings Ltd.	171,753	78
	Rebosis Property Fund Ltd.	89,547	76
	Distell Group Ltd.	6,056	74
*	ArcelorMittal South Africa Ltd.	85,605	73
	DRDGOLD Ltd.	143,105	73
	Trencor Ltd.	32,873	70
	Astral Foods Ltd.	7,639	69
	Peregrine Holdings Ltd.	35,263	68
	Adcock Ingram Holdings Ltd.	18,878	66
*	Ascendis Health Ltd.	32,511	66
	Invicta Holdings Ltd.	15,867	65
	Adcorp Holdings Ltd.	57,923	58
	Delta Property Fund Ltd.	90,270	51
	Lewis Group Ltd.	17,093	51
	Raubex Group Ltd.	24,403	46
	Grindrod Ltd.	54,052	45
	Hudaco Industries Ltd.	5,387	44
	Oceana Group Ltd.	5,057	43
	Clover Industries Ltd.	30,888	40
	Murray & Roberts Holdings Ltd.	56,830	39
*	Consolidated Infrastructure Group Ltd.	22,026	38
*	Aveng Ltd.	60,206	32
	Group Five Ltd.	15,342	26
	Metair Investments Ltd.	12,945	18
*	Royal Bafokeng Platinum Ltd.	3,748	11
*	Adbee Rf Ltd.	3,375	9
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	—
*	African Bank Investments Ltd.	150,852	—
			67,472
South Korea (1.6%)
	Samsung Electronics Co. Ltd. GDR	42,096	29,615
	NAVER Corp.	5,515	4,126
	SK Hynix Inc.	110,696	3,959
	Samsung Electronics Co. Ltd. Preference Shares	3,421	3,933
	Hyundai Motor Co.	29,650	3,620
	Hyundai Mobis Co. Ltd.	13,633	3,252
	KB Financial Group Inc. ADR	75,096	2,777
	Samsung C&T Corp.	19,137	2,697
	Korea Electric Power Corp.	53,383	2,309
	KT&G Corp.	22,189	2,189
	Amorepacific Corp.	6,724	2,107
	Shinhan Financial Group Co. Ltd. ADR	50,599	1,955
	LG Chem Ltd.	8,994	1,932
	Kia Motors Corp.	54,085	1,920
	Hana Financial Group Inc.	61,554	1,761
	SK Innovation Co. Ltd.	13,004	1,712
	Samsung Fire & Marine Insurance Co. Ltd.	6,636	1,688
	POSCO ADR	30,917	1,606
	Samsung Life Insurance Co. Ltd.	15,295	1,476
*,^	Celltrion Inc.	15,438	1,430
	POSCO	6,772	1,409
	SK Holdings Co. Ltd.	7,065	1,378
	LG Household & Health Care Ltd.	1,850	1,323
*	Hyundai Heavy Industries Co. Ltd.	9,952	1,262

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	LG Display Co. Ltd.	46,608	1,114
	Shinhan Financial Group Co. Ltd.	28,483	1,090
	LG Electronics Inc.	24,312	1,014
	LG Corp.	18,363	982
	Samsung SDI Co. Ltd.	11,712	964
	Hyundai Motor Co. Preference Shares	11,234	938
	Samsung SDS Co. Ltd.	6,705	904
	Coway Co. Ltd.	11,056	865
	NCSoft Corp.	3,656	845
	Korea Zinc Co. Ltd.	2,017	801
	Kangwon Land Inc.	22,699	752
	Lotte Chemical Corp.	2,994	752
	AMOREPACIFIC Group	5,752	743
	Hankook Tire Co. Ltd.	15,254	733
	Korea Aerospace Industries Ltd.	12,838	725
	Woori Bank	65,574	715
	Hyundai Steel Co.	15,769	679
	SK Telecom Co. Ltd. ADR	30,122	658
	Industrial Bank of Korea	55,217	636
	Hyosung Corp.	5,215	609
	E-MART Inc.	4,188	594
	S-Oil Corp.	8,677	593
	Dongbu Insurance Co. Ltd.	9,504	590
	Hyundai Glovis Co. Ltd.	3,885	588
	Hyundai Development Co-Engineering & Construction	13,574	574
	Hyundai Engineering & Construction Co. Ltd.	15,212	549
	Orion Corp.	818	511
	LG Uplus Corp.	47,587	490
	BNK Financial Group Inc.	60,316	489
	KB Financial Group Inc.	13,061	483
	Samsung Electro-Mechanics Co. Ltd.	11,416	469
	GS Holdings Corp.	10,379	462
	Hyundai Marine & Fire Insurance Co. Ltd.	14,746	455
	Lotte Shopping Co. Ltd.	2,235	446
^	Hanmi Pharm Co. Ltd.	1,351	427
^	Kakao Corp.	6,311	421
	Daelim Industrial Co. Ltd.	5,772	411
	Hanwha Techwin Co. Ltd.	7,374	410
	CJ Corp.	2,682	408
	KCC Corp.	1,149	406
	KT Corp.	14,359	405
	Hanwha Chemical Corp.	17,155	404
	Amorepacific Corp. Preference Shares	2,239	391
^	Hanssem Co. Ltd.	2,371	367
	Hanwha Corp.	11,086	361
	CJ CheilJedang Corp.	1,179	360
	LG Chem Ltd. Preference Shares	2,235	351
^	Hotel Shilla Co. Ltd.	6,933	347
	Samsung Securities Co. Ltd.	11,149	335
	S-1 Corp.	4,143	335
	Hyundai Department Store Co. Ltd.	3,203	329
	BGF retail Co. Ltd.	2,148	326
	Mirae Asset Daewoo Co. Ltd.	48,149	325
	SK Telecom Co. Ltd.	1,618	317
	Yuhan Corp.	1,700	312
^	Mando Corp.	1,314	307
	Hanwha Life Insurance Co. Ltd.	55,767	304
	Medy-Tox Inc.	856	304
	Hanon Systems	32,454	303
*,^	OCI Co. Ltd.	3,844	303
	Doosan Heavy Industries & Construction Co. Ltd.	13,264	303
*,^	Kumho Tire Co. Inc.	33,480	300
	Samsung Card Co. Ltd.	6,838	288
	Korea Investment Holdings Co. Ltd.	7,929	284

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Mirae Asset Securities Co. Ltd.	14,323	282
	DGB Financial Group Inc.	31,795	266
*	CJ Korea Express Corp.	1,510	265
*,^	Samsung Engineering Co. Ltd.	31,408	259
	CJ E&M Corp.	3,985	243
*,^	Samsung Heavy Industries Co. Ltd.	28,241	240
*,^	GS Engineering & Construction Corp.	10,113	236
	NH Investment & Securities Co. Ltd.	26,688	235
	Shinsegae Inc.	1,443	234
*,^	Komipharm International Co. Ltd.	6,925	234
	Hyundai Wia Corp.	3,336	229
^	Hyundai Greenfood Co. Ltd.	15,539	227
*	ViroMed Co. Ltd.	2,842	227
	Kumho Petrochemical Co. Ltd.	3,686	225
	Posco Daewoo Corp.	10,261	223
^	Kolon Industries Inc.	3,387	220
*,^	Daewoo Engineering & Construction Co. Ltd.	39,765	219
	Korea Gas Corp.	5,413	219
*	Korean Air Lines Co. Ltd.	7,650	214
	KEPCO Plant Service & Engineering Co. Ltd.	4,453	213
	LG Household & Health Care Ltd. Preference Shares	511	212
^	Korea Kolmar Co. Ltd.	2,860	204
^	Korean Reinsurance Co.	19,191	198
	Cheil Worldwide Inc.	13,305	197
	NongShim Co. Ltd.	772	194
	Samsung Electronics Co. Ltd.	135	193
	Lotte Confectionery Co. Ltd.	1,150	193
*,^	Com2uSCorp	2,321	192
	Doosan Corp.	2,111	189
	LG Innotek Co. Ltd.	2,680	183
	LS Corp.	3,811	182
*,^	LIG Nex1 Co. Ltd.	2,755	178
^	Youngone Corp.	6,334	178
^	Ottogi Corp.	307	176
	SK Networks Co. Ltd.	30,571	174
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	172
^	SK Chemicals Co. Ltd.	3,279	171
	Meritz Fire & Marine Insurance Co. Ltd.	12,244	170
*,^	Doosan Infracore Co. Ltd.	28,117	170
	CJ CheilJedang Corp. Preference Shares	1,090	167
^	Lotte Chilsung Beverage Co. Ltd.	123	166
^	LG Hausys Ltd.	1,962	162
	GS Retail Co. Ltd.	3,759	160
*	Hugel Inc.	528	158
	Innocean Worldwide Inc.	2,612	158
^	CJ CGV Co. Ltd.	2,668	158
^	Hanmi Science Co. ltd	2,314	154
	Fila Korea Ltd.	1,985	151
^	Meritz Securities Co. Ltd.	50,860	151
	Taekwang Industrial Co. Ltd.	199	146
	KB Insurance Co. Ltd.	5,630	142
^	Tongyang Inc.	50,362	141
	Daishin Securities Co. Ltd.	14,831	136
^	Kolon Life Science Inc.	1,039	136
*,^	Yungjin Pharmaceutical Co. Ltd.	17,777	136
^	Hansol Chemical Co. Ltd.	1,859	134
^	SK Materials Co. Ltd.	976	133
*,^	Osstem Implant Co. Ltd.	2,787	133
*	LG Life Sciences Ltd.	2,403	130
^	Green Cross Corp.	1,066	130
*,^	HLB Inc.	7,620	129
	KIWOOM Securities Co. Ltd.	2,211	128
^	Cosmax Inc.	1,245	125
	Hite Jinro Co. Ltd.	6,473	124

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Daesang Corp.	5,170	122
	Poongsan Corp.	3,950	120
^	IS Dongseo Co. Ltd.	2,765	119
	Hyundai Home Shopping Network Corp.	1,182	117
^	Dongsuh Cos. Inc.	4,930	117
^	JW Pharmaceutical Corp.	2,720	117
	Samyang Holdings Corp.	1,069	117
*,^	NHN Entertainment Corp.	2,627	115
^	Ahnlab Inc.	2,032	114
	Korea Electric Terminal Co. Ltd.	1,823	114
^	Hanwha General Insurance Co. Ltd.	17,139	114
*,^	Advanced Process Systems Corp.	4,955	113
^	Bukwang Pharmaceutical Co. Ltd.	5,118	112
*,^	Loen Entertainment Inc.	1,895	111
*	Hyundai Mipo Dockyard Co. Ltd.	1,814	111
*,^	Caregen Co. Ltd.	1,328	110
*,^	DIO Corp.	2,745	109
*,^	DoubleUGames Co. Ltd.	3,487	108
^	Paradise Co. Ltd.	9,485	108
	Hyundai Motor Co. 2nd Preference Shares	1,219	107
	LS Industrial Systems Co. Ltd.	3,095	106
^	LOTTE Fine Chemical Co. Ltd.	4,172	106
*,^	Ssangyong Cement Industrial Co. Ltd.	7,471	105
^	Eo Technics Co. Ltd.	1,839	101
*	Hyundai Elevator Co. Ltd.	2,055	100
^	Green Cross Holdings Corp.	5,182	100
*,^	Pan Ocean Co. Ltd.	31,782	100
*	Wonik Holdings Co. Ltd.	17,538	99
*,^	Foosung Co. Ltd.	14,322	97
	LG International Corp.	3,990	97
	Hankook Tire Worldwide Co. Ltd.	5,128	97
^	Hana Tour Service Inc.	1,714	96
*,^	Taihan Electric Wire Co. Ltd.	58,282	96
	SKC Co. Ltd.	4,069	96
^	Hanjin Kal Corp.	6,454	95
	Korea Petrochemical Ind Co. Ltd.	533	95
*,^	Emerson Pacific Inc.	2,866	94
^	NS Shopping Co. Ltd.	640	92
	Halla Holdings Corp.	1,555	92
^	Seoul Semiconductor Co. Ltd.	7,662	91
^	DuzonBizon Co. Ltd.	4,685	91
	Lutronic Corp.	2,719	91
	CJ Hellovision Co. Ltd.	12,615	90
	SFA Engineering Corp.	1,773	90
^	Amicogen Inc.	2,114	90
^	LOTTE Himart Co. Ltd.	2,295	88
*,^	It's Skin Co. Ltd.	2,175	88
	Youlchon Chemical Co. Ltd.	7,368	87
*,^	Jusung Engineering Co. Ltd.	10,459	86
*,^	Chabiotech Co. Ltd.	7,025	85
^	Daeduck Electronics Co.	12,627	83
	Modetour Network Inc.	3,549	82
	Jeil Pharmaceutical Co.	1,384	82
	Daekyo Co. Ltd.	11,162	81
^	Chong Kun Dang Pharmaceutical Corp.	1,005	81
*,^	Vieworks Co. Ltd.	1,505	81
*,^	iNtRON Biotechnology Inc.	2,985	81
	Handsome Co. Ltd.	2,264	80
	Koh Young Technology Inc.	2,048	80
*	Dongbu HiTek Co. Ltd.	5,383	80
*,^	Hanall Biopharma Co. Ltd.	7,675	79
	Young Poong Corp.	91	79
^	Sam Young Electronics Co. Ltd.	8,042	78
	LEENO Industrial Inc.	2,065	77

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,^	CrystalGenomics Inc.	4,601	76
^	Cell Biotech Co. Ltd.	1,908	76
	Hankook Shell Oil Co. Ltd.	194	75
*,^	ATGen Co. Ltd.	2,320	74
^	NICE Information Service Co. Ltd.	10,929	73
^	Korea Real Estate Investment & Trust Co. Ltd.	28,386	73
	NICE Holdings Co. Ltd.	4,789	70
*,^	GemVax & Kael Co. Ltd.	5,608	70
*	Ssangyong Motor Co.	10,890	70
^	Dawonsys Co. Ltd.	5,674	69
*,^	Jenax Inc.	3,125	69
*,^	NUTRIBIOTECH Co. Ltd.	1,213	69
	Seah Besteel Corp.	3,350	68
*,^	Ilyang Pharmaceutical Co. Ltd.	1,960	67
	S&T Motiv Co. Ltd.	1,871	67
	JB Financial Group Co. Ltd.	12,847	67
	Humax Co. Ltd.	5,217	66
*	WONIK IPS Co. Ltd.	3,273	66
	Soulbrain Co. Ltd.	1,212	66
*,^	Pharmicell Co. Ltd.	16,212	65
^	Toptec Co. Ltd.	3,884	65
^	Hansae Co. Ltd.	2,942	65
*,^	Dongkuk Steel Mill Co. Ltd.	9,093	65
	Lotte Food Co. Ltd.	105	63
^	Namhae Chemical Corp.	8,782	62
^	InBody Co. Ltd.	2,162	62
^	iMarketKorea Inc.	5,560	62
*,^	i-SENS Inc.	2,173	62
^	Daewoong Pharmaceutical Co. Ltd.	1,015	60
*	Woongjin Thinkbig Co. Ltd.	7,243	60
*,^	G-SMATT GLOBAL Co. Ltd.	2,714	60
	Daou Technology Inc.	3,300	60
*,^	Genexine Co. Ltd.	1,845	59
	Dong-A Socio Holdings Co. Ltd.	464	59
	Nexen Tire Corp.	5,080	58
	GS Home Shopping Inc.	379	58
*,^	Binex Co. Ltd.	4,421	58
*,^	Cellumed Co. Ltd.	34,880	58
*,^	SM Entertainment Co.	2,434	58
^	Byucksan Corp.	13,450	58
*	Hanwha Corp. Preference Shares	3,438	57
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	57
*,^	Hanwha Investment & Securities Co. Ltd.	28,944	56
*	Asiana Airlines Inc.	13,664	55
^	Dae Hwa Pharmaceutical Co. Ltd.	2,420	55
*,^	Peptron Inc.	1,499	55
*,^	COSON Co. Ltd.	4,633	54
^	Hanjin Transportation Co. Ltd.	2,100	54
	Maeil Dairy Industry Co. Ltd.	1,807	53
	LF Corp.	2,820	53
	Mirae Asset Life Insurance Co. Ltd.	12,832	52
^	Samlip General Foods Co. Ltd.	352	52
^	Crown Confectionery Co. Ltd.	1,910	52
*,^	Schnell Biopharmaceuticals Inc.	15,801	52
^	Huchems Fine Chemical Corp.	2,510	52
^	Tongyang Life Insurance Co. Ltd.	4,930	52
	KT Skylife Co. Ltd.	3,297	51
^	AK Holdings Inc.	952	51
	KISWIRE Ltd.	1,499	51
	Songwon Industrial Co. Ltd.	3,277	50
*,^	CrucialTec Co. Ltd.	7,161	50
*,^	Leaders Cosmetics Co. Ltd.	2,889	50
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	49
*,^	SK Securities Co. Ltd.	54,276	49

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,^	Seegene Inc.	1,857	49
	Sebang Global Battery Co. Ltd.	1,460	47
^	Grand Korea Leisure Co. Ltd.	2,480	47
*,^	CUROCOM Co. Ltd.	21,142	46
	Hansol Paper Co. Ltd.	2,597	46
*,^	Seobu T&D	2,639	46
*,^	Hyundai Rotem Co. Ltd.	2,780	45
*,^	Medipost Co. Ltd.	914	45
^	Silicon Works Co. Ltd.	1,927	45
*,^	CMG Pharmaceutical Co. Ltd.	16,869	45
	Dongwon Industries Co. Ltd.	165	44
*,^	DongKook Pharmaceutical Co. Ltd.	967	44
	CJ O Shopping Co. Ltd.	311	44
^	Samyang Corp.	480	43
*	Taewoong Co. Ltd.	1,783	43
	Dong-A ST Co. Ltd.	569	43
^	Cosmax BTI Inc	1,211	43
^	POSCO Chemtech Co. Ltd.	4,011	42
^	Kolao Holdings	5,310	41
	KEPCO Engineering & Construction Co. Inc.	1,816	40
*	Samsung Heavy Industries Rights Exp. 11/08/2016	17,534	40
*,^	Naturalendo Tech Co. Ltd.	2,354	40
*,^	Gamevil Inc.	801	39
^	Muhak Co. Ltd.	1,944	39
*,^	Webzen Inc.	2,559	38
*	Huons Co. Ltd.	744	38
	Shinyoung Securities Co. Ltd.	878	38
	Samchully Co. Ltd.	442	38
	Youngone Holdings Co. Ltd.	745	37
*,^	Korea Line Corp.	2,370	37
*	Eugene Investment & Securities Co. Ltd.	17,472	37
*,^	Yuanta Securities Korea Co. Ltd.	13,343	36
	Namyang Dairy Products Co. Ltd.	61	36
*	Kumho Industrial Co. Ltd.	4,287	36
	AtlasBX Co. Ltd.	747	35
	Kolon Corp.	792	35
	Partron Co. Ltd.	4,491	35
*,^	Posco ICT Co. Ltd.	6,926	35
	Dongwon F&B Co. Ltd.	196	35
^	Hyundai Livart Furniture Co. Ltd.	1,592	34
^	Hancom Inc.	2,196	34
^	Eusu Holdings Co. Ltd.	6,136	34
^	GOLFZON Co. Ltd.	566	33
	Kyobo Securities Co. Ltd.	4,032	33
*	Green Cross Cell Corp.	1,282	33
^	Humedix Co. Ltd.	1,006	32
^	SL Corp.	2,368	32
	KISCO Corp.	937	31
^	Meritz Financial Group Inc.	3,105	31
^	Hanil Cement Co. Ltd.	449	29
^	KH Vatec Co. Ltd.	2,613	29
*	Neowiz Games Corp.	3,030	29
	Sungwoo Hitech Co. Ltd.	3,981	27
^	JW Holdings Corp.	3,064	27
	Huons Global Co. Ltd.	695	26
^	YG Entertainment Inc.	1,017	26
*,^	Hansol Technics Co. Ltd.	1,961	26
	Cuckoo Electronics Co. Ltd.	223	26
	Kwangju Bank	2,894	26
^	SK Gas Ltd.	300	25
	Seoyon E-Hwa Co. Ltd.	1,885	25
*,^	Agabang&Company	3,825	25
	Binggrae Co. Ltd.	454	25
*,^	WeMade Entertainment Co. Ltd.	1,456	25

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Able C&C Co. Ltd.	1,324	24
^	Korea Kolmar Holdings Co. Ltd.	919	24
^	KONA I Co. Ltd.	2,190	23
^	Chongkundang Holdings Corp.	389	23
*,^	SFA Semicon Co. Ltd.	11,646	22
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	22
*	Hansol Holdings Co. Ltd.	3,626	20
^	Interpark Holdings Corp.	4,596	20
^	GOLFZONYUWONHOLDINGS Co. Ltd.	2,759	19
*,^	Lumens Co. Ltd.	5,290	19
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	18
^	Sung Kwang Bend Co. Ltd.	2,178	18
	Hyundai Corp.	941	17
	SBS Media Holdings Co. Ltd.	6,724	17
	MegaStudy Co. Ltd.	425	12
	MegaStudyEdu Co. Ltd.	246	10
	Hyundai C&F Inc.	648	9
	Seoyon Co. Ltd.	864	8
*	Lutronic Corp. Pref Rights Exp. 12/02/2016	437	1
*	Lutronic Corp. Rights Exp. 12/02/2016	92	1
*	CNK International Co. Ltd.	78	—
			140,268
Spain (1.0%)
	Banco Santander SA	2,439,170	11,952
	Banco Bilbao Vizcaya Argentaria SA	1,349,257	9,713
	Telefonica SA	897,946	9,124
	Iberdrola SA	1,172,664	7,981
	Industria de Diseno Textil SA	219,701	7,666
	Amadeus IT Group SA	86,592	4,075
*	Repsol SA	229,919	3,210
	Banco Santander SA ADR	514,394	2,490
	Grifols SA	101,049	1,994
*	Ferrovial SA	100,807	1,958
2	Aena SA	13,344	1,955
^	Abertis Infraestructuras SA	131,399	1,948
*	Red Electrica Corp. SA	90,568	1,887
	CaixaBank SA	566,727	1,710
	Endesa SA	70,116	1,488
	Enagas SA	47,613	1,365
*	Banco de Sabadell SA	1,014,884	1,355
	Gas Natural SDG SA	65,909	1,297
*	ACS Actividades de Construccion y Servicios SA	36,209	1,108
	Bankinter SA	143,810	1,099
	Gamesa Corp. Tecnologica SA	46,647	1,077
	Bankia SA	977,630	859
	Merlin Properties Socimi SA	68,172	765
*	Banco Popular Espanol SA	656,382	718
	Mapfre SA	232,492	690
	Distribuidora Internacional de Alimentacion SA	124,025	662
	Banco Santander SA ADR Depositary Receipt	133,014	563
	Viscofan SA	10,241	482
^	Bolsas y Mercados Espanoles SHMSF SA	15,847	479
2	Cellnex Telecom SA	28,969	475
	Mediaset Espana Comunicacion SA	37,324	417
	Acciona SA	5,282	401
	Inmobiliaria Colonial SA	53,742	379
*	Acerinox SA	29,997	369
	Ebro Foods SA	16,223	350
	Grupo Catalana Occidente SA	10,331	325
	Zardoya Otis SA	36,206	305
*	Indra Sistemas SA	24,221	300
	Prosegur Cia de Seguridad SA	40,429	293
	Melia Hotels International SA	22,599	279
	Tecnicas Reunidas SA	7,101	266

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Applus Services SA	26,219	252
	Faes Farma SA	62,163	228
	Almirall SA	14,904	214
	Grifols SA Preference Shares	14,352	206
*,2	Euskaltel SA	19,980	201
	Hispania Activos Inmobiliarios SOCIMI SA	15,938	196
	Vidrala SA	3,179	182
	Axiare Patrimonio SOCIMI SA	11,868	169
	Cia de Distribucion Integral Logista Holdings SA	7,483	166
	Construcciones y Auxiliar de Ferrocarriles SA	439	165
	CIE Automotive SA	7,461	154
*	NH Hotel Group SA	34,084	150
^	Obrascon Huarte Lain SA	33,048	132
*	Sacyr SA	56,966	130
	Corp Financiera Alba SA	2,693	118
*	Pharma Mar SA	40,605	110
*	Fomento de Construcciones y Contratas SA	11,961	104
	Atresmedia Corp. de Medios de Comunicacion SA	8,613	88
	Papeles y Cartones de Europa SA	11,391	59
*	Codere SA	89,077	54
*	Promotora de Informaciones SA	7,163	50
*	Ferrovial SA Rights Exp. 11/14/2016	100,807	43
	Ence Energia y Celulosa SA	19,358	42
*	Liberbank SA	40,147	40
*	Papeles y Cartones de Europa SA Rights Exp. 11/14/2016	11,391	2
*	Deoleo SA	6,145	1
*	Let's GOWEX SA	3,921	—
			89,085
Sweden (1.0%)
	Nordea Bank AB	665,556	6,994
	Hennes & Mauritz AB Class B	198,899	5,594
	Swedbank AB Class A	219,694	5,141
	Svenska Handelsbanken AB Class A	312,812	4,265
^	Atlas Copco AB Class B	137,910	3,602
	Assa Abloy AB Class B	195,022	3,544
	Svenska Cellulosa AB SCA Class B	124,099	3,515
	Volvo AB Class B	322,012	3,454
	Investor AB Class B	93,698	3,327
	Telefonaktiebolaget LM Ericsson Class B	623,976	3,027
	Skandinaviska Enskilda Banken AB Class A	299,245	3,018
	Sandvik AB	228,826	2,600
^	Atlas Copco AB Class A	79,377	2,325
	Telia Co. AB	559,084	2,233
	Hexagon AB Class B	52,504	1,837
	Skanska AB Class B	76,297	1,657
	SKF AB	82,509	1,398
	Boliden AB	59,408	1,377
	Swedish Match AB	39,087	1,360
	Electrolux AB Class B	48,220	1,141
*	Kinnevik AB	44,120	1,115
	Securitas AB Class B	64,626	997
	Alfa Laval AB	66,138	949
	Industrivarden AB Class A	46,903	890
	Trelleborg AB Class B	48,796	852
	Castellum AB	56,694	768
*	Lundin Petroleum AB	39,375	708
^	ICA Gruppen AB	21,542	669
	Elekta AB Class B	75,082	651
	Getinge AB	38,383	629
	Husqvarna AB	79,101	595
	Industrivarden AB	31,144	555
^	Fingerprint Cards AB Class B	56,047	543
	BillerudKorsnas AB	32,326	531
	Tele2 AB	60,961	503

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	SSAB AB Class B	175,656	466
	Fabege AB	27,387	463
*	NCC AB Class B	17,740	451
*	Fastighets AB Balder Class B	19,679	447
	Hexpol AB	51,278	421
	Loomis AB Class B	14,456	411
*	Nibe Industrier AB Class B	52,813	393
	Indutrade AB	20,778	387
	Holmen AB	10,633	364
*	Swedish Orphan Biovitrum AB	35,191	360
	AAK AB	5,323	352
	L E Lundbergforetagen AB Class B	5,211	337
	Hufvudstaden AB Class A	21,137	327
*,2	Dometic Group AB	45,706	323
	Axfood AB	20,384	319
2	Thule Group AB	20,219	312
	Wallenstam AB	40,275	310
	Saab AB Class B	8,678	307
	NetEnt AB	37,596	296
	Modern Times Group MTG AB Class B	10,790	290
	Com Hem Holding AB	31,785	286
	Sweco AB Class B	13,997	281
	Peab AB	32,769	278
	JM AB	9,565	275
	Wihlborgs Fastigheter AB	13,705	266
	Kungsleden AB	40,334	254
	Investment AB Latour Class B	6,796	251
	Intrum Justitia AB	7,843	242
*	Betsson AB	24,491	236
*,2	Attendo AB	27,393	233
	Lifco AB Class B	9,221	233
	Pandox AB	14,129	224
	Avanza Bank Holding AB	5,824	220
*	Bonava AB	17,740	219
	Bilia AB	8,861	211
	AF AB	10,241	187
*	Oriflame Holding AG	5,024	185
2	Bravida Holding AB	28,959	178
	Klovern AB	153,834	162
	Nobia AB	18,331	160
*	Cloetta AB Class B	42,825	152
	Haldex AB	11,512	148
	Hemfosa Fastigheter AB	15,054	142
	Lindab International AB	16,386	140
	Vitrolife AB	2,686	139
	Atrium Ljungberg AB	8,932	139
*	Investment AB Oresund	7,614	122
	Melker Schorling AB	2,096	121
	Bure Equity AB	10,810	118
	Hemfosa Fastigheter AB Preference Shares	6,636	118
	Concentric AB	8,391	100
	Nordnet AB	22,596	93
*,^	SAS AB	53,966	91
	Ratos AB	22,034	91
	Ratos AB Preference Shares	405	84
*	Collector AB	6,764	84
	Rezidor Hotel Group AB	19,442	79
	SkiStar AB	4,733	73
	Klovern AB Preference Shares	2,036	70
	Mekonomen AB	2,334	42
	Clas Ohlson AB	2,654	38
	SAS AB Preference Shares	581	36
	Sagax AB Preference Shares	5,206	19

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Tele2 AB Rights Exp. 11/16/2016	60,961	18
		86,538
Switzerland (2.7%)
Nestle SA	647,708	46,968
Novartis AG	492,855	34,977
Roche Holding AG	147,532	33,885
UBS Group AG	729,525	10,314
ABB Ltd.	400,410	8,261
Zurich Insurance Group AG	31,157	8,156
Syngenta AG	19,191	7,680
Cie Financiere Richemont SA	107,235	6,894
Swiss Re AG	68,548	6,362
Credit Suisse Group AG	436,766	6,094
Givaudan SA	1,908	3,690
LafargeHolcim Ltd.	67,111	3,580
Geberit AG	7,647	3,233
Actelion Ltd.	18,967	2,741
^ Swatch Group AG (Bearer)	7,908	2,378
Swisscom AG	4,790	2,190
SGS SA	1,080	2,186
Sika AG	445	2,139
Lonza Group AG	10,956	2,067
Adecco Group AG	34,177	2,029
Partners Group Holding AG	3,859	1,954
Julius Baer Group Ltd.	45,302	1,834
LafargeHolcim Ltd.	34,256	1,830
Swiss Life Holding AG	6,739	1,783
Kuehne & Nagel International AG	10,542	1,429
Sonova Holding AG	10,640	1,427
Baloise Holding AG	10,389	1,278
* Dufry AG	10,417	1,267
Chocoladefabriken Lindt & Sprungli AG Registered Shares	20	1,241
Schindler Holding AG	6,609	1,228
^ Chocoladefabriken Lindt & Sprungli AG Participation Certificates	224	1,163
Schindler Holding AG (Registered)	6,235	1,154
Swiss Prime Site AG	13,121	1,088
Roche Holding AG (Bearer)	4,320	1,004
Clariant AG	59,650	988
Galenica AG	880	882
Straumann Holding AG	2,240	840
Temenos Group AG	12,419	802
PSP Swiss Property AG	8,652	774
EMS-Chemie Holding AG	1,513	759
Georg Fischer AG	851	754
Aryzta AG	16,968	746
Logitech International SA	29,100	704
* Transocean Ltd. (New York Shares)	71,669	689
Helvetia Holding AG	1,203	626
* Flughafen Zuerich AG	3,061	563
^ BB Biotech AG	11,440	541
Barry Callebaut AG	429	534
2 Sunrise Communications Group AG	7,178	490
dorma&kaba Holding AG	646	449
Cembra Money Bank AG	5,794	443
DKSH Holding AG	6,000	416
* CS Real Estate Fund LivingPlus	2,821	392
Panalpina Welttransport Holding AG	2,973	386
Tecan Group AG	2,313	381
Banque Cantonale Vaudoise	593	373
ams AG	13,096	367
Pargesa Holding SA	5,426	364
Valiant Holding AG	3,655	346
OC Oerlikon Corp. AG	35,487	334
Bucher Industries AG	1,488	331

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Sulzer AG	3,315	326
	SFS Group AG	4,231	319
	GAM Holding AG	32,408	314
	Allreal Holding AG	2,075	305
	Belimo Holding AG	99	302
	Forbo Holding AG	218	278
	Emmi AG	462	273
	u-blox Holding AG	1,434	271
	Mobimo Holding AG	1,069	257
	Autoneum Holding AG	940	249
	Implenia AG	3,487	234
	St. Galler Kantonalbank AG	608	228
*	Gategroup Holding AG	4,133	217
	Vontobel Holding AG	4,312	211
	Schweiter Technologies AG	192	207
	Huber & Suhner AG	3,050	178
	VZ Holding AG	578	171
	Rieter Holding AG	883	168
	Siegfried Holding AG	782	161
	Valora Holding AG	544	158
	Burckhardt Compression Holding AG	542	157
	COSMO Pharmaceuticals NV	1,041	151
	Swatch Group AG (Registered)	2,553	147
	Ascom Holding AG	8,010	137
	APG SGA SA	321	134
*,^	AFG Arbonia-Forster Holding AG	7,828	117
*	Bell AG	270	115
	Intershop Holding AG	226	115
*,^	Basilea Pharmaceutica AG	1,676	113
	Daetwyler Holding AG	806	110
	LEM Holding SA	98	109
	Kudelski SA	6,259	108
	Ypsomed Holding AG	507	97
	Conzzeta AG	136	94
	Leonteq AG	1,507	87
	BKW AG	1,670	78
	EFG International AG	12,367	67
	Vetropack Holding AG	40	66
	Swissquote Group Holding SA	2,287	65
	Plazza AG	223	53
*	Schmolz & Bickenbach AG	75,992	50
*	Zehnder Group- RG	1,190	49
	Bachem Holding AG	523	47
*,^	Meyer Burger Technology AG	12,887	42
*	Alpiq Holding AG	434	40
*	Transocean Ltd. (Switzerland Shares)	1,000	10
*	Orascom Development Holding AG	1,294	8
			237,971
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	643,152	20,002
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	10,358
	Hon Hai Precision Industry Co. Ltd.	3,106,151	8,390
	Chunghwa Telecom Co. Ltd. ADR	99,103	3,384
	Formosa Plastics Corp.	1,026,873	2,775
	Formosa Chemicals & Fibre Corp.	927,283	2,753
	Nan Ya Plastics Corp.	1,203,423	2,499
	Largan Precision Co. Ltd.	21,020	2,480
	Delta Electronics Inc.	460,471	2,424
	MediaTek Inc.	301,086	2,282
	Fubon Financial Holding Co. Ltd.	1,526,880	2,160
	Cathay Financial Holding Co. Ltd.	1,665,549	2,156
	CTBC Financial Holding Co. Ltd.	3,821,715	2,055
	Uni-President Enterprises Corp.	1,018,992	1,969
	China Steel Corp.	2,624,390	1,896

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Mega Financial Holding Co. Ltd.	2,274,769	1,555
Advanced Semiconductor Engineering Inc. ADR	235,724	1,379
Asustek Computer Inc.	146,169	1,280
Taiwan Mobile Co. Ltd.	351,800	1,231
Catcher Technology Co. Ltd.	151,310	1,184
First Financial Holding Co. Ltd.	2,140,019	1,121
Pegatron Corp.	412,954	1,112
Quanta Computer Inc.	546,450	1,105
Hotai Motor Co. Ltd.	85,000	987
E.Sun Financial Holding Co. Ltd.	1,725,186	980
Formosa Petrochemical Corp.	292,140	975
Yuanta Financial Holding Co. Ltd.	2,498,965	933
President Chain Store Corp.	118,137	883
Hua Nan Financial Holdings Co. Ltd.	1,584,076	804
Taiwan Cement Corp.	671,210	804
Cheng Shin Rubber Industry Co. Ltd.	393,379	800
Taishin Financial Holding Co. Ltd.	2,126,180	777
Far EasTone Telecommunications Co. Ltd.	326,000	770
Pou Chen Corp.	569,524	768
Taiwan Cooperative Financial Holding Co. Ltd.	1,692,668	742
China Development Financial Holding Corp.	2,961,580	741
China Life Insurance Co. Ltd.	803,002	740
Chang Hwa Commercial Bank Ltd.	1,345,963	688
Foxconn Technology Co. Ltd.	233,514	677
Far Eastern New Century Corp.	863,279	668
Lite-On Technology Corp.	456,988	655
Innolux Corp.	1,934,885	651
SinoPac Financial Holdings Co. Ltd.	2,129,631	614
Compal Electronics Inc.	1,024,323	609
Advantech Co. Ltd.	67,518	549
AU Optronics Corp. ADR	137,718	521
United Microelectronics Corp.	1,373,180	511
Hermes Microvision Inc.	11,493	507
Inventec Corp.	636,554	497
Eclat Textile Co. Ltd.	43,163	489
* Inotera Memories Inc.	498,000	466
Wistron Corp.	595,461	449
* HTC Corp.	151,491	442
Micro-Star International Co. Ltd.	151,000	434
Asia Cement Corp.	494,264	431
United Microelectronics Corp. ADR	224,078	426
Powertech Technology Inc.	148,000	422
Novatek Microelectronics Corp.	112,025	419
Giant Manufacturing Co. Ltd.	57,881	409
Chailease Holding Co. Ltd.	236,892	409
WPG Holdings Ltd.	340,000	398
* Shin Kong Financial Holding Co. Ltd.	1,808,612	392
Vanguard International Semiconductor Corp.	188,000	383
Siliconware Precision Industries Co. Ltd.	237,655	359
Siliconware Precision Industries Co. Ltd. ADR	45,120	338
Teco Electric and Machinery Co. Ltd.	374,000	332
Nien Made Enterprise Co. Ltd.	27,000	313
Synnex Technology International Corp.	285,498	304
Realtek Semiconductor Corp.	89,420	303
Chicony Electronics Co. Ltd.	116,875	299
Highwealth Construction Corp.	199,540	296
Feng TAY Enterprise Co. Ltd.	70,235	293
Kenda Rubber Industrial Co. Ltd.	180,413	276
Tong Yang Industry Co. Ltd.	115,000	268
Standard Foods Corp.	107,116	265
* Ruentex Development Co. Ltd.	229,156	264
Taiwan Business Bank	1,044,501	264
CTCI Corp.	179,000	263
Walsin Lihwa Corp.	733,000	256

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* TaiMed Biologics Inc.	39,000	245
Win Semiconductors Corp.	87,151	242
Acer Inc.	524,551	240
Airtac International Group	30,050	239
Ruentex Industries Ltd.	146,268	235
Tripod Technology Corp.	99,000	234
LCY Chemical Corp.	190,000	232
St. Shine Optical Co. Ltd.	11,000	231
Poya International Co. Ltd.	15,237	221
Hiwin Technologies Corp.	49,942	220
King Yuan Electronics Co. Ltd.	246,000	216
Yulon Motor Co. Ltd.	244,000	213
TTY Biopharm Co. Ltd.	56,541	213
China Airlines Ltd.	686,000	208
Elite Material Co. Ltd.	74,000	206
Phison Electronics Corp.	29,000	205
Merida Industry Co. Ltd.	44,400	205
Eva Airways Corp.	410,674	198
AU Optronics Corp.	520,000	197
Nanya Technology Corp.	151,324	196
Taiwan Fertilizer Co. Ltd.	145,000	194
Yageo Corp.	96,346	194
Hota Industrial Manufacturing Co. Ltd.	46,000	192
Parade Technologies Ltd.	17,000	191
Formosa Taffeta Co. Ltd.	208,000	189
Eternal Materials Co. Ltd.	178,914	189
Zhen Ding Technology Holding Ltd.	82,700	188
Simplo Technology Co. Ltd.	59,400	183
Ennoconn Corp.	11,556	183
Advanced Semiconductor Engineering Inc.	155,000	182
Accton Technology Corp.	112,000	179
Chroma ATE Inc.	70,000	177
Grape King Bio Ltd.	21,000	176
Tung Thih Electronic Co. Ltd.	12,000	175
Winbond Electronics Corp.	557,000	175
Waterland Financial Holdings Co. Ltd.	684,911	173
Taiwan Paiho Ltd.	50,000	170
Clevo Co.	182,628	167
Gigabyte Technology Co. Ltd.	124,000	163
Compeq Manufacturing Co. Ltd.	306,000	161
TSRC Corp.	155,925	161
Wisdom Marine Lines Co. Ltd.	177,377	161
Silergy Corp.	11,000	160
E Ink Holdings Inc.	185,000	157
Getac Technology Corp.	120,000	156
PChome Online Inc.	14,268	155
Chunghwa Telecom Co. Ltd.	45,000	154
Wistron NeWeb Corp.	54,651	152
Transcend Information Inc.	55,000	152
* Taiwan Glass Industry Corp.	357,842	149
eMemory Technology Inc.	14,000	148
Voltronic Power Technology Corp.	9,615	144
Advanced Ceramic X Corp.	18,000	144
Kinsus Interconnect Technology Corp.	62,000	143
Greatek Electronics Inc.	112,000	141
Chipbond Technology Corp.	102,000	141
Depo Auto Parts Ind Co. Ltd.	45,000	141
Radiant Opto-Electronics Corp.	83,314	140
Land Mark Optoelectronics Corp.	15,600	140
Cub Elecparts Inc.	14,898	137
Makalot Industrial Co. Ltd.	34,712	137
Walsin Technology Corp.	111,975	136
* Evergreen Marine Corp. Taiwan Ltd.	362,940	136
United Integrated Services Co. Ltd.	89,000	133

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Nan Kang Rubber Tire Co. Ltd.	144,493	133
* Chunghwa Precision Test Tech Co. Ltd.	4,000	133
Taiwan Secom Co. Ltd.	45,675	131
FLEXium Interconnect Inc.	45,703	130
King's Town Bank Co. Ltd.	157,000	128
Feng Hsin Steel Co. Ltd.	96,000	127
* HannStar Display Corp.	508,265	127
General Interface Solution Holding Ltd.	46,000	123
King Slide Works Co. Ltd.	10,000	122
* Epistar Corp.	180,044	122
Everlight Electronics Co. Ltd.	81,000	122
AmTRAN Technology Co. Ltd.	154,000	122
Lealea Enterprise Co. Ltd.	470,000	120
Mitac Holdings Corp.	122,667	116
Sinbon Electronics Co. Ltd.	51,499	116
Xxentria Technology Materials Corp.	44,000	115
Huaku Development Co. Ltd.	65,000	114
Chin-Poon Industrial Co. Ltd.	59,000	113
Coretronic Corp.	107,400	111
Unimicron Technology Corp.	269,000	111
Gourmet Master Co. Ltd.	12,350	111
* Tatung Co. Ltd.	421,000	111
Qisda Corp.	262,000	110
Syncmold Enterprise Corp.	65,000	109
China Steel Chemical Corp.	31,000	106
* Asia Pacific Telecom Co. Ltd.	331,152	106
* Yieh Phui Enterprise Co. Ltd.	274,000	106
* Pharmally International Holding Co. Ltd.	7,000	105
Merry Electronics Co. Ltd.	26,850	104
Tong Hsing Electronic Industries Ltd.	30,000	103
Sercomm Corp.	44,000	103
* China Petrochemical Development Corp.	361,350	103
Hu Lane Associate Inc.	23,000	101
China Motor Corp.	129,000	101
Bizlink Holding Inc.	19,933	101
Far Eastern Department Stores Ltd.	190,115	101
Dynapack International Technology Corp.	77,000	101
Sitronix Technology Corp.	27,000	100
China Metal Products	101,000	99
Taichung Commercial Bank Co. Ltd.	345,154	98
PharmaEngine Inc.	14,199	97
Formosa International Hotels Corp.	17,058	96
Kinpo Electronics	254,000	95
Holtek Semiconductor Inc.	60,000	95
* Egis Technology Inc.	13,000	94
Elan Microelectronics Corp.	82,000	93
Pihsiang Machinery Manufacturing Co. Ltd.	38,000	89
Chaun-Choung Technology Corp.	20,000	88
Oriental Union Chemical Corp.	141,000	88
* Ta Ya Electric Wire & Cable	528,000	88
Far Eastern International Bank	307,559	87
Visual Photonics Epitaxy Co. Ltd.	65,250	87
* Wei Chuan Foods Corp.	152,000	86
Cheng Uei Precision Industry Co. Ltd.	70,000	86
Tainan Spinning Co. Ltd.	220,543	85
YFY Inc.	287,000	85
Ginko International Co. Ltd.	9,000	84
Elite Advanced Laser Corp.	23,040	84
Yungtay Engineering Co. Ltd.	59,000	83
Taiwan Shin Kong Security Co. Ltd.	65,650	83
Bank of Kaohsiung Co. Ltd.	294,085	82
Grand Pacific Petrochemical	146,000	81
Gigasolar Materials Corp.	6,400	81
Primax Electronics Ltd.	51,000	81

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* TPK Holding Co. Ltd.	49,958	80
Sporton International Inc.	16,472	79
WT Microelectronics Co. Ltd.	55,549	79
Senao International Co. Ltd.	49,000	78
TXC Corp.	55,000	77
* Mercuries Life Insurance Co. Ltd.	154,105	74
Tyntek Corp.	194,000	74
Pan-International Industrial Corp.	80,000	73
Li Cheng Enterprise Co. Ltd.	18,600	72
Sino-American Silicon Products Inc.	67,000	72
Advanced Wireless Semiconductor Co.	46,000	72
President Securities Corp.	204,178	71
Tung Ho Steel Enterprise Corp.	110,000	70
Wan Hai Lines Ltd.	141,000	69
* CMC Magnetics Corp.	575,021	68
China Synthetic Rubber Corp.	86,110	68
Great Wall Enterprise Co. Ltd.	74,100	67
International Games System Co. Ltd.	12,000	67
Asia Vital Components Co. Ltd.	90,000	67
Huang Hsiang Construction Corp.	55,000	67
Nan Ya Printed Circuit Board Corp.	89,000	67
Cheng Loong Corp.	185,000	67
* Iron Force Industrial Co. Ltd.	11,000	67
Pan Jit International Inc.	142,000	67
Cathay Real Estate Development Co. Ltd.	130,200	67
Long Bon International Co. Ltd.	127,000	66
Sigurd Microelectronics Corp.	87,000	65
Unitech Printed Circuit Board Corp.	206,000	65
Lung Yen Life Service Corp.	38,000	65
Test Research Inc.	51,000	65
* Orient Semiconductor Electronics Ltd.	176,000	64
Topco Scientific Co. Ltd.	24,203	62
Everlight Chemical Industrial Corp.	97,240	62
Systex Corp.	36,000	61
China Bills Finance Corp.	150,000	60
Jih Sun Financial Holdings Co. Ltd.	286,252	60
Kinik Co.	36,000	59
Long Chen Paper Co. Ltd.	125,000	59
D-Link Corp.	184,212	59
Yeong Guan Energy Technology Group Co. Ltd.	15,000	59
Sunplus Technology Co. Ltd.	171,000	59
Taiwan Hon Chuan Enterprise Co. Ltd.	35,772	59
Pixart Imaging Inc.	27,000	58
Capital Securities Corp.	232,000	58
Firich Enterprises Co. Ltd.	27,983	58
Shinkong Synthetic Fibers Corp.	217,000	58
Namchow Chemical Industrial Co. Ltd.	27,000	57
Shin Zu Shing Co. Ltd.	19,000	57
Lien Hwa Industrial Corp.	84,213	57
Globalwafers Co. Ltd.	23,000	57
OptoTech Corp.	134,000	56
Posiflex Technology Inc.	9,547	56
Chimei Materials Technology Corp.	143,000	56
Sampo Corp.	90,000	56
USI Corp.	114,000	56
China General Plastics Corp.	69,000	55
* ALI Corp.	105,000	55
TYC Brother Industrial Co. Ltd.	53,000	55
* Neo Solar Power Corp.	104,573	53
Cleanaway Co. Ltd.	10,000	53
* Swancor Holding Co. Ltd.	22,000	52
Sanyang Motor Co. Ltd.	80,000	51
Taiwan Styrene Monomer	93,450	49
Kuoyang Construction Co. Ltd.	125,000	49

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Zinwell Corp.	43,000	49
* Etron Technology Inc.	127,000	49
YC INOX Co. Ltd.	67,000	49
Ardentec Corp.	64,903	48
Evergreen International Storage & Transport Corp.	118,000	48
TA Chen Stainless Pipe	90,065	47
Jess-Link Products Co. Ltd.	57,000	47
* Center Laboratories Inc.	22,894	47
Adlink Technology Inc.	24,168	47
Green Seal Holding Ltd.	8,800	47
* Sunny Friend Environmental Technology Co. Ltd.	13,000	46
Taiwan Semiconductor Co. Ltd.	41,000	46
WUS Printed Circuit Co. Ltd.	82,000	46
Flytech Technology Co. Ltd.	13,853	46
* Microbio Co. Ltd.	61,000	45
Taiwan PCB Techvest Co. Ltd.	46,000	45
Altek Corp.	61,600	44
Prince Housing & Development Corp.	139,050	44
YungShin Global Holding Corp.	29,400	44
Basso Industry Corp.	16,200	44
Zeng Hsing Industrial Co. Ltd.	9,000	43
Chung Hwa Pulp Corp.	152,421	43
UPC Technology Corp.	123,000	43
Taiwan Cogeneration Corp.	58,000	42
A-DATA Technology Co. Ltd.	26,190	41
* Unizyx Holding Corp.	91,000	41
China Man-Made Fiber Corp.	166,950	40
Sonix Technology Co. Ltd.	39,000	40
San Shing Fastech Corp.	22,770	40
Gloria Material Technology Corp.	74,000	40
* Solar Applied Materials Technology Co.	140,000	39
Taiflex Scientific Co. Ltd.	40,800	39
Casetek Holdings Ltd.	12,000	39
Toung Loong Textile Manufacturing	14,000	38
Nan Liu Enterprise Co. Ltd.	9,000	38
Chong Hong Construction Co. Ltd.	23,152	38
Farglory Land Development Co. Ltd.	33,000	38
Aten International Co. Ltd.	15,000	38
Weltrend Semiconductor	52,000	37
* Taigen Biopharmaceuticals Holdings Ltd.	38,872	37
* Asia Optical Co. Inc.	40,000	37
Ton Yi Industrial Corp.	86,000	37
Chlitina Holding Ltd.	8,400	37
IEI Integration Corp.	24,380	36
ScinoPharm Taiwan Ltd.	28,121	36
ITEQ Corp.	33,000	36
Lotes Co. Ltd.	14,000	36
* Gintech Energy Corp.	49,555	35
* Motech Industries Inc.	36,000	35
* Yang Ming Marine Transport Corp.	156,000	35
* Ritek Corp.	200,147	35
Taiyen Biotech Co. Ltd.	36,000	34
ITE Technology Inc.	37,000	34
CHC Healthcare Group	24,268	34
U-Ming Marine Transport Corp.	48,000	33
Goldsun Building Materials Co. Ltd.	144,000	33
Mercuries & Associates Holding Ltd.	53,550	33
Federal Corp.	76,612	33
Universal Cement Corp.	41,868	33
Soft-World International Corp.	16,000	32
AcBel Polytech Inc.	43,000	32
Wowprime Corp.	8,665	32
Alpha Networks Inc.	55,000	32
Elitegroup Computer Systems Co. Ltd.	73,000	31

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Medigen Biotechnology Corp.	14,000	31
Hung Sheng Construction Ltd.	57,000	31
Johnson Health Tech Co. Ltd.	21,105	31
Lextar Electronics Corp.	74,000	31
Brogent Technologies Inc.	4,389	30
Career Technology MFG. Co. Ltd.	46,000	29
FocalTech Systems Co. Ltd.	26,923	29
Elite Semiconductor Memory Technology Inc.	27,000	29
Rechi Precision Co. Ltd.	25,000	28
Taiwan FamilyMart Co. Ltd.	4,000	28
Darwin Precisions Corp.	73,000	28
* Ho Tung Chemical Corp.	114,639	28
* Shining Building Business Co. Ltd.	88,660	28
* E-Ton Solar Tech Co. Ltd.	90,000	28
Taiwan Fire & Marine Insurance Co. Ltd.	47,000	28
MIN AIK Technology Co. Ltd.	23,000	27
Lite-On Semiconductor Corp.	38,000	27
CyberTAN Technology Inc.	44,000	26
Taiwan TEA Corp.	59,000	26
Faraday Technology Corp.	25,800	26
Hung Poo Real Estate Development Corp.	31,000	25
Microlife Corp.	11,000	25
Taiwan Acceptance Corp.	11,000	25
Taiwan Land Development Corp.	80,731	25
ACES Electronic Co. Ltd.	33,000	25
Jentech Precision Industrial Co. Ltd.	16,000	25
Topkey Corp.	8,000	25
* Radium Life Tech Co. Ltd.	87,393	25
Formosan Rubber Group Inc.	53,101	25
* Gigastorage Corp.	34,000	24
Wah Lee Industrial Corp.	17,000	24
Masterlink Securities Corp.	95,012	24
* AGV Products Corp.	97,439	23
Test Rite International Co. Ltd.	37,000	23
* TWi Pharmaceuticals Inc.	7,000	23
Advanced International Multitech Co. Ltd.	35,000	22
Kindom Construction Corp.	45,000	22
Vivotek Inc.	8,863	22
Taiwan Surface Mounting Technology Corp.	26,250	22
* Ichia Technologies Inc.	49,000	22
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	21
Kuo Toong International Co. Ltd.	37,643	21
* Taiwan Liposome Co. Ltd.	5,000	20
Tong-Tai Machine & Tool Co. Ltd.	28,560	20
* Lotus Pharmaceutical Co. Ltd.	11,000	20
Global Mixed Mode Technology Inc.	9,000	20
Sinyi Realty Inc.	21,630	20
Ambassador Hotel	25,000	20
Concord Securities Co. Ltd.	96,000	19
* Unity Opto Technology Co. Ltd.	38,000	18
Rich Development Co. Ltd.	63,000	17
* Li Peng Enterprise Co. Ltd.	75,600	17
BES Engineering Corp.	99,000	17
* G Tech Optoelectronics Corp.	24,043	16
GeoVision Inc.	9,776	15
* Genius Electronic Optical Co. Ltd.	8,714	14
* Gold Circuit Electronics Ltd.	41,000	14
KEE TAI Properties Co. Ltd.	41,000	13
Yulon Nissan Motor Co. Ltd.	2,000	13
XPEC Entertainment Inc.	21,467	8
ENG Electric Co. Ltd.	3,307	2
Forest Water Environment Engineering Co. Ltd.	261	—
		133,164

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
Thailand (0.4%)
*	PTT PCL	202,200	1,991
^	Siam Cement PCL NVDR	120,200	1,716
	CP ALL PCL (Foreign)	811,900	1,407
^	Kasikornbank PCL (Foreign)	269,183	1,321
*	Bangkok Dusit Medical Services PCL (Local)	1,650,800	1,075
	Advanced Info Service PCL (Foreign)	242,100	1,061
	PTT PCL (Foreign)	98,600	971
*	Airports of Thailand PCL	86,725	944
	Siam Commercial Bank PCL (Foreign)	227,900	933
	Siam Cement PCL (Foreign)	57,900	833
^	Siam Commercial Bank PCL	187,400	767
^	Kasikornbank PCL	142,100	698
^	PTT Exploration & Production PCL (Foreign)	241,281	571
*	CP ALL PCL (Local)	289,400	502
	Central Pattana PCL	312,900	497
*	Charoen Pokphand Foods PCL	536,300	482
*	Minor International PCL	417,260	458
	PTT Global Chemical PCL (Foreign)	239,715	409
	Bangkok Bank PCL (Foreign)	89,698	409
*	Banpu PCL (Local)	732,000	383
^	Intouch Holdings NVDR	237,596	360
*	Bangkok Expressway & Metro PCL	1,682,509	358
	Krung Thai Bank PCL (Foreign)	687,175	337
*	Central Pattana PCL	208,100	331
	Charoen Pokphand Foods PCL (Foreign)	367,500	331
	Minor International PCL (Foreign)	297,823	327
	Thai Oil PCL (Foreign)	159,800	319
*	Siam Commercial Bank PCL (Local)	77,800	319
*	PTT Global Chemical PCL (Local)	183,600	314
^	Krung Thai Bank PCL	633,000	311
*	Digital Telecommunications Infrastructure Fund	688,200	295
*	Indorama Ventures PCL (Local)	332,500	277
*	KCE Electronics PCL	83,000	266
*	True Corp. PCL	1,370,453	264
^	Thai Union Frozen Products PCL (Foreign)	404,880	251
*	Intouch Holdings PCL	160,600	243
*	OBI Pharma Inc.	23,000	240
*	BTS Group Holdings PCL	954,800	233
*	Ratchaburi Electricity Generating Holding PCL (Local)	161,300	230
*	BTS Rail Mass Transit Growth Infrastructure Fund	661,200	230
*	Bumrungrad Hospital PCL	42,500	222
^	TMB Bank PCL	3,532,900	212
^	Land & Houses PCL	790,900	207
^	Electricity Generating PCL (Foreign)	37,200	207
^	IRPC PCL (Foreign)	1,491,200	204
*	Berli Jucker PCL	134,600	203
	Berli Jucker PCL	134,484	203
*	Group Lease PCL	149,700	196
^	Home Product Center PCL	677,598	195
*	Jasmine Broadband Internet Infrastructure Fund	559,400	193
*	Bangchak Petroleum PCL	217,100	187
*	Robinson Department Store PCL	112,700	186
*	Central Plaza Hotel PCL	162,200	176
*	Superblock PCL	3,838,700	174
*,2	Star Petroleum Refining PCL	484,700	174
*	Sino-Thai Engineering & Construction PCL	237,700	173
*	PTG Energy PCL	210,400	173
*	PTT Exploration and Production PCL (Local)	72,800	172
*	Home Product Center PCL	568,200	164
^	Bumrungrad Hospital PCL (Foreign)	30,900	161
	Jasmine International PCL	664,200	158
*	CH Karnchang PCL	187,300	158
^	True Corp. PCL	775,201	149

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	BTS Group Holdings PCL ADR	604,800	148
*	Supalai PCL	211,200	147
	Pruksa Real Estate PCL	210,700	139
*	Land & Houses PCL	508,200	133
^	BEC World PCL (Foreign)	225,100	132
*	Siam City Cement PCL (Local)	15,684	129
^	Total Access Communication PCL (Foreign)	145,300	129
^	Delta Electronics Thailand PCL	56,600	127
	Kiatnakin Bank PCL	74,800	125
*	Bangkok Land PCL	2,749,700	124
	Thoresen Thai Agencies PCL (Foreign)	476,652	124
*	Tisco Financial Group PCL	83,500	123
*	TPI Polene PCL	1,930,500	121
*	Gunkul Engineering PCL	846,500	120
*	Glow Energy PCL	54,500	120
*	Esso Thailand PCL	408,900	118
*	Delta Electronics Thailand PCL	51,800	116
	Bangkok Dusit Medical Services PCL (Foreign)	176,000	115
*	Thai Union Group PCL	183,500	114
*	Italian-Thai Development PCL	784,500	111
*	Thai Oil PCL	54,500	109
*	VGI Global Media PCL	652,900	106
*	Krungthai Card PCL	24,700	106
*	Siam Global House PCL	238,859	105
	momo.com Inc.	16,000	104
*	Electricity Generating PCL	18,300	102
*	Thai Airways International PCL	126,300	101
	Thanachart Capital PCL	88,900	100
*	Major Cineplex Group PCL	120,200	99
*	AP Thailand PCL	476,600	97
*	Quality Houses PCL	1,338,683	96
*	Dynasty Ceramic PCL	696,900	89
*	Srisawad Power 1979 PCL	77,367	88
*	Sansiri PCL (Local)	1,855,200	88
*	IRPC PCL	629,800	86
*	Carabao Group PCL	43,100	85
*	Thai Vegetable Oil PCL	88,000	84
^	Bangkok Life Assurance PCL	59,100	84
*,^	Thai Airways International PCL (Foreign)	104,374	83
	Bangkok Expressway & Metro PCL	373,046	79
*	Kiatnakin Bank PCL	47,400	79
*	Global Power Synergy Co. Ltd.	77,600	79
*	U City PCL	90,412,494	77
*	Unique Engineering & Construction PCL	155,600	76
	TTW PCL	246,200	74
*	Tipco Asphalt PCL	140,500	73
	Bangkok Life Assurance PCL	50,940	72
	Glow Energy PCL (Foreign)	32,700	72
*	Bangkok Airways PCL	99,400	71
^	Banpu PCL	132,528	69
*	Chularat Hospital PCL	837,980	67
*	Muangthai Leasing PCL	124,100	67
*	Vibhavadi Medical Center PCL	778,900	66
*	Thaicom PCL	103,800	62
*	TMB Bank PCL	1,018,600	61
*	Tisco Financial Group PCL	40,100	59
*	Hana Microelectronics PCL	64,600	59
*	Bangkok Chain Hospital PCL	154,400	58
*	Thanachart Capital PCL	50,100	56
*	TICON Industrial Connection PCL	132,600	56
*	CK Power PCL	529,000	54
*	Amata Corp. PCL	158,800	53
*	Samart Corp. PCL	128,900	52
*	GFPT PCL	112,200	49

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Bangkok Bank PCL	10,200	46
^	Thanachart Capital PCL	38,600	44
*	Inter Far East Energy Corp.	351,100	43
^	Hana Microelectronics PCL (Foreign)	46,600	43
*	WHA Corp. PCL	420,000	40
*	SPCG PCL	65,000	38
*	IMPACT Growth REIT	81,000	36
	LPN Development PCL	102,800	33
*	Sri Trang Agro-Industry PCL	78,200	30
*	Cal-Comp Electronics Thailand PCL	387,330	28
*	Univentures PCL	143,400	24
*	Total Access Communication PCL (Local)	25,400	23
*	Precious Shipping PCL	125,400	22
*,^	WHA Corp. PCL	210,509	20
^	CK Power PCL	179,860	18
*,^	Precious Shipping PCL (Foreign)	62,700	11
*	Group Lease PCL Warrants Exp. 07/31/2018	15,877	7
*	Thoresen Thai Agencies PCL (Local)	13,200	3
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	3
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	33,250	2
*	Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	53,346	2
*	Indorama Ventures Warrants Exp. 08/24/2018	25,576	2
*	WHA Corp. PCL Warrants Exp. 12/31/2019	5,106	1
*	TPI Polene PCL Rights	11,916	1
*	VGI Global Media PCL Warrants 08/01/2018	71,450	1
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	2,960	1
	BCPG PCL	1,225	—
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
*	Samart Corp. PCL Warrants Exp. 02/11/2018	39,440	—
*	Precious Shipping PCL Warrants	6,270	—
			34,000
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	432,590	1,177
	Akbank TAS	429,236	1,149
	BIM Birlesik Magazalar AS	47,224	770
	Turkiye Is Bankasi	358,415	582
	KOC Holding AS	131,948	550
*	Turkcell Iletisim Hizmetleri AS	157,420	508
	Tupras Turkiye Petrol Rafinerileri AS	24,875	507
	Haci Omer Sabanci Holding AS (Bearer)	159,095	481
	Turkiye Halk Bankasi AS	138,129	420
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	397,961	407
	Eregli Demir ve Celik Fabrikalari TAS	274,084	373
	Turkiye Vakiflar Bankasi TAO	204,427	303
	Anadolu Efes Biracilik Ve Malt Sanayii AS	41,074	251
	Arcelik AS	35,788	236
	Enka Insaat ve Sanayi AS	142,649	218
	Ulker Biskuvi Sanayi AS	33,433	208
	Turk Telekomunikasyon AS	106,702	197
*	Turk Hava Yollari AO	112,114	197
*	Yapi ve Kredi Bankasi AS	163,123	195
	Ford Otomotiv Sanayi AS	17,563	179
	Tofas Turk Otomobil Fabrikasi AS	22,955	173
	Petkim Petrokimya Holding AS	120,882	164
	Coca-Cola Icecek AS	13,694	155
	Turkiye Sise ve Cam Fabrikalari AS	147,252	155
	Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	151
	Is Gayrimenkul Yatirim Ortakligi AS	267,825	136
	TAV Havalimanlari Holding AS	32,203	132
	Soda Sanayii AS	88,901	124
*	Aksa Enerji Uretim AS Class B	123,798	113
	Tekfen Holding AS	35,895	91
*	Aksigorta AS	132,563	87
*	Sekerbank TAS	205,730	78

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Bizim Toptan Satis Magazalari AS	17,130	72
* Zorlu Enerji Elektrik Uretim AS	123,101	65
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	51
Turkiye Sinai Kalkinma Bankasi AS	112,275	50
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	49
* Koza Altin Isletmeleri AS	8,052	46
* Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	44
* Dogan Sirketler Grubu Holding AS	168,390	43
Aygaz AS	12,065	43
* Vestel Elektronik Sanayi ve Ticaret AS	20,037	43
Cimsa Cimento Sanayi VE Ticaret AS	8,065	40
Turk Traktor ve Ziraat Makineleri AS	1,534	40
* Migros Ticaret AS	6,467	37
Aksa Akrilik Kimya Sanayii AS	11,842	33
Yazicilar Holding AS Class A	5,506	24
Dogus Otomotiv Servis ve Ticaret AS	7,386	24
* Pegasus Hava Tasimaciligi AS	4,428	19
Trakya Cam Sanayii AS	21,506	18
* Vakif Gayrimenkul Yatirim Ortakligi AS	19,855	15
Albaraka Turk Katilim Bankasi AS	32,421	13
* Asya Katilim Bankasi AS	147,465	—
		11,236
United Arab Emirates (0.1%)
Emirates Telecommunications Group Co. PJSC	343,010	1,760
Emaar Properties PJSC	734,579	1,391
First Gulf Bank PJSC	220,715	690
DP World Ltd.	37,047	665
Abu Dhabi Commercial Bank PJSC	364,999	609
Aldar Properties PJSC	727,850	521
Dubai Islamic Bank PJSC	301,078	429
* DXB Entertainments PJSC	666,893	284
Emaar Malls PJSC	391,593	274
DAMAC Properties Dubai Co. PJSC	381,514	228
Dubai Investments PJSC	414,619	226
Union National Bank PJSC	210,163	224
Air Arabia PJSC	453,800	160
* Arabtec Holding PJSC	386,155	139
Dubai Financial Market PJSC	426,230	133
Al Waha Capital PJSC	234,724	120
Aramex PJSC	106,323	102
Amanat Holdings PJSC	389,761	93
* Dana Gas PJSC	547,053	79
National Central Cooling Co. PJSC	134,628	66
* Drake & Scull International PJSC	459,669	57
* Deyaar Development PJSC	361,379	52
* Eshraq Properties Co. PJSC	184,450	40
* Amlak Finance PJSC	109,697	37
RAK Properties PJSC	168,932	28
* Union Properties PJSC	142,827	28
		8,435
United Kingdom (5.9%)
HSBC Holdings plc	4,129,228	31,098
BP plc	3,909,466	23,112
British American Tobacco plc	391,977	22,465
Royal Dutch Shell plc Class A	898,651	22,383
Royal Dutch Shell plc Class B	780,870	20,141
GlaxoSmithKline plc	1,014,043	20,032
Vodafone Group plc	5,516,911	15,151
AstraZeneca plc	262,594	14,704
Diageo plc	529,349	14,090
Reckitt Benckiser Group plc	133,359	11,930
Unilever plc	253,837	10,598
Shire plc	186,799	10,547
National Grid plc	796,941	10,366

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Imperial Brands plc	202,707	9,805
Lloyds Banking Group plc	13,395,681	9,355
Rio Tinto plc	253,443	8,814
Prudential plc	538,492	8,788
Barclays plc	3,546,806	8,217
BT Group plc	1,750,186	8,033
* Glencore plc	2,442,255	7,476
BHP Billiton plc	443,179	6,664
Compass Group plc	348,865	6,313
WPP plc	272,463	5,916
CRH plc	172,380	5,578
* Standard Chartered plc	562,569	4,892
Aviva plc	845,296	4,581
* Tesco plc	1,701,935	4,384
BAE Systems plc	657,457	4,356
SSE plc	215,508	4,190
RELX NV	228,165	4,073
Experian plc	202,680	3,896
* Anglo American plc	273,839	3,801
Legal & General Group plc	1,241,079	3,175
Rolls-Royce Holdings plc	345,710	3,069
Centrica plc	1,134,043	2,970
Wolseley plc	52,149	2,705
Smith & Nephew plc	186,233	2,692
Old Mutual plc	974,194	2,396
London Stock Exchange Group plc	67,006	2,302
Sky plc	222,724	2,227
Associated British Foods plc	72,710	2,187
Kingfisher plc	475,588	2,101
Sage Group plc	228,717	2,018
Land Securities Group plc	163,343	1,995
Bunzl plc	71,186	1,911
Carnival plc	38,747	1,869
Paddy Power Betfair plc	17,261	1,788
Next plc	30,302	1,783
Standard Life plc	420,474	1,735
Burberry Group plc	95,781	1,727
Johnson Matthey plc	41,116	1,714
Randgold Resources Ltd.	18,953	1,683
3i Group plc	204,614	1,677
Whitbread plc	37,793	1,670
Ashtead Group plc	106,623	1,661
United Utilities Group plc	143,538	1,650
Pearson plc	172,140	1,593
* Royal Bank of Scotland Group plc	688,079	1,590
InterContinental Hotels Group plc	40,406	1,567
ITV plc	747,020	1,557
Mondi plc	77,818	1,519
British Land Co. plc	206,030	1,475
DCC plc	17,827	1,450
Severn Trent plc	50,835	1,447
RSA Insurance Group plc	214,289	1,447
Smiths Group plc	82,900	1,437
Intertek Group plc	34,115	1,423
Marks & Spencer Group plc	338,972	1,410
GKN plc	361,255	1,409
Informa plc	166,545	1,370
Persimmon plc	65,599	1,358
Wm Morrison Supermarkets plc	467,490	1,294
St. James's Place plc	110,114	1,272
2 Worldpay Group plc	358,937	1,247
Micro Focus International plc	47,062	1,232
Direct Line Insurance Group plc	291,253	1,232
Taylor Wimpey plc	692,848	1,200

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	International Consolidated Airlines Group SA (London Shares)	225,461	1,196
	Croda International plc	27,514	1,177
	Rentokil Initial plc	413,282	1,153
	Barratt Developments plc	207,592	1,151
	Royal Mail plc	191,483	1,149
	Provident Financial plc	31,396	1,132
	J Sainsbury plc	357,289	1,095
	Hammerson plc	161,605	1,087
	Halma plc	81,680	1,046
	Capita plc	140,647	1,007
	Admiral Group plc	42,389	993
	Tate & Lyle plc	102,159	974
	DS Smith plc	198,215	967
	TUI AG	75,309	955
2	Auto Trader Group plc	205,940	944
	Mediclinic International plc	84,923	942
	Segro plc	175,168	938
	Weir Group plc	44,375	922
	Coca-Cola HBC AG	41,317	892
	Rightmove plc	19,468	889
	Spirax-Sarco Engineering plc	16,060	866
	Travis Perkins plc	53,164	865
	Meggitt plc	161,661	860
	Pennon Group plc	84,216	860
	G4S plc	318,776	856
	Investec plc	137,539	854
2	Merlin Entertainments plc	148,269	836
	Aberdeen Asset Management plc	213,038	833
	Melrose Industries plc	400,729	827
	Inmarsat plc	95,331	818
	Dixons Carphone plc	211,537	813
*	Just Eat plc	117,535	807
	Schroders plc	23,227	799
	Berkeley Group Holdings plc	27,368	789
	RPC Group plc	66,759	774
	IG Group Holdings plc	76,613	774
	Bellway plc	26,449	765
	Booker Group plc	345,233	757
	Hiscox Ltd.	59,489	743
	Fresnillo plc	36,429	733
	IMI plc	60,036	729
	Hargreaves Lansdown plc	51,371	728
	John Wood Group plc	77,417	728
	UBM plc	82,099	721
	Inchcape plc	90,390	719
	Intu Properties plc	203,283	685
	BBA Aviation plc	214,525	678
	Polymetal International plc	61,838	674
	ICAP plc	113,475	673
	Shaftesbury plc	58,179	653
	Cobham plc	370,185	646
	William Hill plc	178,300	645
	Henderson Group plc	226,364	640
	Hikma Pharmaceuticals plc	29,762	638
*	BTG plc	76,868	619
*	CYBG plc	187,100	618
	Babcock International Group plc	51,150	618
	Spectris plc	24,121	604
*,^	Tullow Oil plc	185,423	599
	Indivior plc	154,057	592
	Greene King plc	64,531	577
	Derwent London plc	19,519	577
	Howden Joinery Group plc	123,575	566
	Petrofac Ltd.	54,577	538

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Paysafe Group plc	101,680	537
* Metro Bank plc	15,867	537
Great Portland Estates plc	73,056	530
easyJet plc	46,052	528
Capital & Counties Properties plc	148,928	525
Close Brothers Group plc	31,457	510
Aggreko plc	51,025	499
Playtech plc	43,324	491
Daily Mail & General Trust plc	53,295	489
Beazley plc	109,815	489
Hays plc	291,704	487
Jupiter Fund Management plc	92,201	486
Man Group plc	313,664	478
* GVC Holdings plc	55,926	476
Antofagasta plc	71,557	476
Phoenix Group Holdings	51,796	463
Centamin plc	238,257	461
* Intermediate Capital Group plc	61,183	453
Balfour Beatty plc	136,460	452
Electrocomponents plc	97,528	444
Rotork plc	177,812	444
Domino's Pizza Group plc	104,924	436
Amec Foster Wheeler plc	79,238	432
Berendsen plc	35,736	422
Regus plc	137,072	417
HomeServe plc	55,447	414
B&M European Value Retail SA	143,561	412
SSP Group plc	98,334	409
UDG Healthcare plc	50,283	402
WH Smith plc	22,013	396
AA plc	124,516	389
WS Atkins plc	21,067	389
Ultra Electronics Holdings plc	17,092	388
Tritax Big Box REIT plc	231,619	385
* Serco Group plc	228,867	383
Britvic plc	55,808	379
National Express Group plc	83,942	377
Moneysupermarket.com Group plc	111,951	358
Victrex plc	16,375	351
* Firstgroup plc	259,520	348
Greencore Group plc	85,749	346
Drax Group plc	88,955	345
Kier Group plc	20,525	341
QinetiQ Group plc	120,994	341
Lancashire Holdings Ltd.	39,009	333
Ashmore Group plc	76,171	327
Essentra plc	51,843	323
JD Sports Fashion plc	17,266	321
Dignity plc	9,696	314
UNITE Group plc	45,901	311
Dechra Pharmaceuticals plc	18,825	310
AVEVA Group plc	13,228	298
Pagegroup plc	66,953	296
Bodycote plc	40,530	294
Synthomer plc	66,722	292
Cineworld Group plc	44,123	291
* Cairn Energy plc	116,954	291
* Ocado Group plc	86,295	290
2 John Laing Group plc	87,456	289
^ Ladbrokes plc	176,641	288
Diploma plc	24,800	284
Bovis Homes Group plc	30,538	283
2 Spire Healthcare Group plc	61,577	280
^ TalkTalk Telecom Group plc	112,065	279

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Kennedy Wilson Europe Real Estate plc	22,020	273
	Renishaw plc	8,656	273
	Carillion plc	88,745	272
	Genus plc	11,766	270
*	Thomas Cook Group plc	315,209	268
	Elementis plc	91,803	268
*	SVG Capital plc	30,901	266
	Galliford Try plc	17,522	263
	Grafton Group plc	43,156	262
	Big Yellow Group plc	30,420	257
	Crest Nicholson Holdings plc	51,250	255
	Vesuvius plc	56,567	253
	Greggs plc	21,531	252
	PZ Cussons plc	60,862	249
	Marston's plc	151,725	248
	Assura plc	339,243	244
	Savills plc	28,052	238
	Fidessa Group plc	7,895	237
*	Vectura Group plc	142,776	236
	Go-Ahead Group plc	9,218	234
	Grainger plc	86,141	233
	LondonMetric Property plc	121,469	222
	BGEO Group plc	6,126	221
	Stagecoach Group plc	90,542	219
	Paragon Group of Cos. plc	53,651	218
	Tullett Prebon plc	49,542	215
	Redrow plc	46,046	214
	Dunelm Group plc	22,807	211
	Morgan Advanced Materials plc	63,382	211
*	Evraz plc	82,987	208
	Hansteen Holdings plc	152,312	201
	NMC Health plc	11,230	201
	Mitie Group plc	77,374	199
	Dairy Crest Group plc	26,556	198
	Northgate plc	38,520	198
	esure Group plc	59,156	197
	Virgin Money Holdings UK plc	48,775	196
	Pets at Home Group plc	74,763	195
	Senior plc	91,403	195
	Telecom Plus plc	13,313	193
*	KAZ Minerals plc	54,865	192
	Workspace Group plc	24,773	191
	Safestore Holdings plc	43,113	189
	Entertainment One Ltd.	66,383	189
2	Hastings Group Holdings plc	69,143	185
*,^	Sports Direct International plc	54,487	184
	Acacia Mining plc	29,009	184
*	Imagination Technologies Group plc	64,842	179
	SuperGroup plc	10,668	176
	Halfords Group plc	42,204	175
	KCOM Group plc	120,418	174
	J D Wetherspoon plc	16,288	173
	Debenhams plc	263,423	173
*	Petra Diamonds Ltd.	92,525	172
	Ted Baker plc	5,585	169
	Redefine International PLC	333,213	169
	International Personal Finance plc	46,925	169
	Card Factory plc	54,269	169
	Restaurant Group plc	36,332	167
2	Sophos Group plc	57,862	164
	Mitchells & Butlers plc	47,962	163
	Brewin Dolphin Holdings plc	50,121	159
	F&C Commercial Property Trust Ltd.	103,724	159
2	Zoopla Property Group plc	42,590	159

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Hunting plc	25,771	158
	Vedanta Resources plc	18,036	158
	De La Rue plc	22,159	155
	SIG plc	110,058	149
	Computacenter plc	16,743	149
	OM Asset Management plc	10,100	142
*,2	Wizz Air Holdings plc	7,662	142
	Lonmin plc	60,005	140
	Keller Group plc	16,785	140
2	McCarthy & Stone plc	66,703	137
*	Allied Minds plc	32,860	136
	Hochschild Mining plc	41,288	135
2	Ibstock plc	64,942	132
	NCC Group plc	55,229	128
	Polypipe Group plc	41,455	128
	Picton Property Income Ltd.	146,811	127
	Devro plc	44,654	124
	Chesnara plc	31,183	122
	UK Commercial Property Trust Ltd.	118,056	113
	Interserve plc	26,828	111
*	Chemring Group plc	58,521	104
	Laird plc	56,735	101
	N Brown Group plc	41,889	98
	St. Modwen Properties plc	28,439	95
	RPS Group plc	46,163	95
	Lookers plc	73,386	93
*,2	Countryside Properties plc	32,200	92
*	Ophir Energy plc	108,688	92
	Shanks Group plc	82,917	91
	Fenner plc	33,918	91
	888 Holdings plc	33,538	89
*	Enterprise Inns plc	77,242	87
	ITE Group plc	49,024	87
*	Nostrum Oil & Gas plc	19,562	84
*	Phoenix Group Holdings Rights Exp. 11/08/2016	30,214	82
	Helical plc	25,204	82
	Rank Group plc	34,276	81
	Oxford Instruments plc	9,640	80
	Xaar plc	14,941	77
*,2	Shawbrook Group plc	25,907	71
*	Aldermore Group plc	32,589	69
2	CMC Markets plc	28,615	66
	OneSavings Bank plc	17,280	61
	Schroder REIT Ltd.	87,915	61
	Countrywide plc	27,491	60
*	Premier Oil plc	73,323	59
	Foxtons Group plc	44,447	58
*	Premier Foods plc	98,103	55
	Daejan Holdings plc	813	54
	Soco International plc	29,740	50
*	AO World plc	25,742	50
*	Mothercare plc	31,304	41
	Cape plc	13,478	34
*	Lamprell plc	34,894	31
*,^	Genel Energy plc	25,864	26
*	Shanks Group plc Rights	31,093	12
*,^	Afren plc	141,140	3
			522,129
United States (52.1%)
Basic Materials (1.3%)
	EI du Pont de Nemours & Co.	181,522	12,487
	Dow Chemical Co.	231,946	12,481
	Praxair Inc.	59,361	6,949
	Ecolab Inc.	54,417	6,213

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Air Products & Chemicals Inc.	44,929	5,994
LyondellBasell Industries NV Class A	73,072	5,813
PPG Industries Inc.	55,546	5,173
Newmont Mining Corp.	112,234	4,157
International Paper Co.	86,520	3,896
Nucor Corp.	67,485	3,297
* Freeport-McMoRan Inc.	282,491	3,158
* Arconic Inc.	92,593	2,659
Eastman Chemical Co.	31,047	2,233
International Flavors & Fragrances Inc.	16,909	2,211
Celanese Corp. Class A	28,741	2,096
Albemarle Corp.	23,935	2,000
Mosaic Co.	73,850	1,738
* Ashland Global Holdings Inc.	13,143	1,468
Steel Dynamics Inc.	49,200	1,351
RPM International Inc.	27,300	1,298
Avery Dennison Corp.	18,430	1,286
* Axalta Coating Systems Ltd.	50,403	1,266
CF Industries Holdings Inc.	49,995	1,200
FMC Corp.	25,278	1,185
WR Grace & Co.	14,900	998
Reliance Steel & Aluminum Co.	14,300	984
Southern Copper Corp.	32,801	931
Royal Gold Inc.	13,100	902
NewMarket Corp.	2,100	842
CONSOL Energy Inc.	46,977	796
Olin Corp.	33,710	739
Sensient Technologies Corp.	9,500	708
Scotts Miracle-Gro Co. Class A	7,891	695
United States Steel Corp.	35,295	683
Cabot Corp.	12,500	652
US Silica Holdings Inc.	14,000	647
Chemours Co.	38,964	640
Huntsman Corp.	34,000	576
Worthington Industries Inc.	11,400	536
* Versum Materials Inc.	22,464	510
Trinseo SA	9,718	510
Hecla Mining Co.	84,112	504
Compass Minerals International Inc.	7,000	503
PolyOne Corp.	17,200	503
HB Fuller Co.	11,800	496
Balchem Corp.	6,500	493
Minerals Technologies Inc.	7,200	484
* Chemtura Corp.	13,746	451
Domtar Corp.	12,300	442
* Univar Inc.	19,100	425
Westlake Chemical Corp.	7,900	409
* GCP Applied Technologies Inc.	15,400	398
* Stillwater Mining Co.	29,200	389
* Coeur Mining Inc.	34,700	388
* Ingevity Corp.	8,639	358
* Platform Specialty Products Corp.	45,687	333
Commercial Metals Co.	20,900	328
Allegheny Technologies Inc.	22,343	305
KapStone Paper and Packaging Corp.	16,800	305
Kaiser Aluminum Corp.	4,100	297
* AK Steel Holding Corp.	51,800	269
Carpenter Technology Corp.	8,500	269
Innospec Inc.	4,200	253
* Cambrex Corp.	5,900	238
Stepan Co.	3,200	227
* Ferro Corp.	17,500	227
* Clearwater Paper Corp.	4,200	223
PH Glatfelter Co.	9,500	211

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Kraton Corp.	7,700	197
	Innophos Holdings Inc.	4,000	183
	Calgon Carbon Corp.	11,300	178
	A Schulman Inc.	6,200	178
	Rayonier Advanced Materials Inc.	12,300	159
*	Century Aluminum Co.	18,700	137
*	Koppers Holdings Inc.	3,800	124
	Deltic Timber Corp.	1,900	107
*	AdvanSix Inc.	6,299	100
	Ferroglobe plc	10,400	96
*	Resolute Forest Products Inc.	19,700	94
	Haynes International Inc.	2,600	84
*	Veritiv Corp.	1,032	56
	Tredegar Corp.	2,700	50
			115,429
Consumer Goods (5.4%)
	Procter & Gamble Co.	535,583	46,489
	Coca-Cola Co.	862,528	36,571
	PepsiCo Inc.	300,707	32,236
	Philip Morris International Inc.	326,429	31,481
	Altria Group Inc.	409,284	27,062
	Mondelez International Inc. Class A	323,175	14,523
	Colgate-Palmolive Co.	187,079	13,350
	NIKE Inc. Class B	229,550	11,519
	Kraft Heinz Co.	123,673	11,001
	General Motors Co.	305,647	9,658
	Ford Motor Co.	821,020	9,639
	Reynolds American Inc.	171,897	9,468
	Monsanto Co.	92,062	9,277
	Kimberly-Clark Corp.	75,424	8,629
	General Mills Inc.	124,076	7,690
	Activision Blizzard Inc.	144,877	6,254
	Constellation Brands Inc. Class A	35,147	5,874
	Archer-Daniels-Midland Co.	123,072	5,362
	Newell Brands Inc.	100,607	4,831
*	Electronic Arts Inc.	60,286	4,734
*,^	Tesla Motors Inc.	23,418	4,630
	Tyson Foods Inc. Class A	61,692	4,371
	ConAgra Foods Inc.	90,456	4,358
*	Monster Beverage Corp.	29,453	4,251
	Estee Lauder Cos. Inc. Class A	44,600	3,886
	VF Corp.	69,057	3,744
	Delphi Automotive plc	57,179	3,721
	Kellogg Co.	49,412	3,712
	Stanley Black & Decker Inc.	31,440	3,579
	Molson Coors Brewing Co. Class B	34,332	3,564
	Dr Pepper Snapple Group Inc.	39,373	3,457
	Clorox Co.	27,304	3,277
	Hershey Co.	31,864	3,265
	JM Smucker Co.	23,550	3,092
	Mead Johnson Nutrition Co.	38,592	2,886
	Genuine Parts Co.	31,734	2,875
	Church & Dwight Co. Inc.	54,168	2,614
	Whirlpool Corp.	16,159	2,421
*	Mohawk Industries Inc.	13,125	2,419
	McCormick & Co. Inc.	24,442	2,343
	Coty Inc. Class A	100,432	2,309
	Brown-Forman Corp. Class B	49,328	2,277
	Mattel Inc.	71,904	2,267
	Harley-Davidson Inc.	37,608	2,144
	Hormel Foods Corp.	55,250	2,127
	DR Horton Inc.	71,991	2,076

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Campbell Soup Co.	38,163	2,074
	Coach Inc.	57,610	2,068
*	WhiteWave Foods Co. Class A	37,322	2,034
	Hasbro Inc.	23,929	1,996
	Hanesbrands Inc.	74,700	1,920
*	LKQ Corp.	57,788	1,865
	Lear Corp.	15,171	1,863
	Coca-Cola European Partners plc	47,940	1,843
	Bunge Ltd.	29,656	1,839
	Ingredion Inc.	13,900	1,823
	Snap-on Inc.	11,800	1,818
	PVH Corp.	16,388	1,753
*	Michael Kors Holdings Ltd.	34,300	1,742
	Autoliv Inc.	17,798	1,723
	BorgWarner Inc.	46,323	1,660
	Goodyear Tire & Rubber Co.	55,809	1,620
	Lennar Corp. Class A	37,443	1,561
	Leucadia National Corp.	68,420	1,277
	Leggett & Platt Inc.	27,112	1,244
	Pinnacle Foods Inc.	24,168	1,243
*,^	Under Armour Inc. Class A	39,400	1,225
*	lululemon athletica Inc.	20,898	1,196
*	Herbalife Ltd.	19,400	1,177
*	NVR Inc.	771	1,174
	Ralph Lauren Corp. Class A	11,959	1,173
*	WABCO Holdings Inc.	11,900	1,172
	Harman International Industries Inc.	14,512	1,157
*	Middleby Corp.	10,300	1,155
	PulteGroup Inc.	59,696	1,110
*	TreeHouse Foods Inc.	11,931	1,044
	Gentex Corp.	60,678	1,026
*	Post Holdings Inc.	13,172	1,004
	Polaris Industries Inc.	12,600	965
*	Under Armour Inc.	37,061	958
*	Edgewell Personal Care Co.	12,560	947
*	Adient plc	19,660	895
*	Toll Brothers Inc.	31,372	861
	Brunswick Corp.	18,800	818
*	Take-Two Interactive Software Inc.	17,200	764
	Spectrum Brands Holdings Inc.	5,623	760
	Pool Corp.	8,200	759
	Thor Industries Inc.	9,400	746
	Carter's Inc.	8,600	743
*	Hain Celestial Group Inc.	20,400	742
*	Tempur Sealy International Inc.	12,511	676
*	Tenneco Inc.	11,900	655
	Avon Products Inc.	95,425	625
	Nu Skin Enterprises Inc. Class A	10,100	623
	Energizer Holdings Inc.	13,060	607
	Snyder's-Lance Inc.	17,013	605
	B&G Foods Inc.	14,100	598
*	Skechers U.S.A. Inc. Class A	28,300	595
	Flowers Foods Inc.	37,640	584
	Lancaster Colony Corp.	4,300	562
	CalAtlantic Group Inc.	16,888	546
	Visteon Corp.	7,700	544
	Tupperware Brands Corp.	9,000	536
*	Vista Outdoor Inc.	13,262	513
*	Blue Buffalo Pet Products Inc.	20,116	505
*	Darling Ingredients Inc.	35,700	486
	Dana Inc.	30,300	469
	Fresh Del Monte Produce Inc.	7,695	464
	Drew Industries Inc.	5,100	457
*,^	Fitbit Inc. Class A	34,400	456

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Wolverine World Wide Inc.	21,300	455
*	Helen of Troy Ltd.	5,300	432
*	Zynga Inc. Class A	152,551	429
*	Kate Spade & Co.	25,400	425
	Cooper Tire & Rubber Co.	11,400	419
*	Steven Madden Ltd.	12,450	416
*	Manitowoc Foodservice Inc.	26,300	397
	Vector Group Ltd.	18,868	395
	HNI Corp.	9,300	378
	Sanderson Farms Inc.	4,200	378
*	TRI Pointe Group Inc.	33,600	364
	Herman Miller Inc.	12,600	350
*	Deckers Outdoor Corp.	6,600	344
	Dean Foods Co.	17,950	328
*	Dorman Products Inc.	4,900	315
	J&J Snack Foods Corp.	2,500	305
	Cosan Ltd.	32,600	290
	Pilgrim's Pride Corp.	12,900	282
	Columbia Sportswear Co.	4,800	272
	WD-40 Co.	2,500	267
*	Meritage Homes Corp.	8,600	266
*	Boston Beer Co. Inc. Class A	1,700	264
*	American Axle & Manufacturing Holdings Inc.	14,400	258
	Steelcase Inc. Class A	19,200	256
*	Fossil Group Inc.	9,100	248
	La-Z-Boy Inc.	10,500	246
	Universal Corp.	4,500	244
	Schweitzer-Mauduit International Inc.	6,300	233
	KB Home	15,600	227
	Oxford Industries Inc.	3,500	220
*	Cooper-Standard Holding Inc.	2,400	219
*,^	GoPro Inc. Class A	17,103	219
	Interface Inc. Class A	13,600	216
^	Cal-Maine Foods Inc.	5,500	213
*	Gentherm Inc.	7,500	211
*	ACCO Brands Corp.	17,742	197
*	G-III Apparel Group Ltd.	7,400	193
	Andersons Inc.	5,050	192
*	Caesarstone Ltd.	5,400	191
	Knoll Inc.	8,700	188
	Callaway Golf Co.	16,997	174
	MDC Holdings Inc.	7,300	173
	Briggs & Stratton Corp.	8,700	162
*	Select Comfort Corp.	8,400	161
	Winnebago Industries Inc.	5,600	158
*	Adecoagro SA	14,300	157
*	Wayfair Inc.	4,600	153
*	National Beverage Corp.	3,000	142
*	USANA Health Sciences Inc.	1,100	141
	Coca-Cola Bottling Co. Consolidated	1,000	141
	Tootsie Roll Industries Inc.	3,972	141
	Superior Industries International Inc.	5,500	135
	Ethan Allen Interiors Inc.	4,100	126
*	Crocs Inc.	12,400	95
	National Presto Industries Inc.	1,000	87
*	Modine Manufacturing Co.	5,400	59
*	Federal-Mogul Holdings Corp.	4,100	38
*	Vera Bradley Inc.	1,800	24
			470,965
Consumer Services (6.8%)
*	Amazon.com Inc.	80,219	63,359
	Home Depot Inc.	259,260	31,632
	Walt Disney Co.	336,447	31,185
	Comcast Corp. Class A	501,715	31,016

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Wal-Mart Stores Inc.	326,172	22,839
McDonald's Corp.	177,276	19,956
CVS Health Corp.	224,425	18,874
Starbucks Corp.	291,264	15,457
* Priceline Group Inc.	10,373	15,292
Walgreens Boots Alliance Inc.	182,522	15,100
Time Warner Inc.	162,663	14,475
Costco Wholesale Corp.	91,002	13,456
Lowe's Cos. Inc.	186,321	12,418
* Charter Communications Inc. Class A	43,560	10,885
* Netflix Inc.	85,149	10,633
TJX Cos. Inc.	138,682	10,228
Target Corp.	120,451	8,279
5 Yum! Brands Inc.	80,408	6,892
* eBay Inc.	212,560	6,060
McKesson Corp.	47,030	5,981
Kroger Co.	189,292	5,864
Twenty-First Century Fox Inc. Class A	219,238	5,759
* O'Reilly Automotive Inc.	19,901	5,263
Ross Stores Inc.	83,520	5,223
Sysco Corp.	107,029	5,150
Marriott International Inc. Class A	71,773	4,931
Las Vegas Sands Corp.	83,957	4,859
CBS Corp. Class B	84,686	4,795
Cardinal Health Inc.	66,765	4,586
* AutoZone Inc.	6,108	4,533
Carnival Corp.	80,640	3,959
Omnicom Group Inc.	49,246	3,931
* Liberty Global plc	122,567	3,898
Dollar General Corp.	54,681	3,778
* Dollar Tree Inc.	46,202	3,491
L Brands Inc.	45,150	3,259
Expedia Inc.	24,874	3,214
Nielsen Holdings plc	71,304	3,210
* Ulta Salon Cosmetics & Fragrance Inc.	12,400	3,017
Viacom Inc. Class B	72,104	2,708
AmerisourceBergen Corp. Class A	38,454	2,704
* DISH Network Corp. Class A	44,610	2,612
* MGM Resorts International	95,710	2,505
Twenty-First Century Fox Inc.	93,613	2,470
Royal Caribbean Cruises Ltd.	32,107	2,468
Hilton Worldwide Holdings Inc.	108,069	2,442
Macy's Inc.	63,976	2,334
Advance Auto Parts Inc.	15,600	2,185
* Chipotle Mexican Grill Inc. Class A	5,919	2,135
Best Buy Co. Inc.	54,772	2,131
* Sirius XM Holdings Inc.	510,940	2,131
* CarMax Inc.	41,092	2,052
* Liberty Global plc Class A	60,694	1,979
Foot Locker Inc.	28,833	1,925
Interpublic Group of Cos. Inc.	85,807	1,921
Tiffany & Co.	24,255	1,781
Whole Foods Market Inc.	62,928	1,780
Aramark	47,788	1,779
Darden Restaurants Inc.	27,432	1,777
* Liberty Interactive Corp. QVC Group Class A	95,047	1,757
Delta Air Lines Inc.	40,365	1,686
Wynn Resorts Ltd.	17,593	1,663
Kohl's Corp.	36,904	1,615
Nordstrom Inc.	30,135	1,567
Domino's Pizza Inc.	9,200	1,557
Wyndham Worldwide Corp.	22,898	1,508
* Discovery Communications Inc.	59,447	1,493
* TripAdvisor Inc.	22,068	1,423

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Signet Jewelers Ltd.	16,700	1,357
* Norwegian Cruise Line Holdings Ltd.	34,487	1,341
Southwest Airlines Co.	33,436	1,339
Vail Resorts Inc.	8,389	1,338
Tractor Supply Co.	21,300	1,334
Gap Inc.	48,209	1,330
Bed Bath & Beyond Inc.	32,800	1,326
* Liberty Media Corp-Liberty SiriusXM	38,274	1,270
FactSet Research Systems Inc.	7,900	1,222
KAR Auction Services Inc.	28,304	1,205
* Rite Aid Corp.	167,800	1,126
* Copart Inc.	21,100	1,107
American Airlines Group Inc.	27,266	1,107
* Burlington Stores Inc.	14,662	1,099
H&R Block Inc.	47,442	1,090
Six Flags Entertainment Corp.	19,500	1,085
Service Corp. International	41,000	1,050
Staples Inc.	138,901	1,028
* ServiceMaster Global Holdings Inc.	28,598	1,024
* Live Nation Entertainment Inc.	36,800	1,018
* United Continental Holdings Inc.	17,400	978
Scripps Networks Interactive Inc. Class A	15,065	970
Dun & Bradstreet Corp.	7,730	965
Casey's General Stores Inc.	8,300	938
MercadoLibre Inc.	5,500	924
Sabre Corp.	35,754	924
* Panera Bread Co. Class A	4,800	916
* VCA Inc.	14,600	897
TEGNA Inc.	45,477	892
Cinemark Holdings Inc.	22,200	884
News Corp. Class A	69,770	846
Dick's Sporting Goods Inc.	15,100	840
Dunkin' Brands Group Inc.	15,418	746
CST Brands Inc.	15,423	741
* Sally Beauty Holdings Inc.	28,400	737
* Sprouts Farmers Market Inc.	31,694	702
* Madison Square Garden Co. Class A	4,233	701
Rollins Inc.	22,650	698
Williams-Sonoma Inc.	14,100	652
Cracker Barrel Old Country Store Inc.	4,700	649
International Game Technology plc	22,478	646
* Liberty Media Corp-Liberty SiriusXM	19,287	642
Tribune Media Co. Class A	19,200	626
American Eagle Outfitters Inc.	36,143	616
* Avis Budget Group Inc.	19,000	615
* Hertz Global Holdings Inc.	18,081	599
* Urban Outfitters Inc.	17,917	599
AMERCO	1,846	595
* AMC Networks Inc. Class A	12,134	594
Brinker International Inc.	12,000	591
* AutoNation Inc.	13,466	591
Jack in the Box Inc.	6,300	590
* Bright Horizons Family Solutions Inc.	8,754	586
* Buffalo Wild Wings Inc.	4,000	583
Cable One Inc.	992	572
Dolby Laboratories Inc. Class A	11,700	557
* GrubHub Inc.	14,600	556
* Discovery Communications Inc. Class A	21,241	555
* Murphy USA Inc.	7,830	539
* Cabela's Inc.	8,700	536
* Starz	16,987	534
* Beacon Roofing Supply Inc.	12,498	525
* JC Penney Co. Inc.	60,834	523
* Liberty Global PLC LiLAC Class A	18,690	517

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
GameStop Corp. Class A	20,916	503
* Michaels Cos. Inc.	21,267	494
Alaska Air Group Inc.	6,700	484
* Liberty Global PLC LiLAC	17,419	481
* Yelp Inc. Class A	14,577	476
Graham Holdings Co. Class B	999	475
Wendy's Co.	42,028	456
* Pandora Media Inc.	40,000	453
John Wiley & Sons Inc. Class A	8,700	449
Cheesecake Factory Inc.	8,400	447
Texas Roadhouse Inc. Class A	10,800	438
Big Lots Inc.	10,000	434
News Corp. Class B	33,640	417
Papa John's International Inc.	5,500	415
Lions Gate Entertainment Corp.	20,185	411
Hillenbrand Inc.	13,500	410
PriceSmart Inc.	4,500	409
Penske Automotive Group Inc.	9,100	407
* United Natural Foods Inc.	9,633	402
Chemed Corp.	2,800	396
Bloomin' Brands Inc.	22,435	388
* Grand Canyon Education Inc.	8,700	380
Lithia Motors Inc. Class A	4,400	377
Churchill Downs Inc.	2,700	367
* ILG Inc.	22,338	366
Travelport Worldwide Ltd.	25,600	361
Sinclair Broadcast Group Inc. Class A	14,400	361
* WebMD Health Corp.	7,300	359
Meredith Corp.	7,900	358
* Five Below Inc.	9,500	357
* Media General Inc.	21,051	355
Matthews International Corp. Class A	5,919	355
* Groupon Inc. Class A	88,100	352
Sotheby's	9,700	348
New York Times Co. Class A	31,500	343
* Acxiom Corp.	14,400	339
Regal Entertainment Group Class A	15,700	338
* Shutterfly Inc.	6,800	333
Aaron's Inc.	13,400	331
Office Depot Inc.	104,867	330
Monro Muffler Brake Inc.	6,000	330
Nexstar Broadcasting Group Inc. Class A	6,600	322
Core-Mark Holding Co. Inc.	9,000	318
* JetBlue Airways Corp.	17,812	311
* Liberty TripAdvisor Holdings Inc. Class A	13,867	308
* Houghton Mifflin Harcourt Co.	24,100	305
Group 1 Automotive Inc.	4,900	295
Chico's FAS Inc.	25,100	293
DSW Inc. Class A	14,020	291
HSN Inc.	7,600	287
* comScore Inc.	9,866	284
* Stamps.com Inc.	2,900	283
* Hyatt Hotels Corp. Class A	5,549	282
* Boyd Gaming Corp.	15,700	280
Morningstar Inc.	3,900	275
Time Inc.	21,002	273
Choice Hotels International Inc.	5,600	271
Dillard's Inc. Class A	4,400	270
DineEquity Inc.	3,400	269
Extended Stay America Inc.	18,221	261
DeVry Education Group Inc.	11,336	257
* Dave & Buster's Entertainment Inc.	6,200	256
* Belmond Ltd. Class A	19,600	254
Scholastic Corp.	6,500	249

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Express Inc.	20,600	248
Sonic Corp.	10,700	245
* MSG Networks Inc.	12,700	243
Marriott Vacations Worldwide Corp.	3,763	239
* Arcos Dorados Holdings Inc. Class A	38,800	239
* Asbury Automotive Group Inc.	4,600	234
Caleres Inc.	9,200	230
Bob Evans Farms Inc.	5,500	227
* Genesco Inc.	4,200	226
Weis Markets Inc.	3,900	217
Abercrombie & Fitch Co.	14,680	214
SpartanNash Co.	7,500	210
Children's Place Inc.	2,700	205
SeaWorld Entertainment Inc.	14,500	203
* SUPERVALU Inc.	47,097	202
* Liberty Media Corp-Liberty Media	7,368	202
Finish Line Inc. Class A	10,200	201
Buckle Inc.	9,500	198
* Spirit Airlines Inc.	4,100	197
* Diplomat Pharmacy Inc.	8,136	189
* Popeyes Louisiana Kitchen Inc.	3,500	187
GNC Holdings Inc. Class A	13,900	187
Gannett Co. Inc.	23,988	186
Copa Holdings SA Class A	2,000	184
Capella Education Co.	2,500	183
Sonic Automotive Inc. Class A	10,200	183
* Ascena Retail Group Inc.	36,762	180
* Hibbett Sports Inc.	4,600	179
* Francesca's Holdings Corp.	11,100	178
National CineMedia Inc.	12,700	176
Cato Corp. Class A	5,900	175
Tailored Brands Inc.	11,000	174
* Herc Holdings Inc.	5,760	173
* Performance Food Group Co.	7,200	173
* Penn National Gaming Inc.	13,100	169
Guess? Inc.	12,400	167
* EW Scripps Co. Class A	12,500	166
* Restoration Hardware Holdings Inc.	5,700	165
* Strayer Education Inc.	2,800	164
* Apollo Education Group Inc.	18,675	164
* Liberty Media Corp-Liberty Media Class A	5,771	161
* Fiesta Restaurant Group Inc.	5,900	156
* Scientific Games Corp. Class A	12,481	155
* BJ's Restaurants Inc.	4,200	152
* Barnes & Noble Education Inc.	15,824	147
* Vitamin Shoppe Inc.	5,800	145
ClubCorp Holdings Inc.	12,500	144
* Virgin America Inc.	2,600	141
* La Quinta Holdings Inc.	14,106	141
International Speedway Corp. Class A	4,200	138
Allegiant Travel Co. Class A	1,000	138
Barnes & Noble Inc.	13,300	137
* SolarCity Corp.	6,900	135
* Pinnacle Entertainment Inc.	10,200	121
* Regis Corp.	9,500	120
* Rush Enterprises Inc. Class A	4,400	115
* Red Robin Gourmet Burgers Inc.	2,500	115
Rent-A-Center Inc.	11,100	112
* FTD Cos. Inc.	5,200	105
* Hawaiian Holdings Inc.	2,300	104
* Biglari Holdings Inc.	225	99
New Media Investment Group Inc.	6,698	96
* Liberty Media Corp-Liberty Braves	5,418	90
* Caesars Entertainment Corp.	11,200	80

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Bankrate Inc.	8,600	67
	Pier 1 Imports Inc.	15,000	65
*,^	Sears Holdings Corp.	5,794	64
*	Lumber Liquidators Holdings Inc.	4,000	62
*	TrueCar Inc.	6,400	62
*,^	Weight Watchers International Inc.	5,700	59
	Fred's Inc. Class A	5,400	49
*	RetailMeNot Inc.	4,700	43
*	Lands' End Inc.	2,691	42
*	Liberty Media Corp-Liberty Braves	2,308	39
	Speedway Motorsports Inc.	1,200	23
			593,391
Financials (10.0%)
	JPMorgan Chase & Co.	755,941	52,356
	Wells Fargo & Co.	1,058,311	48,693
*	Berkshire Hathaway Inc. Class B	247,977	35,783
	Bank of America Corp.	2,152,467	35,516
	Visa Inc. Class A	394,782	32,573
	Citigroup Inc.	607,047	29,836
	Mastercard Inc. Class A	203,250	21,752
*	Berkshire Hathaway Inc. Class A	97	20,923
	US Bancorp	359,403	16,087
	Goldman Sachs Group Inc.	80,633	14,372
	American International Group Inc.	223,051	13,762
	Chubb Ltd.	96,178	12,215
	Simon Property Group Inc.	64,928	12,074
	American Express Co.	164,864	10,950
	American Tower Corporation	85,630	10,035
	Morgan Stanley	297,516	9,988
	PNC Financial Services Group Inc.	102,109	9,762
	Bank of New York Mellon Corp.	225,224	9,745
	BlackRock Inc.	25,654	8,754
	MetLife Inc.	184,714	8,674
	Prudential Financial Inc.	91,703	7,775
	Charles Schwab Corp.	232,986	7,386
	Capital One Financial Corp.	97,041	7,185
	Marsh & McLennan Cos. Inc.	106,025	6,721
	S&P Global Inc.	55,027	6,705
	Intercontinental Exchange Inc.	24,748	6,692
	CME Group Inc.	66,609	6,668
	BB&T Corp.	169,458	6,643
	Travelers Cos. Inc.	59,569	6,444
	Public Storage	29,983	6,408
	Crown Castle International Corp.	70,288	6,395
	Aon plc	53,557	5,936
	State Street Corp.	81,583	5,728
	Prologis Inc.	109,253	5,699
	Aflac Inc.	80,069	5,514
	Equinix Inc.	14,703	5,253
	Allstate Corp.	77,275	5,247
	Welltower Inc.	74,268	5,090
	Synchrony Financial	174,301	4,983
	Ventas Inc.	72,961	4,943
	AvalonBay Communities Inc.	28,565	4,890
	Discover Financial Services	84,657	4,769
	SunTrust Banks Inc.	103,826	4,696
	Weyerhaeuser Co.	156,457	4,683
	Equity Residential	75,497	4,662
	Moody's Corp.	40,003	4,021
	Boston Properties Inc.	32,001	3,855
	M&T Bank Corp.	31,129	3,820
	Willis Towers Watson plc	28,591	3,600
	Hartford Financial Services Group Inc.	80,984	3,572
	Progressive Corp.	111,517	3,514

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Northern Trust Corp.	47,421	3,434
Fifth Third Bancorp	155,000	3,373
HCP Inc.	97,127	3,327
Principal Financial Group Inc.	60,325	3,294
KeyCorp	230,110	3,249
Realty Income Corp.	53,475	3,168
* IHS Markit Ltd.	85,887	3,160
T. Rowe Price Group Inc.	49,308	3,156
Digital Realty Trust Inc.	32,811	3,066
Equifax Inc.	24,497	3,037
Vornado Realty Trust	32,649	3,029
Ameriprise Financial Inc.	33,688	2,978
Essex Property Trust Inc.	13,718	2,937
Citizens Financial Group Inc.	110,489	2,910
Regions Financial Corp.	269,366	2,885
Franklin Resources Inc.	79,796	2,686
General Growth Properties Inc.	104,343	2,603
Huntington Bancshares Inc.	230,151	2,440
Host Hotels & Resorts Inc.	155,604	2,409
Loews Corp.	55,787	2,400
Invesco Ltd.	85,448	2,400
Lincoln National Corp.	48,582	2,385
Kimco Realty Corp.	88,726	2,361
First Republic Bank	31,597	2,352
* Markel Corp.	2,645	2,321
Annaly Capital Management Inc.	211,085	2,187
Federal Realty Investment Trust	14,850	2,157
Macerich Co.	29,946	2,120
SL Green Realty Corp.	21,159	2,078
FNF Group	57,302	2,058
Western Union Co.	101,734	2,042
XL Group Ltd.	58,720	2,038
Cincinnati Financial Corp.	28,671	2,029
UDR Inc.	56,687	1,982
VEREIT Inc.	204,778	1,925
* Arch Capital Group Ltd.	24,210	1,888
Duke Realty Corp.	71,252	1,863
Ally Financial Inc.	102,243	1,848
* Liberty Broadband Corp.	27,544	1,836
Everest Re Group Ltd.	8,946	1,821
Extra Space Storage Inc.	24,500	1,792
Arthur J Gallagher & Co.	37,042	1,787
Alexandria Real Estate Equities Inc.	16,471	1,776
Unum Group	49,603	1,756
Nasdaq Inc.	27,100	1,734
Comerica Inc.	33,234	1,731
Iron Mountain Inc.	50,674	1,709
* Alleghany Corp.	3,247	1,676
Brixmor Property Group Inc.	63,957	1,626
MSCI Inc. Class A	20,100	1,612
* E*TRADE Financial Corp.	56,800	1,599
Regency Centers Corp.	22,086	1,592
CIT Group Inc.	42,733	1,552
* CBRE Group Inc. Class A	60,198	1,551
* Affiliated Managers Group Inc.	11,483	1,523
TD Ameritrade Holding Corp.	43,631	1,493
Torchmark Corp.	23,425	1,485
Mid-America Apartment Communities Inc.	15,944	1,479
Camden Property Trust	18,148	1,478
New York Community Bancorp Inc.	101,898	1,463
Apartment Investment & Management Co.	33,057	1,457
Raymond James Financial Inc.	23,900	1,437
Reinsurance Group of America Inc. Class A	13,300	1,435
American Campus Communities Inc.	27,500	1,433

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
National Retail Properties Inc.	31,105	1,419
AGNC Investment Corp.	70,094	1,406
Zions Bancorporation	43,496	1,401
* Signature Bank	11,400	1,374
Kilroy Realty Corp.	19,118	1,373
* SVB Financial Group	11,060	1,352
Voya Financial Inc.	43,181	1,319
Liberty Property Trust	31,198	1,261
Equity LifeStyle Properties Inc.	16,400	1,244
Endurance Specialty Holdings Ltd.	12,938	1,190
WR Berkley Corp.	20,776	1,186
East West Bancorp Inc.	29,800	1,177
American Financial Group Inc.	15,700	1,170
Omega Healthcare Investors Inc.	36,559	1,164
SEI Investments Co.	25,817	1,144
Spirit Realty Capital Inc.	95,599	1,139
* Liberty Ventures Class A	28,453	1,135
WP Carey Inc.	18,443	1,120
Lamar Advertising Co. Class A	17,527	1,112
Starwood Property Trust Inc.	49,605	1,103
CBOE Holdings Inc.	17,100	1,081
Douglas Emmett Inc.	29,400	1,073
Senior Housing Properties Trust	50,303	1,070
Forest City Realty Trust Inc. Class A	49,546	1,070
People's United Financial Inc.	65,124	1,058
MarketAxess Holdings Inc.	6,900	1,040
Highwoods Properties Inc.	20,900	1,037
Gaming and Leisure Properties Inc.	31,559	1,036
Assurant Inc.	12,638	1,018
Axis Capital Holdings Ltd.	17,862	1,018
RenaissanceRe Holdings Ltd.	8,131	1,011
PacWest Bancorp	23,269	1,010
DDR Corp.	65,500	1,001
CubeSmart	38,300	998
Sun Communities Inc.	12,500	962
EPR Properties	13,200	960
Commerce Bancshares Inc.	18,942	944
Hospitality Properties Trust	34,268	938
Communications Sales & Leasing Inc.	32,668	929
Taubman Centers Inc.	12,713	921
Jones Lang LaSalle Inc.	9,400	910
First American Financial Corp.	23,000	898
* Howard Hughes Corp.	8,100	890
Brown & Brown Inc.	24,028	886
Navient Corp.	68,767	879
Healthcare Trust of America Inc. Class A	28,646	877
Assured Guaranty Ltd.	29,300	876
Cullen/Frost Bankers Inc.	11,500	874
DCT Industrial Trust Inc.	18,525	866
Medical Properties Trust Inc.	61,950	864
Eaton Vance Corp.	24,500	859
Weingarten Realty Investors	23,500	851
STORE Capital Corp.	30,781	840
Synovus Financial Corp.	25,185	833
Old Republic International Corp.	49,267	831
White Mountains Insurance Group Ltd.	1,000	830
American Homes 4 Rent Class A	39,220	828
Gramercy Property Trust	88,190	813
Lazard Ltd. Class A	22,000	802
Life Storage Inc.	9,907	799
* Equity Commonwealth	26,400	798
Post Properties Inc.	11,860	780
Webster Financial Corp.	19,300	780
Investors Bancorp Inc.	63,531	779

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Retail Properties of America Inc.	49,800	775
Healthcare Realty Trust Inc.	24,300	775
Allied World Assurance Co. Holdings AG	18,000	774
Prosperity Bancshares Inc.	13,800	765
Bank of the Ozarks Inc.	20,637	763
Hudson Pacific Properties Inc.	22,631	761
PrivateBancorp Inc.	16,800	760
First Horizon National Corp.	48,981	755
New Residential Investment Corp.	52,159	728
CyrusOne Inc.	16,287	727
Popular Inc.	19,998	726
Tanger Factory Outlet Centers Inc.	20,500	713
Realogy Holdings Corp.	30,990	709
Umpqua Holdings Corp.	46,233	706
* Western Alliance Bancorp	18,900	706
Rayonier Inc.	25,900	695
Validus Holdings Ltd.	13,465	688
Hanover Insurance Group Inc.	8,800	670
ProAssurance Corp.	12,516	667
Education Realty Trust Inc.	15,417	657
DuPont Fabros Technology Inc.	16,000	653
* SLM Corp.	92,267	650
Acadia Realty Trust	19,200	647
Bank of Hawaii Corp.	8,600	646
First Industrial Realty Trust Inc.	24,351	643
Chemical Financial Corp.	14,798	636
Outfront Media Inc.	28,915	622
National Health Investors Inc.	8,200	621
Radian Group Inc.	45,300	616
Associated Banc-Corp	30,100	611
Two Harbors Investment Corp.	73,200	610
Corporate Office Properties Trust	22,810	609
Piedmont Office Realty Trust Inc. Class A	29,600	606
Apple Hospitality REIT Inc.	33,300	600
Aspen Insurance Holdings Ltd.	12,400	598
Legg Mason Inc.	20,607	592
Chimera Investment Corp.	37,320	585
United Bankshares Inc.	15,402	581
Hancock Holding Co.	17,300	580
* Enstar Group Ltd.	3,432	579
Wintrust Financial Corp.	10,700	577
BankUnited Inc.	19,801	577
Blackstone Mortgage Trust Inc. Class A	18,901	571
* Texas Capital Bancshares Inc.	9,600	569
Brandywine Realty Trust	36,464	565
Valley National Bancorp	56,984	562
EastGroup Properties Inc.	8,200	557
Home BancShares Inc.	25,840	556
Columbia Property Trust Inc.	26,000	548
* MGIC Investment Corp.	67,000	547
Cousins Properties Inc.	70,322	546
LaSalle Hotel Properties	23,000	546
Equity One Inc.	19,160	546
NorthStar Asset Management Group Inc.	39,748	545
IBERIABANK Corp.	8,290	544
Physicians Realty Trust	27,396	542
Sunstone Hotel Investors Inc.	43,089	541
Washington REIT	18,200	535
MFA Financial Inc.	72,900	533
FNB Corp.	40,675	532
CoreSite Realty Corp.	7,200	531
UMB Financial Corp.	8,500	527
TCF Financial Corp.	36,788	526
RLJ Lodging Trust	26,600	525

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Primerica Inc.	9,500	520
Mack-Cali Realty Corp.	20,200	519
NorthStar Realty Finance Corp.	35,445	515
Federated Investors Inc. Class B	18,679	504
CNO Financial Group Inc.	33,200	501
Lexington Realty Trust	49,300	500
Empire State Realty Trust Inc.	25,511	499
Washington Federal Inc.	18,300	499
* Liberty Broadband Corp. Class A	7,646	497
Fulton Financial Corp.	33,300	496
* Stifel Financial Corp.	12,600	493
Ryman Hospitality Properties Inc.	9,737	491
Sterling Bancorp	26,900	484
LTC Properties Inc.	9,600	481
Urban Edge Properties	18,574	479
Paramount Group Inc.	30,700	477
Retail Opportunity Investments Corp.	23,400	471
Janus Capital Group Inc.	36,642	470
Interactive Brokers Group Inc.	14,100	468
Kite Realty Group Trust	18,600	464
First Financial Bankshares Inc.	12,800	463
* FirstCash Inc.	9,696	458
PS Business Parks Inc.	4,100	450
* Genworth Financial Inc. Class A	108,274	448
Pinnacle Financial Partners Inc.	8,667	447
* Zillow Group Inc.	13,313	444
Care Capital Properties Inc.	16,715	444
Glacier Bancorp Inc.	15,700	444
* Hilltop Holdings Inc.	17,832	440
Cathay General Bancorp	14,600	437
QTS Realty Trust Inc. Class A	9,500	437
LPL Financial Holdings Inc.	14,100	437
MB Financial Inc.	11,900	433
Colony Capital Inc. Class A	22,764	433
Hope Bancorp Inc.	26,754	432
RLI Corp.	7,600	424
Columbia Banking System Inc.	12,700	419
Evercore Partners Inc. Class A	7,800	419
Washington Prime Group Inc.	39,071	410
* Zillow Group Inc. Class A	12,363	408
* Blackhawk Network Holdings Inc.	11,808	407
Selective Insurance Group Inc.	11,000	406
DiamondRock Hospitality Co.	43,400	397
Kennedy-Wilson Holdings Inc.	19,200	395
CBL & Associates Properties Inc.	36,800	394
BGC Partners Inc. Class A	45,084	387
Community Bank System Inc.	8,100	382
Invesco Mortgage Capital Inc.	25,500	381
BancorpSouth Inc.	16,100	378
Old National Bancorp	25,646	377
AmTrust Financial Services Inc.	14,020	370
Mercury General Corp.	6,755	368
GEO Group Inc.	15,332	367
Great Western Bancorp Inc.	11,300	364
Alexander & Baldwin Inc.	8,700	364
Pebblebrook Hotel Trust	14,960	363
Capitol Federal Financial Inc.	24,500	359
LegacyTexas Financial Group Inc.	10,400	356
Ramco-Gershenson Properties Trust	20,500	355
Argo Group International Holdings Ltd.	6,355	353
* HRG Group Inc.	23,225	349
First Citizens BancShares Inc. Class A	1,200	349
Select Income REIT	14,089	349
South State Corp.	4,700	345

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
EverBank Financial Corp.	17,833	344
Trustmark Corp.	12,400	343
Xenia Hotels & Resorts Inc.	21,800	340
BOK Financial Corp.	4,700	334
International Bancshares Corp.	10,800	333
* PRA Group Inc.	10,400	332
* Credit Acceptance Corp.	1,783	328
Sabra Health Care REIT Inc.	14,039	327
Monogram Residential Trust Inc.	30,800	325
* Eagle Bancorp Inc.	6,500	319
CYS Investments Inc.	37,000	319
American Equity Investment Life Holding Co.	17,784	319
American Assets Trust Inc.	8,000	318
Northwest Bancshares Inc.	20,100	316
American National Insurance Co.	2,700	316
STAG Industrial Inc.	13,708	316
* OneMain Holdings Inc. Class A	11,152	316
Financial Engines Inc.	11,400	315
Government Properties Income Trust	16,319	312
TFS Financial Corp.	17,500	312
Corrections Corp. of America	21,507	311
Provident Financial Services Inc.	13,600	309
Potlatch Corp.	8,000	307
Banner Corp.	6,700	302
* Essent Group Ltd.	11,300	299
Colony Starwood Homes	10,228	297
New York REIT Inc.	31,300	295
Horace Mann Educators Corp.	8,200	295
* Santander Consumer USA Holdings Inc.	24,100	294
First Midwest Bancorp Inc.	14,900	288
Towne Bank	11,600	288
Westamerica Bancorporation	5,800	287
NBT Bancorp Inc.	8,500	287
* HealthEquity Inc.	8,600	286
CVB Financial Corp.	16,800	282
WesBanco Inc.	8,513	280
Rexford Industrial Realty Inc.	13,300	280
Kemper Corp.	7,400	278
Capstead Mortgage Corp.	29,100	277
Renasant Corp.	8,089	273
Astoria Financial Corp.	18,500	271
Beneficial Bancorp Inc.	18,649	270
Independent Bank Corp.	4,900	270
Chesapeake Lodging Trust	12,400	269
Redwood Trust Inc.	19,080	268
First Financial Bancorp	12,300	264
Brookline Bancorp Inc.	20,247	259
Tompkins Financial Corp.	3,263	259
Safety Insurance Group Inc.	3,784	256
Pennsylvania REIT	13,014	254
NRG Yield Inc.	16,296	251
Waddell & Reed Financial Inc. Class A	15,900	250
ServisFirst Bancshares Inc.	4,600	249
Boston Private Financial Holdings Inc.	18,700	246
Park National Corp.	2,500	242
Navigators Group Inc.	2,600	242
Simmons First National Corp. Class A	4,900	242
* FNFV Group	19,971	241
PennyMac Mortgage Investment Trust	15,600	237
* MBIA Inc.	30,300	233
National General Holdings Corp.	11,300	232
* BofI Holding Inc.	12,100	225
Franklin Street Properties Corp.	19,400	224
Employers Holdings Inc.	7,100	223

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Community Trust Bancorp Inc.	6,030	220
Saul Centers Inc.	3,632	220
Universal Health Realty Income Trust	3,717	218
HFF Inc. Class A	8,100	216
Artisan Partners Asset Management Inc. Class A	8,100	211
New Senior Investment Group Inc.	20,051	209
Infinity Property & Casualty Corp.	2,500	205
TrustCo Bank Corp. NY	29,100	204
FelCor Lodging Trust Inc.	31,486	201
Four Corners Property Trust Inc.	9,914	199
S&T Bancorp Inc.	6,300	198
* Green Dot Corp. Class A	8,826	196
* Black Knight Financial Services Inc. Class A	4,900	193
CNA Financial Corp.	5,100	186
Stock Yards Bancorp Inc.	5,237	179
* St. Joe Co.	10,033	178
Maiden Holdings Ltd.	12,600	172
Investors Real Estate Trust	27,900	169
Oritani Financial Corp.	10,400	163
First Commonwealth Financial Corp.	15,900	162
Greenhill & Co. Inc.	6,800	159
* iStar Inc.	14,300	159
* Parkway Inc.	8,790	158
United Fire Group Inc.	4,000	158
Ashford Hospitality Trust Inc.	26,806	156
Alexander's Inc.	400	154
* Third Point Reinsurance Ltd.	13,000	153
Cohen & Steers Inc.	4,000	149
* Piper Jaffray Cos.	2,600	147
WisdomTree Investments Inc.	16,700	143
Dime Community Bancshares Inc.	8,800	143
* First BanCorp	27,000	138
Hersha Hospitality Trust Class A	7,475	133
Urstadt Biddle Properties Inc. Class A	6,057	130
ARMOUR Residential REIT Inc.	5,712	129
* KCG Holdings Inc. Class A	9,969	127
FBL Financial Group Inc. Class A	2,000	127
1st Source Corp.	3,630	125
City Holding Co.	2,400	125
Nelnet Inc. Class A	3,200	125
Cedar Realty Trust Inc.	18,376	124
Sandy Spring Bancorp Inc.	3,700	117
Getty Realty Corp.	5,011	114
Investment Technology Group Inc.	7,400	113
Altisource Residential Corp.	10,800	109
BancFirst Corp.	1,500	108
* Greenlight Capital Re Ltd. Class A	4,900	97
NorthStar Realty Europe Corp.	9,815	97
Virtus Investment Partners Inc.	900	97
Flushing Financial Corp.	4,500	96
* Forestar Group Inc.	8,500	93
* Nationstar Mortgage Holdings Inc.	6,104	92
Washington Trust Bancorp Inc.	2,000	92
Anworth Mortgage Asset Corp.	18,500	91
* Encore Capital Group Inc.	4,200	83
* Marcus & Millichap Inc.	3,300	77
State Auto Financial Corp.	3,300	76
NRG Yield Inc. Class A	5,100	75
InfraREIT Inc.	3,500	58
First Financial Corp.	1,448	58
* Tejon Ranch Co.	2,500	56
National Interstate Corp.	1,706	55
* LendingClub Corp.	10,200	50
RMR Group Inc. Class A	1,463	50

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Altisource Portfolio Solutions SA	1,500	39
Republic Bancorp Inc. Class A	1,200	38
		882,553
Health Care (6.5%)
Johnson & Johnson	574,601	66,648
Pfizer Inc.	1,270,446	40,286
Merck & Co. Inc.	581,600	34,152
UnitedHealth Group Inc.	200,119	28,283
Medtronic plc	290,873	23,857
Amgen Inc.	157,502	22,233
Gilead Sciences Inc.	279,907	20,610
AbbVie Inc.	338,734	18,895
Bristol-Myers Squibb Co.	349,514	17,794
* Allergan plc	83,080	17,359
* Celgene Corp.	165,368	16,897
Eli Lilly & Co.	206,017	15,212
* Biogen Inc.	45,950	12,874
Thermo Fisher Scientific Inc.	83,185	12,231
Abbott Laboratories	308,487	12,105
* Express Scripts Holding Co.	129,975	8,760
Aetna Inc.	73,722	7,914
Becton Dickinson and Co.	44,550	7,480
Stryker Corp.	58,623	6,762
Anthem Inc.	55,305	6,739
Cigna Corp.	53,900	6,405
* Boston Scientific Corp.	283,572	6,239
* Alexion Pharmaceuticals Inc.	46,929	6,124
* Regeneron Pharmaceuticals Inc.	17,000	5,865
Baxter International Inc.	113,534	5,403
* Intuitive Surgical Inc.	8,017	5,388
Humana Inc.	31,094	5,334
Zoetis Inc.	104,408	4,991
* HCA Holdings Inc.	61,301	4,691
St. Jude Medical Inc.	59,402	4,624
Zimmer Biomet Holdings Inc.	41,482	4,372
* Edwards Lifesciences Corp.	44,300	4,218
* Illumina Inc.	30,641	4,171
* Vertex Pharmaceuticals Inc.	51,746	3,925
* Mylan NV	95,046	3,469
CR Bard Inc.	15,629	3,386
* Incyte Corp.	35,117	3,054
Dentsply Sirona Inc.	49,306	2,839
* BioMarin Pharmaceutical Inc.	34,889	2,809
* Laboratory Corp. of America Holdings	21,492	2,694
* Henry Schein Inc.	17,391	2,595
* DaVita Inc.	43,186	2,532
Quest Diagnostics Inc.	29,974	2,441
Perrigo Co. plc	27,763	2,310
Universal Health Services Inc. Class B	18,928	2,285
* Waters Corp.	16,125	2,244
* Centene Corp.	34,686	2,167
* Quintiles IMS Holdings Inc.	29,764	2,135
* Hologic Inc.	59,200	2,132
* IDEXX Laboratories Inc.	18,900	2,025
ResMed Inc.	29,800	1,781
* Varian Medical Systems Inc.	19,590	1,777
Cooper Cos. Inc.	9,895	1,742
* Alkermes plc	28,600	1,442
* Mallinckrodt plc	22,522	1,335
Teleflex Inc.	9,300	1,331
* Jazz Pharmaceuticals plc	11,300	1,237
* MEDNAX Inc.	19,800	1,213
STERIS plc	18,006	1,203
West Pharmaceutical Services Inc.	15,200	1,156

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* United Therapeutics Corp.	9,600	1,153
* DexCom Inc.	14,600	1,142
* Seattle Genetics Inc.	21,900	1,132
* Align Technology Inc.	12,700	1,091
* WellCare Health Plans Inc.	9,000	1,022
* Endo International plc	45,689	857
* ABIOMED Inc.	8,000	840
* TESARO Inc.	6,855	829
* Cepheid	15,500	820
* Neurocrine Biosciences Inc.	18,100	792
* Envision Healthcare Holdings Inc.	39,634	784
HealthSouth Corp.	19,520	784
Bio-Techne Corp.	7,500	780
Patterson Cos. Inc.	17,713	757
* Charles River Laboratories International Inc.	9,800	744
Hill-Rom Holdings Inc.	13,300	737
* Alere Inc.	15,300	684
* Team Health Holdings Inc.	15,600	668
* Ionis Pharmaceuticals Inc.	25,700	668
* Amsurg Corp.	11,031	659
* PAREXEL International Corp.	11,200	652
* NuVasive Inc.	10,600	633
* OPKO Health Inc.	65,800	620
* Bio-Rad Laboratories Inc. Class A	3,900	616
* Catalent Inc.	26,022	594
Healthcare Services Group Inc.	15,300	566
* Alnylam Pharmaceuticals Inc.	15,500	552
* Horizon Pharma plc	32,224	539
* China Biologic Products Inc.	4,500	531
* Acadia Healthcare Co. Inc.	14,769	531
* Brookdale Senior Living Inc.	36,473	526
* Exelixis Inc.	46,800	496
* Masimo Corp.	9,000	495
* VWR Corp.	17,961	494
* ACADIA Pharmaceuticals Inc.	21,100	492
* LifePoint Health Inc.	8,200	491
* Integra LifeSciences Holdings Corp.	6,157	490
* Molina Healthcare Inc.	8,800	479
* INC Research Holdings Inc. Class A	10,437	477
* Prestige Brands Holdings Inc.	10,500	475
* Akorn Inc.	19,800	474
* LivaNova plc	8,297	470
* Wright Medical Group NV	21,232	465
* Medicines Co.	14,000	461
* Ultragenyx Pharmaceutical Inc.	7,600	448
Cantel Medical Corp.	6,100	434
* Insulet Corp.	11,700	434
Bruker Corp.	21,100	432
* ICU Medical Inc.	3,000	418
* Nevro Corp.	4,500	414
* Sarepta Therapeutics Inc.	10,301	404
* Ligand Pharmaceuticals Inc.	4,200	402
* Neogen Corp.	7,600	400
* Tenet Healthcare Corp.	20,250	399
* HMS Holdings Corp.	18,900	398
* Kite Pharma Inc.	8,800	390
Owens & Minor Inc.	12,000	389
* Bluebird Bio Inc.	7,799	372
* Intercept Pharmaceuticals Inc.	3,000	371
* Haemonetics Corp.	11,000	367
* Exact Sciences Corp.	23,200	361
* Juno Therapeutics Inc.	14,700	357
* ARIAD Pharmaceuticals Inc.	40,441	353
* Nektar Therapeutics Class A	28,400	352

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Ironwood Pharmaceuticals Inc. Class A	27,300	349
*	PRA Health Sciences Inc.	6,400	341
*	Halyard Health Inc.	10,205	330
*	Radius Health Inc.	7,500	322
*	Globus Medical Inc.	14,500	321
*	Impax Laboratories Inc.	15,200	306
*	Intrexon Corp.	11,700	305
*	NxStage Medical Inc.	13,400	305
*,^	Taro Pharmaceutical Industries Ltd.	3,000	305
*	Sage Therapeutics Inc.	6,817	297
*	Amedisys Inc.	6,600	286
*	Magellan Health Inc.	5,500	283
*	Select Medical Holdings Corp.	21,700	282
*	Natus Medical Inc.	6,900	272
*	Omnicell Inc.	8,300	271
*	Surgical Care Affiliates Inc.	6,000	257
*	Depomed Inc.	11,400	255
	Analogic Corp.	3,000	246
*	FibroGen Inc.	14,700	243
*	Pacira Pharmaceuticals Inc.	7,400	235
	Abaxis Inc.	4,900	234
*	Theravance Biopharma Inc.	9,257	233
	CONMED Corp.	5,800	232
*	Myriad Genetics Inc.	11,600	229
*	Merit Medical Systems Inc.	9,800	215
*	Clovis Oncology Inc.	7,353	214
*	Halozyme Therapeutics Inc.	24,700	213
*	Lexicon Pharmaceuticals Inc.	13,949	207
*	Innoviva Inc.	19,900	205
*	Amicus Therapeutics Inc.	28,700	198
*	Emergent BioSolutions Inc.	7,400	198
*	Spectranetics Corp.	9,000	195
*	PharMerica Corp.	8,200	195
*	Momenta Pharmaceuticals Inc.	17,412	194
*	Puma Biotechnology Inc.	5,000	191
*	Ophthotech Corp.	5,300	190
	Ensign Group Inc.	10,200	188
*	Spark Therapeutics Inc.	4,000	188
	Kindred Healthcare Inc.	18,600	183
*	Repligen Corp.	6,400	183
*	Cempra Inc.	9,800	178
*	Acceleron Pharma Inc.	6,300	177
*	Alder Biopharmaceuticals Inc.	7,188	174
*	Genomic Health Inc.	5,800	173
	Meridian Bioscience Inc.	10,300	169
*	Portola Pharmaceuticals Inc.	9,100	165
*	Luminex Corp.	7,800	162
*	TherapeuticsMD Inc.	28,000	161
*	Healthways Inc.	6,400	159
*	Achillion Pharmaceuticals Inc.	24,500	154
*	AMAG Pharmaceuticals Inc.	5,915	152
*	Insmed Inc.	11,500	149
*	Air Methods Corp.	5,600	148
*	Acorda Therapeutics Inc.	8,200	145
*	Agios Pharmaceuticals Inc.	2,900	139
*	Orthofix International NV	3,700	136
*	Community Health Systems Inc.	24,102	127
*	Keryx Biopharmaceuticals Inc.	25,900	117
*	Lannett Co. Inc.	5,200	114
*	Merrimack Pharmaceuticals Inc.	20,800	109
*	Eagle Pharmaceuticals Inc.	1,900	106
*	ZIOPHARM Oncology Inc.	18,200	103
*	Quidel Corp.	5,200	100
	PDL BioPharma Inc.	29,600	95

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Novavax Inc.	54,951	84
*	Intra-Cellular Therapies Inc. Class A	6,400	79
*	Aduro Biotech Inc.	6,200	67
*	Accuray Inc.	12,800	63
*,^	Insys Therapeutics Inc.	5,400	58
*	Arena Pharmaceuticals Inc.	39,300	58
*	CorVel Corp.	1,600	55
*	Celldex Therapeutics Inc.	15,700	49
	Invacare Corp.	5,100	47
*	Universal American Corp.	5,500	41
*	LHC Group Inc.	1,100	38
*	Quorum Health Corp.	6,025	24
*	MannKind Corp.	46,800	20
*	Aptevo Therapeutics Inc.	3,700	8
			575,631
Industrials (6.6%)
	General Electric Co.	1,868,563	54,375
	3M Co.	125,282	20,709
	Honeywell International Inc.	157,477	17,272
	Boeing Co.	117,907	16,794
	United Technologies Corp.	160,573	16,411
	United Parcel Service Inc. Class B	143,775	15,493
	Union Pacific Corp.	175,164	15,446
	Lockheed Martin Corp.	61,623	15,183
	Accenture plc Class A	129,345	15,035
	Caterpillar Inc.	121,976	10,180
*	PayPal Holdings Inc.	227,360	9,472
	Danaher Corp.	119,816	9,412
	FedEx Corp.	52,315	9,120
	General Dynamics Corp.	59,878	9,026
	Raytheon Co.	61,577	8,412
	Northrop Grumman Corp.	36,647	8,392
	Automatic Data Processing Inc.	95,386	8,304
*	Johnson Controls International plc	196,604	7,927
	Illinois Tool Works Inc.	66,647	7,569
	Emerson Electric Co.	134,607	6,822
	Eaton Corp. plc	95,835	6,111
	Waste Management Inc.	92,945	6,103
	CSX Corp.	197,351	6,021
	Norfolk Southern Corp.	61,289	5,700
	Deere & Co.	62,319	5,503
	Fidelity National Information Services Inc.	67,878	5,018
	TE Connectivity Ltd.	74,820	4,704
*	LinkedIn Corp. Class A	24,780	4,698
*	Fiserv Inc.	45,812	4,512
	Cummins Inc.	35,253	4,506
	Amphenol Corp. Class A	63,834	4,209
	PACCAR Inc.	73,967	4,062
	Sherwin-Williams Co.	15,740	3,854
	Paychex Inc.	68,025	3,755
	Roper Technologies Inc.	20,929	3,627
	Ingersoll-Rand plc	53,477	3,598
	Parker-Hannifin Corp.	28,911	3,549
	Rockwell Automation Inc.	27,152	3,251
	Fortive Corp.	62,441	3,188
	Republic Services Inc. Class A	59,178	3,115
	Vulcan Materials Co.	27,478	3,111
	Agilent Technologies Inc.	68,475	2,983
*	FleetCor Technologies Inc.	16,121	2,826
	Ball Corp.	36,179	2,788
	TransDigm Group Inc.	10,000	2,725
*	Verisk Analytics Inc. Class A	32,900	2,683
	Alliance Data Systems Corp.	12,356	2,526
	Martin Marietta Materials Inc.	13,500	2,503

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
WestRock Co.	53,138	2,454
Global Payments Inc.	32,287	2,341
Rockwell Collins Inc.	27,458	2,315
Textron Inc.	57,070	2,287
WW Grainger Inc.	10,892	2,267
L-3 Communications Holdings Inc.	16,395	2,245
Dover Corp.	33,146	2,217
Fastenal Co.	56,580	2,205
AMETEK Inc.	49,493	2,183
Masco Corp.	70,587	2,180
Pentair plc	38,094	2,100
CH Robinson Worldwide Inc.	30,736	2,094
Xerox Corp.	213,182	2,083
Kansas City Southern	22,985	2,017
Acuity Brands Inc.	8,900	1,990
Expeditors International of Washington Inc.	38,395	1,976
Cintas Corp.	18,410	1,964
Sealed Air Corp.	41,135	1,877
* Mettler-Toledo International Inc.	4,624	1,868
* Vantiv Inc. Class A	31,810	1,856
Xylem Inc.	37,135	1,795
Fortune Brands Home & Security Inc.	32,250	1,762
Valspar Corp.	17,342	1,727
* Flex Ltd.	117,125	1,662
Total System Services Inc.	33,135	1,653
Packaging Corp. of America	19,503	1,609
Broadridge Financial Solutions Inc.	24,795	1,603
Huntington Ingalls Industries Inc.	9,929	1,602
* Crown Holdings Inc.	29,341	1,592
Fluor Corp.	29,505	1,534
JB Hunt Transport Services Inc.	18,781	1,533
* AerCap Holdings NV	36,516	1,501
* Trimble Inc.	53,100	1,468
* Spirit AeroSystems Holdings Inc. Class A	27,558	1,388
IDEX Corp.	16,000	1,383
* Jacobs Engineering Group Inc.	26,671	1,376
* HD Supply Holdings Inc.	41,300	1,363
* Stericycle Inc.	16,631	1,332
Carlisle Cos. Inc.	12,600	1,321
* Old Dominion Freight Line Inc.	17,650	1,318
Macquarie Infrastructure Corp.	16,000	1,309
B/E Aerospace Inc.	21,600	1,286
Allegion plc	20,091	1,283
* Sensata Technologies Holding NV	35,685	1,275
AO Smith Corp.	27,800	1,256
* CoStar Group Inc.	6,700	1,254
* United Rentals Inc.	16,500	1,248
PerkinElmer Inc.	24,075	1,225
* Keysight Technologies Inc.	37,049	1,215
Flowserve Corp.	27,766	1,176
Wabtec Corp.	15,200	1,175
* Arrow Electronics Inc.	19,182	1,172
MDU Resources Group Inc.	43,476	1,140
Hubbell Inc. Class B	10,855	1,135
Avnet Inc.	27,043	1,134
ManpowerGroup Inc.	14,454	1,110
Lennox International Inc.	7,600	1,109
Owens Corning	22,000	1,073
Nordson Corp.	10,600	1,061
Toro Co.	22,000	1,053
Jack Henry & Associates Inc.	12,700	1,029
Allison Transmission Holdings Inc.	34,923	1,023
Robert Half International Inc.	26,980	1,010
* WEX Inc.	9,104	993

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Sonoco Products Co.	19,500	981
Donaldson Co. Inc.	26,500	968
Bemis Co. Inc.	19,860	968
Orbital ATK Inc.	12,873	957
FLIR Systems Inc.	29,000	955
* Berry Plastics Group Inc.	21,082	922
* Quanta Services Inc.	32,000	920
Hexcel Corp.	19,600	892
AGCO Corp.	17,200	879
* Euronet Worldwide Inc.	11,000	875
Graco Inc.	11,600	869
AptarGroup Inc.	12,000	857
BWX Technologies Inc.	21,750	853
Cognex Corp.	16,100	831
Curtiss-Wright Corp.	9,200	825
Graphic Packaging Holding Co.	65,380	817
* Teledyne Technologies Inc.	7,560	814
* AECOM	29,100	810
Jabil Circuit Inc.	37,219	794
* CoreLogic Inc.	18,445	785
* Genesee & Wyoming Inc. Class A	11,500	781
Booz Allen Hamilton Holding Corp. Class A	25,274	770
Oshkosh Corp.	14,368	769
Ryder System Inc.	10,887	755
Watsco Inc.	5,500	755
* XPO Logistics Inc.	22,893	754
Eagle Materials Inc.	9,300	753
* Colfax Corp.	23,540	748
* Zebra Technologies Corp.	11,200	737
Crane Co.	10,800	735
Woodward Inc.	12,100	714
* Genpact Ltd.	31,000	713
^ MSC Industrial Direct Co. Inc. Class A	9,600	699
Lincoln Electric Holdings Inc.	10,400	685
EMCOR Group Inc.	11,300	683
Chicago Bridge & Iron Co. NV	21,210	679
ITT Inc.	19,067	672
* Owens-Illinois Inc.	33,650	649
* Kirby Corp.	11,000	648
* IPG Photonics Corp.	6,500	631
Air Lease Corp. Class A	20,700	626
Joy Global Inc.	22,035	613
Deluxe Corp.	9,900	606
Littelfuse Inc.	4,300	600
MAXIMUS Inc.	11,400	593
Landstar System Inc.	8,300	591
Valmont Industries Inc.	4,600	589
National Instruments Corp.	20,700	581
EnerSys	8,800	573
Belden Inc.	8,800	570
Trinity Industries Inc.	26,100	557
CLARCOR Inc.	8,900	554
* WESCO International Inc.	10,174	551
Terex Corp.	22,502	537
Convergys Corp.	18,400	537
* Shopify Inc. Class A	12,800	531
John Bean Technologies Corp.	6,600	527
* Cimpress NV	6,300	524
* Coherent Inc.	5,000	521
* Louisiana-Pacific Corp.	28,200	517
World Fuel Services Corp.	12,600	507
* Generac Holdings Inc.	13,200	503
Regal Beloit Corp.	8,400	496
* Clean Harbors Inc.	10,300	487

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Kennametal Inc.	16,500	467
Timken Co.	14,100	466
* Itron Inc.	8,600	464
* USG Corp.	18,100	456
* Esterline Technologies Corp.	6,200	455
HEICO Corp. Class A	7,500	450
KBR Inc.	29,900	443
ABM Industries Inc.	11,300	442
Tetra Tech Inc.	11,400	438
* Ambarella Inc.	7,100	436
Brink's Co.	10,900	431
* Universal Display Corp.	8,300	429
* Sanmina Corp.	15,500	429
Vishay Intertechnology Inc.	29,900	422
* Rexnord Corp.	20,789	414
Silgan Holdings Inc.	7,884	402
* RBC Bearings Inc.	5,600	400
Mueller Water Products Inc. Class A	32,300	398
* KLX Inc.	11,400	392
UniFirst Corp.	3,200	392
* Armstrong World Industries Inc.	10,379	389
* MasTec Inc.	13,600	388
G&K Services Inc. Class A	4,100	388
MSA Safety Inc.	6,600	385
* Anixter International Inc.	5,800	381
Barnes Group Inc.	9,500	378
* WageWorks Inc.	6,400	377
* Swift Transportation Co.	16,600	372
* DigitalGlobe Inc.	14,754	370
* Cardtronics plc Class A	7,400	370
Granite Construction Inc.	7,500	369
* FTI Consulting Inc.	9,100	355
* Moog Inc. Class A	6,100	354
Covanta Holding Corp.	23,000	345
Universal Forest Products Inc.	4,000	344
* II-VI Inc.	11,800	328
HEICO Corp.	4,843	327
* On Assignment Inc.	9,500	327
* LifeLock Inc.	20,300	327
* Advisory Board Co.	8,200	326
Exponent Inc.	5,700	326
Knight Transportation Inc.	11,000	322
CEB Inc.	6,600	321
* Smith & Wesson Holding Corp.	11,800	312
* Trex Co. Inc.	5,700	307
GATX Corp.	7,000	306
Applied Industrial Technologies Inc.	6,000	305
Brady Corp. Class A	9,200	305
* AMN Healthcare Services Inc.	9,100	298
* Plexus Corp.	6,500	298
* Masonite International Corp.	5,200	296
Watts Water Technologies Inc. Class A	4,900	294
Mueller Industries Inc.	9,700	294
Franklin Electric Co. Inc.	8,000	292
Simpson Manufacturing Co. Inc.	6,600	282
AZZ Inc.	5,300	282
* Knowles Corp.	18,773	280
* Huron Consulting Group Inc.	5,000	280
Kaman Corp.	6,400	279
* Fabrinet	7,300	277
* Hub Group Inc. Class A	7,600	277
* Gibraltar Industries Inc.	7,000	272
* TopBuild Corp.	8,998	271
Forward Air Corp.	6,400	264

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
ESCO Technologies Inc.	5,900	263
* Navistar International Corp.	11,700	261
* OSI Systems Inc.	3,700	259
* RR Donnelley & Sons Co.	14,586	259
* Benchmark Electronics Inc.	10,100	254
* NeuStar Inc. Class A	11,300	254
Greif Inc. Class A	5,400	253
* Headwaters Inc.	15,400	253
Triumph Group Inc.	10,500	249
Aircastle Ltd.	12,100	249
* TASER International Inc.	11,100	248
Otter Tail Corp.	6,900	248
Sturm Ruger & Co. Inc.	4,000	246
EnPro Industries Inc.	4,500	244
Methode Electronics Inc.	7,800	243
* Rofin-Sinar Technologies Inc.	7,400	241
Mobile Mini Inc.	9,500	241
Actuant Corp. Class A	10,700	239
* SPX FLOW Inc.	9,499	238
AAON Inc.	7,950	238
Badger Meter Inc.	7,400	238
AAR Corp.	7,300	235
* ExlService Holdings Inc.	5,200	229
Tennant Co.	3,600	227
Comfort Systems USA Inc.	7,800	225
* Sykes Enterprises Inc.	8,200	219
* Proto Labs Inc.	4,900	219
* MACOM Technology Solutions Holdings Inc.	5,900	217
* Aerojet Rocketdyne Holdings Inc.	12,300	216
Werner Enterprises Inc.	9,000	216
Insperity Inc.	2,800	211
* American Woodmark Corp.	2,800	209
Korn/Ferry International	10,200	208
* Rogers Corp.	3,800	207
* Integer Holdings Corp.	9,300	205
Raven Industries Inc.	9,500	204
Apogee Enterprises Inc.	5,000	204
* PHH Corp.	13,900	202
Heartland Express Inc.	10,900	201
ManTech International Corp. Class A	5,100	198
* Paylocity Holding Corp.	4,500	196
* Imperva Inc.	5,300	196
Schnitzer Steel Industries Inc.	8,000	193
* Navigant Consulting Inc.	8,200	192
* Meritor Inc.	18,600	191
Standex International Corp.	2,500	191
Lindsay Corp.	2,400	188
* CBIZ Inc.	17,000	188
* Saia Inc.	5,200	185
US Ecology Inc.	4,300	182
* Team Inc.	5,900	181
Hollysys Automation Technologies Ltd.	9,100	181
Cubic Corp.	4,200	179
CIRCOR International Inc.	3,300	177
Astec Industries Inc.	3,200	177
Viad Corp.	4,200	174
Greenbrier Cos. Inc.	5,500	173
McGrath RentCorp	5,600	169
* SPX Corp.	8,799	167
* Babcock & Wilcox Enterprises Inc.	10,525	166
* Wesco Aircraft Holdings Inc.	12,800	164
Advanced Drainage Systems Inc.	8,600	164
Albany International Corp.	4,000	163
Federal Signal Corp.	13,200	162

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	TTM Technologies Inc.	12,200	160
	EVERTEC Inc.	10,400	158
	MTS Systems Corp.	3,300	157
*	TriMas Corp.	8,700	156
*	Veeco Instruments Inc.	6,900	150
	Matson Inc.	3,700	148
	Encore Wire Corp.	4,300	147
	Materion Corp.	4,832	146
*	Tutor Perini Corp.	7,600	145
	Seaspan Corp. Class A	11,600	143
	Manitowoc Co. Inc.	35,400	143
	Scorpio Tankers Inc.	37,300	143
	AVX Corp.	10,000	140
*	TrueBlue Inc.	8,000	140
*	TriNet Group Inc.	7,400	139
	Harsco Corp.	13,900	136
*	LSC Communications Inc.	5,470	133
	Kelly Services Inc. Class A	6,900	129
	GasLog Ltd.	8,400	129
	Essendant Inc.	8,400	129
*	Boise Cascade Co.	6,600	127
	Primoris Services Corp.	6,300	126
	Ship Finance International Ltd.	9,813	124
	Quanex Building Products Corp.	7,600	124
	General Cable Corp.	8,800	123
*	TimkenSteel Corp.	12,000	123
	CTS Corp.	6,700	122
^	Nordic American Tankers Ltd.	14,498	118
*	FARO Technologies Inc.	3,500	117
*	Donnelley Financial Solutions Inc.	5,470	117
	Hyster-Yale Materials Handling Inc.	1,900	111
*	Engility Holdings Inc.	3,673	106
	Triton International Ltd.	8,400	101
*	Aegion Corp. Class A	5,300	98
	Resources Connection Inc.	6,500	97
	TeleTech Holdings Inc.	3,400	96
*	Armstrong Flooring Inc.	5,144	83
	H&E Equipment Services Inc.	5,800	81
*	Aerovironment Inc.	3,200	77
	Griffon Corp.	4,200	70
*	Atlas Air Worldwide Holdings Inc.	1,500	63
	Teekay Corp.	7,500	49
	Myers Industries Inc.	3,500	42
	American Railcar Industries Inc.	1,000	37
	Textainer Group Holdings Ltd.	2,600	20
			580,219
Oil & Gas (3.5%)
	Exxon Mobil Corp.	869,839	72,475
	Chevron Corp.	397,052	41,591
	Schlumberger Ltd.	290,931	22,760
	Occidental Petroleum Corp.	160,019	11,667
	ConocoPhillips	257,649	11,195
	EOG Resources Inc.	114,974	10,396
	Phillips 66	110,554	8,971
	Halliburton Co.	178,481	8,210
	Kinder Morgan Inc.	397,522	8,121
	Anadarko Petroleum Corp.	116,902	6,949
	Pioneer Natural Resources Co.	35,451	6,346
	Spectra Energy Corp.	146,279	6,116
	Valero Energy Corp.	96,661	5,726
	Baker Hughes Inc.	89,755	4,972
	Marathon Petroleum Corp.	110,970	4,837
	Apache Corp.	78,890	4,692
	Williams Cos. Inc.	156,599	4,573

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Devon Energy Corp.	109,569	4,152
* Concho Resources Inc.	29,253	3,713
Noble Energy Inc.	91,099	3,140
Hess Corp.	59,751	2,866
Cimarex Energy Co.	20,141	2,601
National Oilwell Varco Inc.	80,129	2,572
EQT Corp.	36,755	2,426
Marathon Oil Corp.	180,848	2,384
Tesoro Corp.	24,270	2,062
Cabot Oil & Gas Corp.	96,870	2,023
* Cheniere Energy Inc.	49,977	1,884
* Newfield Exploration Co.	42,201	1,713
* Diamondback Energy Inc.	16,600	1,515
* FMC Technologies Inc.	46,811	1,511
Range Resources Corp.	43,596	1,473
Targa Resources Corp.	32,608	1,431
Helmerich & Payne Inc.	21,600	1,363
OGE Energy Corp.	42,100	1,307
* Antero Resources Corp.	41,800	1,106
* Parsley Energy Inc. Class A	33,432	1,100
* Southwestern Energy Co.	104,918	1,090
Energen Corp.	20,509	1,028
HollyFrontier Corp.	37,970	947
* Weatherford International plc	195,603	943
* Continental Resources Inc.	19,112	935
* Chesapeake Energy Corp.	165,563	912
Core Laboratories NV	9,200	892
Murphy Oil Corp.	33,223	859
QEP Resources Inc.	49,864	801
* WPX Energy Inc.	73,232	795
* RSP Permian Inc.	20,989	758
* PDC Energy Inc.	11,781	723
Patterson-UTI Energy Inc.	30,859	694
Nabors Industries Ltd.	58,208	693
* Rice Energy Inc.	30,050	664
* Gulfport Energy Corp.	25,538	616
* First Solar Inc.	15,170	614
SM Energy Co.	16,914	569
Western Refining Inc.	17,674	510
* Oasis Petroleum Inc.	47,553	499
Ensco plc Class A	61,383	480
* Whiting Petroleum Corp.	57,655	475
* NOW Inc.	21,596	466
* InterOil Corp.	9,100	452
SemGroup Corp. Class A	13,853	447
PBF Energy Inc. Class A	20,102	438
Oceaneering International Inc.	18,400	438
* Callon Petroleum Co.	32,986	428
* Dril-Quip Inc.	8,800	418
Superior Energy Services Inc.	29,435	417
* Carrizo Oil & Gas Inc.	11,579	392
* Laredo Petroleum Inc.	32,000	381
* Oil States International Inc.	12,700	371
* Matador Resources Co.	16,500	360
Rowan Cos. plc Class A	24,688	328
Pattern Energy Group Inc. Class A	14,552	325
* MRC Global Inc.	21,900	323
Noble Corp. plc	61,511	304
* McDermott International Inc.	50,377	259
Diamond Offshore Drilling Inc.	13,618	225
* Forum Energy Technologies Inc.	12,000	216
* Unit Corp.	12,300	211
Delek US Holdings Inc.	12,080	204
* Denbury Resources Inc.	84,826	203

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Green Plains Inc.	7,400	192
*	Helix Energy Solutions Group Inc.	21,700	189
*	RPC Inc.	10,600	183
*	Chart Industries Inc.	6,400	178
*	Exterran Corp.	11,100	175
*	SEACOR Holdings Inc.	3,100	153
*	Kosmos Energy Ltd.	29,279	153
	Archrock Inc.	12,800	148
*,^	Canadian Solar Inc.	9,400	136
*	TETRA Technologies Inc.	23,000	125
*	Newpark Resources Inc.	16,900	106
*	Flotek Industries Inc.	7,600	90
*	Matrix Service Co.	5,000	88
	Atwood Oceanics Inc.	10,300	79
*	SunPower Corp. Class A	9,800	71
^	Frank's International NV	6,200	70
	California Resources Corp.	6,268	64
*	Cobalt International Energy Inc.	65,692	62
	CVR Energy Inc.	4,200	56
	Bristow Group Inc.	4,700	47
*	EP Energy Corp. Class A	5,200	19
			308,426
Other (0.0%)[3]
*	Dyax Corp CVR Exp. 12/31/2019	28,600	32
*	Leap Wireless International Inc CVR	5,200	13
			45
Technology (9.1%)
	Apple Inc.	1,128,548	128,135
	Microsoft Corp.	1,579,912	94,668
*	Facebook Inc. Class A	458,824	60,101
*	Alphabet Inc. Class A	60,981	49,388
*	Alphabet Inc. Class C	61,314	48,103
	Intel Corp.	988,497	34,469
	Cisco Systems Inc.	1,046,637	32,111
	International Business Machines Corp.	200,082	30,751
	Oracle Corp.	666,992	25,626
	QUALCOMM Inc.	306,992	21,096
	Texas Instruments Inc.	207,359	14,691
	Broadcom Ltd.	81,416	13,864
*	Adobe Systems Inc.	104,793	11,266
*	salesforce.com Inc.	128,787	9,680
	Hewlett Packard Enterprise Co.	350,185	7,869
*	Yahoo! Inc.	184,079	7,648
	NVIDIA Corp.	106,833	7,602
	Applied Materials Inc.	226,882	6,598
*	Cognizant Technology Solutions Corp. Class A	127,712	6,558
*	NXP Semiconductors NV	56,971	5,697
	Intuit Inc.	49,380	5,370
	HP Inc.	361,185	5,234
	Corning Inc.	216,212	4,910
	Analog Devices Inc.	65,621	4,206
*	Micron Technology Inc.	217,122	3,726
*	Cerner Corp.	62,006	3,632
*	Autodesk Inc.	46,765	3,380
	Lam Research Corp.	33,711	3,265
	Western Digital Corp.	55,505	3,244
	Symantec Corp.	128,205	3,209
	Skyworks Solutions Inc.	39,100	3,008
	Linear Technology Corp.	49,751	2,988
*	ServiceNow Inc.	32,500	2,857
*	Palo Alto Networks Inc.	18,200	2,800
	Microchip Technology Inc.	45,708	2,768
*	Red Hat Inc.	35,686	2,764
	Xilinx Inc.	54,097	2,752

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Citrix Systems Inc.	32,111	2,723
	Motorola Solutions Inc.	34,545	2,507
	KLA-Tencor Corp.	32,392	2,433
*	Akamai Technologies Inc.	35,002	2,432
	Maxim Integrated Products Inc.	60,336	2,391
	Harris Corp.	26,163	2,334
	Juniper Networks Inc.	83,334	2,195
*	Workday Inc. Class A	25,172	2,182
*	Check Point Software Technologies Ltd.	25,691	2,172
*	Dell Technologies Inc - VMware Inc	43,167	2,119
	NetApp Inc.	59,320	2,013
	Seagate Technology plc	58,583	2,010
	CA Inc.	65,050	2,000
*	VeriSign Inc.	22,666	1,904
*	F5 Networks Inc.	13,691	1,892
*	Synopsys Inc.	31,819	1,887
	Amdocs Ltd.	31,838	1,861
*	Twitter Inc.	98,200	1,763
	CDK Global Inc.	30,848	1,685
*	Splunk Inc.	27,298	1,643
	Computer Sciences Corp.	29,890	1,627
*	ANSYS Inc.	17,555	1,604
*	Cadence Design Systems Inc.	60,265	1,542
*	Qorvo Inc.	27,427	1,526
*	Mobileye NV	38,305	1,424
	CDW Corp.	31,034	1,394
*	Gartner Inc.	15,700	1,351
*	Ultimate Software Group Inc.	6,100	1,287
^	Leidos Holdings Inc.	29,091	1,209
	SS&C Technologies Holdings Inc.	37,736	1,205
*	Tyler Technologies Inc.	7,300	1,171
	Marvell Technology Group Ltd.	89,179	1,162
*	Advanced Micro Devices Inc.	160,406	1,160
*,^	VMware Inc. Class A	14,676	1,154
*	PTC Inc.	24,300	1,153
	Ingram Micro Inc.	30,800	1,146
*	CommScope Holding Co. Inc.	36,092	1,103
	Brocade Communications Systems Inc.	100,559	1,066
	Garmin Ltd.	21,936	1,061
*	ARRIS International plc	37,983	1,055
	Teradyne Inc.	45,000	1,048
*	Yandex NV Class A	52,562	1,035
*	Microsemi Corp.	23,806	1,003
*	ON Semiconductor Corp.	85,167	994
*	Fortinet Inc.	29,300	939
*	NCR Corp.	26,615	933
	IAC/InterActiveCorp	14,319	923
	CSRA Inc.	34,425	864
*	SINA Corp.	11,921	860
*	Aspen Technology Inc.	16,900	832
*	NetSuite Inc.	8,519	793
*	Veeva Systems Inc. Class A	20,400	793
*	athenahealth Inc.	7,600	785
*	Cavium Inc.	13,881	784
*	Teradata Corp.	27,736	748
*	Manhattan Associates Inc.	14,700	744
*	ViaSat Inc.	10,300	728
*	Ellie Mae Inc.	6,800	720
	j2 Global Inc.	10,000	711
*	Cirrus Logic Inc.	13,100	707
*	Rackspace Hosting Inc.	21,900	699
	Fair Isaac Corp.	5,700	688
	Pitney Bowes Inc.	38,347	684
	Cypress Semiconductor Corp.	68,532	683

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Proofpoint Inc.	8,700	682
Mentor Graphics Corp.	23,500	679
* Arista Networks Inc.	8,000	678
* Nuance Communications Inc.	48,200	676
* Guidewire Software Inc.	11,500	661
* EPAM Systems Inc.	10,200	657
Blackbaud Inc.	10,000	614
SYNNEX Corp.	5,900	605
Monolithic Power Systems Inc.	7,500	591
* Tableau Software Inc. Class A	12,102	581
* Allscripts Healthcare Solutions Inc.	47,800	574
DST Systems Inc.	5,891	566
* Integrated Device Technology Inc.	27,000	559
* Tech Data Corp.	7,000	539
Science Applications International Corp.	7,753	534
* Finisar Corp.	19,500	534
* Ciena Corp.	27,500	533
* NetScout Systems Inc.	19,338	531
* Paycom Software Inc.	10,252	530
Lexmark International Inc. Class A	13,000	516
Intersil Corp. Class A	23,100	510
MKS Instruments Inc.	10,100	510
* Dycom Industries Inc.	6,600	508
* Fleetmatics Group plc	8,400	503
* CommVault Systems Inc.	9,370	501
* Medidata Solutions Inc.	10,100	485
InterDigital Inc.	6,800	480
* Cree Inc.	21,515	480
* Silicon Laboratories Inc.	8,000	480
* TiVo Corp.	23,362	464
* CACI International Inc. Class A	4,700	460
* Verint Systems Inc.	12,700	457
* ACI Worldwide Inc.	25,200	457
LogMeIn Inc.	4,700	446
Diebold Inc.	19,435	424
* Entegris Inc.	26,000	413
* Cornerstone OnDemand Inc.	10,000	413
* Electronics For Imaging Inc.	9,500	404
* Synaptics Inc.	7,500	391
* Lumentum Holdings Inc.	11,440	384
* Atlassian Corp. plc Class A	14,300	384
* Gigamon Inc.	6,900	382
Tessera Technologies Inc.	10,100	375
* FireEye Inc.	32,200	374
* GoDaddy Inc. Class A	10,132	363
* InterXion Holding NV	9,700	361
* Semtech Corp.	14,900	361
* Advanced Energy Industries Inc.	7,500	358
* VeriFone Systems Inc.	22,700	351
* MicroStrategy Inc. Class A	1,800	351
Cogent Communications Holdings Inc.	9,300	343
NIC Inc.	14,900	342
Power Integrations Inc.	5,300	342
Plantronics Inc.	6,600	341
* NETGEAR Inc.	6,700	338
* Infoblox Inc.	12,500	331
* Viavi Solutions Inc.	44,700	318
* EchoStar Corp. Class A	6,800	318
* 3D Systems Corp.	22,900	318
* Envestnet Inc.	8,900	315
* Inphi Corp.	8,400	312
* Zendesk Inc.	11,400	300
* Sohu.com Inc.	8,000	299
* Premier Inc. Class A	9,175	292

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Ebix Inc.	5,200	291
* Ubiquiti Networks Inc.	5,400	283
* Synchronoss Technologies Inc.	7,600	279
* Amkor Technology Inc.	30,000	278
Cabot Microelectronics Corp.	5,000	276
* RealPage Inc.	10,100	275
* BroadSoft Inc.	6,400	266
CSG Systems International Inc.	6,900	262
* 2U Inc.	7,300	254
* Kulicke & Soffa Industries Inc.	19,200	254
* Rambus Inc.	20,800	254
West Corp.	12,418	245
* Progress Software Corp.	9,100	245
Pegasystems Inc.	7,900	244
* Qualys Inc.	6,500	242
* RingCentral Inc. Class A	11,600	240
* ScanSource Inc.	6,700	234
* CyberArk Software Ltd.	5,000	234
* Interactive Intelligence Group Inc.	3,700	224
* Insight Enterprises Inc.	7,500	216
* New Relic Inc.	5,900	215
* Globant SA	4,800	209
* Infinera Corp.	26,700	208
Quality Systems Inc.	15,900	205
* Luxoft Holding Inc. Class A	3,800	201
* HubSpot Inc.	3,800	199
* Web.com Group Inc.	12,300	198
Brooks Automation Inc.	15,000	195
* Cvent Inc.	6,100	190
* Bottomline Technologies de Inc.	7,900	179
* Stratasys Ltd.	9,300	178
* Super Micro Computer Inc.	7,500	178
Monotype Imaging Holdings Inc.	9,100	174
* Cray Inc.	8,000	166
* Perficient Inc.	8,500	158
Forrester Research Inc.	4,000	149
ADTRAN Inc.	8,200	149
* InvenSense Inc.	18,700	143
* Gogo Inc.	13,800	140
Syntel Inc.	6,800	137
* Shutterstock Inc.	2,300	136
* Blucora Inc.	9,100	121
* Ixia	10,100	121
* Barracuda Networks Inc.	5,000	117
* Diodes Inc.	5,500	114
* Lattice Semiconductor Corp.	18,600	113
* Ultratech Inc.	5,300	113
* Loral Space & Communications Inc.	2,900	113
* Applied Micro Circuits Corp.	13,900	103
* Virtusa Corp.	5,000	95
* CommerceHub Inc.	5,110	77
* Nimble Storage Inc.	10,000	76
* Endurance International Group Holdings Inc.	8,900	65
Computer Programs & Systems Inc.	2,500	65
* CommerceHub Inc. Class A	2,555	38
		802,591
Telecommunications (1.2%)
AT&T Inc.	1,292,788	47,562
Verizon Communications Inc.	853,052	41,032
* Level 3 Communications Inc.	62,390	3,503
CenturyLink Inc.	112,878	3,000
* SBA Communications Corp. Class A	24,734	2,802
* T-Mobile US Inc.	55,188	2,745
* Sprint Corp.	177,621	1,094

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Frontier Communications Corp.	248,002	997
* Zayo Group Holdings Inc.	20,100	647
Telephone & Data Systems Inc.	23,173	599
* Vonage Holdings Corp.	40,000	274
* 8x8 Inc.	18,900	269
Shenandoah Telecommunications Co.	9,750	257
Consolidated Communications Holdings Inc.	10,500	251
* United States Cellular Corp.	6,300	221
Windstream Holdings Inc.	24,332	191
Cincinnati Bell Inc.	8,780	173
ATN International Inc.	2,400	162
* General Communication Inc. Class A	5,400	86
EarthLink Holdings Corp.	14,900	85
		105,950
Utilities (1.7%)
NextEra Energy Inc.	94,862	12,142
Duke Energy Corp.	142,832	11,429
Southern Co.	201,804	10,407
Dominion Resources Inc.	128,194	9,640
American Electric Power Co. Inc.	102,767	6,663
PG&E Corp.	105,184	6,534
Exelon Corp.	185,778	6,329
Sempra Energy	52,173	5,588
Edison International	68,077	5,002
PPL Corp.	140,973	4,841
Consolidated Edison Inc.	63,288	4,781
Public Service Enterprise Group Inc.	106,019	4,461
Xcel Energy Inc.	105,459	4,382
WEC Energy Group Inc.	66,138	3,950
DTE Energy Co.	37,091	3,561
Eversource Energy	62,482	3,440
FirstEnergy Corp.	88,461	3,033
Entergy Corp.	37,761	2,782
American Water Works Co. Inc.	36,656	2,714
Ameren Corp.	50,767	2,536
CMS Energy Corp.	58,848	2,480
ONEOK Inc.	44,306	2,146
CenterPoint Energy Inc.	89,531	2,041
SCANA Corp.	26,827	1,968
Alliant Energy Corp.	47,754	1,817
Pinnacle West Capital Corp.	23,340	1,777
Westar Energy Inc. Class A	29,900	1,714
UGI Corp.	36,550	1,692
AES Corp.	139,931	1,647
Atmos Energy Corp.	21,900	1,629
NiSource Inc.	66,116	1,538
Great Plains Energy Inc.	41,290	1,174
Aqua America Inc.	29,625	910
Vectren Corp.	17,596	885
National Fuel Gas Co.	16,100	843
IDACORP Inc.	10,400	815
Portland General Electric Co.	17,925	782
* Calpine Corp.	62,584	745
NRG Energy Inc.	66,832	710
Southwest Gas Corp.	9,600	696
ONE Gas Inc.	11,076	679
WGL Holdings Inc.	10,700	675
Hawaiian Electric Industries Inc.	22,700	670
Black Hills Corp.	10,300	637
NorthWestern Corp.	10,800	622
New Jersey Resources Corp.	17,400	591
ALLETE Inc.	9,200	564
Spire Inc.	8,900	559
Avista Corp.	12,600	522

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

					Market
					Value
				Shares	($000)
	PNM Resources Inc.			15,700	516
	MGE Energy Inc.			8,445	494
	Empire District Electric Co.			14,100	483
	Avangrid Inc.			12,100	477
	South Jersey Industries Inc.			15,800	469
	El Paso Electric Co.			8,300	383
	Northwest Natural Gas Co.			6,200	365
	American States Water Co.			7,900	316
	California Water Service Group			9,500	295
	Ormat Technologies Inc. (New York Shares)			5,400	260
*	Dynegy Inc.			22,379	238
	TerraForm Power Inc. Class A			15,300	190
*	Talen Energy Corp.			13,236	184
	SJW Corp.			3,080	156
	Atlantica Yield plc			8,501	153
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	125
					152,847

					4,588,047

Total Common Stocks (Cost $7,907,078)					8,732,576

		Coupon

Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
6,7	Vanguard Market Liquidity Fund	0.718%		1,262,576	126,270

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
8,9	Federal Home Loan Bank Discount Notes	0.431%	1/25/17	1,200	1,199
9	United States Treasury Bill	0.275%-0.340%	12/8/16	500	500
9	United States Treasury Bill	0.270%	12/29/16	400	400
9	United States Treasury Bill	0.314%	1/5/17	100	100
9	United States Treasury Bill	0.322%	1/19/17	5,000	4,997

					7,196

Total Temporary Cash Investments (Cost $133,458)					133,466

Total Investments (100.7%) (Cost $8,040,536)					8,866,042
Other Assets and Liabilities—Net (-0.7%)[7]					(58,105)

Net Assets (100%)					8,807,937

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,070,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $32,844,000, representing 0.4% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Yum China Holdings Inc. shares were sold on October 25, 2016, on a when-issued basis and were settled after receipt of shares from the Yum!
Brands Inc. spin-off transaction on November 1, 2016. The market value of Yum! Brands Inc. is adjusted by $45,000 to account for this sale.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $76,749,000 of collateral received for securities on loan.

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2016

8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury faith and credit of the U.S. government.
9 Securities with a value of $3,598,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6280 122016

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)

Common Stocks (99.2%)[1]
Australia (5.2%)
Commonwealth Bank of Australia	2,360,406	131,407
Westpac Banking Corp.	4,617,441	106,779
Australia & New Zealand Banking Group Ltd.	4,039,059	85,287
National Australia Bank Ltd.	3,676,363	78,040
BHP Billiton Ltd.	4,460,174	77,923
CSL Ltd.	636,142	48,542
Wesfarmers Ltd.	1,554,934	48,419
Woolworths Ltd.	1,761,330	31,609
Macquarie Group Ltd.	428,620	25,910
Rio Tinto Ltd.	590,657	24,438
Scentre Group	7,114,713	22,771
Telstra Corp. Ltd.	5,999,827	22,691
Transurban Group	2,844,116	22,442
Woodside Petroleum Ltd.	1,020,766	21,851
Brambles Ltd.	2,190,479	19,178
Newcrest Mining Ltd.	1,058,597	18,536
Westfield Corp.	2,681,817	18,124
Amcor Ltd.	1,607,322	17,941
Suncorp Group Ltd.	1,786,185	16,212
South32 Ltd.	7,413,788	14,468
QBE Insurance Group Ltd.	1,906,847	14,447
Insurance Australia Group Ltd.	3,385,325	14,153
AMP Ltd.	4,068,513	14,109
AGL Energy Ltd.	938,245	13,668
Goodman Group	2,478,263	12,774
Stockland	3,333,005	11,194
Aristocrat Leisure Ltd.	877,432	10,216
Aurizon Holdings Ltd.	2,732,702	10,125
Vicinity Centres	4,584,738	9,998
Ramsay Health Care Ltd.	179,363	9,988
Origin Energy Ltd.	2,429,886	9,794
ASX Ltd.	265,515	9,498
APA Group	1,554,891	9,397
Fortescue Metals Group Ltd.	2,228,414	9,352
James Hardie Industries plc	618,364	9,204
Dexus Property Group	1,344,085	9,131
Sonic Healthcare Ltd.	571,732	8,892
GPT Group	2,508,282	8,868
Caltex Australia Ltd.	361,999	8,426
Treasury Wine Estates Ltd.	1,022,638	8,337
Oil Search Ltd.	1,624,238	8,142
Mirvac Group	5,130,374	8,139
LendLease Group	762,707	7,813
Cochlear Ltd.	79,296	7,705
Medibank Pvt Ltd.	3,827,897	7,499
Sydney Airport	1,542,026	7,331
Challenger Ltd.	793,574	6,478
Orica Ltd.	519,697	6,421
Tatts Group Ltd.	2,016,853	6,217
Santos Ltd.	2,289,441	6,126
DUET Group	3,355,366	6,075
Coca-Cola Amatil Ltd.	751,885	5,447
Computershare Ltd.	677,205	5,425
Bendigo & Adelaide Bank Ltd.	636,860	5,378
SEEK Ltd.	481,210	5,345
Incitec Pivot Ltd.	2,327,845	5,206
Boral Ltd.	1,031,305	4,927
BlueScope Steel Ltd.	786,562	4,666
Crown Resorts Ltd.	527,262	4,359
Star Entertainment Grp Ltd.	1,143,019	4,325
Tabcorp Holdings Ltd.	1,157,844	4,254

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Bank of Queensland Ltd.	529,291	4,200
Domino's Pizza Enterprises Ltd.	85,959	4,188
Alumina Ltd.	3,470,363	4,171
Healthscope Ltd.	2,416,184	4,053
Orora Ltd.	1,662,431	3,663
Vocus Communications Ltd.	813,910	3,529
Ansell Ltd.	208,122	3,429
ALS Ltd.	694,651	3,282
Qantas Airways Ltd.	1,393,429	3,238
CIMIC Group Ltd.	133,558	2,997
Harvey Norman Holdings Ltd.	745,380	2,854
REA Group Ltd.	73,433	2,848
AusNet Services	2,462,692	2,805
Downer EDI Ltd.	597,921	2,643
TPG Telecom Ltd.	456,210	2,616
DuluxGroup Ltd.	532,911	2,606
IOOF Holdings Ltd.	414,285	2,579
Iluka Resources Ltd.	584,774	2,564
Adelaide Brighton Ltd.	624,163	2,536
Magellan Financial Group Ltd.	148,399	2,397
Macquarie Atlas Roads Group	632,785	2,267
OZ Minerals Ltd.	411,861	2,104
Perpetual Ltd.	60,271	2,070
Fairfax Media Ltd.	3,213,723	2,013
* Metcash Ltd.	1,332,722	2,011
Flight Centre Travel Group Ltd.	76,990	1,978
CSR Ltd.	710,452	1,973
* Whitehaven Coal Ltd.	848,988	1,952
* WorleyParsons Ltd.	304,697	1,947
Sims Metal Management Ltd.	226,422	1,722
Shopping Centres Australasia Property Group	1,027,272	1,707
Nufarm Ltd.	240,231	1,613
^ Platinum Asset Management Ltd.	330,406	1,251
Seven West Media Ltd.	1,194,380	615
		1,279,838
Austria (0.1%)
Erste Group Bank AG	399,218	12,519
OMV AG	200,353	6,253
voestalpine AG	158,434	5,613
ANDRITZ AG	98,823	5,167
* Raiffeisen Bank International AG	164,298	2,691
Telekom Austria AG Class A	191,586	1,100
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,529	1,075
		34,418
Belgium (0.9%)
* Anheuser-Busch InBev SA/NV	1,108,561	127,230
* KBC Group NV	383,230	23,362
UCB SA	167,151	11,312
Solvay SA Class A	98,230	11,268
Ageas	277,481	10,137
Groupe Bruxelles Lambert SA	107,488	9,241
Umicore SA	127,773	7,766
Proximus SADP	195,280	5,589
Colruyt SA	92,819	4,989
Ackermans & van Haaren NV	34,316	4,763
bpost SA	139,093	3,701
* Telenet Group Holding NV	66,909	3,582
Sofina SA	21,324	2,979
		225,919
Brazil (2.0%)
Itau Unibanco Holding SA ADR	3,899,054	46,516
Banco Bradesco SA ADR	3,854,765	40,128
* Petroleo Brasileiro SA ADR Type A	2,780,688	30,754

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Petroleo Brasileiro SA ADR	2,154,126	25,139
	Ambev SA ADR	3,864,982	22,803
	BRF SA	969,362	16,217
	Itausa - Investimentos Itau SA Preference Shares	5,338,358	15,788
	Ambev SA	2,639,540	15,571
	Cielo SA	1,448,764	14,705
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,398,729	14,128
	Ultrapar Participacoes SA	534,137	12,103
*	Vale SA Class B ADR (XNYS)	1,709,694	11,010
	Banco do Brasil SA	1,191,886	10,937
	Kroton Educacional SA	2,117,592	10,548
*,^	Vale SA Class B ADR (XFRA)	1,397,013	9,667
	Banco Bradesco SA	921,851	9,164
	BB Seguridade Participacoes SA	834,728	8,405
	Raia Drogasil SA	343,070	7,616
	Lojas Renner SA	886,110	7,495
	CCR SA	1,208,353	6,568
*	Vale SA Preference Shares	992,936	6,417
	Lojas Americanas SA Preference Shares	840,998	5,454
	Telefonica Brasil SA Preference Shares	369,635	5,348
	Banco Santander Brasil SA	638,800	5,263
	Cia de Saneamento Basico do Estado de Sao Paulo	475,417	5,019
*	Petroleo Brasileiro SA	851,132	4,970
	Equatorial Energia SA	276,026	4,924
	Hypermarcas SA	524,533	4,397
	Embraer SA ADR	202,891	4,340
	CETIP SA - Mercados Organizados	305,821	4,299
	WEG SA	757,724	4,178
	Itau Unibanco Holding SA Preference Shares	330,855	3,980
	Klabin SA	752,284	3,877
	Engie Brasil Energia SA	291,508	3,703
	CPFL Energia SA	435,492	3,304
*	BR Malls Participacoes SA	788,326	3,156
*	Rumo Logistica Operadora Multimodal SA	1,335,300	2,987
	JBS SA	977,874	2,975
*	Vale SA	427,000	2,954
*	Centrais Eletricas Brasileiras SA	393,199	2,919
	Gerdau SA ADR	793,746	2,722
	M Dias Branco SA	63,662	2,719
	Itau Unibanco Holding SA	259,954	2,715
*	Centrais Eletricas Brasileiras SA Preference Shares	306,476	2,626
	Cia Brasileira de Distribuicao ADR	131,532	2,506
	Localiza Rent a Car SA	198,713	2,467
	Fibria Celulose SA	306,400	2,452
	Telefonica Brasil SA ADR	169,906	2,447
*	Petroleo Brasileiro SA Preference Shares	433,739	2,404
*,^	Cia Siderurgica Nacional SA ADR	699,597	2,358
	BTG Pactual Group	452,805	2,307
	Natura Cosmeticos SA	236,931	2,276
	Multiplan Empreendimentos Imobiliarios SA	107,900	2,168
	Cia Energetica de Minas Gerais ADR	702,854	2,123
	Estacio Participacoes SA	362,600	2,103
	Cosan SA Industria e Comercio	154,234	2,074
	EDP - Energias do Brasil SA	430,645	2,071
	Sul America SA	323,988	1,956
	TOTVS SA	193,862	1,759
	Cia Paranaense de Energia ADR	138,174	1,576
	Smiles SA	78,730	1,437
	Gerdau SA Preference Shares	406,586	1,404
	Suzano Papel e Celulose SA Preference Shares Class A	394,600	1,392
	Odontoprev SA	367,900	1,383
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	71,030	1,357
	TIM Participacoes SA	461,730	1,282
	Braskem SA ADR	71,104	1,262

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Sao Martinho SA	62,600	1,247
Porto Seguro SA	129,912	1,232
Lojas Americanas SA	247,074	1,212
AES Tiete Energia SA	220,876	1,144
TIM Participacoes SA ADR	80,849	1,120
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	51,324	1,114
Cia Energetica de Minas Gerais Preference Shares	328,837	1,004
* Cia Siderurgica Nacional SA	272,500	917
Embraer SA	166,500	895
Transmissora Alianca de Energia Eletrica SA	136,644	888
Multiplus SA	64,823	879
Braskem SA Preference Shares	67,500	598
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	32,068	522
BRF SA ADR	25,547	427
Cia Energetica de Minas Gerais	99,669	303
* Usinas Siderurgicas de Minas Gerais SA	82,164	227
Cia Paranaense de Energia	24,000	178
Banco Bradesco SA Preference Shares	12,140	127
Cia Paranaense de Energia Preference Shares	4,200	48
Cia Energetica de Sao Paulo Preference Shares	56	—
* Cia de Gas de Sao Paulo - COMGAS	11	—
Itausa - Investimentos Itau SA	7	—
		489,154
Canada (5.9%)
Royal Bank of Canada	2,056,744	128,499
Toronto-Dominion Bank	2,563,836	116,331
Bank of Nova Scotia	1,681,324	90,352
Suncor Energy Inc.	2,313,081	69,411
Canadian National Railway Co.	958,161	60,234
Bank of Montreal	893,186	56,842
Enbridge Inc.	1,284,541	55,469
TransCanada Corp.	1,110,148	50,256
Canadian Natural Resources Ltd.	1,523,740	48,360
Brookfield Asset Management Inc. Class A (Toronto Shares)	1,207,167	42,273
Canadian Imperial Bank of Commerce	548,481	41,096
Manulife Financial Corp.	2,737,610	39,657
Canadian Pacific Railway Ltd.	210,184	30,046
Sun Life Financial Inc.	849,483	28,430
Alimentation Couche-Tard Inc. Class B	548,384	27,548
Barrick Gold Corp. (Toronto Shares)	1,516,505	26,683
Magna International Inc.	521,046	21,393
Rogers Communications Inc. Class B	502,888	20,231
Potash Corp. of Saskatchewan Inc.	1,164,306	18,932
^ Thomson Reuters Corp.	470,877	18,557
Waste Connections Inc.	244,170	18,324
^ BCE Inc.	400,059	18,176
Goldcorp Inc.	1,184,909	17,995
Fortis Inc.	535,324	17,621
Agrium Inc.	191,917	17,618
* CGI Group Inc. Class A	355,801	16,900
National Bank of Canada	468,083	16,709
Cenovus Energy Inc.	1,156,635	16,686
Pembina Pipeline Corp.	537,629	16,518
Fairfax Financial Holdings Ltd.	31,965	16,371
Franco-Nevada Corp.	246,206	16,115
Agnico Eagle Mines Ltd.	311,751	15,833
Loblaw Cos. Ltd.	316,831	15,632
Silver Wheaton Corp.	611,335	14,731
Restaurant Brands International Inc.	312,626	13,898
Saputo Inc.	353,849	12,716
Encana Corp.	1,330,232	12,684
Intact Financial Corp.	182,940	12,436
Imperial Oil Ltd.	366,924	11,900
Shaw Communications Inc. Class B	582,981	11,553

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Power Corp. of Canada	490,365	10,518
Great-West Lifeco Inc.	416,266	10,455
Constellation Software Inc.	22,141	10,372
^ Metro Inc.	330,534	10,217
Inter Pipeline Ltd.	463,231	9,604
^ Canadian Tire Corp. Ltd. Class A	96,584	9,388
TELUS Corp.	274,485	8,888
RioCan REIT	440,477	8,565
SNC-Lavalin Group Inc.	209,287	8,504
Crescent Point Energy Corp.	700,998	8,346
^ ARC Resources Ltd.	484,987	8,233
* Valeant Pharmaceuticals International Inc.	439,190	7,839
Power Financial Corp.	326,838	7,724
Canadian Utilities Ltd. Class A	269,058	7,689
* Tourmaline Oil Corp.	283,032	7,417
CI Financial Corp.	317,433	5,841
George Weston Ltd.	71,099	5,794
* BlackBerry Ltd.	692,477	4,889
* Husky Energy Inc.	418,547	4,503
2 Hydro One Ltd.	238,552	4,352
Cameco Corp.	543,607	4,187
IGM Financial Inc.	131,336	3,525
* Turquoise Hill Resources Ltd.	1,122,466	3,481
Barrick Gold Corp. (New York Shares)	103,706	1,824
Brookfield Asset Management Inc. Class A (New York Shares)	32,799	1,149
Restaurant Brands International LP	1,203	53
		1,474,373
Chile (0.3%)
SACI Falabella	679,332	5,334
Empresas COPEC SA	521,583	5,241
Cencosud SA	1,567,121	5,109
* Latam Airlines Group SA (Santiago Shares)	460,761	4,413
Banco de Chile	34,031,665	4,051
Banco Santander Chile ADR	168,713	3,855
Banco de Credito e Inversiones	69,424	3,568
Sociedad Quimica y Minera de Chile SA ADR	115,250	3,372
Empresas CMPC SA	1,529,970	3,314
Enersis Americas SA ADR	346,004	3,000
Empresa Nacional de Electricidad SA ADR	136,747	2,839
Aguas Andinas SA Class A	4,256,216	2,806
Cia Cervecerias Unidas SA	206,973	2,223
* Itau CorpBanca	237,270,889	2,157
Colbun SA	9,842,580	2,144
* Empresa Nacional de Telecomunicaciones SA	198,233	2,126
Endesa Americas SA ADR	134,415	1,932
Enersis Americas SA	9,960,968	1,687
Enersis Chile SA ADR	336,671	1,673
SONDA SA	628,485	1,299
Embotelladora Andina SA Preference Shares	321,927	1,291
AES Gener SA	3,535,310	1,205
Enersis Chile SA	9,960,968	997
Banco Santander Chile	17,451,061	976
Empresa Nacional de Electricidad SA	573,761	396
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	12,529	372
Endesa Americas SA	676,553	315
		67,695
China (4.8%)
Tencent Holdings Ltd.	7,425,447	196,792
China Construction Bank Corp.	126,971,544	92,721
China Mobile Ltd.	7,398,567	84,761
Industrial & Commercial Bank of China Ltd.	100,120,640	60,096
Bank of China Ltd.	104,597,788	46,872
Ping An Insurance Group Co. of China Ltd.	6,935,689	36,506
CNOOC Ltd.	22,367,400	28,144

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	China Petroleum & Chemical Corp.	35,497,284	25,672
	China Life Insurance Co. Ltd.	10,351,341	25,627
	PetroChina Co. Ltd.	29,249,234	20,013
	China Overseas Land & Investment Ltd.	5,315,820	16,319
	Agricultural Bank of China Ltd.	35,794,233	15,058
	China Pacific Insurance Group Co. Ltd.	3,577,895	12,900
	China Merchants Bank Co. Ltd.	5,282,320	12,845
	China Telecom Corp. Ltd.	22,411,541	11,555
	PICC Property & Casualty Co. Ltd.	6,372,396	10,286
	China Minsheng Banking Corp. Ltd.	9,034,861	10,280
	CITIC Ltd.	6,851,275	9,831
	China Shenhua Energy Co. Ltd.	4,716,388	9,778
	China Unicom Hong Kong Ltd.	7,971,713	9,359
	China Resources Land Ltd.	3,742,214	9,294
	Bank of Communications Co. Ltd.	11,149,925	8,475
	Haitong Securities Co. Ltd.	4,725,793	8,361
	Hengan International Group Co. Ltd.	1,019,308	8,098
	Sinopharm Group Co. Ltd.	1,455,703	7,069
	CITIC Securities Co. Ltd.	3,173,990	7,020
	Geely Automobile Holdings Ltd.	6,622,610	6,814
	China Communications Construction Co. Ltd.	6,189,026	6,796
	China CITIC Bank Corp. Ltd.	10,531,189	6,792
*,^	BYD Co. Ltd.	957,355	6,303
	Lenovo Group Ltd.	9,543,802	6,114
	CSPC Pharmaceutical Group Ltd.	5,845,115	6,052
	Guangdong Investment Ltd.	3,897,851	5,877
	Country Garden Holdings Co. Ltd.	9,942,756	5,160
	Shenzhou International Group Holdings Ltd.	776,315	5,142
	Belle International Holdings Ltd.	8,485,870	5,124
	CRRC Corp. Ltd.	5,652,053	5,118
2	Huatai Securities Co. Ltd.	2,400,175	5,067
2	China Galaxy Securities Co. Ltd.	5,184,777	4,922
	New China Life Insurance Co. Ltd.	1,122,638	4,848
^	GF Securities Co. Ltd.	2,172,626	4,827
	ENN Energy Holdings Ltd.	1,020,712	4,799
	China Vanke Co. Ltd.	1,824,843	4,763
*	China Resources Beer Holdings Co. Ltd.	2,227,861	4,734
	Fosun International Ltd.	3,219,135	4,662
	Brilliance China Automotive Holdings Ltd.	3,860,396	4,592
	Anhui Conch Cement Co. Ltd.	1,660,655	4,590
	China Cinda Asset Management Co. Ltd.	12,660,693	4,548
	China Resources Power Holdings Co. Ltd.	2,674,409	4,531
	Sunny Optical Technology Group Co. Ltd.	923,419	4,503
	China Everbright International Ltd.	3,683,967	4,404
	China Merchants Port Holdings Co. Ltd.	1,668,031	4,313
	Dongfeng Motor Group Co. Ltd.	4,078,627	4,251
	Great Wall Motor Co. Ltd.	4,288,303	4,185
	China Conch Venture Holdings Ltd.	2,229,869	4,163
	China Railway Group Ltd.	5,379,352	4,147
	Sino Biopharmaceutical Ltd.	5,885,268	4,114
	Fullshare Holdings Ltd.	7,225,267	4,030
2	CGN Power Co. Ltd.	13,727,267	4,008
	Beijing Enterprises Water Group Ltd.	5,512,679	3,988
*	China Taiping Insurance Holdings Co. Ltd.	2,060,364	3,966
	Guangzhou Automobile Group Co. Ltd.	3,105,605	3,750
	China State Construction International Holdings Ltd.	2,492,727	3,637
	Huaneng Power International Inc.	5,908,982	3,632
	ANTA Sports Products Ltd.	1,255,368	3,620
	Beijing Enterprises Holdings Ltd.	721,981	3,608
	China Longyuan Power Group Corp. Ltd.	4,694,785	3,580
2	People's Insurance Co. Group of China Ltd.	8,775,161	3,487
	China Resources Gas Group Ltd.	1,098,547	3,445
	Zhuzhou CRRC Times Electric Co. Ltd.	707,009	3,419
*,^	Alibaba Pictures Group Ltd.	17,320,648	3,409

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,2	China Huarong Asset Management Co. Ltd.	8,652,874	3,308
	China Gas Holdings Ltd.	2,170,915	3,304
*,^	China Evergrande Group	4,951,377	3,259
	China Railway Construction Corp. Ltd.	2,596,745	3,246
	TravelSky Technology Ltd.	1,435,703	3,063
	Kunlun Energy Co. Ltd.	3,911,523	2,947
	Kingboard Chemical Holdings Ltd.	942,048	2,785
	Haier Electronics Group Co. Ltd.	1,697,646	2,736
	Far East Horizon Ltd.	2,976,070	2,711
	China Medical System Holdings Ltd.	1,727,715	2,698
	Longfor Properties Co. Ltd.	2,001,434	2,656
	Zijin Mining Group Co. Ltd.	8,131,955	2,584
^	Kingsoft Corp. Ltd.	1,121,944	2,515
	Shanghai Pharmaceuticals Holding Co. Ltd.	975,177	2,509
	Sinopec Shanghai Petrochemical Co. Ltd.	4,858,331	2,477
	China Oilfield Services Ltd.	2,504,300	2,404
	Shenzhen International Holdings Ltd.	1,546,589	2,388
	GCL-Poly Energy Holdings Ltd.	17,383,024	2,343
	COSCO SHIPPING Ports Ltd.	2,355,985	2,336
	China Everbright Ltd.	1,186,465	2,320
	Shimao Property Holdings Ltd.	1,727,628	2,304
	Chongqing Rural Commercial Bank Co. Ltd.	3,839,070	2,298
	Jiangsu Expressway Co. Ltd.	1,686,544	2,293
	AviChina Industry & Technology Co. Ltd.	3,357,954	2,279
^	China Reinsurance Group Corp.	9,508,576	2,263
	Beijing Capital International Airport Co. Ltd.	2,104,557	2,203
*	Alibaba Health Information Technology Ltd.	4,205,236	2,197
	Tsingtao Brewery Co. Ltd.	538,108	2,147
	China Communications Services Corp. Ltd.	3,593,612	2,132
	Zhejiang Expressway Co. Ltd.	2,031,267	2,127
*,^	Aluminum Corp. of China Ltd.	5,559,377	2,065
	Weichai Power Co. Ltd.	1,364,219	2,058
	China Everbright Bank Co. Ltd.	4,499,872	2,052
^,2	Fuyao Glass Industry Group Co. Ltd.	705,910	2,047
^	Yanzhou Coal Mining Co. Ltd.	2,748,246	2,035
2	BAIC Motor Corp. Ltd.	1,939,692	2,034
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,305,615	2,033
	Jiangxi Copper Co. Ltd.	1,692,248	1,998
	GOME Electrical Appliances Holding Ltd.	15,784,203	1,989
	Shanghai Industrial Holdings Ltd.	641,587	1,961
	China Jinmao Holdings Group Ltd.	7,056,005	1,946
	Huaneng Renewables Corp. Ltd.	5,663,075	1,898
	Guangzhou R&F Properties Co. Ltd.	1,339,933	1,888
^	China Huishan Dairy Holdings Co. Ltd.	5,041,795	1,871
^	China National Building Material Co. Ltd.	4,081,959	1,863
2	China Railway Signal & Communication Corp. Ltd.	2,246,068	1,821
*	Shanghai Electric Group Co. Ltd.	3,917,316	1,809
	Shenzhen Investment Ltd.	4,130,281	1,800
	Chongqing Changan Automobile Co. Ltd. Class B	1,163,079	1,773
2	Sinopec Engineering Group Co. Ltd.	2,006,381	1,771
	Nine Dragons Paper Holdings Ltd.	2,163,292	1,759
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	570,641	1,752
	Sino-Ocean Group Holding Ltd.	4,148,754	1,723
^	Sunac China Holdings Ltd.	2,518,964	1,719
*	China Coal Energy Co. Ltd.	2,991,638	1,694
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,566,328	1,671
	Haitian International Holdings Ltd.	810,063	1,670
	Air China Ltd.	2,540,115	1,669
	China Power International Development Ltd.	4,575,787	1,664
^	Luye Pharma Group Ltd.	2,275,430	1,529
^	China Traditional Chinese Medicine Holding Co. Ltd.	2,949,794	1,507
^	China Hongqiao Group Ltd.	1,663,184	1,486
	ZTE Corp.	1,080,188	1,484
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,498,754	1,479

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^,2	Dali Foods Group Co. Ltd.	2,820,197	1,468
*,2	China International Capital Corp. Ltd.	961,126	1,410
	Lee & Man Paper Manufacturing Ltd.	1,855,743	1,394
*,2	3SBio Inc.	1,387,075	1,384
	SOHO China Ltd.	2,669,994	1,377
	China Southern Airlines Co. Ltd.	2,445,017	1,372
*,^	Li Ning Co. Ltd.	1,889,617	1,347
2	Legend Holdings Corp.	540,470	1,346
^	Metallurgical Corp. of China Ltd.	4,095,562	1,332
^,2	Shengjing Bank Co. Ltd.	1,354,632	1,326
	Yuexiu Property Co. Ltd.	8,922,772	1,307
	Kingboard Laminates Holdings Ltd.	1,444,852	1,295
^	Zhaojin Mining Industry Co. Ltd.	1,240,548	1,274
	Sinotrans Ltd.	2,648,860	1,247
	BBMG Corp.	3,362,760	1,227
*,^	China COSCO Holdings Co. Ltd.	3,555,160	1,225
^	China Molybdenum Co. Ltd.	5,477,571	1,215
*	China Agri-Industries Holdings Ltd.	3,033,447	1,185
*	CAR Inc.	1,126,492	1,143
	China Resources Cement Holdings Ltd.	2,821,334	1,139
*,^	China Shipping Container Lines Co. Ltd.	5,142,407	1,078
	Agile Group Holdings Ltd.	1,885,637	1,045
	Guangshen Railway Co. Ltd.	1,890,327	1,043
^	Datang International Power Generation Co. Ltd.	3,788,668	1,021
	Huishang Bank Corp. Ltd.	2,124,092	1,020
^	Golden Eagle Retail Group Ltd.	724,928	1,007
	KWG Property Holding Ltd.	1,728,409	1,000
	Shenzhen Expressway Co. Ltd.	991,216	993
	Lao Feng Xiang Co. Ltd. Class B	277,721	947
	China Shipping Development Co. Ltd.	1,715,196	946
^	China Eastern Airlines Corp. Ltd.	2,101,145	943
^	Huadian Power International Corp. Ltd.	2,148,361	921
	Zhongsheng Group Holdings Ltd.	916,048	915
^	China Zhongwang Holdings Ltd.	1,889,876	873
*,^	Greentown China Holdings Ltd.	1,070,020	872
	China Dongxiang Group Co. Ltd.	4,397,598	855
	CSG Holding Co. Ltd. Class B	1,005,352	838
	Huadian Fuxin Energy Corp. Ltd.	3,576,005	828
^	Beijing Jingneng Clean Energy Co. Ltd.	2,716,885	824
*,^	Poly Property Group Co. Ltd.	2,571,998	813
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	293,363	807
*,^	Angang Steel Co. Ltd.	1,575,537	807
^	Xinjiang Goldwind Science & Technology Co. Ltd.	575,724	794
	Hopson Development Holdings Ltd.	876,475	790
	Dazhong Transportation Group Co. Ltd. Class B	1,122,902	784
^,2	Red Star Macalline Group Corp. Ltd.	714,985	769
	China Machinery Engineering Corp.	1,275,516	761
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	313,398	740
^	China International Marine Containers Group Co. Ltd.	605,289	720
^	China South City Holdings Ltd.	3,164,311	700
	Shandong Chenming Paper Holdings Ltd. Class B	699,948	626
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	287,678	619
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,700,081	619
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	397,037	603
	Anhui Gujing Distillery Co. Ltd. Class B	154,206	599
	Anhui Expressway Co. Ltd.	737,659	594
*,^	Maanshan Iron & Steel Co. Ltd.	2,567,903	585
*,^	Sinopec Oilfield Service Corp.	2,790,643	578
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,143,920	566
	Sinotruk Hong Kong Ltd.	1,016,199	561
*,^	Biostime International Holdings Ltd.	227,876	559
*,^	Renhe Commercial Holdings Co. Ltd.	20,656,355	535
	Shanghai Baosight Software Co. Ltd. Class B	308,442	534
*,2	Tianhe Chemicals Group Ltd.	3,538,329	534

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Shanghai Haixin Group Co. Class B	596,446	514
	China BlueChemical Ltd.	2,631,895	509
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	332,873	502
	Guangdong Electric Power Development Co. Ltd. Class B	1,117,911	498
	Weifu High-Technology Group Co. Ltd. Class B	210,024	497
^	Dalian Port PDA Co. Ltd.	2,651,103	474
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	220,415	470
	Sichuan Expressway Co. Ltd.	1,167,487	469
	China National Accord Medicines Corp. Ltd. Class B	73,286	458
	BOE Technology Group Co. Ltd. Class B	1,650,239	449
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	254,321	422
	Shandong Chenming Paper Holdings Ltd.	487,874	421
^	China Foods Ltd.	918,843	406
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	521,434	403
*	Hanergy Thin Film Power Group Ltd.	14,742,000	392
	Bosideng International Holdings Ltd.	4,255,541	383
*,^	CITIC Resources Holdings Ltd.	3,012,222	376
	China National Materials Co. Ltd.	1,580,369	356
^	Dongfang Electric Corp. Ltd.	451,295	349
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	309,130	339
	Shanghai Huayi Group Corp. Ltd. Class B	311,547	330
^	CIMC Enric Holdings Ltd.	772,225	323
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	213,740	317
*	Shanghai Bailian Group Co. Ltd. Class B	239,123	316
	Foshan Electrical and Lighting Co. Ltd. Class B	388,724	314
^	Beijing North Star Co. Ltd.	907,223	305
^	Sinofert Holdings Ltd.	2,319,208	304
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	188,066	300
*	Huadian Energy Co. Ltd. Class B	598,300	299
	Jiangling Motors Corp. Ltd. Class B	109,467	276
	Tianjin Capital Environmental Protection Group Co. Ltd.	412,838	230
*	Bengang Steel Plates Co. Ltd. Class B	629,215	220
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	1,360,731	212
	Jinzhou Port Co. Ltd. Class B	370,560	197
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	195,323	67
			1,203,192
Colombia (0.1%)
	Bancolombia SA ADR	157,148	6,016
	Grupo de Inversiones Suramericana SA	325,809	4,202
	Grupo Argos SA	453,992	2,944
	Cementos Argos SA	547,547	2,167
*	Ecopetrol SA	4,821,790	2,101
	Grupo Aval Acciones y Valores Preference Shares	4,431,864	1,828
	Grupo de Inversiones Suramericana SA Preference Shares	127,826	1,615
	Almacenes Exito SA	318,776	1,590
	Interconexion Electrica SA ESP	466,455	1,550
	Cementos Argos SA Preference Shares	283,835	1,035
*	Ecopetrol SA ADR	100,879	877
*	Cemex Latam Holdings SA	217,281	808
	Grupo Aval Acciones y Valores SA ADR	46,572	381
			27,114
Czech Republic (0.0%)
	CEZ AS	225,198	4,248
	Komercni banka as	106,049	3,880
*,2	Moneta Money Bank AS	526,066	1,835
	O2 Czech Republic AS	67,064	615
			10,578
Denmark (1.2%)
	Novo Nordisk A/S Class B	2,564,623	91,366
	Danske Bank A/S	1,039,340	32,063
	Vestas Wind Systems A/S	303,457	24,312
	Pandora A/S	153,665	19,985
	Carlsberg A/S Class B	147,098	13,253

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	AP Moller - Maersk A/S Class B	8,604	13,197
	DSV A/S	257,860	12,485
*	Genmab A/S	75,298	12,400
	Novozymes A/S	309,256	11,472
	ISS A/S	257,393	10,104
	Coloplast A/S Class B	139,730	9,734
	AP Moller - Maersk A/S Class A	6,044	8,834
	Chr Hansen Holding A/S	122,108	7,313
*	TDC A/S	1,106,022	6,098
	Jyske Bank A/S	97,984	4,443
*,2	DONG Energy A/S	109,867	4,353
	Tryg A/S	153,909	3,001
	William Demant Holding A/S	157,838	2,937
*	H Lundbeck A/S	83,207	2,682
			290,032
Egypt (0.1%)
	Commercial International Bank Egypt SAE	1,445,862	8,412
*	Global Telecom Holding SAE GDR	741,490	1,520
*	Egyptian Financial Group-Hermes Holding Co.	789,061	1,392
	Talaat Moustafa Group	1,358,206	866
	ElSewedy Electric Co.	106,234	750
*	Medinet Nasr Housing	321,632	505
	Telecom Egypt Co.	488,828	482
	Sidi Kerir Petrochemicals Co.	165,354	258
			14,185
Finland (0.7%)
	Nokia Oyj	7,943,643	35,465
	Sampo Oyj Class A	654,489	29,985
	Kone Oyj Class B	528,406	24,313
	UPM-Kymmene Oyj	737,376	17,153
	Fortum Oyj	617,359	10,291
	Wartsila OYJ Abp	217,154	9,384
	Neste Oyj	176,925	7,633
	Stora Enso Oyj	798,764	7,548
	Elisa Oyj	222,578	7,499
	Nokian Renkaat Oyj	185,765	6,231
	Orion Oyj Class B	141,528	6,024
	Huhtamaki Oyj	143,999	5,811
	Metso Oyj	185,495	4,864
	Kesko Oyj Class B	93,828	4,662
			176,863
France (6.5%)
	TOTAL SA	2,988,449	143,162
	Sanofi	1,551,184	120,712
	BNP Paribas SA	1,357,302	78,701
	LVMH Moet Hennessy Louis Vuitton SE	348,065	63,369
	AXA SA	2,677,239	60,405
	Danone SA	790,043	54,796
	Schneider Electric SE	754,436	50,736
^	Vinci SA	647,940	46,924
	Airbus Group SE	759,696	45,111
	Orange SA	2,650,369	41,700
	Societe Generale SA	1,018,574	39,732
	Pernod Ricard SA	295,083	35,092
	L'Oreal SA Loyalty Line	190,657	34,158
	Air Liquide SA	325,738	33,099
	Essilor International SA	281,265	31,607
	Vivendi SA	1,532,944	31,028
	Cie de Saint-Gobain	661,161	29,358
	Engie SA	1,999,554	28,837
	Safran SA	411,412	28,310
	Cie Generale des Etablissements Michelin	251,418	27,231
	L'Oreal SA	146,370	26,224

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Kering	103,298	22,919
Air Liquide SA (Prime de fidelite)	219,013	22,255
Legrand SA	368,276	20,807
Renault SA	238,732	20,761
Carrefour SA	785,723	20,593
Publicis Groupe SA	283,829	19,471
* Valeo SA	327,151	18,878
Capgemini SA	220,635	18,272
Veolia Environnement SA	676,184	14,773
Sodexo SA	123,274	14,315
Dassault Systemes	176,116	13,940
Christian Dior SE	72,159	13,917
Thales SA	145,337	13,674
Hermes International	33,225	13,460
Atos SE	125,904	13,066
Credit Agricole SA	1,184,203	12,776
Klepierre	285,680	11,675
SES SA Class A	498,591	11,471
Technip SA	162,231	10,767
Arkema SA	98,246	9,316
Accor SA	240,815	9,138
Bouygues SA	267,188	8,710
Teleperformance	79,302	8,379
STMicroelectronics NV	864,937	8,209
Gecina SA	55,572	8,102
* Peugeot SA	539,362	8,077
Eiffage SA	99,868	7,394
Suez	451,422	7,150
SCOR SE	218,644	7,081
Iliad SA	32,520	6,817
Bureau Veritas SA	359,160	6,784
Natixis SA	1,307,441	6,615
Edenred	284,478	6,584
Zodiac Aerospace	269,821	6,557
Ingenico Group SA	76,493	6,050
Groupe Eurotunnel SE	633,831	5,932
Rexel SA	414,939	5,755
* Alstom SA	213,450	5,736
Eurofins Scientific SE	12,515	5,687
SEB SA	37,112	5,462
Societe BIC SA	37,304	5,171
^ Eutelsat Communications SA	243,550	5,104
Orpea	58,801	4,894
Wendel SA	41,735	4,801
Bollore SA	1,370,454	4,512
Fonciere Des Regions	50,403	4,405
Aeroports de Paris	40,153	4,056
Lagardere SCA	159,162	4,053
Credit Agricole SA Loyalty Line	374,217	4,037
CNP Assurances	230,750	3,996
Casino Guichard Perrachon SA	77,122	3,839
Faurecia	103,483	3,815
Imerys SA	52,394	3,648
ICADE	48,755	3,501
SFR Group SA	127,414	3,434
Ipsen SA	48,148	3,329
Eurazeo SA	57,496	3,311
^ Electricite de France SA	294,930	3,306
JCDecaux SA	101,828	3,114
BioMerieux	19,684	2,868
2 Amundi SA	57,379	2,814
Remy Cointreau SA	32,433	2,630
Plastic Omnium SA	79,131	2,580
* Sartorius Stedim Biotech	32,885	2,219

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Euler Hermes Group	21,210	1,840
	SEB SA Loyalty Line	9,727	1,432
	Electricite de France SA Loyalty Line	102,414	1,148
			1,601,474
Germany (6.3%)
	Siemens AG	1,056,408	120,027
	Bayer AG	1,149,306	114,115
	BASF SE	1,282,979	113,259
	SAP SE	1,242,220	109,439
	Allianz SE	631,900	98,643
	Daimler AG	1,324,208	94,472
	Deutsche Telekom AG	4,455,828	72,698
	adidas AG	277,525	45,596
	Linde AG	256,458	42,358
	Deutsche Post AG	1,317,931	40,870
	Bayerische Motoren Werke AG	450,641	39,317
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	197,961	38,436
	Fresenius SE & Co. KGaA	507,557	37,502
	Volkswagen AG Preference Shares	254,410	35,077
	Henkel AG & Co. KGaA Preference Shares	240,573	30,921
	Continental AG	149,720	28,760
	Infineon Technologies AG	1,554,502	27,958
*	Deutsche Bank AG	1,912,028	27,651
	Fresenius Medical Care AG & Co. KGaA	300,549	24,481
	Vonovia SE	646,087	22,778
*	Deutsche Boerse AG-TEND	259,011	20,226
	HeidelbergCement AG	206,500	19,535
	E.ON SE	2,601,968	19,070
	Merck KGaA	179,209	18,446
	Henkel AG & Co. KGaA	162,256	17,878
	Deutsche Wohnen AG	468,127	15,295
	thyssenkrupp AG	586,940	13,619
	ProSiebenSat.1 Media SE	294,672	12,700
	Beiersdorf AG	138,808	12,237
	Symrise AG	167,962	11,535
	Porsche Automobil Holding SE Preference Shares	211,316	11,419
	Brenntag AG	213,249	11,400
*	RWE AG	669,152	10,646
	Commerzbank AG	1,434,481	9,769
	GEA Group AG	244,890	9,485
	Hannover Rueck SE	83,311	9,294
	LANXESS AG	126,492	8,111
*	QIAGEN NV	313,746	7,673
^	Wirecard AG	159,883	7,589
	MTU Aero Engines AG	70,660	7,379
	LEG Immobilien AG	87,285	7,363
*,2	Innogy SE	177,534	7,050
	METRO AG	228,684	6,850
	United Internet AG	164,726	6,773
	Evonik Industries AG	213,651	6,691
	OSRAM Licht AG	116,365	6,609
*,2	Zalando SE	146,581	6,446
	Volkswagen AG	40,632	6,074
	Bayerische Motoren Werke AG Preference Shares	75,316	5,718
	HUGO BOSS AG	88,183	5,545
	KION Group AG	90,389	5,461
^	K&S AG	264,376	5,354
*,2	Covestro AG	87,131	5,160
	MAN SE	49,268	5,043
	Fuchs Petrolub SE Preference Shares	96,061	4,300
	RTL Group SA	53,372	4,183
	Deutsche Lufthansa AG	324,724	4,156
	HOCHTIEF AG	29,631	4,046
	Sartorius AG Preference Shares	46,922	3,694

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Telefonica Deutschland Holding AG	946,034	3,669
* Uniper SE	269,935	3,593
Axel Springer SE	61,717	3,092
Fraport AG Frankfurt Airport Services Worldwide	50,966	3,025
TUI AG-DI	232,404	2,957
Rational AG	5,632	2,926
Suedzucker AG	107,500	2,758
Fielmann AG	35,193	2,443
Hella KGaA Hueck & Co.	62,398	2,381
FUCHS PETROLUB SE	48,186	1,907
Wacker Chemie AG	20,608	1,839
Talanx AG	51,005	1,583
RWE AG Preference Shares	43,770	506
Deutsche Boerse AG	1,803	135
		1,556,994
Greece (0.1%)
Alpha Bank AE	1,918,902	3,281
Hellenic Telecommunications Organization SA	335,442	3,076
OPAP SA	288,046	2,457
JUMBO SA	135,114	1,920
National Bank of Greece SA	7,440,054	1,522
Titan Cement Co. SA	64,018	1,487
Eurobank Ergasias SA	2,453,913	1,449
Piraeus Bank SA	7,797,984	1,290
* FF Group	49,006	1,174
Motor Oil Hellas Corinth Refineries SA	81,305	973
* Hellenic Petroleum SA	92,397	422
		19,051
Hong Kong (2.7%)
AIA Group Ltd.	16,738,852	105,304
CK Hutchison Holdings Ltd.	3,915,710	48,351
Hong Kong Exchanges & Clearing Ltd.	1,691,971	44,730
Sun Hung Kai Properties Ltd.	1,959,433	29,178
Cheung Kong Property Holdings Ltd.	3,919,574	28,976
Link REIT	3,136,960	22,316
CLP Holdings Ltd.	2,146,167	21,816
Hong Kong & China Gas Co. Ltd.	10,416,327	20,348
Hang Seng Bank Ltd.	1,060,266	19,121
BOC Hong Kong Holdings Ltd.	4,992,196	17,794
Jardine Matheson Holdings Ltd.	286,492	17,451
Power Assets Holdings Ltd.	1,837,316	17,245
Sands China Ltd.	3,366,208	14,609
Wharf Holdings Ltd.	1,683,768	12,624
Galaxy Entertainment Group Ltd.	2,952,309	12,089
Hongkong Land Holdings Ltd.	1,633,191	10,936
Jardine Strategic Holdings Ltd.	309,847	10,872
MTR Corp. Ltd.	1,941,842	10,746
AAC Technologies Holdings Inc.	968,949	9,232
Henderson Land Development Co. Ltd.	1,559,128	9,223
New World Development Co. Ltd.	7,294,840	9,069
2 WH Group Ltd.	10,172,266	8,239
Swire Pacific Ltd. Class A	705,729	7,335
Sino Land Co. Ltd.	4,308,374	7,315
Cheung Kong Infrastructure Holdings Ltd.	889,318	7,278
China Mengniu Dairy Co. Ltd.	3,746,849	7,078
Wheelock & Co. Ltd.	1,130,113	6,955
^ Bank of East Asia Ltd.	1,641,715	6,600
Techtronic Industries Co. Ltd.	1,755,888	6,597
Hang Lung Properties Ltd.	2,791,742	6,139
Samsonite International SA	1,782,758	5,605
^ Want Want China Holdings Ltd.	8,213,382	5,000
Swire Properties Ltd.	1,633,968	4,692
Hang Lung Group Ltd.	1,202,967	4,602
* Semiconductor Manufacturing International Corp.	35,944,177	4,353

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Hysan Development Co. Ltd.	862,530	3,981
	Li & Fung Ltd.	8,080,956	3,972
	Yue Yuen Industrial Holdings Ltd.	1,005,228	3,828
	NWS Holdings Ltd.	1,943,043	3,438
	PCCW Ltd.	5,755,207	3,426
	ASM Pacific Technology Ltd.	340,250	3,278
	Wynn Macau Ltd.	1,988,284	3,046
^	Tingyi Cayman Islands Holding Corp.	2,674,119	2,883
	Hopewell Holdings Ltd.	802,568	2,810
	VTech Holdings Ltd.	221,590	2,718
	Minth Group Ltd.	739,490	2,618
	Kerry Properties Ltd.	813,665	2,576
^	PRADA SPA	718,158	2,516
	Shangri-La Asia Ltd.	2,269,232	2,492
	First Pacific Co. Ltd.	3,174,253	2,405
	Xinyi Glass Holdings Ltd.	2,712,685	2,333
^	Sun Art Retail Group Ltd.	3,020,460	2,128
*	Esprit Holdings Ltd.	2,567,690	2,118
^	Kingston Financial Group Ltd.	5,035,258	2,090
	Haitong International Securities Group Ltd.	3,017,736	1,931
	Cathay Pacific Airways Ltd.	1,430,672	1,883
	Champion REIT	3,279,027	1,863
	SJM Holdings Ltd.	2,638,280	1,821
	MGM China Holdings Ltd.	1,091,164	1,800
	Great Eagle Holdings Ltd.	377,425	1,674
	Cafe de Coral Holdings Ltd.	471,108	1,663
*,^	China Minsheng Financial Holding Corp. Ltd.	15,747,907	1,561
^	Xinyi Solar Holdings Ltd.	4,026,966	1,492
	Television Broadcasts Ltd.	409,909	1,484
^	Melco International Development Ltd.	1,136,504	1,482
	Dah Sing Financial Holdings Ltd.	213,384	1,447
	Uni-President China Holdings Ltd.	1,836,788	1,241
	L'Occitane International SA	596,275	1,231
^	Shui On Land Ltd.	4,890,385	1,210
^	Guotai Junan International Holdings Ltd.	3,140,228	1,199
	Brightoil Petroleum Holdings Ltd.	3,984,435	1,146
	Johnson Electric Holdings Ltd.	471,622	1,140
	FIH Mobile Ltd.	3,410,762	1,126
*	HengTen Networks Group Ltd.	16,564,941	1,109
	Kerry Logistics Network Ltd.	810,924	1,077
^	Chow Tai Fook Jewellery Group Ltd.	1,475,192	1,046
^	Shougang Fushan Resources Group Ltd.	4,765,352	1,030
^	China Travel International Investment Hong Kong Ltd.	3,505,542	1,010
	Orient Overseas International Ltd.	266,338	996
*	Huabao International Holdings Ltd.	2,630,129	984
	Dah Sing Banking Group Ltd.	518,444	936
^	United Co. RUSAL plc	2,438,920	865
*	Global Brands Group Holding Ltd.	7,559,150	856
	Lifestyle International Holdings Ltd.	616,563	826
	Shun Tak Holdings Ltd.	2,427,006	818
^	Towngas China Co. Ltd.	1,347,806	758
	Hopewell Highway Infrastructure Ltd.	1,354,415	724
	SA Sa International Holdings Ltd.	1,451,621	664
*,^	China Oceanwide Holdings Ltd.	6,291,799	640
	Texwinca Holdings Ltd.	870,717	610
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,751,886	564
	Kowloon Development Co. Ltd.	487,832	488
*,2	China Jicheng Holdings Ltd.	12,557,134	419
*,^	Macau Legend Development Ltd.	2,022,006	354
*	Lifestyle China Group Ltd.	612,870	172
*,^	Good Resources Holdings Ltd.	3,200,046	165
			679,979
Hungary (0.1%)
	OTP Bank plc	261,112	7,317

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
MOL Hungarian Oil & Gas plc	67,512	4,330
Richter Gedeon Nyrt	195,043	4,187
Magyar Telekom Telecommunications plc	558,550	924
		16,758
India (2.4%)
Housing Development Finance Corp. Ltd.	2,190,889	45,713
Infosys Ltd. ADR	2,430,185	37,085
Tata Consultancy Services Ltd.	653,380	23,473
2 Reliance Industries Ltd. GDR	719,181	22,795
Sun Pharmaceutical Industries Ltd.	1,535,386	17,105
ITC Ltd.	4,018,112	14,636
Hindustan Unilever Ltd.	991,373	12,421
Oil & Natural Gas Corp. Ltd.	2,856,522	12,250
Reliance Industries Ltd.	766,353	12,104
HDFC Bank Ltd. ADR	161,916	11,460
Tata Motors Ltd.	1,405,802	11,320
Axis Bank Ltd.	1,469,434	10,731
Maruti Suzuki India Ltd.	115,039	10,135
ICICI Bank Ltd. ADR	1,189,920	9,864
Bharat Petroleum Corp. Ltd.	921,352	9,248
Coal India Ltd.	1,845,280	8,984
Bharti Airtel Ltd.	1,779,522	8,502
HCL Technologies Ltd.	739,248	8,451
Mahindra & Mahindra Ltd.	419,323	8,241
State Bank of India GDR	214,935	8,182
Indian Oil Corp. Ltd.	1,552,360	7,530
Kotak Mahindra Bank Ltd.	611,381	7,506
Larsen & Toubro Ltd.	310,687	6,896
Lupin Ltd.	306,806	6,841
Hero MotoCorp Ltd.	136,120	6,832
Asian Paints Ltd.	400,318	6,414
NTPC Ltd. (Common)	2,752,974	6,278
Eicher Motors Ltd.	16,928	6,092
Zee Entertainment Enterprises Ltd.	748,232	5,832
IndusInd Bank Ltd.	319,577	5,748
Indiabulls Housing Finance Ltd.	450,368	5,730
UltraTech Cement Ltd.	91,992	5,490
Adani Ports & Special Economic Zone Ltd.	1,148,167	5,284
Yes Bank Ltd.	272,424	5,196
* Vedanta Ltd.	1,696,644	5,167
^ Wipro Ltd. ADR	500,365	4,839
Aurobindo Pharma Ltd.	373,953	4,547
UPL Ltd.	423,827	4,435
Godrej Consumer Products Ltd.	176,225	4,248
Tech Mahindra Ltd.	644,026	4,204
JSW Steel Ltd.	164,964	4,102
Bajaj Auto Ltd.	95,532	4,078
Ambuja Cements Ltd.	1,108,963	4,011
Hindustan Petroleum Corp. Ltd.	564,479	3,949
Cipla Ltd.	450,903	3,887
Power Grid Corp. of India Ltd.	1,443,352	3,804
Bharti Infratel Ltd.	728,457	3,774
Shriram Transport Finance Co. Ltd.	229,829	3,720
* Bajaj Finance Ltd.	222,845	3,579
Bosch Ltd.	10,399	3,414
HDFC Bank Ltd.	178,194	3,359
Nestle India Ltd.	32,014	3,350
ICICI Bank Ltd.	761,509	3,165
Dabur India Ltd.	723,259	3,159
Piramal Enterprises Ltd.	117,630	3,128
Dr Reddy's Laboratories Ltd. ADR	62,396	3,076
Infosys Ltd.	202,326	3,019
LIC Housing Finance Ltd.	344,759	3,012
Shree Cement Ltd.	11,778	2,950

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Tata Motors Ltd. Class A	535,933	2,802
GAIL India Ltd.	427,300	2,773
* United Spirits Ltd.	81,864	2,759
Bajaj Finserv Ltd.	53,672	2,720
Marico Ltd.	632,859	2,673
Glenmark Pharmaceuticals Ltd.	188,863	2,639
Dr Reddy's Laboratories Ltd.	52,453	2,635
Hindalco Industries Ltd.	1,156,143	2,598
Titan Co. Ltd.	432,267	2,419
Idea Cellular Ltd.	1,972,289	2,253
Motherson Sumi Systems Ltd.	447,396	2,223
IDFC Bank Ltd.	1,879,521	2,219
NMDC Ltd.	1,121,454	2,207
Wipro Ltd.	316,738	2,199
Cadila Healthcare Ltd.	346,151	2,193
Divi's Laboratories Ltd.	112,427	2,155
Cairn India Ltd.	638,135	2,151
Siemens Ltd.	119,960	2,127
Ashok Leyland Ltd.	1,554,269	2,102
Mahindra & Mahindra Financial Services Ltd.	383,170	2,077
Havells India Ltd.	336,987	2,055
Britannia Industries Ltd.	40,760	2,022
Tata Steel Ltd.	329,187	2,004
Rural Electrification Corp. Ltd.	975,378	1,971
Pidilite Industries Ltd.	173,837	1,872
Bharat Forge Ltd.	131,897	1,749
Bharat Heavy Electricals Ltd.	825,386	1,719
Power Finance Corp. Ltd.	903,052	1,681
Bharat Electronics Ltd.	82,447	1,607
Tata Power Co. Ltd.	1,350,354	1,584
Petronet LNG Ltd.	259,689	1,514
* Bank of Baroda	645,795	1,514
Reliance Infrastructure Ltd.	179,596	1,462
NHPC Ltd.	3,634,047	1,459
ACC Ltd.	64,209	1,459
Rajesh Exports Ltd.	198,982	1,426
Oracle Financial Services Software Ltd.	29,745	1,424
Reliance Capital Ltd.	177,462	1,382
Emami Ltd.	73,907	1,343
DLF Ltd.	584,010	1,319
United Breweries Ltd.	99,067	1,290
Hindustan Zinc Ltd.	339,512	1,289
Colgate-Palmolive India Ltd.	87,578	1,277
GlaxoSmithKline Consumer Healthcare Ltd.	13,913	1,267
Bajaj Holdings & Investment Ltd.	35,960	1,174
Torrent Pharmaceuticals Ltd.	55,122	1,169
Cummins India Ltd.	89,094	1,135
ABB India Ltd.	68,401	1,116
Castrol India Ltd.	158,779	1,090
* Steel Authority of India Ltd.	1,327,539	1,037
Oil India Ltd.	161,291	1,003
* Reliance Communications Ltd.	1,428,009	1,001
Tata Communications Ltd.	98,559	938
Sun TV Network Ltd.	111,329	912
Aditya Birla Nuvo Ltd.	42,667	881
Mphasis Ltd.	112,858	866
Exide Industries Ltd.	290,642	854
2 InterGlobe Aviation Ltd.	54,224	755
* Punjab National Bank	348,421	753
* Canara Bank	150,093	707
* Crompton Greaves Ltd.	556,042	639
* Jindal Steel & Power Ltd.	538,915	609
Godrej Industries Ltd.	92,551	606
* IDFC Ltd.	575,126	603

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* GMR Infrastructure Ltd.	2,915,787	599
* IDBI Bank Ltd.	537,300	593
* Wockhardt Ltd.	45,282	590
Reliance Power Ltd.	785,614	554
JSW Energy Ltd.	558,364	547
GlaxoSmithKline Pharmaceuticals Ltd.	11,594	505
* Bank of India	292,416	504
* Adani Power Ltd.	1,222,627	501
Great Eastern Shipping Co. Ltd.	75,528	422
Union Bank of India	188,519	418
Adani Enterprises Ltd.	404,396	405
* Mangalore Refinery & Petrochemicals Ltd.	276,782	374
Torrent Power Ltd.	143,644	373
* Corp Bank	315,585	197
Oriental Bank of Commerce	72,758	140
		594,528
Indonesia (0.6%)
Telekomunikasi Indonesia Persero Tbk PT	70,179,424	22,659
Bank Central Asia Tbk PT	17,074,199	20,300
Astra International Tbk PT	28,010,488	17,672
Bank Rakyat Indonesia Persero Tbk PT	14,903,563	13,916
Bank Mandiri Persero Tbk PT	12,938,386	11,397
Unilever Indonesia Tbk PT	1,587,130	5,409
Bank Negara Indonesia Persero Tbk PT	10,377,707	4,430
Indofood Sukses Makmur Tbk PT	6,086,005	3,957
Kalbe Farma Tbk PT	27,097,337	3,611
United Tractors Tbk PT	2,086,012	3,451
Gudang Garam Tbk PT	632,786	3,292
Semen Indonesia Persero Tbk PT	4,110,849	3,099
Perusahaan Gas Negara Persero Tbk	14,786,146	2,896
Charoen Pokphand Indonesia Tbk PT	10,146,364	2,871
Indocement Tunggal Prakarsa Tbk PT	1,849,298	2,328
Indofood CBP Sukses Makmur Tbk PT	3,211,284	2,313
Adaro Energy Tbk PT	17,879,063	2,171
Bumi Serpong Damai Tbk PT	10,569,740	1,754
Surya Citra Media Tbk PT	7,783,479	1,581
Tower Bersama Infrastructure Tbk PT	3,160,965	1,447
Bank Danamon Indonesia Tbk PT	4,287,327	1,268
Media Nusantara Citra Tbk PT	7,163,166	1,152
Tambang Batubara Bukit Asam Persero Tbk PT	1,140,531	1,041
Jasa Marga Persero Tbk PT	2,764,383	959
* XL Axiata Tbk PT	4,914,950	829
Astra Agro Lestari Tbk PT	576,325	673
Global Mediacom Tbk PT	9,127,606	594
* Vale Indonesia Tbk PT	2,829,062	590
		137,660
Ireland (0.2%)
Kerry Group plc Class A	200,629	14,561
* Bank of Ireland	38,232,165	8,184
Smurfit Kappa Group plc	323,811	7,109
* Ryanair Holdings plc ADR	78,542	5,898
Glanbia plc	240,232	3,913
* Ryanair Holdings plc	13,600	189
* Irish Bank Resolution Corp. Ltd.	236,607	—
		39,854
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	1,232,618	51,481
Bank Hapoalim BM	1,383,446	7,979
* Bank Leumi Le-Israel BM	1,800,167	6,792
Bezeq The Israeli Telecommunication Corp. Ltd.	2,845,695	5,169
Nice Ltd.	74,800	4,965
Elbit Systems Ltd.	32,792	3,245
Frutarom Industries Ltd.	51,387	2,715

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Israel Discount Bank Ltd. Class A	1,448,068	2,660
	Azrieli Group Ltd.	60,017	2,555
	Israel Chemicals Ltd.	618,564	2,198
	Mizrahi Tefahot Bank Ltd.	159,761	2,081
*	Tower Semiconductor Ltd.	113,448	1,753
	Teva Pharmaceutical Industries Ltd. ADR	36,177	1,546
	Delek Group Ltd.	6,704	1,314
	Gazit-Globe Ltd.	134,113	1,211
	Alony Hetz Properties & Investments Ltd.	131,336	1,129
	Paz Oil Co. Ltd.	6,864	1,072
*	Airport City Ltd.	87,721	953
	Melisron Ltd.	18,150	771
	Strauss Group Ltd.	48,017	756
	First International Bank Of Israel Ltd.	57,398	739
	Amot Investments Ltd.	153,345	640
	Harel Insurance Investments & Financial Services Ltd.	152,538	590
*	Oil Refineries Ltd.	1,420,720	501
	Shikun & Binui Ltd.	273,902	475
*	Israel Corp. Ltd.	3,065	456
*	Delek Energy Systems Ltd.	788	408
	Delek Automotive Systems Ltd.	36,853	315
	Shufersal Ltd.	1	—
			106,469
Italy (1.4%)
	Eni SPA	3,423,531	49,683
	Enel SPA	10,586,919	45,517
	Intesa Sanpaolo SPA (Registered)	16,732,345	38,797
	Assicurazioni Generali SPA	1,748,354	22,584
	UniCredit SPA	7,379,848	18,314
	Snam SPA	3,395,358	17,890
	Atlantia SPA	663,016	16,233
	Luxottica Group SPA	248,462	12,372
*	Telecom Italia SPA (Registered)	13,713,230	11,921
	CNH Industrial NV	1,279,645	9,935
	Terna Rete Elettrica Nazionale SPA	1,981,837	9,701
	Ferrari NV	183,030	9,637
	Fiat Chrysler Automobiles NV	1,216,119	8,915
	Prysmian SPA	287,165	7,141
	EXOR SPA	156,862	6,669
*	Leonardo-Finmeccanica SPA	533,487	6,496
	Telecom Italia SPA (Bearer)	8,440,477	5,991
	Mediobanca SPA	775,061	5,678
	Tenaris SA	379,268	5,364
2	Poste Italiane SPA	633,150	4,215
	Recordati SPA	141,296	3,996
	Davide Campari-Milano SPA	389,336	3,921
	Tenaris SA ADR	137,700	3,883
^	Unione di Banche Italiane SPA	1,215,274	3,353
*	Saipem SPA	7,882,983	3,242
	FinecoBank Banca Fineco SPA	547,645	3,200
	Mediaset SPA	1,051,491	3,007
	UnipolSai SPA	1,504,182	2,875
	Intesa Sanpaolo SPA	1,276,180	2,763
	Banca Mediolanum SPA	354,245	2,449
^	Salvatore Ferragamo SPA	85,550	2,091
	Parmalat SPA	423,063	1,118
	EXOR SPA Rights Exp. 11/09/2016	156,862	—
			348,951
Japan (18.2%)
	Toyota Motor Corp.	3,797,791	220,298
	Mitsubishi UFJ Financial Group Inc.	18,902,259	97,532
	KDDI Corp.	2,578,464	78,368
	SoftBank Group Corp.	1,195,468	75,292
	Honda Motor Co. Ltd.	2,492,379	74,576

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Japan Tobacco Inc.	1,667,467	63,397
Sumitomo Mitsui Financial Group Inc.	1,805,230	62,590
Mizuho Financial Group Inc.	34,772,658	58,549
Sony Corp.	1,745,890	55,027
FANUC Corp.	271,917	49,785
Takeda Pharmaceutical Co. Ltd.	1,075,548	48,104
Keyence Corp.	63,373	46,458
NTT DOCOMO Inc.	1,824,945	45,832
East Japan Railway Co.	519,116	45,697
Seven & i Holdings Co. Ltd.	1,084,119	45,250
Astellas Pharma Inc.	2,956,178	43,875
Shin-Etsu Chemical Co. Ltd.	572,701	43,423
Central Japan Railway Co.	251,649	42,792
Canon Inc.	1,456,888	41,854
Mitsubishi Corp.	1,914,563	41,670
Tokio Marine Holdings Inc.	975,541	38,479
Mitsubishi Electric Corp.	2,746,100	37,152
Murata Manufacturing Co. Ltd.	263,265	36,763
Nintendo Co. Ltd.	150,253	36,220
Kao Corp.	696,879	35,859
Daikin Industries Ltd.	370,871	35,540
Hitachi Ltd.	6,448,956	34,379
Fuji Heavy Industries Ltd.	853,338	33,345
Bridgestone Corp.	892,942	33,328
Mitsui & Co. Ltd.	2,368,033	32,809
Mitsubishi Estate Co. Ltd.	1,643,961	32,673
Nidec Corp.	337,055	32,613
Panasonic Corp.	2,958,870	30,523
Denso Corp.	699,299	30,430
Mitsui Fudosan Co. Ltd.	1,320,046	30,063
Komatsu Ltd.	1,310,811	29,177
ORIX Corp.	1,824,753	28,916
Nissan Motor Co. Ltd.	2,804,539	28,529
Otsuka Holdings Co. Ltd.	588,216	25,744
ITOCHU Corp.	2,001,865	25,281
Kubota Corp.	1,566,087	25,243
Daiwa House Industry Co. Ltd.	899,482	24,688
Fast Retailing Co. Ltd.	70,685	23,814
Nomura Holdings Inc.	4,735,823	23,721
Eisai Co. Ltd.	370,102	23,586
SMC Corp.	81,338	23,578
Dai-ichi Life Holdings Inc.	1,567,511	22,981
Hoya Corp.	548,326	22,878
Daiichi Sankyo Co. Ltd.	918,261	22,065
Nippon Steel & Sumitomo Metal Corp.	1,094,194	21,679
FUJIFILM Holdings Corp.	558,705	21,125
MS&AD Insurance Group Holdings Inc.	708,312	21,028
Kyocera Corp.	432,559	21,018
Suzuki Motor Corp.	569,475	20,305
Shionogi & Co. Ltd.	411,043	20,243
Kirin Holdings Co. Ltd.	1,165,106	20,030
Toray Industries Inc.	2,108,052	19,620
Tokyo Electron Ltd.	216,452	19,525
Secom Co. Ltd.	269,606	19,449
* Toshiba Corp.	5,296,216	19,177
Mitsubishi Heavy Industries Ltd.	4,447,277	19,025
MEIJI Holdings Co. Ltd.	190,044	18,955
Asahi Group Holdings Ltd.	527,486	18,816
Shimano Inc.	109,462	18,716
Recruit Holdings Co. Ltd.	449,687	18,064
Sumitomo Corp.	1,563,345	17,973
Sumitomo Mitsui Trust Holdings Inc.	525,654	17,737
Terumo Corp.	438,737	16,967
Daito Trust Construction Co. Ltd.	101,077	16,938

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Sompo Holdings Inc.	513,867	16,627
Ono Pharmaceutical Co. Ltd.	632,924	16,047
Olympus Corp.	446,719	15,924
Sumitomo Realty & Development Co. Ltd.	602,762	15,844
West Japan Railway Co.	255,671	15,743
Oriental Land Co. Ltd.	269,476	15,741
Asahi Kasei Corp.	1,739,529	15,682
Ajinomoto Co. Inc.	704,480	15,666
Sumitomo Electric Industries Ltd.	1,051,896	15,540
Dentsu Inc.	309,395	15,423
Nitto Denko Corp.	214,754	14,962
Nippon Telegraph & Telephone Corp.	336,285	14,910
Fujitsu Ltd.	2,468,072	14,638
Chubu Electric Power Co. Inc.	988,197	14,548
Shiseido Co. Ltd.	545,855	14,080
Daiwa Securities Group Inc.	2,346,067	14,006
Sysmex Corp.	199,490	13,825
Rakuten Inc.	1,169,139	13,479
Resona Holdings Inc.	3,027,275	13,418
Aeon Co. Ltd.	966,386	13,355
JX Holdings Inc.	3,373,501	13,329
Sekisui House Ltd.	804,661	13,296
Tokyo Gas Co. Ltd.	2,896,831	13,144
Mazda Motor Corp.	787,342	13,057
Unicharm Corp.	543,657	12,928
Nitori Holdings Co. Ltd.	103,143	12,321
Mitsubishi Chemical Holdings Corp.	1,827,612	12,000
Inpex Corp.	1,281,378	11,954
Aisin Seiki Co. Ltd.	270,478	11,881
Makita Corp.	169,362	11,710
Hankyu Hanshin Holdings Inc.	350,388	11,601
Osaka Gas Co. Ltd.	2,761,772	11,487
TDK Corp.	165,954	11,458
Marubeni Corp.	2,164,503	11,374
Japan Exchange Group Inc.	765,485	11,366
Yamato Holdings Co. Ltd.	493,265	11,238
Taisei Corp.	1,485,289	11,132
Omron Corp.	272,825	10,471
Tokyu Corp.	1,389,444	10,402
Toyota Industries Corp.	226,460	10,391
Chugai Pharmaceutical Co. Ltd.	303,864	10,355
T&D Holdings Inc.	854,938	10,339
JFE Holdings Inc.	712,593	10,213
Kintetsu Group Holdings Co. Ltd.	2,503,946	10,107
Sumitomo Chemical Co. Ltd.	2,120,905	10,031
* Kansai Electric Power Co. Inc.	1,017,153	9,724
NEC Corp.	3,609,864	9,653
Isuzu Motors Ltd.	755,431	9,344
Asahi Glass Co. Ltd.	1,333,360	9,325
Obayashi Corp.	939,815	9,053
NTT Data Corp.	174,778	9,019
Odakyu Electric Railway Co. Ltd.	424,232	8,656
Yamaha Motor Co. Ltd.	388,186	8,624
Kajima Corp.	1,269,848	8,563
Sumitomo Metal Mining Co. Ltd.	658,971	8,563
Nippon Paint Holdings Co. Ltd.	250,169	8,506
Dai Nippon Printing Co. Ltd.	838,903	8,414
* Tokyo Electric Power Co. Holdings Inc.	2,165,149	8,389
LIXIL Group Corp.	363,658	8,353
Koito Manufacturing Co. Ltd.	158,428	8,318
Yamaha Corp.	232,035	8,290
Tohoku Electric Power Co. Inc.	663,931	8,134
Bandai Namco Holdings Inc.	271,134	8,122
Sekisui Chemical Co. Ltd.	515,089	8,112

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Santen Pharmaceutical Co. Ltd.	555,502	8,101
Japan Post Holdings Co. Ltd.	627,964	7,993
TOTO Ltd.	199,026	7,951
Seiko Epson Corp.	387,573	7,855
Concordia Financial Group Ltd.	1,687,675	7,825
Kikkoman Corp.	244,348	7,774
Ricoh Co. Ltd.	949,079	7,735
Suntory Beverage & Food Ltd.	175,868	7,690
M3 Inc.	251,732	7,660
^ Nikon Corp.	491,501	7,428
Kuraray Co. Ltd.	486,610	7,377
Toyota Tsusho Corp.	312,414	7,376
Ryohin Keikaku Co. Ltd.	33,204	7,092
FamilyMart UNY Holdings Co. Ltd.	112,758	7,072
Shimizu Corp.	792,196	7,041
NSK Ltd.	631,876	7,024
Yahoo Japan Corp.	1,822,601	6,991
Keikyu Corp.	692,349	6,985
Lawson Inc.	91,435	6,948
Tobu Railway Co. Ltd.	1,400,661	6,877
MISUMI Group Inc.	374,167	6,824
NGK Insulators Ltd.	371,377	6,817
Toppan Printing Co. Ltd.	722,213	6,792
Japan Post Bank Co. Ltd.	573,625	6,760
Nagoya Railroad Co. Ltd.	1,269,008	6,696
Yakult Honsha Co. Ltd.	143,313	6,682
Nissan Chemical Industries Ltd.	196,255	6,654
Hoshizaki Corp.	73,413	6,625
Keio Corp.	797,103	6,597
NH Foods Ltd.	272,935	6,541
Rohm Co. Ltd.	122,654	6,447
Alps Electric Co. Ltd.	261,992	6,285
Shizuoka Bank Ltd.	742,684	6,268
Mitsui Chemicals Inc.	1,272,067	6,264
Don Quijote Holdings Co. Ltd.	162,872	6,191
Taisho Pharmaceutical Holdings Co. Ltd.	63,054	6,151
Mitsubishi Tanabe Pharma Corp.	313,133	6,095
Brother Industries Ltd.	326,747	5,996
Tosoh Corp.	908,532	5,933
Hirose Electric Co. Ltd.	44,892	5,924
Suruga Bank Ltd.	242,390	5,917
Kyushu Electric Power Co. Inc.	646,496	5,874
Yaskawa Electric Corp.	366,494	5,847
Nissin Foods Holdings Co. Ltd.	100,995	5,845
Kawasaki Heavy Industries Ltd.	1,999,009	5,839
Toho Gas Co. Ltd.	629,561	5,838
Electric Power Development Co. Ltd.	249,034	5,799
Kansai Paint Co. Ltd.	269,626	5,794
Tsuruha Holdings Inc.	49,963	5,765
Daicel Corp.	437,185	5,749
Chiba Bank Ltd.	924,453	5,718
Stanley Electric Co. Ltd.	207,176	5,705
Amada Holdings Co. Ltd.	500,557	5,702
Lion Corp.	347,989	5,691
Hamamatsu Photonics KK	187,897	5,685
Trend Micro Inc.	159,719	5,624
Seibu Holdings Inc.	324,739	5,619
Konica Minolta Inc.	626,325	5,610
Kyowa Hakko Kirin Co. Ltd.	359,052	5,478
* IHI Corp.	2,072,877	5,453
Nisshin Seifun Group Inc.	369,624	5,445
NGK Spark Plug Co. Ltd.	273,237	5,422
Shimadzu Corp.	372,402	5,419
Hisamitsu Pharmaceutical Co. Inc.	100,988	5,387

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Aozora Bank Ltd.	1,630,229	5,386
Alfresa Holdings Corp.	251,566	5,317
JGC Corp.	299,793	5,300
Asics Corp.	247,735	5,287
Konami Holdings Corp.	132,531	5,234
Nippon Express Co. Ltd.	1,054,686	5,210
Oji Holdings Corp.	1,222,903	5,171
Toyo Suisan Kaisha Ltd.	127,011	5,146
USS Co. Ltd.	301,996	5,107
Yamada Denki Co. Ltd.	984,763	5,090
Isetan Mitsukoshi Holdings Ltd.	500,357	5,057
Rinnai Corp.	52,022	4,998
Chugoku Electric Power Co. Inc.	426,379	4,989
* Kyushu Railway Co.	168,300	4,959
Mitsubishi Materials Corp.	171,804	4,922
Taiheiyo Cement Corp.	1,710,067	4,897
Nabtesco Corp.	162,291	4,847
Mitsubishi Motors Corp.	871,533	4,838
Toho Co. Ltd.	160,786	4,824
Obic Co. Ltd.	92,411	4,801
Nomura Research Institute Ltd.	137,000	4,752
J Front Retailing Co. Ltd.	345,137	4,751
Yokogawa Electric Corp.	337,748	4,744
DeNA Co. Ltd.	147,407	4,742
Keisei Electric Railway Co. Ltd.	196,682	4,742
Hulic Co. Ltd.	496,747	4,730
Teijin Ltd.	244,710	4,728
Minebea Co. Ltd.	459,927	4,693
JTEKT Corp.	314,902	4,660
Keihan Holdings Co. Ltd.	690,067	4,659
Nippon Yusen KK	2,257,129	4,619
Sojitz Corp.	1,750,660	4,594
Disco Corp.	37,968	4,589
ANA Holdings Inc.	1,625,941	4,567
Kobayashi Pharmaceutical Co. Ltd.	87,100	4,552
^ Casio Computer Co. Ltd.	316,902	4,414
Fukuoka Financial Group Inc.	1,016,494	4,399
Kewpie Corp.	154,869	4,398
Park24 Co. Ltd.	141,856	4,383
Start Today Co. Ltd.	248,937	4,362
Sohgo Security Services Co. Ltd.	94,089	4,285
Iida Group Holdings Co. Ltd.	220,407	4,260
Mabuchi Motor Co. Ltd.	73,208	4,256
Marui Group Co. Ltd.	300,358	4,214
Pigeon Corp.	148,598	4,181
Sumitomo Rubber Industries Ltd.	249,185	4,180
Sumitomo Heavy Industries Ltd.	788,451	4,151
Sega Sammy Holdings Inc.	280,463	4,141
Mitsubishi Gas Chemical Co. Inc.	269,009	4,140
Tokyu Fudosan Holdings Corp.	728,482	4,106
Ezaki Glico Co. Ltd.	72,023	4,094
Hino Motors Ltd.	375,585	4,094
Toyo Seikan Group Holdings Ltd.	220,965	4,076
TonenGeneral Sekiyu KK	412,798	4,065
JSR Corp.	264,861	4,025
Yamazaki Baking Co. Ltd.	179,244	4,019
Hakuhodo DY Holdings Inc.	332,043	3,991
Fuji Electric Co. Ltd.	795,113	3,970
Air Water Inc.	211,818	3,963
CyberAgent Inc.	133,840	3,888
Credit Saison Co. Ltd.	223,453	3,863
Shimamura Co. Ltd.	30,175	3,863
Mitsui OSK Lines Ltd.	1,540,226	3,852
Haseko Corp.	394,092	3,835

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Miraca Holdings Inc.	79,216	3,824
	SCREEN Holdings Co. Ltd.	55,771	3,815
	MediPal Holdings Corp.	223,107	3,812
	Sumitomo Dainippon Pharma Co. Ltd.	218,889	3,791
	Suzuken Co. Ltd.	117,357	3,769
	Hitachi High-Technologies Corp.	90,256	3,764
	Kurita Water Industries Ltd.	158,835	3,759
	Calbee Inc.	102,952	3,735
	Bank of Kyoto Ltd.	507,432	3,721
	Ebara Corp.	125,126	3,715
	Kose Corp.	40,495	3,694
	Square Enix Holdings Co. Ltd.	110,853	3,667
	Tokyo Tatemono Co. Ltd.	288,616	3,666
	Nippon Shinyaku Co. Ltd.	72,034	3,657
	Shinsei Bank Ltd.	2,246,243	3,632
	Sundrug Co. Ltd.	45,698	3,595
	NOK Corp.	158,633	3,575
	Kyushu Financial Group Inc.	532,030	3,538
	Yamaguchi Financial Group Inc.	317,300	3,498
	Nichirei Corp.	159,126	3,480
	DIC Corp.	114,577	3,471
	Sony Financial Holdings Inc.	244,988	3,441
	Hiroshima Bank Ltd.	803,043	3,437
	Nankai Electric Railway Co. Ltd.	756,704	3,436
*,^	Sharp Corp.	1,979,678	3,435
	Temp Holdings Co. Ltd.	202,080	3,427
	Advantest Corp.	239,266	3,420
	Hitachi Metals Ltd.	273,519	3,419
	Otsuka Corp.	71,735	3,413
	Takashimaya Co. Ltd.	417,825	3,408
	Hitachi Chemical Co. Ltd.	145,549	3,402
*	Kobe Steel Ltd.	411,118	3,393
	Nifco Inc.	58,129	3,348
	THK Co. Ltd.	157,424	3,324
	Kaneka Corp.	398,677	3,299
	Chugoku Bank Ltd.	245,663	3,296
	SBI Holdings Inc.	271,591	3,226
	Idemitsu Kosan Co. Ltd.	138,303	3,178
	Nexon Co. Ltd.	185,413	3,156
	Kakaku.com Inc.	187,737	3,154
	Kaken Pharmaceutical Co. Ltd.	49,365	3,109
	Nippon Electric Glass Co. Ltd.	567,929	3,090
	Nippon Shokubai Co. Ltd.	44,526	3,073
	Hitachi Construction Machinery Co. Ltd.	146,632	3,067
	Hachijuni Bank Ltd.	562,458	3,066
	Ube Industries Ltd.	1,482,988	3,060
	Zenkoku Hosho Co. Ltd.	70,154	3,016
^	Japan Airport Terminal Co. Ltd.	78,337	3,007
	Hokuriku Electric Power Co.	263,840	2,997
	Mitsubishi UFJ Lease & Finance Co. Ltd.	618,791	2,996
	Hikari Tsushin Inc.	32,423	2,976
	Azbil Corp.	100,024	2,966
	Gunma Bank Ltd.	618,851	2,955
	Asahi Intecc Co. Ltd.	67,421	2,920
	Sawai Pharmaceutical Co. Ltd.	44,728	2,890
^	Ito En Ltd.	77,620	2,826
	Nomura Real Estate Holdings Inc.	167,112	2,822
	Denka Co. Ltd.	621,797	2,821
	Matsumotokiyoshi Holdings Co. Ltd.	54,574	2,812
	Nihon M&A Center Inc.	86,486	2,807
^	Kawasaki Kisen Kaisha Ltd.	1,132,835	2,803
	Seven Bank Ltd.	910,239	2,798
	Daifuku Co. Ltd.	153,649	2,776
*,^	PeptiDream Inc.	53,430	2,751

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Maruichi Steel Tube Ltd.	85,208	2,747
Sanwa Holdings Corp.	275,807	2,747
COMSYS Holdings Corp.	154,872	2,726
Calsonic Kansei Corp.	216,534	2,714
Kagome Co. Ltd.	103,428	2,712
Sugi Holdings Co. Ltd.	50,516	2,706
Nippon Kayaku Co. Ltd.	233,477	2,690
^ Sumco Corp.	254,972	2,668
AEON Financial Service Co. Ltd.	151,373	2,665
Cosmos Pharmaceutical Corp.	12,221	2,659
Tsumura & Co.	93,291	2,651
^ Coca-Cola West Co. Ltd.	89,182	2,636
Sumitomo Forestry Co. Ltd.	187,057	2,606
Sotetsu Holdings Inc.	532,463	2,598
Hokuhoku Financial Group Inc.	179,630	2,589
Nihon Kohden Corp.	105,050	2,561
TIS Inc.	113,106	2,559
Glory Ltd.	77,418	2,559
Oracle Corp. Japan	46,608	2,537
Kamigumi Co. Ltd.	296,568	2,532
Izumi Co. Ltd.	54,682	2,527
Sankyo Co. Ltd.	71,682	2,525
Horiba Ltd.	52,637	2,517
Benesse Holdings Inc.	96,041	2,516
Mitsubishi Logistics Corp.	185,187	2,507
Furukawa Electric Co. Ltd.	85,026	2,502
Megmilk Snow Brand Co. Ltd.	71,769	2,497
Daiichikosho Co. Ltd.	57,396	2,495
Showa Shell Sekiyu KK	265,799	2,477
Nishi-Nippon Railroad Co. Ltd.	522,067	2,475
Yokohama Rubber Co. Ltd.	141,836	2,463
* Acom Co. Ltd.	534,372	2,459
Sapporo Holdings Ltd.	86,631	2,447
^ Nippon Paper Industries Co. Ltd.	129,244	2,419
Welcia Holdings Co. Ltd.	35,207	2,400
Aeon Mall Co. Ltd.	160,643	2,386
Zensho Holdings Co. Ltd.	126,488	2,362
Aoyama Trading Co. Ltd.	66,900	2,357
Toyoda Gosei Co. Ltd.	102,757	2,355
Dowa Holdings Co. Ltd.	315,255	2,341
Rohto Pharmaceutical Co. Ltd.	133,392	2,340
Iyo Bank Ltd.	380,341	2,338
Showa Denko KK	176,875	2,337
House Foods Group Inc.	104,507	2,333
Citizen Watch Co. Ltd.	414,026	2,327
Ain Holdings Inc.	34,398	2,322
Miura Co. Ltd.	134,418	2,319
GS Yuasa Corp.	536,913	2,319
Takara Holdings Inc.	243,162	2,303
Relo Group Inc.	13,878	2,298
Seino Holdings Co. Ltd.	205,502	2,277
NTN Corp.	600,141	2,272
Fujikura Ltd.	386,096	2,269
Coca-Cola East Japan Co. Ltd.	102,374	2,256
NHK Spring Co. Ltd.	237,148	2,245
Tokyo Century Corp.	63,283	2,230
Toyo Tire & Rubber Co. Ltd.	143,287	2,222
Kinden Corp.	184,398	2,221
Pola Orbis Holdings Inc.	26,678	2,220
77 Bank Ltd.	489,528	2,211
SCSK Corp.	58,991	2,201
Leopalace21 Corp.	336,738	2,189
Toyota Boshoku Corp.	86,725	2,186
Pilot Corp.	48,870	2,185

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Itoham Yonekyu Holdings Inc.	228,590	2,180
*	Nishi-Nippon Financial Holdings Inc.	217,276	2,163
^	OSG Corp.	100,926	2,150
	Taiyo Nippon Sanso Corp.	203,174	2,136
	Topcon Corp.	142,846	2,132
	Sumitomo Osaka Cement Co. Ltd.	513,206	2,126
	Ibiden Co. Ltd.	145,472	2,112
	ABC-Mart Inc.	34,286	2,086
	Toyobo Co. Ltd.	1,268,247	2,076
*,^	LINE Corp.	50,569	2,070
	Nipro Corp.	166,502	2,056
	Daido Steel Co. Ltd.	481,485	2,044
	Nagase & Co. Ltd.	158,469	2,027
^	Shikoku Electric Power Co. Inc.	211,153	1,986
	K's Holdings Corp.	113,511	1,964
^	Japan Post Insurance Co. Ltd.	93,462	1,959
^	MonotaRO Co. Ltd.	80,282	1,953
	Daishi Bank Ltd.	453,196	1,949
	Ushio Inc.	161,380	1,947
	TS Tech Co. Ltd.	72,538	1,945
	Wacoal Holdings Corp.	168,448	1,943
	Chiyoda Corp.	215,803	1,882
	Hokkaido Electric Power Co. Inc.	246,126	1,872
	Resorttrust Inc.	93,626	1,871
	Skylark Co. Ltd.	133,022	1,871
	Zeon Corp.	200,960	1,836
	H2O Retailing Corp.	123,502	1,834
	Japan Steel Works Ltd.	85,150	1,829
	Bic Camera Inc.	212,152	1,826
	Shochiku Co. Ltd.	161,340	1,807
	Tadano Ltd.	160,224	1,799
	Nisshinbo Holdings Inc.	180,466	1,797
	Rengo Co. Ltd.	286,488	1,797
	Shiga Bank Ltd.	343,951	1,784
	Capcom Co. Ltd.	68,523	1,770
	FP Corp.	32,723	1,763
	Shimachu Co. Ltd.	65,291	1,752
	Fujitsu General Ltd.	76,330	1,752
	OKUMA Corp.	208,863	1,748
	Japan Airlines Co. Ltd.	59,138	1,745
	Awa Bank Ltd.	264,274	1,738
	Toda Corp.	319,208	1,730
	Senshu Ikeda Holdings Inc.	377,548	1,718
	Heiwa Corp.	71,315	1,675
	Nisshin Steel Co. Ltd.	125,886	1,675
	Yamato Kogyo Co. Ltd.	58,199	1,639
	Itochu Techno-Solutions Corp.	66,042	1,629
	Taiyo Yuden Co. Ltd.	151,663	1,620
	Kyudenko Corp.	49,861	1,606
	Tokai Tokyo Financial Holdings Inc.	310,828	1,577
^	Sanrio Co. Ltd.	82,250	1,541
	San-In Godo Bank Ltd.	210,815	1,517
	Lintec Corp.	69,499	1,514
	North Pacific Bank Ltd.	404,068	1,507
	DMG Mori Co. Ltd.	140,434	1,489
	Juroku Bank Ltd.	489,713	1,477
	Jafco Co. Ltd.	43,963	1,460
*,^	Orient Corp.	778,387	1,450
	Maeda Road Construction Co. Ltd.	78,197	1,447
	Mochida Pharmaceutical Co. Ltd.	18,022	1,412
	KYORIN Holdings Inc.	62,570	1,398
	Autobacs Seven Co. Ltd.	98,295	1,398
	Kandenko Co. Ltd.	140,828	1,388
	Keiyo Bank Ltd.	330,084	1,388

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Mitsui Engineering & Shipbuilding Co. Ltd.	996,373	1,384
	NTT Urban Development Corp.	150,037	1,379
	Nippo Corp.	71,459	1,378
^	HIS Co. Ltd.	50,188	1,370
	Ariake Japan Co. Ltd.	24,485	1,368
^	GungHo Online Entertainment Inc.	533,857	1,351
	Hitachi Capital Corp.	58,899	1,314
	Hitachi Transport System Ltd.	63,098	1,301
	Koei Tecmo Holdings Co. Ltd.	66,317	1,269
	Tokai Rika Co. Ltd.	66,679	1,250
^	Fukuyama Transporting Co. Ltd.	218,084	1,242
^	ASKUL Corp.	29,869	1,230
	Ichigo Inc.	282,516	1,225
*,^	Aiful Corp.	392,479	1,194
	Canon Marketing Japan Inc.	67,456	1,165
	Exedy Corp.	40,616	1,160
	Kissei Pharmaceutical Co. Ltd.	44,328	1,159
	Cosmo Energy Holdings Co. Ltd.	88,443	1,156
^	Matsui Securities Co. Ltd.	143,360	1,147
	Kusuri No Aoki Co. Ltd.	21,412	1,093
^	Japan Aviation Electronics Industry Ltd.	75,747	1,085
	Nissan Shatai Co. Ltd.	101,647	1,049
^	GMO Payment Gateway Inc.	22,403	1,029
	Adastria Co. Ltd.	38,363	1,004
^	Japan Display Inc.	478,000	941
	Komeri Co. Ltd.	38,421	938
	Japan Petroleum Exploration Co. Ltd.	41,958	918
^	COLOPL Inc.	62,246	895
	NS Solutions Corp.	46,521	887
	Daikyo Inc.	398,940	856
	SKY Perfect JSAT Holdings Inc.	169,972	842
	PanaHome Corp.	100,456	747
	Tokyo Broadcasting System Holdings Inc.	46,579	732
	Gree Inc.	127,557	707
	Mitsubishi Shokuhin Co. Ltd.	21,308	699
	TV Asahi Holdings Corp.	31,741	595
^	COOKPAD Inc.	59,359	564
	Toppan Forms Co. Ltd.	53,573	533
	OBIC Business Consultants Co. Ltd.	9,842	461
	Sumitomo Real Estate Sales Co. Ltd.	19,014	430
*,^	Aplus Financial Co. Ltd.	99,286	100
			4,506,855
Malaysia (0.7%)
	Public Bank Bhd. (Local)	4,323,800	20,466
	Tenaga Nasional Bhd.	4,904,700	16,759
	Malayan Banking Bhd.	7,624,274	14,355
	CIMB Group Holdings Bhd.	7,771,650	9,310
	Sime Darby Bhd.	4,576,997	8,938
	Axiata Group Bhd.	6,332,024	7,424
	Petronas Chemicals Group Bhd.	4,006,568	6,684
	DiGi.Com Bhd.	5,198,666	6,235
	IHH Healthcare Bhd.	3,904,800	5,955
	Petronas Gas Bhd.	1,107,450	5,799
	Genting Bhd.	3,083,600	5,762
	Maxis Bhd.	3,612,000	5,131
	IOI Corp. Bhd.	4,668,965	5,004
	Genting Malaysia Bhd.	3,974,000	4,510
	Kuala Lumpur Kepong Bhd.	743,400	4,244
	MISC Bhd.	2,068,323	3,707
	Gamuda Bhd.	2,946,400	3,451
	IJM Corp. Bhd.	4,361,540	3,432
	PPB Group Bhd.	818,900	3,146
	Hong Leong Bank Bhd.	870,800	2,763
	YTL Corp. Bhd.	7,113,353	2,697

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
AMMB Holdings Bhd.	2,683,600	2,687
Telekom Malaysia Bhd.	1,568,400	2,444
British American Tobacco Malaysia Bhd.	200,400	2,366
Petronas Dagangan Bhd.	420,300	2,340
* SapuraKencana Petroleum Bhd.	5,888,796	2,264
Malaysia Airports Holdings Bhd.	1,270,500	2,006
2 Astro Malaysia Holdings Bhd.	2,853,668	1,939
RHB Bank Bhd. (XKLS)	1,548,758	1,783
HAP Seng Consolidated Bhd.	905,500	1,682
Westports Holdings Bhd.	1,489,596	1,566
YTL Power International Bhd.	4,148,747	1,513
IOI Properties Group Bhd.	2,504,954	1,460
Alliance Financial Group Bhd.	1,522,300	1,448
UMW Holdings Bhd.	940,200	1,332
Felda Global Ventures Holdings Bhd.	2,588,300	1,240
Hong Leong Financial Group Bhd.	322,335	1,208
Lafarge Malaysia Bhd.	624,310	1,205
KLCCP Stapled Group	603,000	1,147
AirAsia Bhd.	1,657,700	1,095
Berjaya Sports Toto Bhd.	1,103,577	839
Bumi Armada Bhd.	4,390,500	736
MMC Corp. Bhd.	1,136,100	648
UEM Sunrise Bhd.	2,081,400	555
* Gamuda Bhd. Warrants Exp. 03/06/2021	491,066	152
* RHB Captial BHD	1,187,500	14
		181,441
Malta (0.0%)
* BGP Holdings PLC	3,738,510	—

Mexico (0.9%)
Fomento Economico Mexicano SAB de CV	3,006,312	28,837
America Movil SAB de CV	41,048,183	27,190
Grupo Financiero Banorte SAB de CV	3,152,993	18,568
Grupo Televisa SAB	3,447,942	16,965
Wal-Mart de Mexico SAB de CV	7,790,961	16,484
Grupo Mexico SAB de CV Class B	5,409,536	13,328
* Cemex SAB de CV ADR	1,159,518	10,065
Fibra Uno Administracion SA de CV	3,734,509	7,127
Grupo Bimbo SAB de CV Class A	2,623,220	7,066
* Cemex SAB de CV	7,819,213	6,768
Alfa SAB de CV Class A	3,904,335	5,920
Grupo Aeroportuario del Sureste SAB de CV Class B	312,267	4,967
Grupo Financiero Inbursa SAB de CV	2,871,647	4,660
Grupo Aeroportuario del Pacifico SAB de CV Class B	473,663	4,578
Industrias Penoles SAB de CV	176,790	4,287
Coca-Cola Femsa SAB de CV	569,046	4,275
Grupo Financiero Santander Mexico SAB de CV Class B	2,072,513	3,751
Mexichem SAB de CV	1,567,934	3,750
Gruma SAB de CV Class B	231,795	3,216
Promotora y Operadora de Infraestructura SAB de CV	274,514	3,069
Gentera SAB de CV	1,548,862	3,057
Grupo Carso SAB de CV	660,605	2,883
El Puerto de Liverpool SAB de CV	274,197	2,874
Alsea SAB de CV	728,110	2,717
Kimberly-Clark de Mexico SAB de CV Class A	1,197,551	2,582
Arca Continental SAB de CV	399,173	2,484
Infraestructura Energetica Nova SAB de CV	528,140	2,338
Banregio Grupo Financiero SAB de CV	305,201	2,000
Grupo Aeroportuario del Centro Norte SAB de CV Class B	284,276	1,654
Megacable Holdings SAB de CV	421,729	1,533
* Controladora Vuela Cia de Aviacion SAB de CV Class A	783,410	1,496
* OHL Mexico SAB de CV	1,023,111	1,205
* Grupo Aeromexico SAB de CV	604,492	1,194
Grupo Lala SAB de CV	634,123	1,181

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Telesites SAB de CV	1,871,416	1,081
	Industrias Bachoco SAB de CV Class B	235,291	1,042
*	Organizacion Soriana SAB de CV Class B	365,787	1,000
	Grupo Comercial Chedraui SA de CV	427,555	954
*	Industrias CH SAB de CV Class B	194,845	922
2	Nemak SAB de CV	751,299	780
	Promotora y Operadora de Infraestructura SAB de CV Class L	73,691	694
	Grupo Elektra SAB DE CV	49,600	692
	Alpek SAB de CV	456,567	680
	Concentradora Fibra Danhos SA de CV	334,073	612
*	Minera Frisco SAB de CV	772,858	601
	Grupo Financiero Interacciones SA de CV	103,655	507
			233,634
Netherlands (2.1%)
	Unilever NV	2,163,079	90,473
	ING Groep NV	5,367,265	70,456
	ASML Holding NV	446,117	47,197
*	Koninklijke Ahold Delhaize NV	1,757,563	40,094
	Koninklijke Philips NV	1,269,043	38,239
	Unibail-Rodamco SE	136,914	32,499
	Heineken NV	301,247	24,813
	Akzo Nobel NV	344,753	22,275
	RELX NV (XAMS)	1,258,851	21,227
*	ArcelorMittal	2,545,458	17,200
	Wolters Kluwer NV	405,232	15,670
	Koninklijke DSM NV	242,804	15,606
	Koninklijke KPN NV	4,313,938	14,067
	NN Group NV	450,145	13,560
	Aegon NV	2,664,285	11,526
	Heineken Holding NV	135,448	10,422
*	Altice NV Class A	521,742	9,623
	Randstad Holding NV	153,257	7,882
2	ABN AMRO Group NV	301,477	6,958
	Gemalto NV	112,786	6,128
	Koninklijke Vopak NV	91,532	4,620
	Boskalis Westminster	112,509	3,629
*	Altice NV Class B	166,740	3,104
2	GrandVision NV	69,515	1,592
*,^	OCI NV	112,572	1,563
			530,423
New Zealand (0.2%)
	Fletcher Building Ltd.	955,751	7,080
	Spark New Zealand Ltd.	2,535,018	6,630
	Auckland International Airport Ltd.	1,233,283	5,808
	Fisher & Paykel Healthcare Corp. Ltd.	790,208	5,003
	Ryman Healthcare Ltd.	570,514	3,621
	Contact Energy Ltd.	982,098	3,340
	Meridian Energy Ltd.	1,685,891	3,099
	SKYCITY Entertainment Group Ltd.	910,753	2,539
	Mercury NZ Ltd.	936,283	2,044
	Kiwi Property Group Ltd.	1,826,056	1,915
	SKY Network Television Ltd.	540,395	1,784
*	Xero Ltd.	125,806	1,596
	Air New Zealand Ltd.	712,756	983
	Vector Ltd.	353,076	804
	Warehouse Group Ltd.	198,746	426
			46,672
Norway (0.4%)
^	Statoil ASA	1,331,822	21,743
	DNB ASA	1,343,150	19,418
^	Telenor ASA	962,394	15,307
	Orkla ASA	1,082,318	10,220
	Marine Harvest ASA	517,819	9,397

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Yara International ASA	245,897	8,686
	Norsk Hydro ASA	1,857,206	8,303
	Gjensidige Forsikring ASA	235,664	4,222
	Schibsted ASA Class B	121,482	2,737
	Schibsted ASA Class A	111,247	2,666
			102,699
Other (0.3%)[3]
4	Vanguard FTSE Emerging Markets ETF	1,921,981	72,555

Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	894,300	1,196
	Pakistan Petroleum Ltd.	566,800	801
	National Bank of Pakistan	700,000	480
	Fauji Fertilizer Co. Ltd.	327,700	324
			2,801
Peru (0.1%)
	Credicorp Ltd.	64,722	9,618
*	Cia de Minas Buenaventura SAA ADR	292,341	3,885
	Credicorp Ltd. (New York Shares)	7,391	1,099
			14,602
Philippines (0.3%)
	SM Investments Corp.	662,089	9,178
	SM Prime Holdings Inc.	12,872,437	7,148
	JG Summit Holdings Inc.	4,266,249	6,684
	Ayala Corp.	338,228	5,831
	Aboitiz Equity Ventures Inc.	3,061,894	4,929
	BDO Unibank Inc.	2,007,681	4,676
	Bank of the Philippine Islands	2,198,492	4,588
	Universal Robina Corp.	1,213,719	4,561
	Ayala Land Inc.	5,365,157	4,013
	Jollibee Foods Corp.	602,715	2,960
	Metropolitan Bank & Trust Co.	1,743,215	2,928
	Manila Electric Co.	425,371	2,426
*	PLDT Inc.	76,547	2,416
	Aboitiz Power Corp.	2,265,332	2,146
	Alliance Global Group Inc.	5,660,999	1,666
	GT Capital Holdings Inc.	58,181	1,572
	DMCI Holdings Inc.	5,700,996	1,470
	Megaworld Corp.	16,244,706	1,346
	International Container Terminal Services Inc.	726,084	1,166
	Energy Development Corp.	9,468,077	1,153
	LT Group Inc.	3,826,241	1,141
	Semirara Mining & Power Corp. Class A	428,001	1,113
	Petron Corp.	3,408,073	728
	Globe Telecom Inc.	19,444	715
*	Bloomberry Resorts Corp.	4,333,150	529
	Emperador Inc.	362,077	54
			77,137
Poland (0.3%)
	Polski Koncern Naftowy ORLEN SA	444,110	8,799
	Powszechna Kasa Oszczednosci Bank Polski SA	1,196,332	8,381
	Bank Pekao SA	217,997	6,728
	Powszechny Zaklad Ubezpieczen SA	781,503	5,426
	KGHM Polska Miedz SA	193,114	3,505
	Bank Zachodni WBK SA	39,980	3,230
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,433,599	3,116
^	LPP SA	1,807	2,714
	PGE Polska Grupa Energetyczna SA	1,007,318	2,639
*	Cyfrowy Polsat SA	306,949	1,897
	CCC SA	35,307	1,792
*	mBank SA	17,423	1,573
*	Alior Bank SA	121,029	1,457
	Asseco Poland SA	102,196	1,366
	Orange Polska SA	936,861	1,338

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,^	Bank Millennium SA	872,749	1,284
*	Grupa Lotos SA	124,933	1,083
	Eurocash SA	105,159	1,065
	Grupa Azoty SA	63,106	1,005
*	Tauron Polska Energia SA	1,461,903	988
	Bank Handlowy w Warszawie SA	48,064	952
	Energa SA	432,895	888
*,^	Synthos SA	682,066	826
*,^	Enea SA	315,732	809
	Budimex SA	13,769	714
	Ciech SA	33,968	554
			64,129
Portugal (0.1%)
	Galp Energia SGPS SA	716,258	9,711
	EDP - Energias de Portugal SA	2,674,091	8,839
	Jeronimo Martins SGPS SA	340,359	5,848
	EDP Renovaveis SA	286,411	2,164
*	Banco Espirito Santo SA	3,873,216	8
			26,570
Qatar (0.1%)
	Qatar National Bank SAQ	145,369	6,381
	Industries Qatar QSC	117,176	3,277
	Masraf Al Rayan QSC	267,269	2,537
	Ooredoo QSC	75,420	2,007
*	Qatar Insurance Co. SAQ	82,359	1,982
	Qatar Gas Transport Co. Ltd.	187,996	1,166
	Qatar Islamic Bank SAQ	40,908	1,149
	Qatar Electricity & Water Co. QSC	19,044	1,098
	Commercial Bank QSC	111,544	1,092
*	Doha Bank QSC	88,214	881
*	Vodafone Qatar QSC	230,764	665
	United Development Co. QSC	120,151	658
*	Aamal Co.	175,273	654
	Barwa Real Estate Co.	67,667	593
*	Qatar Navigation QSC	20,285	524
*	Ezdan Holding Group QSC	110,212	474
*	Qatar International Islamic Bank QSC	26,206	453
*	Qatari Investors Group QSC	21,524	342
*	Gulf International Services QSC	32,174	269
*	Al Meera Consumer Goods Co. QSC	3,463	177
			26,379
Russia (0.9%)
	Lukoil PJSC ADR	634,142	30,846
	Sberbank of Russia PJSC	11,548,196	26,880
	Gazprom PJSC ADR	6,134,368	26,451
	NOVATEK OAO	1,562,866	16,295
	Magnit PJSC GDR	387,041	15,349
	Tatneft PJSC ADR	330,248	11,023
	MMC Norilsk Nickel PJSC ADR	660,376	9,961
	Rosneft PJSC GDR	1,618,349	8,801
	Sberbank of Russia PJSC ADR	863,188	8,175
	Gazprom PJSC	3,041,605	6,665
	AK Transneft OAO Preference Shares	2,181	5,223
	Alrosa PJSC	3,520,300	4,924
	Surgutneftegas OAO Preference Shares	10,717,000	4,859
	Surgutneftegas OJSC ADR	991,341	4,252
	VTB Bank PJSC GDR	1,835,171	3,836
	VTB Bank PJSC	3,436,898,867	3,676
	Mobile TeleSystems PJSC	1,032,110	3,641
	Moscow Exchange MICEX-RTS PJSC	1,881,354	3,466
	Severstal PJSC GDR	234,124	3,301
	Novolipetsk Steel PJSC	1,276,873	2,067
	RusHydro PJSC	137,006,634	1,720

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Bashneft PJSC	30,286	1,588
	Sistema PJSC FC GDR	191,390	1,430
	PhosAgro PJSC GDR	110,160	1,366
	Mobile TeleSystems PJSC ADR	176,255	1,359
	Inter RAO UES PJSC	24,257,300	1,301
*	Aeroflot PJSC	617,914	1,266
	MegaFon PJSC GDR	125,661	1,197
	Magnitogorsk Iron & Steel OJSC	2,059,448	1,035
*	Uralkali PJSC	360,666	944
	Federal Grid Co. Unified Energy System JSC	335,366,667	905
	Rostelecom PJSC ADR	120,788	898
	Rostelecom PJSC	682,908	852
	E.ON Russia JSC	18,049,100	830
	LSR Group PJSC GDR	262,910	743
	Tatneft PAO Preference Shares	197,090	631
	Bashneft PAO Preference Shares	26,876	627
	Rosseti PJSC	33,612,627	518
	Acron JSC	8,035	380
			219,281
Singapore (0.9%)
	Singapore Telecommunications Ltd.	10,175,446	28,358
	Oversea-Chinese Banking Corp. Ltd.	4,596,211	28,001
	DBS Group Holdings Ltd.	2,478,148	26,711
	United Overseas Bank Ltd.	1,666,150	22,477
	CapitaLand Ltd.	3,519,041	7,805
	Keppel Corp. Ltd.	1,978,879	7,484
	Wilmar International Ltd.	2,902,707	6,891
^	Singapore Press Holdings Ltd.	2,227,257	5,952
	Singapore Exchange Ltd.	1,138,158	5,799
	CapitaLand Mall Trust	3,666,951	5,464
	Ascendas REIT	3,138,256	5,348
	Global Logistic Properties Ltd.	4,127,868	5,253
	ComfortDelGro Corp. Ltd.	2,818,649	5,139
	Singapore Airlines Ltd.	703,124	5,117
	City Developments Ltd.	826,261	5,031
	Singapore Technologies Engineering Ltd.	2,154,622	4,844
	Jardine Cycle & Carriage Ltd.	152,439	4,616
	Genting Singapore plc	8,362,164	4,475
	Suntec REIT	3,371,472	4,072
	CapitaLand Commercial Trust	2,747,429	3,109
	Hutchison Port Holdings Trust	6,978,508	3,100
	SATS Ltd.	862,615	3,001
	UOL Group Ltd.	660,467	2,686
	Golden Agri-Resources Ltd.	8,852,401	2,444
	Venture Corp. Ltd.	343,451	2,346
^	Singapore Post Ltd.	2,036,464	2,340
	Sembcorp Industries Ltd.	1,232,691	2,232
	StarHub Ltd.	812,337	1,972
	Yangzijiang Shipbuilding Holdings Ltd.	2,878,845	1,539
*,^	Noble Group Ltd.	12,660,689	1,505
^	Olam International Ltd.	746,187	1,153
^	Sembcorp Marine Ltd.	1,200,177	1,113
	Yanlord Land Group Ltd.	954,500	950
^	SIA Engineering Co. Ltd.	327,809	870
	Wing Tai Holdings Ltd.	547,240	667
^	M1 Ltd.	394,943	579
			220,443
South Africa (1.7%)
	Naspers Ltd.	596,325	99,873
	Sasol Ltd.	766,701	21,172
	MTN Group Ltd.	2,434,108	21,024
*	Steinhoff International Holdings NV (XJSE)	3,407,498	18,382
	Standard Bank Group Ltd.	1,671,629	17,745
	FirstRand Ltd.	4,214,415	15,112

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Remgro Ltd.	739,228	12,273
	Sanlam Ltd.	2,444,240	11,839
	Aspen Pharmacare Holdings Ltd.	500,550	10,904
	Shoprite Holdings Ltd.	605,746	8,939
	Bid Corp. Ltd.	468,368	8,225
*	AngloGold Ashanti Ltd.	564,925	7,692
	Woolworths Holdings Ltd.	1,315,871	7,621
	Vodacom Group Ltd.	703,660	7,592
	Growthpoint Properties Ltd.	3,719,568	6,936
	Barclays Africa Group Ltd.	589,734	6,844
	Tiger Brands Ltd.	224,358	6,389
	Bidvest Group Ltd.	471,430	5,857
	Redefine Properties Ltd.	6,373,699	5,454
	Netcare Ltd.	2,005,522	5,150
	Nedbank Group Ltd.	296,496	4,853
	Gold Fields Ltd.	1,152,577	4,754
*	Sappi Ltd.	743,708	4,138
	RMB Holdings Ltd.	920,251	4,054
	New Europe Property Investments plc	311,027	3,833
	Discovery Ltd.	440,725	3,767
	Life Healthcare Group Holdings Ltd.	1,387,620	3,707
	Mr Price Group Ltd.	323,834	3,689
	Capitec Bank Holdings Ltd.	72,075	3,659
	SPAR Group Ltd.	256,037	3,630
*	Impala Platinum Holdings Ltd.	825,661	3,336
	Truworths International Ltd.	613,389	3,254
	Mondi Ltd.	165,855	3,240
	AVI Ltd.	454,381	3,192
	Clicks Group Ltd.	338,618	3,159
	Resilient REIT Ltd.	372,531	3,082
	Hyprop Investments Ltd.	345,050	3,062
	Brait SE	459,604	3,050
	Imperial Holdings Ltd.	238,668	3,015
	Foschini Group Ltd.	285,030	2,930
	Sibanye Gold Ltd.	1,000,205	2,782
	Pioneer Foods Group Ltd.	201,484	2,427
	MMI Holdings Ltd.	1,444,548	2,420
	Pick n Pay Stores Ltd.	484,413	2,373
	Fortress Income Fund Ltd. Class B	974,724	2,316
	Investec Ltd.	368,435	2,269
	PSG Group Ltd.	140,287	2,190
	Telkom SA SOC Ltd.	440,576	2,031
*	Anglo American Platinum Ltd.	83,529	1,975
	Coronation Fund Managers Ltd.	364,991	1,964
*,^	EOH Holdings Ltd.	165,253	1,960
	Fortress Income Fund Ltd. Class A	1,491,164	1,804
*	Northam Platinum Ltd.	480,049	1,749
	Barloworld Ltd.	265,565	1,715
	Tsogo Sun Holdings Ltd.	711,841	1,619
	Harmony Gold Mining Co. Ltd.	513,914	1,595
	Liberty Holdings Ltd.	164,126	1,413
	Tongaat Hulett Ltd.	156,044	1,410
*	Super Group Ltd.	471,626	1,392
	JSE Ltd.	116,870	1,362
	Exxaro Resources Ltd.	180,526	1,331
	Massmart Holdings Ltd.	147,831	1,280
	AECI Ltd.	159,124	1,202
	Nampak Ltd.	792,613	1,105
*	Attacq Ltd.	861,776	1,096
	Reunert Ltd.	234,794	1,073
	Omnia Holdings Ltd.	87,708	1,062
	KAP Industrial Holdings Ltd.	1,824,459	1,049
	Santam Ltd.	56,798	1,020
	African Rainbow Minerals Ltd.	131,374	952

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Sun International Ltd.	139,770	863
*,^	Kumba Iron Ore Ltd.	79,219	807
	Distell Group Ltd.	61,928	760
	Steinhoff International Holdings NV (XETR)	134,010	714
*	Curro Holdings Ltd.	180,836	665
	Assore Ltd.	45,657	616
	Grindrod Ltd.	684,106	564
	Oceana Group Ltd.	55,022	469
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	1
	PPC Ltd.	27	—
*	African Bank Investments Ltd.	1,597,662	—
			431,822
South Korea (3.3%)
	Samsung Electronics Co. Ltd. GDR	207,312	145,846
	Samsung Electronics Co. Ltd.	36,975	52,886
	Samsung Electronics Co. Ltd. Preference Shares	24,223	27,851
	NAVER Corp.	36,851	27,571
	SK Hynix Inc.	736,609	26,346
	Hyundai Motor Co.	201,583	24,611
	Hyundai Mobis Co. Ltd.	90,866	21,672
	Shinhan Financial Group Co. Ltd. ADR	529,770	20,470
	POSCO ADR	375,570	19,511
	Samsung C&T Corp.	124,520	17,552
	KB Financial Group Inc. ADR	427,272	15,801
	KT&G Corp.	153,529	15,143
	Amorepacific Corp.	43,723	13,698
	LG Chem Ltd.	60,579	13,011
	Kia Motors Corp.	358,196	12,719
	Korea Electric Power Corp. ADR	574,341	12,526
	Hana Financial Group Inc.	409,967	11,726
	Samsung Fire & Marine Insurance Co. Ltd.	45,234	11,508
	SK Innovation Co. Ltd.	84,524	11,126
	Samsung Life Insurance Co. Ltd.	101,973	9,840
*,^	Celltrion Inc.	100,566	9,317
	SK Holdings Co. Ltd.	46,391	9,050
	LG Household & Health Care Ltd.	12,183	8,715
*	Hyundai Heavy Industries Co. Ltd.	64,748	8,211
	LG Display Co. Ltd.	312,214	7,465
	LG Corp.	124,277	6,646
	Samsung SDI Co. Ltd.	76,530	6,299
	LG Electronics Inc.	150,255	6,264
	Samsung SDS Co. Ltd.	45,195	6,095
	Coway Co. Ltd.	75,159	5,879
	KB Financial Group Inc.	149,364	5,529
	NCSoft Corp.	23,830	5,505
	Korea Zinc Co. Ltd.	13,769	5,467
	Lotte Chemical Corp.	20,427	5,132
	AMOREPACIFIC Group	39,279	5,071
	Hankook Tire Co. Ltd.	104,458	5,016
	Kangwon Land Inc.	151,015	5,005
	Korea Aerospace Industries Ltd.	83,566	4,720
	Woori Bank	418,617	4,562
	Hyundai Steel Co.	104,433	4,500
	Hyundai Motor Co. 2nd Preference Shares	50,412	4,425
	SK Telecom Co. Ltd. ADR	200,578	4,383
	Shinhan Financial Group Co. Ltd.	111,127	4,251
	Industrial Bank of Korea	367,532	4,231
	E-MART Inc.	29,487	4,181
	Dongbu Insurance Co. Ltd.	65,831	4,084
	S-Oil Corp.	58,544	4,001
	Hyundai Glovis Co. Ltd.	25,825	3,909
	Hyosung Corp.	32,351	3,779
	Hyundai Engineering & Construction Co. Ltd.	99,631	3,599
	Hyundai Development Co-Engineering & Construction	84,728	3,583

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Orion Corp.	5,551	3,465
	BNK Financial Group Inc.	408,558	3,312
	Samsung Electro-Mechanics Co. Ltd.	76,715	3,149
	CJ CheilJedang Corp.	10,251	3,127
	GS Holdings Corp.	70,152	3,121
	LG Uplus Corp.	295,513	3,046
	Lotte Shopping Co. Ltd.	15,062	3,005
	Korea Electric Power Corp.	68,771	2,975
^	Kakao Corp.	43,615	2,908
^	Hanmi Pharm Co. Ltd.	8,987	2,838
	CJ Corp.	18,447	2,808
	Hanwha Techwin Co. Ltd.	50,039	2,779
	KCC Corp.	7,827	2,763
	Daelim Industrial Co. Ltd.	37,810	2,694
	Hyundai Motor Co. Preference Shares	32,261	2,694
	Hanwha Chemical Corp.	111,887	2,634
	Hyundai Marine & Fire Insurance Co. Ltd.	84,021	2,594
	Amorepacific Corp. Preference Shares	14,843	2,591
	Hanwha Corp.	69,631	2,268
	Samsung Securities Co. Ltd.	74,487	2,240
^	Hotel Shilla Co. Ltd.	44,126	2,207
	Hanon Systems	232,567	2,175
^	BGF retail Co. Ltd.	14,269	2,167
	Hyundai Department Store Co. Ltd.	20,832	2,137
	S-1 Corp.	26,384	2,130
^	Hanssem Co. Ltd.	13,737	2,128
	Mando Corp.	8,943	2,091
*,^	OCI Co. Ltd.	25,474	2,008
	Doosan Heavy Industries & Construction Co. Ltd.	86,748	1,979
	Korea Investment Holdings Co. Ltd.	53,307	1,909
	Hanwha Life Insurance Co. Ltd.	349,122	1,906
	Yuhan Corp.	10,378	1,903
	Samsung Card Co. Ltd.	44,754	1,884
	SK Telecom Co. Ltd.	9,146	1,793
*,^	Samsung Engineering Co. Ltd.	214,193	1,768
	Mirae Asset Daewoo Co. Ltd.	261,524	1,764
	DGB Financial Group Inc.	210,300	1,762
	Mirae Asset Securities Co. Ltd.	88,167	1,739
*,^	Samsung Heavy Industries Co. Ltd.	204,585	1,739
*,^	CJ Korea Express Corp.	9,755	1,713
	LG Chem Ltd. Preference Shares	10,351	1,625
	NH Investment & Securities Co. Ltd.	183,094	1,610
	Shinsegae Inc.	9,666	1,570
	Korea Gas Corp.	37,088	1,499
	Hyundai Wia Corp.	21,679	1,487
*,^	Daewoo Engineering & Construction Co. Ltd.	265,053	1,462
*,^	GS Engineering & Construction Corp.	61,949	1,446
*	Korean Air Lines Co. Ltd.	51,452	1,438
	Kumho Petrochemical Co. Ltd.	23,478	1,435
	KEPCO Plant Service & Engineering Co. Ltd.	29,482	1,413
	Posco Daewoo Corp.	61,772	1,341
^	Doosan Corp.	14,968	1,339
	Cheil Worldwide Inc.	87,119	1,289
	Lotte Confectionery Co. Ltd.	7,220	1,212
	LG Household & Health Care Ltd. Preference Shares	2,849	1,184
	KT Corp.	40,913	1,154
	LS Corp.	23,936	1,145
	SK Networks Co. Ltd.	201,141	1,143
	NongShim Co. Ltd.	4,445	1,119
	KT Corp. ADR	68,399	1,094
^	Lotte Chilsung Beverage Co. Ltd.	812	1,093
*,^	Doosan Infracore Co. Ltd.	176,399	1,065
^	Hanmi Science Co. ltd	16,053	1,065
^	Dongsuh Cos. Inc.	41,754	989

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Ottogi Corp.	1,715	986
*,^	NHN Entertainment Corp.	21,817	956
*,^	Hyundai Mipo Dockyard Co. Ltd.	14,399	881
^	GS Retail Co. Ltd.	20,577	876
^	Hite Jinro Co. Ltd.	42,786	822
^	Paradise Co. Ltd.	64,038	726
	LG Hausys Ltd.	7,983	659
	SKC Co. Ltd.	26,189	618
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,638	600
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	149,620	586
^	LOTTE Fine Chemical Co. Ltd.	22,429	568
	LG Electronics Inc. Preference Shares	23,318	484
^	KEPCO Engineering & Construction Co. Inc.	18,055	395
*	Hanwha Corp. Preference Shares	21,595	357
*	Samsung Heavy Industries Rights Exp. 11/08/2016	127,025	286
	CJ CheilJedang Corp. Preference Shares	1,801	277
*	Samsung Biologics Co. Ltd.	1,700	202
	POSCO	699	145
			817,842
Spain (2.2%)
	Banco Santander SA	19,213,676	94,148
	Banco Bilbao Vizcaya Argentaria SA	8,952,290	64,445
	Telefonica SA	5,951,355	60,470
	Iberdrola SA	7,846,983	53,402
	Industria de Diseno Textil SA	1,472,734	51,387
	Amadeus IT Group SA	577,039	27,158
*	Repsol SA	1,519,963	21,223
2	Aena SA	89,727	13,148
^	Abertis Infraestructuras SA	869,270	12,885
*	Ferrovial SA	662,031	12,862
*	Red Electrica Corp. SA	602,401	12,550
	CaixaBank SA	3,612,312	10,900
	Endesa SA	439,929	9,338
	Grifols SA	459,787	9,073
	Enagas SA	316,295	9,067
*	Banco de Sabadell SA	6,596,902	8,808
	Gas Natural SDG SA	428,004	8,425
	Bankinter SA	958,737	7,328
	Gamesa Corp. Tecnologica SA	310,825	7,176
*	ACS Actividades de Construccion y Servicios SA	234,293	7,167
	Bankia SA	6,378,861	5,604
	Grifols SA Preference Shares	359,043	5,157
*	Banco Popular Espanol SA	4,308,026	4,714
	Distribuidora Internacional de Alimentacion SA	849,023	4,535
	Mapfre SA	1,427,096	4,233
	Banco Santander SA ADR	815,157	3,448
	Mediaset Espana Comunicacion SA	256,296	2,860
	Acciona SA	36,110	2,744
*	Acerinox SA	197,092	2,425
	Zardoya Otis SA	259,274	2,184
	Corp Financiera Alba SA	23,028	1,009
*	Ferrovial SA Rights Exp. 11/14/2016	662,031	283
			540,156
Sweden (1.9%)
	Nordea Bank AB	4,414,732	46,395
	Hennes & Mauritz AB Class B	1,319,602	37,111
	Swedbank AB Class A	1,466,439	34,313
	Svenska Handelsbanken AB Class A	2,038,284	27,788
^	Atlas Copco AB Class A	861,830	25,247
	Assa Abloy AB Class B	1,306,654	23,746
	Svenska Cellulosa AB SCA Class B	830,845	23,532
	Volvo AB Class B	2,149,679	23,057
	Investor AB Class B	629,909	22,370
	Telefonaktiebolaget LM Ericsson Class B	4,145,579	20,110

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Skandinaviska Enskilda Banken AB Class A	1,992,017	20,092
Sandvik AB	1,498,284	17,023
Telia Co. AB	3,608,987	14,417
Atlas Copco AB Class B	542,419	14,168
Hexagon AB Class B	356,414	12,472
Skanska AB Class B	502,016	10,902
Swedish Match AB	261,151	9,088
SKF AB	524,548	8,885
Boliden AB	379,060	8,785
Electrolux AB Class B	307,378	7,275
* Kinnevik AB	279,848	7,075
Securitas AB Class B	428,009	6,606
Alfa Laval AB	431,640	6,193
Trelleborg AB Class B	335,827	5,862
Industrivarden AB Class A	292,545	5,554
* Lundin Petroleum AB	245,161	4,407
ICA Gruppen AB	135,224	4,198
Getinge AB	253,486	4,151
Industrivarden AB	229,574	4,095
Husqvarna AB	521,044	3,917
Tele2 AB	433,620	3,581
* Fastighets AB Balder Class B	126,125	2,865
L E Lundbergforetagen AB Class B	35,612	2,305
Investment AB Latour Class B	43,433	1,603
Melker Schorling AB	15,217	879
Svenska Handelsbanken AB Class B	49,969	671
SKF AB Class A	22,069	375
Fastighets AB Balder Preference Shares	8,512	322
* Tele2 AB Rights Exp. 11/16/2016	433,620	130
		471,565
Switzerland (6.0%)
Nestle SA	4,286,842	310,856
Novartis AG	3,284,554	233,097
Roche Holding AG	986,046	226,477
UBS Group AG	4,842,318	68,459
ABB Ltd.	2,660,528	54,888
Zurich Insurance Group AG	207,134	54,219
Syngenta AG	127,500	51,021
Cie Financiere Richemont SA	709,779	45,632
Swiss Re AG	454,616	42,194
Credit Suisse Group AG	2,892,779	40,362
Givaudan SA	12,850	24,853
LafargeHolcim Ltd. (XVTX)	446,548	23,819
Geberit AG	51,429	21,743
Actelion Ltd.	126,091	18,220
Swisscom AG	31,665	14,475
SGS SA	7,102	14,375
Sika AG	2,928	14,073
Lonza Group AG	72,329	13,648
Adecco Group AG	221,011	13,123
Partners Group Holding AG	25,480	12,899
^ Swatch Group AG (Bearer)	42,353	12,738
LafargeHolcim Ltd. (XPAR)	230,997	12,337
Julius Baer Group Ltd.	304,400	12,322
Swiss Life Holding AG	44,712	11,832
Schindler Holding AG	56,300	10,459
Sonova Holding AG	70,760	9,490
Kuehne & Nagel International AG	69,865	9,470
Chocoladefabriken Lindt & Sprungli AG Registered Shares	142	8,808
* Dufry AG	66,230	8,057
Baloise Holding AG	64,966	7,993
Swiss Prime Site AG	90,442	7,501
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,394	7,239
Roche Holding AG (Bearer)	28,197	6,553

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Clariant AG	382,437	6,333
Galenica AG	5,718	5,733
Straumann Holding AG	14,856	5,574
Schindler Holding AG (Registered)	28,787	5,329
Aryzta AG	116,808	5,133
EMS-Chemie Holding AG	10,051	5,045
PSP Swiss Property AG	55,001	4,921
Helvetia Holding AG	8,387	4,363
* Flughafen Zuerich AG	21,587	3,968
Swatch Group AG (Registered)	67,146	3,871
Barry Callebaut AG	2,708	3,372
Pargesa Holding SA	39,369	2,643
DKSH Holding AG	37,235	2,581
Banque Cantonale Vaudoise	3,939	2,475
Sulzer AG	18,518	1,824
		1,486,397
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,137,610	159,780
Hon Hai Precision Industry Co. Ltd.	20,799,279	56,182
Taiwan Semiconductor Manufacturing Co. Ltd.	7,598,973	45,604
Formosa Plastics Corp.	6,828,873	18,454
Formosa Chemicals & Fibre Corp.	6,125,306	18,186
Largan Precision Co. Ltd.	140,068	16,525
Nan Ya Plastics Corp.	7,908,615	16,424
Delta Electronics Inc.	3,022,476	15,912
MediaTek Inc.	2,021,440	15,322
Fubon Financial Holding Co. Ltd.	10,107,861	14,302
Cathay Financial Holding Co. Ltd.	11,048,057	14,298
Chunghwa Telecom Co. Ltd. ADR	413,765	14,130
CTBC Financial Holding Co. Ltd.	25,227,939	13,567
Uni-President Enterprises Corp.	6,718,487	12,980
China Steel Corp.	17,291,234	12,489
Mega Financial Holding Co. Ltd.	15,021,777	10,270
Asustek Computer Inc.	982,023	8,597
Taiwan Mobile Co. Ltd.	2,331,648	8,158
Catcher Technology Co. Ltd.	1,029,153	8,056
Quanta Computer Inc.	3,662,598	7,409
Pegatron Corp.	2,680,038	7,217
First Financial Holding Co. Ltd.	13,162,293	6,895
Hotai Motor Co. Ltd.	570,000	6,621
Formosa Petrochemical Corp.	1,979,580	6,610
E.Sun Financial Holding Co. Ltd.	11,559,812	6,565
Yuanta Financial Holding Co. Ltd.	16,023,916	5,981
President Chain Store Corp.	780,904	5,835
Hua Nan Financial Holdings Co. Ltd.	10,976,843	5,574
Advanced Semiconductor Engineering Inc. ADR	926,533	5,420
Taiwan Cement Corp.	4,473,768	5,359
Far EasTone Telecommunications Co. Ltd.	2,222,643	5,252
Cheng Shin Rubber Industry Co. Ltd.	2,575,220	5,240
Taiwan Cooperative Financial Holding Co. Ltd.	11,933,087	5,230
United Microelectronics Corp. ADR	2,657,953	5,050
Pou Chen Corp.	3,685,125	4,972
China Development Financial Holding Corp.	19,610,318	4,907
Advanced Semiconductor Engineering Inc.	4,078,847	4,793
Taishin Financial Holding Co. Ltd.	12,592,185	4,603
Chunghwa Telecom Co. Ltd.	1,309,207	4,483
Foxconn Technology Co. Ltd.	1,534,925	4,449
Far Eastern New Century Corp.	5,616,819	4,346
Lite-On Technology Corp.	2,962,767	4,247
Innolux Corp.	12,114,370	4,078
Chang Hwa Commercial Bank Ltd.	7,884,245	4,029
SinoPac Financial Holdings Co. Ltd.	13,901,287	4,007
Advantech Co. Ltd.	468,314	3,806
AU Optronics Corp. ADR	938,788	3,549

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Siliconware Precision Industries Co. Ltd.	2,329,279	3,523
Hermes Microvision Inc.	78,114	3,444
Compal Electronics Inc.	5,743,510	3,415
Inventec Corp.	4,240,064	3,310
Eclat Textile Co. Ltd.	279,351	3,165
* Inotera Memories Inc.	3,285,000	3,072
Novatek Microelectronics Corp.	789,916	2,958
* HTC Corp.	1,004,570	2,934
Asia Cement Corp.	3,199,519	2,790
Giant Manufacturing Co. Ltd.	389,625	2,756
Wistron Corp.	3,623,143	2,730
Vanguard International Semiconductor Corp.	1,263,466	2,572
* Shin Kong Financial Holding Co. Ltd.	10,609,858	2,300
Teco Electric and Machinery Co. Ltd.	2,566,000	2,275
Realtek Semiconductor Corp.	651,768	2,208
Synnex Technology International Corp.	1,929,889	2,056
Chicony Electronics Co. Ltd.	795,095	2,031
Feng TAY Enterprise Co. Ltd.	453,100	1,890
Acer Inc.	4,092,396	1,875
Walsin Lihwa Corp.	4,600,000	1,609
Taiwan Business Bank	5,468,419	1,381
Nanya Technology Corp.	1,027,600	1,332
Taiwan Fertilizer Co. Ltd.	984,000	1,316
Eva Airways Corp.	2,712,766	1,306
Formosa Taffeta Co. Ltd.	1,398,000	1,274
Eternal Materials Co. Ltd.	1,188,169	1,252
United Microelectronics Corp.	3,220,978	1,199
Taiwan Secom Co. Ltd.	389,725	1,117
China Airlines Ltd.	3,666,913	1,109
Siliconware Precision Industries Co. Ltd. ADR	145,314	1,088
AU Optronics Corp.	2,838,000	1,078
Transcend Information Inc.	380,455	1,051
Yulon Motor Co. Ltd.	1,148,898	1,005
* Evergreen Marine Corp. Taiwan Ltd.	2,503,222	935
* Epistar Corp.	1,375,000	934
* Taiwan Glass Industry Corp.	2,098,089	877
Feng Hsin Steel Co. Ltd.	613,790	813
Unimicron Technology Corp.	1,942,975	802
Capital Securities Corp.	3,201,231	800
Far Eastern International Bank	2,788,314	793
China Motor Corp.	985,105	772
Cheng Uei Precision Industry Co. Ltd.	532,591	652
Oriental Union Chemical Corp.	950,191	593
* TPK Holding Co. Ltd.	357,422	570
Wan Hai Lines Ltd.	974,702	480
Cathay Real Estate Development Co. Ltd.	870,800	446
Ton Yi Industrial Corp.	1,014,600	435
* Yang Ming Marine Transport Corp.	1,936,305	430
U-Ming Marine Transport Corp.	561,000	389
Yulon Nissan Motor Co. Ltd.	33,633	212
Nan Ya Printed Circuit Board Corp.	274,395	207
		705,324
Thailand (0.7%)
* PTT PCL	1,455,782	14,334
Siam Cement PCL NVDR	748,080	10,682
Kasikornbank PCL (Foreign)	1,617,283	7,939
CP ALL PCL (Foreign)	4,192,000	7,267
Advanced Info Service PCL (Foreign)	1,600,750	7,016
Siam Cement PCL (Foreign)	416,013	5,988
Kasikornbank PCL	1,162,237	5,705
* CP ALL PCL (Local)	3,077,113	5,334
PTT PCL (Foreign)	539,900	5,316
* Minor International PCL	4,706,087	5,170
* Siam Commercial Bank PCL (Local)	1,238,703	5,072

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Airports of Thailand PCL (Foreign)	455,300	4,953
	Siam Commercial Bank PCL	1,119,900	4,585
	PTT Exploration & Production PCL (Foreign)	1,887,778	4,466
*	Bangkok Dusit Medical Services PCL	6,698,301	4,363
	Siam Commercial Bank PCL (Foreign)	995,486	4,076
*	Central Pattana PCL	2,545,494	4,045
	Intouch Holdings NVDR	2,547,504	3,859
*	Charoen Pokphand Foods PCL	4,005,778	3,603
	Bangkok Dusit Medical Services PCL (Foreign)	5,338,100	3,477
	Bangkok Bank PCL (Foreign)	672,627	3,064
*	Krung Thai Bank PCL	5,926,687	2,911
*	PTT Global Chemical PCL (Local)	1,556,715	2,659
*	BTS Group Holdings PCL	10,401,817	2,542
*	Bumrungrad Hospital PCL	449,642	2,349
*	Bangkok Expressway & Metro PCL	10,912,227	2,320
	Thai Oil PCL (Foreign)	1,149,700	2,297
*	Banpu PCL (Local)	4,322,551	2,262
*	Home Product Center PCL	7,756,889	2,234
	PTT Global Chemical PCL (Foreign)	1,264,212	2,159
	TMB Bank PCL	29,787,600	1,785
	Thai Union Frozen Products PCL (Foreign)	2,856,344	1,770
*	OBI Pharma Inc.	168,000	1,756
^	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,751
*	Indorama Ventures PCL	2,005,283	1,673
*	True Corp. PCL	8,399,933	1,618
*	Airports of Thailand PCL	140,799	1,532
	Central Pattana PCL (Foreign)	903,200	1,435
^	Berli Jucker PCL (Foreign)	887,580	1,338
	Krung Thai Bank PCL (Foreign)	2,716,125	1,334
*	Electricity Generating PCL	236,709	1,317
*	Ratchaburi Electricity Generating Holding PCL (Local)	887,345	1,268
	Land & Houses PCL NVDR	4,273,400	1,120
*	IRPC PCL	8,152,928	1,113
^	True Corp. PCL (Foreign)	5,775,653	1,113
*	Land & Houses PCL	4,145,156	1,087
	Bangkok Life Assurance PCL	724,802	1,029
	Glow Energy PCL (Foreign)	465,500	1,022
*	Berli Jucker PCL	555,035	836
	IRPC PCL (Foreign)	5,950,900	812
	Delta Electronics Thailand PCL (Foreign)	339,900	761
*	Delta Electronics Thailand PCL	335,510	751
	Electricity Generating PCL (Foreign)	130,500	726
	Banpu PCL	1,371,478	718
*	Thai Airways International PCL	822,422	657
*	Thai Union Group PCL	1,009,005	625
*,^	Thai Airways International PCL (Foreign)	676,002	540
^	Total Access Communication PCL (Foreign)	587,700	523
*	Thai Oil PCL	250,683	501
*	BEC World PCL	822,610	482
	Siam City Cement PCL (Foreign)	57,200	472
	BEC World PCL (Foreign)	573,400	336
*	Siam City Cement PCL (Local)	39,768	328
*	Glow Energy PCL	142,164	312
^	Total Access Communication PCL	334,400	298
^	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	268
*	Advanced Info Service PCL (Local)	50,214	220
*	PTT Exploration and Production PCL (Local)	53,522	127
^	Land & Houses PCL (Foreign)	478,520	125
	Minor International PCL (Foreign)	99,236	109
*	Total Access Communication PCL (Local)	96,223	86
*	Intouch Holdings PCL	49,757	75
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	162,130	11
*	Indorama Ventures Warrants Exp. 08/24/2018	124,715	9
			177,816

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Turkey (0.3%)
Turkiye Garanti Bankasi AS	2,911,170	7,922
Akbank TAS	2,839,135	7,598
BIM Birlesik Magazalar AS	311,455	5,077
KOC Holding AS	887,423	3,701
* Turkcell Iletisim Hizmetleri AS	1,103,849	3,559
Tupras Turkiye Petrol Rafinerileri AS	170,561	3,478
Haci Omer Sabanci Holding AS (Bearer)	1,119,655	3,385
Turkiye Is Bankasi	1,895,597	3,078
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,737,959	2,798
Turkiye Halk Bankasi AS	885,679	2,694
Eregli Demir ve Celik Fabrikalari TAS	1,880,207	2,556
Turkiye Vakiflar Bankasi TAO	1,465,354	2,172
Anadolu Efes Biracilik Ve Malt Sanayii AS	271,087	1,657
Arcelik AS	242,077	1,599
* Yapi ve Kredi Bankasi AS	1,170,371	1,401
Tofas Turk Otomobil Fabrikasi AS	179,896	1,356
* Turk Hava Yollari AO	766,058	1,348
Ulker Biskuvi Sanayi AS	212,235	1,318
Turk Telekomunikasyon AS	706,271	1,307
Enka Insaat ve Sanayi AS	765,175	1,169
Petkim Petrokimya Holding AS	809,077	1,099
Coca-Cola Icecek AS	92,876	1,051
Ford Otomotiv Sanayi AS	101,954	1,042
Turkiye Sise ve Cam Fabrikalari AS	854,837	899
TAV Havalimanlari Holding AS	201,666	829
Aselsan Elektronik Sanayi Ve Ticaret AS	215,247	654
Turkiye Sinai Kalkinma Bankasi AS	1,273,740	565
Turk Traktor ve Ziraat Makineleri AS	19,938	518
* Koza Altin Isletmeleri AS	68,260	389
Aygaz AS	87,721	310
* Migros Ticaret AS	43,882	253
Yazicilar Holding AS Class A	55,686	245
Akcansa Cimento AS	48,972	204
		67,231
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	2,419,708	12,414
Emaar Properties PJSC	4,880,552	9,242
First Gulf Bank PJSC	1,570,015	4,909
Abu Dhabi Commercial Bank PJSC	2,514,929	4,197
DP World Ltd.	229,427	4,116
Aldar Properties PJSC	4,415,370	3,161
Dubai Islamic Bank PJSC	1,714,479	2,442
Emaar Malls PJSC	2,947,032	2,059
* DXB Entertainments PJSC	4,485,212	1,911
Union National Bank PJSC	1,512,007	1,612
DAMAC Properties Dubai Co. PJSC	2,298,381	1,373
* Arabtec Holding PJSC	3,289,875	1,188
Air Arabia PJSC	3,270,191	1,156
Dubai Investments PJSC	1,893,777	1,034
Dubai Financial Market PJSC	2,296,512	717
* Dana Gas PJSC	4,699,878	677
Al Waha Capital PJSC	1,220,264	624
* Deyaar Development PJSC	2,069,349	300
* Union Properties PJSC	1,419,520	273
		53,405
United Kingdom (12.6%)
HSBC Holdings plc	27,535,770	207,376
BP plc	26,106,062	154,332
Royal Dutch Shell plc Class A	6,012,207	149,747
British American Tobacco plc	2,590,633	148,477
Royal Dutch Shell plc Class B	5,205,540	134,265
GlaxoSmithKline plc	6,756,928	133,479
Vodafone Group plc	36,922,380	101,401

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
AstraZeneca plc	1,753,877	98,209
Diageo plc	3,500,553	93,173
Reckitt Benckiser Group plc	873,885	78,179
Unilever plc	1,676,747	70,003
National Grid plc	5,242,425	68,193
Imperial Brands plc	1,338,976	64,769
Lloyds Banking Group plc	88,957,202	62,121
Prudential plc	3,584,471	58,495
Rio Tinto plc	1,680,524	58,441
Barclays plc	23,508,911	54,466
BT Group plc	11,630,109	53,383
* Glencore plc	16,204,901	49,605
Shire plc	858,773	48,489
BHP Billiton plc	2,935,392	44,140
Compass Group plc	2,289,925	41,435
WPP plc	1,801,214	39,110
CRH plc (London Shares)	1,015,976	32,877
* Standard Chartered plc	3,732,851	32,461
Aviva plc	5,626,111	30,487
BAE Systems plc	4,399,306	29,149
* Tesco plc	11,300,340	29,106
RELX NV (XLON)	1,525,220	27,226
SSE plc	1,400,150	27,223
Experian plc	1,335,593	25,676
* Anglo American plc	1,819,397	25,252
Shire plc ADR	130,780	22,055
Legal & General Group plc	8,269,612	21,156
Rolls-Royce Holdings plc	2,294,784	20,370
Centrica plc	7,524,866	19,710
Wolseley plc	349,949	18,152
Smith & Nephew plc	1,244,056	17,985
Old Mutual plc	6,786,056	16,693
London Stock Exchange Group plc	438,462	15,061
Associated British Foods plc	484,428	14,571
Sky plc	1,456,864	14,565
Kingfisher plc	3,138,791	13,865
Land Securities Group plc	1,090,559	13,316
Sage Group plc	1,493,036	13,173
Bunzl plc	466,563	12,526
Carnival plc	252,686	12,188
Paddy Power Betfair plc	113,569	11,765
Next plc	196,041	11,534
Randgold Resources Ltd.	129,440	11,495
Standard Life plc	2,753,463	11,363
Whitbread plc	254,345	11,236
Johnson Matthey plc	268,287	11,183
Burberry Group plc	614,149	11,076
3i Group plc	1,344,806	11,024
ITV plc	5,215,072	10,872
Ashtead Group plc	697,739	10,872
United Utilities Group plc	945,146	10,864
Pearson plc	1,144,517	10,588
InterContinental Hotels Group plc	273,083	10,587
* Royal Bank of Scotland Group plc	4,573,545	10,569
British Land Co. plc	1,429,032	10,231
DCC plc	123,135	10,018
Mondi plc	509,090	9,935
RSA Insurance Group plc	1,407,503	9,503
Smiths Group plc	542,973	9,409
Marks & Spencer Group plc	2,248,968	9,358
Intertek Group plc	222,836	9,297
Severn Trent plc	326,170	9,285
GKN plc	2,373,986	9,258
Informa plc	1,122,712	9,237

41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Persimmon plc	424,189	8,781
St. James's Place plc	718,556	8,298
Wm Morrison Supermarkets plc	2,997,289	8,297
2 Worldpay Group plc	2,334,853	8,115
Micro Focus International plc	308,049	8,066
Direct Line Insurance Group plc	1,904,119	8,056
Taylor Wimpey plc	4,523,876	7,834
International Consolidated Airlines Group SA (London Shares)	1,475,114	7,822
Croda International plc	180,118	7,703
Barratt Developments plc	1,381,319	7,660
Royal Mail plc	1,265,401	7,592
Provident Financial plc	206,390	7,440
Hammerson plc	1,090,342	7,335
J Sainsbury plc	2,325,118	7,129
Rentokil Initial plc	2,542,652	7,092
Halma plc	522,487	6,689
Capita plc	920,696	6,590
Admiral Group plc	277,767	6,508
DS Smith plc	1,309,614	6,386
Weir Group plc	301,768	6,269
Segro plc	1,155,007	6,186
Tate & Lyle plc	647,128	6,172
2 Auto Trader Group plc	1,346,101	6,167
Mediclinic International plc	545,178	6,045
Coca-Cola HBC AG	272,211	5,874
G4S plc	2,172,795	5,836
Pennon Group plc	566,853	5,785
Meggitt plc	1,082,450	5,759
Rightmove plc	125,928	5,748
Travis Perkins plc	346,497	5,637
2 Merlin Entertainments plc	989,516	5,577
Investec plc	881,569	5,471
Schroders plc	158,450	5,454
TUI AG	425,894	5,399
Aberdeen Asset Management plc	1,379,568	5,396
* Just Eat plc	773,986	5,317
Inmarsat plc	616,850	5,291
Dixons Carphone plc	1,370,179	5,268
Berkeley Group Holdings plc	179,579	5,179
Booker Group plc	2,264,566	4,967
Bellway plc	169,295	4,899
John Wood Group plc	517,318	4,862
Hargreaves Lansdown plc	338,097	4,793
Inchcape plc	599,323	4,765
Fresnillo plc	234,885	4,726
IMI plc	382,635	4,648
ICAP plc	750,010	4,447
Intu Properties plc	1,298,860	4,377
CRH plc (Dublin Shares)	133,742	4,342
William Hill plc	1,196,798	4,329
Polymetal International plc	391,388	4,267
Babcock International Group plc	346,344	4,187
Cobham plc	2,386,675	4,164
Henderson Group plc	1,458,273	4,126
Hikma Pharmaceuticals plc	192,240	4,123
Derwent London plc	138,605	4,099
* CYBG plc	1,212,646	4,009
Howden Joinery Group plc	844,937	3,869
Capital & Counties Properties plc	1,023,928	3,611
Petrofac Ltd.	362,327	3,568
easyJet plc	301,702	3,460
Daily Mail & General Trust plc	369,444	3,391
Antofagasta plc	494,496	3,289
Aggreko plc	330,003	3,227

42

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2016

					Market
					Value
				Shares	($000)
	Ashmore Group plc			553,112	2,375
^	TalkTalk Telecom Group plc			718,653	1,790
*,^	Sports Direct International plc			339,871	1,149

					3,133,772

Total Common Stocks (Cost $24,530,754)					24,606,030

		Coupon

Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
5,6	Vanguard Market Liquidity Fund	0.718%		3,664,523	366,489

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	Federal Home Loan Bank Discount Notes	0.339%	11/4/16	2,200	2,200
7	Federal Home Loan Bank Discount Notes	0.339%	11/14/16	1,300	1,300
7	Federal Home Loan Bank Discount Notes	0.340%	11/16/16	900	900
7,8,9	Federal Home Loan Bank Discount Notes	0.394%	11/18/16	1,000	1,000
7,9	Federal Home Loan Bank Discount Notes	0.431%	1/25/17	200	200
7,8	Federal Home Loan Bank Discount Notes	0.481%	2/17/17	3,000	2,997
8	United States Treasury Bill	0.320%	11/25/16	1,200	1,200
8,9	United States Treasury Bill	0.318%	12/1/16	3,700	3,699
8,9	United States Treasury Bill	0.320%–0.340%	12/8/16	6,400	6,399
9	United States Treasury Bill	0.287%	1/5/17	4,000	3,998
9	United States Treasury Bill	0.337%–0.360%	1/12/17	3,500	3,498
8,9	United States Treasury Bill	0.406%	2/9/17	1,800	1,798

					29,189

Total Temporary Cash Investments (Cost $395,649)					395,678

Total Investments (100.8%) (Cost $24,926,403)					25,001,708
Other Assets and Liabilities—Net (-0.8%)[6]					(207,260)
Net Assets (100%)					24,794,448

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $255,125,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $149,411,000, representing 0.6% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $273,828,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $11,895,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $8,163,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

43

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.1%)[1]
Australia (4.4%)
	JB Hi-Fi Ltd.	185,087	3,990
	Link Administration Holdings Ltd.	578,954	3,166
	Qube Holdings Ltd.	1,822,003	3,084
	Northern Star Resources Ltd.	953,554	3,084
	Investa Office Fund	928,379	2,990
	Evolution Mining Ltd.	1,676,637	2,957
*	Mayne Pharma Group Ltd.	2,299,180	2,861
	carsales.com Ltd.	346,286	2,803
	nib holdings Ltd.	733,673	2,687
	Independence Group NL	797,456	2,597
	Charter Hall Group	720,526	2,571
	BT Investment Management Ltd.	351,807	2,466
	Primary Health Care Ltd.	750,906	2,189
	Mineral Resources Ltd.	240,850	2,119
	Navitas Ltd.	511,642	2,035
	Regis Resources Ltd.	778,681	1,964
	IRESS Ltd.	221,608	1,908
	BWP Trust	838,736	1,892
^	Blackmores Ltd.	22,241	1,891
	InvoCare Ltd.	188,858	1,874
	Sigma Pharmaceuticals Ltd.	1,855,439	1,872
	Aveo Group	745,179	1,819
	Bapcor Ltd.	466,416	1,818
	Super Retail Group Ltd.	243,465	1,810
	GrainCorp Ltd. Class A	282,061	1,799
	Charter Hall Retail REIT	527,074	1,660
*	St. Barbara Ltd.	770,829	1,573
	Cromwell Property Group	2,233,820	1,545
	Sirtex Medical Ltd.	72,201	1,528
	Cleanaway Waste Management Ltd.	1,624,978	1,431
	Breville Group Ltd.	200,970	1,413
	G8 Education Ltd.	580,809	1,393
	Pact Group Holdings Ltd.	270,581	1,349
	Premier Investments Ltd.	122,230	1,315
	ARB Corp. Ltd.	101,014	1,308
	Spotless Group Holdings Ltd.	1,643,259	1,247
	Beach Energy Ltd.	2,253,762	1,227
	Steadfast Group Ltd.	732,246	1,189
	Southern Cross Media Group Ltd.	1,080,322	1,179
	SAI Global Ltd.	329,428	1,171
	Retail Food Group Ltd.	225,459	1,160
	Webjet Ltd.	139,442	1,158
*,^	Aconex Ltd.	264,003	1,116
	Myer Holdings Ltd.	1,250,874	1,115
	Mantra Group Ltd.	445,526	1,112
	Automotive Holdings Group Ltd.	360,419	1,108
	Ardent Leisure Group	712,350	1,091
	Abacus Property Group	484,438	1,029
2	MYOB Group Ltd.	361,923	1,015
*,^	Syrah Resources Ltd.	369,976	1,012
*	Saracen Mineral Holdings Ltd.	1,158,516	1,001
	Altium Ltd.	165,609	986
	Technology One Ltd.	227,079	970
	GUD Holdings Ltd.	132,806	958
	Eclipx Group Ltd.	322,676	944
	Monadelphous Group Ltd.	133,152	941
	Seven Group Holdings Ltd.	136,196	939
	APN Outdoor Group Ltd.	258,745	933
	Sandfire Resources NL	233,539	921
*	Nanosonics Ltd.	348,938	919
	Resolute Mining Ltd.	775,429	916

44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Brickworks Ltd.	89,092	913
*	NEXTDC Ltd.	317,661	888
	Genworth Mortgage Insurance Australia Ltd.	377,298	877
	Costa Group Holdings Ltd.	402,555	871
	GWA Group Ltd.	400,242	868
*,^	Orocobre Ltd.	294,499	858
	National Storage REIT	734,830	809
	Australian Pharmaceutical Industries Ltd.	560,784	808
^	Bellamy's Australia Ltd.	91,774	792
*	Australian Agricultural Co. Ltd.	595,025	789
	Credit Corp. Group Ltd.	57,259	770
^	Gateway Lifestyle	420,911	740
	Corporate Travel Management Ltd.	51,080	736
	Bega Cheese Ltd.	196,425	736
*	Western Areas Ltd.	390,745	733
*	Perseus Mining Ltd.	1,540,863	724
	FlexiGroup Ltd.	416,447	711
^	IPH Ltd.	159,833	711
*	Galaxy Resources Ltd.	2,621,913	703
	McMillan Shakespeare Ltd.	84,138	691
	oOh!media Ltd.	206,183	670
^	Greencross Ltd.	126,018	668
	IDP Education Ltd.	193,466	666
^	Growthpoint Properties Australia Ltd.	278,652	657
	Tassal Group Ltd.	221,165	647
*	Bradken Ltd.	258,539	632
	iSentia Group Ltd.	234,970	628
	Asaleo Care Ltd.	561,007	622
*	Pilbara Minerals Ltd.	1,572,153	620
	Nine Entertainment Co. Holdings Ltd.	948,409	619
^	Cover-More Group Ltd.	566,900	613
	Folkestone Education Trust	324,436	612
*	UGL Ltd.	250,483	611
*	Infigen Energy	794,052	607
^	Regis Healthcare Ltd.	198,611	594
	360 Capital Industrial Fund	305,192	571
*	Beadell Resources Ltd.	1,580,598	562
	Ingenia Communities Group	267,675	554
	SmartGroup Corp. Ltd.	121,067	550
*,^	Gold Road Resources Ltd.	1,259,730	549
^	TFS Corp. Ltd.	512,039	545
*	Karoon Gas Australia Ltd.	313,163	544
^	Japara Healthcare Ltd.	373,006	533
	Select Harvests Ltd.	114,438	532
	Estia Health Ltd.	255,291	520
	Village Roadshow Ltd.	133,940	518
	Arena REIT	350,880	517
*	APN News & Media Ltd.	251,856	512
	RCG Corp. Ltd.	462,939	512
	GDI Property Group	693,057	511
	Cabcharge Australia Ltd.	182,063	498
	Collins Foods Ltd.	131,059	479
	Virtus Health Ltd.	90,134	477
	Hotel Property Investments	221,639	475
	BWX Ltd.	126,018	458
	Tox Free Solutions Ltd.	254,210	456
	SG Fleet Group Ltd.	161,990	442
*	Blue Sky Alternative Investments Ltd.	77,381	428
	Programmed Maintenance Services Ltd.	388,967	424
	OFX Group Ltd.	333,778	393
	MACA Ltd.	281,386	377
	Astro Japan Property Group	73,166	376
*,^	Mesoblast Ltd.	390,769	363
*,^	Highfield Resources Ltd.	410,531	355

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	RCR Tomlinson Ltd.	169,521	343
*	Ten Network Holdings Ltd.	435,109	342
*,^	Senex Energy Ltd.	1,742,488	334
	CSG Ltd.	332,815	324
	WPP AUNZ Ltd.	509,661	315
	Thorn Group Ltd.	235,984	309
*,^	Liquefied Natural Gas Ltd.	725,957	305
	Cedar Woods Properties Ltd.	88,814	303
*	AWE Ltd.	739,287	303
*	Starpharma Holdings Ltd.	545,407	302
	Ainsworth Game Technology Ltd.	222,128	301
*,^	Cardno Ltd.	427,245	300
	Reject Shop Ltd.	43,549	247
*	Mount Gibson Iron Ltd.	989,367	246
*,^	Paladin Energy Ltd.	2,090,369	222
*,^	Lynas Corp. Ltd.	5,213,011	221
	Decmil Group Ltd.	206,088	173
	ERM Power Ltd.	198,557	170
*	Watpac Ltd.	247,923	168
*	Billabong International Ltd.	179,293	164
*	MMA Offshore Ltd.	634,669	147
*,^	Slater & Gordon Ltd.	503,667	139
	NZME Ltd.	281,393	134
	SMS Management & Technology Ltd.	106,208	123
	Cash Converters International Ltd.	488,042	119
*	CuDeco Ltd.	298,221	97
*,^	Arrium Ltd.	4,377,411	73
*	Capitol Health Ltd.	630,148	60
*	Acrux Ltd.	199,813	52
*,^	Kingsgate Consolidated Ltd.	277,729	43
*	Virgin Australia Holdings Pvt Ltd.	1,276,415	5
*	Strandline Resources Ltd.	156,024	1
*	SGH Energy Pty Ltd.	1,906,834	—
*	Kagara Ltd.	274,560	—
*,^	DSHE Holdings Ltd.	201,826	—
*	Jacana Minerals Ltd.	37,888	—
			147,728
Austria (0.9%)
	BUWOG AG	144,879	3,502
	IMMOFINANZ AG	1,475,510	3,176
	Wienerberger AG	191,067	3,053
	CA Immobilien Anlagen AG	119,002	2,159
	Conwert Immobilien Invest SE	115,876	2,056
	Lenzing AG	13,836	1,803
	Oesterreichische Post AG	51,956	1,793
	Verbund AG	101,366	1,690
	Mayr Melnhof Karton AG	12,116	1,342
	Schoeller-Bleckmann Oilfield Equipment AG	16,938	1,200
	UNIQA Insurance Group AG	171,397	1,104
	RHI AG	40,043	1,008
	S IMMO AG	82,854	889
	Strabag SE	23,192	778
	DO & CO AG	10,017	776
	Zumtobel Group AG	42,744	750
	EVN AG	45,752	535
	Palfinger AG	16,916	512
	Semperit AG Holding	14,306	388
*	Flughafen Wien AG	15,239	369
	Kapsch TrafficCom AG	7,861	352
			29,235
Belgium (1.1%)
	Cofinimmo SA	32,367	3,789
	Ontex Group NV	117,223	3,546
	Bekaert SA	54,334	2,415

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Elia System Operator SA/NV	44,270	2,291
	Melexis NV	34,666	2,270
	Warehouses De Pauw CVA	24,068	2,217
	D'ieteren SA/NV	41,529	1,831
	Befimmo SA	30,016	1,749
	Ion Beam Applications	34,132	1,621
*	Aedifica SA	19,161	1,589
	Gimv NV	29,185	1,571
	Euronav NV	197,884	1,548
	Econocom Group SA/NV	82,674	1,229
*	Tessenderlo Chemie NV (Voting Shares)	36,263	1,211
^	Cie d'Entreprises CFE	10,840	1,195
*	AGFA-Gevaert NV	253,586	1,054
*	Orange Belgium SA	44,096	993
	Barco NV	12,585	990
	Kinepolis Group NV	20,129	906
*	KBC Ancora	23,673	898
*,^	Nyrstar (Voting Shares)	144,244	741
	Van de Velde NV	10,068	709
	EVS Broadcast Equipment SA	14,270	500
	Wereldhave Belgium NV	2,929	367
	Sofina SA	5	1
			37,231
Brazil (1.2%)
	Qualicorp SA	354,400	2,281
	MRV Engenharia e Participacoes SA	485,200	1,879
	Fleury SA	119,856	1,586
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	469,000	1,580
	Cia Energetica de Sao Paulo Preference Shares	320,400	1,489
	Cia Hering	236,900	1,437
	Bradespar SA Preference Shares	343,200	1,396
*	Metalurgica Gerdau SA Preference Shares Class A	930,700	1,385
	CVC Brasil Operadora e Agencia de Viagens SA	177,800	1,365
	Duratex SA	446,000	1,204
	Banco do Estado do Rio Grande do Sul SA Preference Shares	260,150	1,108
	Linx SA	177,134	1,054
	Iguatemi Empresa de Shopping Centers SA	110,700	1,046
*	B2W Cia Digital	210,500	1,034
	Cia de Saneamento de Minas Gerais-COPASA	96,270	1,005
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	666,776	942
*	EcoRodovias Infraestrutura e Logistica SA	308,100	914
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	95,911	899
*	Marcopolo SA Preference Shares	789,116	806
*	Minerva SA	253,700	804
	Alupar Investimento SA	128,715	749
	Grendene SA	117,864	724
	Alpargatas SA Preference Shares	216,102	718
*	Marfrig Global Foods SA	393,612	702
	Aliansce Shopping Centers SA	122,979	647
	Light SA	107,600	592
	Arezzo Industria e Comercio SA	62,000	574
	Via Varejo SA	197,700	567
	Iochpe Maxion SA	107,550	546
*	FPC Par Corretora de Seguros SA	94,300	446
	Gafisa SA	565,582	436
	Ez Tec Empreendimentos e Participacoes SA	83,105	430
*	Randon Participacoes SA Preference Shares	273,790	410
	Even Construtora e Incorporadora SA	292,222	406
	Mahle-Metal Leve SA	58,200	404
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	123,818	401
	Tupy SA	94,531	392
	Dimed SA Distribuidora da Medicamentos	2,489	392
	SLC Agricola SA	78,400	388
*	Gol Linhas Aereas Inteligentes SA Preference Shares	153,700	378

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
BR Properties SA	135,200	364
* Magnesita Refratarios SA	49,040	348
* Santos Brasil Participacoes SA	341,330	323
2 Ser Educacional SA	49,200	319
Cia Energetica do Ceara Preference Shares	20,842	311
JSL SA	81,400	298
GAEC Educacao SA	63,022	267
Sonae Sierra Brasil SA	39,300	236
QGEP Participacoes SA	136,600	236
Guararapes Confeccoes SA	11,300	234
Direcional Engenharia SA	123,294	213
* Aliansce Shopping Centers SA	35,524	189
* Marisa Lojas SA	67,690	164
Paranapanema SA	245,700	132
* Eneva SA	22,000	100
		39,250
Canada (13.9%)
Teck Resources Ltd. Class B	743,955	16,063
Dollarama Inc.	161,502	12,068
Open Text Corp.	192,041	11,924
First Quantum Minerals Ltd.	1,089,547	10,349
Gildan Activewear Inc.	369,631	9,494
CCL Industries Inc. Class B	51,570	9,171
* Seven Generations Energy Ltd. Class A	417,714	8,907
Keyera Corp.	288,908	8,672
Onex Corp.	128,992	8,344
* Kinross Gold Corp.	1,968,013	7,644
^ H&R REIT	444,035	7,551
^ PrairieSky Royalty Ltd.	324,632	7,060
^ Vermilion Energy Inc.	163,646	6,418
^ AltaGas Ltd.	256,513	6,347
Industrial Alliance Insurance & Financial Services Inc.	162,417	6,289
CAE Inc.	426,452	5,990
Element Fleet Management Corp.	607,852	5,923
^ Tahoe Resources Inc.	481,976	5,778
Peyto Exploration & Development Corp.	223,326	5,738
Yamana Gold Inc.	1,497,511	5,348
Methanex Corp.	145,320	5,282
* Detour Gold Corp.	274,307	5,229
WSP Global Inc.	159,144	5,155
Finning International Inc.	268,161	4,990
Ritchie Bros Auctioneers Inc.	141,905	4,907
^ Canadian Apartment Properties REIT	215,853	4,718
Whitecap Resources Inc.	564,125	4,509
Veresen Inc.	493,950	4,474
Smart REIT	177,066	4,416
* B2Gold Corp.	1,491,581	4,315
Atco Ltd.	121,790	4,269
* Bombardier Inc. Class B	3,107,404	4,124
^ Enbridge Income Fund Holdings Inc.	160,732	4,079
Canadian REIT	115,195	3,966
* Lundin Mining Corp.	1,007,752	3,944
^ Cineplex Inc.	102,193	3,886
Quebecor Inc. Class B	135,175	3,793
Stantec Inc.	169,525	3,771
Algonquin Power & Utilities Corp.	419,800	3,709
Pan American Silver Corp.	231,595	3,699
Empire Co. Ltd.	252,019	3,630
^ Parkland Fuel Corp.	154,972	3,620
* Eldorado Gold Corp.	1,139,071	3,592
TransForce Inc.	152,051	3,450
Linamar Corp.	82,865	3,370
Chartwell Retirement Residences	301,865	3,362
Alamos Gold Inc.	425,762	3,339

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	MacDonald Dettwiler & Associates Ltd.	58,314	3,338
^	Allied Properties REIT	123,012	3,307
	West Fraser Timber Co. Ltd.	96,258	3,295
	Toromont Industries Ltd.	111,997	3,290
*	New Gold Inc.	822,485	3,244
^	Northland Power Inc.	178,276	3,190
^	OceanaGold Corp.	995,552	3,043
^	Cominar REIT	274,308	3,039
	Cott Corp.	224,453	2,944
*,^	IAMGOLD Corp.	733,850	2,938
	Gibson Energy Inc.	232,983	2,923
*	Raging River Exploration Inc.	357,792	2,868
^	Emera Inc.	81,382	2,838
	Maple Leaf Foods Inc.	124,444	2,834
^	Canadian Western Bank	145,224	2,756
*	Parex Resources Inc.	239,090	2,750
	TMX Group Ltd.	58,652	2,706
*	Descartes Systems Group Inc.	124,659	2,598
	ShawCor Ltd.	103,669	2,593
*,^	Amaya Inc.	187,692	2,513
	First Capital Realty Inc.	157,343	2,509
	Enerplus Corp.	369,141	2,485
*	Torex Gold Resources Inc.	128,915	2,398
	Stella-Jones Inc.	64,127	2,276
	Capital Power Corp.	147,415	2,270
*	Celestica Inc.	191,158	2,262
	Granite REIT	71,473	2,249
^	Boardwalk REIT	61,073	2,241
^	DH Corp.	172,700	2,235
	FirstService Corp.	54,242	2,198
^	Hudson's Bay Co.	178,422	2,192
*	Pretium Resources Inc.	222,526	2,175
^	Artis REIT	246,259	2,152
*,^	First Majestic Silver Corp.	264,631	2,125
^	Mullen Group Ltd.	152,789	2,118
*	Birchcliff Energy Ltd.	330,539	2,105
	New Flyer Industries Inc.	74,071	2,071
	Endeavour Mining Corp.	105,792	2,066
^	Dream Office REIT	165,300	2,059
	Precision Drilling Corp.	449,225	2,003
^	Home Capital Group Inc. Class B	101,041	2,000
*	Silver Standard Resources Inc.	181,206	1,989
*	SEMAFO Inc.	497,939	1,953
*,^	ProMetic Life Sciences Inc.	926,930	1,949
	TransAlta Corp.	440,141	1,939
^	Enercare Inc.	133,945	1,935
	Superior Plus Corp.	215,070	1,915
*	Advantage Oil & Gas Ltd.	283,200	1,911
	Colliers International Group Inc.	54,623	1,902
	Innergex Renewable Energy Inc.	166,246	1,848
*	NovaGold Resources Inc.	367,962	1,841
	Westshore Terminals Investment Corp.	91,993	1,774
	Osisko Gold Royalties Ltd.	162,580	1,712
	Laurentian Bank of Canada	45,823	1,693
^	Manitoba Telecom Services Inc.	59,851	1,673
	Jean Coutu Group PJC Inc. Class A	111,018	1,672
	Winpak Ltd.	45,760	1,564
	TransAlta Renewables Inc.	141,328	1,561
	Norbord Inc.	65,461	1,540
^	TORC Oil & Gas Ltd.	267,605	1,514
	HudBay Minerals Inc.	359,237	1,513
	Russel Metals Inc.	94,311	1,501
^	Corus Entertainment Inc. Class B	179,853	1,484
	Enerflex Ltd.	139,278	1,480

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Canadian Energy Services & Technology Corp.	374,610	1,477
^	Secure Energy Services Inc.	234,797	1,439
	North West Co. Inc.	71,308	1,361
*	Canfor Corp.	121,516	1,348
*	ECN Capital Corp.	603,780	1,319
	Transcontinental Inc. Class A	96,846	1,295
^	Genworth MI Canada Inc.	59,632	1,295
^	Pengrowth Energy Corp.	838,188	1,294
	Nevsun Resources Ltd.	443,159	1,285
	Centerra Gold Inc.	251,780	1,273
	Aimia Inc.	234,437	1,267
*,^	Baytex Energy Corp.	318,798	1,226
*,^	Penn West Petroleum Ltd.	762,951	1,217
	Pason Systems Inc.	104,220	1,185
	Ensign Energy Services Inc.	194,481	1,173
	Aecon Group Inc.	89,585	1,158
*	NuVista Energy Ltd.	227,301	1,156
*	Great Canadian Gaming Corp.	66,068	1,097
	Enghouse Systems Ltd.	29,202	1,097
	Just Energy Group Inc.	207,289	1,088
	Dominion Diamond Corp.	126,862	1,078
*	Crew Energy Inc.	215,738	1,060
^	Northview Apartment REIT	71,156	1,057
*	ATS Automation Tooling Systems Inc.	123,087	1,055
*	Kelt Exploration Ltd.	223,729	989
	Dorel Industries Inc. Class B	38,645	981
*,^	China Gold International Resources Corp. Ltd.	365,098	947
*,^	MEG Energy Corp.	229,500	936
	Cascades Inc.	97,974	924
^	Extendicare Inc.	132,282	909
*	Paramount Resources Ltd. Class A	78,251	888
	Bonterra Energy Corp.	43,590	820
	Cogeco Communications Inc.	16,722	780
*	Gran Tierra Energy Inc. (American Shares)	250,760	730
*	Alacer Gold Corp.	351,004	709
*	Sierra Wireless Inc.	49,216	673
^	AutoCanada Inc.	39,493	649
	Martinrea International Inc.	109,238	641
*	Gran Tierra Energy Inc. (Toronto Shares)	195,266	571
^	Morguard REIT	49,774	564
*,^	Athabasca Oil Corp.	544,393	511
	Canaccord Genuity Group Inc.	158,861	496
^	First National Financial Corp.	21,757	397
*,^	DREAM Unlimited Corp. Class A	75,811	391
	Sprott Inc.	224,904	374
*,^	Avigilon Corp.	52,283	331
*	Pacific Exploration and Production Corp.	462,671	221
^	Concordia International Corp.	62,092	212
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	12
*	Great Basin Gold Ltd.	345,634	1
	Waste Connections Inc.	4	—
			466,692
Chile (0.3%)
	Parque Arauco SA	855,323	2,121
	Vina Concha y Toro SA	965,204	1,684
	Engie Energia Chile SA	796,132	1,413
	Inversiones Aguas Metropolitanas SA	665,138	1,213
	Ripley Corp. SA	1,697,476	1,065
	CAP SA	112,959	788
	Inversiones La Construccion SA	48,262	590
	Forus SA	130,471	470
*	Cia Sud Americana de Vapores SA	18,562,680	379
			9,723

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
China (2.9%)
	Skyworth Digital Holdings Ltd.	3,214,497	2,075
	Tong Ren Tang Technologies Co. Ltd.	1,094,906	1,997
	Intime Retail Group Co. Ltd.	2,438,337	1,909
	China High Speed Transmission Equipment Group Co. Ltd.	1,797,650	1,863
	Sihuan Pharmaceutical Holdings Group Ltd.	7,487,000	1,793
*,^	China Shanshui Cement Group Ltd.	1,992,757	1,616
	Phoenix Healthcare Group Co. Ltd.	953,841	1,516
*,^,2	Cogobuy Group	912,000	1,420
	CIFI Holdings Group Co. Ltd.	4,688,000	1,379
	Future Land Holdings Co. Ltd. Class A	820,462	1,352
^	Digital China Holdings Ltd.	1,583,671	1,325
	NetDragon Websoft Holdings Ltd.	401,219	1,295
	Wuxi Little Swan Co. Ltd. Class B	345,526	1,195
*	Xinhua Winshare Publishing and Media Co. Ltd.	1,166,000	1,188
*	Chinasoft International Ltd.	2,520,448	1,184
*	Kingdee International Software Group Co. Ltd.	2,922,652	1,183
^	CT Environmental Group Ltd.	4,111,760	1,154
	China Lesso Group Holdings Ltd.	1,432,190	1,048
	China Water Affairs Group Ltd.	1,374,000	997
	BYD Electronic International Co. Ltd.	1,220,411	960
^,2	Fu Shou Yuan International Group Ltd.	1,602,000	938
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,083,500	932
	Tianneng Power International Ltd.	1,010,000	912
	Central China Securities Co. Ltd.	1,754,523	905
*	Carnival Group International Holdings Ltd.	7,270,000	863
	Tibet Water Resources Ltd.	2,241,006	833
	Greatview Aseptic Packaging Co. Ltd.	1,639,000	832
*	Coolpad Group Ltd.	4,660,669	810
2	Hua Hong Semiconductor Ltd.	664,000	785
	Vinda International Holdings Ltd.	386,873	765
*	Hybrid Kinetic Group Ltd.	26,118,000	756
	Yuzhou Properties Co. Ltd.	1,980,000	735
	Bank of Chongqing Co. Ltd.	913,000	733
*,2	Qingdao Port International Co. Ltd.	1,186,000	722
	Chaowei Power Holdings Ltd.	805,000	719
	Yuexiu Transport Infrastructure Ltd.	1,044,000	715
	Sinopec Kantons Holdings Ltd.	1,503,962	705
	SSY Group Ltd.	2,081,324	702
	Powerlong Real Estate Holdings Ltd.	2,054,000	697
*,^	Lifetech Scientific Corp.	2,842,058	673
	Logan Property Holdings Co. Ltd.	1,675,468	672
*,^	Leyou Technologies Holdings Ltd.	3,730,000	671
^	China Maple Leaf Educational Systems Ltd.	938,000	657
	Livzon Pharmaceutical Group Inc.	112,210	653
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	634,900	653
*,^	China Modern Dairy Holdings Ltd.	2,887,000	628
*	Glorious Property Holdings Ltd.	5,153,000	617
	Beijing Capital Land Ltd.	1,604,000	615
^	PAX Global Technology Ltd.	974,062	608
	Texhong Textile Group Ltd.	428,000	602
^	Sinosoft Technology Group Ltd.	1,378,000	601
	Xtep International Holdings Ltd.	1,330,379	585
	Fufeng Group Ltd.	1,382,864	584
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,939,417	567
	China SCE Property Holdings Ltd.	1,812,000	553
	Poly Culture Group Corp. Ltd.	205,014	553
	Luthai Textile Co. Ltd. Class B	424,392	538
*	Hangzhou Steam Turbine Co. Ltd. Class B	450,412	530
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	618,173	521
	Xingda International Holdings Ltd.	1,253,000	520
*,2	Haichang Ocean Park Holdings Ltd.	2,451,000	520
	C C Land Holdings Ltd.	1,956,000	519
	Dah Chong Hong Holdings Ltd.	1,231,988	515

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,2	Tian Ge Interactive Holdings Ltd.	763,000	513
*	Chiho-Tiande Group Ltd.	662,000	509
	Harbin Electric Co. Ltd.	1,039,813	507
*	China Oil & Gas Group Ltd.	6,608,000	501
	Shanghai Industrial Urban Development Group Ltd.	1,964,000	498
	Shandong Airlines Co. Ltd. Class B	213,000	490
	China Shineway Pharmaceutical Group Ltd.	474,000	487
	Peak Sport Products Co. Ltd.	1,457,756	485
	Huangshan Tourism Development Co. Ltd. Class B	353,700	484
	Lonking Holdings Ltd.	2,943,313	481
^	China All Access Holdings Ltd.	1,496,000	478
	Weiqiao Textile Co.	686,000	461
	Optics Valley Union Holding Co. Ltd.	4,268,000	456
*	Enerchina Holdings Ltd.	6,537,000	454
*,^	Munsun Capital Group Ltd.	14,046,936	453
	Wasion Group Holdings Ltd.	767,454	451
^	Dongjiang Environmental Co. Ltd.	297,000	450
	Hua Han Health Industry Holdings Ltd.	6,569,183	449
	361 Degrees International Ltd.	1,186,000	445
*	Hi Sun Technology China Ltd.	2,772,101	431
*	China Overseas Grand Oceans Group Ltd.	1,173,000	431
	Shanghai Diesel Engine Co. Ltd. Class B	524,900	428
	China ZhengTong Auto Services Holdings Ltd.	1,330,500	426
^,2	Cosmo Lady China Holdings Co. Ltd.	1,039,131	424
*	O-Net Technologies Group Ltd.	755,000	411
*	Kama Co. Ltd. Class B	401,200	410
	China Fangda Group Co. Ltd. Class B	436,800	403
	China Overseas Property Holdings Ltd.	1,980,000	401
^	Phoenix Satellite Television Holdings Ltd.	1,959,783	396
	Concord New Energy Group Ltd.	7,780,000	390
	COSCO International Holdings Ltd.	826,000	383
*	Shang Gong Group Co. Ltd. Class B	368,800	380
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	400,000	376
	China Suntien Green Energy Corp. Ltd.	2,807,762	375
	Shanghai Jinjiang International Travel Co. Ltd. Class B	101,446	375
	China Power New Energy Development Co. Ltd.	614,000	372
	Tianjin Port Development Holdings Ltd.	2,419,976	371
*	Dongyue Group Ltd.	2,095,000	370
*	China Chengtong Development Group Ltd.	4,216,000	368
*,2	Ozner Water International Holding Ltd.	1,753,000	368
*	Landing International Development Ltd.	15,142,135	364
^	China Singyes Solar Technologies Holdings Ltd.	761,250	363
	Hubei Sanonda Co. Ltd. Class B	344,400	362
	Guorui Properties Ltd.	1,083,000	362
*	PW Medtech Group Ltd.	1,151,000	360
	Guangdong Provincial Expressway Development Co. Ltd. Class B	537,400	360
*	Skyway Securities Group Ltd.	16,299,452	358
*	Sinolink Worldwide Holdings Ltd.	3,052,000	357
	Ajisen China Holdings Ltd.	789,408	355
*	China Huiyuan Juice Group Ltd.	959,000	354
*	AVIC International Holding HK Ltd.	5,506,000	354
*	China Datang Corp. Renewable Power Co. Ltd.	3,848,393	352
	INESA Intelligent Tech Inc. Class B	438,533	351
	Qingling Motors Co. Ltd.	1,124,929	347
	Comba Telecom Systems Holdings Ltd.	1,953,959	346
*,^	TCL Multimedia Technology Holdings Ltd.	681,842	345
^	First Tractor Co. Ltd.	612,954	342
	Shanghai Highly Group Co. Ltd. Class B	429,600	339
	Yashili International Holdings Ltd.	1,666,000	338
*	China Yurun Food Group Ltd.	2,081,000	332
*	EverChina International Holdings Co. Ltd.	6,340,000	330
	Fantasia Holdings Group Co. Ltd.	2,524,500	328
	CPMC Holdings Ltd.	623,000	326
*	North Mining Shares Co. Ltd.	18,052,000	326

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Dawnrays Pharmaceutical Holdings Ltd.	544,000	325
*	Sinotrans Shipping Ltd.	1,991,690	323
*,^	West China Cement Ltd.	3,113,200	317
	Eastern Communications Co. Ltd. Class B	430,850	316
*,^	China Water Industry Group Ltd.	1,844,000	314
	China Lilang Ltd.	553,000	312
*	Lianhua Supermarket Holdings Co. Ltd.	762,000	310
*	Shanghai Zhongyida Co. Ltd. Class B	552,000	305
	Colour Life Services Group Co. Ltd.	404,000	293
*	Hengdeli Holdings Ltd.	2,697,765	292
^	China Electronics Corp. Holdings Co. Ltd.	1,202,000	289
	Tiangong International Co. Ltd.	2,289,478	289
	Hilong Holding Ltd.	1,200,000	286
	Welling Holding Ltd.	1,427,600	285
*,^	Greenland Hong Kong Holdings Ltd.	1,098,000	281
2	Beijing Urban Construction Design & Development Group Co. Ltd.	406,000	280
*	Shanghai Potevio Co. Ltd. Class B	188,700	269
	Tianjin Development Holdings Ltd.	560,000	268
	China Merchants Land Ltd.	1,854,000	262
*	Chongqing Iron & Steel Co. Ltd.	813,500	259
	Xiamen International Port Co. Ltd.	1,177,000	253
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	398,400	248
*	V1 Group Ltd.	4,985,484	247
	Huaxin Cement Co. Ltd. Class B	341,160	244
*	Launch Tech Co. Ltd.	229,000	243
	Minmetals Land Ltd.	1,918,000	242
*	SRE Group Ltd.	8,228,302	241
	HNA Infrastructure Company Ltd.	215,000	240
*	Loudong General Nice Resources China Holdings Ltd.	3,378,000	238
*	Capital Environment Holdings Ltd.	6,830,000	237
*,^	National Agricultural Holdings Ltd.	1,560,000	229
*	China Minsheng Drawin Technology Group Ltd.	5,460,000	228
	NVC Lighting Holding Ltd.	1,626,088	224
*,^	Wisdom Sports Group	694,000	224
*	Mingfa Group International Co. Ltd.	915,541	223
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	236,200	219
	Zhonglu Co. Ltd. Class B	120,500	216
*	Tech Pro Technology Development Ltd.	7,818,804	215
*	Shougang Concord International Enterprises Co. Ltd.	6,497,116	208
*	Baoxin Auto Group Ltd.	638,484	208
*	MIE Holdings Corp.	2,088,000	207
*	China Fiber Optic Network System Group Ltd.	2,215,200	200
2	Kangda International Environmental Co. Ltd.	827,111	194
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	191
	Hydoo International Holding Ltd.	1,746,000	175
*	Shenzhen Chiwan Petroleum Class B	47,000	166
*	China Rare Earth Holdings Ltd.	2,300,548	166
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	164
*,^	China Dynamics Holdings Ltd.	4,458,752	164
	Hefei Meiling Co. Ltd. Class B	267,360	163
*,^	Maoye International Holdings Ltd.	1,709,459	163
^	Boer Power Holdings Ltd.	389,000	156
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	223,180	156
	Changchai Co. Ltd. Class B	238,200	151
	Dalian Refrigeration Co. Ltd. Class B	194,900	151
*	Xinjiang Xinxin Mining Industry Co. Ltd.	1,357,000	148
*,^	E-Commodities Holdings Ltd.	1,439,487	143
*	Daphne International Holdings Ltd.	1,077,996	142
	Fiyta Holdings Ltd. Class B	130,809	132
*	Anxin-China Holdings Ltd.	2,621,200	130
	Real Nutriceutical Group Ltd.	1,539,000	129
*	China Soft Power Technology Holdings Ltd.	5,152,000	123
	Shenguan Holdings Group Ltd.	1,484,000	120
*	China Public Procurement Ltd.	12,780,000	120

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Boshiwa International Holding Ltd.	469,000	102
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
*	Yuanda China Holdings Ltd.	3,464,000	90
*,^	Universal Health International Group Holding Ltd.	1,702,000	77
*	Global Bio-Chem Technology Group Co. Ltd.	3,772,000	66
*,^	China Lumena New Materials Corp.	3,950,000	64
*	Real Gold Mining Ltd.	239,476	26
*	China High Precision Automation Group Ltd.	401,000	—
*,^	China Metal Recycling Holdings Ltd.	332,400	—
			98,137
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	172,160	1,752
	Avianca Holdings SA Preference Shares	514,738	411
			2,163
Czech Republic (0.0%)
	Pegas Nonwovens SA	15,116	485
	Philip Morris CR AS	697	344
			829
Denmark (1.1%)
	GN Store Nord A/S	235,636	4,776
	Sydbank A/S	112,357	3,509
	SimCorp A/S	55,379	3,058
	Royal Unibrew A/S	63,347	2,963
*	Topdanmark A/S	102,932	2,770
^	FLSmidth & Co. A/S	75,720	2,747
	NKT Holding A/S	39,841	2,682
	Dfds A/S	49,925	2,412
	Ambu A/S Class B	36,235	1,878
	Rockwool International A/S Class B	9,715	1,625
*	Bavarian Nordic A/S	47,635	1,614
2	Scandinavian Tobacco Group A/S	74,909	1,296
	Spar Nord Bank A/S	127,215	1,276
	ALK-Abello A/S	8,987	1,216
	Schouw & Co. AB	17,992	1,141
	Matas A/S	51,166	993
	Alm Brand A/S	100,977	760
*	Bang & Olufsen A/S	48,860	540
	Solar A/S Class B	8,511	468
*,^	D/S Norden A/S	12,343	176
*	OW Bunker A/S	24,023	—
			37,900
Egypt (0.1%)
*	Orascom Construction Ltd.	88,802	898
	Palm Hills Developments SAE	2,364,491	609
*	Six of October Development & Investment	365,647	539
*	Pioneers Holding for Financial Investments SAE	546,737	517
	Heliopolis Housing	50,456	332
	Oriental Weavers	268,115	270
*	Orascom Telecom Media And Technology Holding SAE	3,869,476	244
*	Ezz Steel	277,384	218
	Arab Cotton Ginning	470,632	144
*	South Valley Cement	331,061	142
*	Citadel Capital SAE	1,629,403	130
*	Egyptian Resorts Co.	1,346,579	106
*	Maridive & Oil Services SAE	356,111	78
*	Nile Cotton Ginning	31,192	23
			4,250
Finland (1.1%)
	Amer Sports Oyj	185,785	5,055
	Konecranes Oyj	95,977	3,269
	Tieto Oyj	118,395	3,248
	Valmet Oyj	218,588	3,245
	Cargotec Oyj Class B	67,619	2,773

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Outokumpu Oyj	319,354	2,227
^	Metsa Board Oyj	375,503	2,157
	Sponda Oyj	375,674	1,779
	YIT Oyj	192,652	1,607
	Uponor Oyj	83,007	1,412
	Citycon Oyj	591,968	1,387
^	Caverion Corp.	192,221	1,383
	Kemira Oyj	114,888	1,369
	Sanoma Oyj	129,690	1,213
*,^	Outotec Oyj	277,059	1,206
	Cramo Oyj	38,600	1,012
	Oriola-KD Oyj	186,581	874
	Raisio Oyj	191,081	799
	Ramirent Oyj	100,086	738
*	Finnair Oyj	96,436	428
	F-Secure Oyj	94,186	333
*,^	Stockmann OYJ Abp Class B	41,117	307
	Huhtamaki Oyj	1	—
			37,821
France (2.5%)
	Rubis SCA	58,904	5,372
2	Elior Group	208,513	4,684
2	Euronext NV	111,904	4,481
*	Ubisoft Entertainment SA	121,787	4,144
	Nexity SA	68,319	3,430
	Technicolor SA	583,880	3,411
*	Nexans SA	55,642	3,163
	Altran Technologies SA	190,003	2,711
	Alten SA	37,864	2,705
*	DBV Technologies SA	33,790	2,330
	Elis SA	138,750	2,305
	Havas SA	274,015	2,230
*,^	Vallourec SA	443,890	2,181
	Sopra Steria Group	21,158	2,153
	SPIE SA	99,577	1,882
	Korian SA	59,027	1,808
	Metropole Television SA	100,432	1,750
	IPSOS	52,130	1,703
*,2	Worldline SA	61,256	1,683
	Neopost SA	52,744	1,597
^	Television Francaise 1	163,046	1,502
	Vicat SA	23,866	1,501
*	Groupe Fnac SA	21,198	1,447
	Tarkett SA	38,962	1,388
*,^	Air France-KLM	226,504	1,381
	Mercialys SA	62,852	1,302
	Faiveley Transport SA	10,203	1,112
*	Virbac SA	6,754	1,075
*,2	Europcar Groupe SA	114,815	1,067
	Trigano SA	14,718	1,041
	Gaztransport Et Technigaz SA	28,538	964
*,^	Etablissements Maurel et Prom	197,504	869
^	CGG SA	32,492	858
*,^	Genfit	42,603	797
	Coface SA	120,918	783
	Boiron SA	8,080	683
	Beneteau SA	55,885	646
*	Eramet	13,480	633
	FFP	8,155	600
^	Rallye SA	32,771	594
	Vilmorin & Cie SA	9,448	568
^	Bourbon Corp.	42,476	554
*	Fonciere de Paris SIIC	3,700	538
	Assystem	16,766	503

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Bonduelle SCA	20,101	476
	Guerbet	7,451	443
	Interparfums SA	13,631	391
	Mersen	18,626	373
	Derichebourg SA	117,653	368
	Direct Energie	8,723	325
	Jacquet Metal Service	18,428	309
	Albioma SA	16,681	276
	GL Events	15,111	270
*,^	Parrot SA	29,850	265
	Manitou BF SA	12,981	234
	Haulotte Group SA	16,624	230
*	Esso SA Francaise	4,329	174
*	Stallergenes Greer plc	5,097	163
*	Albioma SA Loyalty Line	8,890	147
	Union Financiere de France BQE SA	4,713	125
*	Euro Disney SCA	63,113	80
			82,778
Germany (3.7%)
	STADA Arzneimittel AG	98,907	4,960
*	KUKA AG	43,514	4,938
	Freenet AG	171,575	4,919
	Rheinmetall AG	67,974	4,719
*	Dialog Semiconductor plc	115,041	4,524
	Gerresheimer AG	50,547	3,813
	Aurubis AG	72,731	3,792
	Aareal Bank AG	97,627	3,531
	Deutsche EuroShop AG	74,593	3,224
^	Drillisch AG	68,000	3,107
	TAG Immobilien AG	230,837	3,078
	Software AG	81,931	2,978
*	Nordex SE	103,588	2,728
	alstria office REIT-AG	208,889	2,694
	Jungheinrich AG Preference Shares	79,831	2,520
	Krones AG	24,478	2,497
	Norma Group SE	52,644	2,422
	GRENKE AG	12,339	2,148
	Salzgitter AG	65,107	2,140
	Bechtle AG	19,598	2,061
	TLG Immobilien AG	93,712	1,965
	Leoni AG	50,330	1,909
	CTS Eventim AG & Co. KGaA	50,002	1,795
^	Stroeer SE & Co. KGaA	38,919	1,780
*	Kloeckner & Co. SE	142,325	1,777
*	MorphoSys AG	39,855	1,770
*,^	Bilfinger SE	50,258	1,770
	Nemetschek SE	27,815	1,735
*	Schaeffler AG Preference Shares	112,298	1,702
2	ADO Properties SA	45,950	1,680
	Indus Holding AG	28,058	1,656
2	Deutsche Pfandbriefbank AG	156,403	1,608
	Duerr AG	21,235	1,583
	CompuGroup Medical SE	35,177	1,559
	RHOEN-KLINIKUM AG	51,378	1,430
	Pfeiffer Vacuum Technology AG	15,158	1,375
*	PATRIZIA Immobilien AG	65,040	1,346
*	zooplus AG	9,432	1,343
	DMG Mori AG	29,091	1,332
^	Sixt SE	21,238	1,289
	Takkt AG	50,204	1,191
*,2	Tele Columbus AG	146,960	1,161
	Sixt SE Preference Shares	25,565	1,141
*,^	SGL Carbon SE	90,920	1,135
	KWS Saat SE	3,444	1,127

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Jenoptik AG	61,789	1,062
	BRAAS Monier Building Group SA	35,592	1,026
	Puma SE	4,104	1,023
*,^	Heidelberger Druckmaschinen AG	353,941	940
	XING AG	4,405	898
	Carl Zeiss Meditec AG	24,763	891
*	Vossloh AG	13,631	829
	Draegerwerk AG & Co. KGaA Preference Shares	11,490	820
	Bertrandt AG	7,340	781
*	Wincor Nixdorf AG	10,670	777
^	BayWa AG	21,239	714
^	ElringKlinger AG	44,147	684
	Deutz AG	137,842	682
*	AIXTRON SE	130,897	649
	DIC Asset AG	65,310	627
*	Wuestenrot & Wuerttembergische AG	29,608	589
	Wacker Neuson SE	38,170	528
	Deutsche Beteiligungs AG	15,506	524
*,2	Hapag-Lloyd AG	25,562	509
^	Gerry Weber International AG	38,862	485
	Hamburger Hafen und Logistik AG	29,543	470
	Biotest AG Preference Shares	30,063	419
	comdirect bank AG	40,925	415
*	H&R GmbH & Co. KGaA	22,324	413
^	SMA Solar Technology AG	15,852	407
	Hornbach Baumarkt AG	11,019	348
	Draegerwerk AG & Co. KGaA	4,664	298
	CropEnergies AG	34,813	197
	Biotest AG	9,271	166
			123,123
Greece (0.1%)
*	Mytilineos Holdings SA	120,149	686
*	Public Power Corp. SA	162,297	530
	Hellenic Exchanges SA	95,425	471
	Grivalia Properties REIC AE	57,728	445
	Metka Industrial - Construction SA	48,967	412
	Athens Water Supply & Sewage Co. SA	65,813	390
*	Ellaktor SA	215,887	293
	Aegean Airlines SA	43,229	278
*	GEK Terna Holding Real Estate Construction SA	93,396	216
*	Fourlis Holdings SA	43,671	186
*	TT Hellenic Postbank SA	44,448	8
	Terna Energy SA	2,553	8
			3,923
Hong Kong (2.2%)
	Vitasoy International Holdings Ltd.	1,360,000	2,840
	Fortune REIT (Hong Kong Shares)	2,188,000	2,651
	Man Wah Holdings Ltd.	2,597,200	1,724
	Nexteer Automotive Group Ltd.	1,216,328	1,604
^	China Goldjoy Group Ltd.	16,164,000	1,561
*	Freeman FinTech Corp. Ltd.	22,734,488	1,551
	Luk Fook Holdings International Ltd.	527,000	1,545
	Value Partners Group Ltd.	1,598,498	1,525
	Tongda Group Holdings Ltd.	5,750,000	1,517
	NagaCorp Ltd.	2,374,228	1,465
	HKBN Ltd.	1,125,449	1,327
*	China Baoli Technologies Holdings Ltd.	40,000,000	1,246
	CP Pokphand Co. Ltd.	9,760,000	1,244
	BEP International Holdings Ltd.	17,840,000	1,171
	K Wah International Holdings Ltd.	2,107,000	1,139
	SITC International Holdings Co. Ltd.	1,760,858	1,041
	IGG Inc.	1,414,000	1,031
	Town Health International Medical Group Ltd.	6,437,419	1,029
	Pou Sheng International Holdings Ltd.	3,281,000	1,025

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Sunlight REIT	1,653,000	1,022
	Stella International Holdings Ltd.	576,591	999
	Yuexiu REIT	1,655,000	949
	Pacific Textiles Holdings Ltd.	752,000	947
	Giordano International Ltd.	1,795,735	947
*,^	KuangChi Science Ltd.	2,648,000	922
^	SMI Holdings Group Ltd.	9,240,000	881
	SmarTone Telecommunications Holdings Ltd.	574,730	868
	SEA Holdings Ltd.	339,098	863
*	FDG Electric Vehicles Ltd.	16,183,885	847
*,^,2	IMAX China Holding Inc.	174,300	824
	Truly International Holdings Ltd.	2,105,000	823
*	Pacific Basin Shipping Ltd.	5,354,532	800
*	Vision Fame International Holding Ltd.	2,268,000	790
	Prosperity REIT	1,773,000	766
*,^	Superb Summit International Group Ltd.	3,957,346	745
^	China LNG Group Ltd.	24,720,000	722
	CITIC Telecom International Holdings Ltd.	2,060,004	705
	Yingde Gases Group Co. Ltd.	1,629,000	657
	Chong Hing Bank Ltd.	334,000	656
*	Huayi Tencent Entertainment Co. Ltd.	10,610,000	642
*,^	MMG Ltd.	2,405,127	632
	Goodbaby International Holdings Ltd.	1,298,000	627
	Chow Sang Sang Holdings International Ltd.	347,565	614
*	Nan Hai Corp. Ltd.	18,700,000	613
	G-Resources Group Ltd.	34,347,190	604
	Dynam Japan Holdings Co. Ltd.	416,840	599
*	HC International Inc.	778,000	573
	Far East Consortium International Ltd.	1,379,858	565
^	Sun Hung Kai & Co. Ltd.	891,000	561
*	GCL New Energy Holdings Ltd.	9,349,541	559
*	Convoy Global Holdings Ltd.	17,622,000	544
^,2	Regina Miracle International Holdings Ltd.	530,000	542
*	China Strategic Holdings Ltd.	22,640,000	536
^	Gemdale Properties & Investment Corp. Ltd.	8,118,000	534
	China Harmony New Energy Auto Holding Ltd.	1,119,500	520
	Emperor Capital Group Ltd.	4,907,860	517
	Canvest Environmental Protection Group Co. Ltd.	1,144,000	516
^	TCC International Holdings Ltd.	1,942,500	493
*	United Photovoltaics Group Ltd.	5,560,645	486
	Lai Sun Development Co. Ltd.	23,662,500	484
*	Microport Scientific Corp.	645,000	477
*	Rentian Technology Holdings Ltd.	6,900,000	461
*	Sino Oil And Gas Holdings Ltd.	18,545,000	455
*,^	China Ocean Industry Group Ltd.	15,055,000	442
	Spring REIT	1,037,762	437
*,^	China LotSynergy Holdings Ltd.	10,719,951	434
*	Beijing Enterprises Medical & Health Group Ltd.	7,266,000	421
*	United Laboratories International Holdings Ltd.	738,500	408
*	NetMind Financial Holdings Ltd.	43,864,000	394
*	China Innovative Finance Group Ltd.	3,510,000	390
*	China Medical & HealthCare Group Ltd.	6,682,946	382
*,^	Summit Ascent Holdings Ltd.	1,234,000	377
	Ju Teng International Holdings Ltd.	1,169,002	370
	APT Satellite Holdings Ltd.	558,500	367
	China Aerospace International Holdings Ltd.	2,844,000	366
*	TOM Group Ltd.	1,489,016	364
	NewOcean Energy Holdings Ltd.	1,408,000	363
*	Mei Ah Entertainment Group Ltd.	4,740,000	360
*	China Financial International Investments Ltd.	6,820,000	347
	Liu Chong Hing Investment Ltd.	240,000	338
	Road King Infrastructure Ltd.	394,346	335
	Shenwan Hongyuan HK Ltd.	600,000	330
^	Lee's Pharmaceutical Holdings Ltd.	380,000	329

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	13 Holdings Ltd.	1,113,540	328
*	Midland Holdings Ltd.	888,000	316
*	Kong Sun Holdings Ltd.	6,075,000	305
*,^	Honghua Group Ltd.	2,985,000	303
^	China Silver Group Ltd.	1,516,000	300
*	China Beidahuang Industry Group Holdings Ltd.	4,872,000	282
	Technovator International Ltd.	626,000	258
	TPV Technology Ltd.	1,242,000	237
*	Qianhai Health Holdings Ltd.	10,977,500	232
2	CGN New Energy Holdings Co. Ltd.	1,580,000	229
*,^	Anton Oilfield Services Group	1,687,298	225
*	Yanchang Petroleum International Ltd.	7,630,000	216
*	Emperor Watch & Jewellery Ltd.	5,350,000	213
*,^	Xinchen China Power Holdings Ltd.	1,186,800	207
*	Singamas Container Holdings Ltd.	1,917,960	200
*	Peace Map Holding Ltd.	8,359,788	198
	Parkson Retail Group Ltd.	1,969,500	195
	EVA Precision Industrial Holdings Ltd.	1,726,000	189
	AMVIG Holdings Ltd.	558,000	188
	Yip's Chemical Holdings Ltd.	446,000	182
*	New Sports Group Ltd.	13,910,000	179
*	Suncorp Technologies Ltd.	16,990,000	166
	Inspur International Ltd.	832,000	165
*	SOCAM Development Ltd.	412,725	160
*	Tou Rong Chang Fu Group Ltd.	7,648,000	158
	Varitronix International Ltd.	386,000	157
*	Sunshine Oilsands Ltd.	2,670,500	154
*	New Focus Auto Tech Holdings Ltd.	2,223,482	154
*,^	Haier Healthwise Holdings Ltd.	4,650,000	153
^	China Huarong Energy Co. Ltd.	2,280,900	153
*	Silver Base Group Holdings Ltd.	1,983,712	143
	New World Department Store China Ltd.	942,966	139
*	Trinity Ltd.	1,874,000	138
	Henderson Investment Ltd.	1,597,000	134
*	Hong Kong Television Network Ltd.	659,000	119
*	Mason Financial Holdings Ltd.	5,079,077	116
*	Sincere Watch Hong Kong Ltd.	3,620,000	100
*	Auto Italia Holdings	4,923,702	83
	Polytec Asset Holdings Ltd.	866,221	63
*	China Healthcare Enterprise Group Ltd.	3,625,304	63
*	GT Group Holdings Ltd.	1,477,853	53
*	Winshine Science Co. Ltd.	1,648,000	39
*	Neo-Neon Holdings Ltd.	204,880	32
*	Skyway Securities Group Ltd. Warrants Exp. 02/11/2017	1,939,890	18
			73,319
India (2.8%)
	Apollo Hospitals Enterprise Ltd.	128,998	2,590
*	Bharat Financial Inclusion Ltd.	161,161	2,134
	Page Industries Ltd.	8,360	2,060
	Max Financial Services Ltd.	221,632	1,869
	Federal Bank Ltd.	1,466,471	1,802
	Vakrangee Ltd.	453,992	1,715
*	Alkem Laboratories Ltd.	69,790	1,706
	Berger Paints India Ltd.	401,014	1,547
	Mindtree Ltd.	233,449	1,525
	CRISIL Ltd.	43,225	1,422
	Dewan Housing Finance Corp. Ltd.	268,452	1,321
	MRF Ltd.	1,832	1,316
	Info Edge India Ltd.	92,622	1,251
	Apollo Tyres Ltd.	406,310	1,231
	Arvind Ltd.	193,725	1,202
	Amara Raja Batteries Ltd.	75,667	1,148
	Kansai Nerolac Paints Ltd.	200,188	1,137
	Jubilant Life Sciences Ltd.	109,793	1,135

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
AIA Engineering Ltd.	56,265	1,089
PI Industries Ltd.	83,077	1,075
TVS Motor Co. Ltd.	174,498	1,060
Indian Hotels Co. Ltd.	609,833	1,054
L&T Finance Holdings Ltd.	653,309	1,047
Strides Shasun Ltd.	66,322	1,039
Biocon Ltd.	73,343	1,017
Cholamandalam Investment and Finance Co. Ltd.	57,210	1,016
Dalmia Bharat Ltd.	32,217	993
Ajanta Pharma Ltd.	32,273	987
Gujarat Pipavav Port Ltd.	402,121	980
Manappuram Finance Ltd.	629,438	964
CESC Ltd.	101,140	952
Edelweiss Financial Services Ltd.	498,080	911
* Kajaria Ceramics Ltd.	97,540	907
IRB Infrastructure Developers Ltd.	254,649	896
Blue Dart Express Ltd.	11,741	894
NCC Ltd.	632,108	886
Voltas Ltd.	151,836	880
Bayer CropScience Ltd.	13,320	851
* Suzlon Energy Ltd.	3,721,876	846
Sundaram Finance Ltd.	40,710	837
Jubilant Foodworks Ltd.	54,811	821
Ramco Cements Ltd.	87,376	805
Supreme Industries Ltd.	58,997	798
* Whirlpool of India Ltd.	46,030	775
Muthoot Finance Ltd.	144,057	774
Abbott India Ltd.	10,222	764
* Gillette India Ltd.	11,952	764
Sintex Industries Ltd.	554,951	746
Natco Pharma Ltd.	85,013	743
Credit Analysis & Research Ltd.	32,729	723
Tata Global Beverages Ltd.	343,442	720
Alembic Pharmaceuticals Ltd.	68,511	693
Oberoi Realty Ltd.	128,220	677
* Sun Pharma Advanced Research Co. Ltd.	128,583	676
eClerx Services Ltd.	29,676	675
* Aditya Birla Fashion and Retail Ltd.	278,938	669
Jain Irrigation Systems Ltd.	414,702	668
GRUH Finance Ltd.	132,631	664
Indraprastha Gas Ltd.	50,793	655
2 Syngene International Ltd.	73,526	645
Tube Investments of India Ltd.	68,840	644
* PC Jeweller Ltd.	81,222	623
* Ipca Laboratories Ltd.	66,729	610
National Aluminium Co. Ltd.	740,230	592
WABCO India Ltd.	6,882	583
Persistent Systems Ltd.	59,509	575
* Dish TV India Ltd.	385,889	555
Sanofi India Ltd.	8,466	554
Century Textiles & Industries Ltd.	40,524	552
Thermax Ltd.	43,231	551
* Indiabulls Real Estate Ltd.	412,462	542
KRBL Ltd.	151,438	542
2 Dr Lal PathLabs Ltd.	30,699	542
Sadbhav Engineering Ltd.	129,208	540
Karur Vysya Bank Ltd.	73,098	524
KPIT Technologies Ltd.	243,466	523
Repco Home Finance Ltd.	46,186	522
Welspun India Ltd.	600,220	511
Ceat Ltd.	27,882	507
Hexaware Technologies Ltd.	163,194	500
Prestige Estates Projects Ltd.	170,064	494
Symphony Ltd.	25,718	492

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Redington India Ltd.	312,258	491
Engineers India Ltd.	119,100	481
* Housing Development & Infrastructure Ltd.	383,534	479
Coromandel International Ltd.	109,756	471
Cox & Kings Ltd.	141,462	466
Gujarat State Petronet Ltd.	193,931	458
* Just Dial Ltd.	71,826	456
Indian Bank	130,688	456
GE T&D India Ltd.	88,446	454
Bajaj Corp. Ltd.	72,242	441
IFCI Ltd.	1,129,791	440
Pfizer Ltd.	15,848	433
* Fortis Healthcare Ltd.	160,355	429
Gujarat Gas Ltd.	49,242	422
* TV18 Broadcast Ltd.	630,246	420
India Cements Ltd.	176,674	416
* RattanIndia Power Ltd.	3,300,000	412
Balrampur Chini Mills Ltd.	221,595	383
* Central Bank of India	266,240	364
Gateway Distriparks Ltd.	97,891	362
South Indian Bank Ltd.	1,000,103	356
* Mahindra CIE Automotive Ltd.	118,855	353
Srei Infrastructure Finance Ltd.	319,411	349
Multi Commodity Exchange of India Ltd.	16,653	321
* Hindustan Construction Co. Ltd.	584,926	318
* Bajaj Hindusthan Sugar Ltd.	1,216,638	305
Gujarat Fluorochemicals Ltd.	39,837	302
Jammu & Kashmir Bank Ltd.	294,638	297
PTC India Ltd.	266,177	294
VA Tech Wabag Ltd.	39,337	292
* Kaveri Seed Co. Ltd.	43,858	284
* Jaiprakash Associates Ltd.	1,579,998	264
Karnataka Bank Ltd.	138,910	254
* Unitech Ltd.	2,768,499	250
* Syndicate Bank	224,377	248
* Future Retail Ltd.	98,705	246
* Jet Airways India Ltd.	35,377	243
Marksans Pharma Ltd.	307,220	240
* Indian Overseas Bank	592,984	237
Sobha Ltd.	54,471	228
* Jindal Saw Ltd.	236,850	227
* Allahabad Bank	196,738	223
Welspun Corp. Ltd.	203,488	217
* Vijaya Bank	301,986	200
Gujarat Mineral Development Corp. Ltd.	119,672	199
Raymond Ltd.	21,433	194
Andhra Bank	227,254	192
* Videocon Industries Ltd.	121,343	189
* GE Power India Ltd.	24,317	187
Cyient Ltd.	25,104	184
* DEN Networks Ltd.	148,069	173
* Shipping Corp. of India Ltd.	168,994	172
McLeod Russel India Ltd.	66,186	168
* UCO Bank	314,684	164
Radico Khaitan Ltd.	76,752	162
* Shree Renuka Sugars Ltd.	647,265	151
* Rolta India Ltd.	145,734	137
Chambal Fertilizers and Chemicals Ltd.	140,709	133
* Amtek Auto Ltd.	203,375	132
* Reliance Defence and Engineering Ltd.	142,038	126
* Punj Lloyd Ltd.	315,638	107
* Polaris Consulting & Services Ltd.	33,206	80
* Karnataka Bank Ltd Rights Exp. 11/21/2016	69,455	54
Future Enterprises Ltd.	205,958	49

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	42
* Arvind Infrastructure Ltd.	19,635	28
* JITF Infralogistics Ltd.	21,890	13
* Chennai Super Kings Cricket Ltd.	176,674	—
		94,143
Indonesia (0.7%)
Summarecon Agung Tbk PT	18,207,568	2,300
Ciputra Development Tbk PT	18,375,656	2,224
Lippo Karawaci Tbk PT	31,983,518	2,212
Pakuwon Jati Tbk PT	36,096,034	1,992
AKR Corporindo Tbk PT	2,520,300	1,368
Waskita Karya Persero Tbk PT	6,290,079	1,262
* Aneka Tambang Persero Tbk PT	12,714,319	873
Bank Tabungan Negara Persero Tbk PT	5,520,970	808
Link Net Tbk PT	2,041,800	782
Ace Hardware Indonesia Tbk PT	10,629,300	696
Indo Tambangraya Megah Tbk PT	605,800	665
Wijaya Karya Persero Tbk PT	3,197,500	630
* Alam Sutera Realty Tbk PT	17,822,091	612
Matahari Putra Prima Tbk PT	4,064,900	562
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,228,729	494
Ramayana Lestari Sentosa Tbk PT	4,398,000	462
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,778,200	460
Adhi Karya Persero Tbk PT	2,637,600	458
* Mitra Adiperkasa Tbk PT	1,081,300	456
Intiland Development Tbk PT	8,067,000	356
* Panin Financial Tbk PT	24,203,500	354
BISI International Tbk PT	2,086,120	319
* Siloam International Hospitals Tbk PT	384,500	306
* Lippo Cikarang Tbk PT	610,200	283
Timah Persero Tbk PT	3,940,520	281
* Eagle High Plantations Tbk PT	17,979,000	263
Surya Semesta Internusa Tbk PT	5,761,400	249
Wijaya Karya Beton Tbk PT	3,557,195	242
* Krakatau Steel Persero Tbk PT	4,769,300	241
* Agung Podomoro Land Tbk PT	10,183,000	225
* Gajah Tunggal Tbk PT	2,265,200	217
Salim Ivomas Pratama Tbk PT	4,781,800	183
* Medco Energi Internasional Tbk PT	1,752,671	175
Bekasi Fajar Industrial Estate Tbk PT	7,132,400	170
Sampoerna Agro PT	944,300	138
* Sigmagold Inti Perkasa Tbk PT	8,317,400	73
		23,391
Ireland (0.4%)
Kingspan Group plc	278,294	6,815
C&C Group plc (Dublin Shares)	514,982	1,976
Green REIT plc	1,032,663	1,542
Hibernia REIT plc	1,057,058	1,489
Origin Enterprises plc	192,848	1,196
Irish Continental Group plc	244,841	1,142
* Permanent TSB Group Holdings plc	176,533	480
C&C Group plc (London Shares)	11,196	43
		14,683
Israel (0.4%)
Reit 1 Ltd.	254,949	768
* Mazor Robotics Ltd.	63,707	730
* Partner Communications Co. Ltd.	134,688	628
* Cellcom Israel Ltd. (Registered)	75,342	569
* Jerusalem Oil Exploration	12,817	564
IDI Insurance Co. Ltd.	11,042	548
* Jerusalem Economy Ltd.	228,754	517
* Nova Measuring Instruments Ltd.	41,974	502
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,868	477

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Delta-Galil Industries Ltd.	16,285	464
*	Compugen Ltd.	73,853	418
	Africa Israel Properties Ltd.	23,694	408
	Shufersal Ltd.	104,316	394
	B Communications Ltd.	16,482	365
*	Clal Insurance Enterprises Holdings Ltd.	30,123	346
	Formula Systems 1985 Ltd.	8,777	338
*	Phoenix Holdings Ltd.	113,236	323
*	Naphtha Israel Petroleum Corp. Ltd.	58,194	316
	Bayside Land Corp.	792	310
	Electra Ltd.	2,231	307
*	Menora Mivtachim Holdings Ltd.	33,600	299
	Big Shopping Centers Ltd.	4,114	276
*	Allot Communications Ltd.	49,625	259
*	Evogene Ltd.	42,085	251
*	Gilat Satellite Networks Ltd.	56,590	248
*	Migdal Insurance & Financial Holding Ltd.	366,839	243
	Norstar Holdings Inc.	14,227	241
*	Kenon Holdings Ltd.	23,335	227
*	AudioCodes Ltd.	38,938	206
*	Silicom Ltd.	5,456	203
*	Ceragon Networks Ltd.	74,431	196
	Property & Building Corp. Ltd.	2,146	177
*	Kamada Ltd.	28,037	162
*	Africa Israel Investments Ltd.	65,216	19
			12,299
Italy (2.5%)
^	Banco Popolare SC	1,348,627	3,893
	Moncler SPA	232,089	3,864
	Banca Popolare dell'Emilia Romagna SC	784,416	3,686
	A2A SPA	2,524,263	3,438
^	Banca Popolare di Milano Scarl	7,223,527	3,311
	Brembo SPA	49,306	3,053
*	Yoox Net-A-Porter Group SPA	101,525	2,920
	Hera SPA	1,093,359	2,795
	Cerved Information Solutions SPA	315,265	2,538
	DiaSorin SPA	39,397	2,421
	Azimut Holding SPA	147,182	2,362
	Banca Popolare di Sondrio SCPA	691,845	2,310
	Unipol Gruppo Finanziario SPA	750,042	2,296
	Buzzi Unicem SPA	111,031	2,159
	Interpump Group SPA	130,552	2,094
	De' Longhi SPA	86,963	2,035
	Banca Generali SPA	87,659	1,949
	Ansaldo STS SPA	152,331	1,751
2	Infrastrutture Wireless Italiane SPA	367,291	1,736
2	Anima Holding SPA	343,905	1,675
	Autogrill SPA	193,523	1,613
	Societa Cattolica di Assicurazioni SCRL	256,935	1,554
	Industria Macchine Automatiche SPA	23,377	1,446
	Iren SPA	765,820	1,374
	Amplifon SPA	120,618	1,274
*	Ei Towers SPA	25,642	1,208
^	Tod's SPA	20,404	1,192
*,^	Banca Monte dei Paschi di Siena SPA	3,900,217	1,045
	Societa Iniziative Autostradali e Servizi SPA	108,500	1,016
2	OVS SPA	185,131	1,014
	ACEA SPA	74,323	963
	Beni Stabili SpA SIIQ	1,611,582	940
	MARR SPA	49,952	920
^	Saras SPA	523,570	909
	Banca IFIS SPA	30,283	877
	Danieli & C Officine Meccaniche SPA RSP	63,692	853
	ERG SPA	76,002	844

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Brunello Cucinelli SPA	42,147	835
	Reply SPA	6,623	833
	Credito Valtellinese SC	1,757,489	773
^	Salini Impregilo SPA	245,523	684
	Buzzi Unicem SPA	65,768	671
	Credito Emiliano SPA	115,569	651
	Datalogic SPA	30,000	629
	Italmobiliare SPA	12,215	580
2	RAI Way SPA	139,897	547
	CIR-Compagnie Industriali Riunite SPA	472,961	527
*	Safilo Group SPA	50,012	523
	ASTM SPA	46,233	499
^	Cairo Communication SPA	106,839	458
^	Piaggio & C SPA	255,579	446
	Immobiliare Grande Distribuzione SIIQ SPA	553,078	426
*,^	Banca Carige SPA	1,032,824	353
	Cementir Holding SPA	71,516	349
	Danieli & C Officine Meccaniche SPA	17,125	320
*	Fincantieri SPA	689,732	313
	Esprinet SPA	37,887	281
^	Astaldi SPA	65,899	266
	Zignago Vetro SPA	42,612	258
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	235,776	253
^	Geox SPA	115,926	250
*	Gruppo Editoriale L'Espresso SPA	243,892	203
*	Juventus Football Club SPA	609,367	196
*	Arnoldo Mondadori Editore SPA	185,763	184
	Cofide SPA	431,222	183
	DeA Capital SPA	131,828	156
	Falck Renewables SPA	157,843	141
			84,116
Japan (16.2%)
	Mebuki Financial Group Inc.	1,504,100	5,353
	Morinaga & Co. Ltd.	66,703	3,103
	Penta-Ocean Construction Co. Ltd.	473,900	2,824
	Morinaga Milk Industry Co. Ltd.	334,678	2,696
	NOF Corp.	237,207	2,578
	Ulvac Inc.	81,496	2,573
	ADEKA Corp.	167,155	2,527
	Aica Kogyo Co. Ltd.	88,500	2,525
*,^	Tokuyama Corp.	586,050	2,506
	Sankyu Inc.	415,542	2,447
	Tokyo Ohka Kogyo Co. Ltd.	66,413	2,358
	Toagosei Co. Ltd.	211,592	2,355
	Nihon Parkerizing Co. Ltd.	165,561	2,281
	Kyowa Exeo Corp.	151,090	2,269
	Amano Corp.	119,768	2,228
	Nikkon Holdings Co. Ltd.	103,448	2,222
	Tsubakimoto Chain Co.	279,710	2,216
	Mitsui Mining & Smelting Co. Ltd.	949,000	2,114
	Sangetsu Corp.	108,920	2,103
	Nippon Gas Co. Ltd.	68,836	2,083
	Ship Healthcare Holdings Inc.	71,200	2,083
	Nishimatsu Construction Co. Ltd.	443,252	2,070
	Iwatani Corp.	344,124	2,055
	Nippon Light Metal Holdings Co. Ltd.	894,923	2,038
	Hazama Ando Corp.	313,879	2,023
	Ogaki Kyoritsu Bank Ltd.	563,740	2,017
	TechnoPro Holdings Inc.	58,600	2,007
	Maeda Corp.	216,306	2,004
	Arcs Co. Ltd.	77,100	1,935
	Mitsubishi Pencil Co. Ltd.	38,600	1,931
	Hanwa Co. Ltd.	315,415	1,930
	Nippon Suisan Kaisha Ltd.	400,862	1,927

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	SHO-BOND Holdings Co. Ltd.	39,900	1,924
	Colowide Co. Ltd.	98,200	1,908
	Kokuyo Co. Ltd.	143,740	1,904
	Kiyo Bank Ltd.	114,596	1,900
	Oki Electric Industry Co. Ltd.	143,706	1,875
	Toho Holdings Co. Ltd.	89,018	1,868
	Fuji Machine Manufacturing Co. Ltd.	145,388	1,850
	Valor Holdings Co. Ltd.	65,100	1,847
	Kenedix Inc.	438,700	1,845
	Maruha Nichiro Corp.	63,646	1,765
	Hitachi Kokusai Electric Inc.	87,459	1,747
	Trusco Nakayama Corp.	33,700	1,742
	San-A Co. Ltd.	31,644	1,723
	Fuyo General Lease Co. Ltd.	33,747	1,711
	Okumura Corp.	295,213	1,701
	Yoshinoya Holdings Co. Ltd.	112,720	1,698
	Nanto Bank Ltd.	44,400	1,688
	Hokkoku Bank Ltd.	498,000	1,668
	Topre Corp.	71,800	1,663
	Sakata Seed Corp.	57,556	1,657
	Tokyo Seimitsu Co. Ltd.	59,234	1,616
	Kumagai Gumi Co. Ltd.	606,080	1,610
	Takasago Thermal Engineering Co. Ltd.	113,952	1,607
	Yaoko Co. Ltd.	38,100	1,600
	Musashino Bank Ltd.	57,700	1,593
	Toyo Ink SC Holdings Co. Ltd.	342,647	1,593
	Duskin Co. Ltd.	81,960	1,574
	Fujitec Co. Ltd.	136,468	1,561
	Fuji Oil	80,805	1,558
	Tokyo Dome Corp.	163,678	1,556
	Meitec Corp.	45,646	1,556
	Mandom Corp.	32,927	1,536
	Hokuetsu Kishu Paper Co. Ltd.	245,021	1,533
	Fuji Seal International Inc.	37,148	1,531
^	Daio Paper Corp.	127,554	1,531
	Okasan Securities Group Inc.	287,000	1,526
	Nichias Corp.	171,139	1,523
	Nippon Seiki Co. Ltd.	77,832	1,505
	Nihon Unisys Ltd.	120,741	1,471
*,^	euglena Co. Ltd.	108,100	1,469
	Hitachi Zosen Corp.	291,510	1,467
	Inaba Denki Sangyo Co. Ltd.	40,420	1,467
^	Nissha Printing Co. Ltd.	60,460	1,464
	GMO Internet Inc.	109,561	1,463
	Ryosan Co. Ltd.	45,857	1,412
	Yodogawa Steel Works Ltd.	51,533	1,407
^	Okamoto Industries Inc.	129,000	1,396
	Hyakujushi Bank Ltd.	409,000	1,393
	KYB Corp.	299,000	1,367
	Asatsu-DK Inc.	48,900	1,357
	Tomy Co. Ltd.	125,217	1,353
	Takara Standard Co. Ltd.	72,299	1,343
	Sumitomo Bakelite Co. Ltd.	246,000	1,336
^	Ai Holdings Corp.	53,800	1,322
	Hogy Medical Co. Ltd.	20,061	1,321
	Toho Bank Ltd.	341,664	1,297
	MOS Food Services Inc.	38,158	1,282
	Tokyo TY Financial Group Inc.	39,966	1,279
	Daiseki Co. Ltd.	61,487	1,262
	Central Glass Co. Ltd.	306,566	1,254
	Tokyu Construction Co. Ltd.	123,800	1,251
	Fuji Kyuko Co. Ltd.	108,400	1,243
	Onward Holdings Co. Ltd.	185,000	1,238
	Totetsu Kogyo Co. Ltd.	43,600	1,236

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
PALTAC Corp.	49,500	1,215
TPR Co. Ltd.	41,924	1,212
Okamura Corp.	123,532	1,212
^ Shima Seiki Manufacturing Ltd.	43,000	1,212
Takeuchi Manufacturing Co. Ltd.	62,400	1,209
DCM Holdings Co. Ltd.	137,888	1,208
Bank of Okinawa Ltd.	34,144	1,199
^ Jin Co. Ltd.	22,900	1,189
Yamanashi Chuo Bank Ltd.	242,311	1,185
Nichi-iko Pharmaceutical Co. Ltd.	66,002	1,184
Nippon Densetsu Kogyo Co. Ltd.	64,903	1,182
Hyakugo Bank Ltd.	321,000	1,182
FCC Co. Ltd.	53,543	1,181
Nippon Flour Mills Co. Ltd.	79,729	1,179
TOMONY Holdings Inc.	228,200	1,179
Paramount Bed Holdings Co. Ltd.	30,900	1,177
^ Okinawa Electric Power Co. Inc.	49,531	1,147
^ Saibu Gas Co. Ltd.	487,734	1,143
United Arrows Ltd.	41,867	1,143
UACJ Corp.	349,852	1,137
Daikyonishikawa Corp.	87,600	1,134
Anritsu Corp.	213,400	1,132
Siix Corp.	28,200	1,129
* Nippon Sheet Glass Co. Ltd.	138,600	1,126
Taikisha Ltd.	44,443	1,123
Kuroda Electric Co. Ltd.	57,500	1,119
SMS Co. Ltd.	42,900	1,117
ZERIA Pharmaceutical Co. Ltd.	66,640	1,117
Noritz Corp.	53,687	1,113
Accordia Golf Co. Ltd.	110,176	1,112
Joyful Honda Co. Ltd.	40,174	1,109
Sumitomo Mitsui Construction Co. Ltd.	1,162,032	1,107
cocokara fine Inc.	28,589	1,106
Kyoritsu Maintenance Co. Ltd.	18,380	1,103
Keihin Corp.	66,821	1,092
Unipres Corp.	56,180	1,084
Kameda Seika Co. Ltd.	20,700	1,084
Bank of Iwate Ltd.	25,624	1,079
^ Milbon Co. Ltd.	24,060	1,078
Nissin Electric Co. Ltd.	80,600	1,075
^ EDION Corp.	120,433	1,067
Takuma Co. Ltd.	116,000	1,066
Kanematsu Corp.	647,000	1,065
^ Nachi-Fujikoshi Corp.	280,510	1,064
CKD Corp.	85,200	1,061
Nichiha Corp.	42,900	1,060
Senko Co. Ltd.	153,200	1,059
J Trust Co. Ltd.	129,100	1,055
Transcosmos Inc.	41,596	1,052
Gurunavi Inc.	38,200	1,046
^ Yamagata Bank Ltd.	241,426	1,043
Kadokawa Dwango Corp.	70,302	1,038
Nishimatsuya Chain Co. Ltd.	73,200	1,030
Tokyo Steel Manufacturing Co. Ltd.	148,300	1,029
Saizeriya Co. Ltd.	39,021	1,028
Showa Sangyo Co. Ltd.	192,000	1,027
Takara Bio Inc.	70,800	1,023
Aomori Bank Ltd.	301,616	1,019
Meidensha Corp.	303,935	1,017
* Pioneer Corp.	410,813	1,008
^ Bank of Nagoya Ltd.	28,312	997
Kanamoto Co. Ltd.	41,400	995
TOKAI Holdings Corp.	153,000	983
Ichibanya Co. Ltd.	25,968	982

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
NSD Co. Ltd.	60,534	974
Ci:z Holdings Co. Ltd.	33,900	972
Descente Ltd.	69,500	964
Earth Chemical Co. Ltd.	20,543	953
Plenus Co. Ltd.	46,000	947
Sumitomo Warehouse Co. Ltd.	177,064	947
Taiyo Holdings Co. Ltd.	25,200	945
NET One Systems Co. Ltd.	129,900	944
IBJ Leasing Co. Ltd.	45,101	943
Life Corp.	29,000	941
Nomura Co. Ltd.	58,000	941
Nippon Soda Co. Ltd.	210,127	931
Eizo Corp.	29,456	930
Shinmaywa Industries Ltd.	119,968	929
Chiyoda Co. Ltd.	39,100	928
Komori Corp.	73,100	928
Tokai Carbon Co. Ltd.	305,000	927
Fukui Bank Ltd.	350,557	927
Makino Milling Machine Co. Ltd.	145,901	927
Heiwado Co. Ltd.	44,400	924
Seikagaku Corp.	57,564	923
^ Zojirushi Corp.	66,600	918
As One Corp.	20,400	915
Kureha Corp.	23,902	914
Hitachi Maxell Ltd.	50,000	911
Morita Holdings Corp.	60,366	909
TOC Co. Ltd.	99,646	900
Oita Bank Ltd.	236,079	894
Nissin Kogyo Co. Ltd.	60,109	889
^ Daihen Corp.	152,759	886
Futaba Corp.	54,232	885
Sakata INX Corp.	67,600	885
Toshiba Plant Systems & Services Corp.	54,624	881
Gunze Ltd.	260,079	873
Takara Leben Co. Ltd.	128,100	869
Sanyo Special Steel Co. Ltd.	168,852	866
Fuji Soft Inc.	32,574	865
Nagaileben Co. Ltd.	39,400	865
Asahi Holdings Inc.	47,700	859
Nippon Signal Company Ltd.	96,600	857
Aichi Bank Ltd.	15,404	853
Akita Bank Ltd.	252,000	844
Marudai Food Co. Ltd.	176,591	841
Toei Co. Ltd.	104,648	841
Starts Corp. Inc.	45,315	840
^ Atom Corp.	127,057	840
* Infomart Corp.	70,600	836
BML Inc.	31,500	835
Doutor Nichires Holdings Co. Ltd.	41,637	833
Sanki Engineering Co. Ltd.	91,767	832
Ryobi Ltd.	206,435	832
Nikkiso Co. Ltd.	94,161	832
Fancl Corp.	55,004	831
Token Corp.	11,486	830
Aichi Steel Corp.	17,202	828
Nichicon Corp.	96,583	828
Kato Sangyo Co. Ltd.	34,300	826
Nitto Boseki Co. Ltd.	254,056	826
Raito Kogyo Co. Ltd.	68,500	825
Seiren Co. Ltd.	70,500	825
* Toshiba TEC Corp.	185,000	825
Chudenko Corp.	39,600	823
Aeon Delight Co. Ltd.	27,800	822
Yamazen Corp.	102,300	816

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Iseki & Co. Ltd.	328,872	813
^	Ehime Bank Ltd.	61,600	813
	Alpine Electronics Inc.	60,448	807
	Nippon Steel & Sumikin Bussan Corp.	21,949	804
	Prima Meat Packers Ltd.	221,440	804
	Furukawa Co. Ltd.	502,988	803
	Kitz Corp.	139,548	802
	TSI Holdings Co. Ltd.	142,600	802
	Dip Corp.	30,100	797
	Daibiru Corp.	91,743	797
	Obara Group Inc.	18,360	791
^	Financial Products Group Co. Ltd.	90,500	791
	Nisshin Oillio Group Ltd.	173,262	788
	Kohnan Shoji Co. Ltd.	39,800	787
	Mirait Holdings Corp.	88,671	786
	Unizo Holdings Co. Ltd.	28,200	786
	Hokuetsu Bank Ltd.	33,021	780
	Axial Retailing Inc.	21,630	777
	Musashi Seimitsu Industry Co. Ltd.	31,615	774
	Oiles Corp.	42,508	771
	Piolax Inc.	12,100	769
	Inabata & Co. Ltd.	70,700	769
	United Super Markets Holdings Inc.	85,050	768
	Fuso Chemical Co. Ltd.	36,000	768
	Heiwa Real Estate Co. Ltd.	53,872	767
	V Technology Co. Ltd.	6,400	762
	Internet Initiative Japan Inc.	43,156	762
	Mitsuba Corp.	52,124	761
	Star Micronics Co. Ltd.	53,264	758
	Sato Holdings Corp.	34,400	758
	Sanyo Chemical Industries Ltd.	16,654	753
	Pacific Industrial Co. Ltd.	60,800	748
	Mizuno Corp.	138,782	747
	Aida Engineering Ltd.	86,706	745
	Chofu Seisakusho Co. Ltd.	28,900	743
	Marusan Securities Co. Ltd.	89,255	741
	Toridoll Holdings Corp.	32,000	741
	Takasago International Corp.	27,600	740
	Toyo Engineering Corp.	215,684	739
	Nitta Corp.	28,500	738
	Fujicco Co. Ltd.	32,205	737
	Kura Corp.	14,600	736
	Jaccs Co. Ltd.	187,000	733
	Mani Inc.	31,500	733
	Dydo Drinco Inc.	13,244	733
	Doshisha Co. Ltd.	35,300	730
	kabu.com Securities Co. Ltd.	231,200	728
	Foster Electric Co. Ltd.	39,185	719
	Shikoku Bank Ltd.	303,703	717
*,^	Mitsumi Electric Co. Ltd.	117,849	716
	Tochigi Bank Ltd.	148,312	715
	Noevir Holdings Co. Ltd.	23,600	715
	VT Holdings Co. Ltd.	132,800	713
	AOKI Holdings Inc.	58,804	711
	Max Co. Ltd.	59,000	711
	Kintetsu World Express Inc.	52,200	710
^	Next Co. Ltd.	84,300	708
	Japan Wool Textile Co. Ltd.	96,889	706
	Kisoji Co. Ltd.	32,760	706
	Toho Zinc Co. Ltd.	200,758	701
	Royal Holdings Co. Ltd.	40,500	700
	Shinko Electric Industries Co. Ltd.	107,800	695
	Tachi-S Co. Ltd.	41,800	694
	Shizuoka Gas Co. Ltd.	88,300	693

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Riso Kagaku Corp.	39,984	693
	Create SD Holdings Co. Ltd.	33,018	691
	Monex Group Inc.	301,187	690
	Daiho Corp.	125,000	687
	Sekisui Jushi Corp.	41,600	685
	Bank of the Ryukyus Ltd.	52,067	685
	Round One Corp.	96,700	683
	Bunka Shutter Co. Ltd.	81,900	679
	Eighteenth Bank Ltd.	219,000	679
*,^	Pacific Metals Co. Ltd.	225,088	677
	Seiko Holdings Corp.	206,291	675
	Kotobuki Spirits Co. Ltd.	28,500	672
^	Wacom Co. Ltd.	222,136	670
	Nishio Rent All Co. Ltd.	22,200	670
*,^	W-Scope Corp.	37,400	669
*,^	Outsourcing Inc.	17,600	668
	Hiday Hidaka Corp.	26,680	665
	Yondoshi Holdings Inc.	26,500	662
	Hosiden Corp.	89,167	661
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	124,016	661
	Benefit One Inc.	22,800	659
	TKC Corp.	22,249	657
	Create Restaurants Holdings Inc.	69,270	657
	DTS Corp.	29,500	654
	Daiwabo Holdings Co. Ltd.	268,761	649
	Ringer Hut Co. Ltd.	25,500	649
	Kurabo Industries Ltd.	324,000	647
	Shibuya Corp.	31,000	644
^	Yokohama Reito Co. Ltd.	63,400	641
	Press Kogyo Co. Ltd.	131,400	640
	Kyoei Steel Ltd.	33,412	636
	Japan Securities Finance Co. Ltd.	142,841	635
	Eiken Chemical Co. Ltd.	23,200	634
^	Sankyo Tateyama Inc.	40,100	631
	Kenko Mayonnaise Co. Ltd.	17,200	631
	Bando Chemical Industries Ltd.	65,500	630
	Miyazaki Bank Ltd.	221,932	625
	Hitachi Koki Co. Ltd.	73,600	623
	Ohsho Food Service Corp.	16,174	622
	Goldwin Inc.	13,500	619
	Sintokogio Ltd.	71,000	619
^	Yonex Co. Ltd.	14,000	618
	Sanyo Electric Railway Co. Ltd.	125,000	617
	Avex Group Holdings Inc.	46,600	616
	EPS Holdings Inc.	46,800	614
	Topy Industries Ltd.	26,479	614
	Yuasa Trading Co. Ltd.	25,600	613
	Chugoku Marine Paints Ltd.	83,000	604
	Konoike Transport Co. Ltd.	45,600	604
	Relia Inc.	63,000	604
	Shikoku Chemicals Corp.	63,000	604
	NEC Networks & System Integration Corp.	33,900	602
	Ricoh Leasing Co. Ltd.	20,806	601
^	Tekken Corp.	184,000	598
	Elecom Co. Ltd.	29,200	597
^	St. Marc Holdings Co. Ltd.	21,200	595
	G-Tekt Corp.	31,200	593
^	Hokuto Corp.	30,424	592
	Macnica Fuji Electronics Holdings Inc.	47,113	590
	Sanken Electric Co. Ltd.	166,648	590
	San-Ai Oil Co. Ltd.	83,500	589
	Starzen Co. Ltd.	11,100	588
	Asahi Diamond Industrial Co. Ltd.	78,822	587
	Eagle Industry Co. Ltd.	41,100	586

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Tokai Corp.	17,200	586
Tsukishima Kikai Co. Ltd.	52,200	584
Micronics Japan Co. Ltd.	50,300	581
Dexerials Corp.	72,300	581
Nitto Kogyo Corp.	39,488	579
Kanto Denka Kogyo Co. Ltd.	69,000	579
Daido Metal Co. Ltd.	53,600	578
T Hasegawa Co. Ltd.	32,700	577
Tv Tokyo Holdings Corp.	25,200	577
Zenrin Co. Ltd.	33,000	576
Fuji Co. Ltd.	27,200	571
Fukushima Industries Corp.	16,700	570
Iino Kaiun Kaisha Ltd.	153,136	570
Minato Bank Ltd.	31,100	569
Mitsuboshi Belting Ltd.	66,000	569
Fujimori Kogyo Co. Ltd.	22,900	569
Osaka Soda Co. Ltd.	131,000	560
Open House Co. Ltd.	26,500	560
* Miroku Jyoho Service Co. Ltd.	28,600	559
* Unitika Ltd.	828,000	559
Toa Corp. (Tokyo Shares 1885)	26,500	558
Wakita & Co. Ltd.	65,300	557
Toshiba Machine Co. Ltd.	154,000	556
Geo Holdings Corp.	43,700	554
^ S Foods Inc.	20,700	554
Okabe Co. Ltd.	64,835	553
Bank of Saga Ltd.	212,000	553
^ Nippon Synthetic Chemical Industry Co. Ltd.	64,000	551
Belc Co. Ltd.	13,600	550
Vital KSK Holdings Inc.	51,700	547
ASKA Pharmaceutical Co. Ltd.	31,600	545
JVC Kenwood Corp.	201,740	545
^ JCR Pharmaceuticals Co. Ltd.	21,694	544
Takamatsu Construction Group Co. Ltd.	22,900	543
Hibiya Engineering Ltd.	34,600	543
Sanden Holdings Corp.	175,000	542
Trancom Co. Ltd.	9,300	541
Osaki Electric Co. Ltd.	56,000	537
^ Megachips Corp.	26,581	534
Xebio Holdings Co. Ltd.	34,108	529
Sumitomo Riko Co. Ltd.	55,000	527
Itochu Enex Co. Ltd.	68,300	525
Kyokuto Kaihatsu Kogyo Co. Ltd.	44,400	524
Menicon Co. Ltd.	18,500	524
Towa Bank Ltd.	495,000	523
Japan Pulp & Paper Co. Ltd.	156,000	523
Optex Co. Ltd.	20,500	522
Fujibo Holdings Inc.	16,400	519
Tsubaki Nakashima Co. Ltd.	32,600	518
Mitsui Sugar Co. Ltd.	23,000	518
Katakura Industries Co. Ltd.	42,300	514
Pressance Corp.	44,348	511
Yokogawa Bridge Holdings Corp.	46,300	509
Clarion Co. Ltd.	154,000	505
Justsystems Corp.	51,500	505
* Japan Material Co. Ltd.	14,200	503
Modec Inc.	29,588	500
Key Coffee Inc.	25,193	499
Futaba Industrial Co. Ltd.	83,500	499
T-Gaia Corp.	32,400	498
Fukuda Corp.	42,000	495
Nohmi Bosai Ltd.	33,100	494
Sumitomo Seika Chemicals Co. Ltd.	13,200	494
Nippon Koei Co. Ltd.	105,000	493

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Tosho Co. Ltd.	11,300	489
Mitsui-Soko Holdings Co. Ltd.	161,762	488
YAMABIKO Corp.	49,300	488
J-Oil Mills Inc.	13,700	487
Inageya Co. Ltd.	35,800	485
* Rokko Butter Co. Ltd.	18,000	485
Fujimi Inc.	31,147	485
Namura Shipbuilding Co. Ltd.	79,448	484
Shindengen Electric Manufacturing Co. Ltd.	112,000	484
Funai Soken Holdings Inc.	31,300	484
Anest Iwata Corp.	47,900	482
Showa Corp.	73,592	482
Belluna Co. Ltd.	72,000	480
^ Anicom Holdings Inc.	21,400	479
^ F@N Communications Inc.	64,200	479
Enplas Corp.	15,453	477
^ NichiiGakkan Co. Ltd.	57,300	477
Bell System24 Holdings Inc.	50,900	477
Taihei Dengyo Kaisha Ltd.	46,000	477
Jeol Ltd.	114,000	476
Riken Corp.	13,000	476
Joshin Denki Co. Ltd.	55,653	476
Warabeya Nichiyo Holdings Co. Ltd.	19,700	475
Pack Corp.	17,500	475
Tamura Corp.	115,000	473
^ Matsuya Co. Ltd.	58,800	470
Teikoku Sen-I Co. Ltd.	31,684	470
Towa Pharmaceutical Co. Ltd.	12,594	470
Tsukui Corp.	71,600	470
Kyokuto Securities Co. Ltd.	32,300	467
Wowow Inc.	16,300	466
Denki Kogyo Co. Ltd.	84,400	465
Riken Vitamin Co. Ltd.	10,700	464
Tokushu Tokai Paper Co. Ltd.	13,600	463
Yellow Hat Ltd.	21,700	463
Konishi Co. Ltd.	38,900	462
Tsugami Corp.	84,000	461
Yorozu Corp.	29,176	459
Cawachi Ltd.	17,800	458
Maruwa Co. Ltd.	12,100	457
Nippon Ceramic Co. Ltd.	24,700	456
Sodick Co. Ltd.	60,378	453
Systena Corp.	25,900	452
Tsurumi Manufacturing Co. Ltd.	31,000	451
^ Alpen Co. Ltd.	24,500	446
Toyo Construction Co. Ltd.	106,900	446
* Kintetsu Department Store Co. Ltd.	134,000	446
Noritake Co. Ltd.	19,500	445
Tocalo Co. Ltd.	19,800	444
Daiken Corp.	21,400	444
Tokyotokeiba Co. Ltd.	226,000	444
Goldcrest Co. Ltd.	24,380	443
Jimoto Holdings Inc.	262,282	442
Arcland Sakamoto Co. Ltd.	37,000	441
^ METAWATER Co. Ltd.	16,100	439
Stella Chemifa Corp.	12,500	439
Daisan Bank Ltd.	25,803	437
Nissin Corp.	131,000	435
FIDEA Holdings Co. Ltd.	241,800	435
Hamakyorex Co. Ltd.	23,300	434
Nagatanien Holdings Co. Ltd.	34,000	434
Torii Pharmaceutical Co. Ltd.	18,800	433
Kansai Urban Banking Corp.	39,000	432
JSP Corp.	18,000	430

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Sanyo Denki Co. Ltd.	66,000	429
	Neturen Co. Ltd.	52,800	428
	Nihon Chouzai Co. Ltd.	10,200	426
	Shinko Plantech Co. Ltd.	57,400	426
	Kasai Kogyo Co. Ltd.	37,400	424
	Canon Electronics Inc.	27,194	423
	Sakai Chemical Industry Co. Ltd.	117,546	419
	Okuwa Co. Ltd.	40,000	419
	Ines Corp.	37,500	417
^	IDOM Inc.	79,700	416
	Nippon Chemi-Con Corp.	238,816	415
	Sagami Chain Co. Ltd.	34,396	413
	Roland DG Corp.	17,400	411
	Mitani Sekisan Co. Ltd.	16,400	410
	Ihara Chemical Industry Co. Ltd.	47,800	408
	Kato Works Co. Ltd.	16,241	407
	Sogo Medical Co. Ltd.	13,300	404
	Cosel Co. Ltd.	33,600	402
*	Nissei Build Kogyo Co. Ltd.	86,000	402
	Maruzen Showa Unyu Co. Ltd.	99,000	402
	Nichiden Corp.	14,000	401
	Dai Nippon Toryo Co. Ltd.	187,000	400
^	Kappa Create Co. Ltd.	34,488	400
	Koa Corp.	43,400	400
	Rock Field Co. Ltd.	28,768	400
	Tamron Co. Ltd.	22,800	399
	Kaga Electronics Co. Ltd.	27,300	399
*	Ishihara Sangyo Kaisha Ltd.	52,500	398
	Yahagi Construction Co. Ltd.	43,300	397
*	Vector Inc.	33,600	397
	Kyodo Printing Co. Ltd.	117,000	397
	PAL GROUP Holdings Co. Ltd.	16,000	396
	Ryoyo Electro Corp.	31,142	396
	Ichiyoshi Securities Co. Ltd.	52,800	396
	Chukyo Bank Ltd.	17,800	395
	Itoki Corp.	63,700	393
	Matsuya Foods Co. Ltd.	12,100	392
	Aisan Industry Co. Ltd.	48,200	392
	Michinoku Bank Ltd.	197,000	392
	BRONCO BILLY Co. Ltd.	13,200	391
	Daiichi Jitsugyo Co. Ltd.	70,000	388
	Nippon Thompson Co. Ltd.	98,000	388
	Digital Arts Inc.	14,300	385
	UKC Holdings Corp.	22,800	382
	Nittetsu Mining Co. Ltd.	9,100	380
	Tanseisha Co. Ltd.	50,400	379
	Nitto Kohki Co. Ltd.	16,400	379
*	Chiyoda Integre Co. Ltd.	18,200	377
	Melco Holdings Inc.	13,900	376
^	Nihon Nohyaku Co. Ltd.	68,900	376
	Qol Co. Ltd.	23,799	375
*	CMK Corp.	70,700	373
*,^	OSAKA Titanium Technologies Co. Ltd.	27,800	373
	Tenma Corp.	21,500	372
^	Fujita Kanko Inc.	112,000	372
	Union Tool Co.	14,400	372
	Daikokutenbussan Co. Ltd.	7,900	371
	Arakawa Chemical Industries Ltd.	25,000	371
	Oyo Corp.	31,900	369
	Arata Corp.	16,059	367
	Japan Digital Laboratory Co. Ltd.	23,600	367
	Shinnihon Corp.	38,000	366
	Yushin Precision Equipment Co. Ltd.	15,600	363
	Shin-Etsu Polymer Co. Ltd.	54,300	363

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Shimizu Bank Ltd.	12,000	362
	OSJB Holdings Corp.	151,994	362
^	Riken Technos Corp.	68,800	360
	Sinfonia Technology Co. Ltd.	196,000	360
	Kanematsu Electronics Ltd.	17,700	357
^	Maeda Kosen Co. Ltd.	32,200	357
	Meisei Industrial Co. Ltd.	69,500	356
^	Kumiai Chemical Industry Co. Ltd.	62,800	356
	Koatsu Gas Kogyo Co. Ltd.	53,000	355
	Daiwa Industries Ltd.	40,700	354
*	Daito Pharmaceutical Co. Ltd.	16,100	354
	Nippon Kanzai Co. Ltd.	24,200	353
	Idec Corp.	39,300	352
^	Prestige International Inc.	46,800	352
	Yurtec Corp.	48,000	352
	Torishima Pump Manufacturing Co. Ltd.	32,400	349
	Broadleaf Co. Ltd.	31,000	348
	Kyokuyo Co. Ltd.	13,100	345
	Nippon Road Co. Ltd.	84,000	345
	ESPEC Corp.	28,208	341
	Tsukuba Bank Ltd.	113,900	340
	Kurimoto Ltd.	18,200	339
	CONEXIO Corp.	25,000	339
	Sanshin Electronics Co. Ltd.	38,300	339
	Achilles Corp.	23,500	338
	Kita-Nippon Bank Ltd.	11,300	337
	Giken Ltd.	19,200	336
	SMK Corp.	87,000	333
^	Istyle Inc.	42,300	333
	Juki Corp.	44,518	333
	Fudo Tetra Corp.	189,000	332
	Tosei Corp.	44,400	332
	Osaka Steel Co. Ltd.	17,700	332
	Senshukai Co. Ltd.	48,900	331
	Toyo Corp.	34,317	330
	Mie Bank Ltd.	16,110	329
	Nippon Beet Sugar Manufacturing Co. Ltd.	16,800	328
^	Toho Co. Ltd.	13,700	324
^	Toho Titanium Co. Ltd.	48,500	323
^	Japan Cash Machine Co. Ltd.	22,800	323
	Toyo Kanetsu KK	142,000	322
	Ateam Inc.	14,200	322
	Kanagawa Chuo Kotsu Co. Ltd.	45,000	321
	Komatsu Seiren Co. Ltd.	50,900	317
*	Wellnet Corp.	25,300	317
	Nippon Denko Co. Ltd.	170,490	317
	Itochu-Shokuhin Co. Ltd.	7,900	316
	Nihon Trim Co. Ltd.	7,000	316
	Shinko Shoji Co. Ltd.	28,000	316
	Nippon Yakin Kogyo Co. Ltd.	215,100	315
	Chiba Kogyo Bank Ltd.	71,100	315
	Aichi Corp.	38,700	313
*,^	Laox Co. Ltd.	38,800	313
*	Fujiya Co. Ltd.	160,000	311
^	Keiyo Co. Ltd.	61,500	310
	Ministop Co. Ltd.	17,900	309
	Mie Kotsu Group Holdings Inc.	83,400	308
	Information Services International-Dentsu Ltd.	17,700	307
	Arcland Service Holdings Co. Ltd.	10,300	306
	CHIMNEY Co. Ltd.	10,700	305
	Aeon Fantasy Co. Ltd.	9,800	304
	Toa Corp. (Tokyo Shares 6809)	33,300	304
	Toyo Tanso Co. Ltd.	21,010	302
	Nippon Valqua Industries Ltd.	22,200	301

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Hosokawa Micron Corp.	48,000	299
^	Nippon Carbon Co. Ltd.	154,000	299
	Taiho Kogyo Co. Ltd.	20,800	299
	Mitsubishi Research Institute Inc.	9,400	298
	Kamei Corp.	31,200	297
	Aiphone Co. Ltd.	16,900	297
	Sun Frontier Fudousan Co. Ltd.	31,000	296
	HI-LEX Corp.	10,753	294
	Tokyo Rope Manufacturing Co. Ltd.	17,800	293
	Keihanshin Building Co. Ltd.	55,700	291
	Chuetsu Pulp & Paper Co. Ltd.	133,000	291
	Misawa Homes Co. Ltd.	38,400	289
^	WATAMI Co. Ltd.	26,600	289
^	Nippon Parking Development Co. Ltd.	212,000	288
	Sekisui Plastics Co. Ltd.	39,000	288
	Tokyo Tekko Co. Ltd.	66,000	287
	France Bed Holdings Co. Ltd.	33,600	287
	Mitsubishi Steel Manufacturing Co. Ltd.	159,000	286
	Studio Alice Co. Ltd.	14,100	285
^	Jamco Corp.	13,800	285
	Denyo Co. Ltd.	22,900	284
	Fuso Pharmaceutical Industries Ltd.	10,900	284
	Takaoka Toko Co. Ltd.	15,500	283
^	Marvelous Inc.	39,800	283
*	Mitsubishi Paper Mills Ltd.	43,000	282
	Sac's Bar Holdings Inc.	26,350	282
	K&O Energy Group Inc.	19,500	280
	Tokyo Energy & Systems Inc.	29,000	280
	Fuji Pharma Co. Ltd.	11,300	280
	Onoken Co. Ltd.	22,600	279
	Sakai Moving Service Co. Ltd.	12,800	277
	Furuno Electric Co. Ltd.	35,700	276
*	JAC Recruitment Co. Ltd.	21,300	276
^	Godo Steel Ltd.	15,800	276
	Aderans Co. Ltd.	46,509	274
	Japan Transcity Corp.	73,192	273
	Mitsubishi Nichiyu Forklift Co. Ltd.	44,900	272
	Mars Engineering Corp.	13,700	272
	Uchida Yoko Co. Ltd.	65,000	271
	Icom Inc.	14,600	268
	Honeys Co. Ltd.	22,790	268
	Cleanup Corp.	31,400	267
	Mimasu Semiconductor Industry Co. Ltd.	21,000	267
	Tonami Holdings Co. Ltd.	99,000	267
	Halows Co. Ltd.	12,000	267
	GCA Corp.	35,500	265
	Kanaden Corp.	27,300	264
*,^	KLab Inc.	43,760	262
	Weathernews Inc.	8,400	262
	Amuse Inc.	15,500	262
^	U-Shin Ltd.	37,000	262
	Hokkan Holdings Ltd.	73,000	260
	Matsuda Sangyo Co. Ltd.	18,500	260
	Kyosan Electric Manufacturing Co. Ltd.	70,000	260
	Kobe Bussan Co. Ltd.	8,200	257
	Ichikoh Industries Ltd.	83,000	256
	Shibusawa Warehouse Co. Ltd.	87,549	254
	Takiron Co. Ltd.	54,000	254
	Sinanen Holdings Co. Ltd.	12,800	254
	Yusen Logistics Co. Ltd.	24,900	254
*,^	Nippon Sharyo Ltd.	100,000	253
	Hisaka Works Ltd.	32,000	251
	MTI Ltd.	40,400	251
	Ryoden Corp.	39,000	251

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Hokkaido Gas Co. Ltd.	98,000	250
^	Hioki EE Corp.	12,900	250
	Toenec Corp.	52,000	249
	Shinwa Co. Ltd.	16,400	249
	Sanyo Shokai Ltd.	154,423	249
	SRA Holdings	10,500	248
^	Pronexus Inc.	23,335	246
	Mitsui High-Tec Inc.	36,600	246
	Yomiuri Land Co. Ltd.	57,000	245
	Sumitomo Densetsu Co. Ltd.	22,100	245
	Gakken Holdings Co. Ltd.	73,000	242
^	Hodogaya Chemical Co. Ltd.	8,600	241
	Asahi Co. Ltd.	19,800	239
^	Happinet Corp.	22,600	239
	Atsugi Co. Ltd.	218,000	239
	Advan Co. Ltd.	25,800	238
	Mitsui Matsushima Co. Ltd.	20,100	238
	Fields Corp.	19,600	238
	Chori Co. Ltd.	14,900	236
^	PC Depot Corp.	48,240	236
	Toli Corp.	66,101	236
*	SWCC Showa Holdings Co. Ltd.	335,000	235
	Meiko Network Japan Co. Ltd.	24,763	233
	Okura Industrial Co. Ltd.	58,000	231
	Tosho Printing Co. Ltd.	51,000	231
	Zuiko Corp.	6,100	231
	Nihon Yamamura Glass Co. Ltd.	125,000	229
^	Kourakuen Holdings Corp.	15,400	228
	Seika Corp.	76,000	226
^	Pasona Group Inc.	26,200	222
*	Linical Co. Ltd.	15,800	222
*	Hito Communications Inc.	15,200	221
	Mito Securities Co. Ltd.	94,600	220
	Gun-Ei Chemical Industry Co. Ltd.	7,600	219
	Asunaro Aoki Construction Co. Ltd.	31,700	218
^	Nippon Coke & Engineering Co. Ltd.	246,600	218
	Noritsu Koki Co. Ltd.	28,600	216
	Zuken Inc.	21,100	216
	Japan Radio Co. Ltd.	16,800	216
	Organo Corp.	50,000	216
*,^	Akebono Brake Industry Co. Ltd.	112,557	215
	Yushiro Chemical Industry Co. Ltd.	15,600	215
	Rhythm Watch Co. Ltd.	126,000	215
	Toyo Kohan Co. Ltd.	71,600	214
	Fujikura Kasei Co. Ltd.	35,600	214
	Sanoh Industrial Co. Ltd.	31,000	214
	Parco Co. Ltd.	23,000	213
	Nissei ASB Machine Co. Ltd.	11,800	213
	Taisei Lamick Co. Ltd.	7,400	213
*	Fuji Oil Co. Ltd.	66,400	212
	Fujitsu Frontech Ltd.	17,600	210
	T RAD Co. Ltd.	96,000	210
	Corona Corp. Class A	19,500	209
	Tatsuta Electric Wire and Cable Co. Ltd.	52,100	207
^	JP-Holdings Inc.	82,000	206
	Kitagawa Iron Works Co. Ltd.	12,000	205
	Nihon Dempa Kogyo Co. Ltd.	25,310	204
	NS United Kaiun Kaisha Ltd.	146,000	203
	ST Corp.	16,400	202
	CMIC Holdings Co. Ltd.	13,600	202
	Teikoku Electric Manufacturing Co. Ltd.	26,300	200
	Tomoku Co. Ltd.	68,000	197
	Daikoku Denki Co. Ltd.	12,300	197
	Daisyo Corp.	13,400	196

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	C Uyemura & Co. Ltd.	4,200	196
	Hakuto Co. Ltd.	21,000	195
	Maezawa Kasei Industries Co. Ltd.	18,600	195
	Elematec Corp.	11,500	194
	Kitano Construction Corp.	72,000	191
	NDS Co. Ltd.	7,600	191
	ASAHI YUKIZAI Corp.	97,555	191
	Funai Electric Co. Ltd.	23,200	189
	Chuo Spring Co. Ltd.	64,000	188
	Kobelco Eco-Solutions Co. Ltd.	48,000	187
	Artnature Inc.	30,500	186
	Toda Kogyo Corp.	65,000	186
	NEC Capital Solutions Ltd.	11,100	185
^	Japan Drilling Co. Ltd.	8,200	184
	Chugai Ro Co. Ltd.	95,000	183
	Krosaki Harima Corp.	60,000	182
	Tsutsumi Jewelry Co. Ltd.	11,500	182
	Maezawa Kyuso Industries Co. Ltd.	13,600	182
	Toyo Securities Co. Ltd.	102,000	181
^	Paris Miki Holdings Inc.	42,600	181
*,^	KNT-CT Holdings Co. Ltd.	163,000	180
	Future Corp.	27,000	180
	Takihyo Co. Ltd.	43,000	179
	Tokyo Rakutenchi Co. Ltd.	37,000	177
	Alpha Systems Inc.	10,500	177
	Gecoss Corp.	19,300	176
	Shimojima Co. Ltd.	17,600	176
*	Nakayama Steel Works Ltd.	27,700	176
	Sankyo Seiko Co. Ltd.	53,397	175
	Toyo Denki Seizo KK	62,000	174
	Airport Facilities Co. Ltd.	31,700	173
	Dunlop Sports Co. Ltd.	17,500	172
*,^	Shin Nippon Biomedical Laboratories Ltd.	29,800	172
*,^	Takata Corp.	49,200	171
	Nippon Chemiphar Co. Ltd.	4,100	170
	CAC Holdings Corp.	20,100	168
	Mitsui Home Co. Ltd.	38,000	168
^	Showa Aircraft Industry Co. Ltd.	18,300	167
^	Srg Takamiya Co. Ltd.	29,600	167
	Inaba Seisakusho Co. Ltd.	13,100	167
	Cybozu Inc.	40,100	165
^	Right On Co. Ltd.	16,400	162
^	Mitsubishi Kakoki Kaisha Ltd.	82,000	162
	Daidoh Ltd.	40,700	160
	Nice Holdings Inc.	121,000	160
	AOI Electronics Co. Ltd.	6,470	157
	Sumitomo Precision Products Co. Ltd.	50,000	154
	Tokyo Electron Device Ltd.	10,600	151
	Toa Oil Co. Ltd.	101,000	145
	Tabuchi Electric Co. Ltd.	43,400	139
	Dai-ichi Seiko Co. Ltd.	12,200	135
	Kinki Sharyo Co. Ltd.	5,900	134
	Panasonic Industrial Devices SUNX Co. Ltd.	21,900	132
	Pocket Card Co. Ltd.	26,900	128
	Best Denki Co. Ltd.	96,900	127
	Endo Lighting Corp.	15,400	120
*	Yamada SxL Home Co. Ltd.	158,000	116
*,^	FDK Corp.	122,149	107
	Kojima Co. Ltd.	35,300	80
	Ain Holdings Inc.	8	1
	Horiba Ltd.	7	—
	Relo Group Inc.	2	—
	Megmilk Snow Brand Co. Ltd.	6	—
	Kyudenko Corp.	5	—

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Koei Tecmo Holdings Co. Ltd.	7	—
Fujitsu General Ltd.	5	—
Zensho Holdings Co. Ltd.	4	—
Ariake Japan Co. Ltd.	1	—
		542,794
Malaysia (0.9%)
Dialog Group Bhd.	7,074,162	2,612
Top Glove Corp. Bhd.	1,428,558	1,685
Genting Plantations Bhd.	619,573	1,624
My EG Services Bhd.	2,620,400	1,521
Malakoff Corp. Bhd.	3,953,800	1,459
Hartalega Holdings Bhd.	1,119,220	1,307
Bursa Malaysia Bhd.	618,936	1,276
Sunway REIT	2,563,000	1,125
Press Metal Bhd.	932,300	969
QL Resources Bhd.	856,340	902
TIME dotCom Bhd.	467,300	891
KPJ Healthcare Bhd.	885,810	887
Mah Sing Group Bhd.	2,381,275	868
Kossan Rubber Industries	491,500	791
Inari Amertron Bhd.	979,150	782
Cahya Mata Sarawak Bhd.	818,100	749
Bermaz Auto Bhd.	1,294,540	703
Sunway Bhd.	885,200	658
WCT Holdings Bhd.	1,511,086	612
Malaysia Building Society Bhd.	2,773,200	605
Pavilion REIT	1,360,500	570
Yinson Holdings Bhd.	752,000	561
Pos Malaysia Bhd.	573,900	547
Aeon Co. M Bhd.	795,700	536
* Syarikat Takaful Malaysia Bhd.	498,800	505
Malaysian Resources Corp. Bhd.	1,540,869	495
Unisem M Bhd.	752,080	457
Eastern & Oriental Bhd.	1,214,133	454
Media Prima Bhd.	1,492,317	427
VS Industry Bhd.	1,202,000	406
DRB-Hicom Bhd.	1,315,127	398
Berjaya Corp. Bhd.	4,587,371	355
* Eco World Development Group Bhd.	1,092,100	354
Supermax Corp. Bhd.	679,350	351
OSK Holdings Bhd.	952,781	343
Muhibbah Engineering M Bhd.	543,000	297
Datasonic Group Bhd.	816,300	278
Sunway Construction Group Bhd.	673,340	268
* KNM Group Bhd.	2,659,600	253
* AirAsia X Bhd.	2,519,650	252
* UMW Oil & Gas Corp. Bhd.	1,046,400	211
* Mulpha International Bhd.	3,146,950	157
* Malaysia Marine and Heavy Engineering Holdings Bhd.	594,200	141
Gas Malaysia Bhd.	215,900	132
* Parkson Holdings Bhd.	663,895	119
Coastal Contracts Bhd.	324,200	118
* Dayang Enterprise Holdings Bhd.	506,100	103
Puncak Niaga Holdings Bhd.	379,900	99
* Mudajaya Group Bhd.	417,000	96
TA Enterprise Bhd.	635,700	73
* Malaysian Bulk Carriers Bhd.	370,500	67
* AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	17
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	238,195	14
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	14
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	12
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	164,085	8
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	7
* KPJ Healthcare Warrants Exp. 01/23/2019	49,320	7

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	6
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	6
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	5
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	4
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	4
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	3
*	KNM Group Bhd. Warrants Exp. 11/15/2017	188,813	1
			31,557
Mexico (0.5%)
	Bolsa Mexicana de Valores SAB de CV	1,034,497	1,657
	Macquarie Mexico Real Estate Management SA de CV	1,245,106	1,569
	PLA Administradora Industrial S de RL de CV	929,128	1,540
*	Genomma Lab Internacional SAB de CV Class B	1,220,500	1,460
	Corp Inmobiliaria Vesta SAB de CV	838,100	1,268
	Prologis Property Mexico SA de CV	597,612	1,005
	Grupo Herdez SAB de CV	317,275	770
	Credito Real SAB de CV SOFOM ER	375,300	689
*	La Comer SAB de CV	708,400	646
*	Hoteles City Express SAB de CV	607,300	624
	Qualitas Controladora SAB de CV	294,176	540
	Concentradora Fibra Hotelera Mexicana SA de CV	674,559	530
	Unifin Financiera SAB de CV SOFOM ENR	176,012	525
	Rassini SAB de CV	106,300	492
	TV Azteca SAB de CV	2,256,222	430
*	Grupo GICSA SA de CV	634,100	429
*	Grupo Simec SAB de CV Class B	117,420	412
	Consorcio ARA SAB de CV	1,051,810	396
*,2	Elementia SAB de CV	321,166	370
*	Axtel SAB de CV	1,238,600	307
	Grupo Rotoplas SAB de CV	185,500	292
*	Urbi Desarrollos Urbanos SAB de CV	313	—
*	Corp GEO SAB de CV	100	—
			15,951
Netherlands (1.7%)
	Aalberts Industries NV	153,196	4,838
	Delta Lloyd NV	742,776	4,487
	SBM Offshore NV	296,616	4,258
	IMCD Group NV	85,367	3,692
*	Galapagos NV	60,287	3,668
	APERAM SA	76,466	3,478
*	PostNL NV	720,318	3,392
	ASM International NV	79,355	3,385
	Eurocommercial Properties NV	71,964	3,062
^	Wereldhave NV	65,870	2,948
	TKH Group NV	64,459	2,481
	Corbion NV	89,692	2,069
	BE Semiconductor Industries NV	50,416	1,642
*	Fugro NV	91,022	1,628
	Koninklijke BAM Groep NV	335,391	1,560
*	TomTom NV	185,028	1,496
	Arcadis NV	106,435	1,401
2	Flow Traders	44,866	1,385
2	Refresco Group NV	86,432	1,263
	Vastned Retail NV	28,778	1,107
	Accell Group	39,196	980
	Wessanen	80,413	961
	NSI NV	207,591	815
	BinckBank NV	95,395	566
	Brunel International NV	30,479	498
*	SRH NV	96,364	—
			57,060
New Zealand (0.7%)
	Z Energy Ltd.	584,523	3,267

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Trade Me Group Ltd.	659,017	2,289
	EBOS Group Ltd.	149,417	1,820
	Chorus Ltd.	684,998	1,789
	Mainfreight Ltd.	122,346	1,624
*,^	a2 Milk Co. Ltd.	1,112,831	1,478
	Goodman Property Trust	1,617,127	1,439
	Infratil Ltd.	618,234	1,317
	Precinct Properties New Zealand Ltd.	1,299,884	1,158
	Summerset Group Holdings Ltd.	335,654	1,142
	Genesis Energy Ltd.	759,046	1,064
	Freightways Ltd.	228,255	1,043
	Argosy Property Ltd.	1,212,397	910
	Vital Healthcare Property Trust	555,227	810
	Metlifecare Ltd.	186,650	771
	Heartland Bank Ltd.	515,472	552
	Kathmandu Holdings Ltd.	255,330	367
	New Zealand Refining Co. Ltd.	167,580	268
^	TOWER Ltd.	256,960	165
	New Zealand Oil & Gas Ltd.	425,284	161
			23,434
Norway (1.4%)
*,^	Subsea 7 SA	438,043	4,904
*	Storebrand ASA	730,661	3,758
	TGS Nopec Geophysical Co. ASA	169,008	3,419
	Salmar ASA	86,124	2,795
	Tomra Systems ASA	241,870	2,626
*	Aker BP ASA	160,564	2,569
2	XXL ASA	165,039	2,066
	Leroy Seafood Group ASA	38,988	2,061
	Bakkafrost P/F	48,964	2,053
	Veidekke ASA	110,796	1,656
2	Entra ASA	138,859	1,488
	SpareBank 1 SMN	199,569	1,468
	Aker ASA	37,664	1,390
	Atea ASA	145,740	1,305
*,^	Seadrill Ltd.	538,585	1,145
	Kongsberg Gruppen ASA	79,204	1,131
*	Opera Software ASA	154,780	1,091
	SpareBank 1 SR-Bank ASA	182,595	1,088
*,2	Aker Solutions ASA	221,356	1,015
	Austevoll Seafood ASA	110,320	995
*,^	Nordic Semiconductor ASA	240,510	962
*,^	Petroleum Geo-Services ASA	342,215	919
*,^	DNO ASA	979,397	836
	Ocean Yield ASA	83,986	701
	Hoegh LNG Holdings Ltd.	62,104	651
*,^	Norwegian Air Shuttle ASA	16,144	544
	Norwegian Property ASA	377,161	491
*,^	REC Silicon ASA	3,085,656	385
	Stolt-Nielsen Ltd.	27,493	338
^,2	BW LPG Ltd.	101,910	329
	Wilh Wilhelmsen ASA	96,853	306
*	Akastor ASA	220,637	304
*	Treasure ASA	95,083	211
*	Prosafe SE Class A	1,105,765	37
			47,037
Other (0.0%)[3]
	Diebold Inc.	17,972	392

Pakistan (0.3%)
	Lucky Cement Ltd.	236,804	1,516
	Hub Power Co. Ltd.	1,266,200	1,289
	Engro Corp. Ltd.	416,121	1,108
	Pakistan State Oil Co. Ltd.	232,508	896

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	United Bank Ltd.	447,400	859
	DG Khan Cement Co. Ltd.	448,986	735
	Pakistan Oilfields Ltd.	166,000	626
	Kot Addu Power Co. Ltd.	858,108	605
*	SUI Southern Gas Co. Ltd.	1,255,500	462
	Fauji Fertilizer Bin Qasim Ltd.	423,000	189
	Attock Petroleum Ltd.	25,500	141
	Pakistan Telecommunication Co. Ltd.	662,000	104
			8,530
Philippines (0.5%)
	Metro Pacific Investments Corp.	18,585,736	2,768
	Security Bank Corp.	499,529	2,274
	Robinsons Land Corp.	2,848,531	1,821
	Puregold Price Club Inc.	1,448,200	1,219
*	DoubleDragon Properties Corp.	876,360	1,008
	First Gen Corp.	1,936,030	919
	Cosco Capital Inc.	5,057,500	887
	Manila Water Co. Inc.	1,241,985	776
	D&L Industries Inc.	3,239,300	734
	Robinsons Retail Holdings Inc.	420,390	671
	Vista Land & Lifescapes Inc.	6,053,400	653
	Cebu Air Inc.	283,960	616
	Filinvest Land Inc.	14,538,400	530
	First Philippine Holdings Corp.	334,720	479
	Lopez Holdings Corp.	2,771,600	455
	Nickel Asia Corp.	2,624,808	372
*	Melco Crown Philippines Resorts Corp.	2,833,800	252
	Belle Corp.	2,547,600	153
			16,587
Poland (0.2%)
	KRUK SA	26,884	1,560
*	Jastrzebska Spolka Weglowa SA	78,096	1,448
	Kernel Holding SA	88,237	1,412
*	CD Projekt SA	95,138	966
*	PKP Cargo SA	46,196	506
	Warsaw Stock Exchange	38,508	384
*,^	Lubelski Wegiel Bogdanka SA	17,402	309
*	Boryszew SA	142,265	291
	Neuca SA	2,564	255
*	Getin Noble Bank SA	608,916	204
*	Bioton SA	67,294	151
*	Getin Holding SA	497,943	146
*	Integer.pl SA	7,186	64
	Netia SA	42,117	50
*	Globe Trade Centre SA	4	—
			7,746
Portugal (0.3%)
	NOS SGPS SA	375,641	2,496
	CTT-Correios de Portugal SA	261,177	1,728
	Sonae SGPS SA	1,496,263	1,190
	REN - Redes Energeticas Nacionais SGPS SA	403,313	1,179
^	Banco Comercial Portugues SA	833,569	1,110
	Navigator Co. SA	369,138	1,081
*	Banco BPI SA	528,576	656
	Semapa-Sociedade de Investimento e Gestao	36,313	466
	Altri SGPS SA	108,533	378
^	Mota-Engil SGPS SA	124,909	244
	Sonaecom SGPS SA	48,029	135
			10,663
Qatar (0.0%)
*	Medicare Group	18,435	313
*	Salam International Investment Ltd. QSC	59,618	181
			494

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
Russia (0.1%)
	M.Video PJSC	120,450	645
*	Mechel PJSC	207,658	487
*	DIXY Group PJSC	84,860	433
	TMK PJSC	253,998	276
	Mosenergo OAO	8,590,191	232
*	Raspadskaya OAO	182,900	199
	OGK-2 PJSC	30,444,850	176
			2,448
Singapore (1.4%)
	Mapletree Commercial Trust	3,023,604	3,324
	Mapletree Industrial Trust	2,094,800	2,591
	Keppel REIT	3,126,747	2,452
	Mapletree Greater China Commercial Trust	3,122,712	2,336
	Mapletree Logistics Trust	2,495,774	1,857
	Raffles Medical Group Ltd.	1,524,284	1,648
	United Engineers Ltd.	721,100	1,342
	Keppel Infrastructure Trust	3,577,000	1,297
	Starhill Global REIT	2,151,408	1,260
	Frasers Centrepoint Trust	828,410	1,239
	Parkway Life REIT	603,081	1,110
	Ascott Residence Trust	1,246,521	1,018
^	First Resources Ltd.	730,829	956
	CDL Hospitality Trusts	987,566	952
	First REIT	955,100	917
*	Genting Hong Kong Ltd.	3,205,677	913
	Frasers Commercial Trust	896,513	879
	CapitaLand Retail China Trust	799,760	861
	Lippo Malls Indonesia Retail Trust	3,060,500	857
	Ascendas India Trust	1,077,062	828
	Cambridge Industrial Trust	1,961,860	796
	Cache Logistics Trust	1,319,041	788
	Asian Pay Television Trust	2,106,800	780
^	OUE Hospitality Trust	1,591,866	779
2	ARA Asset Management Ltd.	753,787	758
^	Yoma Strategic Holdings Ltd.	1,667,519	706
	Keppel DC REIT	778,500	697
*,^	China Animal Healthcare Ltd.	1,003,918	673
^	Croesus Retail Trust	1,085,200	671
	Ascendas Hospitality Trust	1,257,600	669
*,^	SIIC Environment Holdings Ltd.	1,364,482	623
^	SPH REIT	879,400	617
^	Soilbuild Business Space REIT	1,201,000	583
*,^	Ezion Holdings Ltd.	2,696,861	578
	Accordia Golf Trust	1,196,316	564
^	Far East Hospitality Trust	1,320,400	564
	Silverlake Axis Ltd.	1,209,029	555
	RHT Health Trust	857,500	531
*	Blue Sky Power Holdings Ltd.	6,272,000	524
	Sheng Siong Group Ltd.	681,900	512
^	OUE Ltd.	412,700	502
^	Sarine Technologies Ltd.	378,004	442
	Super Group Ltd. (Singapore Shares)	606,574	423
*	GL Ltd.	682,500	392
	Sabana Shari'ah Compliant Industrial REIT	1,031,900	386
	Fortune REIT (Singapore Shares)	276,589	335
^	China Everbright Water Ltd.	749,100	307
^	Midas Holdings Ltd.	1,980,847	307
*,^	COSCO Corp. Singapore Ltd.	1,485,600	272
^	Hyflux Ltd.	776,286	259
	Bumitama Agri Ltd.	478,200	256
	Indofood Agri Resources Ltd.	641,500	221
	Boustead Singapore Ltd.	313,600	202
*,^	Ying Li International Real Estate Ltd.	1,558,900	181

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Halcyon Agri Corp. Ltd.	375,552	128
*,^	Vard Holdings Ltd.	911,100	121
*,^	Gallant Venture Ltd.	1,206,079	111
*,^	Ezra Holdings Ltd.	3,382,598	104
*,^	China Fishery Group Ltd.	1,088,512	60
*	China Hongxing Sports Ltd.	831,000	34
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	455,755	22
*	Keppel DC REIT Rights Exp. 11/07/2016	213,309	14
*	China Milk Products Group Ltd.	140,000	—
			46,684
South Africa (0.7%)
	SA Corporate Real Estate Fund Nominees Pty Ltd.	4,024,544	1,646
	Vukile Property Fund Ltd.	1,177,100	1,605
	Famous Brands Ltd.	123,101	1,438
	Advtech Ltd.	955,232	1,234
	DataTec Ltd.	303,927	1,011
	Cashbuild Ltd.	32,313	942
	Wilson Bayly Holmes-Ovcon Ltd.	77,166	870
	Blue Label Telecoms Ltd.	554,421	838
	PPC Ltd.	1,842,067	752
	Zeder Investments Ltd.	1,508,097	746
	Emira Property Fund Ltd.	665,606	689
	Mpact Ltd.	265,517	650
*	ArcelorMittal South Africa Ltd.	672,607	576
	Alexander Forbes Group Holdings Ltd.	1,231,375	559
	Astral Foods Ltd.	59,950	544
	Rebosis Property Fund Ltd.	634,220	538
	Trencor Ltd.	248,913	529
	City Lodge Hotels Ltd.	48,787	529
*	Ascendis Health Ltd.	258,994	522
	Peregrine Holdings Ltd.	229,681	443
	Metair Investments Ltd.	301,872	425
	Murray & Roberts Holdings Ltd.	618,513	425
	Delta Property Fund Ltd.	743,372	423
	Lewis Group Ltd.	141,494	419
	Hudaco Industries Ltd.	51,333	416
	Adcock Ingram Holdings Ltd.	113,257	393
	Raubex Group Ltd.	197,819	369
*	Consolidated Infrastructure Group Ltd.	193,499	337
*	Royal Bafokeng Platinum Ltd.	101,042	308
*	Aveng Ltd.	581,779	305
	DRDGOLD Ltd.	580,507	294
*	Pinnacle Holdings Ltd.	220,192	292
	Invicta Holdings Ltd.	64,077	264
	Clover Industries Ltd.	200,396	259
	Group Five Ltd.	136,967	235
	Merafe Resources Ltd.	1,763,496	166
	Adcorp Holdings Ltd.	164,865	166
			22,157
South Korea (4.2%)
	Medy-Tox Inc.	6,595	2,340
*,^	Kumho Tire Co. Inc.	260,514	2,336
	CJ E&M Corp.	32,425	1,978
	Kolon Industries Inc.	28,847	1,874
*,^	ViroMed Co. Ltd.	22,273	1,777
*,^	Komipharm International Co. Ltd.	52,285	1,766
^	Korea Kolmar Co. Ltd.	23,444	1,668
	LG Innotek Co. Ltd.	24,403	1,662
	SK Chemicals Co. Ltd.	31,347	1,636
	Korean Reinsurance Co.	157,000	1,618
	KB Insurance Co. Ltd.	61,321	1,550
	Meritz Securities Co. Ltd.	507,115	1,503
^	Youngone Corp.	52,420	1,471
^	Hyundai Greenfood Co. Ltd.	89,763	1,314

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	CJ CGV Co. Ltd.	21,961	1,299
*,^	Com2uSCorp	15,280	1,266
*,^	LIG Nex1 Co. Ltd.	19,017	1,228
^	KIWOOM Securities Co. Ltd.	20,508	1,188
	Meritz Fire & Marine Insurance Co. Ltd.	83,988	1,169
^	Green Cross Corp.	9,560	1,164
^	Fila Korea Ltd.	14,764	1,125
^	Kolon Life Science Inc.	8,522	1,113
*,^	Yungjin Pharmaceutical Co. Ltd.	145,081	1,107
*,^	Hugel Inc.	3,610	1,081
^	SK Materials Co. Ltd.	7,904	1,075
	Innocean Worldwide Inc.	17,464	1,057
^	Samyang Holdings Corp.	9,030	985
*	LG Life Sciences Ltd.	17,714	961
^	Tongyang Inc.	337,672	948
^	Korea Petrochemical Ind Co. Ltd.	5,230	932
^	Cosmax Inc.	9,162	923
	SFA Engineering Corp.	18,077	913
	LG International Corp.	37,522	912
	Hansol Chemical Co. Ltd.	12,518	905
*,^	Pan Ocean Co. Ltd.	286,242	901
^	IS Dongseo Co. Ltd.	20,771	898
	Hyundai Home Shopping Network Corp.	8,910	883
^	Koh Young Technology Inc.	22,571	883
^	JW Pharmaceutical Corp.	20,460	878
	Poongsan Corp.	28,647	870
	Korea Electric Terminal Co. Ltd.	13,325	832
*,^	DIO Corp.	20,893	831
*,^	Ilyang Pharmaceutical Co. Ltd.	24,135	823
*,^	HLB Inc.	48,126	815
	JB Financial Group Co. Ltd.	156,787	813
*,^	Advanced Process Systems Corp.	35,617	810
	Green Cross Holdings Corp.	41,746	809
	LS Industrial Systems Co. Ltd.	23,505	803
*,^	Osstem Implant Co. Ltd.	16,103	766
	Handsome Co. Ltd.	21,074	747
^	Chong Kun Dang Pharmaceutical Corp.	9,241	747
^	Hana Tour Service Inc.	13,228	744
*,^	Hyundai Elevator Co. Ltd.	15,182	742
*,^	Seegene Inc.	27,273	720
*,^	Wonik Holdings Co. Ltd.	126,799	718
	Hankook Tire Worldwide Co. Ltd.	37,732	713
^	Lotte Food Co. Ltd.	1,178	711
	GS Home Shopping Inc.	4,623	710
^	LOTTE Himart Co. Ltd.	18,246	703
^	Seoul Semiconductor Co. Ltd.	58,100	694
	Daesang Corp.	29,431	692
*	Dongbu HiTek Co. Ltd.	46,265	687
^	Eo Technics Co. Ltd.	12,388	681
	Young Poong Corp.	779	675
	Daou Technology Inc.	37,420	675
^	Hanjin Kal Corp.	45,707	674
^	Bukwang Pharmaceutical Co. Ltd.	30,890	673
	Halla Holdings Corp.	11,291	668
	Soulbrain Co. Ltd.	12,251	668
	Huchems Fine Chemical Corp.	32,073	663
*,^	Taihan Electric Wire Co. Ltd.	391,198	645
*,^	Chabiotech Co. Ltd.	53,191	641
*	Dongkuk Steel Mill Co. Ltd.	89,630	640
	CJ O Shopping Co. Ltd.	4,461	632
^	InBody Co. Ltd.	21,640	624
^	Korea Real Estate Investment & Trust Co. Ltd.	241,006	619
	Hanwha General Insurance Co. Ltd.	93,110	617
	Taekwang Industrial Co. Ltd.	841	616

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,^	SM Entertainment Co.	25,428	606
^	Nexen Tire Corp.	51,657	593
	Jeil Pharmaceutical Co.	10,015	592
*,^	Vieworks Co. Ltd.	10,886	585
*,^	Hanall Biopharma Co. Ltd.	55,146	567
	Dong-A Socio Holdings Co. Ltd.	4,431	561
^	Hansae Co. Ltd.	24,972	552
	DuzonBizon Co. Ltd.	28,260	551
*,^	Hyundai Rotem Co. Ltd.	33,408	545
*,^	Medipost Co. Ltd.	11,023	545
	Dongwon Industries Co. Ltd.	2,020	544
*,^	CrystalGenomics Inc.	32,939	542
*	Asiana Airlines Inc.	133,905	541
*,^	Genexine Co. Ltd.	16,577	533
*,^	Caregen Co. Ltd.	6,457	533
^	Grand Korea Leisure Co. Ltd.	28,053	532
^	Samlip General Foods Co. Ltd.	3,565	531
	LEENO Industrial Inc.	14,063	528
	Dong-A ST Co. Ltd.	7,041	528
*,^	Loen Entertainment Inc.	8,944	526
^	Amicogen Inc.	12,402	525
	LF Corp.	27,703	525
	Tongyang Life Insurance Co. Ltd.	49,761	521
*,^	Foosung Co. Ltd.	76,846	521
*,^	GemVax & Kael Co. Ltd.	40,917	514
^	Ahnlab Inc.	8,929	502
*,^	Jenax Inc.	22,412	497
	Samyang Corp.	5,495	493
	Daishin Securities Co. Ltd.	51,530	474
^	Toptec Co. Ltd.	28,062	470
*,^	iNtRON Biotechnology Inc.	17,347	468
*	Ssangyong Cement Industrial Co. Ltd.	33,161	465
	Partron Co. Ltd.	59,416	464
^	Meritz Financial Group Inc.	47,048	462
^	SK Gas Ltd.	5,457	459
*,^	Binex Co. Ltd.	34,852	458
^	Hanjin Transportation Co. Ltd.	17,485	450
*,^	NUTRIBIOTECH Co. Ltd.	7,813	444
*,^	G-SMATT GLOBAL Co. Ltd.	20,032	442
*,^	DoubleUGames Co. Ltd.	14,266	442
*,^	ATGen Co. Ltd.	13,333	425
*,^	Emerson Pacific Inc.	12,862	422
^	YG Entertainment Inc.	16,476	421
*	Jusung Engineering Co. Ltd.	51,077	421
^	Muhak Co. Ltd.	21,135	420
^	JW Holdings Corp.	48,267	420
*,^	Posco ICT Co. Ltd.	83,435	417
*	WONIK IPS Co. Ltd.	20,465	416
	NICE Holdings Co. Ltd.	28,246	416
^	Binggrae Co. Ltd.	7,620	415
	Mirae Asset Life Insurance Co. Ltd.	101,248	414
*,^	Cellumed Co. Ltd.	248,480	413
	S&T Motiv Co. Ltd.	11,485	410
*	Ssangyong Motor Co.	63,591	408
*,^	Seobu T&D	23,489	408
	Youngone Holdings Co. Ltd.	8,070	406
	Namyang Dairy Products Co. Ltd.	688	405
	Sebang Global Battery Co. Ltd.	12,420	402
^	Daewoong Pharmaceutical Co. Ltd.	6,685	398
	AK Holdings Inc.	7,336	395
*,^	Webzen Inc.	25,858	388
^	iMarketKorea Inc.	33,818	377
*,^	i-SENS Inc.	13,206	377
^	Dae Hwa Pharmaceutical Co. Ltd.	16,549	375

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*,^	Schnell Biopharmaceuticals Inc.	113,657	373
	KT Skylife Co. Ltd.	23,886	372
	KISWIRE Ltd.	10,912	372
	Hansol Paper Co. Ltd.	20,998	372
	Lutronic Corp.	11,158	371
*,^	It's Skin Co. Ltd.	9,183	371
	Hanil Cement Co. Ltd.	5,664	368
	Songwon Industrial Co. Ltd.	23,945	367
^	Hankook Shell Oil Co. Ltd.	913	352
^	Dawonsys Co. Ltd.	28,777	351
*,^	Gamevil Inc.	7,198	349
	NICE Information Service Co. Ltd.	52,081	348
*,^	SK Securities Co. Ltd.	383,523	347
	Seah Besteel Corp.	17,123	347
*,^	Naturalendo Tech Co. Ltd.	20,609	346
^	Hyundai Livart Furniture Co. Ltd.	16,022	346
*	Kumho Industrial Co. Ltd.	41,353	346
	Modetour Network Inc.	14,874	344
	Hancom Inc.	22,120	341
	Kwang Dong Pharmaceutical Co. Ltd.	46,927	338
*,^	Hansol Technics Co. Ltd.	25,578	338
^	Maeil Dairy Industry Co. Ltd.	11,350	336
	Sungwoo Hitech Co. Ltd.	50,015	335
	Shinyoung Securities Co. Ltd.	7,700	334
*	DongKook Pharmaceutical Co. Ltd.	7,259	333
	Cell Biotech Co. Ltd.	8,358	331
^	NS Shopping Co. Ltd.	2,286	329
	POSCO Chemtech Co. Ltd.	31,254	325
*,^	Yuanta Securities Korea Co. Ltd.	118,630	324
*	Hanjin Heavy Industries & Construction Co. Ltd.	94,560	322
*,^	CMG Pharmaceutical Co. Ltd.	120,932	321
	AtlasBX Co. Ltd.	6,638	314
*	Taewoong Co. Ltd.	12,906	311
*,^	Pharmicell Co. Ltd.	76,984	310
	Daekyo Co. Ltd.	42,417	309
	Able C&C Co. Ltd.	16,773	307
*	Hansol Holdings Co. Ltd.	54,023	303
	Kwangju Bank	34,133	301
^	Kolao Holdings	39,197	301
*,^	Leaders Cosmetics Co. Ltd.	17,354	300
	Daeduck Electronics Co.	45,328	298
	Samchully Co. Ltd.	3,448	294
	SL Corp.	22,013	293
	CJ Hellovision Co. Ltd.	40,976	292
^	Byucksan Corp.	68,007	292
	Silicon Works Co. Ltd.	12,506	292
^	Dongwon F&B Co. Ltd.	1,657	292
*	Huons Co. Ltd.	5,652	290
	Lock&Lock Co. Ltd.	24,575	287
^	Cuckoo Electronics Co. Ltd.	2,479	286
	Humax Co. Ltd.	22,327	285
*,^	Peptron Inc.	7,549	275
*,^	Korea Line Corp.	17,348	273
	Daeduck GDS Co. Ltd.	25,565	266
*,^	COSON Co. Ltd.	22,524	264
*	Hanwha Investment & Securities Co. Ltd.	135,192	264
	Kolon Corp.	5,936	264
	GOLFZON Co. Ltd.	4,460	263
^	Crown Confectionery Co. Ltd.	9,550	260
*	Woongjin Thinkbig Co. Ltd.	31,030	258
*	Taeyoung Engineering & Construction Co. Ltd.	59,867	255
*,^	CUROCOM Co. Ltd.	114,826	252
	Chongkundang Holdings Corp.	4,358	252
	Huons Global Co. Ltd.	6,718	252

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	Interpark Holdings Corp.	57,621	251
	Daewoong Co. Ltd.	6,528	251
^	E1 Corp.	4,721	251
	SeAH Steel Corp.	4,043	246
	Sindoh Co. Ltd.	5,352	246
*,^	ICD Co. Ltd.	18,215	245
	Cosmax BTI Inc	6,945	244
^	CJ Freshway Corp.	7,092	243
*,^	CrucialTec Co. Ltd.	34,649	242
^	Humedix Co. Ltd.	7,618	240
	S&T Dynamics Co. Ltd.	29,751	240
*,^	Agabang&Company	36,606	237
*	Green Cross Cell Corp.	9,220	234
^	Seoyon E-Hwa Co. Ltd.	17,568	233
	Dae Han Flour Mills Co. Ltd.	1,507	232
^	Korea Kolmar Holdings Co. Ltd.	8,991	230
^	KISCO Corp.	6,962	229
^	KH Vatec Co. Ltd.	20,651	227
	Youlchon Chemical Co. Ltd.	19,121	226
*,^	WeMade Entertainment Co. Ltd.	13,083	222
	Daishin Securities Co. Ltd. Preference Shares	32,351	220
*,^	Duk San Neolux Co. Ltd.	8,321	214
	Namhae Chemical Corp.	30,040	214
^	Kyobo Securities Co. Ltd.	26,216	212
^	Sung Kwang Bend Co. Ltd.	25,404	209
*	Lumens Co. Ltd.	59,056	207
*,^	SFA Semicon Co. Ltd.	104,327	201
^	SBS Media Holdings Co. Ltd.	80,361	200
	Hyundai Corp.	10,737	197
*,^	Insun ENT Co. Ltd.	39,206	194
*	Eugene Investment & Securities Co. Ltd.	90,761	190
^	KONA I Co. Ltd.	17,486	183
^	Coreana Cosmetics Co. Ltd.	34,674	182
	Seoyon Co. Ltd.	18,192	176
*,^	KTB Investment & Securities Co. Ltd.	70,403	176
*,^	Samsung Pharmaceutical Co. Ltd.	48,766	175
	INTOPS Co. Ltd.	9,554	169
*,^	3S Korea Co. Ltd.	70,925	166
*	Neowiz Games Corp.	17,598	166
	TK Corp.	22,421	166
*	Interflex Co. Ltd.	11,392	162
	Sam Young Electronics Co. Ltd.	16,317	159
	NEPES Corp.	25,508	157
^	GOLFZONYUWONHOLDINGS Co. Ltd.	23,090	157
	Eusu Holdings Co. Ltd.	25,060	137
^	DY Corp.	24,569	134
*,^	Duksan Hi-Metal Co. Ltd.	20,328	131
*	Doosan Engine Co. Ltd.	39,560	122
*	Dongbu Securities Co. Ltd.	40,478	117
	MegaStudy Co. Ltd.	4,013	113
	Hyundai C&F Inc.	7,809	110
	Hitejinro Holdings Co. Ltd.	9,556	100
	MegaStudyEdu Co. Ltd.	2,396	99
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,999	23
*	Interflex Co. Ltd. Rights Exp. 11/24/2016	3,268	11
*	Lutronic Corp. Pref Rights Exp. 12/02/2016	1,796	5
*	Zyle Daewoo Motor Sales Corp.	3,992	5
*	Lutronic Corp. Rights Exp.12/02/2016	378	2
*	Tera Resource Co. Ltd.	42,004	2
*	SSCP Co. Ltd.	20,873	1
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
	SK Telecom Co. Ltd.	1	—
*	CNK International Co. Ltd.	35,374	—

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			139,036
Spain (1.7%)
	Merlin Properties Socimi SA	512,346	5,748
^	Bolsas y Mercados Espanoles SHMSF SA	124,343	3,758
2	Cellnex Telecom SA	225,069	3,691
	Viscofan SA	75,044	3,533
	Ebro Foods SA	140,614	3,032
	Inmobiliaria Colonial SA	388,380	2,739
	Melia Hotels International SA	191,499	2,364
*	Indra Sistemas SA	190,570	2,357
	Grupo Catalana Occidente SA	74,721	2,353
	Prosegur Cia de Seguridad SA	322,624	2,339
	Applus Services SA	199,840	1,918
	Tecnicas Reunidas SA	46,968	1,757
	Hispania Activos Inmobiliarios SOCIMI SA	136,949	1,682
	CIE Automotive SA	73,585	1,515
*,2	Euskaltel SA	145,340	1,463
	Vidrala SA	24,996	1,434
	Faes Farma SA	387,939	1,424
*	NH Hotel Group SA	322,581	1,423
	Almirall SA	94,014	1,352
	Axiare Patrimonio SOCIMI SA	91,128	1,295
	Cia de Distribucion Integral Logista Holdings SA	56,190	1,246
	Construcciones y Auxiliar de Ferrocarriles SA	2,851	1,074
*,^	Sacyr SA	452,151	1,031
*	Fomento de Construcciones y Contratas SA	108,698	941
^	Obrascon Huarte Lain SA	225,796	905
	Atresmedia Corp. de Medios de Comunicacion SA	81,994	842
*	Pharma Mar SA	240,030	648
*	Promotora de Informaciones SA	78,933	547
	Ence Energia y Celulosa SA	210,430	459
*	Codere SA	729,145	439
*	Liberbank SA	425,913	422
	Papeles y Cartones de Europa SA	73,103	381
*	Papeles y Cartones de Europa SA Rights Exp. 11/14/2016	73,103	15
*	Deoleo SA	19,560	4
*,^	Caja de Ahorros del Mediterraneo	42,306	—
*,^	Let's GOWEX SA	31,105	—
*	Pescanova SA	10,066	—
			56,131
Sweden (3.5%)
	Castellum AB	416,719	5,647
	Elekta AB Class B	563,357	4,884
^	Fingerprint Cards AB Class B	419,375	4,061
	BillerudKorsnas AB	245,205	4,027
	Fabege AB	213,002	3,597
*	NCC AB Class B	135,632	3,447
	Loomis AB Class B	116,868	3,322
	Hexpol AB	400,884	3,295
*,^	Nibe Industrier AB Class B	425,590	3,166
	Hufvudstaden AB Class A	181,534	2,810
	Indutrade AB	150,775	2,804
	AAK AB	41,979	2,772
	Holmen AB	80,781	2,764
*	Swedish Orphan Biovitrum AB	264,428	2,707
	Axfood AB	171,508	2,680
2	Thule Group AB	166,948	2,577
*,2	Dometic Group AB	357,046	2,526
	Wallenstam AB	323,247	2,490
	NetEnt AB	303,511	2,392
	Saab AB Class B	63,887	2,263
	Modern Times Group MTG AB Class B	82,478	2,220
*	SSAB AB Class B	818,656	2,173

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Peab AB	245,528	2,082
	Sweco AB Class B	103,742	2,081
	JM AB	72,236	2,080
	Com Hem Holding AB	227,248	2,045
	Wihlborgs Fastigheter AB	101,262	1,963
*	Betsson AB	186,318	1,798
	Lifco AB Class B	69,867	1,768
	Intrum Justitia AB	55,837	1,722
*,2	Attendo AB	194,225	1,655
	Avanza Bank Holding AB	42,514	1,607
*	Bonava AB	128,035	1,582
	Bilia AB	66,177	1,578
	AF AB	84,070	1,539
	Kungsleden AB	242,952	1,532
	Hemfosa Fastigheter AB	145,296	1,366
*	Oriflame Holding AG	36,520	1,342
2	Bravida Holding AB	212,641	1,307
	Pandox AB	80,623	1,279
	Ratos AB	299,823	1,232
*	Cloetta AB Class B	321,171	1,138
	Atrium Ljungberg AB	72,371	1,124
*,^	SSAB AB Class A	350,606	1,112
	Vitrolife AB	19,735	1,021
	Nobia AB	108,601	947
	Klovern AB	890,917	940
	Bure Equity AB	77,931	854
	Haldex AB	65,826	848
	Lindab International AB	90,005	771
	Klovern AB Preference Shares	22,391	765
	Concentric AB	62,252	740
*	Investment AB Oresund	42,606	681
	SAS AB Preference Shares	10,667	653
	Rezidor Hotel Group AB	147,092	600
	Clas Ohlson AB	35,320	499
*	Collector AB	38,809	479
	SkiStar AB	30,187	464
	Nordnet AB	106,817	439
	Mekonomen AB	22,795	405
*,^	SAS AB	236,426	400
	Sagax AB Preference Shares	88,055	319
	Hemfosa Fastigheter AB Preference Shares	14,935	265
	Ratos AB Preference Shares	1,176	244
*	NCC AB Class A	6,008	152
*	Bonava AB	7,881	95
	L E Lundbergforetagen AB Class B	5	—
			116,137
Switzerland (3.1%)
	Temenos Group AG	92,912	6,000
	Georg Fischer AG	6,520	5,781
	Logitech International SA	227,854	5,511
*	CS Real Estate Fund LivingPlus	31,929	4,433
^	BB Biotech AG	87,468	4,139
2	Sunrise Communications Group AG	54,634	3,733
	Cembra Money Bank AG	45,719	3,494
	dorma&kaba Holding AG	4,938	3,431
	Tecan Group AG	18,708	3,083
	Panalpina Welttransport Holding AG	22,352	2,900
	OC Oerlikon Corp. AG	285,086	2,680
	ams AG	93,508	2,618
	GAM Holding AG	257,900	2,498
	Mobimo Holding AG	10,258	2,468
	Forbo Holding AG	1,911	2,436
	Bucher Industries AG	10,627	2,361
	Valiant Holding AG	24,262	2,300

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Belimo Holding AG	710	2,168
	Allreal Holding AG	14,456	2,128
	Emmi AG	3,276	1,935
	Autoneum Holding AG	7,104	1,880
	SFS Group AG	24,741	1,864
*	Gategroup Holding AG	32,124	1,690
	u-blox Holding AG	8,937	1,689
	Schweiter Technologies AG	1,433	1,544
	Implenia AG	22,240	1,490
^	Burckhardt Compression Holding AG	4,949	1,435
	Rieter Holding AG	7,018	1,333
	Huber & Suhner AG	22,487	1,309
	St. Galler Kantonalbank AG	3,410	1,280
	VZ Holding AG	4,153	1,229
	Valora Holding AG	4,204	1,222
	Vontobel Holding AG	22,991	1,126
	Daetwyler Holding AG	7,963	1,091
	COSMO Pharmaceuticals NV	7,429	1,079
*,^	AFG Arbonia-Forster Holding AG	68,328	1,025
	Conzzeta AG	1,425	984
	Ascom Holding AG	55,488	950
	Kudelski SA	53,908	929
	Ypsomed Holding AG	4,769	911
	Intershop Holding AG	1,773	905
^	Leonteq AG	14,591	841
	LEM Holding SA	727	811
*	Bell AG	1,874	802
	Siegfried Holding AG	3,608	742
	BKW AG	15,327	713
	APG SGA SA	1,587	663
*	Zehnder Group AG	14,599	607
	EFG International AG	112,017	604
	Vetropack Holding AG	333	546
*	Schmolz & Bickenbach AG	760,501	499
*,^	Basilea Pharmaceutica AG	7,318	493
*,^	Meyer Burger Technology AG	140,114	458
	Swissquote Group Holding SA	14,647	416
*	Alpiq Holding AG	4,168	387
	Bachem Holding AG	4,045	360
^	Plazza AG	1,312	312
*	Orascom Development Holding AG	16,597	100
*	Flughafen Zuerich AG	7	1
*	Petroplus Holdings AG	36,495	1
			102,418
Taiwan (6.2%)
	China Life Insurance Co. Ltd.	5,513,597	5,082
	Powertech Technology Inc.	1,158,662	3,306
	Micro-Star International Co. Ltd.	1,116,000	3,211
	Chailease Holding Co. Ltd.	1,703,214	2,940
	WPG Holdings Ltd.	2,415,889	2,828
	Nien Made Enterprise Co. Ltd.	233,000	2,699
	Highwealth Construction Corp.	1,481,341	2,194
*	TaiMed Biologics Inc.	340,000	2,135
*	Ruentex Development Co. Ltd.	1,759,142	2,030
	Tripod Technology Corp.	852,327	2,018
	Phison Electronics Corp.	274,962	1,946
	Merida Industry Co. Ltd.	421,055	1,940
	Ruentex Industries Ltd.	1,201,160	1,934
	Tong Yang Industry Co. Ltd.	813,919	1,894
	Win Semiconductors Corp.	673,969	1,872
	Airtac International Group	235,229	1,871
	Standard Foods Corp.	751,258	1,857
	Poya International Co. Ltd.	124,085	1,804
	St. Shine Optical Co. Ltd.	80,419	1,690

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Hiwin Technologies Corp.	382,304	1,685
Yageo Corp.	826,028	1,662
King Yuan Electronics Co. Ltd.	1,833,963	1,613
Chroma ATE Inc.	626,040	1,587
Zhen Ding Technology Holding Ltd.	694,400	1,580
CTCI Corp.	1,072,667	1,574
PChome Online Inc.	144,914	1,574
Simplo Technology Co. Ltd.	506,053	1,561
Tung Thih Electronic Co. Ltd.	106,000	1,547
Kenda Rubber Industrial Co. Ltd.	1,012,016	1,546
Winbond Electronics Corp.	4,732,000	1,486
LCY Chemical Corp.	1,203,255	1,468
Chipbond Technology Corp.	1,060,852	1,464
Taiwan Paiho Ltd.	425,183	1,445
King's Town Bank Co. Ltd.	1,723,193	1,409
Hota Industrial Manufacturing Co. Ltd.	334,000	1,396
TTY Biopharm Co. Ltd.	368,987	1,387
TSRC Corp.	1,296,046	1,338
Grape King Bio Ltd.	156,000	1,310
Wistron NeWeb Corp.	453,748	1,263
Accton Technology Corp.	776,467	1,240
Makalot Industrial Co. Ltd.	305,880	1,204
Elite Material Co. Ltd.	429,519	1,196
* Asia Pacific Telecom Co. Ltd.	3,722,000	1,195
King Slide Works Co. Ltd.	96,675	1,184
FLEXium Interconnect Inc.	410,376	1,167
Silergy Corp.	79,000	1,151
E Ink Holdings Inc.	1,354,708	1,148
Radiant Opto-Electronics Corp.	674,147	1,137
Parade Technologies Ltd.	101,000	1,136
* HannStar Display Corp.	4,516,810	1,131
eMemory Technology Inc.	106,000	1,123
* China Petrochemical Development Corp.	3,631,077	1,037
Voltronic Power Technology Corp.	68,356	1,025
Ennoconn Corp.	64,644	1,024
Chin-Poon Industrial Co. Ltd.	531,072	1,017
Merry Electronics Co. Ltd.	258,910	998
Waterland Financial Holdings Co. Ltd.	3,903,652	988
Sercomm Corp.	419,000	984
Nan Kang Rubber Tire Co. Ltd.	1,058,107	975
Gigabyte Technology Co. Ltd.	738,271	970
Great Wall Enterprise Co. Ltd.	1,064,190	968
Taichung Commercial Bank Co. Ltd.	3,378,030	962
Land Mark Optoelectronics Corp.	106,600	955
Walsin Technology Corp.	785,958	953
Everlight Electronics Co. Ltd.	619,725	935
Kinsus Interconnect Technology Corp.	404,282	933
AmTRAN Technology Co. Ltd.	1,150,692	911
WT Microelectronics Co. Ltd.	642,624	910
Qisda Corp.	2,148,000	904
Far Eastern Department Stores Ltd.	1,677,043	889
Mitac Holdings Corp.	936,311	886
Compeq Manufacturing Co. Ltd.	1,667,471	878
Clevo Co.	947,944	867
* Tatung Co. Ltd.	3,287,320	864
Sino-American Silicon Products Inc.	773,945	832
* Chunghwa Precision Test Tech Co. Ltd.	25,000	831
Cub Elecparts Inc.	88,427	811
China Steel Chemical Corp.	235,853	809
Gourmet Master Co. Ltd.	89,482	803
Tung Ho Steel Enterprise Corp.	1,252,150	798
Primax Electronics Ltd.	482,000	762
Yungtay Engineering Co. Ltd.	539,993	761
Jih Sun Financial Holdings Co. Ltd.	3,616,195	753

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Tong Hsing Electronic Industries Ltd.	218,056	752
Kinpo Electronics	1,979,196	742
Grand Pacific Petrochemical	1,327,928	740
Elan Microelectronics Corp.	625,350	707
PharmaEngine Inc.	103,591	706
Taiwan Hon Chuan Enterprise Co. Ltd.	416,401	682
* Egis Technology Inc.	94,000	681
* Pharmally International Holding Co. Ltd.	45,000	678
* Neo Solar Power Corp.	1,326,571	677
Sinbon Electronics Co. Ltd.	299,066	672
Getac Technology Corp.	514,000	668
Tainan Spinning Co. Ltd.	1,727,674	663
Casetek Holdings Ltd.	206,000	661
Lien Hwa Industrial Corp.	975,605	661
* Yieh Phui Enterprise Co. Ltd.	1,704,355	658
Coretronic Corp.	632,000	654
Sanyang Motor Co. Ltd.	1,011,037	647
Cleanaway Co. Ltd.	120,000	638
Ginko International Co. Ltd.	68,200	636
Depo Auto Parts Ind Co. Ltd.	202,313	632
Flytech Technology Co. Ltd.	189,845	625
* Mercuries Life Insurance Co. Ltd.	1,290,068	621
Firich Enterprises Co. Ltd.	299,613	620
Huaku Development Co. Ltd.	351,499	619
Shin Zu Shing Co. Ltd.	203,000	611
USI Corp.	1,245,518	607
TA Chen Stainless Pipe	1,149,192	604
General Interface Solution Holding Ltd.	225,000	600
Taiwan Shin Kong Security Co. Ltd.	466,930	589
China Synthetic Rubber Corp.	750,552	589
China Bills Finance Corp.	1,468,800	589
TXC Corp.	421,877	588
Shinkong Synthetic Fibers Corp.	2,201,416	587
Advanced Ceramic X Corp.	73,000	584
Topco Scientific Co. Ltd.	227,383	583
Farglory Land Development Co. Ltd.	504,854	580
YFY Inc.	1,958,000	577
Namchow Chemical Industrial Co. Ltd.	266,000	566
Greatek Electronics Inc.	447,000	564
Ardentec Corp.	753,851	561
* Center Laboratories Inc.	270,785	556
* Motech Industries Inc.	573,311	553
Prince Housing & Development Corp.	1,742,183	552
Elite Advanced Laser Corp.	149,960	545
Lung Yen Life Service Corp.	318,000	541
Formosa International Hotels Corp.	95,840	537
Bizlink Holding Inc.	105,716	535
Pan-International Industrial Corp.	578,595	531
Long Chen Paper Co. Ltd.	1,117,084	530
Sitronix Technology Corp.	143,282	530
Hu Lane Associate Inc.	119,000	524
ScinoPharm Taiwan Ltd.	402,703	512
Chaun-Choung Technology Corp.	116,000	511
Li Cheng Enterprise Co. Ltd.	131,440	510
A-DATA Technology Co. Ltd.	327,915	510
Cheng Loong Corp.	1,386,920	503
Taiwan FamilyMart Co. Ltd.	71,000	502
* Iron Force Industrial Co. Ltd.	82,000	499
San Shing Fastech Corp.	285,824	499
ITEQ Corp.	458,261	496
Yeong Guan Energy Technology Group Co. Ltd.	126,000	495
Posiflex Technology Inc.	83,809	493
Wisdom Marine Lines Co. Ltd.	542,753	491
Xxentria Technology Materials Corp.	185,776	486

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Chong Hong Construction Co. Ltd.	294,493	484
Goldsun Building Materials Co. Ltd.	2,090,591	482
YungShin Global Holding Corp.	315,647	469
IEI Integration Corp.	313,623	467
Globalwafers Co. Ltd.	187,000	461
Aten International Co. Ltd.	183,260	460
President Securities Corp.	1,321,000	460
AcBel Polytech Inc.	621,000	459
Sporton International Inc.	95,746	457
Universal Cement Corp.	584,878	454
Gigasolar Materials Corp.	35,600	449
Taiwan Acceptance Corp.	195,000	448
Rechi Precision Co. Ltd.	389,668	444
FocalTech Systems Co. Ltd.	405,398	439
* Ritek Corp.	2,537,678	438
China Man-Made Fiber Corp.	1,790,016	433
China General Plastics Corp.	541,329	433
Adlink Technology Inc.	223,254	432
United Integrated Services Co. Ltd.	288,000	431
Sampo Corp.	690,311	429
UPC Technology Corp.	1,203,510	423
* Gintech Energy Corp.	591,354	422
* Taigen Biopharmaceuticals Holdings Ltd.	441,723	420
* Microbio Co. Ltd.	565,562	419
Taiwan TEA Corp.	931,293	406
China Metal Products	411,515	405
* Orient Semiconductor Electronics Ltd.	1,109,000	400
International Games System Co. Ltd.	71,213	400
Taiwan Styrene Monomer	756,579	399
Mercuries & Associates Holding Ltd.	641,355	394
Pihsiang Machinery Manufacturing Co. Ltd.	168,000	394
Green Seal Holding Ltd.	74,000	393
Wah Lee Industrial Corp.	271,883	388
Taiwan Cogeneration Corp.	527,903	385
Basso Industry Corp.	140,000	377
Systex Corp.	223,000	375
Masterlink Securities Corp.	1,474,023	374
Sigurd Microelectronics Corp.	501,000	374
* Wei Chuan Foods Corp.	659,835	374
Everlight Chemical Industrial Corp.	590,649	374
Hung Sheng Construction Ltd.	692,100	373
Elite Semiconductor Memory Technology Inc.	350,000	373
Taiwan Semiconductor Co. Ltd.	332,000	372
Visual Photonics Epitaxy Co. Ltd.	277,455	371
Test Rite International Co. Ltd.	598,725	369
Zeng Hsing Industrial Co. Ltd.	76,000	367
Test Research Inc.	288,371	365
Long Bon International Co. Ltd.	706,000	365
YC INOX Co. Ltd.	495,174	360
* Medigen Biotechnology Corp.	161,680	359
Taiwan Surface Mounting Technology Corp.	429,530	358
* Sunny Friend Environmental Technology Co. Ltd.	98,000	350
Chlitina Holding Ltd.	79,750	349
Lealea Enterprise Co. Ltd.	1,360,848	348
Wowprime Corp.	94,761	347
Holtek Semiconductor Inc.	219,279	346
* Gigastorage Corp.	481,800	346
Taiwan PCB Techvest Co. Ltd.	354,102	346
BES Engineering Corp.	2,023,468	345
Pixart Imaging Inc.	158,920	344
Toung Loong Textile Manufacturing	125,000	342
Nan Liu Enterprise Co. Ltd.	79,000	335
Senao International Co. Ltd.	209,000	331
OptoTech Corp.	784,000	330

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Syncmold Enterprise Corp.	195,000	326
Taiwan Land Development Corp.	1,034,969	323
Sinyi Realty Inc.	352,824	323
MIN AIK Technology Co. Ltd.	274,987	323
* Radium Life Tech Co. Ltd.	1,135,265	322
Faraday Technology Corp.	323,000	321
* Ho Tung Chemical Corp.	1,308,466	321
Gloria Material Technology Corp.	595,023	318
* TWi Pharmaceuticals Inc.	98,000	318
Kuoyang Construction Co. Ltd.	801,648	315
* CMC Magnetics Corp.	2,662,369	313
Evergreen International Storage & Transport Corp.	767,502	311
Zinwell Corp.	273,099	311
Advanced Wireless Semiconductor Co.	197,000	307
Global Unichip Corp.	119,649	305
Career Technology MFG. Co. Ltd.	477,126	304
Huang Hsiang Construction Corp.	248,051	303
* Asia Optical Co. Inc.	325,000	300
* Shining Building Business Co. Ltd.	947,463	299
Asia Polymer Corp.	516,875	299
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	298
CyberTAN Technology Inc.	497,571	298
Asia Vital Components Co. Ltd.	397,337	297
Darwin Precisions Corp.	756,000	292
Kinik Co.	177,000	292
Formosan Rubber Group Inc.	628,100	292
Chung-Hsin Electric & Machinery Manufacturing Corp.	520,625	292
Soft-World International Corp.	145,520	292
D-Link Corp.	896,406	288
Federal Corp.	666,505	285
Rich Development Co. Ltd.	1,031,000	284
Topkey Corp.	91,000	283
TYC Brother Industrial Co. Ltd.	272,710	281
Brogent Technologies Inc.	40,606	280
Holy Stone Enterprise Co. Ltd.	273,670	276
Hung Poo Real Estate Development Corp.	325,195	267
Dynapack International Technology Corp.	201,299	263
Pan Jit International Inc.	552,000	260
Lextar Electronics Corp.	625,000	259
Tong-Tai Machine & Tool Co. Ltd.	358,429	255
Unitech Printed Circuit Board Corp.	803,738	252
* Li Peng Enterprise Co. Ltd.	1,120,915	252
Nien Hsing Textile Co. Ltd.	330,083	247
Lotes Co. Ltd.	97,000	247
* Taiwan Liposome Co. Ltd.	60,000	246
CSBC Corp. Taiwan	591,808	245
Alpha Networks Inc.	413,827	238
Johnson Health Tech Co. Ltd.	159,283	231
Sunplus Technology Co. Ltd.	671,000	230
Altek Corp.	321,250	230
Lite-On Semiconductor Corp.	325,977	229
Kindom Construction Corp.	461,000	227
* Etron Technology Inc.	590,947	227
* Swancor Holding Co. Ltd.	95,000	225
Chun Yuan Steel	655,676	224
* Lotus Pharmaceutical Co. Ltd.	123,000	223
* Unizyx Holding Corp.	500,000	223
Taiflex Scientific Co. Ltd.	232,594	221
Quanta Storage Inc.	231,000	220
* Solartech Energy Corp.	437,414	219
Gemtek Technology Corp.	379,115	218
Sincere Navigation Corp.	390,000	218
Global Mixed Mode Technology Inc.	98,199	217
* Green Energy Technology Inc.	394,746	216

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Weltrend Semiconductor	304,200	216
Vivotek Inc.	86,622	214
China Chemical & Pharmaceutical Co. Ltd.	379,000	214
Sonix Technology Co. Ltd.	208,000	213
Infortrend Technology Inc.	420,885	208
KEE TAI Properties Co. Ltd.	647,740	207
Taiwan Fire & Marine Insurance Co. Ltd.	350,840	206
CHC Healthcare Group	145,727	202
Hsin Kuang Steel Co. Ltd.	339,569	201
Darfon Electronics Corp.	338,000	198
* Gold Circuit Electronics Ltd.	586,280	198
* Ichia Technologies Inc.	446,000	197
WUS Printed Circuit Co. Ltd.	344,000	192
* Unity Opto Technology Co. Ltd.	401,000	190
* ALI Corp.	362,358	190
Microlife Corp.	82,500	190
* E-Ton Solar Tech Co. Ltd.	612,603	190
Jess-Link Products Co. Ltd.	226,800	188
* King's Town Construction Co. Ltd.	311,826	188
Lingsen Precision Industries Ltd.	529,000	187
Concord Securities Co. Ltd.	925,324	182
Kuo Toong International Co. Ltd.	330,557	180
L&K Engineering Co. Ltd.	230,000	180
Bank of Kaohsiung Co. Ltd.	639,490	179
Chimei Materials Technology Corp.	455,000	179
Jentech Precision Industrial Co. Ltd.	111,698	175
Taiyen Biotech Co. Ltd.	178,877	171
* Genius Electronic Optical Co. Ltd.	106,732	170
Tyntek Corp.	448,250	170
* HannsTouch Solution Inc.	690,731	169
ITE Technology Inc.	182,418	169
* Solar Applied Materials Technology Co.	609,201	169
Sheng Yu Steel Co. Ltd.	182,000	167
Chung Hwa Pulp Corp.	586,135	166
* G Tech Optoelectronics Corp.	251,168	165
Elitegroup Computer Systems Co. Ltd.	376,647	161
* Silicon Integrated Systems Corp.	810,592	160
Cyberlink Corp.	77,076	153
Globe Union Industrial Corp.	310,675	153
* Wafer Works Corp.	549,710	152
FSP Technology Inc.	195,428	149
* Champion Building Materials Co. Ltd.	658,000	145
* China Electric Manufacturing Corp.	594,000	140
Tsann Kuen Enterprise Co. Ltd.	150,295	140
* Global Brands Manufacture Ltd.	402,045	139
Ability Enterprise Co. Ltd.	282,099	138
GeoVision Inc.	90,745	136
* AGV Products Corp.	534,424	127
Sunrex Technology Corp.	198,905	119
* Dynamic Electronics Co. Ltd.	400,468	118
* Ta Ya Electric Wire & Cable	694,440	115
ENG Electric Co. Ltd.	218,004	115
* LES Enphants Co. Ltd.	261,059	103
* Phihong Technology Co. Ltd.	327,618	103
Advanced International Multitech Co. Ltd.	156,000	99
Chinese Maritime Transport Ltd.	129,350	99
ACES Electronic Co. Ltd.	128,000	98
* Shih Wei Navigation Co. Ltd.	341,784	97
Young Optics Inc.	99,000	84
Ambassador Hotel	67,469	53
XPEC Entertainment Inc.	125,457	46
Continental Holdings Corp.	10,600	3
		208,573

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
Thailand (1.5%)
*	KCE Electronics PCL	683,400	2,188
*	Digital Telecommunications Infrastructure Fund	4,826,400	2,068
*	BTS Rail Mass Transit Growth Infrastructure Fund	4,882,176	1,701
*	Bangchak Petroleum PCL	1,833,600	1,584
*	Jasmine Broadband Internet Infrastructure Fund	4,163,400	1,439
*	Group Lease PCL	1,069,500	1,404
*	CH Karnchang PCL	1,625,600	1,369
	Jasmine International PCL	5,611,188	1,337
*	Robinson Department Store PCL	716,800	1,185
*	TPI Polene PCL	17,166,800	1,077
	Thanachart Capital PCL NVDR	871,600	983
*	Bangkok Land PCL	20,507,600	926
*	Superblock PCL	19,844,900	901
*	Krungthai Card PCL	209,300	896
*	Kiatnakin Bank PCL (Local)	510,800	853
*,2	Star Petroleum Refining PCL	2,279,000	818
*	Siam Global House PCL	1,825,049	803
*	Srisawad Power 1979 PCL	701,507	801
*	Global Power Synergy Co. Ltd.	758,700	769
*	Bangkok Airways PCL	1,079,300	767
	Supalai PCL NVDR	1,088,100	758
*	Major Cineplex Group PCL	907,144	750
*	Carabao Group PCL	377,900	745
*	Tisco Financial Group PCL	489,300	724
*	Thanachart Capital PCL	630,320	710
^	Sino-Thai Engineering & Construction PCL NVDR	942,800	686
*	Chularat Hospital PCL	8,350,860	672
*	Bangkok Chain Hospital PCL (Local)	1,726,548	650
	Kiatnakin Bank PCL (Foreign)	389,200	650
^	Central Plaza Hotel PCL NVDR	575,200	623
*	Thai Vegetable Oil PCL	647,800	620
*	PTG Energy PCL	754,807	619
*	Sansiri PCL (Local)	12,852,600	609
*	Thaicom PCL	969,540	575
*	Quality Houses PCL (Local)	8,028,633	573
^	Central Plaza Hotel PCL	526,790	571
*	Tisco Financial Group PCL	377,750	559
*	Hana Microelectronics PCL	605,036	553
	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	553
*	Muangthai Leasing PCL	1,025,500	550
^	Bangkok Expressway & Metro PCL	2,581,033	549
*	Gunkul Engineering PCL	3,868,560	548
*	Dynasty Ceramic PCL	4,280,000	545
*,^	Italian-Thai Development PCL	3,789,900	536
^	VGI Global Media PCL - NVDR	3,253,600	529
	AP Thailand PCL	2,596,200	526
*	Vibhavadi Medical Center PCL	6,204,200	525
*	CK Power PCL	5,013,500	508
*	Esso Thailand PCL	1,741,000	502
*	Tipco Asphalt PCL	931,500	481
*	U City PCL	543,102,375	466
*	Pruksa Real Estate PCL (Local)	664,690	438
*	Unique Engineering & Construction PCL	899,200	436
	momo.com Inc.	66,000	428
*	Univentures PCL (Local)	2,482,288	411
*	Amata Corp. PCL	1,193,600	395
*	Inter Far East Energy Corp.	3,110,400	384
^	Thoresen Thai Agencies PCL (Foreign)	1,399,625	364
*	GFPT PCL	834,000	362
	TTW PCL	1,201,300	360
*	Supalai PCL	507,600	354
*	Sri Trang Agro-Industry PCL	900,100	347
*,^	WHA Corp. PCL	3,527,247	332

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	TICON Industrial Connection PCL	777,700	330
*	SPCG PCL	544,700	317
*	IMPACT Growth REIT	637,600	284
^	Hana Microelectronics PCL (Foreign)	307,510	281
	Tisco Financial Group PCL (Foreign)	172,150	255
*	LPN Development PCL	742,500	242
	Pruksa Real Estate PCL (Foreign)	361,400	238
*	LPN Development PCL	685,211	223
*	Samart Corp. PCL	548,021	221
	VGI Global Media PCL (Foreign)	1,311,288	213
*	WHA Corp. PCL	2,187,000	206
*	Thoresen Thai Agencies PCL (Local)	790,544	206
*,^	Italian-Thai Development PCL (Foreign)	1,360,202	192
	Asian Property Development PCL (Foreign)	861,256	174
*	Group Lease PCL	124,500	163
^	Quality Houses PCL (Foreign)	2,133,757	152
^	TTW PCL	490,400	147
*	Cal-Comp Electronics Thailand PCL	1,986,916	143
	TTW PCL	441,400	132
	Maybank Kim Eng Securities Thailand PCL	197,500	124
*	Italian-Thai Development PCL (Local)	845,908	120
	Samart Corp. PCL (Foreign)	243,200	98
*,^	Precious Shipping PCL - NVDR	539,500	93
*,^	Precious Shipping PCL (Foreign)	403,800	70
	Sansiri PCL (Foreign)	1,403,050	66
*	Group Lease PCL Warrants Exp. 07/31/2018	111,522	48
*	Sino-Thai Engineering & Construction PCL	64,316	47
*	BTS Group Holdings PCL Warrants Exp. 11/01/2018	976,408	20
*	VGI Global Media PCL	104,424	17
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	15
*	WHA Corp. PCL Warrants Exp.12/31/2019	56,618	13
*	TPI Polene PCL Rights	105,008	10
	BCPG PCL	21,550	8
*	Sansiri PCL Foreign Warrants Exp. 11/24/2017	1,403,050	8
*	VGI Global Media PCL Foreign Warrants Exp. 08/01/2018	448,000	6
*	Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	166,980	6
*	VGI Global Media PCL NVDR Warrants Exp. 08/01/2018	342,800	5
*	Srisawad Power 1979 PCL Warrants Exp. 05/20/2020	22,387	5
*	G J Steel PCL Warrants Exp. 01/30/2020	1,627,035	3
*	Italian-Thai Development PCL (Foreign) Warrants Exp. 05/13/2019	272,040	—
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	135,261	—
*	Samart Corp. PCL Warrants Exp. 02/11/2018	106,504	—
*	Precious Shipping PCL Warrants	23,790	—
			51,846
Turkey (0.3%)
	Soda Sanayii AS	463,770	644
	Tekfen Holding AS	195,763	497
	Cimsa Cimento Sanayi VE Ticaret AS	76,953	383
	Dogus Otomotiv Servis ve Ticaret AS	117,516	379
	Otokar Otomotiv Ve Savunma Sanayi A.S.	11,247	372
	Trakya Cam Sanayii AS	449,887	371
	Torunlar Gayrimenkul Yatirim Ortakligi AS	233,382	370
*	Dogan Sirketler Grubu Holding AS	1,280,370	330
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	802,024	327
*	Aksa Enerji Uretim AS Class B	339,001	308
	Is Gayrimenkul Yatirim Ortakligi AS	578,216	294
	Aksa Akrilik Kimya Sanayii AS	100,677	284
	Bizim Toptan Satis Magazalari AS	63,402	266
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	177,773	251
*	Koza Anadolu Metal Madencilik Isletmeleri AS	335,866	251
*	Vestel Elektronik Sanayi ve Ticaret AS	116,634	248
	AvivaSA Emeklilik ve Hayat AS	36,150	244
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	190,605	241
*	Pegasus Hava Tasimaciligi AS	54,111	229

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	NET Holding AS	226,687	226
	Gubre Fabrikalari TAS	134,487	222
	Tat Gida Sanayi AS	118,222	218
*	Sekerbank TAS	561,008	212
*	Afyon Cimento Sanayi TAS	80,293	206
*	Zorlu Enerji Elektrik Uretim AS	340,134	181
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,396	174
	Albaraka Turk Katilim Bankasi AS	421,768	169
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	165
	Anadolu Hayat Emeklilik AS	97,834	156
	Konya Cimento Sanayii AS	1,789	156
*	Bagfas Bandirma Gubre Fabrikalari AS	41,841	146
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	58,654	132
	EGE Endustri VE Ticaret AS	1,874	128
*	Vakif Gayrimenkul Yatirim Ortakligi AS	163,710	127
	Alarko Holding AS	97,496	122
*	Anadolu Cam Sanayii AS	167,472	121
	Adana Cimento Sanayii TAS Class A	59,980	121
*	Aksigorta AS	178,803	117
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	140,292	102
*	Akenerji Elektrik Uretim AS	250,571	78
*	Ihlas Holding AS	681,799	75
	Turcas Petrol AS	139,059	69
*	Asya Katilim Bankasi AS	975,452	—
			9,712
United Arab Emirates (0.1%)
	Amanat Holdings PJSC	2,732,672	651
*	Eshraq Properties Co. PJSC	2,629,115	564
*	Amlak Finance PJSC	907,005	305
	National Central Cooling Co. PJSC	547,016	267
	RAK Properties PJSC	1,481,443	249
*	Drake & Scull International PJSC	1,175,278	145
	Aramex PJSC	63,513	61
			2,242
United Kingdom (11.2%)
	Spirax-Sarco Engineering plc	115,195	6,211
	Melrose Industries plc	2,982,945	6,156
	RPC Group plc	523,910	6,076
	IG Group Holdings plc	573,775	5,794
	Hiscox Ltd.	448,866	5,605
	UBM plc	617,892	5,425
	BBA Aviation plc	1,650,388	5,219
	Shaftesbury plc	441,128	4,949
*	BTG plc	607,650	4,890
	Spectris plc	189,070	4,734
*,^	Tullow Oil plc	1,452,740	4,691
	Indivior plc	1,155,562	4,438
	Greene King plc	491,963	4,401
*	Metro Bank plc	125,326	4,239
*	Paysafe Group plc	768,183	4,060
	Great Portland Estates plc	550,666	3,996
*	GVC Holdings plc	458,166	3,903
	Close Brothers Group plc	239,053	3,879
	Hays plc	2,307,317	3,854
	Playtech plc	337,595	3,829
	Man Group plc	2,475,799	3,774
	Beazley plc	839,169	3,736
	Balfour Beatty plc	1,107,667	3,672
	Phoenix Group Holdings	396,948	3,546
	Jupiter Fund Management plc	672,239	3,544
	Rotork plc	1,391,321	3,471
*	Intermediate Capital Group plc	468,368	3,469
	Amec Foster Wheeler plc	626,621	3,419
	Centamin plc	1,760,291	3,409

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Domino's Pizza Group plc	803,117	3,339
Electrocomponents plc	716,020	3,262
Regus plc	1,068,799	3,252
Berendsen plc	274,861	3,244
SSP Group plc	767,418	3,189
UDG Healthcare plc	398,503	3,185
WH Smith plc	175,471	3,158
B&M European Value Retail SA	1,098,333	3,153
HomeServe plc	420,721	3,141
National Express Group plc	688,989	3,095
AA plc	977,805	3,058
WS Atkins plc	163,666	3,024
* Serco Group plc	1,796,409	3,009
Tritax Big Box REIT plc	1,747,823	2,908
Victrex plc	134,632	2,883
Lancashire Holdings Ltd.	325,778	2,778
Britvic plc	407,864	2,767
Moneysupermarket.com Group plc	858,132	2,748
Greencore Group plc	671,789	2,711
QinetiQ Group plc	948,176	2,670
Essentra plc	428,356	2,670
* Firstgroup plc	1,979,245	2,651
Ultra Electronics Holdings plc	116,189	2,640
Dignity plc	80,101	2,598
Kier Group plc	153,416	2,551
Dechra Pharmaceuticals plc	151,957	2,501
UNITE Group plc	364,015	2,466
^ Ladbrokes plc	1,506,030	2,459
Kennedy Wilson Europe Real Estate plc	195,545	2,427
Drax Group plc	624,912	2,421
* Ocado Group plc	719,846	2,419
AVEVA Group plc	105,533	2,376
Bodycote plc	317,835	2,303
^ Carillion plc	717,763	2,200
* Cairn Energy plc	882,662	2,194
Cineworld Group plc	324,917	2,146
Genus plc	93,349	2,144
JD Sports Fashion plc	113,177	2,104
Bovis Homes Group plc	223,946	2,073
Pagegroup plc	468,236	2,073
Elementis plc	708,095	2,065
* SVG Capital plc	235,454	2,023
Crest Nicholson Holdings plc	406,679	2,021
Grafton Group plc	331,331	2,012
Big Yellow Group plc	237,585	2,010
Diploma plc	173,310	1,986
2 Spire Healthcare Group plc	429,406	1,951
Renishaw plc	60,820	1,917
Galliford Try plc	126,670	1,899
PZ Cussons plc	459,236	1,880
* Thomas Cook Group plc	2,208,871	1,877
Vesuvius plc	416,546	1,859
2 John Laing Group plc	561,381	1,858
* Evraz plc	734,012	1,840
Greggs plc	155,248	1,815
BGEO Group plc	49,982	1,806
Synthomer plc	412,168	1,802
Assura plc	2,499,827	1,801
Fidessa Group plc	58,990	1,774
Paragon Group of Cos. plc	431,536	1,750
NMC Health plc	96,636	1,726
* Vectura Group plc	1,035,248	1,714
Grainger plc	628,334	1,701
Savills plc	198,953	1,688

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Go-Ahead Group plc	65,292	1,656
	LondonMetric Property plc	895,348	1,634
	Dairy Crest Group plc	215,295	1,607
	Tullett Prebon plc	368,573	1,601
	Stagecoach Group plc	658,125	1,592
	Redrow plc	334,929	1,556
	Hansteen Holdings plc	1,139,165	1,501
	Acacia Mining plc	231,846	1,472
*	Petra Diamonds Ltd.	784,031	1,460
	Pets at Home Group plc	558,546	1,459
	Morgan Advanced Materials plc	436,943	1,455
	esure Group plc	433,548	1,441
	Marston's plc	876,332	1,433
	Entertainment One Ltd.	499,661	1,420
	Virgin Money Holdings UK plc	352,023	1,417
	Dunelm Group plc	151,597	1,404
	Restaurant Group plc	305,132	1,400
	Safestore Holdings plc	316,532	1,389
	Mitie Group plc	538,841	1,385
	Workspace Group plc	179,747	1,383
*	KAZ Minerals plc	394,213	1,377
	Senior plc	634,916	1,353
2	Zoopla Property Group plc	358,284	1,336
	Telecom Plus plc	91,855	1,330
	Brewin Dolphin Holdings plc	415,663	1,322
	J D Wetherspoon plc	123,366	1,313
	Ted Baker plc	43,053	1,303
2	Hastings Group Holdings plc	477,772	1,278
	SuperGroup plc	77,061	1,268
	Halfords Group plc	304,491	1,266
*,2	Wizz Air Holdings plc	68,434	1,264
	F&C Commercial Property Trust Ltd.	806,945	1,240
	Debenhams plc	1,876,085	1,232
	International Personal Finance plc	342,061	1,232
	Mitchells & Butlers plc	358,743	1,223
^	Hunting plc	192,095	1,181
	SIG plc	869,266	1,176
	Hochschild Mining plc	356,363	1,162
	Vedanta Resources plc	131,628	1,150
	KCOM Group plc	781,910	1,127
	Card Factory plc	354,936	1,103
	De La Rue plc	154,170	1,080
*	Imagination Technologies Group plc	381,042	1,054
	Northgate plc	202,897	1,042
2	Sophos Group plc	359,004	1,016
	Lonmin plc	431,420	1,006
	UK Commercial Property Trust Ltd.	1,015,081	969
	Redefine International PLC	1,865,618	947
	NCC Group plc	399,992	929
	Computacenter plc	104,150	926
	Interserve plc	219,973	914
2	McCarthy & Stone plc	444,007	912
	Keller Group plc	108,740	905
	St. Modwen Properties plc	269,750	903
	Polypipe Group plc	291,775	900
*	Ophir Energy plc	1,042,563	880
*	Enterprise Inns plc	761,133	859
*	Allied Minds plc	202,145	839
	Fenner plc	306,896	822
*	Chemring Group plc	432,606	768
	Chesnara plc	193,322	753
	Picton Property Income Ltd.	856,568	743
	Laird plc	413,186	732
	888 Holdings plc	269,006	716

99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

					Market
					Value
				Shares	($000)
2	Ibstock plc			349,295	712
	Devro plc			256,088	712
	RPS Group plc			329,972	679
	Shanks Group plc			614,741	675
	ITE Group plc			380,426	674
*,2	Countryside Properties plc			235,122	670
	Oxford Instruments plc			80,991	670
*	Premier Oil plc			782,860	630
*	Phoenix Group Holdings Rights Exp. 11/08/2016			231,552	629
	Xaar plc			121,775	626
	Lookers plc			491,547	620
	Rank Group plc			262,274	620
*	Aldermore Group plc			281,481	595
*	Premier Foods plc			1,057,504	589
	Soco International plc			332,522	561
*	Nostrum Oil & Gas plc			128,526	553
	N Brown Group plc			233,507	545
	Schroder REIT Ltd.			787,758	544
	Foxtons Group plc			400,619	525
	Countrywide plc			234,547	515
	OneSavings Bank plc			144,182	511
*	AO World plc			261,157	504
	Daejan Holdings plc			7,393	492
	Helical plc			151,972	492
*,2	Shawbrook Group plc			174,370	480
	Cape plc			178,436	454
*	Lamprell plc			401,149	360
2	CMC Markets plc			149,265	347
*	Mothercare plc			227,394	298
*,^	Genel Energy plc			262,052	261
*	Shanks Group plc Rights			230,527	89
*,^	Afren plc			1,404,272	31

					374,333

Total Common Stocks (Cost $3,428,705)					3,316,696

		Coupon

Temporary Cash Investments (8.3%)[1]
Money Market Fund (8.1%)
4,5	Vanguard Market Liquidity Fund	0.718%		2,716,461	271,673

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
6,7	Federal Home Loan Bank Discount Notes	0.381%	12/21/16	1,000	1,000
7	United States Treasury Bill	0.320%-0.341%	12/8/16	1,500	1,500
7	United States Treasury Bill	0.280%-0.300%	12/22/16	4,400	4,398

					6,898

Total Temporary Cash Investments (Cost $278,546)					278,571

Total Investments (107.4%) (Cost $3,707,251)					3,595,267
5Other Assets and Liabilities—Net (-7.4%)					(248,598)

Net Assets (100%)					3,346,669

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $243,504,000.

100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2016

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 7.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $72,621,000, representing 2.2% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes a portion of $261,189,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $2,299,000 have been segregated as initial margin for open futures contracts.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

101

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7700 122016

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.0%)[1]
Brazil (9.1%)
	Itau Unibanco Holding SA Preference Shares	27,781,186	334,210
	Ambev SA	52,785,855	311,390
*	Petroleo Brasileiro SA	48,210,897	281,532
	Banco Bradesco SA Preference Shares	26,049,295	272,897
*	Petroleo Brasileiro SA Preference Shares	47,865,186	265,268
	Itau Unibanco Holding SA ADR	19,605,348	233,892
	BRF SA	10,357,514	173,274
	Itausa - Investimentos Itau SA Preference Shares	58,123,729	171,895
	Banco Bradesco SA ADR	16,330,183	169,997
	Cielo SA	15,729,792	159,663
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	26,131,648	153,908
	Ultrapar Participacoes SA	5,785,857	131,106
	Banco do Brasil SA	12,959,352	118,916
	Kroton Educacional SA	23,015,988	114,647
*	Vale SA Preference Shares	17,251,286	111,496
	Ambev SA ADR	17,441,764	102,906
	Banco Bradesco SA	9,477,394	94,210
	BB Seguridade Participacoes SA	9,111,343	91,741
*	Petroleo Brasileiro SA ADR (XNYS) Preference Shares	8,139,235	90,020
*	Vale SA	12,445,212	86,087
	Raia Drogasil SA	3,828,627	84,993
	Lojas Renner SA	9,945,312	84,124
	Telefonica Brasil SA Preference Shares	5,718,356	82,730
	CCR SA	13,232,901	71,927
	Lojas Americanas SA Preference Shares	9,947,723	64,511
*,^	Vale SA Class B ADR (XFRA)	9,251,486	64,020
*	Vale SA Class B ADR (XNYS)	9,932,315	63,964
	Equatorial Energia SA	3,215,098	57,352
	CETIP SA - Mercados Organizados	3,631,540	51,049
*	Petroleo Brasileiro SA ADR (XNYS)	4,172,883	48,698
	Hypermarcas SA	5,739,611	48,118
	WEG SA	8,696,728	47,952
	Engie Brasil Energia SA	3,483,665	44,255
	Klabin SA	8,360,645	43,087
	Embraer SA	7,046,682	37,860
*	BR Malls Participacoes SA	9,193,787	36,810
	CPFL Energia SA	4,653,214	35,307
^	Banco Santander Brasil SA ADR	4,224,158	34,554
	M Dias Branco SA	767,126	32,759
	JBS SA	10,366,438	31,534
*	Rumo Logistica Operadora Multimodal SA	13,558,895	30,329
	Gerdau SA Preference Shares	8,777,162	30,302
	Itau Unibanco Holding SA	2,879,395	30,075
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,796,744	29,422
	Localiza Rent a Car SA	2,347,913	29,150
*	Centrais Eletricas Brasileiras SA	3,910,274	29,033
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	28,648
	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	28,345
	BTG Pactual Group	5,250,874	26,748
	Multiplan Empreendimentos Imobiliarios SA	1,327,459	26,678
	Fibria Celulose SA	3,322,710	26,586
	Cia Energetica de Minas Gerais Preference Shares	8,572,689	26,185
	Natura Cosmeticos SA	2,629,192	25,254
	Cosan SA Industria e Comercio	1,847,487	24,842
	EDP - Energias do Brasil SA	5,147,139	24,752
	Sul America SA	3,958,256	23,896
	Estacio Participacoes SA	4,113,720	23,855
*	Centrais Eletricas Brasileiras SA Preference Shares	2,741,951	23,494
	Qualicorp SA	3,605,764	23,202
	TIM Participacoes SA	7,994,650	22,191
	TOTVS SA	2,312,469	20,980

1

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Embraer SA ADR	946,731	20,251
*,^	Cia Siderurgica Nacional SA ADR	5,604,871	18,888
*	Cia Siderurgica Nacional SA	5,027,948	16,917
	Suzano Papel e Celulose SA Preference Shares Class A	4,672,796	16,484
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,799,198	16,163
	Bradespar SA Preference Shares	3,933,263	15,994
	Cia Paranaense de Energia ADR	1,359,830	15,516
	Cia Brasileira de Distribuicao ADR	810,665	15,443
	Gerdau SA ADR	4,502,009	15,442
	Porto Seguro SA	1,613,551	15,301
	TIM Participacoes SA ADR	1,085,508	15,034
	Cia Energetica de Sao Paulo Preference Shares	3,068,633	14,257
	Fleury SA	1,042,348	13,797
	MRV Engenharia e Participacoes SA	3,471,633	13,443
	Duratex SA	4,966,029	13,411
	AES Tiete Energia SA	2,568,193	13,308
	Odontoprev SA	3,518,554	13,228
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	607,067	13,172
	Smiles SA	718,080	13,106
	Braskem SA Preference Shares	1,397,378	12,376
*	Metalurgica Gerdau SA Preference Shares Class A	7,736,243	11,512
	Multiplus SA	848,161	11,500
	Transmissora Alianca de Energia Eletrica SA	1,768,536	11,497
	Cia Hering	1,813,035	10,996
	CVC Brasil Operadora e Agencia de Viagens SA	1,404,100	10,777
*	EcoRodovias Infraestrutura e Logistica SA	3,498,796	10,380
	Sao Martinho SA	515,092	10,258
	Linx SA	1,698,394	10,109
*	B2W Cia Digital	1,970,491	9,680
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,237,600	9,534
	Cia Energetica de Minas Gerais ADR	3,073,101	9,281
^	Braskem SA ADR	519,956	9,229
	Lojas Americanas SA	1,813,042	8,895
^	BRF SA ADR	505,042	8,444
	Cia de Saneamento de Minas Gerais-COPASA	808,517	8,440
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,965,088	8,428
*	Centrais Eletricas Brasileiras SA ADR	938,782	8,139
	Alupar Investimento SA (BVMF)	1,205,473	7,017
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	745,412	6,985
*	Minerva SA	2,120,114	6,715
*	Marcopolo SA Preference Shares	6,573,933	6,714
	Iguatemi Empresa de Shopping Centers SA	668,222	6,312
	Via Varejo SA	2,084,100	5,974
	Alpargatas SA Preference Shares	1,591,981	5,292
	Telefonica Brasil SA ADR	351,924	5,068
	Iochpe Maxion SA	919,117	4,665
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	275,321	4,485
	Light SA	783,089	4,305
	Arezzo Industria e Comercio SA	457,884	4,242
	Gafisa SA	5,436,011	4,189
	Aliansce Shopping Centers SA	787,377	4,139
	BR Properties SA	1,459,939	3,929
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,209,350	3,921
	Guararapes Confeccoes SA	162,220	3,355
*	Usinas Siderurgicas de Minas Gerais SA	1,212,176	3,349
	Cia Energetica de Minas Gerais	1,050,595	3,193
*	Marfrig Global Foods SA	1,790,568	3,192
	Even Construtora e Incorporadora SA	2,202,300	3,063
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,239,202	3,051
	Cia Paranaense de Energia Preference Shares	263,705	3,020
	CPFL Energia SA ADR	196,944	2,994
	Tupy SA	712,192	2,956
	Banco Santander Brasil SA	326,000	2,686
	Cia Paranaense de Energia	356,887	2,644

2

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
2 Ser Educacional SA	375,396	2,431
Mahle-Metal Leve SA	347,373	2,408
Grendene SA	388,237	2,386
* Randon Participacoes SA Preference Shares	1,511,817	2,264
Ez Tec Empreendimentos e Participacoes SA	432,804	2,241
* Magnesita Refratarios SA	312,669	2,220
JSL SA	479,600	1,758
* Eneva SA	346,800	1,581
GAEC Educacao SA	366,826	1,551
SLC Agricola SA	308,615	1,529
Sonae Sierra Brasil SA	250,510	1,506
QGEP Participacoes SA	800,225	1,384
Direcional Engenharia SA	740,543	1,281
* Aliansce Shopping Centers SA Receipts	191,347	1,016
* Santos Brasil Participacoes SA	971,675	919
* Marisa Lojas SA	373,200	906
Cia Energetica do Ceara Preference Shares	50,700	757
Paranapanema SA	968,162	522
* FPC Par Corretora de Seguros SA	94,400	446
* Mills Estruturas e Servicos de Engenharia SA	167,841	262
* Restoque Comercio e Confeccoes de Roupas SA	162,904	199
Itausa - Investimentos Itau SA	51,353	143
* PDG Realty SA Empreendimentos e Participacoes	92,600	84
* Cia de Gas de Sao Paulo - COMGAS	178	3
* Oi SA ADR	1	—
		5,704,508
Chile (1.4%)
Empresas COPEC SA	5,997,088	60,261
SACI Falabella	7,584,571	59,555
Cencosud SA	17,808,096	58,054
* Latam Airlines Group SA (XSGO)	5,522,112	52,891
Banco de Chile	430,908,163	51,289
Banco de Credito e Inversiones	833,063	42,818
Empresas CMPC SA	18,510,710	40,098
Aguas Andinas SA Class A	52,060,210	34,325
Banco Santander Chile	550,204,304	30,786
Enersis Americas SA	166,324,784	28,171
Banco Santander Chile ADR	1,224,108	27,971
Cia Cervecerias Unidas SA	2,519,454	27,061
* Empresa Nacional de Telecomunicaciones SA	2,511,049	26,928
Colbun SA	123,009,242	26,799
* Itau CorpBanca	2,765,668,253	25,141
Enersis Americas SA ADR	2,868,463	24,870
Sociedad Quimica y Minera de Chile SA ADR	822,329	24,061
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	19,675
Empresa Nacional de Electricidad SA	28,174,325	19,435
Empresa Nacional de Electricidad SA ADR	900,055	18,685
Enersis Chile SA	178,592,081	17,881
Embotelladora Andina SA Preference Shares	4,069,203	16,318
AES Gener SA	43,407,111	14,789
Parque Arauco SA	5,730,961	14,212
Endesa Americas SA	29,313,967	13,640
Vina Concha y Toro SA	7,427,152	12,962
Enersis Chile SA ADR	2,529,928	12,574
Endesa Americas SA ADR	834,704	11,995
SONDA SA	4,154,961	8,587
Inversiones Aguas Metropolitanas SA	4,358,815	7,948
Ripley Corp. SA	11,461,932	7,190
CAP SA	819,583	5,721
Engie Energia Chile SA	2,735,106	4,853
* Cia Sud Americana de Vapores SA	159,801,296	3,259
Forus SA	453,372	1,634

3

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Inversiones La Construccion SA	122,214	1,494
			853,931
China (27.7%)
	Tencent Holdings Ltd.	80,402,164	2,130,845
	China Construction Bank Corp.	1,361,995,111	994,593
	China Mobile Ltd.	79,235,456	907,753
	Industrial & Commercial Bank of China Ltd.	1,113,554,240	668,399
	Bank of China Ltd.	1,161,352,650	520,425
	Ping An Insurance Group Co. of China Ltd.	80,050,946	421,350
	CNOOC Ltd.	238,545,705	300,156
	China Petroleum & Chemical Corp.	393,698,659	284,723
	China Life Insurance Co. Ltd. (XHKG)	112,979,287	279,707
	PetroChina Co. Ltd.	312,836,155	214,054
	Agricultural Bank of China Ltd.	434,111,065	182,618
	China Overseas Land & Investment Ltd.	57,620,178	176,888
	China Merchants Bank Co. Ltd.	66,535,600	161,798
	China Pacific Insurance Group Co. Ltd.	43,046,394	155,199
	China Minsheng Banking Corp. Ltd.	110,333,241	125,539
	China Telecom Corp. Ltd.	242,161,271	124,849
	China Shenhua Energy Co. Ltd.	54,170,270	112,307
	PICC Property & Casualty Co. Ltd.	67,580,295	109,082
	CITIC Ltd.	74,223,897	106,509
	Haitong Securities Co. Ltd.	58,392,664	103,312
	China Resources Land Ltd.	41,274,696	102,507
	China Unicom Hong Kong Ltd.	86,542,017	101,602
	Bank of Communications Co. Ltd.	133,638,345	101,575
	Hengan International Group Co. Ltd.	10,981,373	87,244
	CITIC Securities Co. Ltd.	38,640,700	85,457
	Sinopharm Group Co. Ltd.	16,284,700	79,079
	China Communications Construction Co. Ltd.	71,048,276	78,015
	China CITIC Bank Corp. Ltd.	120,554,719	77,750
*,^	BYD Co. Ltd.	11,642,281	76,645
	Geely Automobile Holdings Ltd.	72,797,300	74,905
	CSPC Pharmaceutical Group Ltd.	65,713,757	68,041
	Lenovo Group Ltd.	102,084,109	65,393
	Guangdong Investment Ltd.	43,312,080	65,303
	CRRC Corp. Ltd.	69,624,277	63,040
	New China Life Insurance Co. Ltd.	13,699,119	59,153
	Country Garden Holdings Co. Ltd.	112,577,728	58,424
	Shenzhou International Group Holdings Ltd.	8,647,065	57,275
2	China Galaxy Securities Co. Ltd.	58,479,870	55,520
	China Cinda Asset Management Co. Ltd.	152,160,000	54,664
	Belle International Holdings Ltd.	89,787,316	54,221
*	China Resources Beer Holdings Co. Ltd.	25,215,499	53,585
	ENN Energy Holdings Ltd.	11,356,374	53,390
	Fosun International Ltd.	36,195,767	52,414
	Anhui Conch Cement Co. Ltd.	18,890,152	52,211
	China Resources Power Holdings Co. Ltd.	29,989,048	50,812
	Brilliance China Automotive Holdings Ltd.	42,644,700	50,726
	China Everbright International Ltd.	41,962,000	50,163
	China Railway Group Ltd.	64,864,408	50,000
	Great Wall Motor Co. Ltd.	50,863,500	49,640
	China Vanke Co. Ltd.	18,474,741	48,220
	China Merchants Port Holdings Co. Ltd.	18,595,610	48,078
	Dongfeng Motor Group Co. Ltd.	45,270,744	47,185
	Sunny Optical Technology Group Co. Ltd.	9,653,000	47,076
2	CGN Power Co. Ltd.	160,659,878	46,905
	Sino Biopharmaceutical Ltd.	66,598,559	46,549
^	Beijing Enterprises Water Group Ltd.	62,162,000	44,965
*	China Taiping Insurance Holdings Co. Ltd.	23,268,820	44,785
^	Fullshare Holdings Ltd.	77,867,500	43,427
	Guangzhou Automobile Group Co. Ltd.	35,020,584	42,291
2	Huatai Securities Co. Ltd.	19,934,823	42,084
2	People's Insurance Co. Group of China Ltd.	105,149,000	41,779

4

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	GF Securities Co. Ltd. Class A	16,187,255	41,526
	Beijing Enterprises Holdings Ltd.	8,193,500	40,950
	China Railway Construction Corp. Ltd.	32,296,265	40,371
	China State Construction International Holdings Ltd.	27,442,872	40,035
	ANTA Sports Products Ltd.	13,791,000	39,771
	China Conch Venture Holdings Ltd.	21,262,133	39,692
	China Longyuan Power Group Corp. Ltd.	51,834,660	39,521
*,^	Alibaba Pictures Group Ltd.	199,730,000	39,316
	Zhuzhou CRRC Times Electric Co. Ltd.	7,782,500	37,631
	China Gas Holdings Ltd.	24,612,900	37,464
*,^	China Evergrande Group	56,472,466	37,172
	Huaneng Power International Inc.	59,206,978	36,393
	China Resources Gas Group Ltd.	11,428,100	35,834
	Kunlun Energy Co. Ltd.	46,321,230	34,901
	TravelSky Technology Ltd.	16,238,000	34,645
	Kingboard Chemical Holdings Ltd.	11,602,671	34,298
	Far East Horizon Ltd.	37,334,872	34,005
	China Medical System Holdings Ltd.	21,013,711	32,815
	Haier Electronics Group Co. Ltd.	20,086,000	32,373
	Longfor Properties Co. Ltd.	23,733,580	31,501
	China Oilfield Services Ltd.	31,941,800	30,657
^	Kingsoft Corp. Ltd.	13,082,000	29,326
	Sinopec Shanghai Petrochemical Co. Ltd.	57,364,788	29,242
	Zijin Mining Group Co. Ltd.	91,863,680	29,196
	Shanghai Pharmaceuticals Holding Co. Ltd.	11,201,353	28,825
	Shenzhen International Holdings Ltd.	18,621,500	28,756
	Chongqing Rural Commercial Bank Co. Ltd.	47,523,461	28,441
	China Everbright Ltd.	14,376,010	28,113
*,^,2	China Huarong Asset Management Co. Ltd.	73,402,000	28,061
	Shimao Property Holdings Ltd.	21,012,457	28,028
*	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	11,324,593	27,169
	Jiangsu Expressway Co. Ltd.	19,910,139	27,070
	Zhejiang Expressway Co. Ltd.	25,006,704	26,181
	Beijing Capital International Airport Co. Ltd.	24,969,081	26,132
	COSCO SHIPPING Ports Ltd.	26,155,788	25,931
	GCL-Poly Energy Holdings Ltd.	191,897,800	25,865
	Kweichow Moutai Co. Ltd. Class A (XSSC)	544,732	25,552
	China Communications Services Corp. Ltd.	42,991,973	25,509
	AviChina Industry & Technology Co. Ltd.	37,443,000	25,410
^	China Huishan Dairy Holdings Co. Ltd.	68,212,365	25,319
	China Everbright Bank Co. Ltd.	54,675,472	24,928
	Shanghai Industrial Holdings Ltd.	7,914,445	24,196
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,393,342	23,964
	GOME Electrical Appliances Holding Ltd.	187,831,805	23,670
^	Yanzhou Coal Mining Co. Ltd.	31,809,320	23,558
*,^	Aluminum Corp. of China Ltd.	63,391,220	23,545
	Guangzhou R&F Properties Co. Ltd.	16,630,500	23,438
	Jiangxi Copper Co. Ltd.	19,632,898	23,176
	Weichai Power Co. Ltd.	15,117,640	22,806
*	Alibaba Health Information Technology Ltd.	42,792,000	22,359
*	Shanghai Electric Group Co. Ltd.	48,287,756	22,295
^	China National Building Material Co. Ltd.	48,666,960	22,208
	Huatai Securities Co. Ltd. Class A (XSSC)	7,308,797	22,116
*	Industrial Bank Co. Ltd. Class A (XSSC)	9,163,869	22,053
2	BAIC Motor Corp. Ltd.	20,935,200	21,954
	Huaneng Renewables Corp. Ltd.	64,942,000	21,761
	Sino-Ocean Group Holding Ltd.	52,166,802	21,667
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	21,563
	Shenzhen Investment Ltd.	49,431,015	21,545
	Nine Dragons Paper Holdings Ltd.	26,300,000	21,382
*,^	China Coal Energy Co. Ltd.	37,583,800	21,277
	Sunac China Holdings Ltd.	30,434,406	20,771
	Haitian International Holdings Ltd.	9,704,000	20,004
2	Shengjing Bank Co. Ltd.	20,260,154	19,830

5

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Shandong Weigao Group Medical Polymer Co. Ltd.	30,441,800	19,819
	China Jinmao Holdings Group Ltd.	71,106,094	19,607
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,230,500	19,132
	Air China Ltd.	29,018,748	19,066
	Skyworth Digital Holdings Ltd.	28,754,000	18,560
	Tsingtao Brewery Co. Ltd.	4,620,000	18,431
2	Sinopec Engineering Group Co. Ltd.	20,204,772	17,838
	Lee & Man Paper Manufacturing Ltd.	23,365,000	17,556
	China Southern Airlines Co. Ltd.	31,218,000	17,519
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	17,486
	Midea Group Co. Ltd. Class A	4,332,991	17,352
*	Li Ning Co. Ltd.	23,812,791	16,976
	China Power International Development Ltd.	46,674,469	16,973
^,2	China Railway Signal & Communication Corp. Ltd.	20,740,400	16,817
	Kingboard Laminates Holdings Ltd.	18,187,500	16,298
	Yuexiu Property Co. Ltd.	110,145,732	16,137
	ZTE Corp.	11,624,592	15,972
^	China Hongqiao Group Ltd.	17,545,756	15,679
^	Intime Retail Group Co. Ltd.	19,820,000	15,520
	Metallurgical Corp. of China Ltd.	47,542,937	15,459
^	Luye Pharma Group Ltd.	22,491,500	15,118
^	China Traditional Chinese Medicine Holding Co. Ltd.	29,027,013	14,832
*,^	China COSCO Holdings Co. Ltd.	43,008,000	14,819
	China High Speed Transmission Equipment Group Co. Ltd.	14,294,000	14,816
^	Zhaojin Mining Industry Co. Ltd.	14,374,000	14,757
	SOHO China Ltd.	28,578,006	14,736
	Sinotrans Ltd.	30,905,000	14,553
	Agile Group Holdings Ltd.	25,942,887	14,381
^	China Molybdenum Co. Ltd.	64,031,000	14,203
	Kweichow Moutai Co. Ltd. Class A (XSHG)	302,648	14,196
*	China Agri-Industries Holdings Ltd.	35,587,961	13,908
	Sihuan Pharmaceutical Holdings Group Ltd.	56,913,000	13,633
	China Resources Cement Holdings Ltd.	33,444,686	13,505
^	Huishang Bank Corp. Ltd.	28,076,380	13,483
*,^,2	3SBio Inc.	13,452,500	13,425
	BBMG Corp.	36,463,000	13,309
*,^	China Shipping Container Lines Co. Ltd.	62,944,618	13,199
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,002,032	13,103
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,602,047	13,036
^	Golden Eagle Retail Group Ltd.	9,355,000	12,999
	Ping An Bank Co. Ltd. Class A	9,608,503	12,969
*	China Construction Bank Corp. Class A	16,697,218	12,956
	Tong Ren Tang Technologies Co. Ltd.	7,098,000	12,945
	Datang International Power Generation Co. Ltd.	46,996,568	12,661
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,050,130	12,628
^,2	Dali Foods Group Co. Ltd.	23,901,000	12,438
	GF Securities Co. Ltd.	5,527,600	12,281
*,^	CAR Inc.	11,955,532	12,127
*,^,2	Cogobuy Group	7,772,000	12,105
	Shenzhen Expressway Co. Ltd.	12,078,000	12,104
	SAIC Motor Corp. Ltd. Class A (XSSC)	3,454,480	12,072
^	Phoenix Healthcare Group Co. Ltd.	7,478,000	11,883
	KWG Property Holding Ltd.	20,536,500	11,883
^	China Reinsurance Group Corp.	49,853,000	11,866
	Wuliangye Yibin Co. Ltd. Class A	2,236,198	11,541
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	11,530
^	China Eastern Airlines Corp. Ltd.	25,606,000	11,497
2	Legend Holdings Corp.	4,600,200	11,454
^	China Zhongwang Holdings Ltd.	24,557,686	11,337
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	10,651,095	11,275
	Guangshen Railway Co. Ltd.	20,420,000	11,271
^	Huadian Power International Corp. Ltd.	26,172,000	11,217
*,2	China International Capital Corp. Ltd.	7,592,800	11,142
	CSG Holding Co. Ltd. Class B	13,280,792	11,070

6

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
^	China Shipping Development Co. Ltd.	19,976,021	11,021
	Beijing Jingneng Clean Energy Co. Ltd.	35,672,000	10,819
	Zhongsheng Group Holdings Ltd.	10,797,000	10,780
*,^	Greentown China Holdings Ltd.	13,019,500	10,614
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	10,583
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	10,427
	Hopson Development Holdings Ltd.	11,428,000	10,303
^	Xinjiang Goldwind Science & Technology Co. Ltd.	7,395,200	10,195
	CIFI Holdings Group Co. Ltd.	34,546,000	10,163
	Huadian Fuxin Energy Corp. Ltd.	43,759,852	10,133
	Ping An Insurance Group Co. of China Ltd. Class A	1,979,552	10,103
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	10,075
^	China International Marine Containers Group Co. Ltd.	8,391,598	9,985
^	Digital China Holdings Ltd.	11,836,000	9,899
*,^	Kingdee International Software Group Co. Ltd.	24,448,000	9,897
*,^	Poly Property Group Co. Ltd.	31,297,900	9,896
	China Dongxiang Group Co. Ltd.	50,046,000	9,730
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	9,587
	Qingdao Haier Co. Ltd. Class A (XSSC)	6,433,725	9,476
*,^	Chinasoft International Ltd.	20,172,000	9,473
*,^	Angang Steel Co. Ltd.	18,440,374	9,443
^	NetDragon Websoft Holdings Ltd.	2,915,000	9,408
	China Lesso Group Holdings Ltd.	12,135,000	8,883
	Tianneng Power International Ltd.	9,746,000	8,798
	China National Accord Medicines Corp. Ltd. Class B	1,404,917	8,780
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	8,719
	Bank of Beijing Co. Ltd. Class A (XSSC)	6,301,988	8,664
*,2	Tianhe Chemicals Group Ltd.	57,304,542	8,645
	BYD Electronic International Co. Ltd.	10,835,000	8,525
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	8,499
^	China South City Holdings Ltd.	37,678,000	8,337
*	Xinhua Winshare Publishing and Media Co. Ltd.	8,150,000	8,307
^,2	Red Star Macalline Group Corp. Ltd.	7,701,559	8,288
*	Industrial & Commercial Bank of China Ltd. Class A	12,670,959	8,285
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	3,426,289	8,220
*	PetroChina Co. Ltd. Class A	7,591,886	8,215
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	22,315,379	8,121
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	8,035
	China Everbright Bank Co. Ltd. Class A (XSSC)	14,222,403	7,992
	Greatview Aseptic Packaging Co. Ltd.	15,559,000	7,899
*	Coolpad Group Ltd.	45,408,600	7,894
*	Bank of China Ltd. Class A	15,736,100	7,871
	BOE Technology Group Co. Ltd. Class B	28,724,022	7,814
	Guangdong Electric Power Development Co. Ltd. Class B	17,484,844	7,793
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,277,000	7,741
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	7,694
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	5,660,888	7,683
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	736,671	7,574
	Industrial Bank Co. Ltd. Class A (XSHG)	3,135,301	7,545
	Suning Commerce Group Co. Ltd. Class A	4,557,400	7,526
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	7,488
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	7,472
	Anhui Expressway Co. Ltd.	9,264,000	7,464
	China Merchants Bank Co. Ltd. Class A (XSSC)	2,827,339	7,449
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	8,497,000	7,309
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	7,274
	Shanghai Haixin Group Co. Class B	8,385,119	7,229
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	7,151
*,^	Renhe Commercial Holdings Co. Ltd.	273,342,999	7,077
	Wuxi Little Swan Co. Ltd. Class A	1,428,951	7,043
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	7,022
	Sinotruk Hong Kong Ltd.	12,719,500	7,022
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	2,647,600	6,962
	Bank of Ningbo Co. Ltd. Class A	2,762,900	6,841

7

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Dongxu Optoelectronic Technology Co. Ltd. Class A	3,465,608	6,835
	Shandong Airlines Co. Ltd. Class B	2,960,917	6,816
	China Water Affairs Group Ltd.	9,288,000	6,739
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	6,725
	China BlueChemical Ltd.	34,769,405	6,721
*,^	Sinopec Oilfield Service Corp.	32,380,000	6,712
*	Wanda Cinema Line Co. Ltd. Class A	674,673	6,619
	Guosen Securities Co. Ltd. Class A	2,592,241	6,548
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	6,543
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,759,090	6,504
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,453,174	6,492
*	Orient Securities Co. Ltd. Class A (XSSC)	2,751,610	6,476
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,292,000	6,470
^	CT Environmental Group Ltd.	22,870,000	6,416
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	6,414
^	Chaowei Power Holdings Ltd.	7,120,000	6,357
*,^	Biostime International Holdings Ltd.	2,584,500	6,341
^	Sinopec Kantons Holdings Ltd.	13,467,000	6,314
	Tibet Water Resources Ltd.	16,970,000	6,311
	Huaxia Bank Co. Ltd. Class A (XSSC)	4,090,414	6,281
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	6,099,550	6,276
*,^	Maanshan Iron & Steel Co. Ltd.	27,358,000	6,233
	Central China Securities Co. Ltd.	12,067,000	6,225
	Poly Real Estate Group Co. Ltd. Class A (XSSC)	4,589,224	6,211
^	Yuexiu Transport Infrastructure Ltd.	9,020,000	6,177
	Powerlong Real Estate Holdings Ltd.	17,955,000	6,094
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	6,078
^	Harbin Electric Co. Ltd.	12,396,000	6,040
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	6,039
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	6,023
*,^	China Modern Dairy Holdings Ltd.	27,387,000	5,957
*	China Petroleum & Chemical Corp. Class A	8,034,099	5,931
	Sichuan Expressway Co. Ltd.	14,702,000	5,904
^	China Maple Leaf Educational Systems Ltd.	8,214,000	5,758
^,2	Fu Shou Yuan International Group Ltd.	9,816,000	5,750
	China Foods Ltd.	12,991,506	5,742
	Western Securities Co. Ltd. Class A	1,603,850	5,730
^	Dalian Port PDA Co. Ltd.	31,974,000	5,716
*,^	CITIC Resources Holdings Ltd.	45,704,000	5,703
	China Machinery Engineering Corp.	9,487,639	5,661
	Texhong Textile Group Ltd.	4,018,500	5,648
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	3,357,441	5,637
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	5,511,821	5,633
^	Yuzhou Properties Co. Ltd.	15,128,000	5,614
	Apeloa Pharmaceutical Co. Ltd. Class A	4,826,421	5,560
	Yunnan Baiyao Group Co. Ltd. Class A	540,786	5,529
*,^	Hybrid Kinetic Group Ltd.	190,728,000	5,520
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	5,485
*,^	Hanergy Thin Film Power Group Ltd.	206,154,000	5,481
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,704,421	5,464
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	801,852	5,463
^	Fufeng Group Ltd.	12,912,000	5,448
*,^	Lifetech Scientific Corp.	22,818,000	5,400
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,678,472	5,381
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,335
*	Kama Co. Ltd. Class B	5,203,252	5,311
	China National Nuclear Power Co. Ltd. Class A	5,319,107	5,302
^	PAX Global Technology Ltd.	8,467,000	5,286
	Bank of Communications Co. Ltd. Class A (XSSC)	6,304,333	5,227
	Grandblue Environment Co. Ltd. Class A (XSSC)	2,267,860	5,220
	Cinda Real Estate Co. Ltd. Class A (XSSC)	4,878,719	5,214
	Sunvim Group Co. Ltd. Class A	4,960,700	5,098
	AVIC Aircraft Co. Ltd. Class A	1,540,402	5,072
*,^	Carnival Group International Holdings Ltd.	42,740,000	5,072

8

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Xiandai Investment Co. Ltd. Class A	4,139,975	5,062
	Beijing Capital Land Ltd.	13,090,000	5,021
*,^	Leyou Technologies Holdings Ltd.	27,770,000	4,997
	Wuxi Little Swan Co. Ltd. Class B	1,438,837	4,975
	Jiangling Motors Corp. Ltd. Class B	1,965,170	4,958
2	Hua Hong Semiconductor Ltd.	4,177,000	4,935
	Xtep International Holdings Ltd.	11,197,500	4,928
	CRRC Corp. Ltd. Class A (XSSC)	3,574,774	4,916
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	4,145,470	4,912
	China Fangda Group Co. Ltd. Class B	5,297,655	4,892
	Bank of Beijing Co. Ltd. Class A (XSHG)	3,537,840	4,864
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	4,858
	Beijing North Star Co. Ltd.	14,440,000	4,854
	Xingda International Holdings Ltd.	11,681,000	4,851
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	7,497,160	4,843
^	Logan Property Holdings Co. Ltd.	12,073,368	4,841
*	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	4,834
*,2	Qingdao Port International Co. Ltd.	7,881,000	4,797
	China Railway Group Ltd. Class A (XSSC)	3,857,814	4,783
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	4,957,752	4,767
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,160,482	4,756
*,2	Tian Ge Interactive Holdings Ltd.	7,039,000	4,737
	Heilan Home Co. Ltd. Class A (XSSC)	2,877,579	4,668
	Shanghai Huayi Group Corp. Ltd. Class B	4,398,334	4,664
*,^	Munsun Capital Group Ltd.	143,968,000	4,647
	Peak Sport Products Co. Ltd.	13,895,000	4,627
	Shanghai Shimao Co. Ltd. Class A (XSSC)	4,153,869	4,614
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	3,389,600	4,601
	Livzon Pharmaceutical Group Inc. Class A	535,676	4,584
	China National Materials Co. Ltd.	20,269,000	4,562
	Lonking Holdings Ltd.	27,887,000	4,559
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,541
^	CIMC Enric Holdings Ltd.	10,865,713	4,540
^	Dongfang Electric Corp. Ltd.	5,844,830	4,520
	Bosideng International Holdings Ltd.	50,076,000	4,512
^	China Overseas Property Holdings Ltd.	22,090,092	4,479
	China SCE Property Holdings Ltd.	14,610,000	4,463
^	Vinda International Holdings Ltd.	2,246,000	4,443
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,819,716	4,434
	Changjiang Securities Co. Ltd. Class A	2,745,424	4,427
	Agricultural Bank of China Ltd. Class A (XSSC)	9,440,500	4,402
*	Hangzhou Steam Turbine Co. Ltd. Class B	3,720,204	4,378
	China International Travel Service Corp. Ltd. Class A	658,141	4,378
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	4,376
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	4,370
*	Shenma Industry Co. Ltd. Class A	3,104,604	4,344
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	1,636,038	4,341
^	Sinofert Holdings Ltd.	32,824,000	4,307
	Hubei Yihua Chemical Industry Co. Ltd. Class A	4,096,856	4,303
*	China Film Co. Ltd. Class A	1,041,800	4,264
*	Sichuan Shuangma Cement Co. Ltd. Class A	900,476	4,250
	Sunshine City Group Co. Ltd. Class A	4,762,383	4,244
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	4,231
*	Tengda Construction Group Co. Ltd. Class A	5,529,299	4,220
	Jiangxi Wannianqing Cement Co. Ltd. Class A	4,000,916	4,218
*	Beijing Xinwei Technology Group Co. Ltd. Class A	1,627,766	4,205
^	SSY Group Ltd.	12,448,000	4,200
	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	1,676,970	4,200
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,194
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	4,188
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	4,182
	Luzhou Laojiao Co. Ltd. Class A	820,599	4,164
	CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	4,162
	China United Network Communications Ltd. Class A (XSSC)	5,497,924	4,160

9

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Searainbow Holding Corp. Class A	567,316	4,153
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	4,139
*	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSSC)	4,725,698	4,133
	Dongguan Development Holdings Co. Ltd. Class A	2,560,501	4,113
*	China Overseas Grand Oceans Group Ltd.	11,191,000	4,109
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,169,201	4,076
	Tianjin Teda Co. Ltd. Class A	4,743,100	4,062
^	Livzon Pharmaceutical Group Inc.	695,760	4,052
	China Railway Group Ltd. Class A (XSHG)	3,248,829	4,028
*	Guotai Junan Securities Co. Ltd. Class A (XSSC)	1,530,554	4,027
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	903,553	4,025
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	588,962	4,012
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	4,005
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	3,994
*	Zhongbai Holdings Group Co. Ltd. Class A	3,293,016	3,990
*,^	O-Net Technologies Group Ltd.	7,311,000	3,980
	Sichuan Hejia Co. Class A	1,721,088	3,968
	Dah Chong Hong Holdings Ltd.	9,481,000	3,965
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,129,302	3,958
	Huaxia Bank Co. Ltd. Class A (XSHG)	2,573,576	3,952
*	Huadian Energy Co. Ltd. Class B	7,910,644	3,946
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	3,918
*,2	Haichang Ocean Park Holdings Ltd.	18,430,000	3,912
	Industrial Securities Co. Ltd. Class A (XSSC)	3,352,265	3,896
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,866
	Huadong Medicine Co. Ltd. Class A	355,618	3,863
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,663,265	3,855
	China Grand Automotive Services Co. Ltd. Class A (XSSC)	2,938,659	3,831
	GoerTek Inc. Class A	845,003	3,830
*	Glorious Property Holdings Ltd.	31,949,000	3,827
	Bank of Nanjing Co. Ltd. Class A (XSSC)	2,466,120	3,816
	Shanghai Xujiahui Commercial Co. Ltd. Class A	1,918,877	3,798
*	Shang Gong Group Co. Ltd. Class B	3,678,113	3,791
	China ZhengTong Auto Services Holdings Ltd.	11,770,000	3,771
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,762
^	Sinosoft Technology Group Ltd.	8,626,800	3,761
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,260,744	3,754
	Thaihot Group Co. Ltd. Class A	1,330,114	3,702
	Kangde Xin Composite Material Group Co. Ltd. Class A	1,423,941	3,699
	Southwest Securities Co. Ltd. Class A (XSSC)	3,433,481	3,696
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	2,953,440	3,691
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,690
	Shandong Chenming Paper Holdings Ltd.	4,275,000	3,686
*	China Oil & Gas Group Ltd.	48,560,000	3,685
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	3,675
	Huayuan Property Co. Ltd. Class A (XSSC)	5,225,205	3,662
	Shenzhen O-film Tech Co. Ltd. Class A	635,730	3,658
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,643
	Guoyuan Securities Co. Ltd. Class A	1,102,850	3,640
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	593,550	3,636
	Weiqiao Textile Co.	5,400,000	3,627
	Avic Capital Co. Ltd. Class A (XSSC)	3,716,868	3,622
*,^	Enerchina Holdings Ltd.	52,059,000	3,613
	Sichuan Xichang Electric Power Co. Ltd. Class A	2,178,399	3,607
	BeijingHualian Hypermarket Co. Ltd. Class A	3,660,845	3,600
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,412,112	3,563
	Tianma Bearing Group Co. Ltd. Class A	2,146,115	3,561
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	3,557
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	3,554
	CITIC Securities Co. Ltd. Class A (XSSC)	1,449,600	3,550
*	Lushang Property Co. Ltd. Class A	4,115,979	3,540
^	Wasion Group Holdings Ltd.	6,022,000	3,539
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,332,000	3,534
	COSCO International Holdings Ltd.	7,598,000	3,524

10

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	3,477
	361 Degrees International Ltd.	9,241,000	3,469
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	3,461
	Hua Han Health Industry Holdings Ltd.	50,548,000	3,454
	Luxshare Precision Industry Co. Ltd. Class A	1,043,337	3,450
	Beijing Orient Landscape & Ecology Co. Ltd. Class A	1,539,482	3,433
*	Tatwah Smartech Co. Ltd. Class A	1,303,958	3,408
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	3,407
	Zhejiang Dahua Technology Co. Ltd. Class A	1,574,692	3,397
	Bank of Chongqing Co. Ltd.	4,220,500	3,387
	Shandong Nanshan Aluminum Co. Ltd. Class A	7,338,395	3,381
	Poly Culture Group Corp. Ltd.	1,250,300	3,374
	Suofeiya Home Collection Co. Ltd. Class A	386,989	3,343
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,187,570	3,340
	China United Network Communications Ltd. Class A (XSHG)	4,397,800	3,328
	Concord New Energy Group Ltd.	66,400,000	3,324
*,^	Hi Sun Technology China Ltd.	21,360,000	3,324
	Daqin Railway Co. Ltd. Class A (XSSC)	3,323,570	3,324
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	5,179,468	3,316
	Gree Electric Appliances Inc. of Zhuhai Class A	1,002,286	3,316
	Anxin Trust Co. Ltd. Class A (XSSC)	976,954	3,313
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	6,600,310	3,310
	Emei Shan Tourism Co. Class A	1,722,471	3,277
	Huabei Expressway Co. Ltd. Class A	4,407,564	3,261
	Shanghai Industrial Urban Development Group Ltd.	12,856,000	3,257
	Beijing Yanjing Brewery Co. Ltd. Class A	2,895,858	3,256
	Huaneng Power International Inc. Class A (XSSC)	3,017,592	3,182
	Shanxi Securities Co. Ltd. Class A	1,558,546	3,177
	Dalian Zeus Entertainment Group Co. Ltd. Class A	286,989	3,164
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSSC)	896,354	3,161
	Hangzhou Robam Appliances Co. Ltd. Class A	562,926	3,145
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	3,002,084	3,130
	China Shineway Pharmaceutical Group Ltd.	3,042,000	3,126
*,^	China Yurun Food Group Ltd.	19,588,149	3,123
*	China Life Insurance Co. Ltd. Class A	963,800	3,102
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	3,097
	Everbright Securities Co. Ltd. Class A (XSSC)	1,242,228	3,090
*	Bank of Jiangsu Co. Ltd. Class A	2,012,300	3,088
	Iflytek Co. Ltd. Class A	696,506	3,081
	Northeast Securities Co. Ltd. Class A	1,604,558	3,081
	Jointo Energy Investment Co. Ltd. Hebei Class A	2,249,244	3,073
	CPMC Holdings Ltd.	5,867,000	3,072
	Luthai Textile Co. Ltd. Class B	2,415,793	3,064
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	666,846	3,064
	Joeone Co. Ltd. Class A	1,211,177	3,052
	C C Land Holdings Ltd.	11,479,000	3,049
	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	3,046
	Luthai Textile Co. Ltd. Class A	1,702,491	3,042
	North China Pharmaceutical Co. Ltd. Class A	3,101,060	3,037
	Central China Land Media Co. Ltd. Class A	1,857,207	3,034
	Gemdale Corp. Class A (XSSC)	1,699,085	3,025
*,^	Chiho-Tiande Group Ltd.	3,916,000	3,011
*	Zhejiang Shenghua Biok Biology Co. Ltd. Class A	1,874,600	2,999
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	400,469	2,998
	Beijing North Star Co. Ltd. Class A (XSSC)	4,758,231	2,991
^,2	Cosmo Lady China Holdings Co. Ltd.	7,308,000	2,984
	China Quanjude Group Co. Ltd. Class A	952,758	2,982
	Shandong Pharmaceutical Glass Co. Ltd. Class A	984,990	2,980
*	Tieling Newcity Investment Holding Ltd. Class A	4,028,153	2,978
^	China Singyes Solar Technologies Holdings Ltd.	6,252,000	2,977
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	1,799,036	2,958
*	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	1,097,383	2,950
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	2,946
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	2,944

11

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,940
	China Vanke Co. Ltd. Class A	794,700	2,939
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	2,933
*	Landing International Development Ltd.	121,540,000	2,921
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	2,910
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	2,625,050	2,901
	Shandong Huatai Paper Co. Ltd. Class A	3,886,792	2,899
	Jiangsu Lianyungang Port Co. Ltd. Class A	3,957,225	2,898
	Anhui Shanying Paper Industry Co. Ltd. Class A (XSSC)	6,235,561	2,897
	Beijing Dabeinong Technology Group Co. Ltd. Class A	2,655,387	2,875
	Suning Universal Co. Ltd. Class A	2,183,210	2,875
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	2,871
	Yonggao Co. Ltd. Class A	2,256,199	2,871
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	2,870
	China Lilang Ltd.	5,093,000	2,869
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	335,400	2,866
	Grand Industrial Holding Group Co. Ltd.	602,984	2,864
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,601,562	2,851
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,847
	New Hope Liuhe Co. Ltd. Class A	2,373,324	2,845
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,837
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	2,833
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	1,035,581	2,831
*	Luxi Chemical Group Co. Ltd. Class A	3,613,288	2,830
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	3,621,309	2,827
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	3,131,793	2,825
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A (XSHG)	1,193,900	2,825
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,291,001	2,823
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,814
	Suzhou Victory Precision Manufacture Co. Ltd. Class A	1,805,542	2,813
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	4,235,781	2,812
	Financial Street Holdings Co. Ltd. Class A	1,676,851	2,802
	Guilin Tourism Co. Ltd. Class A	1,623,123	2,795
	GRG Banking Equipment Co. Ltd. Class A	1,256,331	2,793
	TCL Corp. Class A	5,514,422	2,785
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	2,785
	Shenzhen Topraysolar Co. Ltd. Class A	1,937,061	2,784
*	Aluminum Corp. of China Ltd. Class A	4,735,500	2,780
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,032,349	2,777
*	Sichuan Meifeng Chemical IND Class A	2,010,724	2,770
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,820,033	2,767
	Alpha Group Class A	675,261	2,758
*,2	Ozner Water International Holding Ltd.	13,144,000	2,756
	Global Top E-Commerce Co. Ltd. Class A	929,940	2,749
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,742
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,738
	Metro Land Corp. Ltd. Class A	2,013,684	2,734
	Guoxuan High-Tech Co. Ltd.	526,361	2,727
*	GCL System Integration Technology Co. Ltd. Class A	3,096,400	2,721
	Hytera Communications Corp. Ltd. Class A	1,454,565	2,720
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	2,716
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,707
	Jiuzhitang Co. Ltd. Class A	745,255	2,699
*	Xinjiang Tianshan Cement Co. Ltd. Class A	2,669,688	2,691
	China Railway Construction Corp. Ltd. Class A (XSSC)	1,769,795	2,688
	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	2,688
	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	2,133,075	2,684
	Zhongtian Urban Development Group Co. Ltd. Class A	2,734,166	2,684
	Chinese Universe Publishing and Media Co. Ltd. Class A	788,436	2,683
	Hefei Meiling Co. Ltd. Class A	2,685,828	2,681
*,^	North Mining Shares Co. Ltd.	148,490,000	2,680
	Venustech Group Inc. Class A	779,436	2,679
	Jinke Properties Group Co. Ltd. Class A	3,657,625	2,669
	Beijing Shiji Information Technology Co. Ltd. Class A	725,872	2,665

12

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Tande Co. Ltd. Class A	3,429,500	2,659
^,2	Fuyao Glass Industry Group Co. Ltd.	915,201	2,654
	Hualan Biological Engineering Inc. Class A	493,320	2,641
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,361,327	2,640
	Kingenta Ecological Engineering Group Co. Ltd. Class A	2,362,788	2,639
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	1,143,854	2,638
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	2,638
	Aisino Corp. Class A	810,220	2,635
	Dongxing Securities Co. Ltd. Class A (XSHG)	771,200	2,635
*	Bank of Guiyang Co. Ltd. Class A	1,108,565	2,631
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	902,704	2,625
	BBMG Corp. Class A (XSSC)	4,055,470	2,625
	Tianqi Lithium Industries Inc. Class A	447,543	2,622
*,^	West China Cement Ltd.	25,752,000	2,620
	Power Construction Corp. of China Ltd. Class A (XSSC)	2,613,156	2,616
	Inzone Group Co. Ltd. Class A (XSHG)	1,987,631	2,610
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	16,694,000	2,604
*,^	TCL Multimedia Technology Holdings Ltd.	5,136,000	2,597
*,^	Sinotrans Shipping Ltd.	16,009,500	2,595
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	2,590
	Poly Real Estate Group Co. Ltd. Class A (XSHG)	1,912,852	2,589
	Sealand Securities Co. Ltd. Class A	2,444,050	2,587
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	6,246,241	2,587
	Ajisen China Holdings Ltd.	5,740,000	2,582
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	8,832,000	2,580
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	835,251	2,571
*	Wintime Energy Co. Ltd. Class A (XSSC)	4,108,014	2,569
*	Shanghai Zhongyida Co. Ltd. Class B	4,643,648	2,568
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,325,283	2,556
*	Shandong Bohui Paper Industrial Co. Ltd. Class A	4,830,400	2,552
*	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	2,549
	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	2,543
*	Fujian Sunner Development Co. Ltd. Class A	652,847	2,540
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	2,539
	Sou Yu Te Group Co. Ltd. Class A	1,207,591	2,533
	Shanghai International Airport Co. Ltd. Class A (XSSC)	633,189	2,533
*	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	2,530
*	Wuhan Department Store Group Co. Ltd. Class A	871,290	2,529
^	China All Access Holdings Ltd.	7,914,000	2,528
	Jinzhou Port Co. Ltd. Class B	4,738,200	2,516
	Fiyta Holdings Ltd. Class A	1,190,485	2,515
	INESA Intelligent Tech Inc. Class B	3,144,066	2,514
	Rainbow Department Store Co. Ltd. Class A	1,317,833	2,508
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	3,945,293	2,504
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	2,655,448	2,503
*	PW Medtech Group Ltd.	7,995,000	2,499
	Hubei Energy Group Co. Ltd. Class A	3,564,555	2,493
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,153,067	2,491
	Comba Telecom Systems Holdings Ltd.	14,015,740	2,485
	Lao Feng Xiang Co. Ltd. Class A	406,700	2,481
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,685,573	2,477
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	2,474
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,472
	ZTE Corp. Class A	1,094,565	2,470
	Anhui Heli Co. Ltd. Class A (XSSC)	1,422,063	2,470
*	Jiangsu Bicon Pharmaceutical Listed Co. Class A	645,100	2,461
	Tus-Sound Environmental Resources Co. Ltd. Class A	479,697	2,459
	First Capital Securities Co. Ltd. Class A	444,700	2,452
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,435
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,433
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	856,078	2,428
*	Bohai Financial Investment Holding Co. Ltd. Class A	2,288,722	2,427
*	Cultural Investment Holdings Co. Ltd. Class A	685,029	2,424
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	2,421

13

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	760,514	2,420
Youzu Interactive Co. Ltd. Class A	608,916	2,420
Zhongyuan Environment-Protection Co. Ltd. Class A	915,779	2,419
Founder Securities Co. Ltd. Class A (XSSC)	2,190,813	2,419
Inspur Electronic Information Industry Co. Ltd. Class A	701,449	2,416
* Danhua Chemical Technology Co. Ltd. Class A	1,794,610	2,416
Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	2,918,600	2,413
Eastern Communications Co. Ltd. Class A (XSSC)	1,682,562	2,410
* TOP Energy Co. Ltd-A Class A (XSHG)	2,903,744	2,399
Bluestar Adisseo Co. Class A	1,157,745	2,398
Huangshan Tourism Development Co. Ltd. Class A	1,000,088	2,390
Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	730,895	2,385
Hongrun Construction Group Co. Ltd. Class A	2,146,046	2,377
Beih-Property Co. Ltd. Class A	1,927,713	2,377
Jiangxi Ganfeng Lithium Co. Ltd. Class A	500,900	2,376
Huadian Power International Corp. Ltd. Class A (XSSC)	3,213,300	2,375
FAWER Automotive Parts Co. Ltd. Class A	1,734,461	2,374
* Greenland Holdings Corp. Ltd. Class A	1,769,945	2,370
Hundsun Technologies Inc. Class A (XSSC)	272,220	2,367
* Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	5,714,100	2,366
Shanghai Pret Composites Co. Ltd. Class A	510,444	2,363
Tongding Interconnection Information Co. Ltd. Class A	858,300	2,360
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	943,429	2,354
Qinghai Salt Lake Industry Co. Ltd. Class A	841,400	2,349
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	1,221,500	2,348
Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	2,348
AVIC Electromechanical Systems Co. Ltd. Class A	914,232	2,348
Anhui Conch Cement Co. Ltd. Class A (XSSC)	933,661	2,346
Zhejiang Transfar Co. Ltd. Class A	807,401	2,344
Shenzhen Airport Co. Class A	1,820,428	2,331
* Shenyang Jinbei Automotive Co. Ltd. Class A	2,404,601	2,329
Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	3,327,153	2,316
* Wuhan East Lake High Technology Group Co. Ltd. Class A	1,795,350	2,314
Ningbo Zhoushan Port Co. Ltd. Class A	3,056,883	2,305
Zhejiang Supor Cookware Co. Ltd. Class A	428,322	2,301
Zhejiang Wanliyang Co. Ltd. Class A	1,062,634	2,300
Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,922,783	2,299
China Pacific Insurance Group Co. Ltd. Class A (XSSC)	530,844	2,295
Tsinghua Unisplendour Co. Ltd. Class A	252,659	2,294
Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,294
Guangzhou Echom Science & Technology Co. Ltd. Class A	1,605,500	2,291
* Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,923,876	2,291
Realcan Pharmaceutical Co. Ltd. Class A	441,700	2,284
Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	374,447	2,283
Shanghai Jiabao Industry & Commerce Group Co. Ltd. Class A	890,172	2,282
* Yinyi Real Estate Co. Ltd. Class A	1,522,901	2,280
Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	2,279
* Tianjin Hi-Tech Development Co. Ltd. Class A	2,247,302	2,275
* Huatian Hotel Group Co. Ltd. Class A	2,175,677	2,274
* Hubei Mailyard Share Co. Ltd. Class A	787,600	2,271
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,115,093	2,268
Anhui Zhongding Sealing Parts Co. Ltd. Class A	644,765	2,268
^ Dawnrays Pharmaceutical Holdings Ltd.	3,796,000	2,267
Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	2,262
* China High-Speed Railway Technology Co. Ltd. Class A	1,560,400	2,261
Sinolink Securities Co. Ltd. Class A (XSSC)	1,143,000	2,258
Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	2,257
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	2,256
Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,208,621	2,255
Henan Billions Chemicals Co. Ltd. Class A	1,061,625	2,245
Shaanxi International Trust Co. Ltd. Class A	2,030,600	2,243
* China Tianying Inc. Class A	2,041,714	2,242
Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	3,436,397	2,235
Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	2,224

14

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	2,202,583	2,222
*	Apex Technology Co. Ltd. Class A	431,575	2,219
*	Dezhan Healthcare Co. Ltd. Class A	962,948	2,216
^	China Power New Energy Development Co. Ltd.	3,653,000	2,213
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,947,300	2,211
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	2,198
*	Greattown Holdings Ltd. Class A	1,641,600	2,197
*	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	2,196
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	499,409	2,196
	Leo Group Co. Ltd. Class A	855,223	2,195
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,193
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	1,265,090	2,186
*	Northeast Pharmaceutical Group Co. Ltd. Class A	1,446,917	2,184
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	2,183
*	Yunnan Coal Energy Co. Ltd. Class A	2,410,493	2,180
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	2,180
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,763,230	2,180
	Changchunjingkai Group Co. Ltd. Class A	1,751,171	2,180
*	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	2,171
	Yantai Moon Co. Ltd. Class A	941,056	2,170
	Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	2,169
	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	2,161
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	2,160
	Huayi Compressor Co. Ltd. Class A	1,274,304	2,160
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	2,157
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	2,151
	Weichai Power Co. Ltd. Class A	1,523,539	2,147
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	2,147
	Guangdong Golden Dragon Development Inc. Class A	722,300	2,146
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	2,138
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	1,898,367	2,129
*	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	2,123
	Zhejiang Semir Garment Co. Ltd. Class A	1,353,320	2,121
^	China Suntien Green Energy Corp. Ltd.	15,835,000	2,117
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	2,111
	Jiangsu Yoke Technology Co. Ltd. Class A	582,200	2,109
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	761,682	2,109
*	Shanghai Potevio Co. Ltd. Class A	404,003	2,109
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,106
	China World Trade Center Co. Ltd. Class A (XSSC)	724,135	2,106
*	China Datang Corp. Renewable Power Co. Ltd.	23,042,000	2,105
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	1,170,422	2,102
	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	2,102
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	344,530	2,101
*	AVIC International Holding HK Ltd.	32,692,000	2,100
	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,203,111	2,097
*	Kangxin New Materials Co. Ltd. Class A	1,153,880	2,093
*	Guosheng Financial Holding Inc. Class A	486,624	2,092
*	CECEP Solar Energy Co. Ltd. Class A	961,843	2,089
	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	1,074,724	2,086
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	2,084
*,^	Baoxin Auto Group Ltd.	6,394,499	2,082
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	449,297	2,079
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,075
*,^	China Chengtong Development Group Ltd.	23,756,000	2,073
*	Ningbo Sanxing Electric Co. Ltd. Class A (XSSC)	1,089,936	2,072
	Holitech Technology Co. Ltd. Class A	853,198	2,071
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSSC)	2,711,240	2,070
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,855,532	2,066
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,733,900	2,056
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,476,198	2,056
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,054
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	427,737	2,045
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	1,368,288	2,043

15

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Pacific Securities Co. Ltd. Class A (XSSC)	2,676,600	2,043
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	2,042
	Luolai Lifestyle Technology Co. Ltd. Class A	1,008,394	2,035
	Jiangsu Yinhe Electronics Co. Ltd. Class A	556,784	2,032
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	895,349	2,031
	Guangdong Haid Group Co. Ltd. Class A	907,167	2,031
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,475,375	2,030
	Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	2,026
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	2,023
	Do-Fluoride Chemicals Co. Ltd. Class A	398,450	2,023
	Tibet Tianlu Co. Ltd. Class A	1,513,422	2,020
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	2,019
*	Digital China Group Co. Ltd. Class A	450,736	2,017
	China Baoan Group Co. Ltd. Class A	1,314,680	2,016
	Tianshui Huatian Technology Co. Ltd. Class A	1,076,774	2,011
	Unigroup Guoxin Co. Ltd. Class A	374,793	2,011
	Zhuhai Port Co. Ltd. Class A	2,213,800	2,009
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	2,007
^	Yashili International Holdings Ltd.	9,882,000	2,007
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	2,005
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,219,705	2,002
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	502,212	2,000
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,997
^	China Electronics Corp. Holdings Co. Ltd.	8,296,000	1,996
	Infore Environment Technology Group Co. Ltd. Class A	861,399	1,992
	Haining China Leather Market Co. Ltd. Class A	1,252,410	1,987
	Jiangxi Changyun Co. Ltd. Class A	961,933	1,987
	TianGuang ZhongMao Co. Ltd. Class A	1,060,320	1,986
*	Guangxi Wuzhou Communications Co. Ltd. Class A	2,330,405	1,984
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	1,978
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	1,042,700	1,978
*	Shenzhen Hifuture Electric Co. Ltd. Class A	924,162	1,966
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	1,965
*	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	1,497,200	1,964
*,^	China Water Industry Group Ltd.	11,548,000	1,964
	Joyoung Co. Ltd. Class A	682,392	1,961
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,960
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	1,958
	INESA Intelligent Tech Inc. Class A	1,230,500	1,957
*,^	Lianhua Supermarket Holdings Co. Ltd.	4,804,000	1,953
	SooChow Securities Co. Ltd. Class A (XSSC)	913,430	1,952
*	Jianxin Mining Co. Ltd. Class A	1,433,400	1,952
	Shanghai Aerospace Automobile Electromechanical Co. Class A	1,189,771	1,949
	Shanghai East China Computer Co. Ltd. Class A (XSSC)	474,730	1,949
	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,458,800	1,948
	Zhonglu Co. Ltd. Class B	1,084,642	1,946
	Jiangsu Holly Corp. Class A	846,694	1,944
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	1,942
	Harbin High-Tech Group Co. Class A	1,175,501	1,938
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	677,183	1,937
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,936
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,248,840	1,932
	Insigma Technology Co. Ltd. Class A	728,100	1,929
	Shenzhen Agricultural Products Co. Ltd. Class A	1,056,629	1,924
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	1,923
	Contemporary Eastern Investment Co. Ltd. Class A	980,025	1,920
*	Hainan Yedao Co. Ltd. Class A	919,500	1,919
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,982	1,915
*	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,914
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	570,162	1,913
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,912
	Future Land Holdings Co. Ltd. Class A	1,159,973	1,911
*	Jiangsu Shagang Co. Ltd. Class A	801,300	1,908
	China CAMC Engineering Co. Ltd. Class A	553,597	1,906

16

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,905
	Accelink Technologies Co. Ltd. Class A	171,316	1,903
	Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	698,130	1,899
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	1,896
	Shimge Pump Industry Group Co. Ltd. Class A	855,724	1,894
*,^	National Agricultural Holdings Ltd.	12,904,000	1,894
	Shenzhen Tagen Group Co. Ltd. Class A	1,262,881	1,891
	Zhejiang NHU Co. Ltd. Class A	586,751	1,891
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,883
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,883
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	1,878
*	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,877
*	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,877
	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,877
	Youngor Group Co. Ltd. Class A (XSSC)	891,750	1,876
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	650,805	1,874
*	Yibin Tianyuan Group Co. Ltd. Class A	1,500,329	1,870
	Guangdong Advertising Group Co. Ltd. Class A	959,325	1,865
	Anhui Water Resources Development Co. Ltd. Class A	1,325,165	1,864
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	850,525	1,860
*	Beijing Shougang Co. Ltd. Class A	1,993,600	1,857
*,^	Loudong General Nice Resources China Holdings Ltd.	26,283,000	1,855
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	524,612	1,850
	Hilong Holding Ltd.	7,749,000	1,849
	Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	1,848
	Avic Aviation Engine Corp. plc Class A (XSHG)	357,386	1,847
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	1,846
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	1,846
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	1,083,730	1,844
	Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	1,131,046	1,842
*	Shenzhen Kondarl Group Co. Ltd. Class A	359,999	1,839
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	415,769	1,835
	Beijing SPC Environment Protection Tech Co. Ltd. Class A	697,821	1,834
*	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,827
	Tianjin Port Co. Ltd. Class A (XSSC)	1,213,783	1,825
*	Shenyang Chemical Industry Class A	1,716,100	1,824
*	Dalian Dafu Enterprises Holdings Co. Ltd. Class A	2,377,436	1,823
	Beyondsoft Corp. Class A	320,300	1,819
	NavInfo Co. Ltd. Class A	557,650	1,816
	Kuangda Technology Group Co. Ltd. Class A	1,736,483	1,815
	Hongfa Technology Co. Ltd. Class A (XSHG)	372,024	1,814
*	Hengdeli Holdings Ltd.	16,760,000	1,813
	Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,813
	Norinco International Cooperation Ltd. Class A	483,900	1,812
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	1,809
	Zhejiang Sanhua Co. Ltd. Class A	1,148,411	1,808
	GEM Co. Ltd. Class A	1,676,426	1,808
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,805
	Guangdong Goworld Co. Ltd. Class A	943,044	1,804
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	467,438	1,804
	Guizhou Guihang Automotive Components Co. Ltd. Class A	549,703	1,803
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,802
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,799
*	CITIC Guoan Wine Co. Ltd. Class A	1,041,500	1,798
	AVIC Jonhon OptronicTechnology Co. Ltd. Class A	316,868	1,797
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	1,797
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,795
	Shinva Medical Instrument Co. Ltd. Class A (XSSC)	493,041	1,792
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,786
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	863,300	1,785
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	713,193	1,785
*	China Huiyuan Juice Group Ltd.	4,829,500	1,784
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	1,783
*	China Wuyi Co. Ltd. Class A	642,570	1,780

17

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,886,301	1,779
Air China Ltd. Class A (XSHG)	1,626,099	1,778
Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	1,778
* Kingnet Network Co. Ltd. Class A	326,546	1,777
Eastcompeace Technology Co. Ltd. Class A	767,109	1,777
Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,774
BOE Technology Group Co. Ltd. Class A	4,866,500	1,773
* Sinopec Oilfield Service Corp. Class A	3,057,700	1,772
Changchai Co. Ltd. Class A	1,196,785	1,770
Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	1,770
Wuhan Guide Infrared Co. Ltd. Class A	448,972	1,767
Optics Valley Union Holding Co. Ltd.	16,508,000	1,762
Zhejiang Baoxiniao Garment Co. Ltd. Class A	2,412,700	1,762
Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,496,964	1,756
* Ningbo Joyson Electronic Corp. Class A (XSHG)	349,503	1,755
* Shandong Denghai Seeds Co. Ltd. Class A	683,618	1,754
* Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,240,338	1,754
Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	1,752
* Create Technology & Science Co. Ltd. Class A	1,136,256	1,744
* Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,734
Hesteel Co. Ltd. Class A	3,757,200	1,734
* Aotecar New Energy Technology Co. Ltd. Class A	744,200	1,733
Chuying Agro-pastora Group Co. Ltd. Class A	2,227,192	1,732
Zhejiang Dragon Pipe Manufacturing Co. Ltd. Class A	459,525	1,731
Tiangong International Co. Ltd.	13,708,000	1,730
* HPGC Renmintongtai Pharmaceutical Corp. Class A	729,534	1,730
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	634,480	1,725
Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	1,725
Beijing SDL Technology Co. Ltd. Class A	716,927	1,724
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	464,144	1,723
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,722
* Sinopec Oilfield Equipment Corp. Class A	1,040,893	1,721
* Hangzhou Iron & Steel Co. Class A	1,294,374	1,720
* Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	1,720
Guangzhou Pearl River Piano Group Co. Ltd. Class A	768,101	1,717
* Hainan Airlines Co. Ltd. Class A (XSSC)	3,609,400	1,717
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,716
* Shanghai SMI Holding Co. Ltd. Class A (XSHG)	637,700	1,715
Beijing Shouhang Resources Saving Co. Ltd. Class A	1,272,541	1,714
Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	1,713
* Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,712
Fujian Newland Computer Co. Ltd. Class A	618,095	1,712
* Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	1,712
Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,708
Glodon Co. Ltd. Class A	732,431	1,704
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	1,704
* Luoniushan Co. Ltd. Class A	1,769,907	1,703
Zhejiang Crystal-Optech Co. Ltd. Class A	485,204	1,701
Myhome Real Estate Development Group Co. Ltd. Class A	2,899,500	1,701
UTour Group Co. Ltd. Class A	622,600	1,699
Shanghai Shibei Hi-Tech Co. Ltd. Class A	570,865	1,698
Gemdale Corp. Class A (XSHG)	953,400	1,697
* Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,112,150	1,695
Muyuan Foodstuff Co. Ltd. Class A	464,814	1,694
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	332,610	1,694
Anhui Quanchai Engine Co. Ltd. Class A	1,043,078	1,692
Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,691
Beijing Urban & Rural Trade Centre Co. Ltd. Class A	740,548	1,690
* Shangying Global Co. Ltd. Class A	337,100	1,690
* Langold Real Estate Co. Ltd. Class A	1,962,979	1,689
Yonghui Superstores Co. Ltd. Class A (XSSC)	2,549,284	1,689
Zhejiang Haiyue Co. Ltd. Class A (XSSC)	893,841	1,687
Tianma Microelectronics Co. Ltd. Class A	606,603	1,686
Dare Power Dekor Home Co. Ltd. Class A	562,739	1,686

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	PCI-Suntek Technology Co. Ltd. Class A	1,186,910	1,679
*	Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	1,677
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	905,240	1,677
*	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	1,676
	Xi'an LONGi Silicon Materials Corp. Class A (XSSC)	819,659	1,676
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,676
	First Tractor Co. Ltd. Class A (XSSC)	935,289	1,673
*	CPT Technology Group Co. Ltd. Class A	815,956	1,672
	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	1,672
^	China Energy Engineering Corp. Ltd.	12,130,000	1,671
	Spring Airlines Co. Ltd. Class A (XSSC)	260,939	1,666
	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,665
*	Hunan Valin Steel Co. Ltd. Class A	2,165,000	1,662
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	395,854	1,660
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,660
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	1,331,527	1,656
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	973,203	1,651
*	Yangguang Co. Ltd. Class A	1,520,002	1,651
	Guorui Properties Ltd.	4,925,000	1,645
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	252,800	1,642
*	Yechiu Metal Recycling China Ltd. Class A	2,802,500	1,642
	Suzhou Anjie Technology Co. Ltd. Class A	308,433	1,641
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	1,640
	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSSC)	1,868,124	1,640
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	1,887,126	1,637
*	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	1,637
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,323,492	1,637
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,084,395	1,636
	Wanxiang Qianchao Co. Ltd. Class A	752,015	1,635
*	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	343,700	1,634
	Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	742,781	1,634
*	Teamax Smart City Technology Corp. Ltd. Class A	432,700	1,632
	Qingling Motors Co. Ltd.	5,278,000	1,630
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	352,711	1,630
*	Sinolink Worldwide Holdings Ltd.	13,918,000	1,627
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	466,881	1,626
	Talkweb Information System Co. Ltd. Class A	841,500	1,625
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	445,228	1,624
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,623
*	Shanghai Lingang Holdings Corp. Ltd. Class A	454,300	1,622
*	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	1,621
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	1,615
*	Henan Dayou Energy Co. Ltd. Class A	1,855,470	1,612
	Hunan Friendship & Apollo Cmmericial Co. Ltd. Class A	820,500	1,612
*	Hubei Sanxia New Building Material Co. Ltd. Class A	728,550	1,612
	Huawen Media Investment Corp. Class A	962,720	1,606
*	Shanxi Coking Co. Ltd. Class A	1,104,367	1,602
	Huafu Top Dyed Melange Yarn Co. Ltd. Class A	907,007	1,601
	Jinling Pharmaceutical Co. Ltd. Class A	758,131	1,601
*	Meisheng Cultural & Creative Corp. Ltd. Class A	307,379	1,601
	Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	1,599
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,598
*,^	V1 Group Ltd.	32,212,000	1,597
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	2,086,522	1,595
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,594
	North Electro-Optic Co. Ltd. Class A	494,561	1,593
	Sunflower Pharmaceutical Group Co. Ltd. Class A	302,054	1,592
	Beijing Sevenstar Electronics Co. Ltd. Class A	317,300	1,592
	DongFeng Automobile Co. Ltd. Class A	1,412,412	1,592
	Yifan Pharmaceutical Co. Ltd. Class A	740,303	1,591
	Guangxi Liugong Machinery Co. Ltd. Class A	1,498,378	1,591
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,589
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,589
*	China Fiber Optic Network System Group Ltd.	17,564,000	1,585

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,585
Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	1,585
Sinodata Co. Ltd. Class A	212,735	1,585
Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	1,584
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	619,009	1,582
Shandong Sinobioway Biomedicine Co. Ltd. Class A	424,560	1,581
* Sinosteel Engineering & Technology Co. Ltd. Class A	668,330	1,579
* Eastern Gold Jade Co. Ltd. Class A	1,062,360	1,579
* Goldenmax International Technology Ltd. Class A	538,100	1,579
* Xi'an Minsheng Group Co. Ltd. Class A	1,140,210	1,578
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,073,398	1,575
LianChuang Electronic Technology Co. Ltd. Class A	442,403	1,575
* Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	1,571
* Anyang Iron & Steel Inc. Class A	3,620,980	1,568
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	949,415	1,567
Taiji Computer Corp. Ltd. Class A	281,700	1,566
* Guangdong Kaiping Chunhui Co. Ltd. Class A	1,116,230	1,566
Yuan Longping High-tech Agriculture Co. Ltd. Class A	547,439	1,565
Guangdong Homa Appliances Co. Ltd. Class A	140,452	1,564
Shandong Shanda WIT Science & Tech Co. Ltd. Class A	210,115	1,563
Juli Sling Co. Ltd. Class A	1,748,726	1,560
Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	798,459	1,558
* Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,557
* Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,556
Changchun Sinoenergy Corp. Class A	823,800	1,556
China Oilfield Services Ltd. Class A	862,777	1,554
Kunming Yunnei Power Co. Ltd. Class A	1,323,027	1,554
Beijing BDStar Navigation Co. Ltd. Class A	339,651	1,553
Gree Real Estate Co. Ltd. Class A (XSSC)	1,721,028	1,552
Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,552
* Xin Jiang Ready Health Industry Co. Ltd. Class A	816,421	1,547
Markor International Home Furnishings Co. Ltd. Class A	745,928	1,544
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	340,049	1,543
Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	1,542
Xinjiang Zhongtai Chemical Co. Ltd. Class A	961,315	1,541
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	1,541
Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,538
Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,317,800	1,535
Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	695,362	1,534
Zhejiang Weixing New Building Materials Co. Ltd. Class A	646,316	1,532
Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	1,529
Luyang Energy-Saving Materials Co. Ltd.	543,817	1,528
* Datang Telecom Technology Co. Ltd. Class A	561,507	1,527
Linewell Software Co. Ltd. Class A	137,694	1,527
Glarun Technology Co. Ltd. Class A (XSSC)	302,032	1,527
* HNA Innovation Hainan Co. Ltd. Class A	1,456,300	1,523
Tecon Biology Co. Ltd. Class A	1,063,904	1,521
Oriental Energy Co. Ltd. Class A	779,070	1,518
* Guangdong Macro Co. Ltd. Class A	864,971	1,516
Tellhow Sci-Tech Co. Ltd. Class A	515,100	1,512
* Angang Steel Co. Ltd. Class A	2,266,055	1,510
TBEA Co. Ltd. Class A (XSHG)	1,155,500	1,510
* Shandong Qixing Iron Tower Co. Ltd. Class A	373,812	1,507
Founder Technology Group Corp. Class A (XSSC)	2,014,872	1,506
Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,505
* Yiwu Huading Nylon Co. Ltd. Class A	990,139	1,502
Suzhou Good-Ark Electronics Co. Ltd. Class A	925,800	1,502
* China Resource and Environment Co. Ltd. Class A	1,207,900	1,501
* Genimous Technology Co. Ltd. Class A	531,565	1,501
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	654,509	1,500
^ First Tractor Co. Ltd.	2,686,000	1,499
Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	1,498
Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	607,200	1,497
Tongwei Co. Ltd. Class A (XSSC)	1,668,122	1,495

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	1,495
	Shanghai Runda Medical Technology Co. Ltd. Class A	322,400	1,493
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	1,492
*	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	1,491
	Anhui Liuguo Chemical Co. Ltd. Class A	1,319,100	1,488
*	Sunsea Telecommunications Co. Ltd. Class A	407,845	1,487
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	413,228	1,487
*	Shenzhen Mason Technologies Co. Ltd. Class A	759,451	1,486
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	1,484
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	553,215	1,481
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,479
	Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,479
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,476
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	2,827,500	1,476
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	1,474
	Hongda Xingye Co. Ltd. Class A	1,392,018	1,473
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	237,005	1,472
*	Fujian Dongbai Group Co. Ltd. Class A	992,900	1,471
	MYS Group Co. Ltd.	789,767	1,469
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,463
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	510,220	1,463
	Stanley Agricultural Group Co. Ltd. Class A	860,128	1,462
*,^	Capital Environment Holdings Ltd.	42,118,000	1,462
*	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,460
	Huangshan Novel Co. Ltd. Class A	584,144	1,460
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	530,809	1,458
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,334,003	1,458
	Shenzhen Rainbow Fine Chemical Industry Co. Ltd. Class A	1,309,200	1,458
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,456
	Anxin Trust Co. Ltd. Class A (XSHG)	428,200	1,452
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	1,451
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSSC)	500,550	1,450
	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	1,449
	New China Life Insurance Co. Ltd. Class A (XSSC)	232,493	1,449
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	114,822	1,447
	Jiangsu Sainty Corp. Ltd. Class A	797,700	1,442
	CECEP Wind-Power Corp. Class A (XSSC)	969,347	1,441
	Shenzhen SDG Information Co. Ltd. Class A	327,081	1,439
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	1,438
	Chongqing Department Store Co. Ltd. Class A	374,760	1,437
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	1,435
^	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,526,000	1,434
*	Royal Group Co. Ltd. Class A	593,878	1,432
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,432
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	1,428
	Baida Group Co. Ltd. Class A	767,300	1,428
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	426,071	1,427
*	Hainan Haiyao Co. Ltd. Class A	681,800	1,426
	Eastern Communications Co. Ltd. Class B	1,942,674	1,426
	Shijiazhuang Changshan Textile Co. Ltd. Class A	768,673	1,426
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	1,426
	Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	1,425
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,425
*	Zhejiang Dilong Culture Development Co. Ltd. Class A	587,836	1,421
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	1,421
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	1,419
	Focus Technology Co. Ltd. Class A	137,700	1,419
	Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	1,419
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSSC)	1,812,542	1,418
*	Nuode Investment Co. Ltd. Class A	773,000	1,417
*	Qingdao Haili Metal One Co. Ltd. Class A	332,977	1,416
	Jiangsu Etern Co. Ltd. Class A	796,900	1,413
	Changchun High & New Technology Industries Inc. Class A	81,381	1,413
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,412

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,219,900	1,412
Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,411
* Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	1,410
Better Life Commercial Chain Share Co. Ltd. Class A	672,220	1,409
* Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,409
Changzhou Qianhong Biopharma Co. Ltd. Class A	1,146,300	1,408
* Hna-Caissa Travel Group Co. Ltd. Class A	531,976	1,407
Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	563,667	1,405
Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	1,401
Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,401
* Palm Eco-Town Development Co. Ltd. Class A	908,403	1,401
Hefei Department Store Group Co. Ltd. Class A	1,084,817	1,400
* Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,400
Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	1,398
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	1,132,500	1,397
Zhejiang IDC Fluid Control Co. Ltd. Class A	266,921	1,396
Guangzhou Zhujiang Brewery Co. Ltd. Class A	717,800	1,394
Huapont Life Sciences Co. Ltd. Class A	971,200	1,394
* Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	2,479,714	1,393
Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,393
Westone Information Industry Inc. Class A	268,237	1,388
Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,386
* Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	1,385
* Gosun Holding Co. Ltd.	363,924	1,383
Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	1,382
Maoye Commericial Co. Ltd. Class A (XSSC)	1,210,937	1,381
Changchun Gas Co. Ltd. Class A	1,091,800	1,380
Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	1,006,690	1,380
Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	1,021,850	1,375
Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,375
Beijing Join-Cheer Software Co. Ltd. Class A	489,300	1,374
* Tech Pro Technology Development Ltd.	49,862,000	1,374
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	352,200	1,373
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,372
* Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,371
Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,368
Hangzhou First Pv Material Co. Ltd. Class A	196,490	1,368
* LingNan Landscape Co. Ltd. Class A	316,500	1,367
Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	1,367
* Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	404,701	1,366
* Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	1,366
Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,366
TangShan Port Group Co. Ltd. Class A (XSSC)	2,313,147	1,365
Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	1,201,912	1,365
* Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	1,364
Dalian Refrigeration Co. Ltd. Class A	852,300	1,364
Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,358
Haitong Securities Co. Ltd. Class A	564,115	1,354
C&S Paper Co. Ltd. Class A	451,800	1,353
TBEA Co. Ltd. Class A (XSSC)	1,035,190	1,352
Jiangxi Zhengbang Technology Co. Ltd. Class A	1,210,308	1,350
Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	1,350
* Jinzhou Cihang Group Co. Ltd. Class A	594,864	1,350
China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	1,347
* Guangdong Chaohua Technology Co. Ltd. Class A	809,488	1,347
* Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	1,347
Huagong Tech Co. Ltd. Class A	536,500	1,346
Sinoma Science & Technology Co. Ltd. Class A	515,740	1,345
Sundiro Holding Co. Ltd. Class A	1,009,900	1,344
* Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	1,344
* Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	1,343
* Tangshan Jidong Cement Co. Ltd. Class A	851,877	1,343
* Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	708,960	1,338
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	620,700	1,338

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	1,337
*	Shanxi Meijin Energy Co. Ltd. Class A	508,015	1,337
	Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	1,335
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	1,334
	Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	1,331
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	624,067	1,331
	Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	1,330
*	Zhejiang People Culture Co. Ltd. Class A	493,970	1,329
*	Aurora Optoelectronics Co. Ltd. Class A (XSHG)	320,749	1,329
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	584,500	1,328
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	378,189	1,327
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	1,327
*	Dongfang Electronics Co. Ltd. Class A	1,727,250	1,327
	Shenzhen Danbond Technology Co. Ltd. Class A	297,762	1,324
	Hangxiao Steel Structure Co. Ltd. Class A	880,885	1,323
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	870,083	1,323
	Shenzhen MTC Co. Ltd. Class A	894,902	1,323
	Tianjin Port Co. Ltd. Class A (XSHG)	878,396	1,321
	Shenzhen Feima International Supply Chain Co. Ltd. Class A	527,615	1,318
	Maoye Communication and Network Co. Ltd. Class A	532,830	1,317
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	281,082	1,317
*	Shaanxi Coal Industry Co. Ltd. Class A	1,366,534	1,316
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	1,316
	Anhui Huamao Textile Co. Class A	1,495,364	1,311
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	375,986	1,311
*	Shandong Xinchao Energy Co. Ltd. Class A	551,500	1,309
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	1,308
	Black Peony Group Co. Ltd. Class A (XSSC)	983,187	1,307
*	Tibet Summit Industry Co. Ltd. Class A	285,589	1,307
	East China Engineering Science and Technology Co. Ltd. Class A	589,564	1,306
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,029,175	1,305
	Sieyuan Electric Co. Ltd. Class A	787,700	1,303
*	Topchoice Medical Investment Corp. Class A	263,079	1,302
	Zhejiang Hailide New Material Co. Ltd. Class A	474,767	1,302
	Shenzhen World Union Properties Consultancy Inc. Class A	1,106,550	1,301
	Shanghai Xin Nanyang Co. Ltd. Class A	266,349	1,301
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	1,045,430	1,300
2	Kangda International Environmental Co. Ltd.	5,524,000	1,298
	An Hui Wenergy Co. Ltd. Class A	1,093,644	1,298
	Chengdu Santai Holding Group Co. Ltd. Class A	800,731	1,297
*	Shenghe Resources Holding Co. Ltd. Class A	621,900	1,297
*	Jilin Power Share Co. Ltd. Class A	1,452,680	1,295
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,295
	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	1,295
	Xiamen Kehua Hengsheng Co. Ltd. Class A	207,200	1,295
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	1,292
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,077,300	1,290
	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	1,137,674	1,288
	Jihua Group Corp. Ltd. Class A (XSSC)	1,027,040	1,288
*	Zhejiang NetSun Co. Ltd. Class A	170,500	1,288
	NARI Technology Co. Ltd. Class A (XSHG)	570,200	1,286
*,^	China Rare Earth Holdings Ltd.	17,838,800	1,285
	Baotou Huazi Industry Co. Ltd. Class A	606,000	1,283
	Chengdu Xingrong Environment Co. Ltd. Class A	1,448,400	1,282
*	Sailun Jinyu Group Co. Ltd. (XSSC)	2,021,815	1,281
*	Shenzhen Infinova Ltd. Class A	1,076,307	1,280
	Shenzhen Zhenye Group Co. Ltd. Class A	878,400	1,279
	Org Packaging Co. Ltd. Class A	897,007	1,278
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	1,277
	Chongqing Brewery Co. Ltd. Class A	464,151	1,276
	Guangdong Vanward New Electric Co. Ltd. Class A	498,189	1,275
*	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	1,274
	Henan Pinggao Electric Co. Ltd. Class A	498,800	1,274
*	China Union Holdings Ltd. Class A	937,300	1,274

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	750,451	1,273
*	China Security & Fire Co. Ltd. Class A (XSSC)	421,300	1,273
*	Zhongzhu Healthcare Holding Co. Ltd. Class A	378,843	1,272
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,272
	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	1,271
	Chongqing Road & Bridge Co. Class A	1,191,800	1,271
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSSC)	523,462	1,269
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,269
*	Jiangsu Aoyang Technology Corp. Ltd. Class A	784,900	1,269
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	1,268
*	Shanghai Potevio Co. Ltd. Class B	887,700	1,267
	Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	568,538	1,266
*	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	630,400	1,264
	GreatWall Information Industry Co. Ltd. Class A	422,100	1,264
*	CASIN Guoxing Property Development Co. Ltd.	849,801	1,263
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	279,700	1,263
	Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSSC)	469,788	1,262
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	1,262
*	Hanwang Technology Co. Ltd. Class A	333,500	1,260
	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	1,259
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	1,258
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	1,258
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	177,127	1,257
	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	363,400	1,255
*	Maanshan Dingtai Rare Earth&New Material Co. Ltd. Class A	172,600	1,255
	Canny Elevator Co. Ltd. Class A	578,496	1,255
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	325,610	1,254
	Shanghai Huayi Group Corp. Ltd. Class A	449,976	1,253
	Hengbao Co. Ltd. Class A	620,300	1,253
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	583,100	1,252
*	Xiamen Xiangyu Co. Ltd. Class A	749,419	1,252
*	Liuzhou Liangmianzhen Co. Ltd. Class A	1,080,093	1,251
*	Shenzhen Click Technology Co. Ltd. Class A	257,800	1,251
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,251
*	Zhongtong Bus & Holding Co. Ltd. Class A	470,700	1,250
	Fujian Torch Electron Technology Co. Ltd. Class A	108,405	1,248
	Jiangsu Hongdou Industrial Co. Ltd. Class A	984,300	1,247
*	XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,247
*,^	Greenland Hong Kong Holdings Ltd.	4,864,000	1,245
*	Shandong Iron and Steel Co. Ltd. Class A	3,416,700	1,244
	China Molybdenum Co. Ltd. Class A (XSSC)	2,195,400	1,243
	Harbin Boshi Automation Co. Ltd. Class A	489,986	1,242
*	AUCMA Co. Ltd. Class A	1,103,101	1,240
	Songz Automobile Air Conditioning Co. Ltd. Class A	552,297	1,240
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	1,239
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,238
	Materials Industry Zhongda Group Co. Ltd. Class A (XSSC)	808,971	1,238
*	Vatti Corp. Ltd. Class A	320,312	1,236
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	1,236
*	Tongling Nonferrous Metals Group Co. Ltd. Class A	3,066,100	1,235
	Inspur Software Co. Ltd. Class A (XSSC)	312,726	1,234
*	Jiajia Food Group Co. Ltd. Class A	1,089,263	1,233
*	Ground Food Tech Co. Ltd. Class A	730,743	1,231
*	China Greatwall Computer Shenzhen Co. Ltd. Class A	716,877	1,224
*	Zhejiang Rifa Precision Machinery Co. Ltd. Class A	561,702	1,224
	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	1,224
	China Zhenhua Group Science & Technology Co. Ltd. Class A	432,542	1,223
	Rongsheng Petro Chemical Co. Ltd. Class A	560,754	1,222
*	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	1,221
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	1,219
*	Hunan Gold Corp. Ltd. Class A	665,040	1,219
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,218
	Digital China Information Service Co. Ltd. Class A	311,643	1,217
	Leaguer Stock Co. Ltd. Class A	381,017	1,217

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,071,969	1,217
Fantasia Holdings Group Co. Ltd.	9,369,000	1,216
Wuhan DDMC Culture Co. Ltd. Class A	437,950	1,215
Zijin Mining Group Co. Ltd. Class A (XSSC)	2,486,600	1,213
* China Calxon Group Co. Ltd. Class A	788,400	1,212
Angel Yeast Co. Ltd. Class A (XSHG)	484,792	1,212
Xinhu Zhongbao Co. Ltd. Class A (XSSC)	1,746,518	1,211
Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	1,209
China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	1,209
Lanpec Technologies Ltd. Class A	638,300	1,209
* GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	1,208
Shanghai Construction Group Co. Ltd. Class A (XSHG)	1,823,522	1,208
* Huaming Power Equipement Co. Ltd. Class A	505,362	1,208
Xiamen Port Development Co. Ltd. Class A	739,716	1,206
JPMF Guangdong Co. Ltd. Class A	794,500	1,206
Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	1,202
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,201
* Shenzhen Deren Electronic Co. Ltd. Class A	253,591	1,197
* Shandong Lukang Pharma Class A	816,700	1,196
Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	1,195
Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	1,193
Shenzhen Desay Battery Technology Co. Class A	184,400	1,193
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	443,776	1,193
Jiangsu High Hope International Group Corp. Class A	916,300	1,193
* Yihua Healthcare Co. Ltd. Class A	253,040	1,193
China Jushi Co. Ltd. Class A (XSSC)	742,638	1,193
Tianjin Development Holdings Ltd.	2,492,000	1,192
* Shenzhen Huakong SEG Co. Ltd. Class A	858,900	1,192
Sanquan Food Co. Ltd. Class A	896,000	1,192
Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	1,190
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,190
Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,188
* Hunan Aihua Group Co. Ltd. Class A	225,620	1,188
* Xinjiang Youhao Group Co. Ltd. Class A	767,100	1,187
Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	1,186
Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	912,010	1,186
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	1,186
Hangzhou Zhongheng Electric Co. Ltd. Class A	325,667	1,185
Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	1,185
Shenzhen Fenda Technology Co. Ltd. Class A	568,791	1,185
* Shenzhen Glory Medical Co. Ltd. Class A	351,886	1,184
* DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	1,183
* Jiangsu Dagang Co. Ltd. Class A	423,089	1,182
Wanxiang Doneed Co. Ltd. Class A	459,048	1,180
Jiangsu Leike Defense Technology Co. Ltd. Class A	602,323	1,178
* Fujian Rongji Software Co. Ltd. Class A	500,500	1,177
Shenzhen Clou Electronics Co. Ltd. Class A	826,100	1,176
* Dasheng Times Cultural Investment Co. Ltd. Class A	116,000	1,176
* Hunan Jinjian Cereals Industry Co. Class A	1,176,000	1,175
Valiant Co. Ltd. Class A	204,100	1,174
Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	1,174
Sinochem International Corp. Class A (XSSC)	794,851	1,173
Yonghui Superstores Co. Ltd. Class A (XSHG)	1,770,600	1,173
Gohigh Data Networks Technology Co. Ltd. Class A	612,100	1,172
Anhui Xinhua Media Co. Ltd. Class A (XSSC)	490,455	1,172
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	1,171
Dalian Yi Qiao Sea Cucumber Co. Ltd. Class A	815,775	1,171
* Guangdong Ronsen Super Micro-Wire Co. Ltd. Class A	873,334	1,171
United Electronics Co. Ltd. Class A	324,587	1,171
Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	1,171
YUD Yangtze River Investment Industry Co. Ltd. Class A (XSSC)	347,125	1,170
* Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	1,170
* Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	1,170
China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	1,169

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,169
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,168
	Hangzhou Hangyang Co. Ltd. Class A	926,150	1,168
*	Wuhan Iron & Steel Co. Ltd. Class A (XSHG)	2,526,701	1,168
*	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	1,165
*	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	1,164
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	1,161
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	1,160
*	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	1,160
*	Laobaixing Pharmacy Chain JSC Class A (XSSC)	153,900	1,158
	Avic Real Estate Holding Co. Ltd. Class A	744,416	1,157
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	721,700	1,157
	Xiamen Xindeco Co. Ltd. Class A	486,051	1,156
	Hainan Ruize New Building Material Co. Ltd. Class A	255,568	1,156
	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	147,498	1,155
	Vtron Technologies Ltd. Class A	468,923	1,155
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	497,723	1,155
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,153
*	Shanghai Yatong Co. Ltd. Class A	511,000	1,152
	NARI Technology Co. Ltd. Class A (XSSC)	508,699	1,148
	Sichuan Chengfei Integration Technology Corp. Class A	216,379	1,147
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	1,147
	Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	1,147
	Jingwei Textile Machinery Class A	359,700	1,147
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,147
	COFCO Property Group Co. Ltd. Class A	844,131	1,146
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	1,146
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,145
*	Huaxun Fangzhou Co. Ltd.	408,600	1,144
	Tianjin Port Development Holdings Ltd.	7,468,000	1,143
	XJ Electric Co. Ltd. Class A	443,400	1,143
	Qiaqia Food Co. Ltd. Class A	440,621	1,142
	Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	1,140
	Zhongnan Red Culture Group Co. Ltd. Class A	429,800	1,140
	Dalian Tianbao Green Foods Co. Ltd. Class A	679,700	1,138
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	1,138
	HNA Investment Group Co. Ltd. Class A	1,371,500	1,138
*	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	1,136
*	Chengdu Qian Feng Electronics Co. Ltd. Class A	153,129	1,135
*	Shenzhen Coship Electronics Co. Ltd. Class A	640,400	1,132
	Guangdong Chj Industry Co. Ltd. Class A	727,900	1,129
*,^	China Dynamics Holdings Ltd.	30,680,000	1,128
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	1,127
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	352,700	1,126
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	1,126
*	Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	1,363,912	1,125
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	1,124
*	Guomai Technologies Inc. Class A	680,179	1,121
	Lianhe Chemical Technology Co. Ltd. Class A	457,600	1,121
*	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	78,500	1,119
*	China Shipping Haisheng Co. Ltd. Class A	605,722	1,118
	Hefei Meiya Optoelectronic Technology Inc. Class A	358,050	1,118
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	194,117	1,118
	Shandong Chenming Paper Holdings Ltd. Class A	794,900	1,116
	Nantong Fujitsu Microelectronics Co. Ltd. Class A	644,588	1,116
	Xiwang Foodstuffs Co. Ltd. Class A	306,500	1,115
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	1,114
*	Mingfa Group International Co. Ltd.	4,570,000	1,114
	GEPIC Energy Development Co. Ltd. Class A	551,040	1,113
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	427,494	1,113
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	910,252	1,112
	Dawning Information Industry Co. Ltd. Class A (XSSC)	232,582	1,112
*	Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	1,108
*	Sansteel Minguang Co. Ltd. Fujian Class A	945,704	1,108

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	1,105
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	720,954	1,105
*	Shijiazhuang Dongfang Energy Co. Ltd. Class A	493,128	1,105
	Shanghai STEP Electric Corp. Class A	503,347	1,104
*	Join. in Holding Co. Ltd. Class A	348,500	1,103
	Shunfa Hengye Corp. Class A	1,413,801	1,103
	Sailun Jinyu Group Co. Ltd. (XSHG)	1,737,560	1,101
	YGSOFT Inc. Class A	546,115	1,099
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	1,099
	China Aerospace Times Electronics Co. Ltd. Class A	462,080	1,098
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	1,094
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,179,649	1,094
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	1,094
*	Shandong Tyan Home Co. Ltd. Class A (XSHG)	576,500	1,094
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	1,094
	Chengdu Leejun Industrial Co. Ltd. Class A	718,961	1,094
	Neusoft Corp. Class A (XSSC)	411,814	1,093
*	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	1,092
*,^	Wisdom Sports Group	3,382,000	1,091
*	China Dalian International Cooperation Group Holdings Ltd. Class A	295,100	1,091
	Han's Laser Technology Industry Group Co. Ltd. Class A	327,400	1,089
*	Wisesoft Co. Ltd. Class A	247,414	1,088
*	Jiangsu Sopo Chemical Co. Class A	571,400	1,086
	Zhejiang Daily Media Group Co. Ltd. Class A (XSHG)	477,200	1,086
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	391,062	1,086
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	1,085
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	552,395	1,084
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,081
	Nanjing Redsun Co. Ltd. Class A	462,551	1,081
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	839,436	1,081
*	Visual China Group Co. Ltd. Class A	323,812	1,080
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	1,079
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	2,797,700	1,079
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	1,077
	Fujian Star-net Communication Co. Ltd. Class A	369,581	1,075
	Xiamen Kingdomway Group Co. Class A	462,900	1,075
	Wangfujing Group Co. Ltd. Class A (XSSC)	446,851	1,074
	Changyuan Group Ltd. Class A (XSHG)	522,960	1,074
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	319,689	1,071
*	Kee Ever Bright Decorative Technology Co. Ltd. Class A	117,217	1,071
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	1,070
	China Zhonghua Geotechnical Engineering Co. Ltd. Class A	853,506	1,069
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	1,068
	Skyworth Digital Co. Ltd. Class A	423,200	1,067
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	1,066
*	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	1,065
	Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	885,700	1,065
	Tungkong Inc. Class A	245,184	1,064
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,064
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	1,062
	Guizhou Space Appliance Co. Ltd. Class A	285,320	1,062
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,062
*	Jiangsu Fengdong Thermal Technology Co. Ltd. Class A	198,000	1,061
*	Harbin Air Conditioning Co. Ltd. Class A	590,300	1,059
*	Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	1,058
	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	1,058
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSSC)	647,616	1,058
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,057
	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	459,628	1,057
	China TransInfo Technology Co. Ltd. Class A	425,300	1,056
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	1,056
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	1,055
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	1,054
*	Yunnan Tin Co. Ltd. Class A	476,300	1,054

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Addsino Co. Ltd. Class A	464,700	1,054
Guodian Nanjing Automation Co. Ltd. Class A	851,900	1,053
Lier Chemical Co. Ltd. Class A	707,644	1,053
Wolong Electric Group Co. Ltd. Class A (XSSC)	724,255	1,051
Metallurgical Corp. of China Ltd. Class A (XSSC)	1,696,933	1,051
Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	1,051
Cosmos Group Co. Ltd. Class A	876,400	1,050
Sundy Land Investment Co. Ltd. Class A	1,220,600	1,050
* Jiangsu Zongyi Co. Ltd. Class A	611,800	1,049
Beijing Capital Co. Ltd. Class A (XSSC)	1,674,743	1,049
Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	369,100	1,048
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	386,900	1,048
Sanlux Co. Ltd. Class A	412,600	1,045
* Zhonghe Co. Ltd. Class A	404,301	1,043
China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,043
* SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	1,043
* MIE Holdings Corp.	10,522,000	1,043
Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	485,543	1,042
Zhejiang Longsheng Auto Parts Co. Ltd. Class A	159,900	1,041
Xinzhi Motor Co. Ltd. Class A	262,300	1,040
Zhejiang Yasha Decoration Co. Ltd. Class A	617,600	1,039
Zhe Jiang Kangsheng Co. Ltd. Class A	688,800	1,037
* Ningbo Bird Co. Ltd. Class A	774,100	1,036
* Jiangsu Sunshine Co. Ltd. Class A	1,561,100	1,036
* Shenzhen Kstar Science And Technology Co. Ltd. Class A	330,003	1,034
Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	1,033
China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	1,033
Huaxin Cement Co. Ltd. Class B	1,445,800	1,033
Sinomach Automobile Co. Ltd. Class A (XSSC)	531,194	1,033
Jizhong Energy Resources Co. Ltd. Class A	1,049,951	1,032
* Renhe Pharmacy Co. Ltd. Class A	941,747	1,031
Yotrio Group Co. Ltd. Class A	994,750	1,030
Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	451,788	1,029
* Pengxin International Mining Co. Ltd. Class A	879,207	1,027
* Shaanxi Xinghua Chemistry Co. Ltd. Class A	913,772	1,025
* Fangda Carbon New Material Co. Ltd. Class A (XSSC)	652,100	1,024
263 Network Communications Co. Ltd. Class A	545,388	1,024
* Guanghui Energy Co. Ltd. Class A (XSHG)	1,637,925	1,024
Anhui Jianghuai Automobile Co. Ltd. Class A (XSHG)	534,301	1,023
South Huiton Co. Ltd. Class A	423,300	1,017
* Guangdong Highsun Group Co. Ltd. Class A	1,356,380	1,017
Shanghai 2345 Network Holding Group Co. Ltd. Class A	577,276	1,016
Jangho Group Co. Ltd. Class A (XSSC)	616,507	1,016
* Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	1,015
Hainan Strait Shipping Co. Ltd. Class A	382,400	1,015
Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	312,079	1,015
Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	1,015
Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	1,014
Camel Group Co. Ltd. Class A (XSSC)	367,658	1,014
* Shanghai Zhongyida Co. Ltd. Class A	527,500	1,013
Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A	660,600	1,012
* Shanghai AJ Group Co. Ltd. Class A (XSHG)	566,300	1,011
Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	1,010
Jiangsu Aucksun Co. Ltd. Class A	653,250	1,010
* Hangzhou Cable Co. Ltd. Class A	505,100	1,010
* Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	1,009
* Henan Senyuan Electric Co. Ltd. Class A	379,562	1,008
Shanghai Lansheng Corp. Class A (XSSC)	238,891	1,008
* Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	510,148	1,008
Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	1,007
Daye Special Steel Co. Ltd. Class A	556,300	1,005
* Ningxia Zhongyin Cashmere Co. Ltd. Class A	1,130,400	1,004
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	369,100	1,004
* Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	1,003

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	784,831	1,001
* PKU Healthcare Corp. Ltd. Class A	476,696	999
* Yunnan Aluminium Co. Ltd. Class A	943,800	999
Guangdong Mingzhu Group Co. Ltd. Class A	387,024	998
Meidu Energy Corp. Class A (XSSC)	1,276,581	997
Shenzhen Hongtao Decoration Co. Ltd. Class A	691,360	996
* China First Heavy Industries Class A (XSHG)	1,200,650	995
* Zhongrun Resources Investment Corp. Class A	867,700	995
Shenzhen Gas Corp. Ltd. Class A (XSHG)	722,397	994
Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,001,432	994
* Dalian Friendship Group Class A	491,252	992
Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	990
FAW CAR Co. Ltd. Class A	589,943	989
* JS Corrugating Machinery Co. Ltd. Class A	441,096	988
Nanjing Yunhai Special Metals Co. Ltd. Class A	307,617	988
^ Phoenix Satellite Television Holdings Ltd.	4,886,000	988
Shanghai Join Buy Co. Ltd. Class A	421,900	988
Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	987
Whirlpool China Co. Ltd. Class A	599,150	987
* Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	986
Hundsun Technologies Inc. Class A (XSHG)	113,400	986
Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	985
Harbin Hatou Investment Co. Ltd. Class A	585,669	985
* Shandong Humon Smelting Co. Ltd. Class A	550,100	984
Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	693,786	984
* New Huadu Supercenter Co. Ltd. Class A	589,800	983
* Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	982
Jilin Sino-Microelectronics Co. Ltd. Class A	673,700	981
Zhejiang Wanma Co. Ltd. Class A	383,972	980
Hangzhou Boiler Group Co. Ltd. Class A	539,015	980
* Zhejiang Founder Motor Co. Ltd. Class A	222,698	980
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	372,500	980
Guangdong Nan Yang Cable Group Holding Co. Ltd. Class A	386,300	979
Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	979
Dalian Refrigeration Co. Ltd. Class B	1,259,701	977
Zhonghong Holding Co. Ltd. Class A	2,423,300	977
* Gansu Dunhuang Seed Co. Ltd. Class A	819,370	977
China National Software & Service Co. Ltd. Class A (XSSC)	242,434	977
Beijing New Building Materials plc Class A	623,500	977
* Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	976
Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	681,900	976
* Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	197,340	975
Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	975
Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	975
Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	973
Hunan Huasheng Co. Ltd. Class A	610,598	973
Hebei Chengde Lolo Co. Class A	559,720	973
* Eastern Pioneer Driving School Co. Ltd. Class A	160,654	972
Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	972
* Tongyu Communication Inc. Class A	121,650	972
China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	971
Long Yuan Construction Group Co. Ltd. Class A (XSSC)	566,024	971
* Beijing Bewinner Communications Co. Ltd. Class A	316,232	969
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	969
Shanghai Shimao Co. Ltd. Class A (XSHG)	871,306	968
Daheng New Epoch Technology Inc. Class A	518,400	968
Chongqing Zaisheng Technology Corp. Ltd. Class A	346,702	965
Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	964
Zhongli Science & Technology Group Co. Ltd. Class A	436,400	964
Jiangling Motors Corp. Ltd. Class A	234,298	964
* TOP Energy Co. Ltd-A Class A (XSSC)	1,166,372	964
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	286,400	963
Jihua Group Corp. Ltd. Class A (XSHG)	768,000	963
* Zhejiang Huayou Cobalt Co. Ltd. Class A	206,889	963

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
JCHX Mining Management Co. Ltd. Class A (XSHG)	337,920	961
CMST Development Co. Ltd. Class A (XSSC)	779,838	961
Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	961
* Haoxiangni Jujube Co. Ltd. Class A	173,175	960
^ Boer Power Holdings Ltd.	2,395,000	960
* Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd. Class A	566,508	960
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	959
* Dynavolt Renewable Power Technology Co. Ltd. Class A	220,922	957
* Shenzhen Zowee Tech Co. Ltd. Class A	575,635	956
* Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	956
* Steyr Motors Co. Ltd. Class A	519,800	955
* China CIFCO Investment Co. Ltd. Class A	263,200	955
* Shanghai Luxin Packing Materials Science & Technology Co. Ltd. Class A	826,600	955
Qianjiang Water Resources Development Co. Ltd. Class A	521,300	954
Nantong Jianghai Capacitor Co. Ltd. Class A	449,345	954
Jilin Forest Industry Co. Ltd. Class A	535,502	953
* Ciwen Media Co. Ltd.	147,292	952
* Yunnan Yuntianhua Co. Ltd. Class A	747,100	951
China Railway Erju Co. Ltd. Class A (XSHG)	498,900	950
* Changchun Eurasia Group Co. Ltd. Class A (XSSC)	193,201	950
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSSC)	580,256	949
Yueyang Xingchang Petrochemical Class A	218,050	947
* Tianjin Quanye Bazaar (Group) Co. Ltd. Class A	505,939	946
Qiming Information Technology Co. Ltd. Class A	478,073	946
Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	945
* Ningbo Jifeng Auto Parts Co. Ltd. Class A	323,344	942
Xi'an LONGi Silicon Materials Corp. Class A (XSHG)	460,600	942
* Shandong Longlive Bio-Technology Co. Ltd. Class A	564,000	941
Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	651,251	940
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	939
* Nanning Sugar Industry Co. Ltd. Class A	296,059	936
Qingdao Hanhe Cable Co. Ltd. Class A	1,438,384	935
Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	934
Shenzhen Jinjia Group Co. Ltd. Class A	597,600	934
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	945,420	933
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	932
* Beijing Soft Rock Investment Group Corp. Class A	440,067	930
Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	930
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	930
China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	929
Xinxing Ductile Iron Pipes Co. Ltd. Class A	1,266,700	928
Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	928
ENN Ecological Holdings Co. Ltd. Class A (XSHG)	505,614	927
* China First Heavy Industries Class A (XSSC)	1,118,300	927
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	727,579	927
Zhejiang Runtu Co. Ltd. Class A	385,101	926
* Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	926
Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	925
YanTai Shuangta Food Co. Ltd. Class A	815,400	925
* Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	925
* Hengyi Petrochemical Co. Ltd. Class A	500,114	924
Bright Oceans Inter-Telecom Corp. Class A (XSSC)	413,502	923
* Bus Online Co. Ltd.	222,694	923
* Jiangsu Youli Investment Holding Co. Ltd. Class A	527,000	922
Lingyun Industrial Corp. Ltd. Class A (XSSC)	415,941	922
Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	471,011	921
* Weichai Heavy Machinery Co. Ltd. Class A	398,324	921
Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	919
Orient Securities Co. Ltd. Class A (XSHG)	390,100	918
Guoguang Electric Co. Ltd. Class A	459,400	918
Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSSC)	474,799	917
GITI Tire Corp. Class A	219,400	917
* Gansu Mogao Industrial Development Co. Ltd. Class A	425,300	917
* Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	916

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Sichuan Hongda Co. Ltd. Class A	972,800	916
* Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	185,452	915
Chengzhi Co. Ltd. Class A	357,628	915
Chongqing Dima Industry Co. Ltd. Class A	868,700	914
* Beijing Jingxi Tourism Development Co. Ltd. Class A	286,245	913
* Baotailong New Materials Co. Ltd. Class A	820,700	912
Sanxiang Impression Co. Ltd. Class A	645,800	910
Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	909
Invengo Information Technology Co. Ltd. Class A	473,000	907
* Guangdong Kinlong Hardware Products Co. Ltd. Class A	102,400	907
* DEA General Aviation Holding Co. Ltd. Class A	240,200	906
* Hongbaoli Group Corp. Ltd. Class A	714,859	905
* Shandong Minhe animal Husbandry Co. Ltd. Class A	222,583	905
China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	905
Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	904
Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	903
* Orient Group Inc. Class A (XSSC)	861,300	903
Sichuan Swellfun Co. Ltd. Class A	347,502	901
PetroChina Jinhong Energy Investment Co. Ltd. Class A	372,375	900
Jiangsu Fasten Co. Ltd. Class A	505,700	900
* North Huajin Chemical Industries Co. Ltd. Class A	687,903	896
* Advanced Technology & Materials Co. Ltd. Class A	501,000	896
Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	896
Chengdu Wintrue Holding Co. Ltd. Class A	479,170	896
Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	895
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	895
Zhejiang Golden Eagle Co. Ltd. Class A	492,600	894
Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	560,500	893
Youngor Group Co. Ltd. Class A (XSHG)	424,800	893
* Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	892
Guangdong Shaoneng Group Co. Ltd. Class A	591,240	892
* WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	889
* Guangbo Group Stock Co. Ltd. Class A	341,195	887
Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	887
Yihua Lifestyle Technology Co. Ltd. Class A	526,699	886
Jiangsu Guotai International Group Guomao Co. Ltd. Class A	423,300	886
* Shenzhen Center Power Tech Co. Ltd. Class A	252,250	885
China National Medicines Corp. Ltd. Class A (XSHG)	185,586	884
Industrial Securities Co. Ltd. Class A (XSHG)	760,890	884
* Liaoning SG Automotive Group Co. Ltd. Class A	578,328	884
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	146,821	882
Sichuan Tuopai Shede Wine Co. Ltd. Class A	254,113	881
Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	442,875	880
Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	879
* Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	480,200	879
Juneyao Airlines Co. Ltd. Class A	233,528	878
* Elec-Tech International Co. Ltd. Class A	968,445	877
* Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSSC)	416,916	872
Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	871
Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	871
Yonyou Network Technology Co. Ltd. Class A (XSHG)	259,500	870
* Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,247,940	870
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	870
Xiamen King Long Motor Group Co. Ltd. Class A	458,046	869
Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	869
* Andon Health Co. Ltd. Class A	324,156	868
* Hainan Expressway Co. Ltd. Class A	1,056,400	867
Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	866
* Fujian Cement Inc. Class A (XSHG)	612,500	865
China Security & Fire Co. Ltd. Class A (XSHG)	286,000	864
* Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	863
Haima Automobile Group Co. Ltd. Class A	1,131,800	863
* Tibet Mineral Development Co. Class A	291,700	861
* Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	860

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Jiangsu Huifeng Agrochemical Co. Ltd. Class A	1,096,279	860
*	IRICO Display Devices Co. Ltd. Class A	574,500	859
	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	859
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,170	858
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	858
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	309,400	857
	Xian International Medical Investment Co. Ltd. Class A	860,950	856
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	855
	Shanghai Dragon Corp. Class A	364,000	855
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	319,400	854
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	853
	Chongqing Gangjiu Co. Ltd. Class A	802,300	852
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	852
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	757,325	847
*	China Hi-Tech Group Co. Class A (XSHG)	449,600	847
	China Meheco Co. Ltd. Class A (XSSC)	281,360	846
	Zhejiang Jingu Co. Ltd. Class A	327,907	843
*	Hongbo Co. Ltd. Class A	239,100	843
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	237,800	841
*	Launch Tech Co. Ltd.	794,500	841
*	Sichuan Golden Summit Group Class A	314,600	841
	Mingsheng Holdings Co. Ltd. Class A	642,355	841
	AVIC Helicopter Co. Ltd. Class A (XSSC)	131,603	839
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	838
*	Shanghai DZH Ltd. Class A	678,900	838
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	534,864	836
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	836
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd.	375,002	835
*,^	China Public Procurement Ltd.	88,812,000	835
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	162,987	835
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	613,200	833
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSHG)	395,400	833
*	Saturday Co. Ltd. Class A	413,568	833
*	Chongqing Yukaifa Co. Ltd. Class A	731,800	833
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	139,200	832
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	831
	Beijing GeoEnviron Engineering & Technology Inc. Class A	163,200	829
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSHG)	1,085,600	829
*	China Minsheng Drawin Technology Group Ltd.	19,800,000	828
	China CSSC Holdings Ltd. Class A (XSHG)	249,270	828
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	828
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	222,945	828
*	Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	825
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	391,430	825
	Pubang Landscape Architecture Co. Ltd. Class A	897,097	825
	Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	457,042	825
	ZhongYeDa Electric Co. Ltd. Class A	395,000	824
	Xinjiang International Industry Co. Ltd. Class A	688,237	823
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	823
	Anshan Heavy Duty Mining Machinery Co. Ltd. Class A	164,300	822
	Zhefu Holding Group Co. Ltd. Class A	862,700	821
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	821
	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	817
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	816
*	EverChina International Holdings Co. Ltd.	15,675,669	816
	Minmetals Land Ltd.	6,472,000	816
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	815
*	ZYNP Corp. Class A	447,900	814
*	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	329,200	814
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	1,041,300	813
	Shengyi Technology Co. Ltd. Class A (XSHG)	421,392	813
*	Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	812
*	Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	812
	China CSSC Holdings Ltd. Class A (XSSC)	244,280	812

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Hubei Broadcasting & Television Information Network Co. Ltd. Class A	372,800	811
* Shenzhen Selen Science & Technology Co. Ltd. Class A	275,000	811
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	809
Heilongjiang Agriculture Co. Ltd. Class A	517,150	809
Jiangxi Copper Co. Ltd. Class A	374,244	809
* Blackcow Food Co. Ltd. Class A	273,150	808
Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	808
Beijing Aerospace Changfeng Co. Ltd. Class A	188,987	807
* Telling Telecommunication Holding Co. Ltd. Class A	483,900	806
* Huludao Zinc Industry Co. Class A	943,200	806
* Shenzhen Aisidi Co. Ltd. Class A	352,100	804
Yintai Resources Co. Ltd. Class A	362,735	804
Mesnac Co. Ltd. Class A	438,189	803
* Kaidi Ecological and Environmental Technology Co. Ltd. Class A	583,600	803
* Chunghsin Technology Group Co. Ltd. Class A	225,463	800
Guirenniao Co. Ltd. Class A (XSSC)	191,699	799
* Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	798
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	798
* Sichuan Guodong Construction Co. Ltd.	757,300	798
Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	798
Guangdong Delian Group Co. Ltd. Class A	634,135	797
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	797
Hubei Chutian Expressway Co. Ltd. Class A	1,026,400	797
Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	375,700	796
* Tian Jin Global Magnetic Card Co. Ltd. Class A	557,171	795
AVIC Aero-Engine Controls Co. Ltd. Class A	196,500	792
Changshouhua Food Co. Ltd.	1,536,000	791
Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	791
Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	342,800	791
Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	790
Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	790
Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	420,486	788
Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	788
Loncin Motor Co. Ltd. Class A (XSSC)	258,000	787
Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	511,810	783
Beijing WKW Automotive Parts Co. Ltd. Class A	326,488	783
Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	782
China Meheco Co. Ltd. Class A (XSHG)	260,100	782
Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	782
Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	166,900	780
V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	779
Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	778
* Henan Zhongfu Industry Co. Ltd. Class A	861,000	778
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	777
* Guangxi Guitang Group Co. Class A	489,148	776
Shanghai Belling Co. Ltd. Class A (XSSC)	350,844	773
Greatoo Intelligent Equipment Inc.	1,407,600	771
Lingyuan Iron & Steel Co. Ltd. Class A	2,019,700	771
* Befar Group Co. Ltd. Class A (XSSC)	827,456	767
Jilin Yongda Group Co. Ltd. Class A	395,857	767
Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	765
* Qinqin Foodstuffs Group Cayman Co. Ltd.	2,215,980	764
* Xining Special Steel Co. Class A	906,600	764
Colour Life Services Group Co. Ltd.	1,054,000	764
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	127,100	763
Shandong Shengli Co. Class A	821,977	762
Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	620,352	760
* Grinm Advanced Materials Co. Ltd. Class A (XSSC)	474,000	760
* Shandong Jinling Mining Co. Ltd. Class A	584,300	760
Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	760
Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	759
Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	758
Qingdao Citymedia Co. Ltd. Class A	424,800	757
Befar Group Co. Ltd. Class A (XSHG)	814,262	755

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Shenzhen ESUN Display Co. Ltd. Class A	90,126	755
* Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	636,492	752
Innuovo Technology Co. Ltd. Class A	676,055	752
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	750
Changzheng Engineering Co. Ltd. Class A (XSSC)	171,551	750
China Wafer Level CSP Co. Ltd. Class A (XSHG)	157,400	750
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	819,425	749
Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	753,800	748
Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	747
* Zhejiang Guangsha Co. Ltd. Class A	706,650	746
China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	746
Sino-Platinum Metals Co. Ltd. Class A (XSSC)	190,878	745
Hisense Electric Co. Ltd. Class A (XSSC)	295,362	743
Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	743
* Yunnan Tourism Co. Ltd. Class A	586,599	742
Guangdong Rongtai Industry Co. Ltd. Class A	540,200	741
CITIC Securities Co. Ltd. Class A (XSHG)	302,500	741
Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	739
AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	738
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	738
Qingdao East Steel Tower Stock Co. Ltd. Class A	480,481	738
Real Nutriceutical Group Ltd.	8,797,000	736
* Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	736
Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	159,900	734
* Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	711,300	733
Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	731
Neusoft Corp. Class A (XSHG)	275,400	731
* Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	730
Youngy Co. Ltd. Class A	183,076	729
Ningbo Marine Co. Ltd. Class A	938,000	728
Wanhua Chemical Group Co. Ltd. Class A (XSSC)	236,439	728
Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	728
Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	728
Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	727
* Western Region Gold Co. Ltd. Class A	194,400	727
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	726
* Tianjin Tianhai Investment Co. Ltd. Class A	527,800	724
Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	724
COFCO Tunhe Co. Ltd. Class A	421,800	723
Bros Eastern Co. Ltd. Class A (XSHG)	778,810	723
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	177,401	722
Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,328	721
Aerosun Corp. Class A (XSSC)	276,162	720
* Sichuan Haite High-tech Co. Ltd. Class A	302,880	718
Zhonglu Co. Ltd. Class A (XSSC)	189,037	716
Aerospace Communications Holding Group Co. Ltd. Class A	256,319	716
* Luyin Investment Group Co. Ltd. Class A	515,800	715
* Great Wall Movie and Television Co. Ltd. Class A	354,700	715
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	713
Zijin Mining Group Co. Ltd. Class A (XSHG)	1,461,400	713
* Shenzhen Textile Holdings Co. Ltd. Class A	361,875	711
FSPG Hi-Tech Co. Ltd. Class A	556,700	711
* SDIC Essence Holdings Co. Ltd. Class A (XSSC)	298,900	709
* Aurora Optoelectronics Co. Ltd. Class A (XSSC)	170,889	708
Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	891,301	706
Nanjing Central Emporium Class A (XSSC)	693,445	705
* Hareon Solar Technology Co. Ltd. Class A	2,013,300	705
* Yunnan Copper Co. Ltd. Class A	447,200	705
China Southern Airlines Co. Ltd. Class A (XSHG)	663,500	704
Jinzhou Port Co. Ltd. Class A	1,144,371	703
China Jushi Co. Ltd. Class A (XSHG)	437,360	702
Simei Media Co. Ltd. Class A	144,198	702
China Merchants Land Ltd.	4,948,000	700
* Minmetals Development Co. Ltd. Class A (XSHG)	283,000	700

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* JiuGui Liquor Co. Ltd. Class A	217,000	696
* Shenzhen Comix Group Co. Ltd. Class A	197,593	696
CTS International Logistics Corp. Ltd. Class A	450,986	696
* Shandong Molong Petroleum Machinery Co. Ltd. Class A	377,928	695
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	692
Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	707,781	690
Fiyta Holdings Ltd. Class B	681,898	690
Air China Ltd. Class A (XSSC)	630,438	689
* Anhui Jiangnan Chemical Industry Co. Ltd. Class A	532,600	688
* Huawei Culture Co. Ltd. Class A	348,240	687
Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	687
Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	687
* Guizhou Red Star Developing Co. Ltd. Class A	321,100	687
Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	685
* Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	684
Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	205,566	684
Shanghai Wanye Enterprises Co. Ltd. Class A (XSHG)	357,600	683
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	683
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	682
Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	344,549	679
Western Mining Co. Ltd. Class A (XSHG)	613,700	679
Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	679
* Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	676
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	432,373	675
Ningbo Yunsheng Group Co. Ltd. Class A (XSSC)	210,795	674
Suzhou Hesheng Special Material Co. Ltd. Class A	182,800	674
Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	673
* Hunan Jiangnan Red Arrow Co. Ltd. Class A	329,544	673
* Beingmate Baby & Child Food Co. Ltd. Class A	387,500	671
Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	670
Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	669
Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	147,800	667
* Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	666
Xilong Scientific Co. Ltd.	282,775	663
* Orient Group Inc. Class A (XSHG)	631,900	663
Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	662
Xiamen International Port Co. Ltd.	3,084,000	662
* Shandong Hongda Mining Co. Ltd. Class A (XSHG)	250,782	661
Baoji Titanium Industry Co. Ltd. Class A	233,400	661
* Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	660
Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	660
* TDG Holdings Co. Ltd. Class A	320,500	659
* Xinjiang Sailimu Modern Agriculture Co. Ltd. Class A	580,800	658
Shanghai U9 Game Co. Ltd. Class A	318,000	657
* China Soft Power Technology Holdings Ltd.	27,440,000	656
* Tianjin Songjiang Co. Ltd. Class A	685,700	656
Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	270,900	654
* Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	983,303	653
* Shenzhen Fountain Corp. Class A	599,700	652
* Lander Sports Development Co. Ltd. Class A	299,300	652
DHC Software Co. Ltd. Class A	205,645	651
* P2P Financial Information Service Co. Ltd. Class A	348,000	651
* Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	231,200	650
Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	648
* Baotou Beifang Chuangye Co. Ltd. Class A	352,000	648
CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	647
Tongkun Group Co. Ltd. Class A (XSSC)	347,785	647
* Shenzhen Capstone Industrial Co. Ltd. Class A	88,900	646
Dongfang Electric Corp. Ltd. Class A (XSSC)	448,691	643
China Grand Automotive Services Co. Ltd. Class A (XSHG)	492,900	643
Shanghai New World Co. Ltd. Class A (XSSC)	314,400	642
Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	641
Huayi Electric Co. Ltd. Class A (XSHG)	364,092	641
* Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	640

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSHG)	167,497	635
Jiangzhong Pharmaceutical Co. Ltd. Class A (XSSC)	128,400	635
* Yifeng Pharmacy Chain Co. Ltd. Class A (XSSC)	128,377	634
Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	632
Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	631
Sichuan Tianyi Science & Technology Co. Ltd. Class A	270,800	631
First Tractor Co. Ltd. Class A (XSHG)	352,300	630
* Guangdong Weihua Corp. Class A	366,774	629
Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	622,738	628
Pacific Securities Co. Ltd. Class A (XSHG)	821,535	627
China Shenhua Energy Co. Ltd. Class A (XSSC)	251,550	626
Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	626
Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	625
* China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	624
Sinoma International Engineering Co. Class A (XSSC)	595,223	624
Zhejiang Juhua Co. Ltd. Class A (XSSC)	388,725	623
Xiamen ITG Group Corp. Ltd. Class A (XSSC)	478,674	622
Deluxe Family Co. Ltd. Class A (XSSC)	437,436	620
* Sunward Intelligent Equipment Co. Ltd. Class A	424,600	620
Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	632,600	619
* Ingenious Ene-Carbon New Materials Co. Ltd. Class A	469,900	619
Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	323,932	619
Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	619
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	617
* Star Lake Bioscience Co. Inc. Zhaoqing Guangdong Class A	621,400	615
* Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	613
Sinochem International Corp. Class A (XSHG)	414,700	612
SDIC Power Holdings Co. Ltd. Class A (XSSC)	631,993	611
* Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	611
* China Hainan Rubber Industry Group Co. Ltd. Class A (XSHG)	655,100	610
* Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	608
Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	306,000	608
Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	608
Changchai Co. Ltd. Class B	954,342	606
* Shantui Construction Machinery Co. Ltd. Class A	722,635	606
* Dongyue Group Ltd.	3,428,000	606
* Xiamen XGMA Machinery Co. Ltd. Class A	600,000	602
Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSSC)	103,600	602
* Sichuan Guodong Construction Co. Ltd. Class A	570,200	601
Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	598
Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	598
* Sichuan Western Resources Holding Co. Ltd. Class A	315,200	598
China Sports Industry Group Co. Ltd. Class A (XSSC)	219,000	597
Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSSC)	696,286	597
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	596
* Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	596
Aeolus Tyre Co. Ltd. Class A	398,304	595
Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	265,300	594
* Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	593
* Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	592
* Hunan Investment Group Co. Ltd. Class A	490,600	591
* Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	591
Zhejiang Juhua Co. Ltd. Class A (XSHG)	367,800	590
* Ningbo Fuda Co. Ltd. Class A	692,700	589
Southwest Securities Co. Ltd. Class A (XSHG)	547,606	589
* Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	547,500	588
* Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	588
Hefei Meiling Co. Ltd. Class B	962,200	587
Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	587
* Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	286,889	586
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	586
* Zhejiang Great Southeast Co. Ltd. Class A	1,101,400	585
Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	585
Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	584

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	582
Nanjing Gaoke Co. Ltd. Class A (XSHG)	232,200	581
* Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSSC)	351,094	581
* Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	917,600	581
Anhui Xinli Finance Co. Ltd. Class A	119,900	580
* Henan Thinker Automatic Equipment Co. Ltd. Class A (XSSC)	47,539	578
Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	578
Hisense Electric Co. Ltd. Class A (XSHG)	229,200	577
CMST Development Co. Ltd. Class A (XSHG)	467,300	576
Zhejiang Hangmin Co. Ltd. Class A (XSHG)	318,100	573
Shanghai ShenTong Metro Co. Ltd. Class A	262,401	573
Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	571
* Anhui Jianghuai Automobile Co. Ltd. Class A (XSSC)	296,100	567
Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	566
KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	565
* Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	565
* YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSHG)	644,700	564
Eastern Communications Co. Ltd. Class A (XSHG)	392,200	562
* Shenyang Machine Tool Co. Ltd. Class A	262,000	560
Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	558
Citic Offshore Helicopter Co. Ltd. Class A	296,000	557
North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	556
Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	553
Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,710	553
Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	553
* Shandong Mining Machinery Group Co. Ltd. Class A	368,800	551
Zhejiang Daily Media Group Co. Ltd. Class A (XSSC)	241,888	550
Rongan Property Co. Ltd. Class A	814,200	550
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	550
Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	550
Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	549
* China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	589,600	549
Loncin Motor Co. Ltd. Class A (XSHG)	179,300	547
Anhui Shanying Paper Industry Co. Ltd. Class A (XSHG)	1,176,000	546
Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	544
* Rizhao Port Co. Ltd. Class A (XSSC)	912,650	543
Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	543
Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	543
* Henan Shenhuo Coal & Power Co. Ltd. Class A	644,700	542
Chengdu B-Ray Media Co. Ltd. Class A (XSSC)	439,200	542
* SRE Group Ltd.	18,474,000	542
Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	539
Shenguan Holdings Group Ltd.	6,646,000	539
Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	537
V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	537
* Wuhan Iron & Steel Co. Ltd. Class A (XSSC)	1,161,460	537
* Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	536
Glarun Technology Co. Ltd. Class A (XSHG)	105,660	534
* Qingdao Kingking Applied Chemistry Co. Ltd. Class A	141,100	534
Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	533
Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	604,980	531
Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	679,700	530
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSHG)	324,100	530
Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	529
Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	529
* Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	1,419,100	528
* Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	528
* Lotus Health Group Co. Class A	614,500	527
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	526
Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	525
Guangzhou Development Group Inc. Class A (XSHG)	427,000	524
Dashang Group Co. Ltd. Class A (XSHG)	84,700	524
Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	520
Xiamen Tungsten Co. Ltd. Class A (XSHG)	134,000	517

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Huayi Electric Co. Ltd. Class A (XSSC)	293,437	517
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	115,300	516
People.cn Co. Ltd. Class A (XSHG)	180,600	516
* Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	510
* Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	510
Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	510
Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	385,200	507
China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	506
* Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	357,771	506
* Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	506
* Henan Thinker Automatic Equipment Co. Ltd. Class A (XSHG)	41,500	505
Lucky Film Co. Class A (XSSC)	219,191	502
China World Trade Center Co. Ltd. Class A (XSHG)	172,500	502
* Shanghai AJ Group Co. Ltd. Class A (XSSC)	280,727	501
* China Minmetals Rare Earth Co. Ltd. Class A	287,300	501
Beijing Bashi Media Co. Ltd. Class A (XSSC)	219,717	500
* Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	498
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	1,253,300	497
Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	301,900	496
China Western Power Industrial Co. Ltd. Class A	249,800	496
* Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	496
* Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	491
* Cofco Biochemical Co. Ltd. Class A	292,300	488
* Cangzhou Dahua Co. Ltd. Class A	168,483	487
Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	486
Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSSC)	597,218	486
CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	486
Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	485
* Daphne International Holdings Ltd.	3,682,000	483
Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	483
Anhui Heli Co. Ltd. Class A (XSHG)	277,700	482
Tianrun Crankshaft Co. Ltd. Class A	361,300	482
Dashang Group Co. Ltd. Class A (XSSC)	77,700	481
* Shangdong Geo-Mineral Co. Ltd. Class A	181,000	480
COSCO Shipping Co. Ltd. Class A (XSHG)	557,401	480
GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	477
Changyuan Group Ltd. Class A (XSSC)	231,783	476
* Shenji Group Kunming Machine Tool Co. Ltd. Class A	395,120	475
Orient International Enterprise Ltd. Class A (XSSC)	151,830	474
* Taiyuan Coal Gasification Co. Ltd. Class A	315,231	474
Shanghai Shenda Co. Ltd. Class A (XSSC)	280,493	473
Tongwei Co. Ltd. Class A (XSHG)	526,200	472
* China National Medicines Corp. Ltd. Class A (XSSC)	98,552	470
Shanghai Lansheng Corp. Class A (XSHG)	110,800	468
* Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	467
Fujian Longking Co. Ltd. Class A (XSHG)	245,222	466
Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	466
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	465
Anhui Xinke New Materials Co. Ltd. Class A (XSSC)	714,400	464
Fushun Special Steel Co. Ltd. Class A (XSSC)	440,720	463
Maoye Commericial Co. Ltd. Class A (XSHG)	402,600	459
Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	458
* Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	458
Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	161,950	456
Xinjiang Urban Construction Group Co. Ltd. Class A (XSHG)	449,600	456
* Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	454
Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	453
Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSHG)	525,800	451
* BYD Co. Ltd. Class A	54,300	450
Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	448
Shanghai Jahwa United Co. Ltd. Class A (XSSC)	110,843	443
Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	443
* Shanxi Coal International Energy Group Co. Ltd. Class A	745,199	443
Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	442

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	440
China Television Media Ltd. Class A (XSSC)	129,531	440
Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	440
* Shanghai M&G Stationery Inc. Class A	162,050	439
Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	439
* Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	1,053,172	439
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	437
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	436
* Jilin Ji En Nickel Industry Co. Ltd. Class A	409,662	435
* Zhejiang Qianjiang Biochem Class A	299,800	434
Great Wall Motor Co. Ltd. Class A	277,400	433
CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	433
Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	87,100	431
Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	250,900	429
Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	426
China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	425
Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	423
* Triumph Science & Technology Co. Ltd. Class A (XSSC)	154,775	421
Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	420
Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	414,200	418
* Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	415
Hainan Mining Co. Ltd. Class A (XSHG)	239,100	415
Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	129,300	414
* Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A (XSHG)	627,400	412
Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	411
Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	411
Welling Holding Ltd.	2,038,000	406
Camel Group Co. Ltd. Class A (XSHG)	146,600	404
Xinjiang Joinworld Co. Ltd. Class A (XSHG)	343,200	403
Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	402
* JCHX Mining Management Co. Ltd. Class A (XSSC)	141,210	402
Founder Technology Group Corp. Class A (XSHG)	533,300	399
Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	398
Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	394
China National Software & Service Co. Ltd. Class A (XSHG)	97,500	393
Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	392
Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	392
* Chongqing Iron & Steel Co. Ltd.	1,228,000	391
Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSHG)	145,500	391
Beibuwan Port Co. Ltd. Class A	154,067	390
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	388
Meidu Energy Corp. Class A (XSHG)	496,400	388
* Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	387
^ Hydoo International Holding Ltd.	3,864,000	387
* Konka Group Co. Ltd. Class A	535,900	385
Fujian Longking Co. Ltd. Class A (XSSC)	202,180	384
Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	384
Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	121,826	384
* Liuzhou Iron & Steel Co. Ltd. Class A	711,900	383
* Zhangzidao Group Co. Ltd. Class A	238,100	382
Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	379
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	99,400	379
Sinoma International Engineering Co. Class A (XSHG)	361,650	379
* Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	378
* Yunnan Yunwei Co. Ltd. Class A	448,200	377
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	447,000	377
Wasu Media Holding Co. Ltd. Class A	133,500	377
Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	377
* Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	376
Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	374
* Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	374
Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	373
Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	369
Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSHG)	228,600	369

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Bright Oceans Inter-Telecom Corp. Class A (XSHG)	164,500	367
^	China Resources and Transportation Group Ltd.	21,035,000	367
	HNA Infrastructure Company Ltd.	328,000	367
	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	365
	Nanjing Central Emporium Class A (XSHG)	358,100	364
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	237,600	364
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	364
*,^	Universal Health International Group Holding Ltd.	8,078,000	364
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	128,000	364
*	Neoglory Prosperity Inc. Class A	152,829	362
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	600,400	361
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	357
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	357
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	357
	Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	356
*	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	355
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSSC)	93,500	354
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	353
	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	351
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	351
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	349
*	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	348
*	Rizhao Port Co. Ltd. Class A (XSHG)	580,400	345
	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSSC)	129,600	345
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	345
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	345
	Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	344
	Dalian Port PDA Co. Ltd. Class A	958,410	344
	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSHG)	59,100	343
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	343
	Chongqing Machinery & Electric Co. Ltd.	2,886,000	341
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	341
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	285,100	341
	Guirenniao Co. Ltd. Class A (XSHG)	81,674	340
*	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	56,840	340
*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	339
	Fushun Special Steel Co. Ltd. Class A (XSHG)	322,000	339
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	338
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	338
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	338
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	388,400	337
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	165,000	337
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSHG)	422,000	330
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	329
*	Wanda Hotel Development Co. Ltd.	3,326,000	329
	Jiangsu Hongtu High Technology Co. Ltd. Class A	190,750	329
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	328
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	345,800	325
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	320
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	229,900	320
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	128,300	320
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	319
	Jangho Group Co. Ltd. Class A (XSHG)	193,400	319
*	China Enterprise Co. Ltd. Class A	427,200	319
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	318
*	SDIC Xinji Energy Co. Ltd. Class A	474,302	317
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	316
*	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	316
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	316
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	316
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	315
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	314
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	312
*	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	312

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	309
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	165,800	309
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	308
*	Yuanda China Holdings Ltd.	11,820,000	306
	Shanghai New World Co. Ltd. Class A (XSHG)	149,800	306
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	105,300	305
	Orient International Enterprise Ltd. Class A (XSHG)	97,700	305
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	304
*	Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	66,900	303
	Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSSC)	187,432	302
	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	302
*	Beijing Kingee Culture Development Co. Ltd. Class A	105,455	302
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	302
*	Chongqing Jianfeng Chemical Co. Ltd. Class A	233,300	302
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	153,800	300
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	300
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	300
	Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	297
*,^	Skyway Securities Group Ltd.	13,290,000	292
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	292
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	291
*	Huadian Energy Co. Ltd. Class A	382,900	290
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	289
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	287
*	Guanghui Energy Co. Ltd. Class A (XSSC)	455,853	285
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	284
	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSHG)	105,700	281
	Anhui Expressway Co. Ltd. Class A	144,600	279
*	SGIS Songshan Co. Ltd. Class A	459,790	277
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	276
	Lucky Film Co. Class A (XSHG)	120,000	275
*	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	212,502	272
*	Infotmic Co. Ltd. Class A	245,000	271
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	271
	China CITIC Bank Corp. Ltd. Class A (XSSC)	301,100	270
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	266
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	266
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	265
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	264
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	67,500	263
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	263
	Tongkun Group Co. Ltd. Class A (XSHG)	141,000	262
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	262
	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	261
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	261
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	259
*	Shougang Concord International Enterprises Co. Ltd.	8,074,000	259
*	Renrenle Commercial Group Co. Ltd. Class A	150,000	259
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	256
	Elion Clean Energy Co. Ltd. Class A	255,600	253
	MeiHua Holdings Group Co. Ltd. Class A	270,800	251
*	Shanghai 3F New Materials Co. Class A (XSHG)	121,500	249
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	246
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	245
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	245
	BBMG Corp. Class A (XSHG)	377,414	244
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	244
*	China Shipping Container Lines Co. Ltd. Class A (XSSC)	399,076	243
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	242
	Guangzhou Automobile Group Co. Ltd. Class A	72,086	239
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSSC)	385,000	238
	Aerosun Corp. Class A (XSHG)	90,800	237
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	50,500	237
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	132,500	236

41

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Sichuan Languang Development Co. Ltd. Class A (XSSC)	202,266	234
Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	206,100	234
CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSHG)	123,400	233
Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	233
Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	232
Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	232
Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSHG)	374,934	231
Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	231
* Ningxia Orient Tantalum Industry Co. Ltd. Class A	144,700	229
Beijing Bashi Media Co. Ltd. Class A (XSHG)	100,118	228
Anhui Xinke New Materials Co. Ltd. Class A (XSHG)	348,200	226
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	63,720	225
Oriental Times Media Corp. Class A	84,500	221
Zhejiang Nanyang Technology Co. Ltd. Class A	114,600	219
Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	218
China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	213
Lawton Development Co. Ltd. Class A	129,400	213
Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	212
* Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	211
* Triumph Science & Technology Co. Ltd. Class A (XSHG)	76,800	209
* Angel Yeast Co. Ltd. Class A (XSSC)	81,788	204
Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	203
China Television Media Ltd. Class A (XSHG)	59,700	203
Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	167,828	201
Lancy Co. Ltd. Class A	63,200	201
* Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	200
* Beijing Enterprises Clean Energy Group Ltd.	6,800,579	198
* Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	29,200	196
Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	196
Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	196
Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	193
* Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	186
* Zhongyuan Special Steel Co. Ltd. Class A	109,700	185
* Global Bio-Chem Technology Group Co. Ltd.	10,418,000	182
Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	180
TangShan Port Group Co. Ltd. Class A (XSHG)	300,960	178
Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	177
* Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	176
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	174
* China COSCO Holdings Co. Ltd. Class A	221,002	171
* Fujian Cement Inc. Class A (XSSC)	119,800	169
CECEP Wind-Power Corp. Class A (XSHG)	112,900	168
Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	165
Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	164
Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	167,900	164
Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	163
Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	160
* Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	156
Beijing North Star Co. Ltd. Class A (XSHG)	247,700	156
China Shipping Development Co. Ltd. Class A (XSHG)	153,200	154
Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	117,520	153
* China Shipping Container Lines Co. Ltd. Class A (XSHG)	242,900	148
China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	142
Chengdu B-Ray Media Co. Ltd. Class A (XSHG)	115,100	142
* Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	141
* China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	44,200	141
* Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	138
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	138
* Kingray New Materials Science & Technology Co. Ltd. Class A	61,600	136
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	136
* Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSHG)	81,200	134
CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSSC)	68,861	130
* Sinovel Wind Group Co. Ltd. Class A	321,200	127
Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	124

42

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	China Coal Energy Co. Ltd. Class A (XSSC)	125,594	123
	New China Life Insurance Co. Ltd. Class A (XSHG)	19,000	118
*	Xinjiang Dushanzi Tianli High & New Tech Co. Ltd. Class A	126,600	116
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	149,000	116
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	115
*	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	112
	Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	111
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	103
*	Shandong Tyan Home Co. Ltd. Class A (XSSC)	51,734	98
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	31,100	88
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	87
*	Hongfa Technology Co. Ltd. Class A (XSSC)	17,100	83
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	80
*	Maoye International Holdings Ltd.	824,000	78
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	77
*	Shandong Hongda Mining Co. Ltd. Class A (XSSC)	27,800	73
	Zhonglu Co. Ltd. Class A (XSHG)	19,300	73
	Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	72
*	Harbin Gong Da High-Tech Enterprise Development Co. Ltd. Class A	33,000	70
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A (XSSC)	102,800	68
	China Railway Erju Co. Ltd. Class A (XSSC)	35,100	67
	China International Marine Containers Group Co. Ltd. Class A	30,200	62
	COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	58
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A (XSSC)	23,500	56
	China Shipping Development Co. Ltd. Class A (XSSC)	53,000	53
*	Anhui Kouzi Distillery Co. Ltd. Class A	10,400	53
*	Xinjiang Xinxin Mining Industry Co. Ltd.	447,000	49
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	31
*	Shanghai 3F New Materials Co. Class A (XSSC)	9,500	19
*	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	8,300	15
*	Hidili Industry International Development Ltd.	260,000	7
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			17,329,780
Colombia (0.5%)
	Bancolombia SA ADR	1,288,230	49,313
	Grupo de Inversiones Suramericana SA	3,667,942	47,307
	Grupo Argos SA	4,938,011	32,025
	Cementos Argos SA	6,441,098	25,492
	Grupo Aval Acciones y Valores Preference Shares	47,266,226	19,493
	Interconexion Electrica SA ESP	5,746,145	19,092
	Almacenes Exito SA	3,582,707	17,873
*	Ecopetrol SA	39,691,902	17,293
	Grupo de Inversiones Suramericana SA Preference Shares	1,337,685	16,906
*	Ecopetrol SA ADR	1,789,080	15,547
	Bancolombia SA Preference Shares	1,634,187	15,512
*	Cemex Latam Holdings SA	2,972,031	11,051
	Cementos Argos SA Preference Shares	2,793,403	10,182
	Banco Davivienda SA Preference Shares	782,466	7,963
	Grupo Aval Acciones y Valores SA ADR	823,448	6,744
	Avianca Holdings SA Preference Shares	2,953,922	2,358
	Corp Financiera Colombiana SA	161,335	2,000
			316,151
Czech Republic (0.2%)
	CEZ AS	2,593,039	48,908
	Komercni banka as	1,238,304	45,310
*,2	Moneta Money Bank AS	5,763,019	20,097
	Philip Morris CR AS	6,286	3,105
	Pegas Nonwovens SA	88,501	2,839
	O2 Czech Republic AS	303,894	2,788
			123,047
Egypt (0.3%)
	Commercial International Bank Egypt SAE	15,899,970	92,504
*	Global Telecom Holding SAE GDR	8,512,261	17,453

43

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Egyptian Financial Group-Hermes Holding Co.	8,528,045	15,040
	Talaat Moustafa Group	15,788,519	10,069
	ElSewedy Electric Co.	1,282,551	9,058
	Telecom Egypt Co.	5,842,749	5,763
*	Orascom Construction Ltd.	1,026,438	5,444
*	Medinet Nasr Housing	3,147,100	4,941
*	Six of October Development & Investment	3,326,445	4,906
*	Pioneers Holding for Financial Investments SAE	5,084,348	4,807
	Palm Hills Developments SAE	14,681,272	3,782
	Sidi Kerir Petrochemicals Co.	2,204,960	3,443
	Juhayna Food Industries	7,113,045	3,140
	Heliopolis Housing	448,201	2,948
*	Ezz Steel	3,558,889	2,796
	Oriental Weavers	2,557,341	2,571
	Arab Cotton Ginning	6,767,369	2,072
*	Egyptian Resorts Co.	20,803,825	1,638
*	Orascom Telecom Media And Technology Holding SAE	20,422,680	1,288
*	South Valley Cement	2,865,683	1,232
*	Citadel Capital SAE	10,567,754	844
	Porto Holding SAE	30,202,474	782
*	Global Telecom Holding SAE	768,520	416
*	Abu Dhabi Islamic Bank	831,929	309
	Amer Group Holding	10,889,545	294
*	Maridive & Oil Services SAE	1,026,881	226
			197,766
Greece (0.3%)
	Alpha Bank AE	20,355,342	34,805
	Hellenic Telecommunications Organization SA	3,502,003	32,114
	OPAP SA	3,008,039	25,656
	JUMBO SA	1,425,560	20,258
	National Bank of Greece SA	80,676,423	16,500
	Eurobank Ergasias SA	26,385,256	15,583
	Piraeus Bank SA	74,494,293	12,320
	Titan Cement Co. SA	491,547	11,417
*	FF Group	418,106	10,014
	Motor Oil Hellas Corinth Refineries SA	811,543	9,717
*	Mytilineos Holdings SA	950,076	5,421
*	Public Power Corp. SA	1,446,108	4,725
	Hellenic Exchanges SA	635,911	3,140
	Grivalia Properties REIC AE	387,135	2,983
	Aegean Airlines SA	405,951	2,615
*	Hellenic Petroleum SA	548,583	2,508
*	GEK Terna Holding Real Estate Construction SA	744,358	1,723
	Metka Industrial - Construction SA	201,292	1,692
*	Fourlis Holdings SA	382,299	1,632
*	Ellaktor SA	1,135,206	1,543
	Athens Water Supply & Sewage Co. SA	212,470	1,258
	Terna Energy SA	109,542	334
			217,958
Hong Kong (0.1%)
	Tongda Group Holdings Ltd.	43,310,000	11,428
*	HengTen Networks Group Ltd.	162,208,000	10,860
*,^	China Minsheng Financial Holding Corp. Ltd.	87,470,000	8,670
^	SMI Holdings Group Ltd.	73,680,000	7,027
*,^	FDG Electric Vehicles Ltd.	128,745,000	6,738
*,^	Huayi Tencent Entertainment Co. Ltd.	100,190,000	6,060
*	Rentian Technology Holdings Ltd.	38,510,000	2,575
*,^	China Beidahuang Industry Group Holdings Ltd.	33,798,000	1,957
			55,315
Hungary (0.3%)
	OTP Bank plc	2,994,631	83,922
	MOL Hungarian Oil & Gas plc	813,495	52,178
	Richter Gedeon Nyrt	2,365,131	50,773

44

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Magyar Telekom Telecommunications plc	7,676,580	12,692
		199,565
India (11.7%)
Housing Development Finance Corp. Ltd.	23,773,814	496,037
Infosys Ltd.	28,474,195	424,940
Reliance Industries Ltd.	23,839,604	376,526
Tata Consultancy Services Ltd.	7,092,451	254,795
Sun Pharmaceutical Industries Ltd.	16,777,713	186,915
ITC Ltd.	44,004,353	160,290
ICICI Bank Ltd.	34,656,503	144,047
Oil & Natural Gas Corp. Ltd.	31,588,075	135,468
Hindustan Unilever Ltd.	10,802,167	135,342
HDFC Bank Ltd.	7,043,645	132,765
Tata Motors Ltd.	15,761,766	126,918
Axis Bank Ltd.	15,456,448	112,879
Maruti Suzuki India Ltd.	1,178,168	103,798
Coal India Ltd.	20,478,617	99,705
Bharat Petroleum Corp. Ltd.	9,639,505	96,752
Bharti Airtel Ltd.	19,988,351	95,499
Mahindra & Mahindra Ltd.	4,842,155	95,165
HCL Technologies Ltd.	8,274,860	94,594
Kotak Mahindra Bank Ltd.	7,299,840	89,626
State Bank of India	22,903,690	88,613
Indian Oil Corp. Ltd.	17,539,844	85,083
Hero MotoCorp Ltd.	1,602,892	80,449
Larsen & Toubro Ltd.	3,472,130	77,065
Lupin Ltd.	3,427,519	76,420
Asian Paints Ltd.	4,642,200	74,375
IndusInd Bank Ltd.	4,091,688	73,590
NTPC Ltd.	31,905,779	72,764
Eicher Motors Ltd.	196,141	70,585
Zee Entertainment Enterprises Ltd.	8,704,522	67,843
UltraTech Cement Ltd.	1,071,193	63,932
Adani Ports & Special Economic Zone Ltd.	12,998,878	59,825
* Vedanta Ltd.	19,160,933	58,348
Indiabulls Housing Finance Ltd.	4,552,986	57,926
Aurobindo Pharma Ltd.	4,382,589	53,289
UPL Ltd.	4,864,792	50,907
Yes Bank Ltd.	2,659,022	50,718
Bajaj Auto Ltd.	1,169,529	49,930
Tech Mahindra Ltd.	7,559,679	49,348
JSW Steel Ltd.	1,968,749	48,954
Godrej Consumer Products Ltd.	2,029,588	48,923
Power Grid Corp. of India Ltd.	18,063,876	47,604
Cipla Ltd.	5,386,148	46,426
Bharti Infratel Ltd.	8,695,993	45,053
Shriram Transport Finance Co. Ltd.	2,741,860	44,382
Wipro Ltd.	6,386,594	44,336
Ambuja Cements Ltd.	11,993,940	43,385
* Bajaj Finance Ltd.	2,570,950	41,286
Bosch Ltd.	125,077	41,066
Nestle India Ltd.	381,703	39,939
Hindustan Petroleum Corp. Ltd.	5,690,848	39,817
Dabur India Ltd.	8,766,299	38,293
LIC Housing Finance Ltd.	4,182,064	36,531
Piramal Enterprises Ltd.	1,368,209	36,382
Shree Cement Ltd.	141,201	35,364
Bajaj Finserv Ltd.	657,359	33,314
^ Dr Reddy's Laboratories Ltd. ADR	674,556	33,249
Dr Reddy's Laboratories Ltd.	657,542	33,033
Marico Ltd.	7,750,244	32,732
GAIL India Ltd.	5,021,506	32,587
Glenmark Pharmaceuticals Ltd.	2,321,573	32,438
* United Spirits Ltd.	953,616	32,143

45

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
^ Wipro Ltd. ADR	3,155,047	30,509
Hindalco Industries Ltd.	13,399,063	30,115
Divi's Laboratories Ltd.	1,376,704	26,387
Idea Cellular Ltd.	23,069,581	26,352
NMDC Ltd.	13,353,067	26,275
Motherson Sumi Systems Ltd.	5,267,733	26,174
Tata Motors Ltd. Class A	4,996,770	26,123
Cairn India Ltd.	7,715,842	26,010
Cadila Healthcare Ltd.	4,096,861	25,959
Siemens Ltd.	1,454,891	25,800
Mahindra & Mahindra Financial Services Ltd.	4,687,666	25,415
Britannia Industries Ltd.	493,683	24,491
Rural Electrification Corp. Ltd.	11,913,992	24,078
Pidilite Industries Ltd.	2,194,623	23,638
Tata Steel Ltd.	3,803,643	23,150
Titan Co. Ltd.	4,101,897	22,951
IDFC Bank Ltd.	17,924,597	21,166
Bharat Forge Ltd.	1,584,414	21,004
Power Finance Corp. Ltd.	10,930,581	20,345
Apollo Hospitals Enterprise Ltd.	1,009,675	20,271
Bharat Heavy Electricals Ltd.	9,719,991	20,240
Tata Power Co. Ltd.	16,983,188	19,924
Bharat Electronics Ltd.	1,014,910	19,788
Ashok Leyland Ltd.	14,609,773	19,761
Havells India Ltd.	3,149,556	19,206
* Bank of Baroda	7,464,745	17,498
Reliance Infrastructure Ltd.	2,145,559	17,464
ACC Ltd.	765,173	17,383
Oracle Financial Services Software Ltd.	355,560	17,022
Reliance Capital Ltd.	2,147,623	16,726
GlaxoSmithKline Consumer Healthcare Ltd.	181,276	16,503
Colgate-Palmolive India Ltd.	1,131,937	16,501
* Bharat Financial Inclusion Ltd.	1,220,217	16,155
Page Industries Ltd.	65,425	16,122
HDFC Bank Ltd. ADR	226,520	16,033
DLF Ltd.	7,017,271	15,850
Max Financial Services Ltd.	1,878,069	15,836
United Breweries Ltd.	1,214,918	15,823
NHPC Ltd.	39,309,568	15,779
Emami Ltd.	860,462	15,633
Cummins India Ltd.	1,204,093	15,339
Bajaj Holdings & Investment Ltd.	469,192	15,316
Hindustan Zinc Ltd.	4,020,579	15,263
ABB India Ltd.	873,110	14,244
Vakrangee Ltd.	3,698,604	13,973
Castrol India Ltd.	1,989,431	13,662
* Steel Authority of India Ltd.	17,399,502	13,586
Rajesh Exports Ltd.	1,854,406	13,289
Torrent Pharmaceuticals Ltd.	624,629	13,244
Petronet LNG Ltd.	2,236,469	13,039
Oil India Ltd.	2,089,320	12,995
GlaxoSmithKline Pharmaceuticals Ltd.	297,408	12,956
Tata Communications Ltd.	1,356,425	12,909
* Reliance Communications Ltd.	17,418,059	12,212
Mindtree Ltd.	1,808,259	11,815
Mphasis Ltd.	1,534,206	11,776
Sun TV Network Ltd.	1,417,363	11,616
Federal Bank Ltd.	9,348,344	11,486
Exide Industries Ltd.	3,831,430	11,261
* Punjab National Bank	4,964,487	10,724
Berger Paints India Ltd.	2,757,853	10,636
Aditya Birla Nuvo Ltd.	514,467	10,621
Info Edge India Ltd.	768,977	10,386
Jubilant Life Sciences Ltd.	982,555	10,154

46

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* IDFC Ltd.	9,420,309	9,881
Dewan Housing Finance Corp. Ltd.	1,806,145	8,889
* Alkem Laboratories Ltd.	357,250	8,735
Indian Hotels Co. Ltd.	5,013,642	8,669
* Canara Bank	1,829,788	8,614
Dalmia Bharat Ltd.	269,216	8,295
Manappuram Finance Ltd.	5,407,453	8,286
* Kajaria Ceramics Ltd.	890,401	8,282
Edelweiss Financial Services Ltd.	4,522,797	8,271
AIA Engineering Ltd.	417,400	8,079
Cholamandalam Investment and Finance Co. Ltd.	454,513	8,072
* Crompton Greaves Ltd.	7,009,878	8,061
MRF Ltd.	11,116	7,986
Strides Shasun Ltd.	500,832	7,847
PI Industries Ltd.	593,652	7,682
Reliance Power Ltd.	10,309,458	7,271
* Wockhardt Ltd.	558,075	7,268
Biocon Ltd.	523,235	7,256
L&T Finance Holdings Ltd.	4,425,383	7,094
* Jindal Steel & Power Ltd.	6,245,625	7,061
Sintex Industries Ltd.	5,207,292	6,998
Apollo Tyres Ltd.	2,309,270	6,995
Godrej Industries Ltd.	1,066,448	6,981
Ajanta Pharma Ltd.	225,867	6,909
Muthoot Finance Ltd.	1,281,428	6,888
CRISIL Ltd.	208,397	6,855
Credit Analysis & Research Ltd.	310,041	6,849
Balkrishna Industries Ltd.	429,408	6,834
Ramco Cements Ltd.	736,811	6,786
TVS Motor Co. Ltd.	1,093,111	6,638
* GMR Infrastructure Ltd.	31,692,066	6,511
JSW Energy Ltd.	6,606,976	6,469
2 InterGlobe Aviation Ltd.	457,558	6,374
* IDBI Bank Ltd.	5,680,208	6,266
* Suzlon Energy Ltd.	27,214,546	6,184
Amara Raja Batteries Ltd.	406,672	6,168
* Gillette India Ltd.	96,146	6,144
Gujarat Pipavav Port Ltd.	2,513,203	6,127
Blue Dart Express Ltd.	79,221	6,033
Jubilant Foodworks Ltd.	400,282	5,999
Bayer CropScience Ltd.	93,274	5,958
eClerx Services Ltd.	257,482	5,856
Natco Pharma Ltd.	657,143	5,743
NCC Ltd.	3,938,656	5,522
Arvind Ltd.	881,563	5,469
Tata Chemicals Ltd.	667,933	5,451
* Mangalore Refinery & Petrochemicals Ltd.	3,978,304	5,380
Torrent Power Ltd.	2,046,836	5,312
* Adani Power Ltd.	12,963,323	5,311
Cyient Ltd.	709,292	5,202
GRUH Finance Ltd.	1,032,218	5,165
* Grasim Industries Ltd.	352,395	5,095
Persistent Systems Ltd.	523,122	5,054
Voltas Ltd.	871,445	5,048
Union Bank of India	2,209,377	4,900
Sundaram Finance Ltd.	236,509	4,860
Adani Enterprises Ltd.	4,842,463	4,854
Kansai Nerolac Paints Ltd.	852,781	4,844
Great Eastern Shipping Co. Ltd.	844,532	4,721
Alembic Pharmaceuticals Ltd.	464,671	4,700
Supreme Industries Ltd.	347,181	4,693
* Aditya Birla Fashion and Retail Ltd.	1,904,129	4,567
* Sun Pharma Advanced Research Co. Ltd.	868,914	4,567
Welspun India Ltd.	5,328,695	4,534

47

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
CESC Ltd.	480,716	4,523
Oberoi Realty Ltd.	855,568	4,517
* PC Jeweller Ltd.	586,186	4,496
* Bank of India	2,581,349	4,446
* Indiabulls Real Estate Ltd.	3,300,024	4,339
Repco Home Finance Ltd.	382,399	4,324
KPIT Technologies Ltd.	1,968,212	4,229
2 Syngene International Ltd.	480,067	4,213
KRBL Ltd.	1,176,355	4,212
2 Dr Lal PathLabs Ltd.	235,639	4,159
Indian Bank	1,188,005	4,142
Redington India Ltd.	2,628,285	4,136
Jain Irrigation Systems Ltd.	2,538,172	4,091
Abbott India Ltd.	54,410	4,069
National Aluminium Co. Ltd.	5,087,835	4,067
GE T&D India Ltd.	771,465	3,960
Sanofi India Ltd.	60,235	3,938
Pfizer Ltd.	141,461	3,869
Karur Vysya Bank Ltd.	530,428	3,804
Sadbhav Engineering Ltd.	907,585	3,792
Cox & Kings Ltd.	1,150,952	3,792
Thermax Ltd.	295,547	3,767
* Ipca Laboratories Ltd.	410,902	3,754
* Just Dial Ltd.	590,831	3,749
Balrampur Chini Mills Ltd.	2,120,918	3,667
Prestige Estates Projects Ltd.	1,255,429	3,649
Symphony Ltd.	188,209	3,602
* Whirlpool of India Ltd.	208,097	3,504
* Fortis Healthcare Ltd.	1,301,207	3,480
Tube Investments of India Ltd.	366,577	3,428
Hexaware Technologies Ltd.	1,093,453	3,351
Gujarat State Petronet Ltd.	1,405,451	3,318
Coromandel International Ltd.	772,749	3,315
* RattanIndia Power Ltd.	26,162,911	3,268
* Housing Development & Infrastructure Ltd.	2,566,960	3,203
* Dish TV India Ltd.	2,225,665	3,200
* Jaiprakash Associates Ltd.	18,964,999	3,169
Bajaj Corp. Ltd.	510,032	3,110
IRB Infrastructure Developers Ltd.	853,064	3,001
Srei Infrastructure Finance Ltd.	2,739,949	2,991
WABCO India Ltd.	33,107	2,807
IFCI Ltd.	7,003,134	2,729
* Hindustan Construction Co. Ltd.	4,991,013	2,714
South Indian Bank Ltd.	7,346,952	2,616
Engineers India Ltd.	644,768	2,602
Ceat Ltd.	139,708	2,540
Gateway Distriparks Ltd.	667,619	2,472
* Bajaj Hindusthan Sugar Ltd.	9,513,634	2,388
Radico Khaitan Ltd.	1,118,798	2,362
Gujarat Gas Ltd.	270,663	2,320
PTC India Ltd.	2,099,648	2,317
Oriental Bank of Commerce	1,126,646	2,169
* Unitech Ltd.	23,992,617	2,166
Jammu & Kashmir Bank Ltd.	2,077,681	2,097
India Cements Ltd.	890,500	2,096
* Videocon Industries Ltd.	1,311,966	2,047
* Central Bank of India	1,473,550	2,017
* Corp Bank	3,188,493	1,991
* Rolta India Ltd.	2,063,604	1,943
* TV18 Broadcast Ltd.	2,888,744	1,926
Sobha Ltd.	433,029	1,812
Tata Global Beverages Ltd.	846,029	1,774
VA Tech Wabag Ltd.	232,883	1,728
Indraprastha Gas Ltd.	130,931	1,688

48

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Gujarat Fluorochemicals Ltd.	216,152	1,641
Marksans Pharma Ltd.	2,039,697	1,591
* Mahindra CIE Automotive Ltd.	499,211	1,485
* Kaveri Seed Co. Ltd.	220,029	1,424
* Vijaya Bank	2,143,889	1,421
* Jindal Saw Ltd.	1,400,889	1,342
Raymond Ltd.	140,225	1,268
Karnataka Bank Ltd.	642,033	1,173
Welspun Corp. Ltd.	1,062,129	1,131
* Shipping Corp. of India Ltd.	1,047,395	1,065
* Polaris Consulting & Services Ltd.	442,462	1,064
* DEN Networks Ltd.	883,509	1,031
* Amtek Auto Ltd.	1,547,517	1,002
* Shree Renuka Sugars Ltd.	4,292,932	1,000
Gujarat Mineral Development Corp. Ltd.	576,191	957
* Indian Overseas Bank	2,108,758	842
* Jet Airways India Ltd.	121,910	838
Multi Commodity Exchange of India Ltd.	40,959	790
* Punj Lloyd Ltd.	2,195,684	747
* Future Retail Ltd.	296,734	739
* Syndicate Bank	657,322	727
Chambal Fertilizers and Chemicals Ltd.	759,913	718
* GE Power India Ltd.	77,455	596
Future Enterprises Ltd.	1,766,689	420
* UCO Bank	800,000	418
* Reliance Defence and Engineering Ltd.	465,415	413
* Allahabad Bank	287,312	325
Century Textiles & Industries Ltd.	23,694	323
McLeod Russel India Ltd.	126,557	322
* Karnataka Bank Ltd Rights Exp. 11/21/2016	321,016	249
Andhra Bank	286,108	242
Gujarat State Fertilizers & Chemicals Ltd.	58,475	83
* JITF Infralogistics Ltd.	93,891	58
		7,322,093
Indonesia (2.7%)
Telekomunikasi Indonesia Persero Tbk PT	760,083,605	245,411
Bank Central Asia Tbk PT	187,880,124	223,379
Astra International Tbk PT	302,692,000	190,971
Bank Rakyat Indonesia Persero Tbk PT	164,527,800	153,631
Bank Mandiri Persero Tbk PT	142,274,080	125,322
Unilever Indonesia Tbk PT	17,139,730	58,408
Bank Negara Indonesia Persero Tbk PT	123,025,361	52,521
Indofood Sukses Makmur Tbk PT	72,478,096	47,124
Kalbe Farma Tbk PT	311,493,390	41,507
United Tractors Tbk PT	24,170,801	39,984
Gudang Garam Tbk PT	7,384,880	38,424
Semen Indonesia Persero Tbk PT	47,967,204	36,156
Charoen Pokphand Indonesia Tbk PT	122,000,532	34,527
Perusahaan Gas Negara Persero Tbk	165,598,604	32,437
Indofood CBP Sukses Makmur Tbk PT	39,247,300	28,271
Indocement Tunggal Prakarsa Tbk PT	22,134,531	27,870
Adaro Energy Tbk PT	214,024,280	25,983
Surya Citra Media Tbk PT	96,863,000	19,672
Summarecon Agung Tbk PT	144,585,464	18,264
Ciputra Development Tbk PT	148,401,548	17,958
Lippo Karawaci Tbk PT	250,600,011	17,335
Pakuwon Jati Tbk PT	309,707,300	17,088
Bank Danamon Indonesia Tbk PT	53,280,196	15,757
Bumi Serpong Damai Tbk PT	93,990,300	15,595
Tower Bersama Infrastructure Tbk PT	33,896,300	15,517
Media Nusantara Citra Tbk PT	83,987,850	13,509
Tambang Batubara Bukit Asam Persero Tbk PT	14,277,925	13,028
Jasa Marga Persero Tbk PT	34,702,700	12,038
AKR Corporindo Tbk PT	20,816,800	11,300

49

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Aneka Tambang Persero Tbk PT	162,408,891	11,146
* XL Axiata Tbk PT	60,188,105	10,148
Waskita Karya Persero Tbk PT	48,058,000	9,646
Astra Agro Lestari Tbk PT	7,084,908	8,278
Indo Tambangraya Megah Tbk PT	7,199,800	7,902
Global Mediacom Tbk PT	116,748,489	7,597
* Vale Indonesia Tbk PT	34,128,127	7,116
Bank Tabungan Negara Persero Tbk PT	35,960,000	5,260
Ace Hardware Indonesia Tbk PT	79,848,200	5,227
Link Net Tbk PT	13,254,700	5,078
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,460,200	4,374
Wijaya Karya Persero Tbk PT	21,869,500	4,308
* Alam Sutera Realty Tbk PT	124,989,500	4,291
Matahari Putra Prima Tbk PT	28,172,700	3,893
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	29,896,700	3,643
* Mitra Adiperkasa Tbk PT	7,795,800	3,286
Ramayana Lestari Sentosa Tbk PT	27,021,139	2,836
* Siloam International Hospitals Tbk PT	3,085,800	2,455
* Panin Financial Tbk PT	163,660,900	2,395
Wijaya Karya Beton Tbk PT	34,608,000	2,357
* Krakatau Steel Persero Tbk PT	40,419,400	2,045
* Gajah Tunggal Tbk PT	19,993,600	1,912
Intiland Development Tbk PT	40,073,600	1,767
* Eagle High Plantations Tbk PT	112,479,900	1,644
* Lippo Cikarang Tbk PT	3,536,800	1,640
* Agung Podomoro Land Tbk PT	66,241,600	1,462
* Medco Energi Internasional Tbk PT	13,574,800	1,360
Salim Ivomas Pratama Tbk PT	32,805,500	1,257
Surya Semesta Internusa Tbk PT	28,156,000	1,218
Timah Persero Tbk PT	16,286,100	1,161
BISI International Tbk PT	7,525,100	1,152
* Bumi Resources Tbk PT	66,496,700	1,091
* Bank CIMB Niaga Tbk PT	13,135,261	961
Bekasi Fajar Industrial Estate Tbk PT	40,037,600	956
Adhi Karya Persero Tbk PT	5,388,200	936
* Sigmagold Inti Perkasa Tbk PT	41,608,500	363
Sampoerna Agro PT	1,691,500	248
* Energi Mega Persada Tbk PT	59,051,800	226
Holcim Indonesia Tbk PT	1,986,200	147
* MNC Investama Tbk PT	2,645,200	28
		1,721,797
Malaysia (3.6%)
Public Bank Bhd. (Local)	46,755,000	221,304
Tenaga Nasional Bhd.	52,309,907	178,736
Malayan Banking Bhd.	82,818,388	155,932
CIMB Group Holdings Bhd.	86,013,748	103,042
Sime Darby Bhd.	50,039,913	97,722
Axiata Group Bhd.	69,269,594	81,213
Petronas Chemicals Group Bhd.	43,583,622	72,705
DiGi.Com Bhd.	57,745,050	69,251
IHH Healthcare Bhd.	43,789,176	66,785
Genting Bhd.	34,382,390	64,250
Petronas Gas Bhd.	12,108,596	63,405
Maxis Bhd.	40,779,250	57,932
IOI Corp. Bhd.	53,517,478	57,362
Genting Malaysia Bhd.	46,665,790	52,961
Kuala Lumpur Kepong Bhd.	8,975,012	51,243
IJM Corp. Bhd.	53,865,300	42,388
Gamuda Bhd.	35,571,116	41,664
MISC Bhd.	22,838,591	40,938
PPB Group Bhd.	10,170,208	39,076
AMMB Holdings Bhd.	33,154,558	33,196
Hong Leong Bank Bhd.	10,185,400	32,313
YTL Corp. Bhd.	84,670,956	32,103

50

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Telekom Malaysia Bhd.	19,225,140	29,952
Petronas Dagangan Bhd.	5,063,300	28,194
British American Tobacco Malaysia Bhd.	2,270,587	26,809
* SapuraKencana Petroleum Bhd.	63,176,462	24,291
2 Astro Malaysia Holdings Bhd.	34,528,300	23,462
Malaysia Airports Holdings Bhd.	14,779,000	23,338
Westports Holdings Bhd.	18,216,824	19,153
RHB Bank Bhd.	16,394,230	18,878
Alliance Financial Group Bhd.	19,483,117	18,533
Dialog Group Bhd.	50,191,600	18,532
IOI Properties Group Bhd.	31,728,794	18,490
YTL Power International Bhd.	46,496,368	16,952
UMW Holdings Bhd.	11,250,020	15,937
KLCCP Stapled Group	8,057,100	15,331
Hong Leong Financial Group Bhd.	4,059,515	15,208
Felda Global Ventures Holdings Bhd.	30,639,957	14,673
Lafarge Malaysia Bhd.	7,330,820	14,144
AirAsia Bhd.	20,160,148	13,310
Top Glove Corp. Bhd.	10,274,600	12,116
My EG Services Bhd.	20,501,900	11,903
Berjaya Sports Toto Bhd.	14,391,598	10,943
Hartalega Holdings Bhd.	8,649,700	10,100
Sunway REIT	22,109,100	9,701
Bumi Armada Bhd.	57,481,740	9,638
HAP Seng Consolidated Bhd.	4,980,400	9,253
Genting Plantations Bhd.	3,438,800	9,014
MMC Corp. Bhd.	15,540,000	8,860
Malakoff Corp. Bhd.	22,020,400	8,124
Press Metal Bhd.	7,809,400	8,114
KPJ Healthcare Bhd.	7,639,400	7,649
BIMB Holdings Bhd.	6,984,600	7,328
Inari Amertron Bhd.	8,750,700	6,988
UEM Sunrise Bhd.	25,265,400	6,733
TIME dotCom Bhd.	3,374,900	6,438
Mah Sing Group Bhd.	17,559,966	6,398
Sunway Bhd.	8,566,000	6,371
Bursa Malaysia Bhd.	3,055,800	6,299
Pos Malaysia Bhd.	5,594,600	5,334
Kossan Rubber Industries	3,135,000	5,043
Malaysia Building Society Bhd.	22,659,900	4,940
WCT Holdings Bhd.	11,838,300	4,791
Cahya Mata Sarawak Bhd.	5,025,800	4,601
SP Setia Bhd Group	5,193,124	4,339
Yinson Holdings Bhd.	5,248,900	3,915
DRB-Hicom Bhd.	12,241,400	3,705
Unisem M Bhd.	5,458,200	3,314
Bermaz Auto Bhd.	5,954,700	3,234
Capitaland Malaysia Mall Trust	8,451,400	3,226
QL Resources Bhd.	2,847,000	3,000
VS Industry Bhd.	8,426,100	2,849
* Syarikat Takaful Malaysia Bhd.	2,519,400	2,549
Pavilion REIT	5,469,300	2,290
Malaysian Resources Corp. Bhd.	7,012,600	2,255
Supermax Corp. Bhd.	4,344,400	2,246
Eastern & Oriental Bhd.	5,385,600	2,015
Berjaya Corp. Bhd.	24,116,300	1,867
* AirAsia X Bhd.	18,549,600	1,856
Aeon Co. M Bhd.	2,707,200	1,824
Gas Malaysia Bhd.	2,845,000	1,742
* Gamuda Bhd. Warrants Exp. 03/06/2021	5,563,852	1,724
Datasonic Group Bhd.	4,951,100	1,687
* Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,564
Media Prima Bhd.	5,400,100	1,546
* Eco World Development Group Bhd.	3,797,300	1,230

51

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Parkson Holdings Bhd.	6,829,816	1,229
* UMW Oil & Gas Corp. Bhd.	5,334,400	1,077
* Mulpha International Bhd.	18,703,900	936
Sunway Construction Group Bhd.	2,138,100	851
Muhibbah Engineering M Bhd.	1,441,800	790
Coastal Contracts Bhd.	1,712,100	624
OSK Holdings Bhd.	1,575,200	567
TA Enterprise Bhd.	4,262,300	487
Puncak Niaga Holdings Bhd.	1,686,100	437
* Dayang Enterprise Holdings Bhd.	2,094,500	428
* Mudajaya Group Bhd.	1,277,400	295
* KNM Group Bhd.	2,961,000	281
* RHB Captial BHD	11,952,935	138
* Malaysian Bulk Carriers Bhd.	578,700	104
		2,259,608
Mexico (4.3%)
Fomento Economico Mexicano SAB de CV	32,549,470	312,217
America Movil SAB de CV	434,326,703	287,697
Grupo Financiero Banorte SAB de CV	34,803,555	204,962
Grupo Televisa SAB	37,976,940	186,861
* Cemex SAB de CV	209,551,603	181,380
Wal-Mart de Mexico SAB de CV	83,359,054	176,368
Grupo Mexico SAB de CV Class B	59,915,463	147,625
Grupo Bimbo SAB de CV Class A	29,379,790	79,135
Fibra Uno Administracion SA de CV	41,328,611	78,870
Alfa SAB de CV Class A	44,989,936	68,219
Grupo Aeroportuario del Sureste SAB de CV Class B	3,705,329	58,935
Grupo Financiero Inbursa SAB de CV	32,956,147	53,477
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,520,278	53,357
Coca-Cola Femsa SAB de CV	6,992,719	52,528
Industrias Penoles SAB de CV	1,988,623	48,228
Grupo Financiero Santander Mexico SAB de CV Class B	24,430,070	44,217
Mexichem SAB de CV	18,237,814	43,614
Gruma SAB de CV Class B	2,703,693	37,514
Gentera SAB de CV	18,694,002	36,891
Promotora y Operadora de Infraestructura SAB de CV	3,250,735	36,341
Grupo Carso SAB de CV	7,887,371	34,427
Alsea SAB de CV	8,887,390	33,168
El Puerto de Liverpool SAB de CV	3,036,434	31,828
Kimberly-Clark de Mexico SAB de CV Class A	13,130,708	28,316
Arca Continental SAB de CV	4,477,735	27,865
Infraestructura Energetica Nova SAB de CV	6,089,747	26,961
Megacable Holdings SAB de CV	5,399,879	19,633
* Genomma Lab Internacional SAB de CV Class B	13,593,218	16,261
* OHL Mexico SAB de CV	12,367,253	14,565
Grupo Lala SAB de CV	7,786,595	14,497
Banregio Grupo Financiero SAB de CV	2,126,480	13,933
* Telesites SAB de CV	23,713,499	13,700
* Industrias CH SAB de CV Class B	2,783,686	13,178
Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,261,577	13,158
Industrias Bachoco SAB de CV Class B	2,741,712	12,141
* Organizacion Soriana SAB de CV Class B	4,285,650	11,711
Bolsa Mexicana de Valores SAB de CV	7,036,012	11,272
Grupo Comercial Chedraui SA de CV	4,971,340	11,089
Macquarie Mexico Real Estate Management SA de CV	8,599,537	10,833
* Controladora Vuela Cia de Aviacion SAB de CV Class A	5,653,423	10,798
PLA Administradora Industrial S de RL de CV	6,123,400	10,147
Alpek SAB de CV	5,602,963	8,342
Grupo Elektra SAB DE CV	583,748	8,139
Grupo Sanborns SAB de CV	6,452,602	8,047
Corp Inmobiliaria Vesta SAB de CV	5,311,811	8,038
Prologis Property Mexico SA de CV	4,528,469	7,614
Promotora y Operadora de Infraestructura SAB de CV Class L	796,486	7,500
* La Comer SAB de CV	8,092,700	7,377

52

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Concentradora Fibra Danhos SA de CV	3,831,214	7,015
*	Minera Frisco SAB de CV	8,620,576	6,709
*	Grupo Aeromexico SAB de CV	3,051,546	6,025
2	Nemak SAB de CV	4,532,840	4,705
	Credito Real SAB de CV SOFOM ER	2,430,178	4,464
	Grupo Financiero Interacciones SA de CV	820,000	4,012
	Grupo Herdez SAB de CV	1,556,926	3,776
	Concentradora Fibra Hotelera Mexicana SA de CV	4,661,706	3,663
*	Hoteles City Express SAB de CV	3,544,273	3,642
	Unifin Financiera SAB de CV SOFOM ENR	1,095,163	3,266
	Qualitas Controladora SAB de CV	1,468,600	2,695
*	Grupo GICSA SA de CV	2,857,700	1,932
	TV Azteca SAB de CV	10,120,079	1,928
*	Axtel SAB de CV	5,582,300	1,385
	Grupo Rotoplas SAB de CV	752,000	1,185
*,2	Elementia SAB de CV	975,000	1,124
*	Grupo Simec SAB de CV Class B	267,900	941
	Consorcio ARA SAB de CV	2,366,068	891
	Rassini SAB de CV	182,141	843
*	Empresas ICA SAB de CV	2,617,509	427
*	Grupo Famsa SAB de CV Class A	243,000	105
			2,683,707
Pakistan (0.1%)
	Oil & Gas Development Co. Ltd.	10,550,100	14,106
	Hub Power Co. Ltd.	10,697,343	10,893
	United Bank Ltd.	4,752,600	9,132
	Pakistan Petroleum Ltd.	6,408,989	9,058
	Fauji Fertilizer Co. Ltd.	8,497,174	8,411
	National Bank of Pakistan	8,697,900	5,960
	Lucky Cement Ltd.	638,254	4,086
	Engro Corp. Ltd.	1,354,742	3,608
	Pakistan State Oil Co. Ltd.	794,351	3,060
	DG Khan Cement Co. Ltd.	1,711,414	2,801
	Pakistan Oilfields Ltd.	494,400	1,863
	Kot Addu Power Co. Ltd.	1,954,721	1,378
*	SUI Southern Gas Co. Ltd.	1,052,000	387
	Pakistan Telecommunication Co. Ltd.	1,185,000	186
	Fauji Fertilizer Bin Qasim Ltd.	158,000	71
			75,000
Peru (0.3%)
	Credicorp Ltd. (XNYS)	438,623	65,214
	Credicorp Ltd. (XLIM)	357,268	53,090
*	Cia de Minas Buenaventura SAA ADR	2,777,424	36,912
*	Cia de Minas Buenaventura SAA	461,011	6,045
			161,261
Philippines (1.6%)
	SM Investments Corp.	7,319,346	101,462
	SM Prime Holdings Inc.	128,543,297	71,377
	Ayala Corp.	3,876,767	66,836
	JG Summit Holdings Inc.	42,651,420	66,819
	Aboitiz Equity Ventures Inc.	35,018,927	56,375
	BDO Unibank Inc.	24,145,442	56,234
	Bank of the Philippine Islands	26,061,105	54,381
	Universal Robina Corp.	13,572,899	51,004
	Ayala Land Inc.	60,560,427	45,299
	Metropolitan Bank & Trust Co.	21,361,401	35,874
	Jollibee Foods Corp.	7,155,189	35,139
	Manila Electric Co.	4,964,115	28,316
*	PLDT Inc.	878,137	27,713
	Aboitiz Power Corp.	27,435,926	25,987
	Metro Pacific Investments Corp.	163,887,500	24,405
	GT Capital Holdings Inc.	823,876	22,267
	Alliance Global Group Inc.	69,723,534	20,525

53

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Security Bank Corp.	4,002,720	18,221
	DMCI Holdings Inc.	70,459,650	18,169
	Megaworld Corp.	198,824,713	16,480
	LT Group Inc.	48,595,727	14,488
	International Container Terminal Services Inc.	8,651,720	13,890
	Semirara Mining & Power Corp. Class A	5,296,222	13,777
	Energy Development Corp.	106,690,953	12,994
	Robinsons Land Corp.	16,865,900	10,781
	Globe Telecom Inc.	279,227	10,270
*	DoubleDragon Properties Corp.	7,865,400	9,051
	Puregold Price Club Inc.	10,325,600	8,692
	Petron Corp.	39,895,900	8,526
	First Gen Corp.	15,911,700	7,549
	Manila Water Co. Inc.	10,723,200	6,700
*	Bloomberry Resorts Corp.	51,994,472	6,346
	Robinsons Retail Holdings Inc.	3,432,040	5,475
	Vista Land & Lifescapes Inc.	48,085,005	5,191
	D&L Industries Inc.	21,111,000	4,783
	Cebu Air Inc.	2,173,300	4,715
	Emperador Inc.	26,142,000	3,909
	Filinvest Land Inc.	104,908,000	3,821
	Cosco Capital Inc.	19,061,900	3,342
	Lopez Holdings Corp.	19,349,300	3,175
	First Philippine Holdings Corp.	1,744,570	2,498
	Nickel Asia Corp.	12,761,400	1,811
	Belle Corp.	27,554,000	1,660
*	Melco Crown Philippines Resorts Corp.	17,985,000	1,597
	Travellers International Hotel Group Inc.	18,929,400	1,311
*	Atlas Consolidated Mining & Development Corp.	1,211,000	99
			1,009,334
Poland (1.2%)
	Polski Koncern Naftowy ORLEN SA	4,797,575	95,051
	Powszechna Kasa Oszczednosci Bank Polski SA	12,960,961	90,795
	Bank Pekao SA	2,343,695	72,336
	Powszechny Zaklad Ubezpieczen SA	8,491,789	58,961
	KGHM Polska Miedz SA	2,102,036	38,153
	Bank Zachodni WBK SA	445,105	35,965
	Polskie Gornictwo Naftowe i Gazownictwo SA	26,585,047	34,034
^	LPP SA	20,408	30,652
	PGE Polska Grupa Energetyczna SA	11,020,070	28,874
*	Cyfrowy Polsat SA	3,619,649	22,370
^	CCC SA	408,873	20,748
*	mBank SA	204,046	18,426
	Asseco Poland SA	1,354,737	18,108
*	Alior Bank SA	1,444,273	17,388
	Orange Polska SA	11,143,545	15,910
*	Bank Millennium SA	10,199,155	15,011
*	Grupa Lotos SA	1,693,043	14,680
*	Jastrzebska Spolka Weglowa SA	741,376	13,749
	Eurocash SA	1,305,860	13,225
	Grupa Azoty SA	786,473	12,526
	Kernel Holding SA	750,041	12,002
*	Tauron Polska Energia SA	17,446,122	11,789
	KRUK SA	201,181	11,678
	Energa SA	5,348,694	10,968
	Bank Handlowy w Warszawie SA	540,098	10,697
*	Enea SA	3,715,040	9,516
*,^	Synthos SA	7,417,403	8,978
*	CD Projekt SA	825,944	8,389
	Ciech SA	285,785	4,661
*	PKP Cargo SA	356,591	3,905
	Budimex SA	73,264	3,802
*	Globe Trade Centre SA	1,021,896	2,089
*	Getin Noble Bank SA	5,875,428	1,964

54

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Neuca SA	18,116	1,803
*,^	Lubelski Wegiel Bogdanka SA	99,693	1,769
	Warsaw Stock Exchange	154,826	1,544
*,^	Boryszew SA	498,060	1,018
*	Getin Holding SA	1,036,950	304
*	Bioton SA	120,975	272
*	Integer.pl SA	27,128	241
			774,351
Qatar (0.4%)
	Qatar National Bank SAQ	1,360,638	59,722
	Industries Qatar QSC	791,885	22,148
	Ooredoo QSC	770,820	20,515
	Masraf Al Rayan QSC	1,795,227	17,042
	Commercial Bank QSC	1,163,656	11,391
	Qatar Islamic Bank SAQ	387,194	10,879
	Qatar Electricity & Water Co. QSC	139,090	8,017
	United Development Co. QSC	1,428,783	7,829
*	Aamal Co.	1,973,037	7,358
	Qatar Gas Transport Co. Ltd.	1,176,465	7,295
	Barwa Real Estate Co.	826,768	7,242
*	Qatar Insurance Co. SAQ	247,861	5,966
*	Qatar Navigation QSC	214,387	5,533
*	Qatar International Islamic Bank QSC	312,385	5,400
*	Doha Bank QSC	518,949	5,181
*	Qatari Investors Group QSC	244,068	3,882
*	Al Meera Consumer Goods Co. QSC	73,299	3,756
*	Gulf International Services QSC	441,770	3,697
*	Salam International Investment Ltd. QSC	929,340	2,830
*	Vodafone Qatar QSC	956,782	2,757
*	Ezdan Holding Group QSC	597,450	2,569
*	Medicare Group	141,812	2,406
			223,415
Russia (3.8%)
	Sberbank of Russia PJSC	161,438,168	375,771
	Gazprom PJSC	88,022,453	192,884
	Lukoil PJSC ADR	3,636,459	176,886
	Gazprom PJSC ADR	38,808,778	167,339
	Magnit PJSC GDR	4,190,963	166,204
	Lukoil PJSC	3,228,521	157,545
	Novatek OJSC GDR	847,610	90,374
	NOVATEK OAO	8,189,140	85,385
	Tatneft PJSC ADR	2,076,022	69,292
	VTB Bank PJSC	58,129,231,072	62,180
	MMC Norilsk Nickel PJSC ADR	3,885,531	58,607
	AK Transneft OAO Preference Shares	23,793	56,979
	Rosneft PJSC GDR	10,469,019	56,932
	Alrosa PJSC	37,195,700	52,028
	Tatneft PAO	9,061,292	50,760
	Mobile TeleSystems PJSC ADR	6,515,982	50,238
	Surgutneftegas OAO Preference Shares	105,393,010	47,787
	MMC Norilsk Nickel PJSC	317,850	46,867
	Moscow Exchange MICEX-RTS PJSC	21,284,428	39,206
	Surgutneftegas OJSC ADR	9,095,544	39,011
	Rosneft PJSC	6,996,815	38,383
	Severstal PAO	2,476,571	34,617
	Novolipetsk Steel PJSC GDR	1,425,530	23,103
	Rostelecom PJSC	18,256,325	22,779
	RusHydro PJSC	1,579,839,418	19,830
	VTB Bank PJSC GDR	9,086,137	18,991
	Bashneft PJSC	340,785	17,868
	PhosAgro PJSC GDR	1,284,168	15,923
	Sistema PJSC FC GDR	2,018,772	15,080
	Inter RAO UES PJSC	266,733,670	14,310
	MegaFon PJSC GDR	1,492,678	14,216

55

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Aeroflot PJSC	6,789,524	13,910
	Surgutneftegas OJSC	32,516,249	13,858
	Magnitogorsk Iron & Steel OJSC	23,953,284	12,035
	Federal Grid Co. Unified Energy System JSC	4,093,494,717	11,048
*	Uralkali PJSC	4,137,243	10,823
	E.ON Russia JSC	230,721,198	10,612
^	LSR Group PJSC GDR	2,987,742	8,446
	Bashneft PAO Preference Shares	300,228	7,009
	Rosseti PJSC	450,217,605	6,934
	Tatneft PAO Preference Shares	2,069,850	6,631
	Acron JSC	117,629	5,568
*	Mechel PJSC	1,634,230	3,833
	TMK PJSC GDR	731,402	3,089
	M.Video PJSC	332,264	1,780
*	DIXY Group PJSC	245,032	1,250
*	Raspadskaya OAO	1,001,239	1,092
	Mobile TeleSystems PJSC	278,073	981
	Mosenergo OAO	28,759,534	777
*	Sollers PJSC	76,039	611
	OGK-2 PJSC	97,144,880	561
	Novolipetsk Steel PJSC	180,757	293
			2,398,516
Singapore (0.0%)
*,^	Blue Sky Power Holdings Ltd.	58,408,000	4,882

South Africa (7.8%)
	Naspers Ltd.	6,441,259	1,078,784
	Sasol Ltd.	8,256,486	228,003
	MTN Group Ltd.	26,228,732	226,546
*	Steinhoff International Holdings NV (XJSE)	37,181,472	200,582
	Standard Bank Group Ltd.	18,067,927	191,796
	FirstRand Ltd.	45,503,002	163,163
	Remgro Ltd.	8,151,601	135,335
	Sanlam Ltd.	26,759,445	129,615
	Aspen Pharmacare Holdings Ltd.	5,376,263	117,120
	Shoprite Holdings Ltd.	6,614,905	97,619
	Bid Corp. Ltd.	4,898,822	86,026
	Woolworths Holdings Ltd.	14,428,766	83,565
*	AngloGold Ashanti Ltd.	6,102,884	83,095
	Growthpoint Properties Ltd.	41,541,195	77,464
	Tiger Brands Ltd.	2,590,113	73,757
	Barclays Africa Group Ltd.	6,346,243	73,645
	Vodacom Group Ltd.	6,772,889	73,072
	Bidvest Group Ltd.	5,156,418	64,064
	Netcare Ltd.	24,074,517	61,825
	Redefine Properties Ltd.	70,268,344	60,128
^	Nedbank Group Ltd.	3,130,096	51,237
	Gold Fields Ltd.	12,309,761	50,769
	RMB Holdings Ltd.	10,783,132	47,500
*	Sappi Ltd.	8,455,861	47,051
	Life Healthcare Group Holdings Ltd.	17,174,621	45,884
	Discovery Ltd.	5,227,919	44,688
	Capitec Bank Holdings Ltd.	856,389	43,473
	Mr Price Group Ltd.	3,563,312	40,595
	SPAR Group Ltd.	2,846,780	40,361
	Mondi Ltd.	1,935,463	37,806
	Clicks Group Ltd.	4,037,145	37,661
^	Truworths International Ltd.	7,043,662	37,371
*	Impala Platinum Holdings Ltd.	9,136,822	36,919
	AVI Ltd.	5,160,156	36,247
	Hyprop Investments Ltd.	4,034,130	35,795
	New Europe Property Investments plc	2,903,616	35,786
	Resilient REIT Ltd.	4,214,471	34,865
	Brait SE	5,217,717	34,630

56

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
	Imperial Holdings Ltd.	2,738,634	34,591
	Foschini Group Ltd.	3,243,230	33,339
	Sibanye Gold Ltd.	11,005,589	30,615
	MMI Holdings Ltd.	16,770,117	28,092
	Pioneer Foods Group Ltd.	2,193,643	26,428
^	Pick n Pay Stores Ltd.	5,336,671	26,147
	Investec Ltd.	4,160,872	25,626
	PSG Group Ltd.	1,574,770	24,579
	Coronation Fund Managers Ltd.	4,396,326	23,662
	Telkom SA SOC Ltd.	5,063,148	23,339
*	EOH Holdings Ltd.	1,859,752	22,063
	Barloworld Ltd.	3,330,701	21,514
*	Anglo American Platinum Ltd.	908,242	21,474
	Fortress Income Fund Ltd. Class B	8,840,736	21,007
*	Northam Platinum Ltd.	5,709,780	20,803
	Harmony Gold Mining Co. Ltd.	5,691,907	17,670
	Tongaat Hulett Ltd.	1,926,809	17,413
	JSE Ltd.	1,436,910	16,740
	Exxaro Resources Ltd.	2,119,230	15,620
	Massmart Holdings Ltd.	1,773,281	15,350
	Liberty Holdings Ltd.	1,717,807	14,790
	AECI Ltd.	1,957,126	14,782
	Nampak Ltd.	9,764,582	13,618
	Omnia Holdings Ltd.	1,111,488	13,461
	Tsogo Sun Holdings Ltd.	5,859,996	13,324
*	Attacq Ltd.	10,255,689	13,042
	Fortress Income Fund Ltd. Class A	10,457,608	12,652
	Reunert Ltd.	2,703,596	12,355
	Wilson Bayly Holmes-Ovcon Ltd.	1,044,668	11,776
	African Rainbow Minerals Ltd.	1,593,367	11,544
	Santam Ltd.	616,112	11,061
	DataTec Ltd.	3,324,762	11,057
*	Super Group Ltd.	3,670,144	10,832
	Sun International Ltd.	1,639,242	10,125
	Famous Brands Ltd.	854,446	9,984
	Distell Group Ltd.	786,132	9,650
*,^	Kumba Iron Ore Ltd.	914,528	9,313
	KAP Industrial Holdings Ltd.	15,782,593	9,072
	Vukile Property Fund Ltd.	6,123,117	8,350
	PPC Ltd.	20,183,650	8,241
	SA Corporate Real Estate Fund Nominees Pty Ltd.	20,051,131	8,199
	Assore Ltd.	559,737	7,546
	Blue Label Telecoms Ltd.	4,740,137	7,167
	Grindrod Ltd.	8,096,205	6,670
	Cashbuild Ltd.	217,262	6,335
	Alexander Forbes Group Holdings Ltd.	13,214,889	6,000
	Steinhoff International Holdings NV (XETR)	1,075,902	5,732
	Murray & Roberts Holdings Ltd.	7,628,400	5,238
	Mpact Ltd.	2,068,640	5,061
	Zeder Investments Ltd.	9,578,820	4,737
*	Ascendis Health Ltd.	2,246,717	4,527
	Emira Property Fund Ltd.	4,335,924	4,486
	Astral Foods Ltd.	491,579	4,458
*	ArcelorMittal South Africa Ltd.	5,192,748	4,446
*	Curro Holdings Ltd.	987,922	3,635
	Peregrine Holdings Ltd.	1,858,639	3,584
	Oceana Group Ltd.	413,917	3,525
	Adcock Ingram Holdings Ltd.	1,006,734	3,494
	Advtech Ltd.	2,667,199	3,446
*	Royal Bafokeng Platinum Ltd.	1,124,719	3,432
	Metair Investments Ltd.	2,270,826	3,200
	Raubex Group Ltd.	1,582,762	2,950
*	Consolidated Infrastructure Group Ltd.	1,530,158	2,661
*	Aveng Ltd.	4,804,954	2,519

57

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
City Lodge Hotels Ltd.	230,233	2,497
Trencor Ltd.	1,170,312	2,489
DRDGOLD Ltd.	4,552,954	2,309
^ Lewis Group Ltd.	776,037	2,300
Group Five Ltd.	881,090	1,511
* Pinnacle Holdings Ltd.	995,391	1,322
Invicta Holdings Ltd.	309,248	1,274
Delta Property Fund Ltd.	2,139,935	1,217
Rebosis Property Fund Ltd.	1,404,264	1,191
Adcorp Holdings Ltd.	1,089,842	1,096
Hudaco Industries Ltd.	96,998	786
Clover Industries Ltd.	491,093	634
Merafe Resources Ltd.	3,628,696	341
* Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	17
* African Bank Investments Ltd.	23,997,414	—
		4,870,975
Taiwan (15.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	237,443,845	1,424,985
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,605,789	765,240
Hon Hai Precision Industry Co. Ltd.	225,418,779	608,893
Formosa Plastics Corp.	77,331,616	208,977
Formosa Chemicals & Fibre Corp.	68,355,830	202,949
Nan Ya Plastics Corp.	90,671,253	188,299
Delta Electronics Inc.	33,733,767	177,594
Largan Precision Co. Ltd.	1,499,135	176,861
MediaTek Inc.	22,341,143	169,344
Cathay Financial Holding Co. Ltd.	126,855,966	164,174
Fubon Financial Holding Co. Ltd.	114,859,336	162,515
CTBC Financial Holding Co. Ltd.	287,790,395	154,772
Uni-President Enterprises Corp.	75,281,698	145,448
China Steel Corp.	195,172,385	140,967
Mega Financial Holding Co. Ltd.	170,861,636	116,816
Chunghwa Telecom Co. Ltd.	32,708,913	112,001
Asustek Computer Inc.	11,341,958	99,291
Taiwan Mobile Co. Ltd.	26,933,796	94,237
Chunghwa Telecom Co. Ltd. ADR	2,712,993	92,649
Catcher Technology Co. Ltd.	11,389,259	89,155
Quanta Computer Inc.	43,293,165	87,581
First Financial Holding Co. Ltd.	162,378,813	85,059
Pegatron Corp.	30,877,897	83,147
Hotai Motor Co. Ltd.	6,894,000	80,081
E.Sun Financial Holding Co. Ltd.	139,125,815	79,010
Advanced Semiconductor Engineering Inc.	66,075,717	77,638
Formosa Petrochemical Corp.	22,234,894	74,240
Hua Nan Financial Holdings Co. Ltd.	136,896,688	69,517
President Chain Store Corp.	9,090,647	67,922
Yuanta Financial Holding Co. Ltd.	177,060,634	66,089
Taiwan Cooperative Financial Holding Co. Ltd.	149,333,078	65,449
Far EasTone Telecommunications Co. Ltd.	27,092,343	64,022
Taiwan Cement Corp.	52,146,877	62,460
Cheng Shin Rubber Industry Co. Ltd.	30,366,883	61,784
China Development Financial Holding Corp.	238,878,649	59,775
Pou Chen Corp.	43,864,531	59,185
Taishin Financial Holding Co. Ltd.	154,309,694	56,412
Foxconn Technology Co. Ltd.	18,473,849	53,552
Far Eastern New Century Corp.	68,865,322	53,284
Lite-On Technology Corp.	36,227,288	51,935
SinoPac Financial Holdings Co. Ltd.	170,694,098	49,197
Innolux Corp.	145,453,575	48,964
Advantech Co. Ltd.	5,882,619	47,808
Chang Hwa Commercial Bank Ltd.	90,200,111	46,088
China Life Insurance Co. Ltd. (XTAI)	48,845,720	45,024
Compal Electronics Inc.	71,496,629	42,513
Inventec Corp.	50,572,489	39,483

58

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
^ United Microelectronics Corp. ADR	20,674,888	39,282
Hermes Microvision Inc.	842,369	37,134
Advanced Semiconductor Engineering Inc. ADR	6,259,619	36,619
United Microelectronics Corp.	98,295,970	36,586
* Inotera Memories Inc.	38,932,000	36,408
Giant Manufacturing Co. Ltd.	5,057,721	35,775
Asia Cement Corp.	40,802,529	35,573
Novatek Microelectronics Corp.	9,473,817	35,472
AU Optronics Corp.	92,924,669	35,295
Eclat Textile Co. Ltd.	2,995,950	33,947
* HTC Corp.	11,417,225	33,349
Wistron Corp.	43,650,878	32,891
Siliconware Precision Industries Co. Ltd.	21,475,906	32,483
Vanguard International Semiconductor Corp.	15,264,000	31,076
* Shin Kong Financial Holding Co. Ltd.	131,707,583	28,545
Teco Electric and Machinery Co. Ltd.	32,103,000	28,461
Micro-Star International Co. Ltd.	9,860,000	28,365
Powertech Technology Inc.	9,668,000	27,585
Realtek Semiconductor Corp.	7,940,241	26,895
Synnex Technology International Corp.	23,915,907	25,481
Chicony Electronics Co. Ltd.	9,900,199	25,295
Feng TAY Enterprise Co. Ltd.	5,743,390	23,956
Siliconware Precision Industries Co. Ltd. ADR	3,071,933	23,009
Acer Inc.	50,140,632	22,976
Nien Made Enterprise Co. Ltd.	1,923,000	22,274
Walsin Lihwa Corp.	63,196,770	22,109
Chailease Holding Co. Ltd.	12,212,000	21,081
WPG Holdings Ltd.	17,206,000	20,141
Taiwan Business Bank	78,163,215	19,743
AU Optronics Corp. ADR	5,117,492	19,344
Highwealth Construction Corp.	12,325,000	18,253
Taiwan Fertilizer Co. Ltd.	13,279,100	17,764
Formosa Taffeta Co. Ltd.	18,757,868	17,090
Eternal Materials Co. Ltd.	15,330,232	16,158
Airtac International Group	2,017,000	16,039
Merida Industry Co. Ltd.	3,418,000	15,751
Phison Electronics Corp.	2,224,000	15,743
Win Semiconductors Corp.	5,641,292	15,667
Eva Airways Corp.	32,541,854	15,666
* Ruentex Development Co. Ltd.	13,538,000	15,624
* TaiMed Biologics Inc.	2,469,000	15,503
Ruentex Industries Ltd.	9,534,000	15,348
Tong Yang Industry Co. Ltd.	6,509,000	15,146
Poya International Co. Ltd.	1,038,320	15,094
Tripod Technology Corp.	6,182,000	14,635
Transcend Information Inc.	5,175,981	14,295
St. Shine Optical Co. Ltd.	678,000	14,249
Taiwan Secom Co. Ltd.	4,729,805	13,559
Tung Thih Electronic Co. Ltd.	874,000	12,752
Hiwin Technologies Corp.	2,882,580	12,708
Yulon Motor Co. Ltd.	14,477,584	12,668
China Airlines Ltd.	41,314,050	12,499
LCY Chemical Corp.	10,153,000	12,387
Nanya Technology Corp.	9,530,246	12,354
Winbond Electronics Corp.	38,069,000	11,953
King Yuan Electronics Co. Ltd.	13,561,000	11,928
PChome Online Inc.	1,081,134	11,739
Zhen Ding Technology Holding Ltd.	5,152,000	11,720
Chroma ATE Inc.	4,615,000	11,698
Simplo Technology Co. Ltd.	3,688,000	11,375
Kenda Rubber Industrial Co. Ltd.	7,442,571	11,369
Yageo Corp.	5,610,387	11,291
Accton Technology Corp.	7,067,000	11,285
CTCI Corp.	7,678,000	11,267

59

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Taiwan Glass Industry Corp.	26,836,818	11,211
Feng Hsin Steel Co. Ltd.	8,311,310	11,015
Silergy Corp.	752,000	10,956
Standard Foods Corp.	4,415,580	10,912
* Epistar Corp.	15,971,732	10,844
Capital Securities Corp.	43,349,422	10,837
* Evergreen Marine Corp. Taiwan Ltd.	28,819,358	10,763
Chipbond Technology Corp.	7,746,000	10,693
eMemory Technology Inc.	992,000	10,509
Hota Industrial Manufacturing Co. Ltd.	2,507,000	10,477
Far Eastern International Bank	36,423,522	10,358
King Slide Works Co. Ltd.	842,000	10,313
Taiwan Paiho Ltd.	3,028,000	10,293
China Motor Corp.	12,467,000	9,763
Parade Technologies Ltd.	866,000	9,744
Chin-Poon Industrial Co. Ltd.	4,908,000	9,399
Unimicron Technology Corp.	22,457,754	9,275
E Ink Holdings Inc.	10,931,000	9,265
Radiant Opto-Electronics Corp.	5,388,291	9,084
King's Town Bank Co. Ltd.	11,002,000	8,999
TSRC Corp.	8,623,000	8,899
Walsin Technology Corp.	7,329,300	8,889
Land Mark Optoelectronics Corp.	990,900	8,881
Everlight Electronics Co. Ltd.	5,758,000	8,685
Grape King Bio Ltd.	1,029,000	8,640
Makalot Industrial Co. Ltd.	2,193,987	8,635
Wistron NeWeb Corp.	3,078,350	8,566
* HannStar Display Corp.	34,192,000	8,558
Merry Electronics Co. Ltd.	2,182,000	8,413
Cheng Uei Precision Industry Co. Ltd.	6,874,473	8,412
Voltronic Power Technology Corp.	558,355	8,372
Elite Material Co. Ltd.	3,005,000	8,366
Ennoconn Corp.	522,085	8,273
Kinsus Interconnect Technology Corp.	3,459,000	7,982
WT Microelectronics Co. Ltd.	5,509,050	7,802
Oriental Union Chemical Corp.	12,479,000	7,791
Gigabyte Technology Co. Ltd.	5,895,000	7,747
FLEXium Interconnect Inc.	2,686,278	7,639
Qisda Corp.	17,862,000	7,515
TTY Biopharm Co. Ltd.	1,994,000	7,498
Gourmet Master Co. Ltd.	834,500	7,489
* TPK Holding Co. Ltd.	4,694,667	7,484
* Tatung Co. Ltd.	28,344,000	7,451
Nan Kang Rubber Tire Co. Ltd.	8,078,000	7,447
* Chunghwa Precision Test Tech Co. Ltd.	217,000	7,212
AmTRAN Technology Co. Ltd.	9,088,000	7,198
YFY Inc.	23,890,000	7,035
Sino-American Silicon Products Inc.	6,413,000	6,894
* China Petrochemical Development Corp.	23,899,000	6,824
Clevo Co.	7,433,000	6,802
Wan Hai Lines Ltd.	13,807,450	6,794
Cub Elecparts Inc.	737,270	6,763
* Asia Pacific Telecom Co. Ltd.	20,446,000	6,564
Taichung Commercial Bank Co. Ltd.	22,356,485	6,365
Mitac Holdings Corp.	6,710,691	6,351
Great Wall Enterprise Co. Ltd.	6,933,000	6,308
Cathay Real Estate Development Co. Ltd.	12,278,700	6,294
Tong Hsing Electronic Industries Ltd.	1,812,000	6,248
Kinpo Electronics	16,414,000	6,153
ITEQ Corp.	5,657,000	6,122
Ardentec Corp.	8,178,317	6,091
Sinbon Electronics Co. Ltd.	2,707,315	6,086
Topco Scientific Co. Ltd.	2,303,300	5,907
* Center Laboratories Inc.	2,827,568	5,808

60

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Egis Technology Inc.	801,000	5,801
China Bills Finance Corp.	14,469,000	5,799
U-Ming Marine Transport Corp.	8,276,356	5,731
Greatek Electronics Inc.	4,539,000	5,730
* Yang Ming Marine Transport Corp.	25,629,195	5,687
Sanyang Motor Co. Ltd.	8,864,000	5,674
* Macronix International	40,742,541	5,634
Ginko International Co. Ltd.	602,000	5,613
President Securities Corp.	16,063,953	5,588
Getac Technology Corp.	4,253,000	5,524
Depo Auto Parts Ind Co. Ltd.	1,748,000	5,460
Coretronic Corp.	5,227,400	5,409
Compeq Manufacturing Co. Ltd.	10,044,000	5,290
Primax Electronics Ltd.	3,343,000	5,287
Elan Microelectronics Corp.	4,670,000	5,282
Ton Yi Industrial Corp.	12,278,000	5,268
Grand Pacific Petrochemical	9,430,000	5,257
Yungtay Engineering Co. Ltd.	3,727,000	5,254
Flytech Technology Co. Ltd.	1,588,000	5,229
OptoTech Corp.	12,024,000	5,065
Huaku Development Co. Ltd.	2,832,000	4,985
Sercomm Corp.	2,100,000	4,933
* Yieh Phui Enterprise Co. Ltd.	12,767,000	4,932
TA Chen Stainless Pipe	9,358,860	4,920
* Orient Semiconductor Electronics Ltd.	13,438,000	4,849
Pihsiang Machinery Manufacturing Co. Ltd.	2,056,000	4,820
Sigurd Microelectronics Corp.	6,451,000	4,817
Li Cheng Enterprise Co. Ltd.	1,241,920	4,814
PharmaEngine Inc.	701,764	4,782
Far Eastern Department Stores Ltd.	8,983,000	4,761
Waterland Financial Holdings Co. Ltd.	18,701,166	4,735
Long Chen Paper Co. Ltd.	9,891,523	4,695
Shin Zu Shing Co. Ltd.	1,559,000	4,694
Pan-International Industrial Corp.	5,099,000	4,678
* Neo Solar Power Corp.	9,116,242	4,656
China General Plastics Corp.	5,816,160	4,649
Tung Ho Steel Enterprise Corp.	7,269,000	4,634
Lien Hwa Industrial Corp.	6,739,874	4,567
* Pharmally International Holding Co. Ltd.	303,000	4,566
Namchow Chemical Industrial Co. Ltd.	2,118,000	4,510
China Steel Chemical Corp.	1,307,000	4,486
General Interface Solution Holding Ltd.	1,663,000	4,431
Taiwan PCB Techvest Co. Ltd.	4,534,000	4,426
TXC Corp.	3,168,000	4,419
Yeong Guan Energy Technology Group Co. Ltd.	1,123,000	4,412
Posiflex Technology Inc.	746,799	4,395
* Iron Force Industrial Co. Ltd.	717,000	4,367
A-DATA Technology Co. Ltd.	2,805,000	4,358
Holtek Semiconductor Inc.	2,742,000	4,329
FocalTech Systems Co. Ltd.	3,945,000	4,267
IEI Integration Corp.	2,850,000	4,240
Hu Lane Associate Inc.	961,000	4,235
* Ritek Corp.	24,366,586	4,203
* Mercuries Life Insurance Co. Ltd.	8,664,745	4,168
Chaun-Choung Technology Corp.	945,000	4,166
Casetek Holdings Ltd.	1,291,000	4,144
Taiwan Hon Chuan Enterprise Co. Ltd.	2,526,000	4,140
Farglory Land Development Co. Ltd.	3,593,000	4,130
Cleanaway Co. Ltd.	776,000	4,126
* Gintech Energy Corp.	5,733,000	4,093
Elite Advanced Laser Corp.	1,125,600	4,093
Advanced Ceramic X Corp.	509,000	4,070
Aten International Co. Ltd.	1,620,000	4,064
YungShin Global Holding Corp.	2,723,000	4,047

61

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
USI Corp.	8,301,000	4,044
Lung Yen Life Service Corp.	2,366,000	4,027
Taiwan Shin Kong Security Co. Ltd.	3,151,000	3,976
Taiwan Acceptance Corp.	1,707,000	3,923
Sitronix Technology Corp.	1,056,000	3,908
Tainan Spinning Co. Ltd.	10,168,000	3,900
Firich Enterprises Co. Ltd.	1,839,210	3,803
Taiwan Semiconductor Co. Ltd.	3,364,000	3,771
Zeng Hsing Industrial Co. Ltd.	777,000	3,750
Sampo Corp.	6,018,000	3,743
Taiwan Land Development Corp.	11,881,201	3,710
Taiwan TEA Corp.	8,437,000	3,676
United Integrated Services Co. Ltd.	2,439,000	3,653
* CMC Magnetics Corp.	30,868,000	3,632
AcBel Polytech Inc.	4,909,000	3,631
Formosa International Hotels Corp.	647,000	3,628
Wah Lee Industrial Corp.	2,518,000	3,591
Test Research Inc.	2,827,000	3,579
Taiwan Surface Mounting Technology Corp.	4,263,000	3,550
* Motech Industries Inc.	3,644,000	3,515
Taiwan FamilyMart Co. Ltd.	497,000	3,511
Cheng Loong Corp.	9,612,000	3,484
ScinoPharm Taiwan Ltd.	2,732,400	3,472
International Games System Co. Ltd.	617,000	3,465
Taiwan Styrene Monomer	6,543,000	3,454
Basso Industry Corp.	1,277,000	3,434
Pan Jit International Inc.	7,277,000	3,425
Globalwafers Co. Ltd.	1,376,000	3,391
Chong Hong Construction Co. Ltd.	2,030,000	3,333
Pixart Imaging Inc.	1,539,000	3,331
Prince Housing & Development Corp.	10,472,000	3,316
Lextar Electronics Corp.	7,921,000	3,281
Elite Semiconductor Memory Technology Inc.	3,063,000	3,263
Sunplus Technology Co. Ltd.	9,365,000	3,215
China Synthetic Rubber Corp.	4,095,000	3,214
Rechi Precision Co. Ltd.	2,803,000	3,196
YC INOX Co. Ltd.	4,400,200	3,195
CyberTAN Technology Inc.	5,333,000	3,189
Bizlink Holding Inc.	629,191	3,185
Everlight Chemical Industrial Corp.	5,019,200	3,175
Adlink Technology Inc.	1,630,790	3,154
Nan Ya Printed Circuit Board Corp.	4,144,521	3,130
ITE Technology Inc.	3,336,000	3,091
Career Technology MFG. Co. Ltd.	4,794,000	3,057
* Microbio Co. Ltd.	4,124,000	3,052
Mercuries & Associates Holding Ltd.	4,874,800	2,995
Syncmold Enterprise Corp.	1,791,000	2,993
Xxentria Technology Materials Corp.	1,140,000	2,985
TYC Brother Industrial Co. Ltd.	2,895,000	2,983
China Man-Made Fiber Corp.	12,238,050	2,960
Shinkong Synthetic Fibers Corp.	11,091,000	2,955
* Taigen Biopharmaceuticals Holdings Ltd.	3,076,820	2,927
Sporton International Inc.	604,313	2,887
Test Rite International Co. Ltd.	4,674,000	2,879
Gloria Material Technology Corp.	5,351,640	2,864
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,105,000	2,863
Unitech Printed Circuit Board Corp.	9,089,000	2,855
Systex Corp.	1,694,000	2,848
BES Engineering Corp.	16,353,000	2,784
San Shing Fastech Corp.	1,590,000	2,774
Hung Poo Real Estate Development Corp.	3,326,000	2,735
Lite-On Semiconductor Corp.	3,846,000	2,700
Visual Photonics Epitaxy Co. Ltd.	2,005,500	2,684
* Asia Optical Co. Inc.	2,905,000	2,680

62

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Medigen Biotechnology Corp.	1,206,000	2,674
Long Bon International Co. Ltd.	5,163,000	2,666
Brogent Technologies Inc.	386,000	2,659
Wowprime Corp.	725,000	2,652
Darwin Precisions Corp.	6,784,000	2,624
Yulon Nissan Motor Co. Ltd.	416,188	2,621
Lingsen Precision Industries Ltd.	7,333,000	2,587
Hung Sheng Construction Ltd.	4,785,000	2,581
Soft-World International Corp.	1,286,000	2,577
Universal Cement Corp.	3,308,700	2,570
* Gigastorage Corp.	3,580,000	2,570
Taiflex Scientific Co. Ltd.	2,698,920	2,563
Goldsun Building Materials Co. Ltd.	11,099,000	2,560
Chlitina Holding Ltd.	583,000	2,552
Toung Loong Textile Manufacturing	930,000	2,547
Dynapack International Technology Corp.	1,939,000	2,537
* Etron Technology Inc.	6,578,000	2,525
Faraday Technology Corp.	2,536,000	2,523
* Unity Opto Technology Co. Ltd.	5,295,000	2,514
Darfon Electronics Corp.	4,273,000	2,502
* Sunny Friend Environmental Technology Co. Ltd.	698,000	2,496
Advanced Wireless Semiconductor Co.	1,586,000	2,471
Global Unichip Corp.	966,000	2,461
China Metal Products	2,497,000	2,460
Jih Sun Financial Holdings Co. Ltd.	11,724,647	2,443
D-Link Corp.	7,598,000	2,438
Lealea Enterprise Co. Ltd.	9,464,000	2,421
Nan Liu Enterprise Co. Ltd.	563,000	2,387
UPC Technology Corp.	6,777,000	2,379
Gigasolar Materials Corp.	188,000	2,369
* Wei Chuan Foods Corp.	4,174,000	2,366
* Unizyx Holding Corp.	5,295,000	2,361
MIN AIK Technology Co. Ltd.	2,008,000	2,357
Taiyen Biotech Co. Ltd.	2,457,000	2,346
Sunrex Technology Corp.	3,865,363	2,321
Gemtek Technology Corp.	3,989,000	2,296
Kinik Co.	1,381,000	2,281
Tyntek Corp.	5,985,000	2,270
Formosan Rubber Group Inc.	4,864,704	2,263
KEE TAI Properties Co. Ltd.	7,078,000	2,263
* Solartech Energy Corp.	4,499,000	2,254
Global Mixed Mode Technology Inc.	1,014,000	2,242
Vivotek Inc.	902,518	2,228
* Radium Life Tech Co. Ltd.	7,847,000	2,225
Federal Corp.	5,135,040	2,197
Taiwan Cogeneration Corp.	3,013,000	2,195
* Ho Tung Chemical Corp.	8,945,550	2,195
Jess-Link Products Co. Ltd.	2,649,000	2,193
Kindom Construction Corp.	4,431,000	2,182
Sonix Technology Co. Ltd.	2,123,000	2,172
Quanta Storage Inc.	2,255,000	2,150
WUS Printed Circuit Co. Ltd.	3,816,000	2,126
* Gold Circuit Electronics Ltd.	6,265,000	2,111
Hsin Kuang Steel Co. Ltd.	3,541,000	2,093
* HannsTouch Solution Inc.	8,494,000	2,083
Senao International Co. Ltd.	1,290,000	2,042
Green Seal Holding Ltd.	384,000	2,037
Asia Vital Components Co. Ltd.	2,703,000	2,023
* Wafer Works Corp.	7,227,647	1,997
Wisdom Marine Lines Co. Ltd.	2,202,725	1,994
Asia Polymer Corp.	3,414,740	1,975
CHC Healthcare Group	1,412,899	1,958
Globe Union Industrial Corp.	3,939,000	1,939
Huang Hsiang Construction Corp.	1,545,000	1,888

63

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Ichia Technologies Inc.	4,266,000	1,888
* Swancor Holding Co. Ltd.	796,000	1,882
Masterlink Securities Corp.	7,376,670	1,873
Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,865
Weltrend Semiconductor	2,617,000	1,862
Alpha Networks Inc.	3,138,000	1,805
* Shining Building Business Co. Ltd.	5,676,000	1,794
Kuoyang Construction Co. Ltd.	4,558,000	1,791
* Global Brands Manufacture Ltd.	5,173,000	1,786
Ability Enterprise Co. Ltd.	3,587,491	1,760
Jentech Precision Industrial Co. Ltd.	1,093,000	1,708
Zinwell Corp.	1,493,000	1,700
China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,696
Cyberlink Corp.	852,000	1,694
* AGV Products Corp.	7,062,369	1,683
* E-Ton Solar Tech Co. Ltd.	5,429,000	1,680
* TWi Pharmaceuticals Inc.	514,000	1,666
Tsann Kuen Enterprise Co. Ltd.	1,773,000	1,648
Continental Holdings Corp.	5,021,000	1,637
* Green Energy Technology Inc.	2,940,000	1,612
* Silicon Integrated Systems Corp.	8,164,000	1,609
GeoVision Inc.	1,068,079	1,606
* Lotus Pharmaceutical Co. Ltd.	862,000	1,563
* ALI Corp.	2,977,000	1,563
ACES Electronic Co. Ltd.	2,045,000	1,561
Sinyi Realty Inc.	1,703,000	1,558
Sheng Yu Steel Co. Ltd.	1,687,000	1,548
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	626,000	1,541
* Li Peng Enterprise Co. Ltd.	6,786,000	1,525
Rich Development Co. Ltd.	5,537,000	1,525
L&K Engineering Co. Ltd.	1,906,000	1,491
Chimei Materials Technology Corp.	3,740,000	1,469
Infortrend Technology Inc.	2,953,000	1,458
FSP Technology Inc.	1,896,120	1,448
* Eastern Media International Corp.	6,024,000	1,431
CSBC Corp. Taiwan	3,374,000	1,399
Elitegroup Computer Systems Co. Ltd.	3,216,000	1,375
Holy Stone Enterprise Co. Ltd.	1,347,000	1,358
* G Tech Optoelectronics Corp.	2,016,481	1,322
Evergreen International Storage & Transport Corp.	3,228,000	1,308
Nien Hsing Textile Co. Ltd.	1,625,000	1,216
Chun Yuan Steel	3,524,000	1,205
ENG Electric Co. Ltd.	2,203,560	1,164
Johnson Health Tech Co. Ltd.	787,000	1,143
Sincere Navigation Corp.	2,046,000	1,143
Chung Hwa Pulp Corp.	4,020,000	1,140
Topkey Corp.	367,000	1,140
* Taiwan Liposome Co. Ltd.	271,000	1,110
* Genius Electronic Optical Co. Ltd.	691,000	1,102
Concord Securities Co. Ltd.	5,500,000	1,080
Ambassador Hotel	1,375,000	1,076
Altek Corp.	1,504,000	1,075
* China Electric Manufacturing Corp.	4,502,000	1,060
Lotes Co. Ltd.	397,000	1,009
Bank of Kaohsiung Co. Ltd.	3,595,284	1,007
Young Optics Inc.	1,091,000	922
* Genesis Photonics Inc.	6,093,000	885
* King's Town Construction Co. Ltd.	1,429,000	860
Kuo Toong International Co. Ltd.	1,573,950	859
Microlife Corp.	351,000	807
* LES Enphants Co. Ltd.	2,016,000	798
* Phihong Technology Co. Ltd.	2,490,000	779
* Dynamic Electronics Co. Ltd.	2,613,000	772
* Shih Wei Navigation Co. Ltd.	2,581,000	733

64

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Ta Ya Electric Wire & Cable	4,319,000	717
Taiwan Fire & Marine Insurance Co. Ltd.	1,186,000	695
Chinese Maritime Transport Ltd.	755,370	578
* Solar Applied Materials Technology Co.	1,855,000	514
Taiwan Mask Corp.	1,774,000	470
* Champion Building Materials Co. Ltd.	1,863,000	410
Great China Metal Industry	543,000	399
Chia Hsin Cement Corp.	1,405,000	397
Silitech Technology Corp.	801,000	397
XPEC Entertainment Inc.	988,965	366
Advanced International Multitech Co. Ltd.	561,000	357
KYE Systems Corp.	1,175,838	335
Taiwan Sanyo Electric Co. Ltd.	221,000	171
* Chung Hung Steel Corp.	126,000	29
		9,613,998
Thailand (3.9%)
* PTT PCL	14,347,200	141,267
* CP ALL PCL (Local)	76,796,341	133,124
^ Siam Cement PCL NVDR	7,876,300	112,471
* Siam Commercial Bank PCL (Local)	26,192,909	107,243
* Bangkok Dusit Medical Services PCL	126,633,600	82,482
* Advanced Info Service PCL (Local)	18,791,993	82,365
* Airports of Thailand PCL	7,058,144	76,788
PTT PCL (Foreign)	7,072,642	69,639
Siam Cement PCL (Foreign)	4,610,017	66,357
* Kasikornbank PCL	12,218,600	59,976
* Central Pattana PCL	35,100,228	55,776
* PTT Exploration and Production PCL (Local)	22,367,406	52,920
* Minor International PCL	48,019,530	52,756
^ Kasikornbank PCL NVDR	10,035,900	49,262
^ Intouch Holdings PCL NVDR	26,127,250	39,577
^ Kasikornbank PCL (Foreign)	7,715,687	37,873
^ Siam Commercial Bank PCL	9,000,000	36,849
* Bangkok Bank PCL (Local)	7,923,343	36,087
* Charoen Pokphand Foods PCL	38,403,200	34,537
* Bumrungrad Hospital PCL	5,983,401	31,258
PTT Global Chemical PCL (Foreign)	18,259,607	31,188
Krung Thai Bank PCL (Foreign)	61,198,451	30,056
* Thai Oil PCL	14,620,200	29,208
* BTS Group Holdings PCL	102,269,000	24,987
* Banpu PCL (Local)	45,470,000	23,789
* Electricity Generating PCL	4,231,400	23,550
* Bangkok Expressway & Metro PCL	107,984,503	22,961
* TMB Bank PCL	382,769,800	22,940
* Home Product Center PCL	78,955,079	22,736
* Thai Union Group PCL	36,158,600	22,407
^ Land & Houses PCL NVDR	83,881,780	21,987
Charoen Pokphand Foods PCL (Foreign)	22,500,100	20,235
^ IRPC PCL (Foreign)	146,911,760	20,053
* KCE Electronics PCL	6,199,100	19,843
* Delta Electronics Thailand PCL	8,637,400	19,345
* Digital Telecommunications Infrastructure Fund	44,800,600	19,199
* True Corp. PCL	95,406,577	18,382
* PTT Global Chemical PCL	10,659,100	18,206
* OBI Pharma Inc.	1,732,000	18,100
* BTS Rail Mass Transit Growth Infrastructure Fund	43,912,900	15,304
* Kiatnakin Bank PCL	8,896,700	14,858
* Thanachart Capital PCL	12,920,400	14,558
^ Berli Jucker PCL (Foreign)	9,440,887	14,230
^ Indorama Ventures PCL (Foreign)	16,907,864	14,105
Jasmine International PCL	59,170,400	14,100
Glow Energy PCL (Foreign)	6,332,855	13,908
* Jasmine Broadband Internet Infrastructure Fund	39,901,300	13,792
^ Ratchaburi Electricity Generating Holding PCL	9,557,300	13,656

65

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

			Market
			Value
		Shares	($000)
*	Bangchak Petroleum PCL	14,950,100	12,912
^	True Corp. PCL (Foreign)	66,381,242	12,789
*	Thai Airways International PCL	15,708,800	12,551
*	CH Karnchang PCL	14,305,900	12,047
*	Group Lease PCL	9,173,179	12,041
*	Robinson Department Store PCL	7,086,100	11,711
*	Central Plaza Hotel PCL	10,799,200	11,699
*	Sino-Thai Engineering & Construction PCL	15,923,200	11,590
	Bangkok Life Assurance PCL	8,094,600	11,497
*	Supalai PCL	15,932,200	11,103
^	Krung Thai Bank PCL NVDR	21,822,300	10,717
*	Berli Jucker PCL	7,077,700	10,662
*	Total Access Communication PCL (Local)	11,718,600	10,433
*	Siam City Cement PCL (Local)	1,223,283	10,098
*	Siam Global House PCL	21,625,995	9,515
*	Hana Microelectronics PCL	10,129,000	9,250
*	Krungthai Card PCL	2,154,800	9,229
*	Superblock PCL	189,271,400	8,592
*	Bangkok Land PCL	187,479,900	8,462
^	Banpu PCL	15,566,070	8,144
*	Srisawad Power 1979 PCL	6,956,044	7,947
*,2	Star Petroleum Refining PCL	21,960,900	7,884
*	TPI Polene PCL	125,336,000	7,865
*	AP Thailand PCL	36,970,000	7,488
*	VGI Global Media PCL	44,745,600	7,276
*	Italian-Thai Development PCL	51,169,200	7,236
*	Tisco Financial Group PCL NVDR	4,883,800	7,222
*	Carabao Group PCL	3,664,500	7,221
*	Pruksa Real Estate PCL	10,923,600	7,201
*	Major Cineplex Group PCL	8,611,600	7,120
*	Quality Houses PCL	99,468,100	7,098
*	Chularat Hospital PCL	86,973,100	7,003
*	Sansiri PCL (Local)	146,997,900	6,964
*	PTG Energy PCL	8,272,700	6,784
*	Thai Vegetable Oil PCL	7,024,800	6,721
*	Bangkok Chain Hospital PCL	17,709,100	6,671
^	BEC World PCL (Foreign)	11,334,325	6,636
*	Esso Thailand PCL	22,062,900	6,362
*	Tisco Financial Group PCL	4,272,700	6,319
*	Thaicom PCL	10,220,400	6,067
*	Gunkul Engineering PCL	42,745,660	6,057
	TTW PCL	19,738,100	5,916
*	Muangthai Leasing PCL	10,915,900	5,858
*	Thoresen Thai Agencies PCL	22,003,000	5,722
*	Vibhavadi Medical Center PCL	66,953,700	5,660
*	Bangkok Airways PCL	7,626,800	5,422
*	CK Power PCL	53,360,100	5,407
*	Amata Corp. PCL	16,196,000	5,355
*	LPN Development PCL	16,212,400	5,283
*	Indorama Ventures PCL	6,225,400	5,193
*	Unique Engineering & Construction PCL	10,317,800	5,007
*	Global Power Synergy Co. Ltd.	4,830,800	4,899
*	SPCG PCL	8,234,300	4,794
*	WHA Corp. PCL	49,274,300	4,639
*	Dynasty Ceramic PCL	35,753,300	4,556
*	TICON Industrial Connection PCL	10,273,500	4,358
*	Tipco Asphalt PCL	8,253,900	4,264
*	Samart Corp. PCL	10,190,600	4,104
*	GFPT PCL	9,078,800	3,940
*,^	Group Lease PCL NVDR	2,827,000	3,711
*	Sri Trang Agro-Industry PCL	9,290,800	3,582
*	IRPC PCL	26,076,500	3,559
*	IMPACT Growth REIT	7,823,100	3,485
*	BEC World PCL	5,752,100	3,368

66

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
* Inter Far East Energy Corp.	25,054,900	3,089
^ Thai Union Frozen Products PCL (Foreign)	4,379,800	2,714
* Univentures PCL	15,533,000	2,571
* Cal-Comp Electronics Thailand PCL	34,399,700	2,473
momo.com Inc.	380,000	2,466
* Thai Reinsurance PCL	33,312,300	2,149
* U City PCL	2,339,863,000	2,006
* Precious Shipping PCL	11,004,100	1,900
* Glow Energy PCL	837,700	1,840
Minor International PCL (Foreign)	1,575,491	1,731
Bangkok Bank PCL (Foreign)	282,900	1,288
* Krung Thai Bank PCL	2,591,100	1,273
* Maybank Kim Eng Securities Thailand PCL	1,540,800	969
* Intouch Holdings PCL	307,800	465
* Indorama Ventures PCL Warrants Exp. 08/24/2017	2,633,776	184
* Land & Houses PCL	534,600	140
* Indorama Ventures Warrants Exp. 08/24/2018	2,025,981	139
* TPI Polene PCL Rights Exp. 10/12/2016	768,093	71
BCPG PCL	133,955	52
* Siam Cement PCL	700	10
Bank of Ayudhya PCL	558	1
		2,414,087
Turkey (1.3%)
Turkiye Garanti Bankasi AS	31,075,644	84,561
Akbank TAS	30,786,800	82,390
BIM Birlesik Magazalar AS	3,436,794	56,027
KOC Holding AS	9,652,502	40,261
* Turkcell Iletisim Hizmetleri AS	12,259,053	39,529
Haci Omer Sabanci Holding AS (Bearer)	13,041,916	39,436
Tupras Turkiye Petrol Rafinerileri AS	1,831,868	37,359
Turkiye Is Bankasi	21,912,436	35,581
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,689,035	32,380
Turkiye Halk Bankasi AS	9,974,129	30,334
Eregli Demir ve Celik Fabrikalari TAS	20,884,882	28,397
Turkiye Vakiflar Bankasi TAO	17,247,356	25,564
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,219,345	19,677
Arcelik AS	2,944,133	19,451
* Yapi ve Kredi Bankasi AS	14,741,339	17,648
Turk Telekomunikasyon AS	8,992,278	16,637
Ulker Biskuvi Sanayi AS	2,665,446	16,551
* Turk Hava Yollari AO	9,077,964	15,970
Tofas Turk Otomobil Fabrikasi AS	2,073,888	15,628
Petkim Petrokimya Holding AS	10,084,985	13,703
Enka Insaat ve Sanayi AS	8,904,175	13,600
Ford Otomotiv Sanayi AS	1,252,081	12,792
Coca-Cola Icecek AS	1,116,436	12,631
TAV Havalimanlari Holding AS	2,520,817	10,364
Turkiye Sise ve Cam Fabrikalari AS	9,780,885	10,289
Aselsan Elektronik Sanayi Ve Ticaret AS	3,013,471	9,164
Turkiye Sinai Kalkinma Bankasi AS	16,460,164	7,296
Turk Traktor ve Ziraat Makineleri AS	207,913	5,399
Aygaz AS	1,402,955	4,958
* Koza Altin Isletmeleri AS	716,950	4,084
Tekfen Holding AS	1,430,040	3,628
Yazicilar Holding AS Class A	757,359	3,330
Dogus Otomotiv Servis ve Ticaret AS	990,395	3,196
* Migros Ticaret AS	524,261	3,018
Soda Sanayii AS	2,126,115	2,954
Akcansa Cimento AS	692,742	2,891
Otokar Otomotiv Ve Savunma Sanayi A.S.	78,593	2,598
* Dogan Sirketler Grubu Holding AS	9,568,011	2,469
Is Gayrimenkul Yatirim Ortakligi AS	4,609,935	2,343
Cimsa Cimento Sanayi VE Ticaret AS	462,453	2,299
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	5,005,029	2,041

67

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

		Market
		Value
	Shares	($000)
Trakya Cam Sanayii AS	2,401,094	1,979
* Pegasus Hava Tasimaciligi AS	463,032	1,956
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,267,381	1,790
* Koza Anadolu Metal Madencilik Isletmeleri AS	2,387,318	1,783
* Aksa Enerji Uretim AS Class B	1,354,867	1,231
Torunlar Gayrimenkul Yatirim Ortakligi AS	737,083	1,169
Aksa Akrilik Kimya Sanayii AS	409,272	1,153
* NET Holding AS	976,703	975
* Afyon Cimento Sanayi TAS	313,425	805
* Vestel Elektronik Sanayi ve Ticaret AS	372,155	791
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	625,122	791
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,045,405	762
* Sekerbank TAS	2,009,847	760
Gubre Fabrikalari TAS	402,761	665
* Aksigorta AS	966,287	632
* Vakif Gayrimenkul Yatirim Ortakligi AS	751,150	581
Tat Gida Sanayi AS	313,998	579
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	248,138	559
* Zorlu Enerji Elektrik Uretim AS	985,517	523
Albaraka Turk Katilim Bankasi AS	1,150,710	461
* Bagfas Bandirma Gubre Fabrikalari AS	130,234	455
Anadolu Hayat Emeklilik AS	283,018	452
Bizim Toptan Satis Magazalari AS	101,958	427
AvivaSA Emeklilik ve Hayat AS	62,550	422
* Ihlas Holding AS	3,395,589	374
Konya Cimento Sanayii AS	4,231	368
* Anadolu Cam Sanayii AS	471,162	341
Alarko Holding AS	269,472	338
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	736,815	331
Turcas Petrol AS	633,476	315
Adana Cimento Sanayii TAS Class A	146,658	295
* Akenerji Elektrik Uretim AS	914,448	284
* Asya Katilim Bankasi AS	6,317,442	—
		812,775
United Arab Emirates (1.0%)
Emirates Telecommunications Group Co. PJSC	24,042,891	123,352
Emaar Properties PJSC	55,647,770	105,374
First Gulf Bank PJSC	18,010,321	56,317
Abu Dhabi Commercial Bank PJSC	29,687,057	49,545
DP World Ltd.	2,687,229	48,214
Aldar Properties PJSC	53,109,256	38,019
Dubai Islamic Bank PJSC	21,492,261	30,618
Emaar Malls PJSC	35,172,322	24,570
* DXB Entertainments PJSC	55,751,076	23,753
Union National Bank PJSC	18,736,799	19,979
DAMAC Properties Dubai Co. PJSC	29,301,414	17,499
Air Arabia PJSC	39,937,251	14,115
* Arabtec Holding PJSC	37,027,872	13,371
Dubai Investments PJSC	21,828,914	11,914
Al Waha Capital PJSC	18,546,769	9,485
* Dana Gas PJSC	60,857,631	8,762
Dubai Financial Market PJSC	27,013,604	8,434
Amanat Holdings PJSC	20,243,279	4,819
* Deyaar Development PJSC	32,005,618	4,640
* Eshraq Properties Co. PJSC	20,648,392	4,429
* Union Properties PJSC	21,192,380	4,077
National Central Cooling Co. PJSC	8,318,553	4,063
RAK Properties PJSC	20,584,860	3,459
Aramex PJSC	2,913,203	2,805
* Drake & Scull International PJSC	16,931,558	2,090
* Amlak Finance PJSC	901,901	303

68

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2016

					Market
					Value
				Shares	($000)
	Agthia Group PJSC			86,000	140

					634,146

Total Common Stocks (Cost $61,426,171)					61,977,966

		Coupon

Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.0%)
3,4	Vanguard Market Liquidity Fund	0.718%		12,180,663	1,218,188

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.339%	11/4/16	5,000	5,000
	United States Treasury Bill	0.321%	12/1/16	10,000	9,998
6	United States Treasury Bill	0.275%–0.365%	12/8/16	31,600	31,595
6	United States Treasury Bill	0.291%–0.300%	12/22/16	9,200	9,197
6	United States Treasury Bill	0.255%	12/29/16	1,100	1,099
	United States Treasury Bill	0.360%	1/12/17	10,000	9,995

					66,884

Total Temporary Cash Investments (Cost $1,284,948)					1,285,072

Total Investments (101.1%) (Cost $62,711,119)					63,263,038
Other Assets and Liabilities—Net (-1.1%)[4]					(674,714)
Net Assets (100%)					62,588,324

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $619,217,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $486,064,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $698,123,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $27,394,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

69

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA5330 122016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund:

In our opinion, the accompanying statements of net assets investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the "Funds") at October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

December 15, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assetsinvestments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the "Fund") at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

December 15, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assetsinvestments summary, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the "Funds") at October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

December 15, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Emerging Markets Stock Index Fund:

In our opinion, the accompanying statement of net assetsinvestments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Emerging Markets Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the "Fund") at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

December 15, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2016
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 19, 2016

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.